As filed with the Securities and Exchange Commission on April 30, 2007

File Nos.

033-23493

811-05583

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 50	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 51	☒

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

(a Delaware Statutory Trust, as successor to Franklin Templeton Variable Insurance Products Trust, a Massachusetts Business Trust)

(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code (650) 312-2000

Karen L. Skidmore, Esq., One Franklin Parkway, San Mateo, CA 94403-1906

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2007 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 414 under the Securities Act of 1933, Franklin Templeton Variable Insurance Products Trust, a Massachusetts Business Trust (FTVIPT – MA), and its proposed successor, Franklin Templeton Variable Insurance Products Trust, a Delaware Statutory Trust (FTVIPT – DE), are filing this amendment to the registration statement of FTVIPT—MA, and FTVIPT – DE expressly adopts the registration statement of FTVIPT—MA as its own for all purposes of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

This Amendment to the registration statement on Form N-1A is being filed pursuant to Rule 485(b) under the Securities and Exchange Act of 1933, as amended, to make the annual update to the Registrant’s registration statement to be effective May 1, 2007. This filing also updates the Investment Company Act of 1940 registration statement.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Prospectus

Franklin Templeton Variable Insurance Products Trust

Class 1

May 1, 2007

Contents

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

The Funds
	i	Overview

Information about each Fund you should know before investing		Individual Fund Descriptions
	FGC-1	Franklin Global Communications Securities Fund
	FGR-1	Franklin Global Real Estate Securities Fund
	FGI-1	Franklin Growth and Income Securities Fund
	FH-1	Franklin High Income Securities Fund
	FI-1	Franklin Income Securities Fund
	FLG-1	Franklin Large Cap Growth Securities Fund
	FM-1	Franklin Money Market Fund
	FRD-1	Franklin Rising Dividends Securities Fund
	FSV-1	Franklin Small Cap Value Securities Fund
	FSC-1	Franklin Small-Mid Cap Growth Securities Fund
	FSI-1	Franklin Strategic Income Securities Fund
	FUS-1	Franklin U.S. Government Fund
	FZ-1	Franklin Zero Coupon Fund—maturing in December 2010
	MD-1	Mutual Discovery Securities Fund
	MS-1	Mutual Shares Securities Fund
	TD-1	Templeton Developing Markets Securities Fund
	TF-1	Templeton Foreign Securities Fund
	TGA-1	Templeton Global Asset Allocation Fund
	TGI-1	Templeton Global Income Securities Fund
	TG-1	Templeton Growth Securities Fund

Additional Information, All Funds
	1	Regulatory Update
	2	Dealer Compensation
	2	Portfolio Holdings
	2	Statements and Reports
	2	Administrative Services

Distributions and Taxes
	2	Income and Capital Gains Distributions
	3	Tax Considerations

FUND ACCOUNT INFORMATION
Information about Fund account transactions and services	4	Buying Shares
	4	Selling Shares
	4	Exchanging Shares
	4	Market Timing Trading Policy
	6	Involuntary Redemptions
	7	Fund Account Policies
	10	Questions

FOR MORE INFORMATION
Where to learn more about each Fund		Back Cover

MASTER CLASS 1

Franklin Templeton Variable Insurance Products Trust

Overview

Franklin Templeton Variable Insurance Products Trust (the Trust) currently consists of multiple series (Funds), offering a wide variety of investment choices. Funds may be available in multiple classes: Class 1, Class 2 and Class 3. The classes are identical except that Class 2 and Class 3 each has a distribution plan and Class 3 may assess a redemption fee (see “Share Classes” under Fund Account Policies). The Funds are available as investment options in variable annuity or variable life insurance contracts. Shares of the Funds may also be purchased by other mutual funds (Funds of Funds).

INVESTMENT CONSIDERATIONS

•

Each Fund has its own investment strategy and risk profile. Generally, the higher the potential rate of return, the greater the risk of loss. Although stocks in the U.S. historically have outperformed other types of investments over the long term, they tend to go up and down more than other types of investments in the short term. Bonds and other fixed income securities historically have achieved returns less than those of stocks, and with lower risk, although the value of fixed income investments can go up and down over the short term. Money market and other very short-term investments historically have achieved the lowest returns, with the lowest risk.

•

The following give a general sense of the level of fund assets associated with a particular investment or strategy: “small portion” (less than 10%); “portion” (10% to 25%); “significant” (25% to 50%); “substantial” (50% to 66%); “primary” (66% to 80%); and “predominant” (80% or more). The percentages are not limitations unless specifically stated as such in this prospectus or in the Trust’s Statement of Additional Information (SAI).

RISKS

•

There can be no assurance that any Fund will achieve its investment goal. Funds that are actively managed are subject to the risk of the manager’s judgment in the analysis and evaluation of securities selected for investment.

•

All securities markets, interest rates, and currency valuations fluctuate, sometimes dramatically. Because you could lose money by investing in a Fund, take the time to read each Fund description and consider all risks before investing.

•

Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Fund shares involve investment risks, including the possible loss of principal.

ADDITIONAL INFORMATION

More detailed information about each Fund, its investment policies, and its particular risks can be found in the SAI.

MANAGEMENT

The Funds’ investment managers and their affiliates manage $576 billion in assets, as of March 31, 2007. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Series organization became part of the Franklin Templeton organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Today, Franklin Templeton Investments is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment goals.

i

Franklin Global Communications Securities Fund

Goals and Strategies

The Fund invests predominantly in securities of U.S. and non-U.S. communications companies.

GOALS

The Fund’s investment goals are capital appreciation and current income.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of communications companies. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. Under normal market conditions, the Fund invests predominantly in equity securities.

Communications companies are those that are primarily engaged in providing the distribution, content and equipment related to the creation, transmission or processing of information. These companies may include, for example:

•	companies involved in the provision of traditional telecommunications services, such as wireline and wireless services for the transmission of voice, video, and/or advanced data services;

•	companies involved in the distribution of information such as: cable television, satellite, broadcasting, and print media companies, as well as data service providers;

•	content providers including entertainment, media, advertising, software, and publishing companies;

•	companies that sell, manufacture, and/or distribute communications equipment and components, including those that produce computer hardware and software used to enable communications; and

•	companies that provide communication and computing related outsourcing services to enterprises and individuals.

The Fund may buy securities of communications companies located or operating anywhere in the world, including emerging markets, Under normal conditions the Fund will invest at least 40% of its net assets in foreign securities. The Fund generally invests a greater percentage of its assets in U.S. companies than in companies in any other single country.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

The Fund may invest in companies of any size and may from time to time invest a significant amount of its assets in small capitalization companies, which have market capitalization values (share price multiplied by the number of common stock shares outstanding) of less than $1.5 billion.

While the Fund seeks current income as well as capital appreciation, at the present time, many of the securities of the global communications companies in which the Fund invests do not pay dividends.

PORTFOLIO SELECTION

The manager is a research driven, fundamental investor. As a “bottom-up” investor focusing primarily on individual securities, the manager seeks companies that have identifiable drivers of future earnings growth and that present, in the manager’s opinion, the best trade-off between that potential earnings growth, business and financial risk and valuation. The manager relies on a team of analysts to help provide in-depth industry expertise within the communications industry and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages likely to lead to growth in earnings and/or share price. Competitive advantages such as a particular product niche, proven technology, sound financial profits and records or strong management are all factors the manager believes may contribute to growth in earnings or share price.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goals.

FGC-1 Franklin Global Communications Securities Fund - Class 1

Main Risks

Because the securities the Fund holds fluctuate in price with global market conditions, currencies and interest rate movements, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

COMMUNICATIONS SECTOR

By concentrating in the industries of the communications sector, the Fund carries much greater risk of adverse developments affecting that sector, and among those companies, than a fund that invests in companies from a wide variety of industries. The securities of communications companies may experience more price volatility than securities of companies in other industries. For example, communications companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and competition for market share and the potential for falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of communications companies and, as a result, the value of their securities. In addition, many wireless telecommunication and Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks of rapidly changing technologies and market conditions. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Portions of the communications industry are also subject to government regulation which may affect company profitability and share price.

STOCKS

Although this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

GROWTH STYLE INVESTING

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more volatile and expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

FOREIGN SECURITIES

Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates. Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. To the extent the Fund does not hedge, or successfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and

FGC-2 Franklin Global Communications Securities Fund - Class 1

political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. There may be less effective government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign companies may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. companies, and there may be less publicly available information about them.

Limited markets. Foreign securities markets may be less liquid, and even those that are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund’s ability to sell them at favorable prices.

Emerging markets. The Fund’s investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

SMALLER AND MIDSIZE COMPANIES

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. Thus, when the Fund’s size is smaller, any gains from IPOs will have an exaggerated impact on the Fund’s reported performance than when the Fund is larger.

PORTFOLIO TURNOVER

The Fund’s portfolio turnover rate may exceed 100% annually, which may involve additional expenses to the Fund, including portfolio transaction costs.

FGC-3 Franklin Global Communications Securities Fund - Class 1

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Franklin Global Communications Securities Fund - Class 1	24.69%	9.24%	3.80%
S&P 500® Index[1]	15.78%	6.19%	8.42%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Source: Standard & Poor’s Micropal. The unmanaged Standard & Poor’s 500 Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. An index includes reinvested dividends and/or interest. One cannot invest directly in an index nor is an index representative of the Fund’s investments.

FGC-4 Franklin Global Communications Securities Fund - Class 1

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 1
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 1
Management fees[1]	0. 56%
Other expenses	0. 11%
Total annual Fund operating expenses[2]	0.67%

1. The Fund administration fee is paid indirectly through the management fee.

2. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$68	$214	$373	$835

FGC-5 Franklin Global Communications Securities Fund - Class 1

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund’s investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in the communications industry. The portfolio managers of the team are as follows:

Grant Bowers VICE PRESIDENT OF ADVISERS	Mr. Bowers has been a manager of the Fund since 2002. Mr. Bowers has primary responsibility for the investments of the Fund. Mr. Bowers has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which Mr. Bowers may perform these functions, and the nature of these functions, may change from time to time. Mr. Bowers joined Franklin Templeton Investments in 1993.

Tiffany Hsiao PORTFOLIO MANAGER OF ADVISERS	Ms. Hsiao has been a manager of the Fund since 2005, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. Ms. Hsiao joined Franklin Templeton Investments in 2001.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund’s assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2006, the Fund paid 0.56% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

FGC-6 Franklin Global Communications Securities Fund - Class 1

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 1	Year Ended December 31,
	2006	2005		2004		2003	2002
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	8.09	7.17		6.32		4.53	6.87
Income from investment operations:
Net investment income (loss)[a]	(0.01)	0.04		0.05		0.06	0.04
Net realized and unrealized gains (losses)	2.01	1.08		0.87		1.78	(2.33)
Total from investment operations	2.00	1.12		0.92		1.84	(2.29)
Less distributions from net investment income	(0.03)	(0.20)		(0.07)		(0.05)	(0.05)
Net asset value, end of year	10.06	8.09		7.17		6.32	4.53
Total return (%)[b]	24.69	16.12		14.66		40.46	(33.28)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	145,425	138,015		142,898		149,480	130,255
Ratios to average net assets: (%)
Expenses	0.67 [c]	0.65	[c]	0.64	[c]	0.64	0.60
Net investment income (loss)	(0.13)	0.63		0.85		1.08	0.83
Portfolio turnover rate (%)	134.21	170.40		178.52		96.60	97.75

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Benefit of expense reduction rounds to less than 0.01%.

FGC-7 Franklin Global Communications Securities Fund - Class 1

Franklin Global Real Estate Securities Fund

(formerly Franklin Real Estate Fund)

Goals and Strategies

The Fund invests predominantly in companies located anywhere in the world that operate in the real estate sector.

GOALS

The Fund’s principal investment goal is high total return.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. For purposes of this Fund the real estate sector includes:

•	Real estate investment trusts (REITs) (defined below) and similar REIT-like entities domiciled outside the U.S.;

•	companies qualifying under U.S. federal tax law as REITs, and

•

companies that derive at least half of their assets or revenues from the ownership or management of residential, commercial or industrial real estate (such as real estate operating or service companies).

Under normal market conditions the Fund expects to invest at least 40% of its net assets in foreign securities.

The manager seeks to limit price volatility by investing across markets and property types. The manager also seeks to provide a consistently high level of income.

A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate such as apartments, hotels, industrial properties, office buildings, or shopping centers. Equity REITs generally receive income from rents received. REITs are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type. Although the REIT structure originated in the U.S., a number of countries around the world have adopted, or are considering adopting, similar REIT and REIT-like structures. While the Fund is not limited to investing in REITs and REIT-like entities, it is expected that the Fund currently will focus on these types of entities.

Under normal conditions, the Fund expects to be invested predominantly in equity securities. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities.

The Fund may also invest in issuers engaged in businesses whose products and services are related to the real estate sector. The Fund may invest a portion of its assets in real estate equity securities of companies domiciled in emerging market countries. The Fund also may invest a small portion of its assets in debt securities.

Derivative investments, such as forward currency exchange contracts, will be used to help manage currency risks and manage local currency exposure. The manager will seek to manage the Fund’s exposure to various currencies, and will generally seek to hedge (protect) against currency risk, largely by using forward currency exchange contracts. While forward currency contracts entered into for hedging purposes may reduce the risk of loss from a change in value of a currency, they also limit any potential gains and do not protect against fluctuations in the value of the underlying instruments.

PORTFOLIO SELECTION

The manager is a research driven, fundamental investor. The manager’s active investment strategy is centered on the belief that unsynchronized regional economic activity within the global economy provides consistent, attractive return opportunities in the global real estate markets.

When selecting investments for the Fund’s portfolio, the manager uses a “bottom-up,” value oriented stock selection process that incorporates macro-level views in the evaluation process. The manager’s portfolio construction process combines:

•	Bottom-up analysis of individual stock and real estate market fundamentals; and

FGR-1 Franklin Global Real Estate Securities Fund - Class 1

•

Top-down macro overlays to provide country/regional, property type, and company size perspectives in identifying international/local cyclical and thematic trends that highlight investment opportunities.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goals.

FGR-2 Franklin Global Real Estate Securities Fund - Class 1

Main Risks

Because the securities the Fund holds fluctuate in price with both the real estate market and general stock market conditions, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks can affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

REAL ESTATE SECURITIES

By concentrating in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. When economic growth is slow, demand for property decreases and prices may decline. Property values may decrease because of overbuilding, increases in property taxes and operating expenses, changes in zoning laws, environmental regulations or hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values.

REITs Equity REITs may be affected by any change in the value of the properties owned and other factors, and their prices tend to go up and down. A REIT’s performance depends on the types of and locations of the properties it owns and on how well it manages those properties. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. Because REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole. These risks may also apply to securities of REIT-like entities domiciled outside the U.S.

STOCKS

Although this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

FOREIGN SECURITIES

Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates. Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. The Fund will employ various strategies to hedge a particular currency, but there is no assurance that any such hedging strategy would reduce rather than increase the Fund’s risk. Restrictions on currency trading that may be imposed by developing market countries will have an adverse affect on the value of the securities of companies that trade or operate in such countries.

Political and economic developments. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse

FGR-3 Franklin Global Real Estate Securities Fund - Class 1

political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. Terrorist acts directed at real estate owned by the companies whose securities are held by the Fund could negatively impact the value of those securities. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets. Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices. In emerging markets, a previously established liquid securities market may become illiquid (temporarily or for longer periods of time) due to economic or political conditions.

Emerging market countries. The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Some of the additional significant risks include:

•	Political and social uncertainty (for example, regional conflicts and risk of war)

•	Currency exchange rate volatility

•	Pervasiveness of corruption and crime

•	Delays in settling portfolio transactions

•	Risk of loss arising out of systems of security registration and custody

•

Markets that are comparatively smaller and less liquid than developed markets. Short-term volatility in these markets and declines of more than 50% are not unusual. Markets which are generally considered to be liquid may become illiquid for short or extended periods.

•	Less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.

•	Currency and capital controls

•	Inflation, deflation or currency devaluation

•	Greater sensitivity to interest rate changes

Interest Rate. Rate changes can be sudden and unpredictable. Rising interest rates are likely to have an adverse impact on the securities that the Fund owns, as increasing rates drive up mortgage and financing costs, can constrain construction and buying and selling activity in the real estate market and make other categories of investments more attractive.

Credit. An issuer of mortgage or other debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value and, thus, impact Fund performance.

Liquidity. Liquidity risk exists when particular securities are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Derivative Securities Including Hedging Instruments. The performance of derivative investments, including hedging instruments, depends on the performance of an underlying asset such as a currency. Hedging instruments used by this Fund may involve a small investment relative to the risk assumed. Their successful use will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks also include the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid.

FGR-4 Franklin Global Real Estate Securities Fund - Class 1

NON-DIVERSIFIED

As a non-diversified fund, the Fund may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified fund. Therefore, the Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. This may result in greater fluctuation in the value of the Fund’s shares. The Fund intends, however, to meet certain tax diversification requirements.

PORTFOLIO TURNOVER

The portfolio turnover rate for the next year is anticipated to exceed 100%. High turnover will increase the Fund’s transaction costs.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

FGR-5 Franklin Global Real Estate Securities Fund - Class 1

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Franklin Global Real Estate Securities Fund - Class 1	20.87%	20.39%	13.02%
S&P/Citigroup BMI Global REIT Index[1,2]	38.79%	25.17%	15.32%
S&P 500® Index[1,2]	15.78%	6.19%	8.42%
Dow Jones Wilshire Real Estate Securities Index[1,2]	35.85%	24.07%	15.06%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Source: Standard & Poor’s Micropal. The unmanaged Standard &Poor’s 500 Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The unmanaged Standard & Poor’s (S&P)/Citigroup BMI Global REIT Index is designed to measure performance of the investible universe of publicly traded REITs. Index constituents generally derive more than 60% of revenue from real estate development, management, rental, and/or direct investment physical property and with local REIT or property trust tax status. Local property market returns are from country subindexes of the S&P/Citigroup BMI Global REIT Index. The unmanaged Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. The index is capitalization-weighted and rebalanced monthly, and returns are calculated on a buy-and-hold basis. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

2. The S&P/Citigroup BMI Global REIT Index is replacing the S&P 500 and Dow Jones Wilshire Real Estate Securities Index as the Fund’s benchmark effective May 1, 2007, to coincide with its change to a global real estate fund. The S&P 500 and Dow Jones Wilshire Real Estate Securities Index may be excluded from this comparison in the future.

FGR-6 Franklin Global Real Estate Securities Fund - Class 1

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 1
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 1
Management fees[1]	0.71%
Other expenses (including administration fees)[1]	0.28%
Total annual Fund operating expenses[1,2]	0.99%
Management fee reduction[1]	-0.49%
Net annual Fund operating expenses[1,2]	0.50%

1. The Fund’s fees and expenses have been restated as if the Fund’s new investment management and fund administration agreements had been in place for the fiscal year ended December 31, 2006. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect.

2. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$193	$393	$1,068

FGR-7 Franklin Global Real Estate Securities Fund - Class 1

Management

Franklin Templeton Institutional, LLC (FT Institutional), 600 Fifth Avenue, New York, New York 10020, is the Fund’s investment manager.

Under an agreement with FT Institutional, Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund’s sub-advisor. Advisers provides FT Institutional with investment management advice and assistance. Prior to May 1, 2007, Advisers was the Fund’s investment manager, pursuant to an agreement.

The Fund is managed by a team of dedicated professionals focused on investments in the global real estate securities market. The portfolio managers of the team are as follows:

Alex W. Peters, CFA VICE PRESIDENT OF ADVISERS	Mr. Peters has been a manager of the Fund since 2003. He joined Franklin Templeton Investments in 1992.

Jack Foster SENIOR VICE PRESIDENT OF FT INSTITUTIONAL	Mr. Foster has been a manager of the Fund since May 2007. He joined Franklin Templeton Investments in 1987.

Charles J. McKinley REIT ANALYST AND PORTFOLIO MANAGER OF FT INSTITUTIONAL

Mr. McKinley has been a manager of the Fund since May 2007. Prior to joining Franklin Templeton in 2003, he was employed at Fidelity Investments, providing research and portfolio management services to high net worth and institutional clients at Fidelity Investments.

The managers have equal authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which each manager may perform these functions, and the nature of these functions, may change from time to time.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays its investment manager a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2006, the Fund paid Advisers 0.47% of its average daily net assets for managing the Fund’s assets and providing certain administrative facilities and services. Effective May 1, 2007, the fee to be paid to FT Institutional is equal to an annual rate of:

0.80% of the value of average daily net assets up to and including $500 million;

0.70% of the value of average daily net assets over $500 million up to and including $1 billion;

0.65% of the value of average daily net assets over $1 billion up to and including $1.5 billion;

0.60% of the value of average daily net assets over $1.5 billion up to and including $6.5 billion;

0.58% of the value of average daily net assets over $6.5 billion up to and including $11.5 billion;

0.56% of the value of average daily net assets over $11.5 billion up to and including $16.5 billion;

0.54% of the value of average daily net assets over $16.5 billion up to and including $19 billion;

0.53% of the value of average daily net assets over $19 billion up to and including $21.5 billion; and

0.52% of the value of average daily net assets over $21.5 billion.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund will be available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

FGR-8 Franklin Global Real Estate Securities Fund - Class 1

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 1	Year ended December 31,
	2006	2005	2004	2003	2002
Per share operating performance ($) (for a share outstanding throughout the year)
Net asset value, beginning of year	32.55	30.87	23.91	18.05	18.14
Income from investment operations:
Net investment income[a]	0.67	0.70	0.75	0.74	0.75
Net realized and unrealized gains (losses)	5.40	3.38	6.78	5.67	(0.30)
Total from investment operations	6.07	4.08	7.53	6.41	0.45
Less distributions from:
Net investment income	(0.75)	(0.49)	(0.53)	(0.55)	(0.54)
Net realized gains	(2.62)	(1.91)	(0.04)	—	—
Total distributions	(3.37)	(2.40)	(0.57)	(0.55)	(0.54)
Net asset value, end of year	35.25	32.55	30.87	23.91	18.05
Total return (%)[b]	20.87	13.74	32.19	36.08	2.25
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	140,487	145,425	152,451	134,468	112,991
Ratios to average net assets: (%)
Expenses	0.50 [c]	0.49 [c]	0.50 [c]	0.53	0.57
Net investment income	2.04	2.32	3.00	3.62	4.23
Portfolio turnover rate (%)	31.39	36.10	39.42	15.44	18.13

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Benefit of expense reduction rounds to less than 0.01%.

FGR-9 Franklin Global Real Estate Securities Fund - Class 1

Franklin Growth and Income Securities Fund

Goals and Strategies

The Fund invests predominantly in equity securities.

GOALS

The Fund’s principal investment goal is capital appreciation. Its secondary goal is to provide current income.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests predominantly in a broadly diversified portfolio of equity securities that the Fund’s manager considers to be financially strong, but undervalued by the market. To help identify such companies, the manager uses a current relative yield analysis that focuses on a company’s dividend yield (calculated by dividing a stock’s annual per share dividends by its per share market price). The Fund seeks current income through receipt of dividends from its investments. The Fund may also invest a portion of its assets in debt securities.

While the Fund does not concentrate in any one sector, it may make significant investments in the financial services sector. The manager believes that this sector may have dividend yield and/or valuation characteristics consistent with the Fund’s goal.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

The Fund may invest a portion of its assets in convertible securities, which are considered equity securities for this fund. A convertible security is generally a debt security or preferred stock that may be converted into common stock. By investing in convertible securities, the Fund seeks the opportunity to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market.

The Fund may invest a portion of its assets in foreign securities, including those in emerging markets. The Fund currently intends to pursue foreign investment opportunities by investing primarily in American Depositary Receipts (ADRs), which are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. ADRs involve many of the same risks as direct investments in foreign securities.

PORTFOLIO SELECTION

The manager is a research driven, fundamental investor, pursuing a disciplined value-oriented strategy. As a “bottom-up” investor focusing primarily on individual securities, the manager seeks companies that offer current dividend yields and present, in the manager’s opinion, the best trade-off between valuation, potential earnings growth and business risk.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goals.

FGI-1 Franklin Growth and Income Securities Fund - Class 1

Main Risks

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund. The convertible securities held by the Fund are expected to be convertible into common stocks, and are affected by changes in stock values.

VALUE STYLE INVESTING

Value stock prices are considered “cheap” relative to the company’s perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company’s value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value.

INTEREST RATE

Common stocks with higher dividend yields can be sensitive to interest rate movements: when interest rates rise, the prices of these stocks may tend to fall. Increases in interest rates also may have an effect on the companies in which the Fund invests because borrowing costs go up and it may be more difficult for them to obtain credit to expand or may have greater difficulty making interest payments when due.

SECTOR FOCUS

To the extent that the Fund focuses on particular sectors from time to time, the Fund may carry greater risk of adverse developments in a sector than a fund that invests in a wide variety of sectors.

Financial services companies. Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company’s profitability, and therefore its stock price, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

FOREIGN SECURITIES

Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. To the extent the Fund does not hedge, or successfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies

FGI-2 Franklin Growth and Income Securities Fund - Class 1

with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. There may be less effective government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign companies may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. companies, and there may be less publicly available information about them.

Limited markets. Foreign securities markets may be less liquid, and even those that are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund’s ability to sell them at favorable prices.

Emerging markets. The Fund’s investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

FGI-3 Franklin Growth and Income Securities Fund - Class 1

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Franklin Growth and Income Securities Fund - Class 1	17.05%	7.47%	8.78%
Russell 1000 Value Index[1]	22.25%	10.86%	11.00%
S&P 500® Index[1]	15.78%	6.19%	8.42%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Source: Standard & Poor’s Micropal. The unmanaged Russell 1000 Value Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The unmanaged Standard & Poor’s 500 Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

FGI-4 Franklin Growth and Income Securities Fund - Class 1

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 1
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 1
Management fees[1]	0.49%
Other expenses	0.05%
Total annual Fund operating expenses[2]	0.54%

1. The Fund administration fee is paid indirectly through the management fee.

2. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$55	$173	$302	$677

FGI-5 Franklin Growth and Income Securities Fund - Class 1

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund’s investment manager.

The Fund is managed by a team of dedicated professionals focused on investments of securities believed to be undervalued. The portfolio managers of the team are as follows:

ALAN E. MUSCHOTT, CFA VICE PRESIDENT OF ADVISERS	Mr. Muschott has been a manager of the Fund since 2005. He has primary responsibility for the investments of the Fund. Mr. Muschott has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which Mr. Muschott may perform these functions, and the nature of these functions, may change from time to time. Mr. Muschott joined Franklin Templeton Investments in 1998.

Edward D. Perks, CFA SENIOR VICE PRESIDENT OF ADVISERS	Mr. Perks has been a manager of the Fund since 2005, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. Mr. Perks joined Franklin Templeton Investments in 1992.

Frank Felicelli, CFA SENIOR VICE PRESIDENT OF ADVISERS	Mr. Felicelli has been a manager of the Fund since 1995, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. Mr. Felicelli joined Franklin Templeton Investments in 1986.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund’s assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2006, the Fund paid 0.49% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

FGI-6 Franklin Growth and Income Securities Fund - Class 1

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 1	Year Ended December 31,
	2006	2005	2004	2003	2002
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	15.60	15.60	14.44	11.82	15.27
Income from investment operations:
Net investment income[a]	0.42	0.42	0.40	0.36	0.39
Net realized and unrealized gains (losses)	2.05	0.15	1.14	2.66	(2.58)
Total from investment operations	2.47	0.57	1.54	3.02	(2.19)
Less distributions from:
Net investment income	(0.43)	(0.43)	(0.38)	(0.40)	(0.42)
Net realized gains	(0.81)	(0.14)	—	—	(0.84)
Total distributions	(1.24)	(0.57)	(0.38)	(0.40)	(1.26)
Net asset value, end of year	16.83	15.60	15.60	14.44	11.82
Total return (%)[b]	17.05	3.71	10.91	26.06	(15.53)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	388,751	405,245	471,596	505,393	455,680
Ratios to average net assets: (%)
Expenses	0.54 [c]	0.51 [c]	0.52 [c]	0.53	0.53
Net investment income	2.63	2.74	2.77	2.92	2.85
Portfolio turnover rate (%)	23.05	43.89	40.15	43.18	96.61

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Benefit of expense reduction rounds to less than 0.01%.

FGI-7 Franklin Growth and Income Securities Fund - Class 1

Franklin High Income Securities Fund (formerly Franklin High Income Fund)

Goals and Strategies

The Fund invests primarily to predominantly in high yield, lower-rated bonds.

GOALS

The Fund’s principal investment goal is to earn a high level of current income. Its secondary goal is capital appreciation.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests primarily to predominantly in debt securities offering high yield and expected total return. The Fund may invest in senior and subordinated debt securities.

A debt security represents an obligation of the issuer to the bondholders to repay a loan of money and generally to provide for the payment of interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, zero coupon bonds, notes, and short-term debt.

The Fund may invest up to 100% of its assets in high yield, lower quality debt securities. These are either securities rated below investment grade (below the top four rating categories) by independent rating organizations such as Standard & Poor’s Ratings Group (S&P®) and Moody’s Investors Service (Moody’s) or unrated securities the manager determines are of comparable quality. The below investment grade debt securities in which the Fund invests are generally rated at least Caa by Moody’s or CCC by S&P or are unrated securities the Fund’s manager determines are of comparable quality. The Fund may invest a small portion of its assets in defaulted debt securities.

The Fund may invest a portion of its total assets in foreign securities, including a small portion in emerging markets, and will typically focus on dollar denominated corporate debt. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager’s internal analysis.

While the Fund also may invest in dividend-paying common or preferred stocks, it more typically holds equity securities as a result of receiving those securities in a corporate restructuring. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

The Fund may invest a small portion of its assets in credit-linked securities as a means of investing more rapidly and efficiently in permitted segments of the debt securities markets.

PORTFOLIO SELECTION

The Fund’s manager is a research-driven, fundamental investor that relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies. As a “bottom-up” investor, the manager focuses primarily on individual securities. The manager also considers sectors when choosing investments. In selecting securities for the Fund’s investment portfolio, the manager does not rely principally on the rating assigned by rating organizations, but performs its own independent investment analysis to evaluate the creditworthiness of the issuer. The manager considers a variety of factors, including the issuer’s experience and managerial strength, its sensitivity to economic conditions, and its current financial condition.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goals.

FH-1 Franklin High Income Securities Fund - Class 1

Main Risks

Changes in interest rates affect the prices of the Fund’s debt securities. If rates rise, the value of the Fund’s debt securities will fall and so too will the Fund’s share price.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

CREDIT

An issuer may be unable to make interest payments or repay principal when due. Adverse changes in an issuer’s financial strength or in a security’s credit rating may reduce a security’s value and, thus, impact Fund performance. Subordinated debt securities are riskier because their holders will be paid only after the holders of senior debt securities are paid.

Lower-rated securities. Debt securities that are rated below investment grade and comparable unrated securities generally have more risk than higher-rated securities and can be considered speculative. These securities, which are sometimes called “junk bonds,” generally pay higher yields than higher-rated securities to compensate investors for the higher risk.

Companies issuing high yield debt securities are not as strong financially as those with higher credit ratings. Such companies typically do not have the track record needed to receive an investment grade rating, have borrowed to finance acquisitions or to expand their operations, are seeking to refinance their debt at lower rates, or have been downgraded due to financial difficulties. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates that could prevent them from making interest and principal payments. In addition, banks may tighten their credit standards, which may make it more difficult for companies with weaker balance sheets to have access to capital to continue operations or to refinance their outstanding debt. If an issuer stops paying interest or principal, payments may never resume. The Fund may lose its entire investment in a defaulted bond.

The prices of high yield debt securities fluctuate more than the prices of higher quality securities. Prices are especially sensitive to developments affecting the company’s business and to changes in the ratings assigned by rating organizations. Prices are often closely linked with the company’s stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield securities are also generally less liquid than higher quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.

INTEREST RATE

Interest rate changes can be sudden and unpredictable. Debt securities tend to lose market value when interest rates rise and increase in value when interest rates fall. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an adverse effect on the companies in which the Fund invests because they may find it more difficult to obtain credit to expand, or may have more difficulty making interest payments when due. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments, the proceeds from a matured debt security or a debt security that has been pre-paid (called), resulting in less income received by the Fund.

FOREIGN SECURITIES

Investing in foreign securities, including securities of foreign governments and foreign securities traded on U.S. markets, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates. Certain of the Fund’s investments may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go

FH-2 Franklin High Income Securities Fund - Class 1

down in value because it will be worth fewer U.S. dollars. To the extent the Fund does not hedge, or successfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. There may be less effective government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign companies may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. companies, and there may be less publicly available information about them.

Limited markets. Foreign securities markets may be less liquid, and even those that are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund’s ability to sell them at favorable prices.

Emerging markets. The Fund’s investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

CREDIT-LINKED SECURITIES

Credit-linked securities are structured debt securities that derive their value based on the credit risk of one or more reference securities such as corporate debt obligations and credit default swaps thereon or bank loan obligations. The Fund may lose money investing in credit-linked securities if a credit event (for example, a bankruptcy or failure to pay interest or principal or a restructuring) occurs with respect to a reference security, if the underlying securities otherwise perform poorly, or if certain counterparties fail to satisfy their obligations. The market for credit-linked securities may suddenly become illiquid, making it difficult for the Fund to sell such securities promptly at an acceptable price.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

FH-3 Franklin High Income Securities Fund - Class 1

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Franklin High Income Securities Fund - Class 1	9.48%	8.25%	4.25%
CS High Yield Index[1]	11.92%	11.07%	7.09%
Lipper VIP High Current Yield Funds Classification Average[1]	9.96%	8.94%	5.35%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Sources: Standard & Poor’s Micropal and Lipper Inc. The unmanaged Credit Suisse (CS) High Yield Index is designed to mirror the investible universe of the U.S. dollar-denominated high yield debt market. The unmanaged Lipper VIP High Current Yield Funds Classification Average is an equally weighted average calculation for performance figures for all funds within the Lipper High Yield Funds aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. For the 12-month period ended December 31, 2006, there were 100 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

FH-4 Franklin High Income Securities Fund - Class 1

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 1
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Class 1
Management fees[1]	0.55%
Other expenses	0.08%
Total annual Fund operating expenses[2]	0.63%

1. The Fund administration fee is paid indirectly through the management fee.

2. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$64	$202	$351	$786

FH-5 Franklin High Income Securities Fund - Class 1

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund’s investment manager.

The Fund is managed by a team of dedicated professionals focused on high yield debt investments. The portfolio managers of the team are as follows:

Patricia O’Connor, CFA, CPA VICE PRESIDENT OF ADVISERS	Ms. O’Connor has been a manager of the Fund since 2002. She has primary responsibility for the investments of the Fund. Ms. O’Connor has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which Ms. O’Connor may perform these functions, and the nature of these functions, may change from time to time. She joined Franklin Templeton Investments in 1997.

Eric G. Takaha, CFA SENIOR VICE PRESIDENT OF ADVISERS	Mr. Takaha has been a manager of the Fund since May 2005, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1989.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund’s assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2006, the Fund paid 0.55% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

FH-6 Franklin High Income Securities Fund - Class 1

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 1	Year Ended December 31,
	2006	2005	2004		2003	2002
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	6.82	6.99	6.81		5.67	7.44
Income from investment operations:
Net investment income[a]	0.49	0.48	0.49		0.51	0.63
Net realized and unrealized gains (losses)	0.12	(0.23)	0.15		1.21	(1.30)
Total from investment operations	0.61	0.25	0.64		1.72	(0.67)
Less distributions from net investment income	(0.47)	(0.42)	(0.46)		(0.58)	(1.10)
Net asset value, end of year	6.96	6.82	6.99		6.81	5.67
Total return (%)[b]	9.48	3.72	10.04		31.50	(9.55)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	77,641	87,814	109,569		136,218	111,746
Ratios to average net assets: (%)
Expenses before expense reduction	0.64	0.60	0.62		0.62	0.63
Expenses net of expense reduction	0.63	0.60 [c]	0.62	[c]	0.62	0.63
Net investment income	7.14	6.96	7.17		8.19	9.92
Portfolio turnover rate (%)	37.99	47.60	59.87		52.01	56.01

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Benefit of expense reduction rounds to less than 0.01%.

FH-7 Franklin High Income Securities Fund - Class 1

Franklin Income Securities Fund

Goal and Strategies

The Fund invests in debt securities, including high yield, lower-rated bonds, and stocks.

GOAL

The Fund’s investment goal is to maximize income while maintaining prospects for capital appreciation.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests in debt and equity securities. The Fund seeks income by investing in corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the manager believes are attractive. The Fund seeks growth opportunities by investing in common stocks of companies from a variety of sectors that may include utilities, healthcare, financials, oil and gas. The Fund may also invest a portion of its assets in convertible securities, including enhanced convertible securities and synthetic convertible securities.

A debt security represents an obligation of the issuer to the bondholders to repay a loan of money and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, notes, and short-term debt investments.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, including convertible preferred stocks, are examples of equity securities.

A convertible security is generally a debt security or preferred stock that may be converted into common stock and may provide an income stream while it is held. An enhanced convertible security offers enhanced yield features that may provide the Fund with the opportunity to earn higher income.

The Fund may invest a significant amount of its total assets in debt securities that are either rated below investment grade by the rating organizations such as Standard & Poor’s Ratings Group (S&P®) and Moody’s Investors Service (Moody’s) or, if unrated, determined by the Fund’s manager to be of comparable quality. The Fund may also invest up to 5% of its total assets in defaulted debt securities. Investment grade debt securities are those rated in the top four rating categories by the independent rating organizations. The Fund generally invests in securities rated at least Caa by Moody’s or CCC by S&P or, if unrated, determined by the Fund’s manager to be of comparable quality. Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Fund may invest a small portion of its assets in foreign securities and emerging markets. The Fund ordinarily pursues foreign investment opportunities by investing in multi-national corporations with significant foreign operations and in American Depositary Receipts (ADRs), which are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in multi-national corporations and ADRs involve many of the same risks as direct investments in foreign securities.

PORTFOLIO SELECTION

The manager searches for undervalued or out-of-favor securities it believes offer opportunities for income today and growth tomorrow. It generally performs independent analysis of the debt securities being considered for the Fund’s portfolio, rather than relying principally on the ratings assigned by rating organizations. In analyzing both debt and equity securities, the manager considers a variety of factors, including:

•	a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;

•	the experience and strength of the company’s management;

•	the company’s changing financial condition and market recognition of the change;

•	the company’s sensitivity to changes in interest rates and business conditions; and

•	the company’s debt maturity schedules and borrowing requirements.

FI-1 Franklin Income Securities Fund - Class 1

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

FI-2 Franklin Income Securities Fund - Class 1

Main Risks

Because the bonds and stocks the Fund holds fluctuate in price with interest rate changes and market conditions, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities markets as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund to decline.

CREDIT

An issuer may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value and, thus, impact Fund performance. Subordinated debt securities are riskier because their holders will be paid only after the holders of senior debt securities are paid.

Lower-rated securities. Debt securities that are rated below investment grade and comparable unrated securities generally have more risk than higher-rated securities and can be considered speculative. These securities, which are sometimes called “junk bonds,” generally pay higher yields than higher-rated securities to compensate investors for the higher risk.

Issuers of high yield debt securities are not as strong financially as those with higher credit ratings. Such issuers typically do not have the track record to receive an investment grade rating, have borrowed to finance acquisitions or to expand their operations, are seeking to refinance their debt at lower rates, or have been downgraded due to financial difficulties. These issuers are more likely to encounter financial difficulties and are more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates, that could prevent them from making interest and principal payments. In addition, banks may tighten their credit standards, which may make it more difficult for issuers with weaker balance sheets to have access to capital to continue operations or to refinance their outstanding debt. If an issuer stops paying interest or principal, payments may never resume. The Fund may lose its entire investment in a defaulted bond.

The prices of high yield debt securities fluctuate more than the prices of higher quality securities. Prices are especially sensitive to developments affecting the issuer’s operations and to changes in the ratings assigned by rating organizations. In the case of companies, prices are often closely linked with, and typically fluctuate in response to factors that affect their stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield securities are also generally less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.

INTEREST RATE

Interest rate changes can be sudden and unpredictable. Debt securities tend to lose market value when interest rates rise and increase in value when interest rates fall. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an adverse effect on the issuers in which the Fund invests because they may find it more difficult to obtain credit to expand, or may have more difficulty making interest payments when due. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments, the proceeds from a matured debt security or a debt security that has been pre-paid (called), resulting in less income received by the Fund.

FI-3 Franklin Income Securities Fund - Class 1

VALUE STYLE INVESTING

Value security prices are considered “cheap” relative to the company’s perceived value and are often out of favor with other investors. The manager may invest in such securities if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company’s value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value securities may not increase in value as anticipated by the manager and may even decline in value.

A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies or the factors that the manager believes will increase the price of the security do not occur.

INCOME

Since the Fund can only distribute what it earns, the Fund’s distributions to its shareholders may decline when interest rates fall.

CONVERTIBLE SECURITIES

The value of convertible securities may fluctuate with the market value of the underlying stock or, like a debt security, in response to changes in interest rates and the credit quality of the issuer. Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally also is less volatile than the underlying stock.

FOREIGN SECURITIES

Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war; social and economic instability; currency devaluations, and policies that have the effect of limiting or restricting foreign investment or the movement of assets), and company risks (unfavorable trading practices, less government supervision, less publicly available information; limited trading markets and greater volatility). The risks of investing in foreign securities typically are greater in less developed or emerging market countries.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

FI-4 Franklin Income Securities Fund - Class 1

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Franklin Income Securities Fund - Class 1	18.47%	12.62%	9.86%
S&P 500® Index[1]	15.78%	6.19%	8.42%
LB U.S. Aggregate Index[1]	4.33%	5.06%	6.24%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Source: Standard & Poor’s Micropal. The unmanaged Standard & Poor’s 500 Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The unmanaged Lehman Brothers (LB) U.S. Aggregate Index represents securities that are SEC registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody’s Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

FI-5 Franklin Income Securities Fund - Class 1

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 1
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Class 1
Management fees[1]	0.46%
Other expenses	0.01%
Total annual Fund operating expenses[2]	0.47%

1. The Fund administration fee is paid indirectly through the management fee.

2. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$48	$151	$263	$591

FI-6 Franklin Income Securities Fund - Class 1

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund’s investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in debt and equity securities. The portfolio managers of the team are as follows:

Edward D. Perks, CFA SENIOR VICE PRESIDENT OF ADVISERS	Mr. Perks has been a manager of the Fund since 2002. He joined Franklin Templeton Investments in 1992.

Charles B. Johnson CHAIRMAN OF FRANKLIN RESOURCES, INC. AND PORTFOLIO MANAGER OF ADVISERS	Mr. Johnson has been a manager of the Fund since 1989 and has been with Franklin Templeton Investments since 1957.

Mr. Perks has primary responsibility for the investments of the Fund. Subject to the general supervision of Mr. Johnson, Mr. Perks has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which Mr. Perks may perform these functions, and the nature of these functions, may change from time to time.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund’s assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2006, the Fund paid 0.46% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

FI-7 Franklin Income Securities Fund - Class 1

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 1	Year ended December 31,
	2006	2005	2004	2003	2002
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	15.56	15.89	14.40	11.48	12.96
Income from investment operations:
Net investment income[a]	0.94	0.85	0.83	0.81	0.90
Net realized and unrealized gains (losses)	1.85	(0.56)	1.14	2.79	(0.89)
Total from investment operations	2.79	0.29	1.97	3.60	0.01
Less distributions from:
Net investment income	(0.62)	(0.57)	(0.48)	(0.68)	(1.23)
Net realized gains	(0.08)	(0.05)	—	—	(0.26)
Total distributions	(0.70)	(0.62)	(0.48)	(0.68)	(1.49)
Net asset value, end of year	17.65	15.56	15.89	14.40	11.48
Total return (%)[b]	18.47	1.83	14.13	32.10	(0.37)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	458,613	457,625	530,742	537,950	427,036
Ratios to average net assets: (%)
Expenses	0.47 [c]	0.48 [c]	0.49 [c]	0.51	0.53
Net investment income	5.70	5.44	5.71	6.33	7.40
Portfolio turnover rate (%)	25.05	34.76	44.02	47.03	62.00

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Benefit of expense reduction rounds to less than 0.01%.

FI-8 Franklin Income Securities Fund - Class 1

Franklin Large Cap Growth Securities Fund

Goal and Strategies

The Fund invests predominantly in large-cap companies.

GOAL

The Fund’s investment goal is capital appreciation.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of large capitalization (large-cap) companies. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. For this Fund, large-cap companies are those with market capitalization values (share price multiplied by the number of common stock shares outstanding) within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase. The Russell 1000 consists of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The median market cap of the Russell 1000 Index as of February 28, 2007, was $5.625 billion.

Under normal market conditions, the Fund invests predominantly in equity securities. The Fund may also invest up to 20% of its net assets in investments of small to medium capitalization companies and a portion of its net assets in foreign securities. Although the Fund seeks investments across a number of sectors, it may from time to time have substantial positions in the technology sector (including health technology, electronic technology and technology services), and in communications and financial services companies.

Growth companies in which the Fund may invest include those that the manager expects to have revenue growth in excess of the economy as a whole either through above-average industry expansion or market share gains or are trading at valuations that the manager believes are attractive relative to their growth rates. These may include companies that generally dominate, or are gaining market share in, their industry and have a reputation for quality management, and superior products and services.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

PORTFOLIO SELECTION

The manager is a research driven, fundamental investor, pursuing a growth strategy. As a “bottom-up” investor focusing primarily on individual securities, the manager seeks companies that have identifiable drivers of future earnings growth and that present, in the manager’s opinion, the best trade-off between that potential earnings growth, business and financial risk and valuation. The manager relies on a team of analysts to help provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct, sustainable and competitive advantages likely to lead to growth in earnings and/or share price. Competitive advantages such as a particular product niche, proven technology, sound financial profits and records or strong management are all factors the manager believes may contribute to growth in earnings or share price.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

FLG-1 Franklin Large Cap Growth Securities Fund - Class 1

Main Risks

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Large-cap stocks tend to go through cycles of doing better – or worse – than the stock market in general. In the past, these periods have lasted for several years.

GROWTH STYLE INVESTING

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks also may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

SECTOR FOCUS

To the extent that the Fund focuses on particular sectors from time to time, the Fund may carry greater risk of adverse developments in a sector than a fund that invests in a wide variety of sectors.

Technology companies. Technology company stocks have been subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies.

Health technology. These companies will be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. In addition, this industry is characterized by competition and rapid technological developments that may make a company’s products or services obsolete in a short period of time.

Electronic technology and technology services companies. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, their value. In addition, because some Internet-related companies are in the emerging stage of development, they are particularly vulnerable to these risks.

Communications companies. The securities of communications companies may experience more price volatility than those of other industries or sectors. Communications companies are subject to a variety of risks, including: significant competitive pressures, such as new market entrants, aggressive pricing and competition for market share; the potential for falling profit margins; and the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete or suffer disruption or failure; and governmental regulation affecting profitability.

Financial services companies. Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company’s profitability, and therefore its stock price, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.

FLG-2 Franklin Large Cap Growth Securities Fund - Class 1

SMALLER AND MIDSIZE COMPANIES

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

FOREIGN SECURITIES

Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates and devaluations by governments), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations, and policies that have the effect of limiting or restricting foreign investment or the movement of assets), and company risks (different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility).

More detailed information about the Fund, its policies, and risks can be found in the SAI.

FLG-3 Franklin Large Cap Growth Securities Fund - Class 1

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Franklin Large Cap Growth Securities Fund - Class 1	11.17%	3.61%	7.70%
S&P 500® Index[1]	15.78%	6.19%	8.42%
Russell 1000® Growth Index[1]	9.07%	2.69%	5.44%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

Source: Standard & Poor’s Micropal. The unmanaged Standard & Poor’s 500 Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The unmanaged Russell 1000 Growth Index is market capitalization-weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

FLG-4 Franklin Large Cap Growth Securities Fund - Class 1

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 1
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 1
Management fees[1]	0.72%
Other expenses	0.04%
Total annual Fund operating expenses[2]	0.76%

1. The Fund administration fee is paid indirectly through the management fee.

2. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$78	$243	$422	$942

FLG-5 Franklin Large Cap Growth Securities Fund - Class 1

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund’s investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in large capitalization growth companies. The portfolio managers of the team are as follows:

Kent Shepherd, CFA SENIOR VICE PRESIDENT OF ADVISERS	Mr. Shepherd has been a manager of the Fund since 1999. He joined Franklin Templeton Investments in 1991.

Alex W. Peters, CFA VICE PRESIDENT OF ADVISERS	Mr. Peters has been a manager of the Fund since 2005. He joined Franklin Templeton Investments in 1992.

The managers for the Fund have equal authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each manager may perform these functions, and the nature of these functions, may change from time to time.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund’s assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2006, the Fund paid 0.72% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

FLG-6 Franklin Large Cap Growth Securities Fund - Class 1

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 1	Year Ended December 31,
	2006		2005		2004		2003	2002
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	15.17		15.08		14.01		11.10	14.52
Income from investment operations:
Net investment income[a]	0.17		0.17		0.13		0.10	0.09
Net realized and unrealized gains (losses)	1.51		0.02		1.02		2.90	(3.41)
Total from investment operations	1.68		0.19		1.15		3.00	(3.32)
Less distributions from net investment income	(0.15)		(0.10)		(0.08)		(0.09)	(0.10)
Net asset value, end of year	16.70		15.17		15.08		14.01	11.10
Total return (%)[b]	11.17		1.31		8.23		27.14	(22.94)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	114,929		136,464		169,107		191,028	175,917
Ratios to average net assets: (%)
Expenses	0.76	[c]	0.76	[c]	0.79	[c]	0.79	0.80
Net investment income	1.11		1.14		0.99		0.86	0.73
Portfolio turnover rate (%)	50.97		39.44		38.48		35.28	59.65

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Benefit of expense reduction rounds to less than 0.01%.

FLG-7 Franklin Large Cap Growth Securities Fund - Class 1

Franklin Money Market Fund

Goal and Strategies

The Fund invests exclusively in money market securities.

GOAL

The Fund’s goal is high current income, consistent with liquidity and capital preservation. The Fund also seeks to maintain a stable share price of $1.00.

MAIN INVESTMENTS

The Fund invests exclusively in U.S. dollar denominated money market debt instruments, including those issued by:

•	U.S. or foreign corporations;

•	U.S. and foreign banks; and

•	the U.S. government, its agencies or authorities.

A debt instrument obligates the issuer both to repay a loan of money at a future date and generally to pay interest. Money market securities are high-quality, short-term (with remaining maturities of 397 calendar days or less) debt instruments that may have fixed, floating or variable interest rates. Common money market securities are commercial paper, which may be asset-backed (that is, backed by a pool of assets representing the obligations of a number of different parties), bank certificates of deposit, repurchase agreements, U.S. Treasury bills, U.S. government agency securities, short-term corporate obligations, and bankers acceptances (credit instruments guaranteed by a bank). At any time, the Fund may have a substantial amount of its assets invested in one or more of these types of money market securities. The Fund may, at times, hold a portion of its assets in asset-backed securities, typically commercial paper backed by loans or accounts receivable of an entity or number of different entities, such as banks or credit card companies.

The Fund may invest a significant amount of its assets in obligations of U.S. branches of foreign banks, which are considered domestic banks. No more than a portion of the Fund’s total assets may be invested in money market securities issued by foreign banks or foreign branches of U.S. banks.

The Fund may acquire securities on a when-issued or delayed delivery basis, and invest a small portion of its assets in illiquid investments.

Portfolio maturity and quality. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and only buys securities:

•	with remaining maturities of 397 calendar days or less, and

•

that the manager believes present minimal credit risks and are rated in the top two short-term rating categories by U.S. nationally recognized independent rating organizations or, if unrated, determined by the manager to be of comparable quality.

PORTFOLIO SELECTION

In selecting investments, the manager uses a conservative investment approach, focusing on the highest quality eligible money market securities. The manager then assesses the relative value of each security meeting its stringent credit criteria in order to find the best combination of assets that it believes will maximize the Fund’s yield relative to its investment environment expectations. The manager also monitors short-term interest rates, economic conditions, and Federal Reserve monetary policy to determine the portfolio maturity it believes will provide a high overall return to the Fund.

FM-1 Franklin Money Market Fund - Class 1

Main Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund tries to keep a $1 share price, it is possible to lose money by investing in the Fund.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

INTEREST RATE

Changes in interest rates can be sudden and unpredictable. Interest rate changes occur in response to general economic conditions and also as a result of actions by the Federal Reserve Board. A reduction in short-term interest rates will normally result in reduced interest income to the Fund and thus a reduction in dividends payable to shareholders. If interest rates are extremely low, the income received by the Fund may not be sufficient to defray the Fund’s operating expenses, and dividends payable to shareholders may be eliminated.

CREDIT

The Fund’s investments in securities that are not backed by the full faith and credit of the U.S. government depend on the ability of the issuer to make interest or principal payments when due. Adverse changes in an issuer’s financial strength may reduce the debt security’s value and, thus, impact the value of Fund shares. Even securities supported by credit enhancements have the credit risk of the entity providing credit support. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets and credit enhancements, if any, may be inadequate in the event of default.

U.S. GOVERNMENT-SPONSORED ENTITIES

A variety of U.S. government-sponsored entities, such as the Federal Home Loan Mortgage Corporation (Freddie Mac), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Banks, issue securities in which the Fund may invest. Although such entities may be chartered or sponsored by Acts of Congress, they are not funded by Congressional appropriations; and their securities are neither issued nor guaranteed by the U.S. Treasury and are not supported by the full faith and credit of the U.S. government. In most cases, their securities are supported only by the credit of the government-sponsored entity, standing alone.

FOREIGN SECURITIES

The Fund’s investments in foreign money market securities are always U.S. dollar denominated. Nonetheless, securities or credit support issued by a foreign entity are subject to possible adverse foreign economic, tax, political or legal developments that may affect the ability of that entity to meet its obligations. In addition, foreign companies may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. companies. Government supervision and regulation of foreign stock exchanges, trading systems, brokers, and companies may be less effective, and trading markets may be less liquid, than in the U.S.

FINANCIAL SERVICES COMPANIES

Financial services companies, such as banks, are highly dependent on the supply of short-term financing. The value of securities issued by financial services companies can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and overseas.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

FM-2 Franklin Money Market Fund - Class 1

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Franklin Money Market Fund - Class 1	4.38%	1.89%	3.44%

FM-3 Franklin Money Market Fund - Class 1

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 1
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 1
Management fees[1]	0.63%
Other expenses	0.12%
Total annual Fund operating expenses[2]	0.75%

1. The Fund administration fee is paid indirectly through the management fee.

2. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$77	$240	$417	$930

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund’s investment manager.

The Fund pays Advisers a fee for managing the Fund’s assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2006, the Fund paid 0.63% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

FM-4 Franklin Money Market Fund - Class 1

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 1	Year ended December 31,
	2006		2005		2004	2003	2002
Per share operating performance ($) (for a share outstanding throughout the year)
Net asset value, beginning of year	1.00		1.00		1.00	1.00	1.00
Income from investment operations - net investment income	0.043		0.025		0.007	0.005	0.013
Less distributions from net investment income	(0.043)		(0.025)		(0.007)	(0.005)	(0.013)
Net asset value, end of year	1.00		1.00		1.00	1.00	1.00
Total return (%)	4.38		2.55		0.73	0.52	1.33
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	39,198		46,750		59,026	81,734	$119,819
Ratios to average net assets: (%)
Expenses	0.75	[a]	0.70	[a]	0.68	0.66	0.63
Net investment income	4.25		2.48		0.67	0.56	1.37

a. Benefit of expense reduction rounds to less than 0.01%.

FM-5 Franklin Money Market Fund - Class 1

Franklin Rising Dividends Securities Fund

Goal and Strategies

The Fund invests predominantly in investments of companies that have paid rising dividends.

GOAL

The Fund’s investment goal is long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of companies that have paid rising dividends. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. Under normal market conditions, the Fund invests predominantly in equity securities. Under normal market conditions, the Fund invests at least 65% of its net assets in securities of companies that have:

•	consistently increased dividends in at least 8 out of the last 10 years and have not decreased dividends during that time;

•	increased dividends substantially (at least 100%) over the past ten years;

•	reinvested earnings, paying out less than 65% of current earnings in dividends (except for utility companies);

•

either long-term debt that is no more than 50% of total capitalization (except for utility companies) or senior debt that has been rated investment grade by at least one of the major bond rating organizations; and

•

attractive prices, either: (1) in the lower half of the stock’s price/earnings ratio range for the past 10 years; or (2) less than the price/earnings ratio of the Standard & Poor’s® 500 Stock Index (this criterion applies only at the time of purchase).

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

The Fund may invest in equity securities of any size company. The Fund may invest a significant to substantial amount of its assets in small capitalization companies (companies within the market capitalization range of companies in the Russell 2500™ Index at the time of purchase) and mid capitalization companies (companies within the market capitalization range of companies in the Russell Midcap® Index at the time of purchase). As of January 31, 2007, the market capitalization range of the Russell 2500™ Index was $74 million to $8.681 billion and the market capitalization range of the Russell Midcap® Index was $1.185 billion to $20.339 billion. From time to time, the Fund also may have significant investments in particular sectors such as financial services.

PORTFOLIO SELECTION

The manager is a research driven, fundamental investment adviser, pursuing a disciplined value-oriented strategy. As a “bottom-up” investor concentrating primarily on individual securities, the manager seeks companies that it believes meet the criteria above and are fundamentally sound and attempts to acquire them at attractive prices, often when they are out of favor with other investors. In employing its investment criteria, the Fund does not necessarily focus on companies with securities that pay a high dividend rate but rather on companies that consistently increase their dividends. The Fund invests without regard to the securities normally comprising the benchmark that the Fund uses for performance comparison purposes.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

FRD-1 Franklin Rising Dividends Securities Fund - Class 1

Main Risks

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly in anticipation of economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in anticipation of economic downturns.

VALUE STYLE INVESTING

Value securities may be considered “cheap” relative to the company’s perceived value and are often out of favor with other investors. The manager may invest in such securities if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company’s value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value securities may not increase in value as anticipated by the manager, and may even decline in value.

SMALLER AND MIDSIZE COMPANIES

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

SECTOR FOCUS

To the extent that the Fund focuses on particular sectors from time to time, the Fund may carry greater risk of adverse developments in a sector than a fund that invests in a wide variety of sectors.

Financial services companies. Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company’s profitability, and therefore its stock price, is sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

FRD-2 Franklin Rising Dividends Securities Fund - Class 1

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Franklin Rising Dividends Securities Fund - Class 1	17.43%	10.79%	11.45%
S&P 500® Index[1]	15.78%	6.19%	8.42%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Source: Standard & Poor’s Micropal. The unmanaged Standard & Poor’s 500 Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

FRD-3 Franklin Rising Dividends Securities Fund - Class 1

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 1
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 1
Management fees¹	0.60%
Other expenses	0.02%
Acquired fund fees and expenses[2]	0.01%
Total annual Fund operating expenses[2,3]	0.63%
Management fee reduction[4]	-0.01%
Net annual Fund operating expenses[2,3,4]	0.62%

1. The Fund administration fee is paid indirectly through the management fee.

2. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

4. The manager has agreed in advance to reduce its fee to reflect reduced services from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund or acquired fund). This reduction is required by the board of trustees and an exemptive order by the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$63	$199	$346	$774

FRD-4 Franklin Rising Dividends Securities Fund - Class 1

Management

Franklin Advisory Services, LLC (Advisory Services), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the Fund’s investment manager.

The Fund is managed by a team of dedicated professionals focused on investments that have paid rising dividends. The portfolio managers of the team are as follows:

Donald G. Taylor, CPA SENIOR VICE PRESIDENT OF ADVISORY SERVICES	Mr. Taylor has been a manager of the Fund since 1996. He has primary responsibility for the investments of the Fund. Mr. Taylor has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Mr. Taylor joined Franklin Templeton Investments in 1996.

William J. Lippman PRESIDENT OF ADVISORY SERVICES	Mr. Lippman has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1988.

Bruce C. Baughman, CPA SENIOR VICE PRESIDENT OF ADVISORY SERVICES	Mr. Baughman has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1988.

Margaret McGee VICE PRESIDENT OF ADVISORY SERVICES	Ms. McGee has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1988.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisory Services a fee for managing the Fund’s assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2006, the management fee, before any reduction, was 0.60% of the Fund’s average daily net assets. Advisory Services had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund’s investment in the Sweep Money Fund. With this reduction, the Fund paid 0.59% of its average daily net assets to Advisory Services for its services. This reduction is required by the board of trustees and an SEC exemptive order.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

FRD-5 Franklin Rising Dividends Securities Fund - Class 1

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 1	Year ended December 31,
	2006	2005	2004	2003	2002
Per share operating performance ($) (for a share outstanding throughout the year)
Net asset value, beginning of year	18.11	17.75	16.28	13.57	14.19
Income from investment operations:
Net investment income[a]	0.58	0.28	0.26	0.19	0.16
Net realized and unrealized gains (losses)	2.53	0.36	1.55	3.10	(0.30)
Total from investment operations	3.11	0.64	1.81	3.29	(0.14)
Less distributions from:
Net investment income	(0.24)	(0.18)	(0.12)	(0.14)	(0.19)
Net realized gains	(0.10)	(0.10)	(0.22)	(0.44)	(0.29)
Total distributions	(0.34)	(0.28)	(0.34)	(0.58)	(0.48)
Net asset value, end of year	20.88	18.11	17.75	16.28	13.57
Total return (%)[b]	17.43	3.68	11.25	24.88	(1.32)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	288,303	292,223	326,883	326,663	292,881
Ratios to average net assets: (%)
Expenses	0.61 [c]	0.62 [c]	0.69 [c]	0.76	0.78
Net investment income	3.15	1.65	1.56	1.39	1.11
Portfolio turnover rate (%)	6.19	2.26	2.78	9.54	14.06

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Benefit of expense reduction rounds to less than 0.01%.

FRD-6 Franklin Rising Dividends Securities Fund - Class 1

Franklin Small Cap Value Securities Fund

Goal and Strategies

The Fund invests predominantly in small-cap companies.

GOAL

The Fund’s investment goal is long-term total return.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization (small-cap) companies. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. For this Fund, small-cap companies are those companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) not exceeding $3.5 billion at the time of purchase. Under normal market conditions, the Fund invests predominantly in equity securities.

The Fund invests generally in equity securities that the Fund’s manager believes are selling below the underlying value of their assets or their private market value (what a sophisticated investor would pay for the entire company). Following this strategy, the Fund generally seeks investments in companies that the manager believes have one or more of the following characteristics:

•	stock prices that are low relative to current, historical or possible future earnings, book value, cash flow, or sales—all relative to the market, a company’s industry or a company’s earnings history;

•	recent sharp price declines but the potential for good long-term earnings prospects, in the manager’s opinion; or

•

valuable intangibles not reflected in the stock price such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

The Fund may also invest up to 15% of its total assets in foreign securities, including emerging markets.

PORTFOLIO SELECTION

The manager is a research driven, fundamental investment adviser, pursuing a disciplined value-oriented strategy for this Fund. As a “bottom-up” investor concentrating primarily on individual securities, the manager will focus on the market price of a company’s securities relative to its evaluation of the company’s potential long-term earnings, asset value or cash flow. The manager seeks bargains among the “under researched and unloved,” out of favor companies that offer, in the manager’s opinion, attractive long-term potential such as current growth companies that are being ignored by the market, former growth companies that have stumbled recently, dropping sharply in price but that still have growth potential in the manager’s opinion, and companies that are or may be potential turnaround candidates or takeover targets.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

FSV-1 Franklin Small Cap Value Securities Fund - Class 1

Main Risks

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

VALUE STYLE INVESTING

Value securities may be considered cheap relative to the company’s perceived value and are often out of favor with other investors. The manager may invest in such securities if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company’s value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value securities may not increase in value as anticipated by the manager and may even decline in value.

The Fund’s bargain-driven focus may result in the Fund choosing securities that are less widely followed by other investors. Securities that are considered cheaply priced also may include companies reporting poor earnings, companies whose share prices have declined sharply (growth companies that have recently stumbled but in the manager’s opinion still have growth potential), turnarounds or cyclical companies, all of which may have a higher risk of being ignored or rejected, and therefore, undervalued by the market.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly in anticipation of economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in anticipation of economic downturns.

SMALLER AND MIDSIZE COMPANIES

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

FOREIGN SECURITIES

Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates and devaluations by governments), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluation, and policies that have the effect of limiting or restricting foreign investment or the movement of assets), and company risks (unfavorable trading practices, less government supervision, less publicly available information, limited trading markets, and greater volatility). The risks of investing in foreign securities typically are greater in less developed or emerging market countries.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

FSV-2 Franklin Small Cap Value Securities Fund - Class 1

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	Since Inception 05/01/98
Franklin Small Cap Value Securities Fund - Class 1	17.30%	13.83%	9.31%
Russell 2500 Value Index[1]	20.18%	15.51%	11.04%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Source: Standard & Poor’s Micropal. The unmanaged Russell 2500 Value Index is market capitalization weighted and measures the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. An index includes reinvested dividend and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

FSV-3 Franklin Small Cap Value Securities Fund - Class 1

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 1
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 1
Management fees	0.51%
Other expenses	0.17%
Acquired fund fees and expenses[1]	0.03%
Total annual Fund operating expenses[1,2]	0.71%
Management fee reduction[3]	-0.03%
Net annual Fund operating expenses[1,2,3]	0.68%

1. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

3. The manager has agreed in advance to reduce its fee to reflect reduced services from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund or acquired fund). This reduction is required by the Fund’s board of trustees and an exemptive order by the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$69	$218	$379	$847

FSV-4 Franklin Small Cap Value Securities Fund - Class 1

Management

Franklin Advisory Services, LLC (Advisory Services), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the Fund’s investment manager.

The Fund is managed by a team of dedicated professionals focused on investments of small cap value companies. The portfolio managers of the team are as follows:

William J. Lippman PRESIDENT OF ADVISORY SERVICES	Mr. Lippman has been a manager of the Fund since its inception. He has primary responsibility for the investments of the Fund. Mr. Lippman has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1988.

Bruce C. Baughman, CPA SENIOR VICE PRESIDENT OF ADVISORY SERVICES	Mr. Baughman has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1988.

Donald G. Taylor, CPA SENIOR VICE PRESIDENT OF ADVISORY SERVICES	Mr. Taylor has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.

Margaret McGee VICE PRESIDENT OF ADVISORY SERVICES	Ms. McGee has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1988.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisory Services a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2006, the management fee, before any reduction, was 0.51% of the Fund’s average daily net assets. Under an agreement by Advisory Services to reduce its fees to reflect reduced services resulting from the Fund’s investment in the Sweep Money Fund, the Fund paid 0.48% of its average daily net assets to Advisory Services for its services. This reduction is required by the board of trustees and an SEC exemptive order.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

FSV-5 Franklin Small Cap Value Securities Fund - Class 1

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 1	Year ended December 31,
	2006	2005	2004	2003	2002
Per share operating performance ($) (for a share outstanding throughout the year)
Net asset value, beginning of year	17.02	15.85	12.81	9.70	10.97
Income from investment operations:
Net investment income[a]	0.18	0.17	0.21	0.06	0.07
Net realized and unrealized gains (losses)	2.69	1.24	2.87	3.08	(1.01)
Total from investment operations	2.87	1.41	3.08	3.14	(0.94)
Less distributions from:
Net investment income	(0.16)	(0.14)	(0.04)	(0.03)	(0.05)
Net realized gains	(0.66)	(0.10)	—	—	(0.28)
Total distributions	(0.82)	(0.24)	(0.04)	(0.03)	(0.33)
Net asset value, end of year	19.07	17.02	15.85	12.81	9.70
Total return (%)[b]	17.30	8.99	24.09	32.47	(9.05)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	73,154	52,632	50,401	37,108	28,720
Ratios to average net assets: (%)
Expenses	0.65 [c]	0.64 [c]	0.67 [c]	0.74	0.76
Net investment income	0.97	1.05	1.59	0.63	0.63
Portfolio turnover rate (%)	16.43 [d]	11.03	9.50	12.52	5.11

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Benefit of expense reduction rounds to less than 0.01%.

d. Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

FSV-6 Franklin Small Cap Value Securities Fund - Class 1

Franklin Small-Mid Cap Growth Securities Fund

Goal and Strategies

The Fund invests its assets predominantly in small-cap and mid-cap companies.

GOAL

The Fund’s investment goal is long-term capital growth.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization (small-cap) companies and mid capitalization (mid-cap) companies. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. Under normal market conditions, the Fund invests predominantly in equity securities.

For this Fund, small capitalization companies are companies within the market capitalization range of companies in the Russell 2500™ Index at the time of purchase and mid capitalization companies are companies within the market capitalization range of companies in the Russell Midcap® Index at the time of purchase. As of January 31, 2007, the market range of the Russell 2500™ Index was $74 million to $8.681 billion and the market capitalization range of the Russell Midcap® Index was $1.185 billion to $20.339 billion. Market capitalization is defined as share price multiplied by the number of shares of common stock outstanding. The manager may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company’s market capitalization exceeds the small or mid cap measures described above.

The Fund may, from time to time, have significant positions in particular sectors such as the technology sector (including electronic technology, technology services, and health technology). In addition to its main investments, the Fund may invest in equity securities of larger companies.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

PORTFOLIO SELECTION

The manager is a research driven, fundamental investor, pursuing a growth strategy. As a “bottom-up” investor focusing primarily on individual securities, the manager chooses companies that have identifiable drivers of future earnings growth and that present, in the manager’s opinion, the best trade-off between that earnings growth, business and financial risk, and valuation. The manager relies on a team of analysts to help provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages likely to lead to growth in earnings and/or share price. Competitive advantages such as a particular product niche, proven technology, sound financial profits and records, and strong management are all factors the manager believes may contribute to strong growth potential.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

FSC-1 Franklin Small-Mid Cap Growth Securities Fund - Class 1

Main Risks

Because the stocks the Fund holds fluctuate in price, the value of your investments in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

GROWTH STYLE INVESTING

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

SMALLER AND MIDSIZE COMPANIES

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

SECTOR FOCUS

To the extent that the Fund focuses on particular sectors from time to time, the Fund may carry greater risk of adverse developments in a sector than a fund that invests in a wide variety of sectors.

Technology Companies. Technology company stocks have been subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies.

Electronic technology and technology services companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete. These factors can affect the profitability of technology companies and, as a result, their value. In addition, because some Internet-related companies are in the emerging stage of development, they are particularly vulnerable to these risks.

Health technology companies are subject to extensive government regulation. This industry is affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning health care reform and changes to the U.S. Food and Drug Administration’s (FDA) approval process, which would, if enacted, affect these industries. As these factors impact the industry, the value of your shares may fluctuate significantly over relatively short periods of time.

LIQUIDITY

Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

FSC-2 Franklin Small-Mid Cap Growth Securities Fund - Class 1

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Franklin Small-Mid Cap Growth Securities Fund - Class 1	8.95%	4.70%	7.65%
S&P 500® Index[1]	15.78%	6.19%	8.42%
Russell Midcap™ Growth Index[1]	10.66%	8.22%	8.62%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Source: Standard & Poor’s Micropal. The unmanaged Standard & Poor’s 500 Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The unmanaged Russell Midcap Growth Index is market capitalization weighted and measures performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

FSC-3 Franklin Small-Mid Cap Growth Securities Fund - Class 1

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 1
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Class 1
Management fees	0.48%
Other expenses	0.29%
Acquired fund fees and expenses[1]	0.01%
Total annual Fund operating expenses1,[2]	0.78%
Management fee reduction[3]	-0.01%
Net annual Fund operating expenses[1,2,3]	0.77%

1. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

3. The manager has agreed in advance to reduce its fee to reflect reduced services from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund or acquired fund). This reduction is required by the board of trustees and an exemptive order by the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$79	$246	$428	$954

FSC-4 Franklin Small-Mid Cap Growth Securities Fund - Class 1

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund’s investment manager.

The Fund is managed by a team of dedicated professionals focused on investments of small and mid-cap companies. The portfolio managers of the team are as follows:

Edward B. Jamieson PRESIDENT AND CHIEF INVESTMENT OFFICER OF ADVISERS	Mr. Jamieson has been a manager of the Fund since 2005. He has primary responsibility for the investments of the Fund. Mr. Jamieson has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Mr. Jamieson joined Franklin Templeton Investments in 1987.

Michael McCarthy, CFA SENIOR VICE PRESIDENT OF ADVISERS	Mr. McCarthy has been a manager of the Fund since 1995, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1992.

James Cross PORTFOLIO MANAGER OF ADVISERS	Mr. Cross has been a manager of the Fund since 2006, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1998.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2006, the management fee, before any reduction, was 0.48% of the Fund’s average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund’s investment in the Sweep Money Fund, the Fund paid 0.47% of its average daily net assets to Advisers for its services. This reduction is required by the board of trustees and an SEC exemptive order.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

FSC-5 Franklin Small-Mid Cap Growth Securities Fund - Class 1

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 1	Year ended December 31,
	2006		2005	2004	2003	2002
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	20.66		19.66	17.60	12.79	17.97
Income from investment operations:
Net investment income (loss)[a]	—	[c]	(0.02)	(0.06)	(0.03)	(0.02)
Net realized and unrealized gains (losses)	1.85		1.02	2.12	4.84	(5.09)
Total from investment operations	1.85		1.00	2.06	4.81	(5.11)
Less distributions from net investment income	—		—	—	—	(0.07)
Net asset value, end of year	22.51		20.66	19.66	17.60	12.79
Total return (%)[b]	8.95		5.09	11.70	37.61	(28.52)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	135,402		157,085	184,513	197,551	164,350
Ratios to average net assets: (%)
Expenses	0.76	[d]	0.74 [d]	0.74 [d]	0.76	0.79
Net investment income (loss)	(0.02)		(0.09)	(0.33)	(0.24)	(0.16)
Portfolio turnover rate (%)	50.08		74.39	32.55	45.00	29.59

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Amount rounds to less than $0.01 per share.

d. Benefit of expense reduction rounds to less than 0.01%.

FSC-6 Franklin Small-Mid Cap Growth Securities Fund - Class 1

Franklin Strategic Income Securities Fund

Goals and Strategies

The Fund invests primarily to predominantly in U.S. and foreign debt securities.

GOALS

The Fund’s principal investment goal is to earn a high level of current income. Its secondary goal is long-term capital appreciation.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets. Debt securities include all varieties of fixed and floating rate income securities, including bonds, mortgage securities and other asset-backed securities, and convertible securities. The Fund shifts its investments among the following general asset classes, and at any given time may have a substantial amount of its assets invested in any one of these classes:

•	High yield and investment grade corporate bonds and preferred stocks of issuers located in the U.S. and foreign countries, including emerging market countries

•	Developed country (non-U.S.) government and agency bonds

•	Emerging market government and agency bonds

•	U.S. government and agency bonds

•	Mortgage securities and other asset-backed securities

•	Floating and variable interest rate investments (which may be issued by corporations or governments and may be asset-backed securities) which are debt securities

•	Bank loans and loan participations

•	Convertible securities, including bonds and preferred stocks

The Fund may invest up to 100% of its assets in high yield, lower-quality debt securities. These securities are either rated below investment grade or, if unrated, determined by the Fund’s manager to be of comparable quality. Investment grade debt securities are rated in the top four rating categories by independent rating organizations such as Standard & Poor’s Ratings Group (S&P®) and Moody’s Investors Service (Moody’s). The below-investment grade debt securities the Fund invests in are generally rated at least Caa by Moody’s or CCC by S&P® or are unrated securities the Fund’s manager determines are of comparable quality. However, the Fund may invest a small portion of its net assets in defaulted debt securities. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager’s internal analysis.

A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Floating and variable interest rate investments are debt securities, the rate of interest on which is usually established as the sum of a base lending rate (such as the prime rate of a designated U.S. bank) plus a specified margin.

The Fund may invest a portion of its assets in credit-linked securities as a means of investing more rapidly and efficiently in permitted segments of the debt securities markets. Credit-linked securities are structured debt securities that derive their value based on the credit risk of one or more reference securities such as corporate debt obligations, credit default swaps on corporate debt or bank loan obligations. Credit-linked securities are a form of derivatives.

The Fund may invest in many different securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. In addition to U.S. Treasury notes and bonds, the Fund may also invest in mortgage-backed securities issued by agencies such as Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae) or Federal Home Loan Mortgage Corporation (Freddie Mac), and asset-backed securities such as Small Business Administration obligations (SBA). The timely payment of principal and interest on U.S. Treasury securities and Ginnie Mae pass-through certificates is backed by the full faith and credit of the U.S. government. Securities issued or guaranteed by Fannie Mae, Freddie Mac, and certain other U.S. government-sponsored entities do not carry this guarantee and are backed only by the credit of such agency instrumentalities.

A mortgage-backed security is an interest in a pool of mortgage loans. Most mortgage securities are pass-through securities, which means that they generally provide investors with monthly payments consisting

FSI-1 Franklin Strategic Income Securities Fund - Class 1

of a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage loans. A convertible security is generally a debt security or preferred stock that may be converted into common stock.

The Fund may invest a portion of its assets in bank loans and loan participations. Loan participations represent fractional interests in company’s indebtedness and are generally made available by banks or other institutional investors.

Derivative investments, such as forward currency exchange contracts, may be used to help manage interest rate and currency risks, protect Fund assets, implement a cash or tax management strategy or enhance Fund income. With derivatives, the manager attempts to predict whether a currency or an underlying investment will increase or decrease in value at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

PORTFOLIO SELECTION

The manager allocates its investments based on its assessment of changing economic, global market, industry, and issuer conditions. The manager uses a “top-down” analysis of macroeconomic trends, combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers, seeking to take advantage of varying sector reactions to economic events. For example, the manager may evaluate business cycles, yield curves, country risk, and the relative interest rates among currencies, and values between and within markets. In selecting debt securities, the manager generally conducts its own analysis of the security’s intrinsic value rather than simply relying on the coupon rate or rating.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goals.

FSI-2 Franklin Strategic Income Securities Fund - Class 1

Main Risks

Changes in interest rates in markets around the world affect the prices of the Fund’s debt securities. If rates rise, the value of the Fund’s debt securities will fall and so too will the Fund’s share price. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

INTEREST RATE

Interest rate changes can be sudden and unpredictable. Debt securities tend to lose market value when interest rates rise and increase in value when interest rates fall. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an adverse effect on the issuers in which the Fund invests because they may find it more difficult to obtain credit to expand, or may have more difficulty meeting interest payments. Decreases in interest rates may reduce the income the Fund receives from floating or variable interest rate investments. A sub-category of interest rate risk is call risk. Some debt securities may be prepaid (called) before maturity. An issuer is more likely to call its debt securities when interest rates are falling because the issuer can issue new securities with lower interest payments. If a debt security is called, the Fund may have to replace it with a lower-yielding security. At any time, the Fund may have a large portion of its assets invested in debt securities subject to call risk. A call or some or all of these debt securities may lower the Fund’s income and yield. Another sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments or the proceeds from a matured debt security, resulting in less income received by the Fund.

CREDIT

An issuer may be unable to make interest payments or repay principal when due. Adverse changes in an issuer’s financial strength or in a security’s credit rating may reduce a security’s value and, thus, impact Fund performance. Subordinated debt securities are riskier because their holders will be paid only after the holders of senior debt securities are paid.

Lower-rated securities. Debt securities that are rated below investment grade and comparable unrated securities generally have more risk than higher-rated securities and can be considered speculative. These securities, which are sometimes called “junk bonds,” generally pay higher yields than higher-rated securities to compensate investors for the higher risk.

Issuers of high yield debt securities are not as strong financially as those with higher credit ratings. Such issuers typically do not have the track record needed to receive an investment grade rating, have borrowed to finance acquisitions or to expand their operations, are seeking to refinance their debt at lower rates, or have been downgraded due to financial difficulties. These issuers are more likely to encounter financial difficulties and are more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates that could prevent them from making interest and principal payments. In addition, banks may tighten their credit standards, which may make it more difficult for issuers with weaker balance sheets to have access to capital to continue operations or to refinance their outstanding debt. If an issuer is not paying or stops paying interest and/or principal, payments may never resume. The Fund may lose its entire investment in a defaulted bond.

The prices of high yield debt securities fluctuate more than the prices of higher quality securities. Prices are especially sensitive to developments affecting the issuer’s operations and to changes in the ratings assigned by rating organizations. In the case of companies, prices are often closely linked with, and typically fluctuate in response to factors that affect their stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield securities are also generally less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.

Loan risk. Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies

FSI-3 Franklin Strategic Income Securities Fund - Class 1

may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested. If the Fund purchases a loan, it may only be able to enforce its rights through the lender, and may assume the credit risk of both the lender and the borrower.

Corporate loans in which the Fund may invest may be unrated and generally will not be registered with the SEC or listed on a securities exchange. In addition, the amount of public information available with respect to corporate loans generally will be less extensive than that available for more widely rated, registered and exchange-listed securities. As a result, corporate loans generally are more difficult to value than more widely rated, registered and exchange-listed securities.

U.S. government securities. Although many U.S. government-sponsored entities, such as Fannie Mae, Freddie Mac and the Tennessee Valley Authority, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. The Fund’s investments in securities which are not backed by the full faith and credit of the U.S. government depend upon the ability of the issuing agency or instrumentality to make interest or principal payments, and may not permit recourse against the U.S. Treasury. Accordingly, the issuers of some securities considered to be U.S. government securities may be unable to make principal and interest payments when due.

FOREIGN SECURITIES

Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Certain of the Fund’s investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can dramatically decrease (or increase) the value of the Fund’s foreign portfolio holdings. To the extent the Fund does not hedge, or successfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. There may be less effective government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign issuers may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. issuers, and there may be less publicly available information about them.

Limited markets. Foreign securities markets may be less liquid, and even those that are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund’s ability to sell them at favorable prices.

FSI-4 Franklin Strategic Income Securities Fund - Class 1

Emerging markets. The Fund’s investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

Mortgage-backed securities, including Ginnie Maes, Fannie Maes and Freddie Macs, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage or other loans. During periods of declining interest rates, the volume of principal prepayments generally increases, for example, as borrowers refinance their mortgages at lower rates. The Fund may be forced to reinvest returned principal at lower interest rates, reducing the Fund’s income. For this reason, mortgage-backed securities generally are less effective than other types of securities as a means of “locking in” long-term interest rates. A reduction in the anticipated rate of principal payments, which is most likely to occur during periods of rising interest rates, typically will increase the effective maturity of mortgage-backed securities (extension risk). This makes them more susceptible than other debt securities to a decline in market value when interest rates rise. Issuers of mortgage-backed and asset-backed securities may have limited ability to enforce the security interest in the underlying assets and credit enhancements, if any, may be inadequate in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.

CONVERTIBLE SECURITIES

The value of convertible securities may fluctuate with the market value of the underlying stock or, like a debt security, in response to changes in interest rates and the credit quality of the issuer. Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally also is less volatile than the underlying stock.

CREDIT-LINKED SECURITIES

Credit-linked securities are structured debt securities that derive their value based on the credit risk of one or more reference debt securities such as corporate debt obligations and credit default swaps thereon or bank loan obligations. The Fund may lose money investing in credit-linked securities if a credit event (for example, a bankruptcy or failure to pay interest or principal or a restructuring) occurs with respect to a reference security, if the underlying securities otherwise perform poorly, or if certain counterparties fail to satisfy their obligations. The market for credit-linked securities may suddenly become illiquid, making it difficult for the Fund to sell such securities promptly at an acceptable price.

DERIVATIVE SECURITIES

The performance of derivative investments depends, in part, on the performance of an underlying asset such as stocks or currencies. Derivative investments used by this Fund may involve a small investment relative to the risk assumed. Their successful use will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks also include the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

FSI-5 Franklin Strategic Income Securities Fund - Class 1

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	Since Inception 07/01/99
Franklin Strategic Income Securities Fund - Class 1	8.51%	8.97%	7.57%
LB U.S. Aggregate Index[1]	4.33%	5.06%	6.09%
Lipper Multi-Sector Income Funds Classification Average[1]	6.80%	8.27%	5.96%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Sources: Standard & Poor’s Micropal and Lipper, Inc. The unmanaged Lehman Brothers (LB) U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar-denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody’s Investors Service. The unmanaged Lipper Multi-Sector Income Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Multi-Sector Income Funds classification in the Lipper Open-End underlying funds universe. Lipper Multi-Sector Income Funds are defined as funds that seek current income by allocating assets among different fixed income securities sectors (not primarily in one sector except for defensive purposes), including U.S. and foreign governments, with a significant portion rated below investment grade. For the 12-month period ended December 31, 2006, there were 114 funds in this category. Lipper calculations do not include sales charges, but include reinvestment of any income or distributions. Fund performance relative to the average may have differed if these and other factors had been considered. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

FSI-6 Franklin Strategic Income Securities Fund - Class 1

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 1
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 1
Management fees	0.39%
Other expenses	0.24%
Acquired fund fees and expenses[1]	0.01%
Total annual Fund operating expenses[1,2]	0.64%
Management fee reduction[3]	-0.01%
Net annual Fund operating expenses[1,2,3]	0.63%

1. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

3. The manager has agreed in advance to reduce its fee to reflect reduced services from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund or acquired fund). This reduction is required by the board of trustees and an exemptive order by the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$64	$202	$351	$786

FSI-7 Franklin Strategic Income Securities Fund - Class 1

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund’s investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in U.S. and foreign debt securities. The portfolio managers of the team are as follows:

Eric G. Takaha, CFA SENIOR VICE PRESIDENT OF ADVISERS	Mr. Takaha has been a manager of the Fund since inception, and has been with Franklin Templeton Investments since 1989. He has primary responsibility for the investments of the Fund. Mr. Takaha has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

Christopher J. Molumphy, CFA EXECUTIVE VICE PRESIDENT OF ADVISERS	Mr. Molumphy has been a manager of the Fund since inception, providing research and advice on the purchases and sales of individual securities, and portfolio assessment. He joined Franklin Templeton Investments in 1988.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2006, the management fee, before any reduction, was 0.39% of the Fund’s average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund’s investment in the Sweep Money Fund, the Fund paid 0.38% of its average daily net assets to Advisers for its services. This reduction is required by the board of trustees and an SEC exemptive order.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

FSI-8 Franklin Strategic Income Securities Fund - Class 1

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 1	Year ended December 31,
	2006	2005	2004	2003	2002
Per share operating performance ($) (for a share outstanding throughout the year)
Net asset value, beginning of year	12.43	12.92	12.16	10.37	9.87
Income from investment operations:
Net investment income[a]	0.69	0.65	0.67	0.65	0.73
Net realized and unrealized gains (losses)	0.32	(0.44)	0.51	1.44	(0.23)
Total from investment operations	1.01	0.21	1.18	2.09	0.50
Less distributions from:
Net investment income	(0.63)	(0.60)	(0.40)	(0.30)	—	[d]
Net realized gains	(0.08)	(0.10)	(0.02)	—	—
Total distributions	(0.71)	(0.70)	(0.42)	(0.30)	—
Net asset value, end of year	12.73	12.43	12.92	12.16	10.37
Total return (%)[b]	8.51	1.73	10.01	20.36	5.12
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	902,071	740,352	571,067	359,947	102,751
Ratios to average net assets: (%)
Expenses	0.62 [c]	0.66 [c]	0.66 [c]	0.65	0.66
Net investment income	5.51	5.21	5.45	5.69	7.37
Portfolio turnover rate (%)	47.88	40.56	50.21	49.87	45.78
Portfolio turnover rate excluding mortgage dollar rolls (%)	44.58	40.07	38.39	32.74	40.50

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Benefit of expense reduction rounds to less than 0.01%.

d. Includes distributions of net investment income in the amount of $0.005.

FSI-9 Franklin Strategic Income Securities Fund - Class 1

Franklin U.S. Government Fund

Goal and Strategies

The Fund invests predominantly in U.S. government securities.

GOAL

The Fund’s investment goal is income.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. government securities. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. The Fund invests primarily in fixed and variable rate mortgage-backed securities, a substantial amount of which is in securities issued by the Government National Mortgage Association (Ginnie Mae).

Ginnie Maes represent an ownership interest in mortgage loans made by banks and other financial institutions to finance purchases of homes. The individual loans are packaged or “pooled” together for sale to investors. As the underlying mortgage loans are paid off, investors receive periodic principal and interest payments. Ginnie Maes carry a guarantee backed by the full faith and credit of the U.S. government. The guarantee applies only to the timely payment of principal and interest on the mortgages in the pool, and does not apply to the market prices and yields of the Ginnie Maes or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

In addition to Ginnie Maes, the Fund may invest in mortgage-backed and other securities issued or guaranteed by the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac), or other U.S. government-sponsored entities. The Fund also may invest in U.S. government securities backed by other types of assets, including business loans guaranteed by the U.S. Small Business Administration, and obligations of the Tennessee Valley Authority (TVA). Finally, the Fund may invest in U.S. Treasury bonds, notes and bills. Securities issued or guaranteed by Fannie Mae, Freddie Mac, TVA and certain other U.S. government-sponsored entities are not backed by the full faith and credit of the U.S. government, but rather are generally supported only by the creditworthiness of the issuer.

Debt securities in which the Fund invests may be fixed-rate, adjustable-rate, a hybrid of the two, or zero coupon securities. Zero coupon securities are debt securities that make no periodic interest payments but instead are sold at substantial discounts from their value at maturity. The zero coupon bonds purchased by the Fund are typically those which are issued or created by the U.S. government or its agencies, where the interest coupons have been “stripped off” a bond and the rights to principal and interest payments are sold separately.

A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Debt securities tend to increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund may acquire securities on a “when-issued,” “delayed delivery” or “to-be-announced” basis. These transactions are arrangements under which the Fund buys securities that have been authorized but not yet issued, with payment for and delivery of the security scheduled for a future time.

PORTFOLIO SELECTION

The manager generally buys, and holds, high quality income securities. Using this straightforward approach, the manager seeks to produce current income with a high degree of credit safety from a conservatively managed portfolio of U.S. government securities.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

FUS-1 Franklin U.S. Government Fund - Class 1

Main Risks

Changes in interest rates affect the prices of the Fund’s debt securities. If rates rise, the value of the Fund’s debt securities will fall and so too will the Fund’s share price. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

INTEREST RATE

Interest rate changes can be sudden and unpredictable. Debt securities tend to lose market value when interest rates rise and increase in value when interest rates fall. Zero coupon bonds are more sensitive to interest rate changes and their price will fluctuate more than the prices of interest-paying bonds or notes for comparable maturities. In general, securities with longer maturities are more sensitive to these interest rate changes. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments or the proceeds from a matured debt security, resulting in less income received by the Fund.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including Ginnie Maes, Fannie Maes and Freddie Macs, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgages or other loans. During periods of declining interest rates, the volume of principal prepayments generally increases, for example, as borrowers refinance their mortgages at lower rates. The Fund may be forced to reinvest returned principal at lower interest rates, reducing the Fund’s income. For this reason, mortgage-backed securities generally are less effective than other types of debt securities as a means of “locking in” long-term interest rates. A reduction in the anticipated rate of principal payments, which is most likely to occur during periods of rising interest rates, typically will increase the effective maturity of mortgage-backed securities. This makes them more susceptible than other debt securities to a decline in market value when interest rates rise. Issuers may also have limited ability to enforce the security interest in the underlying assets and credit enhancements, if any, may be inadequate in the event of default.

CREDIT

Although many U.S. government-sponsored entities, such as Fannie Mae, Freddie Mac and the Tennessee Valley Authority, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. The Fund’s investments in securities which are not backed by the full faith and credit of the U.S. government depend upon the ability of the issuing agency or instrumentality to make interest or principal payments, and may not permit recourse against the U.S. Treasury. Accordingly, the issuers of some securities considered to be U.S. government securities may be unable to make principal and interest payments when due.

WHEN-ISSUED, DELAYED DELIVERY AND TO-BE-ANNOUNCED PURCHASES

Purchases of securities on a when-issued, delayed delivery or to-be-announced basis are subject to the risk that the value or the yields at delivery may be more or less than the purchase price or yields available when the transaction was entered into.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

FUS-2 Franklin U.S. Government Fund - Class 1

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Franklin U.S. Government Fund - Class 1	4.31%	4.60%	5.77%
LB U.S. Government: Intermediate Index[1]	3.84%	3.92%	5.48%
Lipper VIP General U.S. Government Funds Classification Average[1]	2.81%	4.46%	5.51%

Ongoing market volatility can significantly affect short-term performance; recent returns may differ.

1. Sources: Standard & Poor’s Micropal. and Lipper, Inc. The unmanaged Lehman Brothers (LB) U.S. Government: Intermediate Index is the intermediate component of the LB U.S. Government Index. The index includes securities issued by the U.S. government or its agencies. These include obligations of the U.S. Treasury with remaining maturity of one year or more and publicly issued debt of U.S. governmental agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government. The unmanaged Lipper VIP General U.S. Government Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper U.S. Government Funds classification in the Lipper VIP underlying fund universe. Lipper U.S. Government Funds invest primarily in U.S. government and agency issues. For the 12-month period ended December 31, 2006, there were 63 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

FUS-3 Franklin U.S. Government Fund - Class 1

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 1
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 1
Management fees¹	0.49%
Other expenses	0.05%
Total annual Fund operating expenses[2]	0.54%

1. The Fund administration fee is paid indirectly through the management fee.

2. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$55	$173	$302	$677

FUS-4 Franklin U.S. Government Fund - Class 1

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund’s investment manager.

The Fund is managed by the following dedicated professional focused on investments in U.S. government securities:

Paul W. Varunok PORTFOLIO MANAGER OF ADVISERS	Mr. Varunok has been a manager of the Fund since 2004. He has primary responsibility for the investments of the Fund. Mr. Varunok has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 2001.

The Fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts that he manages and his ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund’s assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2006, the Fund paid 0.49% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

FUS-5 Franklin U.S. Government Fund - Class 1

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 1	Year ended December 31,
	2006	2005	2004	2003	2002
Per share operating performance ($) (for a share outstanding throughout the year)
Net asset value, beginning of year	12.75	12.99	13.22	13.61	13.16
Income from investment operations:
Net investment income[a]	0.59	0.54	0.51	0.51	0.71
Net realized and unrealized gains (losses)	(0.07)	(0.20)	(0.05)	(0.18)	0.57
Total from investment operations	0.52	0.34	0.46	0.33	1.28
Less distributions from net investment income	(0.58)	(0.58)	(0.69)	(0.72)	(0.83)
Net asset value, end of year	12.69	12.75	12.99	13.22	13.61
Total return (%)[b]	4.31	2.65	3.71	2.43	10.08
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	187,867	217,165	259,833	311,864	382,663
Ratios to average net assets: (%)
Expenses	0.54 [c]	0.52 [c]	0.54 [c]	0.53	0.54
Net investment income	4.67	4.18	3.90	3.79	5.34
Portfolio turnover rate (%)	23.46	21.46	75.93	72.09	86.86
Portfolio turnover rate excluding mortgage dollar rolls (%)	23.46	15.62	33.63	23.26	38.47

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Benefit of expense reduction rounds to less than 0.01%.

FUS-6 Franklin U.S. Government Fund - Class 1

Franklin Zero Coupon Fund – maturing in December 2010

Goal and Strategies

The Fund seeks to return a reasonably assured targeted dollar amount, predictable at the time of investment, on a specific date in the future by investing predominantly in zero coupon debt securities.

GOAL

The Fund’s investment goal is to provide as high an investment return as is consistent with capital preservation.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests at least 80% of its net assets in zero coupon debt securities. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. Of course, as the Fund approaches its Target Date (see “Maturity,” below), its investments will be made up of increasingly larger amounts of short-term money market investments, including cash and cash equivalents.

The Fund invests primarily to predominantly in U.S. Treasury issued stripped securities and stripped securities issued by the U.S. government, or its agencies or authorities. The Fund may invest some or all of its assets in stripped securities issued by government-sponsored entities which are not backed by the full faith and credit of the U.S. government. When the Fund invests in other than stripped U.S. Treasury securities, the bonds will be rated at least “A” by independent rating organizations such as Standard & Poor’s Ratings Group or Moody’s Investors Services, Inc. or, if unrated, securities determined by the manager to be of comparable quality. The Fund also may invest a lesser amount in zero coupon securities issued by U.S. companies and stripped eurodollar obligations, which are U.S. dollar denominated debt securities typically issued by foreign subsidiaries of U.S. companies.

A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Debt securities tend to increase in value when interest rates fall and decrease in value when interest rates rise. Zero coupon securities are debt securities that make no periodic interest payments but instead are sold at substantial discounts from their value at maturity. The buyer receives the rate of return by the gradual appreciation of the zero coupon bond, which is redeemed at face value on the specified maturity date.

Stripped securities result from the separation of a bond’s interest coupons from the obligation to repay principal. A “coupon” strip is, in essence, a zero coupon bond, which has only the right to the repayment of principal. Stripped U.S. Treasury securities are backed by the full faith and credit of the U.S. government. The guarantee applies only to the timely payment of principal and does not apply to the market prices and yields of the zero coupon bonds or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

PORTFOLIO SELECTION

In selecting investments for the Fund, the manager seeks to keep the average duration of the Fund to within twelve months of its maturity Target Date (see “Maturity,” below). Duration is a measure of the length of an investment, taking into account the timing and amount of any interest payments and the principal repayment. Under normal market conditions, by balancing investments with slightly longer and shorter durations, the manager seeks to reduce its unknown “reinvestment risk.” Since the Fund will not be invested entirely in zero coupon securities maturing on the Target Date but also will invest in money market securities, there will be some reinvestment risk and liquidation costs.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, or is managing the Fund in anticipation of its Target Date (see the next paragraph below), it may invest all or substantially all of the Fund’s assets in U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

MATURITY

The Fund matures on the third Friday of December of 2010 (Target Date). On the Fund’s Target Date, the Fund will be converted into cash. At least 30 days prior to the Target Date, contract owners will be notified and given an opportunity to select another investment option. If the contract owner does not complete an instruction form directing what should be done with the cash proceeds, the proceeds will be automatically invested in a money market fund available under the contract and the contract owners will be notified of such event.

FZ-1 Franklin Zero Coupon Fund – 2010 - Class 1

Main Risks

Changes in interest rates affect the prices of the Fund’s debt securities. If rates rise, the value of the Fund’s debt securities will fall and so too will the Fund’s share price. You could lose money.

The Fund’s main risks may affect its share price, its distributions or income and, therefore, the Fund’s performance.

If Fund shares are redeemed prior to the maturity of the Fund, an investor may receive a significantly different investment return than anticipated at the time of purchase. Therefore, the Zero Coupon Fund may not be appropriate for contract owners who do not plan to invest for the long term or until maturity.

INTEREST RATE

Interest rate changes can be sudden and unpredictable. Debt securities tend to lose market value when interest rates rise and increase in value when interest rates fall. Because zero coupon securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. In general, securities with longer maturities usually are more sensitive to interest rate changes. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments or the proceeds from a matured debt security, resulting in less income received by the Fund.

CREDIT

An issuer may be unable to make interest payments or repay principal when due. Adverse changes in an issuer’s financial strength or in a security’s credit rating may reduce a security’s value and, thus, impact Fund performance. Debt securities rated “A” are regarded as having an adequate capacity to pay principal and interest but are vulnerable to adverse economic conditions and have some speculative characteristics.

U.S. Government-Sponsored Entities. A variety of U.S. government-sponsored entities, such as the Federal Home Loan Mortgage Company (Freddie Mac), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Banks, issue securities in which the Fund may invest. Although such entities may be chartered or sponsored by Acts of Congress, they are not funded by Congressional appropriations; and their securities are neither issued nor guaranteed by the U.S. Treasury and are not supported by the full faith and credit of the U.S. government. In most cases, their securities are supported only by the credit of the government-sponsored entity, standing alone.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

FZ-2 Franklin Zero Coupon Fund – 2010 - Class 1

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Franklin Zero Coupon Fund—maturing in December 2010 - Class 1	2.71%	6.32%	7.15%
Merrill Lynch 5-Year Zero Coupon Bond Total Return Index[1]	3.89%	4.99%	6.34%
Merrill Lynch 2-Year Zero Coupon Bond Total Return Index[1]	3.84%	3.06%	4.88%
Lipper VIP Target Maturity Funds Classification Average[1]	2.45%	6.06%	6.77%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Sources: Standard & Poor’s Micropal; Lipper, Inc. The unmanaged Merrill Lynch 2- and 5-Year Zero Coupon Bond Indexes include zero coupon bonds that pay no interest and are issued at a discount from redemption price. The unmanaged Lipper VIP Target Maturity Funds Classification Average is an equally weighted average calculation for performance figures for all funds within the Lipper Target Maturity Funds Classification in the Lipper VIP underlying funds universe. Lipper Target Maturity Funds invest principally in zero coupon U.S. Treasury Securities or in coupon-bearing U.S. government securities targeted to mature in a specific year. For the 12-month period ended December 31, 2006, there were five funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

FZ-3 Franklin Zero Coupon Fund – 2010 - Class 1

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 1
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Class 1
Management fees¹	0.60%
Other expenses	0.07%
Total annual Fund operating expenses[2]	0.67%

1. The Fund’s administration fees are paid indirectly through the management fees.

2. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$68	$214	$373	$835

FZ-4 Franklin Zero Coupon Fund – 2010 - Class 1

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Funds’ investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in zero coupon debt securities. The portfolio managers of the team are as follows:

Kent C. Burns, CFA PORTFOLIO MANAGER OF ADVISERS	Mr. Burns has been a manager of the Fund since 2002. He has primary responsibility for the investments of the Fund. Mr. Burns has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1994.

Paul W. Varunok PORTFOLIO MANAGER OF ADVISERS	Mr. Varunok has been a manager of the Fund since 2006, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2001.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund’s assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2006, the Fund paid 0.60% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

FZ-5 Franklin Zero Coupon Fund – 2010 - Class 1

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 1	Year ended December 31,
	2006	2005	2004	2003	2002
Per share operating performance ($) (for a share outstanding throughout the year)
Net asset value, beginning of year	16.02	16.49	16.55	16.61	15.33
Income from investment operations:
Net investment income[a]	0.77	0.80	0.81	0.82	0.87
Net realized and unrealized gains (losses)	(0.36)	(0.54)	(0.08)	(0.20)	2.03
Total from investment operations	0.41	0.26	0.73	0.62	2.90
Less distributions from:
Net investment income	(0.63)	(0.72)	(0.79)	(0.68)	(0.95)
Net realized gains	—	(0.01)	—	—	(0.67)
Total distributions	(0.63)	(0.73)	(0.79)	(0.68)	(1.62)
Net asset value, end of year	15.80	16.02	16.49	16.55	16.61
Total return (%)[b]	2.71	1.54	4.72	3.59	20.10
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	93,184	101,555	78,978	72,833	68,489
Ratios to average net assets: (%)
Expenses	0.67 [c]	0.69	0.68	0.68	0.68
Net investment income	4.89	4.93	4.91	4.93	5.48
Portfolio turnover rate (%)	2.00	—	11.74	38.37	19.03

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Benefit of expense reduction rounds to less than 0.01%.

FZ-6 Franklin Zero Coupon Fund – 2010 - Class 1

Mutual Discovery Securities Fund

Goal and Strategies

The Fund invests primarily in equity securities of U.S. and foreign companies the manager believes are undervalued.

GOAL

The Fund’s investment goal is capital appreciation.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in:

•	Undervalued securities. Stocks trading at a discount to intrinsic value.

And, to a lesser extent, the Fund also invests in:

•

Risk Arbitrage Securities. Securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers) or that the manager believes are cheap relative to an economically equivalent security of another or the same company.

•	Distressed Companies. Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

In pursuit of its value-oriented strategy, the Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the Fund invests the equity portion of its portfolio substantially in mid- and large cap companies and may invest a significant portion of its equity portfolio in small-cap companies. For these purposes, mid- and large cap companies are considered to be those with market capitalization values (share price multiplied by the number of shares of common stock outstanding) greater than $1.5 billion.

While the Fund generally purchases securities for investment purposes, the manager may seek to influence or control management, or invest in other companies that do so, when the manager believes the Fund may benefit.

The Fund expects to invest substantially and may invest up to 100% of its assets in foreign investments, which may include sovereign debt and participations in foreign government debt. The Fund presently does not intend to invest more than a portion of its assets in securities of emerging market countries.

The Fund generally seeks to hedge (protect) at least a part of its portfolio against currency risks, largely using forward foreign currency exchange contracts when, in the manager’s opinion it would be advantageous to the Fund to do so.

The Fund may also engage from time to time in an “arbitrage” strategy. When engaging in an arbitrage strategy, the Fund typically buys one security while at the same time selling short another security. The Fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Fund attempts to profit from a perceived relationship between the values of the two securities. The Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

The Fund’s investments in Distressed Companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By

MD-1 Mutual Discovery Securities Fund - Class 1

purchasing all or a part of a company’s direct indebtedness, the Fund, in effect, steps into the shoes of the lender. If the loan is secured, the Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Fund generally makes such investments to achieve capital appreciation, rather than to seek income.

A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest.

PORTFOLIO SELECTION

The manager employs a research driven, fundamental value strategy. In choosing equity investments, the manager focuses on the market price of a company’s securities relative to the manager’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the manager’s own analysis of the security’s intrinsic value rather than the coupon rate or rating of the security. The manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

TEMPORARY INVESTMENTS

The manager may keep a portion, which may be significant at times, of the Fund’s assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Fund’s investment criteria exist or that it may otherwise be necessary to maintain liquidity. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below their intrinsic value. In addition, when the manager believes market or economic conditions are unfavorable for investors, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. dollar denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

MD-2 Mutual Discovery Securities Fund - Class 1

Main Risks

Because the investments the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS

Although this may not be the case in foreign markets, in the U.S. stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

VALUE STYLE INVESTING

Value securities may not increase in price as anticipated by the manager, and may even decline in value, if other investors fail to recognize the company’s value, if other investors fail to recognize the companies value, or favor investing in faster growing companies, or if events or factors that the manager believes will increase a security’s value do not occur.

The Fund’s bargain-driven focus may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered “cheaply” priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (such as growth companies that have recently stumbled to levels considered “cheap” in the manager’s opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore, undervalued by the market or losing more value.

RISK ARBITRAGE SECURITIES AND DISTRESSED COMPANIES

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in Risk Arbitrage Securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Fund. Debt obligations of Distressed Companies typically are unrated, lower rated, in default, or close to default. Also, securities of Distressed Companies are generally more likely to become worthless than the securities of more financially stable companies.

FOREIGN SECURITIES

Investing in foreign securities including securities of foreign governments typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Certain of the Fund’s investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can dramatically decrease (or increase) the value of the Fund’s foreign portfolio holdings. To the extent the Fund does not hedge, or successfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

MD-3 Mutual Discovery Securities Fund - Class 1

Trading practices. Brokerage commissions and other fees may be higher for foreign securities. There may be less effective government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign issuers may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. issuers, and there may be less publicly available information about them.

Limited markets. Markets may be less liquid, and even those that are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund’s ability to sell them at favorable prices.

Emerging markets. The Fund’s investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

SMALLER AND MIDSIZE COMPANIES

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

CREDIT

An issuer may be unable to make interest payments or repay principal when due. Adverse changes in an issuer’s financial strength or in a security’s credit rating may reduce a security’s value.

Lower-rated and unrated debt securities, including indebtedness and participations. Lower-rated and unrated debt securities generally have more risk, fluctuate more in price, and are less liquid than higher rated securities and can be considered speculative. Prices are especially sensitive to developments affecting the issuer’s operations and to rating changes, and in the case of companies, typically fluctuate in response to factors that affect their stock prices. Issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. The risk that the Fund may lose its entire investment in defaulted bonds is greater in comparison to investing in bonds that are not in default. Purchasers of participations, such as the Fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the Fund takes on the risk as to the creditworthiness of the bank or other financial intermediary issuer, as well as of the company issuing the underlying indebtedness.

HEDGING INSTRUMENTS

The Fund may attempt to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.

MD-4 Mutual Discovery Securities Fund - Class 1

Forward foreign currency exchange contracts are considered derivative investments, because their value depends on the value of an underlying asset to be purchased or sold. The Fund’s investment in derivatives may involve a small investment relative to the risk assumed. To the extent the Fund enters into these transactions, their successful use will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out its position because the trading market becomes illiquid.

ILLIQUID SECURITIES

The Fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. Illiquid securities may not be readily sold or may only be resold at a price significantly lower than if they were liquid.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

MD-5 Mutual Discovery Securities Fund - Class 1

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Mutual Discovery Securities Fund - Class 1	23.32%	14.84%	12.01%
S&P 500® Index[1]	15.78%	6.19%	8.42%
MSCI World Index[1]	20.65%	10.49%	8.09%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Source: Standard & Poor’s Micropal. The unmanaged Standard & Poor’s 500 Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The unmanaged Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in global developed markets. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

MD-6 Mutual Discovery Securities Fund - Class 1

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 1
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 1
Management fees	0.80%
Other expenses	0.23%
Total annual Fund operating expenses[1]	1.03%

1. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$105	$328	$569	$1,259

MD-7 Mutual Discovery Securities Fund - Class 1

Management

Franklin Mutual Advisers, LLC (Franklin Mutual), 101 John F. Kennedy Parkway, Short Hills, NJ 07078, is the Fund’s investment manager.

Under an agreement with Franklin Mutual, Franklin Templeton Investment Management Limited (Investment Management), The Adelphi Building, 1-11 John Adams Street, London, WC2N 6HT, serves as the Fund’ s sub-advisor. Investment Management provides Franklin Mutual with investment management advice and services.

The Fund is managed by a team of dedicated professionals focused on investments in equity securities they consider to be undervalued. The portfolio managers of the team are as follows:

Anne E. Gudefin, CFA PORTFOLIO MANAGER OF INVESTMENT MANAGEMENT	Ms. Gudefin assumed the duties of manager of the Fund in 2005 and became a co-manager in January 2007. She joined Franklin Templeton Investments in 2000.

Charles M. Lahr PORTFOLIO MANAGER OF FRANKLIN MUTUAL	Mr. Lahr assumed the duties of co-manager in January 2007 and has been a portfolio manager of Franklin Mutual since joining Franklin Templeton Investments in 2003. Prior to that time, Mr. Lahr was a senior analyst for the State of Wisconsin Investment Board and also worked for U.S. Bancorp and the Principal Financial Group.

Mandana Hormozi PORTFOLIO MANAGER OF FRANKLIN MUTUAL	Ms. Hormozi assumed the duties of portfolio manager of the Fund in January 2007. Prior to joining Franklin Templeton Investments in 2003, she was a senior vice president in the equity research department at Lazard Freres, and, before that, she was an economic research analyst at Mitsubishi Bank.

As co-managers of the Fund, Ms. Gudefin and Mr. Lahr have equal authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which either may perform these functions, and the nature of these functions, may change from time to time. Ms. Hormozi provides the Fund with research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Franklin Mutual a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2006, the Fund paid 0.80% of its average daily net assets to Franklin Mutual for its services.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

MD-8 Mutual Discovery Securities Fund - Class 1

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 1	Year ended December 31,
	2006	2005		2004		2003	2002
Per share operating performance ($) (for a share outstanding throughout the year)
Net asset value, beginning of year	18.85	16.44		14.04		11.06	12.56
Income from investment operations:
Net investment income[a]	0.52	0.25		0.26		0.19	0.19
Net realized and unrealized gains (losses)	3.69	2.40		2.31		3.01	(1.28)
Total from investment operations	4.21	2.65		2.57		3.20	(1.09)
Less distributions from:
Net investment income	(0.25)	(0.24)		(0.17)		(0.22)	(0.19)
Net realized gains	(0.76)	—		—		—	(0.22)
Total distributions	(1.01)	(0.24)		(0.17)		(0.22)	(0.41)
Net asset value, end of year	22.05	18.85		16.44		14.04	11.06
Total return (%)[b]	23.32	16.28		18.55		29.19	(9.06)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	146,209	136,508		137,703		134,332	122,011
Ratios to average net assets: (%)
Expenses[c]	1.03 [d]	1.02	[d]	1.01	[d]	1.04	1.03
Net investment income	2.44	1.37		1.71		1.48	1.55
Portfolio turnover rate (%)	19.83	22.94		29.81		41.52	47.46
Ratios to average net assets, excluding dividend expense on securities sold short: (%)
Expenses	1.00 [d]	1.00	[d]	1.00	[d]	1.01	1.02

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Includes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

d. Benefit of expense reduction rounds to less than 0.01%.

MD-9 Mutual Discovery Securities Fund - Class 1

Mutual Shares Securities Fund

Goals and Strategies

The Fund invests primarily in U.S. and foreign equity securities of companies the manager believes are undervalued.

GOALS

The Fund’s principal investment goal is capital appreciation. Its secondary goal is income.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in:

•	Undervalued securities. Stocks trading at a discount to intrinsic value.

And, to a lesser extent, the Fund also invests in:

•

Risk Arbitrage Securities. Securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the manager believes are cheap relative to an economically equivalent security of another or the same company.

•	Distressed Companies. Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

In pursuit of its value-oriented strategy, the Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the Fund invests the equity portion of its portfolio predominantly in medium and large capitalization companies and a portion of its equity portfolio in small capitalization companies. For these purposes, medium and large cap companies are considered to be those with market capitalization values (share price multiplied by the number of shares of common stock outstanding) greater than $1.5 billion. The Fund also may invest a portion of its assets in small capitalization companies.

While the Fund generally purchases securities for investment purposes, the manager may seek to influence or control management, or invest in other companies that do so, when the manager believes the Fund may benefit.

The Fund expects to invest significantly in foreign investments, which may include sovereign debt and participations in foreign government debt. A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest.

The Fund generally seeks to hedge (protect) at least a part of its portfolio against currency risks, largely using forward foreign currency exchange contracts when, in the manager’s opinion it would be advantageous to the Fund to do so.

The Fund may also engage from time to time in an “arbitrage” strategy. When engaging in an arbitrage strategy, the Fund typically buys one security while at the same time selling short another security. The Fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Fund attempts to profit from a perceived relationship between the values of the two securities. The Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

The Fund’s investments in Distressed Companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct

MS-1 Mutual Shares Securities Fund - Class 1

indebtedness, the Fund, in effect, steps into the shoes of the lender. If the loan is secured, the Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Fund generally makes such investments to achieve capital appreciation, rather than to seek income.

PORTFOLIO SELECTION

The manager employs a research driven, fundamental value strategy. In choosing equity investments, the manager focuses on the market price of a company’s securities relative to the manager’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the manager’s own analysis of the security’s intrinsic value rather than the coupon rate or rating of the security. The manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

TEMPORARY INVESTMENTS

The manager may keep a portion, which may be significant at times, of the Fund’s assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Fund’s investment criteria exist or that it may otherwise be necessary to maintain liquidity. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below their intrinsic value. In addition, when the manager believes market or economic conditions are unusual or unfavorable for investors, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. dollar denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

MS-2 Mutual Shares Securities Fund - Class 1

Main Risks

Because the investments the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS

Although this may not be the case in foreign markets, in the U.S. stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

VALUE STYLE INVESTING

Value securities may not increase in price as anticipated by the manager, and may even decline in value, if other investors fail to recognize the company’s value (and do not become buyers, or if they become sellers), or favor investing in faster-growing companies, or if events or factors that the manager believes will increase a security’s value do not occur.

The Fund’s bargain-driven focus may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered “cheaply” priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (sometimes growth companies that have recently stumbled to levels considered “cheap” in the manager’s opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore, undervalued by the market or losing more value.

RISK ARBITRAGE SECURITIES AND DISTRESSED COMPANIES

A merger or other corporate restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in Risk Arbitrage Securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Fund. Debt obligations of Distressed Companies typically are unrated, lower rated, in default, or close to default. Also, securities of Distressed Companies are generally more likely to become worthless than the securities of more financially stable companies.

FOREIGN SECURITIES

Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Certain of the Fund’s investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can dramatically decrease (or increase) the value of the Fund’s foreign portfolio holdings. To the extent the Fund does not hedge, or successfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices. Brokerage commissions and other fees may be higher for foreign securities. There may be less effective government supervision and regulation

MS-3 Mutual Shares Securities Fund - Class 1

of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign issuers may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. issuers, and there may be less publicly available information about them.

Limited markets. Markets may be less liquid, and even those that are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund’s ability to sell them at favorable prices.

SMALLER AND MIDSIZE COMPANIES

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

CREDIT

An issuer may be unable to make interest payments or repay principal when due. Adverse changes in an issuer’s financial strength or in a security’s credit rating may reduce a security’s value.

Lower-rated and unrated debt securities, including indebtedness and participations. Lower-rated and unrated debt securities generally have more risk, fluctuate more in price, and are less liquid than higher rated securities and can be considered speculative. Prices are especially sensitive to developments affecting the issuer’s operations and to rating changes, and in the case of companies, typically fluctuate in response to factors that affect their stock prices. Issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. The risk that the Fund may lose its entire investment in defaulted bonds is greater in comparison to investing in bonds that are not in default. Purchasers of participations, such as the Fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the Fund takes on the risk as to the creditworthiness of the bank or other financial intermediary issuer, as well as of the company issuing the underlying indebtedness.

HEDGING INSTRUMENTS

The Fund may attempt to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.

Forward foreign currency exchange contracts are considered derivative investments, because their value depends on the value of an underlying asset to be purchased or sold. The Fund’s investment in derivatives may involve a small investment relative to the risk assumed. To the extent the Fund enters into these transactions, their successful use will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out its position because the trading market becomes illiquid.

MS-4 Mutual Shares Securities Fund - Class 1

ILLIQUID SECURITIES

The Fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. Illiquid securities may not be readily sold or may only be resold at a price significantly lower than if they were liquid.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

MS-5 Mutual Shares Securities Fund - Class 1

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Mutual Shares Securities Fund - Class 1	18.66%	10.50%	10.38%
S&P 500® Index[1]	15.78%	6.19%	8.42%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Source: Standard & Poor’s Micropal. The unmanaged Standard & Poor’s 500 Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

MS-6 Mutual Shares Securities Fund - Class 1

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 1
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 1
Management fees	0.60%
Other expenses	0.21%
Total annual Fund operating expenses[1]	0.81%

1. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$83	$259	$450	$1,002

MS-7 Mutual Shares Securities Fund - Class 1

Management

Franklin Mutual Advisers, LLC (Franklin Mutual), 101 John F. Kennedy Parkway, Short Hills, NJ 07078, is the Fund’s investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in equity securities they consider to be undervalued. The portfolio managers of the team are as follows:

Peter Langerman PRESIDENT AND CHIEF EXECUTIVE OFFICER OF FRANKLIN MUTUAL	Mr. Langerman assumed the duties of portfolio manager of the Fund when he rejoined Franklin Templeton Investments in 2005 and became a co-manager in January 2007. He joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and member of the management team of the Fund, before leaving in 2002 and serving as director of New Jersey’s Division of Investment, overseeing employee pension funds. Between 1986 and 1996, he was employed at Heine Securities Corporation, the predecessor of Franklin Mutual.

F. David Segal PORTFOLIO MANAGER OF FRANKLIN MUTUAL	Mr. Segal assumed the duties of co-manager with Mr. Langerman in January 2007 and had been a portfolio manager of the Fund since joining Franklin Templeton Investments in 2002. Prior to joining Franklin Templeton Investments in 2002, he was an analyst in the Structured Finance Group of MetLife for the period 1999-2002.

Debbie Turner, CFA PORTFOLIO MANAGER OF FRANKLIN MUTUAL	Ms. Turner has been a portfolio manager of the Fund since 2001 and has been with Franklin Templeton Investments since 1996.

As co-managers of the Fund, Mr. Langerman and Mr. Segal have equal authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which either may perform these functions, and the nature of these functions, may change from time to time. Ms. Turner provides the Fund with research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Franklin Mutual a fee for managing the Fund’s assets. For fiscal year ended December 31, 2006, the Fund paid 0.60% of its average daily net assets to Franklin Mutual for its services.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

MS-8 Mutual Shares Securities Fund - Class 1

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 1	Year Ended December 31,
	2006	2005	2004		2003	2002
Per share operating performance ($) (for a share outstanding throughout the year)
Net asset value, beginning of year	18.35	16.78	15.00		12.09	14.08
Income from investment operations:
Net investment income[a]	0.40	0.34	0.21		0.18	0.20
Net realized and unrealized gains (losses)	2.86	1.47	1.71		2.88	(1.78)
Total from investment operations	3.26	1.81	1.92		3.06	(1.58)
Less distributions from:
Net investment income	(0.29)	(0.18)	(0.14)		(0.15)	(0.12)
Net realized gains	(0.65)	(0.06)	—		—	(0.29)
Total distributions	(0.94)	(0.24)	(0.14)		(0.15)	(0.41)
Net asset value, end of year	20.67	18.35	16.78		15.00	12.09
Total return (%)[b]	18.66	10.83	12.88		25.48	(11.59)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	259,943	260,317	287,324		312,386	288,928
Ratios to average net assets: (%)
Expenses[c]	0.81 [d]	0.78 [d]	0.75	[d]	0.80	0.80
Net investment income	2.02	1.97	1.40		1.33	1.57
Portfolio turnover rate (%)	19.75	19.59	31.49		55.71	49.80
Ratios to average net assets, excluding dividend expense on securities sold short: (%)
Expenses	0.74 [d]	0.74 [d]	0.730	[d]	0.76	0.79

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Includes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

d. Benefit of expense reduction is less than 0.01%.

MS-9 Mutual Shares Securities Fund - Class 1

Templeton Developing Markets Securities Fund

Goal and Strategies

The Fund invests predominantly in emerging market investments.

GOAL

The Fund’s investment goal is long-term capital appreciation.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests at least 80% of its net assets in emerging market investments. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. Under normal market conditions, the Fund invests primarily to predominantly in equity securities.

Emerging market investments generally include equity securities that trade in emerging markets or are issued by companies that derive at least 50% of total revenue from goods or services produced, or sales made, or that have their principal activities or considerable assets in, or are linked to currencies of, emerging market countries.

Emerging market countries generally include those considered to be emerging by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International World Index. These countries are typically located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. Emerging market equity securities and emerging market countries are more fully described in the SAI.

The manager generally seeks to diversify across both countries and sectors, but may from time to time have significant or substantial investments in one or more countries or sectors in part because in some countries particular sectors dominate.

While the Fund has no specific policy regarding the market capitalization of issuers in which it will invest, because of the nature of emerging market issuers, a significant or substantial amount of the Fund’s investments in equity securities of such issuers may be in small capitalization companies, that is, in companies with a market capitalization less than $1.5 billion.

In addition to its main investments, the Fund may invest up to 20% of its net assets in investments of developed market countries. The Fund also may invest in American, Global and European Depositary Receipts, which are certificates issued by a bank or trust company that represent ownership in underlying securities issued by a domestic or foreign issuer.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. Illiquid securities may not be readily sold or may only be resold at a price significantly lower than if they were liquid.

PORTFOLIO SELECTION

The manager’s investment philosophy is “bottom-up,” value-oriented, and long-term, focusing on the market price of a company’s securities relative to the manager’s evaluation of the company’s potential long-term (typically five years) earnings, asset value and cash flow potential. In choosing investments, the Fund’s manager may make onsite visits to companies to assess critical factors such as management strength and local conditions. A company’s historical value measures, including price/earnings ratio, profit margins and liquidation value, may also be considered.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. currency denominated short-term or medium-term (generally less than 5 years for this Fund) investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

TD-1 Templeton Developing Markets Securities Fund - Class 1

Main Risks

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS

Although this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

VALUE STYLE INVESTING

Value stock prices are considered “cheap” relative to the company’s perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company’s value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value.

FOREIGN SECURITIES

Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. Emerging markets in particular can experience significant price volatility in any given year, and even daily. The Fund should be thought of as a long-term investment for the aggressive portion of a well-diversified portfolio.

Currency exchange rates. Many of the Fund’s investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can dramatically decrease (or increase) the value of the Fund’s foreign portfolio holdings. To the extent the Fund does not hedge, or successfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices. Brokerage commissions and other fees may be higher for foreign securities. There may be less effective government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign companies may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. companies, and there may be less publicly available information about them.

Limited markets. Foreign securities markets may be less liquid, and even those which are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S.

TD-2 Templeton Developing Markets Securities Fund - Class 1

securities, which could limit the Fund’s ability to sell them at favorable prices.

Emerging markets. The Fund’s investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Some of the additional significant risks include:

•	Political and social uncertainty.

•	Currency exchange rate volatility.

•	Pervasiveness of corruption and crime.

•	Delays in settling portfolio transactions.

•	Risk of loss arising out of systems of share registration and custody.

•	Markets that are comparatively smaller and less liquid than developed markets. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

•	Less effective or irregular government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies.

•	Currency and capital controls and restrictions (which may have an adverse affect on the value of the securities of companies that trade or operate in emerging market countries).

•	Greater sensitivity to interest rate changes.

SMALLER AND MIDSIZE COMPANIES

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

COUNTRY, SECTOR OR INDUSTRY FOCUS

To the extent the Fund focuses on investments in a particular country, sector or industry from time to time, the Fund may carry a greater risk of loss due to adverse developments affecting that country, industry or sector than a fund that had a wide diversification among the countries, sectors or industries in which it invests.

LIQUIDITY

Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

TD-3 Templeton Developing Markets Securities Fund - Class 1

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Templeton Developing Markets Securities Fund - Class 1[1]	28.43%	25.80%	5.46%
MSCI EM Index²	32.59%	26.98%	9.40%
S&P/IFCI Composite Index²	35.11%	28.72%	10.55%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Performance prior to the May 1, 2000 merger reflects the historical performance of Templeton Developing Markets Fund.

2. Source: Standard & Poor’s Micropal. The unmanaged Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index is a free float-adjusted, market-capitalization weighted index designed to measure equity market performance in global emerging markets. The unmanaged Standard &Poor’s/International Finance Corporation Investable (S&P/IFCI) Composite Index is a free float- adjusted market capitalization-weighted index designed to measure equity performance in global emerging markets. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

TD-4 Templeton Developing Markets Securities Fund - Class 1

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 1
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 1
Management fees	1.23%
Other expenses	0.24%
Total annual Fund operating expenses[1]	1.47%

1. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$150	$465	$803	$1,757

TD-5 Templeton Developing Markets Securities Fund - Class 1

Management

Templeton Asset Management Ltd. (Asset Management), 7 Temasek Boulevard, #38-03, Suntec Tower 1, Singapore 038987, is the Fund’s investment manager. Asset Management has a branch office in Hong Kong.

The Fund is managed by a team of dedicated professionals focused on investments in emerging or developing market securities. The portfolio managers of the team are as follows:

Dr. J. Mark Mobius MANAGING DIRECTOR OF ASSET MANAGEMENT	Dr. Mobius has been a manager of the Fund since inception. He joined Franklin Templeton Investments in 1987. Dr. Mobius has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

Tom Wu DIRECTOR OF ASSET MANAGEMENT	Mr. Wu has been a manager of the Fund since inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1987.

Dennis Lim DIRECTOR OF ASSET MANAGEMENT	Mr. Lim has been a manager of the Fund since inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1990.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Asset Management a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2006, the Fund paid 1.23% of its average daily net assets to Asset Management for its services.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

TD-6 Templeton Developing Markets Securities Fund - Class 1

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 1	Year Ended December 31,
	2006		2005		2004		2003	2002
Per share operating performance ($) (for a share outstanding throughout the year)
Net asset value, beginning of year	10.99		8.73		7.14		4.71	4.78
Income from investment operations:
Net investment income[a]	0.24		0.17		0.11		0.13	0.07
Net realized and unrealized gains (losses)	2.84		2.23		1.62		2.38	(0.06)
Total from investment operations	3.08		2.40		1.73		2.51	0.01
Less distributions from net investment income	(0.15)		(0.14)		(0.14)		(0.08)	(0.08)
Redemption fees	—	[c]	—	[c]	—		—	—
Net asset value, end of year	13.92		10.99		8.73		7.14	4.71
Total return (%)[b]	28.43		27.76		24.83		53.74	0.04
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	749,120		651,826		477,290		359,299	225,454
Ratios to average net assets: (%)
Expenses	1.47	[d]	1.53	[d]	1.54	[d]	1.55	1.58
Net investment income	1.93		1.77		1.52		2.35	1.45
Portfolio turnover rate (%)	53.65		31.24		55.67		46.20	57.91

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Amount rounds to less than $0.01 per share.

d. Benefit of expense reduction rounds to less than 0.01%.

TD-7 Templeton Developing Markets Securities Fund - Class 1

Templeton Foreign Securities Fund

Goal and Strategies

The Fund invests predominantly in issuers located outside the U.S., including those in emerging markets.

GOAL

The Fund’s investment goal is long-term capital growth.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. Under normal market conditions, the Fund invests predominantly in equity securities, and, while there are no set percentage targets, the Fund invests primarily to predominantly in large to medium capitalization companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $2 billion.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

The Fund may, from time to time, have significant investments in one or more countries or in particular sectors such as financial services.

The Fund may use various derivative instruments and strategies seeking to protect its assets, implement a cash management strategy or enhance its returns. No more than 5% of the Fund’s total assets may be invested in, or exposed to, options and swap agreements (as measured at the time of investment). With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

PORTFOLIO SELECTION

The manager’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing investments, the Fund’s manager focuses on the market price of a company’s securities relative to its evaluation of the company’s potential long-term earnings, asset value and cash flow. A company’s historical value measures, including price/earnings ratio, profit margins and liquidation value, may also be considered, but are not limiting factors.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

TF-1 Templeton Foreign Securities Fund - Class 1

Main Risks

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS

Although this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

VALUE STYLE INVESTING

Value stock prices are considered “cheap” relative to the company’s perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company’s value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value.

FOREIGN SECURITIES

Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Many of the Fund’s investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can dramatically decrease (or increase) the value of the Fund’s foreign portfolio holdings. To the extent the Fund does not hedge, or successfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices. Brokerage commissions and other fees may be higher for foreign securities. There may be less effective government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign companies may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. companies, and there may be less publicly available information about them.

Limited markets. Foreign securities markets may be less liquid, and even those that are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund’s ability to sell them at favorable prices.

TF-2 Templeton Foreign Securities Fund - Class 1

Emerging markets. The Fund’s investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

SECTOR AND COUNTRY FOCUS

To the extent that the Fund focuses on particular sectors or countries from time to time, the Fund may carry greater risk of adverse developments in a sector or country than a fund that invests in a wide variety of sectors or countries.

Financial services companies. Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company’s profitability, and therefore its stock price, is especially sensitive to interest rate changes throughout the world as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

DERIVATIVE SECURITIES

The performance of derivative investments depends, in part, on the performance of an underlying asset. Derivatives involve costs, may be volatile, and may involve a small investment relative to the risk assumed. Their successful use will depend on the manager’s ability to predict market movements. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

TF-3 Templeton Foreign Securities Fund - Class 1

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Templeton Foreign Securities Fund - Class 1[1]	21.70%	11.57%	8.17%
MSCI EAFE Index[2]	26.86%	15.43%	8.06%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Performance prior to the May 1, 2000 merger reflects the historical performance of Templeton International Fund.

2. Source: Standard & Poor’s Micropal. The unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets, excluding the U.S. and Canada. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

TF-4 Templeton Foreign Securities Fund - Class 1

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 1
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 1
Management fees	0.63%
Other expenses	0.15%
Acquired fund fees and expenses[1]	0.03%
Total annual Fund operating expenses[1,2]	0.81%
Management fee reduction[3]	-0.03%
Net annual Fund operating expenses[1,2,3]	0.78%

1. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

3. The manager has agreed in advance to reduce its fee to reflect reduced services from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund or acquired fund). This reduction is required by the board of trustees and an exemptive order by the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$80	$249	$433	$966

TF-5 Templeton Foreign Securities Fund - Class 1

Management

Templeton Investment Counsel, LLC (Investment Counsel), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the Fund’s investment manager.

Under an agreement with Investment Counsel, Franklin Templeton Investment Management Limited (Investment Management), The Adelphi Building, 1-11 John Adams Street, London, WC2N 6HT, serves as the Fund’s sub-advisor. Investment Management provides Investment Counsel with investment management advice and services.

The Fund is managed by a team of dedicated professionals focused on global investments of issuers outside the U.S. The portfolio managers of the team are as follows:

Peter A. Nori, CFA EXECUTIVE VICE PRESIDENT/PORTFOLIO MANAGER – RESEARCH ANALYST OF INVESTMENT COUNSEL	Mr. Nori has been a manager of the Fund since 1999, and has been with Franklin Templeton Investments since 1987. He has primary responsibility for the investments of the Fund. Mr. Nori has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

Tina Sadler, CFA VICE PRESIDENT/PORTFOLIO MANAGER – RESEARCH ANALYST OF INVESTMENT COUNSEL	Ms. Sadler has been a manager of the Fund since 2003, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment, and has been with Franklin Templeton Investments since 1997.

Tucker Scott, CFA SENIOR VICE PRESIDENT OF INVESTMENT COUNSEL PORTFOLIO MANAGER OF INVESTMENT MANAGEMENT	Mr. Scott has been a manager of the Fund since 2004, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment, and has been with Franklin Templeton Investments since 1996.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Investment Counsel a fee for managing the Fund’s assets. For fiscal year ended December 31, 2006, the management fee, before any reduction, was 0.63% of the Fund’s average daily net assets. Under an agreement by Investment Counsel to reduce its fee to reflect reduced services resulting from the Fund’s investment in the Sweep Money Fund, the Fund paid 0.60% of its average daily net assets to Investment Counsel for its services. This reduction is required by the board of trustees and an SEC exemptive order.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

TF-6 Templeton Foreign Securities Fund - Class 1

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 1	Year Ended December 31,
	2006		2005		2004		2003	2002
Per share operating performance ($) (for a share outstanding throughout the year)
Net asset value, beginning of year	15.84		14.53		12.37		9.51	11.85
Income from investment operations:
Net investment income[a]	0.46		0.30		0.26		0.19	0.22
Net realized and unrealized gains (losses)	2.94		1.20		2.05		2.87	(2.37)
Total from investment operations	3.40		1.50		2.31		3.06	(2.15)
Less distributions from net investment income	(0.24)		(0.19)		(0.15)		(0.20)	(0.19)
Redemption fees	—	[c]	—	[c]	—	[c]	—	—
Net asset value, end of year	19.00		15.84		14.53		12.37	9.51
Total return (%)[b]	21.70		10.48		18.87		32.55	(18.40)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	594,991		531,775		506,456		472,665	397,420
Ratios to average net assets: (%)
Expenses	0.75	[d]	0.77	[d]	0.82	[d]	0.87	0.88
Net investment income	2.63		2.03		1.95		1.81	1.97
Portfolio turnover rate (%)	18.97	[e]	14.61		10.91		18.01	28.12

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Amount rounds to less than $0.01 per share.

d. Benefit of expense reduction rounds to less than 0.01%.

e. Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

TF-7 Templeton Foreign Securities Fund - Class 1

Templeton Global Asset Allocation Fund

Goal and Strategies

The Fund invests in stocks and bonds of U.S. and foreign issuers.

GOAL

The Fund’s investment goal is high total return.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests in equity securities of companies in any country, debt securities of companies and governments of any country, and in money market securities. Under normal market conditions the Fund expects to invest at least 40% of its net assets in foreign securities. The manager seeks to adjust the mix of investments to capitalize on total return potential produced by changing economic conditions throughout the world. There are no minimum or maximum percentage targets for each asset class. Under normal market conditions, the Fund invests substantially to primarily in equity securities.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, notes, and short-term debt investments.

The Fund’s debt investments generally focus on “investment grade” securities. These are securities rated in the top four rating categories by independent rating organizations such as Standard & Poor’s Ratings Group or Moody’s Investors Service or, if unrated, determined by the Fund’s manager to be of comparable quality. The Fund may also invest a portion of its net assets in debt securities that are rated below investment grade or, if unrated, determined by the manager to be of comparable quality, including a small portion in debt securities that are in default at the time of purchase. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager’s internal analysis.

The Fund may use various derivative instruments and strategies seeking to protect its assets, implement a cash management strategy or enhance its returns. The Fund may invest up to 5% of its total assets in swap agreements, put and call options and collars. With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

PORTFOLIO SELECTION

The manager’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing equity investments, the Fund’s manager focuses on the market price of a company’s securities relative to its evaluation of the company’s potential long-term earnings, asset value and cash flow. A company’s historical value measures, including price/earnings ratio, profit margins, and liquidation value, may also be considered, but are not limiting factors.

In choosing debt investments, the Fund’s manager allocates its assets among issuers, geographic regions, and currencies based upon its assessment of relative interest rates among currencies, the manager’s outlook for changes in interest rates and currencies, and credit risks. With respect to debt securities, the manager may also from time to time seek to hedge (protect) against currency risks by using forward currency exchange contracts (Hedging Instruments).

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

TGA-1 Templeton Global Asset Allocation Fund - Class 1

Main Risks

Because the stocks and bonds the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS

Although this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

VALUE STYLE INVESTING

Value stock prices are considered “cheap” relative to the company’s perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company’s value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value.

FOREIGN SECURITIES

Investing in foreign securities including securities of foreign governments typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Many of the Fund’s investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can dramatically decrease (or increase) the value of the Fund’s foreign portfolio holdings. To the extent the Fund does not hedge, or successfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices. Brokerage commissions and other fees may be higher for foreign securities. There may be less effective government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign issuers may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. issuers, and there may be less publicly available information about them.

Limited markets. Foreign securities markets may be less liquid, and even those that are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund’s ability to sell them at favorable prices.

TGA-2 Templeton Global Asset Allocation Fund - Class 1

Emerging markets. The Fund’s investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

INTEREST RATE

Interest rate changes can be sudden and unpredictable. Debt securities tend to lose market value when interest rates rise and increase in value when interest rates fall. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an adverse effect on the issuers in which the Fund invests because borrowing costs go up and it may be more difficult for them to make interest payments or to obtain credit to expand.

CREDIT

An issuer may be unable to make interest payments or repay principal when due. Adverse changes in an issuer’s financial strength or in a security’s credit rating may reduce a security’s value and, thus, impact Fund performance.

Lower-rated securities. Debt securities that are rated below investment grade and comparable unrated securities generally have more risk than higher-rated securities and can be considered speculative. These securities, which are sometimes called “junk bonds,” generally pay higher yields than higher-rated securities to compensate investors for the higher risk. Issuers of high yield debt securities are not as strong financially, and are more likely to encounter financial difficulties and to be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. If an issuer stops paying interest or principal, payments may never resume. The Fund may lose its entire investment in a defaulted bond.

The prices of high yield debt securities fluctuate more than the prices of higher quality securities. Prices are especially sensitive to developments affecting the issuer’s operations and to changes in the ratings assigned by rating organizations. In the case of companies, prices are often closely linked with, and typically fluctuate in response to factors that affect, their stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, market activity, large sustained sales, a high-profile default, or other factors. High yield securities generally are less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.

DERIVATIVE SECURITIES, INCLUDING HEDGING INSTRUMENTS

The performance of derivative investments, including Hedging Instruments, depends, in part, on the performance of an underlying asset such as bond or stock prices or currency exchange rates. Derivatives used by the Fund involve costs, may be volatile, and may involve a small investment relative to the risk assumed. Their successful use will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

More detailed information about the Fund, its policies and risks can be found in the SAI.

TGA-3 Templeton Global Asset Allocation Fund - Class 1

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Templeton Global Asset Allocation Fund - Class 1[1]	21.39%	13.13%	9.74%
MSCI AC World Index[2]	21.53%	11.31%	8.20%
JPM GBI Global[2]	5.94%	8.31%	5.32%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Performance prior to the May 1, 2000 merger reflects the historical performance of Templeton Asset Allocation Fund.

2. Source: Standard & Poor’s Micropal. The unmanaged Morgan Stanley Capital International (MSCI) All Country (AC) World Index is a free float-adjusted, market capitalization weighted index designed to measure equity market performance in global developed and emerging markets. The unmanaged J.P. Morgan (JPM) Government Bond Index (GBI) Global tracks total returns for liquid, fixed-rate, domestic government bonds with maturities greater than one year issued by developed countries globally. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

TGA-4 Templeton Global Asset Allocation Fund - Class 1

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 1
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 1
Management fees	0.62%
Other expenses	0.23%
Acquired fund fees and expenses[1]	0.01%
Total annual Fund operating expenses[1,2]	0.86%
Management fee reduction[3,2]	-0.01%
Net annual Fund operating expenses[1,2,3]	0.85%

1. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

3. The manager has agreed in advance to reduce its fee to reflect reduced services from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund or acquired fund). This reduction is required by the board of trustees and an exemptive order by the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

TGA-5 Templeton Global Asset Allocation Fund - Class 1

Management

Templeton Investment Counsel, LLC (Investment Counsel), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the Fund’s investment manager.

Under separate agreements with Investment Counsel, Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, and Franklin Templeton Investment Management Limited (Investment Management), The Adelphi Building, 1-11 John Adams Street, London, WC2N 6HT, serve as the Fund’s sub-advisors. Both Advisers and Investment Management provide Investment Counsel with investment management advice and services.

The Fund is managed by two teams of dedicated professionals, one focused on investments in equity securities and one focused in debt securities of companies or governments in any country. The portfolio managers of the teams are as follows:

The team responsible for the equity portion of the Fund is:

Peter A. Nori, CFA EXECUTIVE VICE PRESIDENT/PORTFOLIO MANAGER – RESEARCH ANALYST OF INVESTMENT COUNSEL	Mr. Nori has managed the equity portion of the Fund since 1996. He joined Franklin Templeton Investments in 1987. He has primary responsibility for the equity investments of the Fund. Mr. Nori has final authority over all aspects of the Fund’s equity investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

Tucker Scott, CFA SENIOR VICE PRESIDENT OF INVESTMENT COUNSEL PORTFOLIO MANAGER OF INVESTMENT MANAGEMENT	Mr. Scott has been a manager of the equity portion of the Fund since 1998, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment, and has been with Franklin Templeton Investments since 1996.

Tina Sadler, CFA VICE PRESIDENT/PORTFOLIO MANAGER – RESEARCH ANALYST OF INVESTMENT COUNSEL	Ms. Sadler has been a manager of the equity portion of Fund since 2004, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment, and has been with Franklin Templeton Investments since 1997.

The person responsible for managing the debt portion of the Fund is:

Michael Hasenstab, Ph.D. SENIOR VICE PRESIDENT OF ADVISERS	Dr. Hasenstab has been a manager of the debt portion of the Fund since 2002 and an analyst since 2001. He has primary responsibility for the debt investments of the Fund and has final authority over all aspects of the Fund’s debt investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

TGA-6 Templeton Global Asset Allocation Fund - Class 1

The Fund pays Investment Counsel a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2006, the management fee, before any reduction, was 0.62% of the Fund’s average daily net assets. Under an agreement by Investment Counsel to reduce its fee to reflect reduced services resulting from the Fund’s investment in the Sweep Money Fund, the Fund paid 0.61% of its average daily net assets to Investment Counsel for its services. This reduction is required by the board of trustees and an SEC exemptive order.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

TGA-7 Templeton Global Asset Allocation Fund - Class 1

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 1	Year Ended December 31,
	2006	2005	2004	2003	2002
Per share operating performance ($) (for a share outstanding throughout the year)
Net asset value, beginning of year	21.06	21.11	18.78	14.59	15.51
Income from investment operations:
Net investment income[a]	0.64	0.49	0.48	0.41	0.39
Net realized and unrealized gains (losses)	3.36	0.28	2.42	4.23	(1.01)
Total from investment operations	4.00	0.77	2.90	4.64	(0.62)
Less distributions from:
Net investment income and net foreign currency gains	(1.66)	(0.82)	(0.57)	(0.45)	(0.30)
Net realized gains	(1.44)	—	—	—	—
Total distributions	(3.10)	(0.82)	(0.57)	(0.45)	(0.30)
Net asset value, end of year	21.96	21.06	21.11	18.78	14.59
Total return (%)[b]	21.39	3.85	15.94	32.31	(4.17)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	276,790	638,006	625,728	572,798	425,470
Ratios to average net assets: (%)
Expenses	0.84 [c]	0.85 [c]	0.84 [c]	0.81	0.81
Net investment income	2.91	2.36	2.52	2.54	2.56
Portfolio turnover rate (%)	23.74 [d]	26.23	27.43	34.25	27.27

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Benefit of expense reduction rounds to less than 0.01%.

d. Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

TGA-8 Templeton Global Asset Allocation Fund - Class 1

Templeton Global Income Securities Fund

Goal and Strategies

The Fund invests mainly in debt securities of governments, government agencies and companies located around the world, including a significant amount in emerging markets.

GOAL

The Fund’s investment goal is high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests mainly in the debt securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets. Under normal market conditions the Fund expects to invest at least 40% of its net assets in foreign securities. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, notes, and short-term debt investments.

The Fund focuses on “investment grade” debt securities. These are securities rated in the top four rating categories by independent rating organizations such as Standard & Poor’s Ratings Group or Moody’s Investors Services, Inc. or, if unrated, determined by the Fund’s manager to be of comparable quality. The Fund may also invest in debt securities that are rated below investment grade or, if unrated, determined by the manager to be of comparable quality, including high yield debt securities and debt securities that are in default at the time of purchase. The Fund may invest a portion of its net assets in such high yield, lower-rated debt securities, including debt obligations of emerging market issuers, and a small portion in defaulted debt securities.

Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager’s internal analysis. The Fund may invest in debt securities of any maturity, and the average maturity of debt securities in the Fund’s portfolio will fluctuate depending on the manager’s outlook on changing market, economic, and political conditions.

PORTFOLIO SELECTION

The manager allocates the Fund’s assets among issuers, geographic regions, and currencies based upon its assessment of relative interest rates among currencies, the manager’s outlook for changes in interest rates and currencies, and credit risks. In considering these factors, a country’s changing market, economic, and political conditions, such as inflation rate, growth prospects, global trade patterns, and government policies may be evaluated. The manager seeks to manage the Fund’s exposure to various currencies, and may from time to time seek to hedge (protect) against currency risk by using forward currency exchange contracts (Hedging Instruments).

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

TGI-1 Templeton Global Income Securities Fund - Class 1

Main Risks

Changes in interest rates in markets around the world affect the prices of the Fund’s debt securities. If rates rise, the value of the Fund’s debt securities will fall and so too will the Fund’s share price. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

INTEREST RATE

Interest rate changes can be sudden and unpredictable. Debt securities tend to lose market value when interest rates rise and increase in value when interest rates fall. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an adverse effect on the issuers in which the Fund normally invests because they may find it difficult to make interest payments. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments, the proceeds from a matured debt security or a debt security that has been pre-paid (called), resulting in less income received by the Fund.

FOREIGN SECURITIES

Investing in foreign securities including securities of foreign governments typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Many of the Fund’s investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can dramatically decrease (or increase) the value of the Fund’s foreign portfolio holdings. To the extent the Fund does not hedge, or successfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices. Brokerage commissions and other fees may be higher for foreign securities. There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign issuers may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. issuers, and there may be less publicly available information about them.

Limited markets. Foreign securities markets may be illiquid, and even those that are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund’s ability to sell them at favorable prices.

Emerging markets. The Fund’s investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more

TGI-2 Templeton Global Income Securities Fund - Class 1

likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

CREDIT

An issuer may be unable to make interest payments or repay principal when due. Adverse changes in an issuer’s financial strength or in a security’s credit rating may reduce a security’s value and, thus, impact Fund performance.

Lower-rated securities. Debt securities that are rated below investment grade and comparable unrated securities generally have more risk than higher-rated securities and can be considered speculative. These securities, which are sometimes called “junk bonds,” generally pay higher yields than higher-rated securities to compensate investors for the higher risk. Issuers of high yield debt securities are not as strong financially, and are more likely to encounter financial difficulties and to be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. If an issuer stops paying interest or principal, payments may never resume. The Fund may lose its entire investment on bonds that may be, or fall into default.

The prices of high yield debt securities fluctuate more than the prices of higher quality securities. Prices are especially sensitive to developments affecting the issuer’s operations and to changes in the ratings assigned by rating organizations. In the case of companies, prices are often closely linked with, and typically fluctuate in response to factors that affect, their stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, market activity, large sustained sales, a high-profile default, or other factors. High yield securities generally are less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.

HEDGING INSTRUMENTS

Hedging instruments used by this Fund are considered derivative investments, which may involve a small investment relative to the risk assumed. Their successful use will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid.

NON-DIVERSIFICATION RISK

The Fund is non-diversified as defined by federal securities laws. As such, it may invest a greater portion of its assets in one or more issuers and have a smaller number of issuers than a diversified fund. Therefore, the Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. This may result in greater fluctuation in the value of the Fund’s shares. The Fund intends, however, to meet certain tax diversification requirements.

PORTFOLIO TURNOVER

The manager may rebalance the Fund’s portfolio from time to time to keep interest rate risk, country allocations, and bond maturities at desired levels, which may cause the Fund’s portfolio turnover rate to be high. High turnover will increase the Fund’s transaction costs.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

TGI-3 Templeton Global Income Securities Fund - Class 1

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Templeton Global Income Securities Fund - Class 1	13.14%	13.51%	7.62%
JPM GBI Global[1]	5.94%	8.31%	5.32%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Source: Standard & Poor’s Micropal. The unmanaged J.P. Morgan (JPM) Government Bond Index (GBI) Global tracks total returns for liquid, fixed-rate, domestic government bonds with maturities greater than one year issued by developed countries globally. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

TGI-4 Templeton Global Income Securities Fund - Class 1

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 1
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Class 1
Management fees[1]	0.56%
Other expenses	0.16%
Total annual Fund operating expenses[2]	0.72%

1. The Fund administration fee is paid indirectly through the management fee.

2. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$74	$230	$401	$894

TGI-5 Templeton Global Income Securities Fund - Class 1

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund’s investment manager.

The Fund is managed by the following dedicated professional focused on investments of debt securities in any country, including emerging markets:

Michael Hasenstab, Ph.D. SENIOR VICE PRESIDENT OF ADVISERS	Dr. Hasenstab has been a manager of the Fund since 2002 and an analyst since 2001. He has primary responsibility for the investments of the Fund. Dr. Hasenstab has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

The Fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts that he manages and his ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund’s assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2006, the Fund paid 0.56% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

TGI-6 Templeton Global Income Securities Fund - Class 1

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 1	Year Ended December 31,
	2006		2005	2004	2003	2002
Per share operating performance ($) (for a share outstanding throughout the year)
Net asset value, beginning of year	14.36		15.80	15.54	13.67	11.39
Income from investment operations:
Net investment income[a]	0.61		0.57	0.66	0.69	0.59
Net realized and unrealized gains (losses)	1.24		(1.03)	1.37	2.35	1.83
Total from investment operations	1.85		(0.46)	2.03	3.04	2.42
Less distributions from net investment income	(0.48)		(0.98)	(1.77)	(1.17)	(0.14)
Redemption fees	—	[c]	— [c]	—	—	—
Net asset value, end of year	15.73		14.36	15.80	15.54	13.67
Total return (%)[b]	13.14		(2.91)	15.09	22.72	21.44
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	75,843		53,115	49,845	52,842	50,622
Ratios to average net assets: (%)
Expenses before expense reduction	0.80		0.78	0.79	0.76	0.73
Expenses net of expense reduction	0.72		0.74	0.78	0.76	0.73
Net investment income	4.09		3.81	4.40	4.72	4.88
Portfolio turnover rate (%)	30.65		30.28	37.39	53.01	27.91

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Amount rounds to less than $0.01 per share.

TGI-7 Templeton Global Income Securities Fund - Class 1

Templeton Growth Securities Fund

Goal and Strategies

The Fund invests primarily in stocks of U.S. and foreign companies.

GOAL

The Fund’s investment goal is long-term capital growth.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into).

The Fund may from time to time have significant investments in particular countries or in particular sectors.

In addition to its main investments, depending upon current market conditions, the Fund may invest up to 15% of its net assets in debt securities of companies and governments located anywhere in the world. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, notes, and short-term debt investments.

In order to increase income to the Fund, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers.

The Fund may use various derivative instruments and strategies seeking to protect its assets, implement a cash management strategy or enhance its returns. No more than 5% of the Fund’s total assets may be invested in, or exposed to, options and swap agreements (as measured at the time of investment). With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

PORTFOLIO SELECTION

The manager’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing investments, the Fund’s manager focuses on the market price of a company’s securities relative to its evaluation of the company’s potential long-term earnings, asset value and cash flow. A company’s historical value measures, including price/earnings ratio, profit margins and liquidation value, may also be considered, but are not limiting factors.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

TG-1 Templeton Growth Securities Fund - Class 1

Main Risks

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS

Although this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

VALUE STYLE INVESTING

Value stock prices are considered “cheap” relative to the company’s perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company’s value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline in value.

FOREIGN SECURITIES

Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Many of the Fund’s investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can dramatically decrease (or increase) the value of the Fund’s foreign portfolio holdings. To the extent the Fund does not hedge, or successfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices. Brokerage commissions and other fees may be higher for foreign securities. There may be less effective government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign issuers may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. issuers, and there may be less publicly available information about them.

Limited markets. Foreign securities markets may be less liquid, and even those that are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund’s ability to sell them at favorable prices.

TG-2 Templeton Growth Securities Fund - Class 1

Emerging markets. The Fund’s investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

COUNTRY OR SECTOR FOCUS

To the extent that the Fund focuses on particular countries or sectors from time to time, the Fund may carry greater risk of adverse developments in a country sector than a fund that invests in a wide variety of countries or sectors.

SECURITIES LENDING

The Fund’s loans of portfolio securities may not exceed 30% of the value of the Fund’s total assets. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower.

DERIVATIVE SECURITIES

The performance of derivative investments depends, in part, on the performance of an underlying asset. Derivatives involve costs, may be volatile, and may involve a small investment relative to the risk assumed. Their successful use will depend on the manager’s ability to predict market movements. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

TG-3 Templeton Growth Securities Fund - Class 1

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Templeton Growth Securities Fund - Class 1	22.20%	10.91%	9.73%
MSCI World Index[1]	20.65%	10.49%	8.09%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Source: Standard & Poor’s Micropal. The unmanaged Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

TG-4 Templeton Growth Securities Fund - Class 1

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 1
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 1
Management fees¹	0.74%
Other expenses	0.04%
Total annual Fund operating expenses[2]	0.78%

1. The Fund administration fee is paid indirectly through the management fee.

2. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$80	$249	$433	$966

TG-5 Templeton Growth Securities Fund - Class 1

Management

Templeton Global Advisors Limited (Global Advisors), Lyford Cay, Nassau, Bahamas, is the Fund’s investment manager.

Under an agreement with Global Advisors, Templeton Asset Management Limited (Asset Management), #7 Temasek Boulevard #38-3, Suntec Tower One, Singapore 038987, serves as the Fund’s sub-advisor. Asset Management provides Global Advisors with investment management advice and assistance.

The Fund is managed by a team of dedicated professionals focused on investments in equity securities of companies anywhere in the world. The portfolio managers of the team are as follows:

Alan Chua, CFA PORTFOLIO MANAGER OF ASSET MANAGEMENT	Mr. Chua has been a manager of the Fund since 2003. He has primary responsibility for the investments of the Fund. Mr. Chua has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1995.

Murdo Murchison, CFA EXECUTIVE VICE PRESIDENT OF GLOBAL ADVISORS	Mr. Murchison has been a manager of the Fund since 2001, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1993.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Global Advisors a fee for managing its assets and providing certain administrative facilities and services to the Fund. For the fiscal year ended December 31, 2006, the Fund paid 0.74% of its average daily net assets to Global Advisors for its services.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

TG-6 Templeton Growth Securities Fund - Class 1

Financial Highlights

This table presents the financial performance of Class 1 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 1	Year Ended December 31,
	2006	2005	2004	2003	2002
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	13.98	12.98	11.31	8.67	11.09
Income from investment operations:
Net investment income[a]	0.29	0.24	0.21	0.17	0.17
Net realized and unrealized gains (losses)	2.67	0.92	1.61	2.63	(2.13)
Total from investment operations	2.96	1.16	1.82	2.80	(1.96)
Less distributions from:
Net investment income	(0.23)	(0.16)	(0.15)	(0.16)	(0.24)
Net realized gains	(0.55)	—	—	—	(0.22)
Total distributions	(0.78)	(0.16)	(0.15)	(0.16)	(0.46)
Net asset value, end of year	16.16	13.98	12.98	11.31	8.67
Total return(%)[b]	22.20	9.06	16.25	32.62	(18.32)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	413,871	779,347	800,118	769,339	665,537
Ratios to average net assets: (%)
Expenses	0.78 [c]	0.82 [c]	0.86 [c]	0.88	0.87
Net investment income	1.93	1.81	1.75	1.74	1.69
Portfolio turnover rate (%)	20.29 [d]	22.16	19.13	37.43	30.67

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Benefit of expense reduction rounds to less than 0.01%.

d. Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

TG-7 Templeton Growth Securities Fund - Class 1

Additional Information, All Funds

Regulatory Update

On August 2, 2004, Franklin Resources, Inc. announced that Franklin Advisers, Inc. (Advisers) (investment manager to many of the funds within Franklin Templeton Investments, and an affiliate of the investment managers to the other funds) reached a settlement with the Securities and Exchange Commission (SEC) that resolved the issues resulting from the SEC’s investigation of market timing activity in the Franklin Templeton Investments funds. Under the terms of the settlement and the SEC’s administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC’s approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of that settlement and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC’s findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the Judicial Panel) ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled “In re Mutual Funds Investment Litigation” (the MDL). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. (Distributors) (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC’s investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. Such plan has been prepared and submitted to the SEC for approval. The SEC approved the independent distribution consultant’s proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan was completed in September 2006, in accordance with the terms and conditions of the SEC’s order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

1 Franklin Templeton Variable Insurance Products Trust - Class 1

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on Franklin Resources, Inc.’s website at franklintempleton.com under “Statement on Current Industry Issues.”

DEALER COMPENSATION

Franklin Templeton Distributors, Inc. (Distributors) and/or its affiliates may provide financial support to securities dealers that sell shares of Franklin Templeton funds, or participate in the offering of variable insurance products that invest in the Trust (VIP Qualifying Dealers); such financial support may be made by payments from Distributors’ and/or its affiliates’ resources, including from Distributors’ retention of underwriting concessions and, in the case of Rule 12b-1 share classes, from payments to Distributors under such plans.

Distributors makes these payments in connection with VIP Qualifying Dealers’ efforts to educate financial advisors about our funds. A number of factors will be considered in determining payments, including such dealer’s sales, assets and redemption rates, and the quality of the dealer’s relationship with Distributors. Distributors may, on an annual basis, determine the advisability of continuing these payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, Distributors and/or its affiliates will pay or allow other promotional incentives or payments to dealers. Sale of shares of the Funds, as well as shares of other Franklin Templeton funds, is not considered a factor in the selection of securities dealers to execute the Funds’ portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by VIP Qualifying Dealers is not considered marketing support payments.

You can find further details in the SAI about the payments made by Distributors and/or its affiliates and the services provided by your VIP Qualifying Dealer. While your insurance company’s fees and charges are generally disclosed in the insurance contract prospectus, your VIP Qualifying Dealer may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your insurance company and VIP Qualifying Dealer for information about any payments they receive from Distributors and/or its affiliates and any services they provide, as well as about fees and/or commissions they charge. These payments and other fees and charges are not reflected in the fee table included in this prospectus. Additional disclosure may be included in the insurance contract prospectus.

PORTFOLIO HOLDINGS

A description of the Trust’s policies and procedures regarding the release of portfolio holdings information for each Fund is also available in the Trust’s SAI. Portfolio holdings information can be viewed online at franklintempleton.com.

STATEMENTS AND REPORTS

Contract Owners will receive financial reports for the Funds related to their Contract from the sponsoring Insurer every six months.

ADMINISTRATIVE SERVICES

Franklin Templeton Services, LLC provides business administration services and facilities for each Fund and makes certain payments (see the SAI for more information) to insurance companies out of its own resources for certain administrative services.

Distributions and Taxes

INCOME AND CAPITAL GAINS DISTRIBUTIONS

Each Fund, except the Franklin Money Market Fund, normally intends to pay annual dividends representing substantially all of its net investment income and to distribute annually any net realized capital gains. Franklin Money Market Fund’s net investment income will be declared as a dividend each day and paid monthly. Dividends and capital gains are calculated and distributed the same way for each Fund and for each class of shares. The amount of any income dividends per share will differ for each class, however, generally due to the difference in the applicable Rule 12b-1 fees. Class 1 shares are not subject to Rule 12b-1 fees.

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Dividends paid by a Fund will be automatically reinvested in additional shares of that Fund or, if requested, paid in cash to the insurance company shareholder.

TAX CONSIDERATIONS

Insurance company separate accounts may invest in any of the Funds and classes of the Trust and, in turn, may offer variable annuity and variable life insurance products to investors through insurance contracts. Because the insurance company separate accounts are generally the shareholders in each Fund, all of the tax characteristics of each Fund’s investments flow into the separate accounts and not to each individual contract owner. The tax consequences from each contract owner’s investment in a variable annuity or variable life insurance contract will depend upon the provisions of these contracts, and contract owners should consult with their contract prospectus for more information on these tax consequences.

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Fund Account Information

Buying Shares

Insurance companies offer variable annuity and variable life insurance products to investors including pension plans (Contracts), through separate accounts (Insurers). When shares of the Funds are investment options of Contracts, separate accounts, and not the owners of the Contracts including group contract and pension plan certificate holders (Contract Owners), are generally the shareholders of each Fund. Shares of the Funds may also be purchased by other mutual funds (Funds of Funds).

Shares of each Fund are sold at net asset value (NAV). When sold in connection with Contracts, the Funds correspond with the investment options offered by an Insurer to Contract Owners. The board of trustees monitors the Funds for the existence of any material irreconcilable conflicts of interest between different types of their separate account investors. If there were any such conflicts, the board of trustees will determine what action, if any, shall be taken in response. Please refer to the accompanying contract prospectus for information on how to select a Fund as an investment option.

Contract Owners’ payments will be allocated by the insurance company separate account to sub-accounts that purchase shares of the Fund corresponding with the sub-account chosen by the Contract Owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we or our designees receive the request in proper form. The Funds do not issue share certificates.

Selling Shares

An Insurer that holds shares of a Fund in connection with a Contract sells shares of the Fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of the Contract.

Exchanging Shares

Contract Owners may exchange interests in sub-accounts of an insurance company separate account that corresponds with shares of any one class or Fund, for interests in sub-accounts that correspond with shares of other classes or Funds, subject to the terms and any specific limitations on the exchange (or “transfer”) privilege described in the Contract prospectus.

Frequent exchanges or excessive trading can harm performance and interfere with Fund portfolio management or operations and increase Fund costs. The Funds discourage short-term or excessive trading and may seek to restrict or reject such trading (please see “Market Timing Trading Policy,” below).

Market Timing Trading Policy

The board of trustees has adopted the following policies and procedures with respect to market timing (Market Timing Trading Policy):

Market timing generally. Each Fund discourages and does not intend to accommodate short-term or frequent purchases and redemptions of fund shares, often referred to as “market timing,” and asks its Fund of Fund investors and participating Insurers for their cooperation in trying to discourage such activity in their separate accounts by Contract Owners and their

4 Franklin Templeton Variable Insurance Products Trust - Class 1

financial advisors. Each Fund intends to seek to restrict or reject such trading or take other action, as described below, if in the judgment of the Fund manager or transfer agent such trading may interfere with the efficient management of the Fund’s portfolio, may materially increase the Fund’s transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders.

Market timing consequences. If information regarding trading activity in any Fund or in any other Franklin Templeton fund or non-Franklin Templeton fund is brought to the attention of the Fund’s manager or transfer agent and based on that information the Fund or its manager or transfer agent in their sole discretion conclude that such trading may be detrimental to the Fund as described in this Market Timing Trading Policy, the Fund may temporarily or permanently bar future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which an Insurer or a Fund of Funds may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund).

In considering trading activity, the Fund may consider, among other factors, trading history both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership.

Market timing through Insurers. As a Contract Owner you are also subject to this policy. An Insurer’s order for purchases and/or redemptions pursuant to a Contract Owner’s instructions (including purchases and/or redemptions by an exchange or transfer between a Fund and any mutual fund) are submitted pursuant to aggregated orders (Aggregated Orders). A Fund of Fund’s order for purchases and/or redemptions pursuant to its investors’ instructions are also submitted pursuant to Aggregated Orders. While each Fund will encourage Insurers and Funds of Funds to apply the Fund’s Market Timing Trading Policy to their investors, the Fund is limited in its ability to monitor the trading activity or enforce the Fund’s Market Timing Trading Policy because Insurers and Funds of Funds have the relationships with, and are responsible for maintaining the account records of, the individual investors. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the Aggregated Orders used by Insurers and Fund of Fund investors.

Therefore, each Fund or its agents selectively monitor the Aggregated Orders used by Insurers and Fund of Fund investors for purchases, exchanges and redemptions in respect of all their investors and seek the cooperation of Insurers and Fund of Fund investors to apply the Fund’s Market Timing Trading Policy. There may be legal and technological limitations on the ability of an Insurer or Fund of Fund to impose trading restrictions and to apply the Fund’s Market Timing Trading Policy to their investors through such methods as implementing short-term trading limitations or restrictions, assessing a Fund’s redemption fee (if applicable) and monitoring trading activity for what might be market timing. As a result, the Fund may not be able to determine whether trading by Insurers or Funds of Funds in respect of their investors is contrary to the Fund’s Market Timing Trading Policy.

Risks from market timers. Depending on various factors, including the size of the Fund, the amount of assets the portfolio manager typically maintains in cash or cash equivalents and the dollar amount and number and frequency of trades and the types of securities in which the Fund typically invests, short-term or frequent trading may interfere with the efficient management of the Fund’s portfolio, increase the Fund’s transaction costs, administrative costs and taxes and/or impact Fund performance.

In addition, if the nature of a Fund’s portfolio holdings exposes the Fund to “arbitrage market timers,” the value of the Fund’s shares may be diluted if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices. Arbitrage market timing occurs when an investor seeks to take advantage of the possible delay between the change in the value of a mutual fund’s portfolio holdings and the reflection of the change in the fund’s net asset value per share. A Fund that invests significantly in foreign securities may be

5 Franklin Templeton Variable Insurance Products Trust - Class 1

particularly vulnerable to arbitrage market timing. Arbitrage market timing in foreign investments may occur because of time zone differences between the foreign markets on which the Fund’s international portfolio securities trade and the time as of which the Fund’s NAV is calculated. Arbitrage market timers may purchase shares of the Fund based on events occurring after foreign market closing prices are established, but before calculation of the Fund’s NAV. One of the objectives of the Trust’s fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing (please see “Valuation –Foreign Securities—Potential Impact of Time Zones and Market Holidays”).

Since a Fund may invest significantly in securities that are, or may be, restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid (relatively illiquid securities), a Fund may be particularly vulnerable to arbitrage market timing. An arbitrage market timer may seek to take advantage of a possible differential between the last available market prices for one or more of these relatively illiquid securities that are used to calculate the Fund’s net asset value and the latest indications of market values for those securities. One of the objectives of the Funds’ fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing (please see “Fair Valuation – Individual Securities” under the heading “Fund Account Policies,” below).

Each Fund is currently using several methods to reduce the risk of market timing. These methods include:

•	seeking the cooperation of Insurers and Funds of Funds to assist the Fund in identifying potential market timing activity;

•	committing staff to selectively review on a continuing basis recent trading activity in order to identify trading activity that may be contrary to the Fund’s Market Timing Trading Policy;

•	monitoring potential price differentials following the close of trading in foreign markets to determine whether the application of fair value pricing procedures is warranted; and

•	seeking the cooperation of financial intermediaries to assist the Fund in identifying market timing activity.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, each Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders. There is no assurance that the Fund or its agents will gain access to any or all information necessary to detect market timing in Insurers’ separate accounts. While the Fund will seek to take actions (directly and with the assistance of Insurers) that will detect market timing, it cannot represent that such trading activity can be minimized or completely eliminated.

Revocation of market timing trades. Transactions placed in violation of a Fund’s Market Timing Trading Policy or exchange limit guidelines are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund, in full or in part, following receipt by the Fund.

Involuntary Redemptions

Each Fund reserves the right to close an account (and involuntarily redeem any investment) if it is deemed to have engaged in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the Fund (such as market timing), to the fullest extent permitted by law and consistent with the best interests of the Fund and its shareholders. Involuntary redemptions may be in cash or in kind.

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Fund Account Policies

CALCULATING SHARE PRICE

When they buy and sell shares, the Funds’ shareholders pay and receive the net asset value (NAV) per share.

The value of a mutual fund is determined by deducting the fund’s liabilities from the total assets of the portfolio. The NAV per share of a class of a Fund is determined by dividing the net asset value of the Fund’s share class by the applicable number of shares outstanding of that share class. The Funds’ NAV does not include any fee or sales charge imposed by variable insurance contracts for which the Funds are investment options or Funds of Funds that purchase shares of the Funds. Investors should consult the contract prospectus, disclosure document or Fund of Funds prospectus for more information.

The Funds calculate their NAV per share each business day at the close of trading on the New York Stock Exchange (NYSE) (normally 1:00 p.m. Pacific time). The Funds do not calculate their NAV on days the NYSE is closed for trading, which include New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining their NAV, the Funds value cash and receivables at their realizable amounts, and record interest as accrued and dividends on the ex-dividend date. The Funds generally utilize two independent pricing services to assist in determining a current market value for each security. If market quotations are readily available for portfolio securities listed on a securities exchange or on the Nasdaq National Market System, the Funds value those securities at the last quoted sale price or the official closing price of the day, respectively, or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Funds value over-the-counter portfolio securities within the range of the most recent bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Funds value them according to the broadest and most representative market.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. The Funds rely on third party pricing vendors to monitor for events materially affecting the value of these securities during this period. If an event occurs, the third party pricing vendors will provide revised values to the Funds.

FAIR VALUATION – INDIVIDUAL SECURITIES

Since the Funds may invest in securities that are restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid, there is the possibility of a differential between the last available market prices for one or more of those securities and the latest indications of market values for those securities. The Funds have procedures, approved by the board of trustees, to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities). Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. The board of trustees oversees the application of fair value pricing procedures.

The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were able to sell the security at approximately the time at which a Fund determines its NAV per share.

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SECURITY VALUATION – U.S. PASS-THROUGH SECURITIES, CMO, ABS, MBS

Mortgage pass-through securities (such as Ginnie Mae, Fannie Mae and Freddie Mac), other mortgage-backed securities (MBS), collateralized mortgage obligations (CMOs) and asset-backed securities (ABS), generally trade in the over-the-counter market rather than on a securities exchange. The Funds may value these portfolio securities by utilizing quotations from bond dealers, information with respect to bond and note transactions and may rely on independent pricing services. The Funds’ pricing services use valuation models or matrix pricing to determine current value. In general, they use information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves. Matrix pricing is considered a form of fair value pricing.

SECURITY VALUATION – CORPORATE DEBT SECURITIES

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may value these portfolio securities by utilizing quotations from bond dealers, information with respect to bond and note transactions and may rely on independent pricing services to assist in determining a current market value for each security. The Funds’ pricing services may utilize independent quotations from bond dealers and bond market activity to determine current value.

SECURITY VALUATION – SENIOR SECURED CORPORATE LOANS

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Funds may value these portfolio securities by utilizing quotations from loan dealers and other financial institutions, information with respect to bond and note transactions and may rely on independent pricing services to assist in determining a current market value for each security. These pricing services may utilize independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that incorporate multiple bond characteristics. These characteristics may include dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis.

SECURITY VALUATION – MUNICIPAL SECURITIES – MATRIX PRICING (FAIR VALUATION)

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use valuation models or matrix pricing to determine current value. In general, they use information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date. Matrix pricing is considered a form of fair value pricing.

SECURITY VALUATION – OPTIONS

The Funds value portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option a Fund holds is its last sale price on the relevant exchange before the Fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, a Fund values options within the range of the current closing bid and ask prices if the Fund believes the valuation fairly reflects the contract’s market value.

VALUATION – FOREIGN SECURITIES – COMPUTATION OF U.S. EQUIVALENT VALUE

Each Fund generally determines the value of a foreign security as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the NYSE, if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 1:00 p.m. Pacific time) on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. Occasionally events (such as repatriation limits or restrictions) may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the board of trustees.

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VALUATION – FOREIGN SECURITIES – POTENTIAL IMPACT OF TIME ZONES AND MARKET HOLIDAYS

Trading in securities on foreign securities stock exchanges and over-the-counter markets, such as those in Europe and Asia, may be completed well before the close of business on the NYSE on each day that the NYSE is open. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign portfolio security held by a Fund. As a result, the Fund may be susceptible to what is referred to as “time zone arbitrage.” Certain investors in the Funds may seek to take advantage of discrepancies in the value of a Fund’s portfolio securities as determined by the foreign market at its close and the latest indications of value attributable to the portfolio securities at the time the Fund’s NAV is computed. Trading by these investors, often referred to as “arbitrage market timers,” may dilute the value of the Fund’s shares, if such discrepancies in security values actually exist. To attempt to minimize the possibilities for time zone arbitrage, and in accordance with procedures established and approved by the board of trustees, the managers monitor price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts (ADRs), futures contracts and exchange traded funds).

These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that might call into question the availability (including the reliability) of the values of foreign securities between the times at which they are determined and the close of the NYSE. If such an event occurs, the foreign securities may be valued using fair value procedures established and approved by the board of trustees. In certain circumstances these procedures include the use of independent pricing services. The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated, to discourage potential arbitrage market timing in Fund shares, to mitigate the dilutive impact of such attempted arbitrage market timing and to be fair to purchasing, redeeming and existing shareholders. However, the application of fair value pricing procedures may, on occasion, worsen rather than mitigate the potential dilutive impact of shareholder trading.

In addition, trading in foreign portfolio securities generally, or in securities markets in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE, and on which a Fund’s NAV is not calculated. Thus, the calculation of the Fund’s NAV does not take place contemporaneously with the determination of the prices of many of the foreign portfolio securities used in the calculation. If events affecting the last determined values of these foreign securities occur (determined through the monitoring process described above), the securities will be valued at fair value determined in good faith in accordance with a Fund’s fair value procedures established and approved by the board of trustees.

SHARE CLASSES

Class 1, Class 2 and Class 3 shares of the Funds are identical except that Class 2 and Class 3 each have a distribution plan or “rule 12b-1” plan, as described in their prospectuses. Class 3 shares may assess a 1.00% redemption fee, as described in the prospectuses for Class 3 shares.

Subject to applicable law, the board of trustees may from time to time, without the approval, vote or consent of shareholders of any Fund or class, combine, merge or otherwise consolidate the shares of two or more classes of shares of a Fund with and/or into a single class of shares of such Fund, with such designation, preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, terms and conditions of redemption and other characteristics as the board of trustees may determine. Such transactions may be effected through share-for-share exchanges, transfers or sales of assets, shareholder in-kind redemptions and purchases, exchange offers, or any other method approved by the board of trustees.

ADDITIONAL POLICIES

Please note that the Funds maintain additional policies and reserve certain rights, including:

•	Each Fund may restrict, reject or cancel any purchase order, including an exchange request.

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•	At any time, the Funds may establish or change investment minimums.

•	The Funds may make material changes to or discontinue the exchange privilege on 60 days’ notice to insurance company or Fund of Fund shareholders, or as otherwise provided by law.

•	Purchases of shares of the Funds (including the purchase side of an exchange) may be made only when such shares are eligible for sale in the appropriate state or jurisdiction.

•	In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

•

For redemptions over a certain amount, a Fund may pay redemption proceeds in securities or other assets rather than cash if the manager determines it is in the best interest of the Fund, consistent with applicable law.

•	To permit their investors to obtain the current price, participating insurance companies and Funds of Funds are responsible for transmitting all orders to the Funds promptly.

Questions

More detailed information about the Trust and the Funds’ account policies can be found in the Funds’ SAI. If you have any questions about the Funds, you can write to us at One Franklin Parkway, P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/362-6243 (a toll-free number). For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

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For More Information

For information on the Funds, including a free copy of the Funds’ prospectus and Statement of Additional Information, and the Funds’ Annual and Semiannual Reports, contact your financial advisor or the insurance company offering your Contract.

Shares of the Funds are offered generally only to insurance company separate accounts to serve as the investment vehicles for variable insurance contracts (Contracts) and to Funds of Funds; they, and are not offered to the public. Because of this, the Funds’ offering documents and shareholder reports are not available on our public website at franklintempleton.com.

Not all Funds and classes are available in all Contracts. For information on the terms of investment in a Contract, please consult the Contract prospectus that accompanies this Fund prospectus.

You can learn more about the Funds in the following documents:

Annual/Semiannual Fund Reports to Shareholders

Include a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and, in the annual report only, the Independent Registered Public Accounting Firm’s report.

STATEMENT OF ADDITIONAL INFORMATION

Contains more information about the Funds, their investments, policies, and risks. It is incorporated by reference into (is legally a part of) this prospectus.

You also can obtain information about the Funds by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202/551-8090) or the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov.

Investment Company Act file #811-05583

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Prospectus

Franklin Templeton Variable Insurance Products Trust

Class 2

May 1, 2007

Contents

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

The Funds
	i	Overview

Information about each Fund you should know before investing		Individual Fund Descriptions
	FFC-1	Franklin Flex Cap Growth Securities Fund
	FGC-1	Franklin Global Communications Securities Fund
	FGR-1	Franklin Global Real Estate Securities Fund
	FGI-1	Franklin Growth and Income Securities Fund
	FH-1	Franklin High Income Securities Fund
	FI-1	Franklin Income Securities Fund
	FLG-1	Franklin Large Cap Growth Securities Fund
	FLV-1	Franklin Large Cap Value Securities Fund
	FM-1	Franklin Money Market Fund
	FRD-1	Franklin Rising Dividends Securities Fund
	FSV-1	Franklin Small Cap Value Securities Fund
	FSC-1	Franklin Small-Mid Cap Growth Securities Fund
	FSI-1	Franklin Strategic Income Securities Fund
	FUS-1	Franklin U.S. Government Fund
	FZ-1	Franklin Zero Coupon Fund—maturing in December 2010
	MD-1	Mutual Discovery Securities Fund
	MS-1	Mutual Shares Securities Fund
	TD-1	Templeton Developing Markets Securities Fund
	TF-1	Templeton Foreign Securities Fund
	TGA-1	Templeton Global Asset Allocation Fund
	TGI-1	Templeton Global Income Securities Fund
	TG-1	Templeton Growth Securities Fund

Additional Information, All Funds
	1	Regulatory Update
	2	Dealer Compensation
	2	Portfolio Holdings
	2	Statements and Reports
	2	Administrative Services

Distributions and Taxes
	2	Income and Capital Gains Distributions
	3	Tax Considerations

FUND ACCOUNT INFORMATION
Information about Fund account transactions and services	4	Buying Shares
	4	Selling Shares
	4	Exchanging Shares
	4	Market Timing Trading Policy
	6	Involuntary Redemptions
	7	Fund Account Policies
	10	Questions

FOR MORE INFORMATION
Where to learn more about each Fund		Back Cover

MASTER CLASS 2

Franklin Templeton Variable Insurance Products Trust

Overview

Franklin Templeton Variable Insurance Products Trust (the Trust) currently consists of multiple series (Funds), offering a wide variety of investment choices. Funds may be available in multiple classes: Class 1, Class 2 and Class 3. The classes are identical except that Class 2 and Class 3 each has a distribution plan and Class 3 may assess a redemption fee (see “Share Classes” under Fund Account Policies). The Funds are available as investment options in variable annuity or variable life insurance contracts. Shares of the Funds may also be purchased by other mutual funds (Funds of Funds).

INVESTMENT CONSIDERATIONS

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Each Fund has its own investment strategy and risk profile. Generally, the higher the potential rate of return, the greater the risk of loss. Although stocks in the U.S. historically have outperformed other types of investments over the long term, they tend to go up and down more than other types of investments in the short term. Bonds and other fixed income securities historically have achieved returns less than those of stocks, and with lower risk, although the value of fixed income investments can go up and down over the short term. Money market and other very short-term investments historically have achieved the lowest returns, with the lowest risk.

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The following give a general sense of the level of fund assets associated with a particular investment or strategy: “small portion” (less than 10%); “portion” (10% to 25%); “significant” (25% to 50%); “substantial” (50% to 66%); “primary” (66% to 80%); and “predominant” (80% or more). The percentages are not limitations unless specifically stated as such in this prospectus or in the Trust’s Statement of Additional Information (SAI).

RISKS

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There can be no assurance that any Fund will achieve its investment goal. Funds that are actively managed are subject to the risk of the manager’s judgment in the analysis and evaluation of securities selected for investment.

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All securities markets, interest rates, and currency valuations fluctuate, sometimes dramatically. Because you could lose money by investing in a Fund, take the time to read each Fund description and consider all risks before investing.

•

Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Fund shares involve investment risks, including the possible loss of principal.

ADDITIONAL INFORMATION

More detailed information about each Fund, its investment policies, and its particular risks can be found in the SAI.

MANAGEMENT

The Funds’ investment managers and their affiliates manage $576 billion in assets, as of March 31, 2007. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Series organization became part of the Franklin Templeton organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Today, Franklin Templeton Investments is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment goals.

i

Franklin Flex Cap Growth Securities Fund

Goal and Strategies

The Fund invests predominantly in equity securities of companies across the entire market capitalization spectrum that the manager believes have the potential for capital appreciation.

GOAL

The Fund’s investment goal is capital appreciation.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests predominantly in equity securities of companies that the manager believes have the potential for capital appreciation. The Fund may invest in companies of any size, from small, emerging growth companies to well-established, large companies.

A significant to substantial portion of the Fund’s investments may be in smaller (generally, market capitalizations under $1.5 billion) and mid-size companies (generally, market capitalizations of $1.5-8 billion).

The Fund, from time to time, may have significant positions in particular sectors such as technology (including electronic technology, technology services, biotechnology and health care technology). The Fund may invest a significant amount of its assets in companies headquartered or conducting a substantial part of their operations in, or generating a substantial part of their revenue from businesses within, California. The Fund may also invest in initial public offerings of securities.

PORTFOLIO SELECTION

The manager is a research driven, fundamental investor, pursuing a growth strategy. As a “bottom-up” investor focusing primarily on individual securities, the manager looks for companies whose current market price, in the manager’s opinion, does not reflect the company’s future growth prospects. The manager believes that its independent research and consistently applied investment philosophy and methodology for discovering growth companies can be successful over the long term. The manager chooses companies that have identifiable drivers of future earnings growth and present, in the manager’s opinion, the best trade-off between that potential earnings growth, business and financial risk, and valuation. The manager’s philosophy includes favoring companies that have competitive advantages through leading-edge products, intellectual property, product positioning, unique market niches, brand identity, solid management teams, strong balance sheets, above average or rising margins, and strong returns on capital invested in the business.

In choosing equity investments, the Fund’s manager considers such factors as the financial strength of the company, the expertise of management, the growth potential of the company within the industry, and the growth potential of the industry itself. In evaluating sector weightings in the Fund’s investment portfolio, the manager considers, but may deviate from, the relative weightings of sectors in the Russell 3000® Growth Index.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

FFC-1 Franklin Flex Cap Growth Securities Fund - Class 2

Main Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

GROWTH STYLE INVESTING

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

SMALLER AND MIDSIZE COMPANIES

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. Thus, when the Fund’s size is smaller, any gains from IPOs will have an exaggerated impact on the Fund’s reported performance compared to when the Fund is larger.

CALIFORNIA COMPANIES

Since a significant part of the Fund’s investments may be in California companies, the Fund’s performance may be affected by economic, political and other conditions affecting California.

SECTOR FOCUS – TECHNOLOGY COMPANIES

To the extent that the Fund has significant investments in one or a few sectors, it bears more risk than a fund which maintains broad sector diversification.

Technology Companies. Technology company stocks have been subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies.

Electronic technology and technology services companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete. These factors can affect the profitability of technology companies and, as a result, their value. In addition, because some Internet-related companies are in the emerging stage of development, they are particularly vulnerable to these risks.

Biotechnology and health technology companies. The biotechnology and health technology industries are subject to extensive government regulation. These industries will be affected by government regulatory

FFC-2 Franklin Flex Cap Growth Securities Fund - Class 2

requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. As these factors impact these industries, the value of your shares may fluctuate significantly over relatively short periods of time.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

FFC-3 Franklin Flex Cap Growth Securities Fund - Class 2

Performance

This information gives some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS1

For the periods ended December 31, 2006

	1 Year	Since Inception (03/01/05)
Franklin Flex Cap Growth Securities Fund - Class 2	5.20%	6.11%
Russell 3000® Growth Index[2]	9.46%	9.41%

1. Past fee waivers and expense reductions by the manager and administrator increased total returns. If these actions had not been taken, performance would be lower.

2. Source: Standard & Poor’s Micropal. The unmanaged Russell 3000 Growth Index is market capitalization weighted and measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

FFC-4 Franklin Flex Cap Growth Securities Fund - Class 2

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 2
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 2
Management fees[1]	0.58%
Distribution and service (12b-1) fees²	0.25%
Other expenses, including administration fees[1]	0.13%
Acquired fund fees and expenses[3]	0.03%
Total annual Fund operating expenses1,[4]	0.99%
Management fee reduction[1],5	-0.03%
Net annual Fund operating expenses[1,3,4,5]	0. 96%

1. The manager and administrator have agreed in advance to waive or limit their respective fees and, if necessary, to assume as their own expense certain expenses otherwise payable by the Fund (other than certain expenses, including litigation, indemnification or other non-routine events) so that net operating expenses, exclusive of acquired fund fees and expenses, do not exceed 0.93%. Without these fee waivers and reduction, management fees and net operating expenses for the fiscal year ended December 31, 2006, would have been 0.75% and 1.35%, respectively, exclusive of acquired fund fees and expenses. After April 30, 2008, the manager and administrator may discontinue the fee waivers or expense reduction.

2. While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% of the Fund’s average daily net assets per year, the Fund’s board of trustees has set the current rate at 0.25% per year through April 30, 2008.

3. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

4. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total fund expenses to become higher.

5. The manager also has agreed in advance to reduce its fee to reflect reduced services from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund or acquired fund). This reduction is required by the board of trustees and an exemptive order by the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$98	$390	$707	$1,620

FFC-5 Franklin Flex Cap Growth Securities Fund - Class 2

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-7777, is the Fund’s investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in sectors believed to have growth potential. The portfolio managers of the team are as follows:

Conrad B. Herrmann, CFA SENIOR VICE PRESIDENT OF ADVISERS	Mr. Herrmann has been a manager of the Fund since its inception. He has primary responsibility for the investments of the Fund. Mr. Herrmann has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which Mr. Herrmann may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1989.

Matt Moberg, CPA VICE PRESIDENT OF ADVISERS	Mr. Moberg has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1998.

Raymond Chan, CFA PORTFOLIO MANAGER OF ADVISERS	Mr. Chan has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2006, management fees, before any advance waiver or reduction, were 0.75% of the Fund’s average daily net assets. Under an agreement by the manager to limit its fees and to reduce its fees to reflect reduced services resulting from the Fund’s investment in the Sweep Money Fund, the Fund paid 0.58% of its average daily net assets to the manager for its services. After April 30, 2008, the manager may end the waiver arrangement at any time upon notice to the Fund’s board of trustees. The manager, however, is required by the board of trustees and an SEC exemptive order to reduce its fee with respect to assets invested by the Fund in the Sweep Money Fund.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

FFC-6 Franklin Flex Cap Growth Securities Fund - Class 2

Financial Highlights

This table presents the financial performance of Class 2 shares since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 2	Year ended December 31, 2006		Period ended December 31, 2005[e]
Per share operating performance ($)
(for a share outstanding throughout the period)
Net asset value, beginning of period	10.59		10.00
Income from investment operations:
Net investment income[a]	0.02		0.03
Net realized and unrealized gains (losses)	0.53		0.57
Total from investment operations	0.55		0.60
Less distributions from net investment income	—	[c]	(0.01)
Net asset value, end of period	11.14		10.59
Total return (%)[b]	5.20		5.99
Ratios/supplemental data
Net assets, end of period ($ x 1,000)	60,520		26,935
Ratios to average net assets: (%)
Expenses before waiver and payments by affiliates	1.32		1.45	[f]
Expenses net of waiver and payments by affiliates	0.93	[d]	0.93	[d,f]
Net investment income	0.19		0.30	[f]
Portfolio turnover rate (%)	67.01		36.58

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

c. Amount rounds to less than $0.01 per share.

d. Benefit of expense reduction rounds to less than 0.01%.

e. For the period March 1, 2005 (commencement of operations) to December 31, 2005.

f. Annualized.

FFC-7 Franklin Flex Cap Growth Securities Fund - Class 2

Franklin Global Communications Securities Fund

Goals and Strategies

The Fund invests predominately in securities of U.S. and non-U.S. communications companies.

GOALS

The Fund’s investment goals are capital appreciation and current income.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of communications companies. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. Under normal market conditions, the Fund invests predominantly in equity securities.

Communications companies are those that are primarily engaged in providing the distribution, content and equipment related to the creation, transmission or processing of information. These companies may include, for example:

•	companies involved in the provision of traditional telecommunications services, such as wireline and wireless services for the transmission of voice, video, and/or advanced data services;

•	companies involved in the distribution of information such as: cable television, satellite, broadcasting, and print media companies, as well as data service providers;

•	content providers including entertainment, media, advertising, software, and publishing companies;

•	companies that sell, manufacture, and/or distribute communications equipment and components, including those that produce computer hardware and software used to enable communications; and

•	companies that provide communication and computing related outsourcing services to enterprises and individuals.

The Fund may buy securities of communications companies located or operating anywhere in the world, including emerging markets. Under normal conditions the Fund will invest at least 40% of its net assets in foreign securities. The Fund generally invests a greater percentage of its assets in U.S. companies than in companies in any other single country.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

The Fund may invest in companies of any size and may from time to time invest a significant amount of its assets in small capitalization companies, which have market capitalization values (share price multiplied by the number of common stock shares outstanding) of less than $1.5 billion.

While the Fund seeks current income as well as capital appreciation, at the present time, many of the securities of the global communications companies in which the Fund invests do not pay dividends.

PORTFOLIO SELECTION

The manager is a research driven, fundamental investor. As a “bottom-up” investor focusing primarily on individual securities, the manager seeks companies that have identifiable drivers of future earnings growth and that present, in the manager’s opinion, the best trade-off between that potential earnings growth, business and financial risk and valuation. The manager relies on a team of analysts to help provide in-depth industry expertise within the communications industry and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages likely to lead to growth in earnings and/or share price. Competitive advantages such as a particular product niche, proven technology, sound financial profits and records or strong management are all factors the manager believes may contribute to growth in earnings or share price.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goals.

FGC-1 Franklin Global Communications Securities Fund - Class 2

Main Risks

Because the securities the Fund holds fluctuate in price with global market conditions, currencies and interest rate movements, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

COMMUNICATIONS SECTOR

By concentrating in the industries of the communications sector, the Fund carries much greater risk of adverse developments affecting that sector, and among those companies, than a fund that invests in companies from a wide variety of industries. The securities of communications companies may experience more price volatility than securities of companies in other industries. For example, communications companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and competition for market share and the potential for falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of communications companies and, as a result, the value of their securities. In addition, many wireless telecommunication and Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks of rapidly changing technologies and market conditions. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Portions of the communications industry are also subject to government regulation which may affect company profitability and share price.

STOCKS

Although this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

GROWTH STYLE INVESTING

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more volatile and expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

FOREIGN SECURITIES

Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates. Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. To the extent the Fund does not hedge, or successfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies

FGC-2 Franklin Global Communications Securities Fund - Class 2

with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts,

terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. There may be less effective government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign companies may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. companies, and there may be less publicly available information about them.

Limited markets. Foreign securities markets may be less liquid, and even those that are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund’s ability to sell them at favorable prices.

Emerging markets. The Fund’s investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

SMALLER AND MIDSIZE COMPANIES

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term.

Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. Thus, when the Fund’s size is smaller, any gains from IPOs will have an exaggerated impact on the Fund’s reported performance than when the Fund is larger.

PORTFOLIO TURNOVER

The Fund’s portfolio turnover rate may exceed 100% annually, which may involve additional expenses to the Fund, including portfolio transaction costs.

FGC-3 Franklin Global Communications Securities Fund - Class 2

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Franklin Global Communications Securities Fund - Class 2¹	24.56%	8.98%	3.61%
S&P 500® Index²	15.78%	6.19%	8.42%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Because Class 2 shares were not offered until January 6, 1999, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on January 6, 1999, Class 2’s results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Source: Standard & Poor’s Micropal. The unmanaged Standard & Poor’s 500 Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. An index includes reinvested dividends and/or interest. One cannot invest directly in an index nor is an index representative of the Fund’s investments.

FGC-4 Franklin Global Communications Securities Fund - Class 2

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 2
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Class 2
Management fees[1]	0.56%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.11%
Total annual Fund operating expenses[3]	0.92%

1. The Fund administration fee is paid indirectly through the management fee.

2. While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s average daily net assets, the Fund’s board of trustees has set the current rate at 0.25% per year through April 30, 2008.

3. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$94	$293	$509	$1,131

FGC-5 Franklin Global Communications Securities Fund - Class 2

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund’s investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in the communications industry. The portfolio managers of the team are as follows:

Grant Bowers VICE PRESIDENT OF ADVISERS	Mr. Bowers has been a manager of the Fund since 2002. Mr. Bowers has primary responsibility for the investments of the Fund. Mr. Bowers has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which Mr. Bowers may perform these functions, and the nature of these functions, may change from time to time. Mr. Bowers joined Franklin Templeton Investments in 1993.

Tiffany Hsiao PORTFOLIO MANAGER OF ADVISERS	Ms. Hsiao has been a manager of the Fund since 2005, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. Ms. Hsiao joined Franklin Templeton Investments in 2001.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund’s assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2006, the Fund paid 0.56% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

FGC-6 Franklin Global Communications Securities Fund - Class 2

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 2	Year ended December 31,
	2006	2005		2004		2003	2002
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	8.00	7.10		6.28		4.51	6.84
Income from investment operations:
Net investment income (loss)[a]	(0.03)	0.03		0.04		0.05	0.03
Net realized and unrealized gains (losses)	1.99	1.06		0.84		1.77	(2.32)
Total from investment operations	1.96	1.09		0.88		1.82	(2.29)
Less distributions from net investment income	(0.02)	(0.19)		(0.06)		(0.05)	(0.04)
Net asset value, end of year	9.94	8.00		7.10		6.28	4.51
Total return (%)[b]	24.56	15.79		14.18		40.44	(33.52)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	78,975	38,613		23,704		10,719	1,490
Ratios to average net assets: (%)
Expenses	0.92 [c]	0.90	[c]	0.89	[c]	0.89	0.85
Net investment income (loss)	(0.38)	0.38		0.60		0.83	0.58
Portfolio turnover rate (%)	134.21	170.40		178.52		96.60	97.75

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Benefit of expense reduction rounds to less than 0.01%.

FGC-7 Franklin Global Communications Securities Fund - Class 2

Franklin Global Real Estate Securities Fund

(formerly Franklin Real Estate Fund)

Goals and Strategies

The Fund invests predominantly in companies located anywhere in the world that operate in the real estate sector.

GOALS

The Fund’s principal investment goal is high total return.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. For purposes of this Fund the real estate sector includes:

•	Real estate investment trusts (REITs) (defined below) and similar REIT-like entities domiciled outside the U.S.;

•	companies qualifying under U.S. federal tax law as REITs, and

•

companies that derive at least half of their assets or revenues from the ownership or management of residential, commercial or industrial real estate (such as real estate operating or service companies).

Under normal market conditions the Fund expects to invest at least 40% of its net assets in foreign securities.

The manager seeks to limit price volatility by investing across markets and property types. The manager also seeks to provide a consistently high level of income.

A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate such as apartments, hotels, industrial properties, office buildings, or shopping centers. Equity REITs generally receive income from rents received. REITs are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type. Although the REIT structure originated in the U.S., a number of countries around the world have adopted, or are considering adopting, similar REIT and REIT-like structures. While the Fund is not limited to investing in REITs and REIT-like entities, it is expected that the Fund currently will focus on these types of entities.

Under normal conditions, the Fund expects to be invested predominantly in equity securities. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities.

The Fund may also invest in issuers engaged in businesses whose products and services are related to the real estate sector. The Fund may invest a portion of its assets in real estate equity securities of companies domiciled in emerging market countries. The Fund also may invest a small portion of its assets in debt securities.

Derivative investments, such as forward currency exchange contracts, will be used to help manage currency risks and manage local currency exposure. The manager will seek to manage the Fund’s exposure to various currencies, and will generally seek to hedge (protect) against currency risk, largely by using forward currency exchange contracts. While forward currency contracts entered into for hedging purposes may reduce the risk of loss from a change in value of a currency, they also limit any potential gains and do not protect against fluctuations in the value of the underlying instruments.

PORTFOLIO SELECTION

The manager is a research driven, fundamental investor. The manager’s active investment strategy is centered on the belief that unsynchronized regional economic activity within the global economy provides consistent, attractive return opportunities in the global real estate markets.

When selecting investments for the Fund’s portfolio, the manager uses a “bottom-up,” value oriented stock selection process that incorporates macro-level views in the evaluation process. The manager’s portfolio construction process combines:

•	Bottom-up analysis of individual stock and real estate market fundamentals; and

•	Top-down macro overlays to provide country/regional, property type, and company size

FGR-1 Franklin Global Real Estate Securities Fund - Class 2

perspectives in identifying international/local cyclical and thematic trends that highlight investment opportunities.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goals.

FGR-2 Franklin Global Real Estate Securities Fund - Class 2

Main Risks

Because the securities the Fund holds fluctuate in price with both the real estate market and general stock market conditions, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks can affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

REAL ESTATE SECURITIES

By concentrating in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. When economic growth is slow, demand for property decreases and prices may decline. Property values may decrease because of overbuilding, increases in property taxes and operating expenses, changes in zoning laws, environmental regulations or hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values.

REITs Equity REITs may be affected by any change in the value of the properties owned and other factors, and their prices tend to go up and down. A REIT’s performance depends on the types of and locations of the properties it owns and on how well it manages those properties. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. Because REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole. These risks may also apply to securities of REIT-like entities domiciled outside the U.S.

STOCKS

Although this may not be the case in foreign markets, in the U.S. stocks historically have outperformed other types of investments over the long term. Individual stock prices however, tend to go up and down more dramatically. These movements may result from factors affecting individual companies, industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

FOREIGN SECURITIES

Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates. Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. The Fund will employ various strategies to hedge a particular currency, but there is no assurance that any such hedging strategy would reduce rather than increase the Fund’s risk. Restrictions on currency trading that may be imposed by developing market countries will have an adverse affect on the value of the securities of companies that trade or operate in such countries.

Political and economic developments. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts,

FGR-3 Franklin Global Real Estate Securities Fund - Class 2

terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. Terrorist acts directed at real estate owned by the companies whose securities are held by the Fund could negatively impact the value of those securities. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited markets. Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices. In emerging markets, a previously established liquid securities market may become illiquid (temporarily or for longer periods of time) due to economic or political conditions.

Emerging market countries. The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Some of the additional significant risks include:

•	Political and social uncertainty (for example, regional conflicts and risk of war)

•	Currency exchange rate volatility

•	Pervasiveness of corruption and crime

•	Delays in settling portfolio transactions

•	Risk of loss arising out of systems of security registration and custody

•

Markets that are comparatively smaller and less liquid than developed markets. Short-term volatility in these markets and declines of more than 50% are not unusual. Markets which are generally considered to be liquid may become illiquid for short or extended periods.

•	Less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.

•	Currency and capital controls

•	Inflation, deflation or currency devaluation

•	Greater sensitivity to interest rate changes

Interest Rate. Rate changes can be sudden and unpredictable. Rising interest rates are likely to have an adverse impact on the securities that the Fund owns, as increasing rates drive up mortgage and financing costs, can constrain construction and buying and selling activity in the real estate market and make other categories of investments more attractive.

Credit. An issuer of mortgage or other debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value and, thus, impact Fund performance.

Liquidity. Liquidity risk exists when particular securities are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Derivative Securities Including Hedging Instruments. The performance of derivative investments, including hedging instruments, depends on the performance of an underlying asset such as a currency. Hedging instruments used by this Fund may involve a small investment relative to the risk assumed. Their successful use will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks also include the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid.

FGR-4 Franklin Global Real Estate Securities Fund - Class 2

NON-DIVERSIFIED

As a non-diversified fund, the Fund may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified fund. Therefore, the Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. This may result in greater fluctuation in the value of the Fund’s shares. The Fund intends, however, to meet certain tax diversification requirements.

PORTFOLIO TURNOVER

The portfolio turnover rate for the next year is anticipated to exceed 100%. High turnover will increase the Fund’s transaction costs.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

FGR-5 Franklin Global Real Estate Securities Fund - Class 2

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Franklin Global Real Estate Securities Fund - Class 2¹	20.58%	20.10%	12.80%
S&P/Citigroup BMI Global REIT Index[2,3]	38.79%	25.17%	15.32%
S&P 500® Index²,3	15.78%	6.19%	8.42%
Dow Jones Wilshire Real Estate Securities Index[2,3]	35.85%	24.07%	15.06%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Because Class 2 shares were not offered until January 6, 1999, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on January 6, 1999, Class 2’s results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Source: Standard & Poor’s Micropal. The unmanaged Standard &Poor’s 500 Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The unmanaged Standard & Poor’s (S&P)/Citigroup BMI Global REIT Index is designed to measure performance of the investible universe of publicly traded REITs. Index constituents generally derive more than 60% of revenue from real estate development, management, rental, and/or direct investment physical property and with local REIT or property trust tax status. Local property market returns are from country subindexes of the S&P/Citigroup BMI Global REIT Index. The unmanaged Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. The index is capitalization-weighted and rebalanced monthly, and returns are calculated on a buy-and-hold basis. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

3. The S&P/Citigroup BMI Global REIT Index is replacing the S&P 500 and Dow Jones Wilshire Real Estate Securities Index as the Fund’s benchmark effective May 1, 2007, to coincide with its change to a global real estate fund. The S&P 500 and Dow Jones Wilshire Real Estate Securities Index may be excluded from this comparison in the future.

FGR-6 Franklin Global Real Estate Securities Fund - Class 2

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 2
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES1

(expenses deducted from Fund assets)

Class 2
Management fees[1]	0.71%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses, including administration fees[1]	0.28%
Total annual Fund operating expenses[1,3]	1.24%
Management fee reduction[1]	-0.49%
Net annual Fund operating expenses[1,3]	0.75%

1. The Fund’s fees and expenses have been restated as if the Fund’s new investment management and fund administration agreements had been in place for the fiscal year ended December 31, 2006. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect.

2. While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s average daily net assets, the Fund’s board of trustees has set the current rate at 0.25% per year through April 30, 2008.

3. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$77	$272	$529	$1,359

FGR-7 Franklin Global Real Estate Securities Fund - Class 2

Management

Franklin Templeton Institutional, LLC (FT Institutional), 600 Fifth Avenue, New York, New York 10020, is the Fund’s investment manager.

Under an agreement with FT Institutional, Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund’s sub-advisor. Advisers provides FT Institutional with investment management advice and assistance. Prior to May 1, 2007, Advisers was the Fund’s investment manager, pursuant to an agreement.

The Fund is managed by a team of dedicated professionals focused on investments in the global real estate securities market. The portfolio managers of the team are as follows:

Alex W. Peters, CFA VICE PRESIDENT OF ADVISERS	Mr. Peters has been a manager of the Fund since 2003. He joined Franklin Templeton Investments in 1992.

Jack Foster SENIOR VICE PRESIDENT OF FT INSTITUTIONAL	Mr. Foster has been a manager of the Fund since May 2007. He joined Franklin Templeton Investments in 1987.

Charles J. McKinley REIT ANALYST AND PORTFOLIO MANAGER OF FT INSTITUTIONAL	Mr. McKinley has been a manager of the Fund since May 2007. Prior to joining Franklin Templeton in 2003, he was employed at Fidelity Investments, providing research and portfolio management services to high net worth and institutional clients at Fidelity Investments.

The managers have equal authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which each manager may perform these functions, and the nature of these functions, may change from time to time.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays its investment manager a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2006, the Fund paid Advisers a fee of 0.47% of its average daily net assets for managing the Fund’s assets and providing certain administrative facilities and services. Effective May 1, 2007, the fee to be paid to FT Institutional is equal to an annual rate of:

0.80% of the value of average daily net assets up to and including $500 million;

0.70% of the value of average daily net assets over $500 million up to and including $1 billion;

0.65% of the value of average daily net assets over $1 billion up to and including $1.5 billion;

0.60% of the value of average daily net assets over $1.5 billion up to and including $6.5 billion;

0.58% of the value of average daily net assets over $6.5 billion up to and including $11.5 billion;

0.56% of the value of average daily net assets over $11.5 billion up to and including $16.5 billion;

0.54% of the value of average daily net assets over $16.5 billion up to and including $19 billion;

0.53% of the value of average daily net assets over $19 billion up to and including $21.5 billion; and

0.52% of the value of average daily net assets over $21.5 billion.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund will be available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

FGR-8 Franklin Global Real Estate Securities Fund - Class 2

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 2	Year ended December 31,
	2006	2005	2004	2003	2002
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	32.08	30.49	23.65	17.88	17.99
Income from investment operations:
Net investment income[a]	0.58	0.64	0.72	0.74	0.76
Net realized and unrealized gains (losses)	5.31	3.30	6.65	5.55	(0.35)
Total from investment operations	5.89	3.94	7.37	6.29	0.41
Less distributions from:
Net investment income	(0.68)	(0.44)	(0.49)	(0.52)	(0.52)
Net realized gains	(2.62)	(1.91)	(0.04)	—	—
Total distributions	(3.30)	(2.35)	(0.53)	(0.52)	(0.52)
Net asset value, end of year	34.67	32.08	30.49	23.65	17.88
Total return (%)[b]	20.58	13.47	31.80	35.75	2.07
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	1,491,571	1,343,868	1,005,647	522,415	249,116
Ratios to average net assets: (%)
Expenses	0.75 [c]	0.74 [c]	0.75 [c]	0.78	0.82
Net investment income	1.79	2.07	2.75	3.37	3.98
Portfolio turnover rate (%)	31.39	36.10	39.42	15.44	18.13

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Benefit of expense reduction rounds to less than 0.01%.

FGR-9 Franklin Global Real Estate Securities Fund - Class 2

Franklin Growth and Income Securities Fund

Goals and Strategies

The Fund invests predominantly in equity securities.

GOALS

The Fund’s principal investment goal is capital appreciation. Its secondary goal is to provide current income.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests predominantly in a broadly diversified portfolio of equity securities that the Fund’s manager considers to be financially strong, but undervalued by the market. To help identify such companies, the manager uses a current relative yield analysis that focuses on a company’s dividend yield (calculated by dividing a stock’s annual per share dividends by its per share market price). The Fund seeks current income through receipt of dividends from its investments. The Fund may also invest a portion of its assets in debt securities.

While the Fund does not concentrate in any one sector, it may make significant investments in the financial services sector. The manager believes that this sector may have dividend yield and/or valuation characteristics consistent with the Fund’s goal.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

The Fund may invest a portion of its assets in convertible securities, which are considered equity securities for this fund. A convertible security is generally a debt security or preferred stock that may be converted into common stock. By investing in convertible securities, the Fund seeks the opportunity to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market.

The Fund may invest a portion of its assets in foreign securities, including those in emerging markets. The Fund currently intends to pursue foreign investment opportunities by investing primarily in American Depositary Receipts (ADRs), which are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. ADRs involve many of the same risks as direct investments in foreign securities.

PORTFOLIO SELECTION

The manager is a research driven, fundamental investor, pursuing a disciplined value-oriented strategy. As a “bottom-up” investor focusing primarily on individual securities, the manager seeks companies that offer current dividend yields and present, in the manager’s opinion, the best trade-off between valuation, potential earnings growth and business risk.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goals.

FGI-1 Franklin Growth and Income Securities Fund - Class 2

Main Risks

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund. The convertible securities held by the Fund are expected to be convertible into common stocks, and are affected by changes in stock values.

VALUE STYLE INVESTING

Value stock prices are considered “cheap” relative to the company’s perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company’s value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value.

INTEREST RATE

Common stocks with higher dividend yields can be sensitive to interest rate movements: when interest rates rise, the prices of these stocks may tend to fall. Increases in interest rates also may have an effect on the companies in which the Fund invests because borrowing costs go up and it may be more difficult for them to obtain credit to expand or may have greater difficulty making interest payments when due.

SECTOR FOCUS

To the extent that the Fund focuses on particular sectors from time to time, the Fund may carry greater risk of adverse developments in a sector than a fund that invests in a wide variety of sectors.

Financial services companies. Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company’s profitability, and therefore its stock price, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

FOREIGN SECURITIES

Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. To the extent the Fund does not hedge, or successfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse

FGI-2 Franklin Growth and Income Securities Fund - Class 2

political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. There may be less effective government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign companies may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. companies, and there may be less publicly available information about them.

Limited markets. Foreign securities markets may be less liquid, and even those that are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund’s ability to sell them at favorable prices.

Emerging markets. The Fund’s investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

FGI-3 Franklin Growth and Income Securities Fund - Class 2

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Franklin Growth and Income Securities Fund - Class 2¹	16.76%	7.21%	8.57%
Russell 1000 Value Index²	22.25%	10.86%	11.00%
S&P 500® Index²	15.78%	6.19%	8.42%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Because Class 2 shares were not offered until January 6, 1999, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on January 6, 1999, Class 2’s results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Source: Standard & Poor’s Micropal. The unmanaged Russell 1000 Value Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The unmanaged Standard & Poor’s 500 Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

FGI-4 Franklin Growth and Income Securities Fund - Class 2

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 2
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 2
Management fees[1]	0.49%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.05%
Total annual Fund operating expenses[3]	0.79%

1. The Fund administration fee is paid indirectly through the management fee.

2. While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s average daily net assets, the Fund’s board of trustees has set the current rate at 0.25% per year through April 30, 2008.

3. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$81	$252	$439	$978

FGI-5 Franklin Growth and Income Securities Fund - Class 2

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund’s investment manager.

The Fund is managed by a team of dedicated professionals focused on investments of securities believed to be undervalued. The portfolio managers of the team are as follows:

Alan E. Muschott, CFA VICE PRESIDENT OF ADVISERS	Mr. Muschott has been a manager of the Fund since 2005. He has primary responsibility for the investments of the Fund. Mr. Muschott has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which Mr. Muschott may perform these functions, and the nature of these functions, may change from time to time. Mr. Muschott joined Franklin Templeton Investments in 1998.

Edward D. Perks, CFA SENIOR VICE PRESIDENT OF ADVISERS	Mr. Perks has been a manager of the Fund since 2005, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. Mr. Perks joined Franklin Templeton Investments in 1992.

Frank Felicelli, CFA SENIOR VICE PRESIDENT OF ADVISERS	Mr. Felicelli has been a manager of the Fund since 1995, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. Mr. Felicelli joined Franklin Templeton Investments in 1986.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund’s assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2006, the Fund paid 0.49% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

FGI-6 Franklin Growth and Income Securities Fund - Class 2

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request

Class 2	Year ended December 31,
	2006	2005	2004	2003	2002
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	15.42	15.43	14.31	11.74	15.20
Income from investment operations:
Net investment income[a]	0.37	0.38	0.37	0.33	0.34
Net realized and unrealized gains (losses)	2.03	0.15	1.12	2.63	(2.54)
Total from investment operations	2.40	0.53	1.49	2.96	(2.20)
Less distributions from:
Net investment income	(0.39)	(0.40)	(0.37)	(0.39)	(0.42)
Net realized gains	(0.81)	(0.14)	—	—	(0.84)
Total distributions	(1.20)	(0.54)	(0.37)	(0.39)	(1.26)
Net asset value, end of year	16.62	15.42	15.43	14.31	11.74
Total return (%)[b]	16.76	3.51	10.61	25.70	(15.72)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	348,724	313,286	263,146	136,824	38,379
Ratios to average net assets: (%)
Expenses	0.79 [c]	0.76 [c]	0.77 [c]	0.78	0.78
Net investment income	2.38	2.49	2.52	2.67	2.60
Portfolio turnover rate (%)	23.05	43.89	40.15	43.18	96.61

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Benefit of expense reduction rounds to less than 0.01%.

FGI-7 Franklin Growth and Income Securities Fund - Class 2

Franklin High Income Securities Fund

(formerly Franklin High Income Fund)

Goals and Strategies

The Fund invests primarily to predominantly in high yield, lower-rated bonds.

GOALS

The Fund’s principal investment goal is to earn a high level of current income. Its secondary goal is capital appreciation.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests primarily to predominantly in debt securities offering high yield and expected total return. The Fund may invest in senior and subordinated debt securities.

A debt security represents an obligation of the issuer to the bondholders to repay a loan of money and generally to provide for the payment of interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, zero coupon bonds, notes, and short-term debt.

The Fund may invest up to 100% of its assets in high yield, lower quality debt securities. These are either securities rated below investment grade (below the top four rating categories) by independent rating organizations such as Standard & Poor’s Ratings Group (S&P®) and Moody’s Investors Service (Moody’s) or unrated securities the manager determines are of comparable quality. The below investment grade debt securities in which the Fund invests are generally rated at least Caa by Moody’s or CCC by S&P or are unrated securities the Fund’s manager determines are of comparable quality. The Fund may invest a small portion of its assets in defaulted debt securities.

The Fund may invest a portion of its total assets in foreign securities, including a small portion in emerging markets, and will typically focus on dollar denominated corporate debt. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager’s internal analysis.

While the Fund also may invest in dividend-paying common or preferred stocks, it more typically holds equity securities as a result of receiving those securities in a corporate restructuring. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

The Fund may invest a small portion of its assets in credit-linked securities as a means of investing more rapidly and efficiently in permitted segments of the debt securities markets.

PORTFOLIO SELECTION

The Fund’s manager is a research-driven, fundamental investor that relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies. As a “bottom-up” investor, the manager focuses primarily on individual securities. The manager also considers sectors when choosing investments. In selecting securities for the Fund’s investment portfolio, the manager does not rely principally on the rating assigned by rating organizations, but performs its own independent investment analysis to evaluate the creditworthiness of the issuer. The manager considers a variety of factors, including the issuer’s experience and managerial strength, its sensitivity to economic conditions, and its current financial condition.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goals.

FH-1 Franklin High Income Securities Fund - Class 2

Main Risks

Changes in interest rates affect the prices of the Fund’s debt securities. If rates rise, the value of the Fund’s debt securities will fall and so too will the Fund’s share price.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

CREDIT

An issuer may be unable to make interest payments or repay principal when due. Adverse changes in an issuer’s financial strength or in a security’s credit rating may reduce a security’s value and, thus, impact Fund performance. Subordinated debt securities are riskier because their holders will be paid only after the holders of senior debt securities are paid.

Lower-rated securities. Debt securities that are rated below investment grade and comparable unrated securities generally have more risk than higher-rated securities and can be considered speculative. These securities, which are sometimes called “junk bonds,” generally pay higher yields than higher-rated securities to compensate investors for the higher risk.

Companies issuing high yield debt securities are not as strong financially as those with higher credit ratings. Such companies typically do not have the track record needed to receive an investment grade rating, have borrowed to finance acquisitions or to expand their operations, are seeking to refinance their debt at lower rates, or have been downgraded due to financial difficulties. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates that could prevent them from making interest and principal payments. In addition, banks may tighten their credit standards, which may make it more difficult for companies with weaker balance sheets to have access to capital to continue operations or to refinance their outstanding debt. If an issuer stops paying interest or principal, payments may never resume. The Fund may lose its entire investment in a defaulted bond.

The prices of high yield debt securities fluctuate more than the prices of higher quality securities. Prices are especially sensitive to developments affecting the company’s business and to changes in the ratings assigned by rating organizations. Prices are often closely linked with the company’s stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield securities are also generally less liquid than higher quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.

INTEREST RATE

Interest rate changes can be sudden and unpredictable. Debt securities tend to lose market value when interest rates rise and increase in value when interest rates fall. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an adverse effect on the companies in which the Fund invests because they may find it more difficult to obtain credit to expand, or may have more difficulty making interest payments when due. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments, the proceeds from a matured debt security or a debt security that has been pre-paid (called), resulting in less income received by the Fund.

FOREIGN SECURITIES

Investing in foreign securities, including securities of foreign governments and foreign securities traded on U.S. markets, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency exchange rates. Certain of the Fund’s investments may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies

FH-2 Franklin High Income Securities Fund - Class 2

other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. To the extent the Fund does not hedge, or successfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. There may be less effective government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign companies may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. companies, and there may be less publicly available information about them.

Limited markets. Foreign securities markets may be less liquid, and even those that are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund’s ability to sell them at favorable prices.

Emerging markets. The Fund’s investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

CREDIT-LINKED SECURITIES

Credit-linked securities are structured debt securities that derive their value based on the credit risk of one or more reference securities such as corporate debt obligations and credit default swaps thereon or bank loan obligations. The Fund may lose money investing in credit-linked securities if a credit event (for example, a bankruptcy or failure to pay interest or principal or a restructuring) occurs with respect to a reference security, if the underlying securities otherwise perform poorly, or if certain counterparties fail to satisfy their obligations. The market for credit-linked securities may suddenly become illiquid, making it difficult for the Fund to sell such securities promptly at an acceptable price.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

FH-3 Franklin High Income Securities Fund - Class 2

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Franklin High Income Fund - Class 2¹	9.36%	7.96%	4.06%
CS High Yield Index²	11.92%	11.07%	7.09%
Lipper VIP High Current Yield Funds Classification Average²	9.96%	8.94%	5.35%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Because Class 2 shares were not offered until January 6, 1999, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on January 6, 1999, Class 2’s results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Sources: Standard & Poor’s Micropal and Lipper, Inc. The unmanaged Credit Suisse (CS) High Yield Index is designed to mirror the investible universe of the U.S. dollar denominated high yield debt market. The unmanaged Lipper VIP High Current Yield Funds Classification Average is an equally weighted average calculation for performance figures for all funds within the Lipper High Yield Funds aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. For the 12-month period ended December 31, 2006, there were 100 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

FH-4 Franklin High Income Securities Fund - Class 2

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 2
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 2
Management fees[1]	0.55%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.08%
Total annual Fund operating expenses[3]	0.88%

1. The Fund administration fee is paid indirectly through the management fee.

2. While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s average daily net assets, the Fund’s board of trustees has set the current rate at 0.25% per year through April 30, 2008.

3. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$90	$281	$488	$1,084

FH-5 Franklin High Income Securities Fund - Class 2

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund’s investment manager.

The Fund is managed by a team of dedicated professionals focused on high yield debt investments. The portfolio managers of the team are as follows:

Patricia O’Connor, CFA, CPA VICE PRESIDENT OF ADVISERS	Ms. O’Connor has been a manager of the Fund since 2002. She has primary responsibility for the investments of the Fund. Ms. O’Connor has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which Ms. O’Connor may perform these functions, and the nature of these functions, may change from time to time. She joined Franklin Templeton Investments in 1997.

Eric G. Takaha, CFA SENIOR VICE PRESIDENT OF ADVISERS	Mr. Takaha has been a manager of the Fund since May 2005, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1989.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund’s assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2006, the Fund paid 0.55% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

FH-6 Franklin High Income Securities Fund - Class 2

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 2	Year ended December 31,
	2006	2005	2004		2003	2002
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	6.71	6.90	6.73		5.62	7.41
Income from investment operations:
Net investment income[a]	0.46	0.45	0.46		0.48	0.56
Net realized and unrealized gains (losses)	0.13	(0.23)	0.16		1.21	(1.25)
Total from investment operations	0.59	0.22	0.62		1.69	(0.69)
Less distributions from net investment income	(0.45)	(0.41)	(0.45)		(0.58)	(1.10)
Net asset value, end of year	6.85	6.71	6.90		6.73	5.62
Total return (%)[b]	9.36	3.31	9.87		31.18	(9.96)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	166,318	139,413	122,579		58,681	7,326
Ratios to average net assets: (%)
Expenses before expense reduction	0.89	0.85	0.87		0.87	0.88
Expenses net of expense reduction	0.88	0.85 [c]	0.87	[c]	0.87	0.88
Net investment income	6.89	6.71	6.92		7.94	9.67
Portfolio turnover rate (%)	37.99	47.60	59.87		52.01	56.01

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Benefit of expense reduction rounds to less than 0.01%.

FH-7 Franklin High Income Securities Fund - Class 2

Franklin Income Securities Fund

Goal and Strategies

The Fund invests in debt securities, including high yield, lower-rated bonds, and stocks.

GOAL

The Fund’s investment goal is to maximize income while maintaining prospects for capital appreciation.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests in debt and equity securities. The Fund seeks income by investing in corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the manager believes are attractive. The Fund seeks growth opportunities by investing in common stocks of companies from a variety of sectors that may include utilities, healthcare, financials, oil and gas. The Fund may also invest a portion of its assets in convertible securities, including enhanced convertible securities and synthetic convertible securities.

A debt security represents an obligation of the issuer to the bondholders to repay a loan of money and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, notes, and short-term debt investments.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, including convertible preferred stocks, are examples of equity securities.

A convertible security is generally a debt security or preferred stock that may be converted into common stock and may provide an income stream while it is held. An enhanced convertible security offers enhanced yield features that may provide the Fund with the opportunity to earn higher income.

The Fund may invest a significant amount of its total assets in debt securities that are either rated below investment grade by the rating organizations such as Standard & Poor’s Ratings Group (S&P®) and Moody’s Investors Service (Moody’s) or, if unrated, determined by the Fund’s manager to be of comparable quality. The Fund may also invest up to 5% of its total assets in defaulted debt securities. Investment grade debt securities are those rated in the top four rating categories by the independent rating organizations. The Fund generally invests in securities rated at least Caa by Moody’s or CCC by S&P or, if unrated, determined by the Fund’s manager to be of comparable quality. Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Fund may invest a small portion of its assets in foreign securities and emerging markets. The Fund ordinarily pursues foreign investment opportunities by investing in multi-national corporations with significant foreign operations and in American Depositary Receipts (ADRs), which are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in multi-national corporations and ADRs involve many of the same risks as direct investments in foreign securities.

PORTFOLIO SELECTION

The manager searches for undervalued or out-of-favor securities it believes offer opportunities for income today and growth tomorrow. It generally performs independent analysis of the debt securities being considered for the Fund’s portfolio, rather than relying principally on the ratings assigned by rating organizations. In analyzing both debt and equity securities, the manager considers a variety of factors, including:

•	a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;

•	the experience and strength of the company’s management;

•	the company’s changing financial condition and market recognition of the change;

•	the company’s sensitivity to changes in interest rates and business conditions; and

•	the company’s debt maturity schedules and borrowing requirements.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is

FI-1 Franklin Income Securities Fund - Class 2

unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

FI-2 Franklin Income Securities Fund - Class 2

Main Risks

Because the bonds and stocks the Fund holds fluctuate in price with interest rate changes and market conditions, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

CREDIT

An issuer may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value and, thus, impact Fund performance. Subordinated debt securities are riskier because their holders will be paid only after the holders of senior debt securities are paid.

Lower-rated securities. Debt securities that are rated below investment grade and comparable unrated securities generally have more risk than higher-rated securities and can be considered speculative. These securities, which are sometimes called “junk bonds,” generally pay higher yields than higher-rated securities to compensate investors for the higher risk.

Issuers of high yield debt securities are not as strong financially as those with higher credit ratings. Such issuers typically do not have the track record to receive an investment grade rating, have borrowed to finance acquisitions or to expand their operations, are seeking to refinance their debt at lower rates, or have been downgraded due to financial difficulties. These issuers are more likely to encounter financial difficulties and are more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates, that could prevent them from making interest and principal payments. In addition, banks may tighten their credit standards, which may make it more difficult for issuers with weaker balance sheets to have access to capital to continue operations or to refinance their outstanding debt. If an issuer stops paying interest or principal, payments may never resume. The Fund may lose its entire investment in a defaulted bond.

The prices of high yield debt securities fluctuate more than the prices of higher quality securities. Prices are especially sensitive to developments affecting the issuer’s operations and to changes in the ratings assigned by rating organizations. In the case of companies, prices are often closely linked with, and typically fluctuate in response to factors that affect their stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield securities are also generally less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.

INTEREST RATE

Interest rate changes can be sudden and unpredictable. Debt securities tend to lose market value when interest rates rise and increase in value when interest rates fall. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an adverse effect on the issuers in which the Fund invests because they may find it more difficult to obtain credit to expand, or may have more difficulty making interest payments when due. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments, the proceeds from a matured debt security or a debt security that has been pre-paid (called), resulting in less income received by the Fund.

VALUE STYLE INVESTING

Value security prices are considered “cheap” relative to the company’s perceived value and are often out of favor with other investors. The manager may invest in such securities if it believes the market may have overreacted to adverse developments or failed to

FI-3 Franklin Income Securities Fund - Class 2

appreciate positive changes. However, if other investors fail to recognize the company’s value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value securities may not increase in value as anticipated by the manager and may even decline in value.

A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies or the factors that the manager believes will increase the price of the security do not occur.

INCOME

Since the Fund can only distribute what it earns, the Fund’s distributions to its shareholders may decline when interest rates fall.

CONVERTIBLE SECURITIES

The value of convertible securities may fluctuate with the market value of the underlying stock or, like a debt security, in response to changes in interest rates and the credit quality of the issuer. Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally also is less volatile than the underlying stock.

FOREIGN SECURITIES

Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war; social and economic instability; currency devaluations, and policies that have the effect of limiting or restricting foreign investment or the movement of assets), and company risks (unfavorable trading practices, less government supervision, less publicly available information; limited trading markets and greater volatility). The risks of investing in foreign securities typically are greater in less developed or emerging market countries.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

FI-4 Franklin Income Securities Fund - Class 2

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Franklin Income Securities Fund - Class 2¹	18.24%	12.36%	9.65%
S&P 500® Index²	15.78%	6.19%	8.42%
LB U.S. Aggregate Index[2]	4.33%	5.06%	6.24%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Because Class 2 shares were not offered until 1/6/99, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on 1/6/99, Class 2’s results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Source: Standard & Poor’s Micropal. The unmanaged Standard & Poor’s 500 Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The unmanaged Lehman Brothers (LB) U.S. Aggregate Index represents securities that are SEC registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody’s Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

FI-5 Franklin Income Securities Fund - Class 2

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 2
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 2
Management fees[1]	0.46%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.01%
Total annual Fund operating expenses[3]	0.72%

1. The Fund administration fee is paid indirectly through the management fee.

2. While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s average daily net assets, the Fund’s board of trustees has set the current rate at 0.25% per year through April 30, 2008.

3. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$74	$230	$401	$894

FI-6 Franklin Income Securities Fund - Class 2

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund’s investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in debt and equity securities. The portfolio managers of the team are as follows:

Edward D. Perks, CFA SENIOR VICE PRESIDENT OF ADVISERS	Mr. Perks has been a manager of the Fund since 2002. He joined Franklin Templeton Investments in 1992.

Charles B. Johnson CHAIRMAN OF FRANKLIN RESOURCES, INC. AND PORTFOLIO MANAGER OF ADVISERS	Mr. Johnson has been a manager of the Fund since 1989 and has been with Franklin Templeton Investments since 1957.

Mr. Perks has primary responsibility for the investments of the Fund. Subject to the general supervision of Mr. Johnson, Mr. Perks has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which Mr. Perks may perform these functions, and the nature of these functions, may change from time to time.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund’s assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2006, the Fund paid 0.46% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

FI-7 Franklin Income Securities Fund - Class 2

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 2	Year ended December 31,
	2006	2005	2004	2003	2002
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	15.32	15.67	14.23	11.38	12.88
Income from investment operations:
Net investment income[a]	0.89	0.80	0.80	0.76	0.84
Net realized and unrealized gains (losses)	1.82	(0.55)	1.11	2.77	(0.86)
Total from investment operations	2.71	0.25	1.91	3.53	(0.02)
Less distributions from:
Net investment income	(0.59)	(0.55)	(0.47)	(0.68)	(1.22)
Net realized gains	(0.08)	(0.05)	—	—	(0.26)
Total distributions	(0.67)	(0.60)	(0.47)	(0.68)	(1.48)
Net asset value, end of year	17.36	15.32	15.67	14.23	11.38
Total return (%)[b]	18.24	1.60	13.85	31.72	(0.61)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	5,109,373	2,865,361	1,631,184	621,001	70,130
Ratios to average net assets: (%)
Expenses	0.72 [c]	0.73 [c]	0.74 [c]	0.76	0.78
Net investment income	5.45	5.19	5.46	6.08	7.15
Portfolio turnover rate (%)	25.05	34.76	44.02	47.03	62.00

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Benefit of expense reduction rounds to less than 0.01%.

FI-8 Franklin Income Securities Fund - Class 2

Franklin Large Cap Growth Securities Fund

Goal and Strategies

The Fund invests predominantly in large-cap companies.

GOAL

The Fund’s investment goal is capital appreciation.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of large capitalization (large-cap) companies. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. For this Fund, large-cap companies are those with market capitalization values (share price multiplied by the number of common stock shares outstanding) within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase. The Russell 1000 consists of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The median market cap of the Russell 1000 Index as of February 28, 2007, was $5.625 billion.

Under normal market conditions, the Fund invests predominantly in equity securities. The Fund may also invest up to 20% of its net assets in investments of small to medium capitalization companies and a portion of its net assets in foreign securities. Although the Fund seeks investments across a number of sectors, it may from time to time have substantial positions in the technology sector (including health technology, electronic technology and technology services), and in communications and financial services companies.

Growth companies in which the Fund may invest include those that the manager expects to have revenue growth in excess of the economy as a whole either through above-average industry expansion or market share gains or are trading at valuations that the manager believes are attractive relative to their growth rates. These may include companies that generally dominate, or are gaining market share in, their industry and have a reputation for quality management, and superior products and services.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

PORTFOLIO SELECTION

The manager is a research driven, fundamental investor, pursuing a growth strategy. As a “bottom-up” investor focusing primarily on individual securities, the manager seeks companies that have identifiable drivers of future earnings growth and that present, in the manager’s opinion, the best trade-off between that potential earnings growth, business and financial risk and valuation. The manager relies on a team of analysts to help provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct, sustainable and competitive advantages likely to lead to growth in earnings and/or share price. Competitive advantages such as a particular product niche, proven technology, sound financial profits and records or strong management are all factors the manager believes may contribute to growth in earnings or share price.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

FLG-1 Franklin Large Cap Growth Securities Fund - Class 2

Main Risks

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Large-cap stocks tend to go through cycles of doing better – or worse – than the stock market in general. In the past, these periods have lasted for several years.

GROWTH STYLE INVESTING

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks also may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

SECTOR FOCUS

To the extent that the Fund focuses on particular sectors from time to time, the Fund may carry greater risk of adverse developments in a sector than a fund that invests in a wide variety of sectors.

Technology companies. Technology company stocks have been subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies.

Health technology. These companies will be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. In addition, this industry is characterized by competition and rapid technological developments that may make a company’s products or services obsolete in a short period of time.

Electronic technology and technology services companies. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, their value. In addition, because some Internet-related companies are in the emerging stage of development, they are particularly vulnerable to these risks.

Communications companies. The securities of communications companies may experience more price volatility than those of other industries or sectors. Communications companies are subject to a variety of risks, including: significant competitive pressures, such as new market entrants, aggressive pricing and competition for market share; the potential for falling profit margins; and the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete or suffer disruption or failure; and governmental regulation affecting profitability.

Financial services companies. Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company’s profitability, and therefore its stock price, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.

FLG-2 Franklin Large Cap Growth Securities Fund - Class 2

SMALLER AND MIDSIZE COMPANIES

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

FOREIGN SECURITIES

Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates and devaluations by governments), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations, and policies that have the effect of limiting or restricting foreign investment or the movement of assets), and company risks (different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility).

More detailed information about the Fund, its policies, and risks can be found in the SAI.

FLG-3 Franklin Large Cap Growth Securities Fund - Class 2

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Franklin Large Cap Growth Securities Fund - Class 2¹	10.90%	3.36%	7.48%
S&P 500® Index²	15.78%	6.19%	8.42%
Russell 1000® Growth Index²	9.07%	2.69%	5.44%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Because Class 2 shares were not offered until January 6, 1999, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on January 6, 1999, Class 2’s results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Source: Standard & Poor’s Micropal. The unmanaged Standard & Poor’s 500 Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The unmanaged Russell 1000 Growth Index is market capitalization-weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

FLG-4 Franklin Large Cap Growth Securities Fund - Class 2

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 2
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 2
Management fees[1]	0.72%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.04%
Total annual Fund operating expenses[3]	1.01%

1. The Fund administration fee is paid indirectly through the management fee.

2. While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s average daily net assets, the Fund’s board of trustees has set the current rate at 0.25% through April 30, 2008.

3. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$103	$322	$558	$1,236

FLG-5 Franklin Large Cap Growth Securities Fund - Class 2

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund’s investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in large capitalization growth companies. The portfolio managers of the team are as follows:

Kent Shepherd, CFA SENIOR VICE PRESIDENT OF ADVISERS	Mr. Shepherd has been a manager of the Fund since 1999. He joined Franklin Templeton Investments in 1991.

Alex W. Peters, CFA VICE PRESIDENT OF ADVISERS	Mr. Peters has been a manager of the Fund since 2005. He joined Franklin Templeton Investments in 1992.

The managers for the Fund have equal authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each manager may perform these functions, and the nature of these functions, may change from time to time.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund’s assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2006, the Fund paid 0.72% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

FLG-6 Franklin Large Cap Growth Securities Fund - Class 2

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 2	Year ended December 31,
	2006		2005		2004		2003	2002
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	14.97		14.90		13.87		11.00	14.43
Income from investment operations:
Net investment income[a]	0.13		0.13		0.11		0.08	0.07
Net realized and unrealized gains (losses)	1.49		0.03		0.99		2.87	(3.40)
Total from investment operations	1.62		0.16		1.10		2.95	(3.33)
Less distributions from net investment income	(0.12)		(0.09)		(0.07)		(0.08)	(0.10)
Net asset value, end of year	16.47		14.97		14.90		13.87	11.00
Total return (%)[b]	10.90		1.06		7.93		26.95	(23.19)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	636,592		510,395		340,465		128,029	30,289
Ratios to average net assets: (%)
Expenses	1.01	[c]	1.01	[c]	1.04	[c]	1.04	1.05
Net investment income	0.86		0.89		0.74		0.61	0.48
Portfolio turnover rate (%)	50.97		39.44		38.48		35.28	59.65

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Benefit of expense reduction rounds to less than 0.01%.

FLG-7 Franklin Large Cap Growth Securities Fund - Class 2

Franklin Large Cap Value Securities Fund

Goal and Strategies

The Fund invests predominantly in large-capitalization companies.

GOAL

The Fund’s investment goal is long-term capital appreciation.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of large capitalization (large-cap) companies. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. For this Fund, large-cap companies are those that are similar in size to those in the Russell 1000 Index at the time of purchase. That index is designed to measure the 1,000 largest companies based on total market capitalization. As of the most recently available reconstitution, the market capitalizations of companies in the Russell 1000 Index ranged from approximately $2.0 billion to $368.5 billion, and the median market capitalization was approximately $5.0 billion. The manager generally expects that the Fund’s median market capitalization will exceed the index’s median market capitalization. The Fund invests predominantly in equity securities.

The Fund focuses on investments in equity securities the Fund’s manager believes to be undervalued and to have the potential for capital appreciation, including those of companies that have one or more of the following characteristics:

•

Stock prices that are low in comparison to current, historical or possible future earnings, book value, cash flow, or sales – all relative to the market, a company’s industry or a company’s earnings history.

•	Recent sharp price declines but the potential for good long-term earnings prospects, in the manager’s opinion.

•

Valuable intangibles the manager believes are not reflected in the stock price such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

From time to time, the Fund may have significant investments in certain sectors such as financial services.

The Fund may invest a small portion of its total assets in foreign securities.

PORTFOLIO SELECTION

The manager is a research driven, fundamental investment adviser, pursuing a disciplined value-oriented strategy for this Fund. As a bottom-up investor concentrating primarily on individual securities, the manager seeks fundamentally sound companies that meet the criteria above and attempts to acquire them at attractive prices, often when they are out of favor with other investors. The manager invests in securities without regard to benchmark comparisons. The manager seeks bargains among the “under researched and unloved,” out of favor companies that offer, in the manager’s opinion, attractive long-term potential such as current growth companies that are being ignored by the market, former growth companies that have stumbled recently, dropping sharply in price but that still have growth potential in the manager’s opinion, and companies that are or may be potential turnaround candidates or takeover targets.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S currency denominated, short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

FLV-1 Franklin Large Cap Value Securities Fund - Class 2

Main Risks

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS

In the U.S. stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

VALUE STYLE INVESTING

Value securities may be considered “cheap” relative to the company’s perceived value and are often out of favor with other investors. The manager may invest in such securities if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company’s value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value securities may not increase in value as anticipated by the manager, and may even decline in value.

The Fund’s bargain-driven focus may result in the Fund choosing securities that are less widely followed by other investors. Securities that are considered cheaply priced also may include companies reporting poor earnings, companies whose share prices have declined sharply (growth companies that have recently stumbled but in the manager’s opinion still have growth potential), turnarounds or cyclical companies, all of which may have a higher risk of being ignored or rejected, and therefore, undervalued by the market.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly in anticipation of economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in anticipation of economic downturns.

SECTOR FOCUS

To the extent that the Fund focuses on particular sectors from time to time, the Fund may carry greater risk of adverse developments in a sector than a fund that invests in a wide variety of sectors.

Financial services companies. Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company’s profitability, and therefore its stock price, is sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

FOREIGN SECURITIES

Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates and devaluations by governments), country risks (political, diplomatic, regional conflicts, terrorism, war; social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), and company risks (unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility).

More detailed information about the Fund, its policies, and risks can be found in the SAI.

FLV-2 Franklin Large Cap Value Securities Fund - Class 2

Performance

This information gives some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS1

For the periods ended December 31, 2006

	1 Year	Since Inception (03/01/05)
Franklin Large Cap Value Securities Fund	16.19%	11.04%
Russell 1000 Value Index[2]	22.25%	14.88%

1. Past fee waivers and expense reductions by the manager and administrator increased total returns. If these actions had not been taken, performance would be lower.

2. Source: Standard & Poor’s Micropal. The Russell 1000 Value Index is market capitalization weighted and measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

FLV-3 Franklin Large Cap Value Securities Fund - Class 2

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 2
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 2
Management fees[1]	0.49%
Distribution and service (12b-1) fees²	0.25%
Other expenses, including administration fees[1]	0.20%
Acquired fund fees and expenses[3]	0.04%
Total annual Fund operating expenses[1,4]	0.98%
Management fee reduction[1,5]	-0.04%
Net annual Fund operating expenses[1,3,4,5]	0.94%

1. The manager and administrator have agreed in advance to waive or limit their respective fees and, if necessary, to assume as their own expense certain expenses otherwise payable by the Fund (other than certain expenses, including litigation, indemnification or other non-routine events) so that net operating expenses, exclusive of acquired fund fees and expenses, do not exceed 0.90%. Without these fee waivers and reduction, management fees and net operating expenses for the fiscal year ended December 31, 2006, would have been 0.75% and 1.45%, respectively, exclusive of acquired fund fees and expenses. After April 30, 2008, the manager and administrator may discontinue the fee waivers or expense reduction.

2. While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% of the Fund’s average daily net assets per year, the Fund’s board of trustees has set the current rate at 0.25% per year through April 30, 2008.

3. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

4. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total fund expenses to become higher.

5. The manager also has agreed to reduce its fees to reflect reduced services from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund or acquired fund). This reduction is required by the board of trustees and an exemptive order from the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same².

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$96	$410	$750	$1,733

FLV-4 Franklin Large Cap Value Securities Fund - Class 2

Management

Franklin Advisory Services, LLC (Advisory Services), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the Fund’s investment manager.

The Fund is managed by a team of dedicated professionals focused on investments of large capitalization companies believed undervalued. The portfolio managers of the team are as follows:

Stephen T. Madonna, CFA PORTFOLIO MANAGER OF ADVISORY SERVICES	Mr. Madonna has been a manager of the Fund since its inception. He has primary responsibility for the investments of the Fund. Mr. Madonna has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 2000.

William J. Lippman PRESIDENT OF ADVISORY SERVICES	Mr. Lippman has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1988.

Bruce C. Baughman, CPA SENIOR VICE PRESIDENT OF ADVISORY SERVICES	Mr. Baughman has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1988.

Donald G. Taylor, CPA SENIOR VICE PRESIDENT OF ADVISORY SERVICES	Mr. Taylor has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.

Margaret McGee VICE PRESIDENT OF ADVISORY SERVICES	Ms. McGee has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1988.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisory Services a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2006, management fees, before any advance waiver or reduction, were 0.75% of the Fund’s average daily net assets. Under an agreement by the manager to limit its fees and to reduce its fees to reflect reduced services resulting from the Fund’s investment in the Sweep Money Fund, the Fund paid 0.45% of its average daily net assets to the manager for its services. After April 30, 2008, the manager may end the waiver arrangement at any time upon notice to the board of trustees. The manager, however, is required by the Fund’s board of trustees and an SEC exemptive order to reduce its fee with respect to assets invested by the Fund in the Sweep Money Fund.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

FLV-5 Franklin Large Cap Value Securities Fund - Class 2

Financial Highlights

This table presents the financial performance of Class 2 shares since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 2	Year ended December 31, 2006	Period ended December 31, 2005[d]
Per share operating performance ($)
(for a share outstanding throughout the period)
Net asset value, beginning of period	10.37	10.00
Income from investment operations:
Net investment income[a]	0.21	0.14
Net realized and unrealized gains (losses)	1.46	0.29
Total from investment operations	1.67	0.43
Less distributions from:
Net investment income	(0.15)	(0.06)
Net realized gains	(0.03)	—
Total distributions	(0.18)	(0.06)
Net asset value, end of period	11.86	10.37
Total return (%)[b]	16.19	4.32
Ratios/supplemental data
Net assets, end of period ($ x 1,000)	26,069	7,979
Ratios to average net assets: (%)
Expenses before waiver and payments by affiliates	1.41	1.82	[e]
Expenses net of waiver and payments by affiliates	0.90 [c]	0.90	[c,e]
Net investment income	1.93	1.70	[e]
Portfolio turnover rate (%)	24.71	18.79

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

c. Benefit of expense reduction rounds to less than 0.01%.

d. For the period March 1, 2005 (commencement of operations) to December 31, 2005.

e. Annualized.

FLV-6 Franklin Large Cap Value Securities Fund - Class 2

Franklin Money Market Fund

Goal and Strategies

The Fund invests exclusively in money market securities.

GOAL

The Fund’s goal is high current income, consistent with liquidity and capital preservation. The Fund also seeks to maintain a stable share price of $1.00.

MAIN INVESTMENTS

The Fund invests exclusively in U.S. dollar denominated money market debt instruments, including those issued by:

•	U.S. or foreign corporations;

•	U.S. and foreign banks; and

•	the U.S. government, its agencies or authorities.

A debt instrument obligates the issuer both to repay a loan of money at a future date and generally to pay interest. Money market securities are high-quality, short-term (with remaining maturities of 397 calendar days or less) debt instruments that may have fixed, floating or variable interest rates. Common money market securities are commercial paper, which may be asset-backed (that is, backed by a pool of assets representing the obligations of a number of different parties), bank certificates of deposit, repurchase agreements, U.S. Treasury bills, U.S. government agency securities, short-term corporate obligations, and bankers acceptances (credit instruments guaranteed by a bank). At any time, the Fund may have a substantial amount of its assets invested in one or more of these types of money market securities. The Fund may, at times, hold a portion of its assets in asset-backed securities, typically commercial paper backed by loans or accounts receivable of an entity or number of different entities, such as banks or credit card companies.

The Fund may invest a significant amount of its assets in obligations of U.S. branches of foreign banks, which are considered domestic banks. No more than a portion of the Fund’s total assets may be invested in money market securities issued by foreign banks or foreign branches of U.S. banks.

The Fund may acquire securities on a when-issued or delayed delivery basis, and invest a small portion of its assets in illiquid investments.

Portfolio maturity and quality. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and only buys securities:

•	with remaining maturities of 397 calendar days or less, and

•

that the manager believes present minimal credit risks and are rated in the top two short-term rating categories by U.S. nationally recognized independent rating organizations or, if unrated, determined by the manager to be of comparable quality.

PORTFOLIO SELECTION

In selecting investments, the manager uses a conservative investment approach, focusing on the highest quality eligible money market securities. The manager then assesses the relative value of each security meeting its stringent credit criteria in order to find the best combination of assets that it believes will maximize the Fund’s yield relative to its investment environment expectations. The manager also monitors short-term interest rates, economic conditions, and Federal Reserve monetary policy to determine the portfolio maturity it believes will provide a high overall return to the Fund.

FM-1 Franklin Money Market Fund - Class 2

Main Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund tries to keep a $1 share price, it is possible to lose money by investing in the Fund.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

INTEREST RATE

Changes in interest rates can be sudden and unpredictable. Interest rate changes occur in response to general economic conditions and also as a result of actions by the Federal Reserve Board. A reduction in short-term interest rates will normally result in reduced interest income to the Fund and thus a reduction in dividends payable to shareholders. If interest rates are extremely low, the income received by the Fund may not be sufficient to defray the Fund’s operating expenses, and dividends payable to shareholders may be eliminated.

CREDIT

The Fund’s investments in securities that are not backed by the full faith and credit of the U.S. government depend on the ability of the issuer to make interest or principal payments when due. Adverse changes in an issuer’s financial strength may reduce the debt security’s value and, thus, impact the value of Fund shares. Even securities supported by credit enhancements have the credit risk of the entity providing credit support. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets and credit enhancements, if any, may be inadequate in the event of default.

U.S. GOVERNMENT-SPONSORED ENTITIES

A variety of U.S. government-sponsored entities, such as the Federal Home Loan Mortgage Corporation (Freddie Mac), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Banks, issue securities in which the Fund may invest. Although such entities may be chartered or sponsored by Acts of Congress, they are not funded by Congressional appropriations; and their securities are neither issued nor guaranteed by the U.S. Treasury and are not supported by the full faith and credit of the U.S. government. In most cases, their securities are supported only by the credit of the government-sponsored entity, standing alone.

FOREIGN SECURITIES

The Fund’s investments in foreign money market securities are always U.S. dollar denominated. Nonetheless, securities or credit support issued by a foreign entity are subject to possible adverse foreign economic, tax, political or legal developments that may affect the ability of that entity to meet its obligations. In addition, foreign companies may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. companies. Government supervision and regulation of foreign stock exchanges, trading systems, brokers, and companies may be less effective, and trading markets may be less liquid, than in the U.S.

FINANCIAL SERVICES COMPANIES

Financial services companies, such as banks, are highly dependent on the supply of short-term financing. The value of securities issued by financial services companies can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and overseas.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

FM-2 Franklin Money Market Fund - Class 2

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Franklin Money Market Fund - Class 2[1]	4.12%	1.63%	3.23%

1. Because Class 2 shares were not offered until January 6, 1999, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on January 6, 1999, Class 2’s results reflect an additional 12b-1 fee expense, which also affects future performance.

FM-3 Franklin Money Market Fund - Class 2

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 2
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 2
Management fees[1]	0.63%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.12%
Total annual Fund operating expenses[3]	1.00%

1. The Fund administration fee is paid indirectly through the management fee.

2. While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s average daily net assets, the Fund’s board of trustees has set the current rate at 0.25% per year through April 30, 2008.

3. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and
•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$318	$552	$1,225

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund’s investment manager.

The Fund pays Advisers a fee for managing the Fund’s assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2006, the Fund paid 0.63% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

FM-4 Franklin Money Market Fund - Class 2

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 2	Year ended December 31,
	2006		2005		2004	2003	2002
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	1.00		1.00		1.00	1.00	1.00
Income from investment operations - net investment income	0.040		0.023		0.004	0.003	0.011
Less distributions from net investment income	(0.040)		(0.023)		(0.004)	(0.003)	(0.011)
Net asset value, end of year	1.00		1.00		1.00	1.00	1.00
Total return (%)	4.12		2.29		0.44	0.27	1.08
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	1,057		962		887	590	479
Ratios to average net assets: (%)
Expenses	1.00	[a]	0.95	[a]	0.93	0.91	0.88
Net investment income	4.00		2.23		0.42	0.31	1.12

a. Benefit of expense reduction rounds to less than 0.01%.

FM-5 Franklin Money Market Fund - Class 2

Franklin Rising Dividends Securities Fund

Goal and Strategies

The Fund invests predominantly in investments of companies that have paid rising dividends.

GOAL

The Fund’s investment goal is long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of companies that have paid rising dividends. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. Under normal market conditions, the Fund invests predominantly in equity securities. Under normal market conditions, the Fund invests at least 65% of its net assets in securities of companies that have:

•	consistently increased dividends in at least 8 out of the last 10 years and have not decreased dividends during that time;

•	increased dividends substantially (at least 100%) over the past ten years;

•	reinvested earnings, paying out less than 65% of current earnings in dividends (except for utility companies);

•

either long-term debt that is no more than 50% of total capitalization (except for utility companies) or senior debt that has been rated investment grade by at least one of the major bond rating organizations; and

•

attractive prices, either: (1) in the lower half of the stock’s price/earnings ratio range for the past 10 years; or (2) less than the price/earnings ratio of the Standard & Poor’s® 500 Stock Index (this criterion applies only at the time of purchase).

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

The Fund may invest in equity securities of any size company. The Fund may invest a significant to substantial amount of its assets in small capitalization companies (companies within the market capitalization range of companies in the Russell 2500™ Index at the time of purchase) and mid capitalization companies (companies within the market capitalization range of companies in the Russell Midcap® Index at the time of purchase). As of January 31, 2007, the market capitalization range of the Russell 2500™ Index was $74 million to $8.681 billion and the market capitalization range of the Russell Midcap® Index was $1.185 billion to $20.339 billion. From time to time, the Fund also may have significant investments in particular sectors such as financial services.

PORTFOLIO SELECTION

The manager is a research driven, fundamental investment adviser, pursuing a disciplined value-oriented strategy. As a “bottom-up” investor concentrating primarily on individual securities, the manager seeks companies that it believes meet the criteria above and are fundamentally sound and attempts to acquire them at attractive prices, often when they are out of favor with other investors. In employing its investment criteria, the Fund does not necessarily focus on companies with securities that pay a high dividend rate but rather on companies that consistently increase their dividends. The Fund invests without regard to the securities normally comprising the benchmark that the Fund uses for performance comparison purposes.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

FRD-1 Franklin Rising Dividends Securities Fund - Class 2

Main Risks

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly in anticipation of economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in anticipation of economic downturns.

VALUE STYLE INVESTING

Value securities may be considered “cheap” relative to the company’s perceived value and are often out of favor with other investors. The manager may invest in such securities if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company’s value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value securities may not increase in value as anticipated by the manager, and may even decline in value.

SMALLER AND MIDSIZE COMPANIES

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

SECTOR FOCUS

To the extent that the Fund focuses on particular sectors from time to time, the Fund may carry greater risk of adverse developments in a sector than a fund that invests in a wide variety of sectors.

Financial services companies. Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company’s profitability, and therefore its stock price, is sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

FRD-2 Franklin Rising Dividends Securities Fund - Class 2

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Franklin Rising Dividends Securities Fund - Class 2¹	17.12%	10.52%	11.21%
S&P 500® Index[2]	15.78%	6.19%	8.42%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Because Class 2 shares were not offered until January 6, 1999, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on January 6, 1999, Class 2’s results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Source: Standard & Poor’s Micropal. The unmanaged Standard & Poor’s 500 Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

FRD-3 Franklin Rising Dividends Securities Fund - Class 2

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 2
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 2
Management fees¹	0.60%
Distribution and service (12b-1) fees²	0.25%
Other expenses	0.02%
Acquired fund fees and expenses[3]	0.01%
Total annual Fund operating expenses[3,4]	0.88%
Management fee reduction[5]	-0.01%
Net annual Fund operating expenses[3,4,5]	0.87%

1. The Fund administration fee is paid indirectly through the management fee.

2. While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s average daily net assets, the Fund’s board of trustees has set the current rate at 0.25% per year through April 30, 2008.

3. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

4. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

5. The manager has agreed in advance to reduce its fee to reflect reduced services from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund or acquired fund). This reduction is required by the board of trustees and an exemptive order by the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$89	$278	$482	$1,073

FRD-4 Franklin Rising Dividends Securities Fund - Class 2

Management

Franklin Advisory Services, LLC (Advisory Services), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the Fund’s investment manager.

The Fund is managed by a team of dedicated professionals focused on investments that have paid rising dividends. The portfolio managers of the team are as follows:

Donald G. Taylor, CPA SENIOR VICE PRESIDENT OF ADVISORY SERVICES	Mr. Taylor has been a manager of the Fund since 1996. He has primary responsibility for the investments of the Fund. Mr. Taylor has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Mr. Taylor joined Franklin Templeton Investments in 1996.

William J. Lippman PRESIDENT OF ADVISORY SERVICES	Mr. Lippman has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1988.

Bruce C. Baughman, CPA SENIOR VICE PRESIDENT OF ADVISORY SERVICES	Mr. Baughman has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1988.

Margaret McGee VICE PRESIDENT OF ADVISORY SERVICES	Ms. McGee has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1988.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisory Services a fee for managing the Fund’s assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2006, the management fee, before any reduction, was 0.60% of the Fund’s average daily net assets. Advisory Services had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund’s investment in the Sweep Money Fund. With this reduction, the Fund paid 0.59% of its average daily net assets to Advisory Services for its services. This reduction is required by the board of trustees and an SEC exemptive order.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

FRD-5 Franklin Rising Dividends Securities Fund - Class 2

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 2	Year ended December 31,
	2006	2005	2004	2003	2002
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	17.84	17.51	16.09	13.44	14.09
Income from investment operations:
Net investment income[a]	0.56	0.24	0.22	0.17	0.13
Net realized and unrealized gains (losses)	2.46	0.34	1.53	3.05	(0.31)
Total from investment operations	3.02	0.58	1.75	3.22	(0.18)
Less distributions from:
Net investment income	(0.21)	(0.15)	(0.11)	(0.13)	(0.18)
Net realized gains	(0.10)	(0.10)	(0.22)	(0.44)	(0.29)
Total distributions	(0.31)	(0.25)	(0.33)	(0.57)	(0.47)
Net asset value, end of year	20.55	17.84	17.51	16.09	13.44
Total return (%)[b]	17.12	3.43	11.00	24.59	(1.58)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	1,981,240	1,423,827	997,800	343,675	63,879
Ratios to average net assets: (%)
Expenses	0.86 [c]	0.87 [c]	0.94 [c]	1.01	1.03
Net investment income	2.90	1.40	1.31	1.14	0.86
Portfolio turnover rate (%)	6.19	2.26	2.78	9.54	14.06

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Benefit of expense reduction rounds to less than 0.01%.

FRD-6 Franklin Rising Dividends Securities Fund - Class 2

Franklin Small Cap Value Securities Fund

Goal and Strategies

The Fund invests predominantly in small-cap companies.

GOAL

The Fund’s investment goal is long-term total return.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization (small-cap) companies. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. For this Fund, small-cap companies are those companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) not exceeding $3.5 billion at the time of purchase. Under normal market conditions, the Fund invests predominantly in equity securities.

The Fund invests generally in equity securities that the Fund’s manager believes are selling below the underlying value of their assets or their private market value (what a sophisticated investor would pay for the entire company). Following this strategy, the Fund generally seeks investments in companies that the manager believes have one or more of the following characteristics:

•

stock prices that are low relative to current, historical or possible future earnings, book value, cash flow, or sales – all relative to the market, a company’s industry or a company’s earnings history;

•	recent sharp price declines but the potential for good long-term earnings prospects, in the manager’s opinion; or

•

valuable intangibles not reflected in the stock price such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

The Fund may also invest up to 15% of its total assets in foreign securities, including emerging markets.

PORTFOLIO SELECTION

The manager is a research driven, fundamental investment adviser, pursuing a disciplined value-oriented strategy for this Fund. As a “bottom-up” investor concentrating primarily on individual securities, the manager will focus on the market price of a company’s securities relative to its evaluation of the company’s potential long-term earnings, asset value or cash flow. The manager seeks bargains among the “under researched and unloved,” out of favor companies that offer, in the manager’s opinion, attractive long-term potential such as current growth companies that are being ignored by the market, former growth companies that have stumbled recently, dropping sharply in price but that still have growth potential in the manager’s opinion, and companies that are or may be potential turnaround candidates or takeover targets.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

FSV-1 Franklin Small Cap Value Securities Fund - Class 2

Main Risks

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

VALUE STYLE INVESTING

Value securities may be considered cheap relative to the company’s perceived value and are often out of favor with other investors. The manager may invest in such securities if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company’s value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value securities may not increase in value as anticipated by the manager and may even decline in value.

The Fund’s bargain-driven focus may result in the Fund choosing securities that are less widely followed by other investors. Securities that are considered cheaply priced also may include companies reporting poor earnings, companies whose share prices have declined sharply (growth companies that have recently stumbled but in the manager’s opinion still have growth potential), turnarounds or cyclical companies, all of which may have a higher risk of being ignored or rejected, and therefore, undervalued by the market.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly in anticipation of economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in anticipation of economic downturns.

SMALLER AND MIDSIZE COMPANIES

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

FOREIGN SECURITIES

Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates and devaluations by governments), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluation, and policies that have the effect of limiting or restricting foreign investment or the movement of assets), and company risks (unfavorable trading practices, less government supervision, less publicly available information, limited trading markets, and greater volatility). The risks of investing in foreign securities typically are greater in less developed or emerging market countries.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

FSV-2 Franklin Small Cap Value Securities Fund - Class 2

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	Since Inception 05/01/98
Franklin Small Cap Value Securities Fund - Class 2[1]	16.98%	13.55%	9.06%
Russell 2500 Value Index[2]	20.18%	15.51%	11.04%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Because Class 2 shares were not offered until January 6, 1999, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on January 6, 1999, Class 2 reflects an additional 12b-1 fee expense, which also affects future performance.

2. Source: Standard & Poor’s Micropal. The unmanaged Russell 2500 Value Index is market capitalization weighted and measures the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. An index includes reinvested dividend and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

FSV-3 Franklin Small Cap Value Securities Fund - Class 2

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 2
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 2
Management fees	0.51%
Distribution and service (12b-1) fees[1]	0.25%
Other expenses	0.17%
Acquired fund fees and expenses[2]	0.03%
Total annual Fund operating expenses[2,3]	0.96%
Management fee reduction[4]	-0.03%
Net annual Fund operating expenses[2,3,4]	0.93%

1. While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s average daily net assets, the Fund’s board of trustees has set the current rate at 0.25% per year through April 30, 2008.

2. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

4. The manager has agreed in advance to reduce its fee to reflect reduced services from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund or acquired fund). This reduction is required by the board of trustees and an exemptive order by the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$95	$296	$515	$1,143

FSV-4 Franklin Small Cap Value Securities Fund - Class 2

Management

Franklin Advisory Services, LLC (Advisory Services), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the Fund’s investment manager.

The Fund is managed by a team of dedicated professionals focused on investments of small cap value companies. The portfolio managers of the team are as follows:

William J. Lippman PRESIDENT OF ADVISORY SERVICES	Mr. Lippman has been a manager of the Fund since its inception. He has primary responsibility for the investments of the Fund. Mr. Lippman has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1988.

Bruce C. Baughman, CPA SENIOR VICE PRESIDENT OF ADVISORY SERVICES	Mr. Baughman has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1988.

Donald G. Taylor, CPA SENIOR VICE PRESIDENT OF ADVISORY SERVICES	Mr. Taylor has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.

Margaret McGee VICE PRESIDENT OF ADVISORY SERVICES	Ms. McGee has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1988.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisory Services a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2006, the management fee, before any reduction, was 0.51% of the Fund’s average daily net assets. Under an agreement by Advisory Services to reduce its fees to reflect reduced services resulting from the Fund’s investment in the Sweep Money Fund, the Fund paid 0.48% of its average daily net assets to Advisory Services for its services. This reduction is required by the board of trustees and an SEC exemptive order.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

FSV-5 Franklin Small Cap Value Securities Fund - Class 2

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 2	Year ended December 31,
	2006	2005	2004	2003	2002
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	16.79	15.65	12.67	9.61	10.89
Income from investment operations:
Net investment income[a]	0.13	0.13	0.18	0.04	0.04
Net realized and unrealized gains (losses)	2.65	1.23	2.82	3.04	(1.00)
Total from investment operations	2.78	1.36	3.00	3.08	(0.96)
Less distributions from:
Net investment income	(0.12)	(0.12)	(0.02)	(0.02)	(0.04)
Net realized gains	(0.66)	(0.10)	—	—	(0.28)
Total distributions	(0.78)	(0.22)	(0.02)	(0.02)	(0.32)
Net asset value, end of year	18.79	16.79	15.65	12.67	9.61
Total return (%)[b]	16.98	8.77	23.75	32.12	(9.26)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	1,240,892	1,094,120	748,762	333,625	125,302
Ratios to average net assets: (%)
Expenses	0.90 [c]	0.89 [c]	0.92 [c]	0.99	1.01
Net investment income	0.72	0.80	1.34	0.38	0.38
Portfolio turnover rate (%)	16.43 [d]	11.03	9.50	12.52	5.11

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Benefit of expense reduction rounds to less than 0.01%.

d. Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

FSV-6 Franklin Small Cap Value Securities Fund - Class 2

Franklin Small-Mid Cap Growth Securities Fund

Goal and Strategies

The Fund invests its assets predominantly in small-cap and mid-cap companies.

GOAL

The Fund’s investment goal is long-term capital growth.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization (small-cap) companies and mid capitalization (mid-cap) companies. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. Under normal market conditions, the Fund invests predominantly in equity securities.

For this Fund, small capitalization companies are companies within the market capitalization range of companies in the Russell 2500™ Index at the time of purchase and mid capitalization companies are companies within the market capitalization range of companies in the Russell Midcap® Index at the time of purchase. As of January 31, 2007, the market range of the Russell 2500™ Index was $74 million to $8.681 billion and the market capitalization range of the Russell Midcap® Index was $1.185 billion to $20.339 billion. Market capitalization is defined as share price multiplied by the number of shares of common stock outstanding. The manager may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company’s market capitalization exceeds the small or mid cap measures described above.

The Fund may, from time to time, have significant positions in particular sectors such as the technology sector (including electronic technology, technology services, and health technology). In addition to its main investments, the Fund may invest in equity securities of larger companies.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

PORTFOLIO SELECTION

The manager is a research driven, fundamental investor, pursuing a growth strategy. As a “bottom-up” investor focusing primarily on individual securities, the manager chooses companies that have identifiable drivers of future earnings growth and that present, in the manager’s opinion, the best trade-off between that earnings growth, business and financial risk, and valuation. The manager relies on a team of analysts to help provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages likely to lead to growth in earnings and/or share price. Competitive advantages such as a particular product niche, proven technology, sound financial profits and records, and strong management are all factors the manager believes may contribute to strong growth potential.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

FSC-1 Franklin Small-Mid Cap Growth Securities Fund - Class 2

Main Risks

Because the stocks the Fund holds fluctuate in price, the value of your investments in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

GROWTH STYLE INVESTING

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks also may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

SMALLER AND MIDSIZE COMPANIES

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

SECTOR FOCUS

To the extent that the Fund focuses on particular sectors from time to time, the Fund may carry greater risk of adverse developments in a sector than a fund that invests in a wide variety of sectors.

Technology companies. Technology company stocks have been subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies.

Electronic technology and technology services companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete. These factors can affect the profitability of technology companies and, as a result, their value. In addition, because some Internet-related companies are in the emerging stage of development, they are particularly vulnerable to these risks.

Health technology companies are subject to extensive government regulation. This industry is affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning health care reform and changes to the U.S. Food and Drug Administration’s (FDA) approval process, which would, if enacted, affect these industries. As these factors impact the industry, the value of your shares may fluctuate significantly over relatively short periods of time.

LIQUIDITY

Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

FSC-2 Franklin Small-Mid Cap Growth Securities Fund - Class 2

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Franklin Small-Mid Cap Growth Securities Fund - Class 2¹	8.69%	4.44%	7.44%
S&P 500® Index²	15.78%	6.19%	8.42%
Russell Midcap™ Growth Index[2]	10.66%	8.22%	8.62%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Because Class 2 shares were not offered until January 6, 1999, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on January 6, 1999, Class 2’s results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Source: Standard & Poor’s Micropal. The unmanaged Standard & Poor’s 500 Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The unmanaged Russell Midcap Growth Index is market capitalization weighted and measures performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

FSC-3 Franklin Small-Mid Cap Growth Securities Fund - Class 2

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 2
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 2
Management fees	0.48%
Distribution and service (12b-1) fees[1]	0.25%
Other expenses, including administration fees	0.29%
Acquired fund fees and expenses[2]	0.01%
Total annual Fund operating expenses[2,3]	1.03%
Management fee reduction[4]	-0.01%
Net annual Fund operating expenses[2,3,4]	1.02%

1. While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s average daily net assets, the Fund’s board of trustees has set the current rate at 0.25% per year through April 30, 2008.

2. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

4. The manager has agreed in advance to reduce its fee to reflect reduced services from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund or acquired fund). This reduction is required by the board of trustees and an exemptive order by the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$104	$325	$563	$1,248

FSC-4 Franklin Small-Mid Cap Growth Securities Fund - Class 2

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund’s investment manager.

The Fund is managed by a team of dedicated professionals focused on investments of small and mid-cap companies. The portfolio managers of the team are as follows:

Edward B. Jamieson PRESIDENT AND CHIEF INVESTMENT OFFICER OF ADVISERS	Mr. Jamieson has been a manager of the Fund since 2005. He has primary responsibility for the investments of the Fund. Mr. Jamieson has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Mr. Jamieson joined Franklin Templeton Investments in 1987.

Michael McCarthy, CFA SENIOR VICE PRESIDENT OF ADVISERS	Mr. McCarthy has been a manager of the Fund since 1995, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1992.

James Cross PORTFOLIO MANAGER OF ADVISERS	Mr. Cross has been a manager of the Fund since 2006, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1998.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2006, the management fee, before any reduction, was 0.48% of the Fund’s average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund’s investment in the Sweep Money Fund, the Fund paid 0.47% of its average daily net assets to Advisers for its services. This reduction is required by the board of trustees and an SEC exemptive order.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

FSC-5 Franklin Small-Mid Cap Growth Securities Fund - Class 2

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 2	Year ended December 31,
	2006	2005	2004	2003	2002
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	20.36	19.43	17.43	12.70	17.85
Income from investment operations:
Net investment income (loss)[a]	(0.06)	(0.07)	(0.10)	(0.07)	(0.06)
Net realized and unrealized gains (losses)	1.83	1.00	2.10	4.80	(5.05)
Total from investment operations	1.77	0.93	2.00	4.73	(5.11)
Less distributions from net investment income	—	—	—	—	(0.04)
Net asset value, end of year	22.13	20.36	19.43	17.43	12.70
Total return (%)[b]	8.69	4.79	11.47	37.24	(28.68)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	1,184,521	1,166,806	1,142,048	909,946	415,952
Ratios to average net assets: (%)
Expenses	1.01 [c]	0.99 [c]	0.99 [c]	1.01	1.04
Net investment income (loss)	(0.27)	(0.34)	(0.58)	(0.49)	(0.41)
Portfolio turnover rate (%)	50.08	74.39	32.55	45.00	29.59

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Benefit of expense reduction rounds to less than 0.01%.

FSC-6 Franklin Small-Mid Cap Growth Securities Fund - Class 2

Franklin Strategic Income Securities Fund

Goals and Strategies

The Fund invests primarily to predominantly in U.S. and foreign debt securities.

GOALS

The Fund’s principal investment goal is to earn a high level of current income. Its secondary goal is long-term capital appreciation.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets. Debt securities include all varieties of fixed and floating rate income securities, including bonds, mortgage securities and other asset-backed securities, and convertible securities. The Fund shifts its investments among the following general asset classes, and at any given time may have a substantial amount of its assets invested in any one of these classes:

•	High yield and investment grade corporate bonds and preferred stocks of issuers located in the U.S. and foreign countries, including emerging market countries

•	Developed country (non-U.S.) government and agency bonds

•	Emerging market government and agency bonds

•	U.S. government and agency bonds

•	Mortgage securities and other asset-backed securities

•	Floating and variable interest rate investments (which may be issued by corporations or governments and may be asset-backed securities) which are debt securities

•	Bank loans and loan participations

•	Convertible securities, including bonds and preferred stocks

The Fund may invest up to 100% of its assets in high yield, lower-quality debt securities. These securities are either rated below investment grade or, if unrated, determined by the Fund’s manager to be of comparable quality. Investment grade debt securities are rated in the top four rating categories by independent rating organizations such as Standard & Poor’s Ratings Group (S&P®) and Moody’s Investors Service (Moody’s). The below-investment grade debt securities the Fund invests in are generally rated at least Caa by Moody’s or CCC by S&P® or are unrated securities the Fund’s manager determines are of comparable quality. However, the Fund may invest a small portion of its net assets in defaulted debt securities. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager’s internal analysis.

A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Floating and variable interest rate investments are debt securities, the rate of interest on which is usually established as the sum of a base lending rate (such as the prime rate of a designated U.S. bank) plus a specified margin.

The Fund may invest a portion of its assets in credit-linked securities as a means of investing more rapidly and efficiently in permitted segments of the debt securities markets. Credit-linked securities are structured debt securities that derive their value based on the credit risk of one or more reference securities such as corporate debt obligations, credit default swaps on corporate debt or bank loan obligations. Credit-linked securities are a form of derivatives.

The Fund may invest in many different securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. In addition to U.S. Treasury notes and bonds, the Fund may also invest in mortgage-backed securities issued by agencies such as Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae) or Federal Home Loan Mortgage Corporation (Freddie Mac), and asset-backed securities such as Small Business Administration obligations (SBA). The timely payment of principal and interest on U.S. Treasury securities and Ginnie Mae pass-through certificates is backed by the full faith and credit of the U.S. government. Securities issued or guaranteed by Fannie Mae, Freddie Mac, and certain other U.S. government-sponsored entities do not carry this guarantee and are backed only by the credit of such agency instrumentalities.

A mortgage-backed security is an interest in a pool of mortgage loans. Most mortgage securities are pass-through securities, which means that they generally

FSI-1 Franklin Strategic Income Securities Fund - Class 2

provide investors with monthly payments consisting of a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage loans. A convertible security is generally a debt security or preferred stock that may be converted into common stock.

The Fund may invest a portion of its assets in bank loans and loan participations. Loan participations represent fractional interests in company’s indebtedness and are generally made available by banks or other institutional investors.

Derivative investments, such as forward currency exchange contracts, may be used to help manage interest rate and currency risks, protect Fund assets, implement a cash or tax management strategy or enhance Fund income. With derivatives, the manager attempts to predict whether a currency or an underlying investment will increase or decrease in value at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

PORTFOLIO SELECTION

The manager allocates its investments based on its assessment of changing economic, global market, industry, and issuer conditions. The manager uses a “top-down” analysis of macroeconomic trends, combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers, seeking to take advantage of varying sector reactions to economic events. For example, the manager may evaluate business cycles, yield curves, country risk, and the relative interest rates among currencies, and values between and within markets. In selecting debt securities, the manager generally conducts its own analysis of the security’s intrinsic value rather than simply relying on the coupon rate or rating.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goals.

FSI-2 Franklin Strategic Income Securities Fund - Class 2

Main Risks

Changes in interest rates in markets around the world affect the prices of the Fund’s debt securities. If rates rise, the value of the Fund’s debt securities will fall and so too will the Fund’s share price. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

INTEREST RATE

Interest rate changes can be sudden and unpredictable. Debt securities tend to lose market value when interest rates rise and increase in value when interest rates fall. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an adverse effect on the issuers in which the Fund invests because they may find it more difficult to obtain credit to expand, or may have more difficulty meeting interest payments. Decreases in interest rates may reduce the income the Fund receives from floating or variable interest rate investments. A sub-category of interest rate risk is call risk. Some debt securities may be prepaid (called) before maturity. An issuer is more likely to call its debt securities when interest rates are falling because the issuer can issue new securities with lower interest payments. If a debt security is called, the Fund may have to replace it with a lower-yielding security. At any time, the Fund may have a large portion of its assets invested in debt securities subject to call risk. A call or some or all of these debt securities may lower the Fund’s income and yield. Another sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments or the proceeds from a matured debt security, resulting in less income received by the Fund.

CREDIT

An issuer may be unable to make interest payments or repay principal when due. Adverse changes in an issuer’s financial strength or in a security’s credit rating may reduce a security’s value and, thus, impact Fund performance. Subordinated debt securities are riskier because their holders will be paid only after the holders of senior debt securities are paid.

Lower-rated securities. Debt securities that are rated below investment grade and comparable unrated securities generally have more risk than higher-rated securities and can be considered speculative. These securities, which are sometimes called “junk bonds,” generally pay higher yields than higher-rated securities to compensate investors for the higher risk.

Issuers of high yield debt securities are not as strong financially as those with higher credit ratings. Such issuers typically do not have the track record needed to receive an investment grade rating, have borrowed to finance acquisitions or to expand their operations, are seeking to refinance their debt at lower rates, or have been downgraded due to financial difficulties. These issuers are more likely to encounter financial difficulties and are more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates that could prevent them from making interest and principal payments. In addition, banks may tighten their credit standards, which may make it more difficult for issuers with weaker balance sheets to have access to capital to continue operations or to refinance their outstanding debt. If an issuer is not paying or stops paying interest and/or principal, payments may never resume. The Fund may lose its entire investment in a defaulted bond.

The prices of high yield debt securities fluctuate more than the prices of higher quality securities. Prices are especially sensitive to developments affecting the issuer’s operations and to changes in the ratings assigned by rating organizations. In the case of companies, prices are often closely linked with, and typically fluctuate in response to factors that affect their stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield securities are also generally less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.

Loan risk. Bank loans, corporate loans, loan participations and assignments involve credit risk,

FSI-3 Franklin Strategic Income Securities Fund - Class 2

interest rate risk, liquidity risk, and the risks of being a lender. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested. If the Fund purchases a loan, it may only be able to enforce its rights through the lender, and may assume the credit risk of both the lender and the borrower.

Corporate loans in which the Fund may invest may be unrated and generally will not be registered with the SEC or listed on a securities exchange. In addition, the amount of public information available with respect to corporate loans generally will be less extensive than that available for more widely rated, registered and exchange-listed securities. As a result, corporate loans generally are more difficult to value than more widely rated, registered and exchange-listed securities.

U.S. government securities. Although many U.S. government-sponsored entities, such as Fannie Mae, Freddie Mac and the Tennessee Valley Authority, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. The Fund’s investments in securities which are not backed by the full faith and credit of the U.S. government depend upon the ability of the issuing agency or instrumentality to make interest or principal payments, and may not permit recourse against the U.S. Treasury. Accordingly, the issuers of some securities considered to be U.S. government securities may be unable to make principal and interest payments when due.

FOREIGN SECURITIES

Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Certain of the Fund’s investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can dramatically decrease (or increase) the value of the Fund’s foreign portfolio holdings. To the extent the Fund does not hedge, or successfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. There may be less effective government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign issuers may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. issuers, and there may be less publicly available information about them.

Limited markets. Foreign securities markets may be less liquid, and even those that are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be

FSI-4 Franklin Strategic Income Securities Fund - Class 2

less liquid and more volatile than many U.S. securities, which could limit the Fund’s ability to sell them at favorable prices.

Emerging markets. The Fund’s investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

Mortgage-backed securities, including Ginnie Maes, Fannie Maes and Freddie Macs, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage or other loans. During periods of declining interest rates, the volume of principal prepayments generally increases, for example, as borrowers refinance their mortgages at lower rates. The Fund may be forced to reinvest returned principal at lower interest rates, reducing the Fund’s income. For this reason, mortgage-backed securities generally are less effective than other types of securities as a means of “locking in” long-term interest rates. A reduction in the anticipated rate of principal payments, which is most likely to occur during periods of rising interest rates, typically will increase the effective maturity of mortgage-backed securities (extension risk). This makes them more susceptible than other debt securities to a decline in market value when interest rates rise. Issuers of mortgage-backed and asset-backed securities may have limited ability to enforce the security interest in the underlying assets and credit enhancements, if any, may be inadequate in the event of default. Like mortgage securities, asset- backed securities are subject to prepayment and extension risks.

CONVERTIBLE SECURITIES

The value of convertible securities may fluctuate with the market value of the underlying stock or, like a debt security, in response to changes in interest rates and the credit quality of the issuer. Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally also is less volatile than the underlying stock.

CREDIT-LINKED SECURITIES

Credit-linked securities are structured debt securities that derive their value based on the credit risk of one or more reference debt securities such as corporate debt obligations and credit default swaps thereon or bank loan obligations. The Fund may lose money investing in credit-linked securities if a credit event (for example, a bankruptcy or failure to pay interest or principal or a restructuring) occurs with respect to a reference security, if the underlying securities otherwise perform poorly, or if certain counterparties fail to satisfy their obligations. The market for credit-linked securities may suddenly become illiquid, making it difficult for the Fund to sell such securities promptly at an acceptable price.

DERIVATIVE SECURITIES

The performance of derivative investments depends, in part, on the performance of an underlying asset such as stocks or currencies. Derivative investments used by this Fund may involve a small investment relative to the risk assumed. Their successful use will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks also include the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

FSI-5 Franklin Strategic Income Securities Fund - Class 2

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	Since Inception 07/01/99
Franklin Strategic Income Securities Fund - Class 2¹	8.24%	8.70%	7.32%
LB U.S. Aggregate Index²	4.33%	5.06%	6.09%
Lipper Multi Sector Income Funds Classification Average²	6.80%	8.27%	5.96%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Because Class 2 shares were not offered until May 15, 2001, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on May 15, 2001, Class 2’s results reflect an additional 12b-1 fee expense, which also affects future performance. Past expense limitations increased the Fund’s total returns.

2. Sources: Standard & Poor’s Micropal and Lipper, Inc. The unmanaged Lehman Brothers (LB) U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar-denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody’s Investors Service. The unmanaged Lipper Multi-Sector Income Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Multi-Sector Income Funds classification in the Lipper Open-End underlying funds universe. Lipper Multi-Sector Income Funds are defined as funds that seek current income by allocating assets among different fixed income securities sectors (not primarily in one sector except for defensive purposes), including U.S. and foreign governments, with a significant portion rated below investment grade. For the 12-month period ended December 31, 2006, there were 114 funds in this category. Lipper calculations do not include sales charges, but include reinvestment of any income or distributions. Fund performance relative to the average may have differed if these and other factors had been considered. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

FSI-6 Franklin Strategic Income Securities Fund - Class 2

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 2
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 2
Management fees	0.39%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.24%
Acquired fund fees and expenses[1]	0.01%
Total annual Fund operating expenses[1,2]	0.89%
Management fee reduction[3]	-0.01%
Net annual Fund operating expenses[1,2,3]	0.88%

1. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

3. The manager has agreed in advance to reduce its fee to reflect reduced services from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund or acquired fund). This reduction is required by the board of trustees and an exemptive order by the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$90	$281	$488	$1,084

FSI-7 Franklin Strategic Income Securities Fund - Class 2

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund’s investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in U.S. and foreign debt securities. The portfolio managers of the team are as follows:

Eric G. Takaha, CFA SENIOR VICE PRESIDENT OF ADVISERS	Mr. Takaha has been a manager of the Fund since inception, and has been with Franklin Templeton Investments since 1989. He has primary responsibility for the investments of the Fund. Mr. Takaha has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

Christopher J. Molumphy, CFA EXECUTIVE VICE PRESIDENT OF ADVISERS	Mr. Molumphy has been a manager of the Fund since inception, providing research and advice on the purchases and sales of individual securities, and portfolio assessment. He joined Franklin Templeton Investments in 1988.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2006, the management fee, before any reduction, was 0.39% of the Fund’s average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund’s investment in the Sweep Money Fund, the Fund paid 0.38% of its average daily net assets to Advisers for its services. This reduction is required by the board of trustees and an SEC exemptive order.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

FSI-8 Franklin Strategic Income Securities Fund - Class 2

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 2	Year ended December 31,
	2006	2005	2004	2003	2002
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	12.27	12.78	12.05	10.29	9.82
Income from investment operations:
Net investment income[a]	0.65	0.61	0.63	0.62	0.70
Net realized and unrealized gains (losses)	0.31	(0.44)	0.51	1.43	(0.23)
Total from investment operations	0.96	0.17	1.14	2.05	0.47
Less distributions from:
Net investment income	(0.59)	(0.58)	(0.39)	(0.29)	—	[d]
Net realized gains	(0.08)	(0.10)	(0.02)	—	—
Total distributions	(0.67)	(0.68)	(0.41)	(0.29)	—
Net asset value, end of year	12.56	12.27	12.78	12.05	10.29
Total return (%)[b]	8.24	1.46	9.80	20.10	4.81
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	11,753	19,514	4,657	1,841	210
Ratios to average net assets: (%)
Expenses	0.87 [c]	0.91 [c]	0.91 [c]	0.90	0.91
Net investment income	5.26	4.96	5.20	5.44	7.12
Portfolio turnover rate (%)	47.88	40.56	50.21	49.87	45.78
Portfolio turnover rate excluding mortgage dollar rolls	44.58	40.07	38.39	32.74	40.50

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Benefit of expense reduction rounds to less than 0.01%.

d. Includes distributions of net investment income in the amount of $0.003.

FSI-9 Franklin Strategic Income Securities Fund - Class 2

Franklin U.S. Government Fund

Goal and Strategies

The Fund invests predominantly in U.S. government securities.

GOAL

The Fund’s investment goal is income.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. government securities. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. The Fund invests primarily in fixed and variable rate mortgage-backed securities, a substantial amount of which is in securities issued by the Government National Mortgage Association (Ginnie Mae).

Ginnie Maes represent an ownership interest in mortgage loans made by banks and other financial institutions to finance purchases of homes. The individual loans are packaged or “pooled” together for sale to investors. As the underlying mortgage loans are paid off, investors receive periodic principal and interest payments. Ginnie Maes carry a guarantee backed by the full faith and credit of the U.S. government. The guarantee applies only to the timely payment of principal and interest on the mortgages in the pool, and does not apply to the market prices and yields of the Ginnie Maes or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

In addition to Ginnie Maes, the Fund may invest in mortgage-backed and other securities issued or guaranteed by the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac), or other U.S. government-sponsored entities. The Fund also may invest in U.S. government securities backed by other types of assets, including business loans guaranteed by the U.S. Small Business Administration, and obligations of the Tennessee Valley Authority (TVA). Finally, the Fund may invest in U.S. Treasury bonds, notes and bills. Securities issued or guaranteed by Fannie Mae, Freddie Mac, TVA and certain other U.S. government-sponsored entities are not backed by the full faith and credit of the U.S. government, but rather are generally supported only by the creditworthiness of the issuer.

Debt securities in which the Fund invests may be fixed-rate, adjustable-rate, a hybrid of the two, or zero coupon securities. Zero coupon securities are debt securities that make no periodic interest payments but instead are sold at substantial discounts from their value at maturity. The zero coupon bonds purchased by the Fund are typically those which are issued or created by the U.S. government or its agencies, where the interest coupons have been “stripped off” a bond and the rights to principal and interest payments are sold separately.

A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Debt securities tend to increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund may acquire securities on a “when-issued,” “delayed delivery” or “to-be-announced” basis. These transactions are arrangements under which the Fund buys securities that have been authorized but not yet issued, with payment for and delivery of the security scheduled for a future time.

PORTFOLIO SELECTION

The manager generally buys, and holds, high quality income securities. Using this straightforward approach, the manager seeks to produce current income with a high degree of credit safety from a conservatively managed portfolio of U.S. government securities.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

FUS-1 Franklin U.S. Government Fund - Class 2

Main Risks

Changes in interest rates affect the prices of the Fund’s debt securities. If rates rise, the value of the Fund’s debt securities will fall and so too will the Fund’s share price. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

INTEREST RATE

Interest rate changes can be sudden and unpredictable. Debt securities tend to lose market value when interest rates rise and increase in value when interest rates fall. Zero coupon bonds are more sensitive to interest rate changes and their price will fluctuate more than the prices of interest-paying bonds or notes for comparable maturities. In general, securities with longer maturities are more sensitive to these interest rate changes. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments or the proceeds from a matured debt security, resulting in less income received by the Fund.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including Ginnie Maes, Fannie Maes and Freddie Macs, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgages or other loans. During periods of declining interest rates, the volume of principal prepayments generally increases, for example, as borrowers refinance their mortgages at lower rates. The Fund may be forced to reinvest returned principal at lower interest rates, reducing the Fund’s income. For this reason, mortgage-backed securities generally are less effective than other types of debt securities as a means of “locking in” long-term interest rates. A reduction in the anticipated rate of principal payments, which is most likely to occur during periods of rising interest rates, typically will increase the effective maturity of mortgage-backed securities. This makes them more susceptible than other debt securities to a decline in market value when interest rates rise. Issuers may also have limited ability to enforce the security interest in the underlying assets and credit enhancements, if any, may be inadequate in the event of default.

CREDIT

Although many U.S. government-sponsored entities, such as Fannie Mae, Freddie Mac and the Tennessee Valley Authority, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. The Fund’s investments in securities which are not backed by the full faith and credit of the U.S. government depend upon the ability of the issuing agency or instrumentality to make interest or principal payments, and may not permit recourse against the U.S. Treasury. Accordingly, the issuers of some securities considered to be U.S. government securities may be unable to make principal and interest payments when due.

WHEN-ISSUED, DELAYED DELIVERY AND TO-BE-ANNOUNCED PURCHASES

Purchases of securities on a when-issued, delayed delivery or to-be-announced basis are subject to the risk that the value or the yields at delivery may be more or less than the purchase price or yields available when the transaction was entered into.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

FUS-2 Franklin U.S. Government Fund - Class 2

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Franklin U.S. Government Fund - Class 2¹	4.02%	4.34%	5.56%
LB U.S. Government: Intermediate Index²	3.84%	3.92%	5.48%
Lipper VIP General U.S. Government Funds Classification Average²	2.81%	4.46%	5.51%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Because Class 2 shares were not offered until January 6, 1999, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on January 6, 1999, Class 2’s results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Sources: Standard & Poor’s Micropal and Lipper, Inc. The unmanaged Lehman Brothers (LB) U.S. Government Intermediate Index is the intermediate component of the LB U.S. Government Index. The index includes securities issued by the U.S. government or its agencies. These include obligations of the U.S. Treasury with remaining maturity of one year or more and publicly issued debt of U.S. governmental agencies, quasi-federal corporations, and corporate or foreign debt. guaranteed by the U.S. government. The unmanaged Lipper VIP General U.S. Government Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper U.S. Government Funds classification in the Lipper VIP underlying fund universe. For the 12-month period ended December 31, 2006, there were 63 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

FUS-3 Franklin U.S. Government Fund - Class 2

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 2
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 2
Management fees¹	0.49%
Distribution and services (12b-1) fees²	0.25%
Other expenses	0.05%
Total annual Fund operating expenses³	0.79%

1. The Fund administration fee is paid indirectly through the management fee.

2. While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s average daily net assets, the Fund’s board of trustees has set the current rate at 0.25% through April 30, 2008.

3. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$81	$252	$439	$978

FUS-4 Franklin U.S. Government Fund - Class 2

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund’s investment manager.

The Fund is managed by the following dedicated professional focused on investments in U.S. government securities:

Paul W. Varunok PORTFOLIO MANAGER OF ADVISERS	Mr. Varunok has been a manager of the Fund since 2004. He has primary responsibility for the investments of the Fund. Mr. Varunok has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 2001.

The Fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts that he manages and his ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund’s assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2006, the Fund paid 0.49% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

FUS-5 Franklin U.S. Government Fund - Class 2

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

	Year Ended December 31,
Class 2	2006	2005	2004	2003	2002
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	12.59	12.84	13.08	13.49	13.08
Income from investment operations:
Net investment income[a]	0.55	0.50	0.47	0.46	0.66
Net realized and unrealized gains (losses)	(0.07)	(0.20)	(0.04)	(0.16)	0.57
Total from investment operations	0.48	0.30	0.43	0.30	1.23
Less distributions from net investment income	(0.55)	(0.55)	(0.67)	(0.71)	(0.82)
Net asset value, end of year	12.52	12.59	12.84	13.08	13.49
Total return (%)[b]	4.02	2.40	3.48	2.21	9.77
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	374,323	379,662	332,373	240,047	136,875
Ratios to average net assets: (%)
Expenses	0.79 [c]	0.77 [c]	0.79 [c]	0.78	0.79
Net investment income	4.42	3.93	3.65	3.54	5.09
Portfolio turnover rate (%)	23.46	21.46	75.93	72.09	86.86
Portfolio turnover rate excluding mortgage dollar rolls (%)	23.46	15.62	33.63	23.26	38.47

a Based on average daily shares outstanding.

b Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c Benefit of expense reduction rounds to less than 0.01%.

FUS-6 Franklin U.S. Government Fund - Class 2

Franklin Zero Coupon Fund – maturing in December 2010

Goal and Strategies

The Fund seeks to return a reasonably assured targeted dollar amount, predictable at the time of investment, on a specific date in the future by investing predominantly in zero coupon debt securities.

GOAL

The Fund’s investment goal is to provide as high an investment return as is consistent with capital preservation.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests at least 80% of its net assets in zero coupon debt securities. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. Of course, as the Fund approaches its Target Date (see “Maturity,” below), its investments will be made up of increasingly larger amounts of short-term money market investments, including cash and cash equivalents.

The Fund invests primarily to predominantly in U.S. Treasury issued stripped securities and stripped securities issued by the U.S. government, or its agencies or authorities. The Fund may invest some or all of its assets in stripped securities issued by government-sponsored entities which are not backed by the full faith and credit of the U.S. government. When the Fund invests in other than stripped U.S. Treasury securities, the bonds will be rated at least “A” by independent rating organizations such as Standard & Poor’s Ratings Group or Moody’s Investors Services, Inc. or, if unrated, securities determined by the manager to be of comparable quality. The Fund also may invest a lesser amount in zero coupon securities issued by U.S. companies and stripped eurodollar obligations, which are U.S. dollar denominated debt securities typically issued by foreign subsidiaries of U.S. companies.

A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Debt securities tend to increase in value when interest rates fall and decrease in value when interest rates rise. Zero coupon securities are debt securities that make no periodic interest payments but instead are sold at substantial discounts from their value at maturity. The buyer receives the rate of return by the gradual appreciation of the zero coupon bond, which is redeemed at face value on the specified maturity date.

Stripped securities result from the separation of a bond’s interest coupons from the obligation to repay principal. A “coupon” strip is, in essence, a zero coupon bond, which has only the right to the repayment of principal. Stripped U.S. Treasury securities are backed by the full faith and credit of the U.S. government. The guarantee applies only to the timely payment of principal and does not apply to the market prices and yields of the zero coupon bonds or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

PORTFOLIO SELECTION

In selecting investments for the Fund, the manager seeks to keep the average duration of the Fund to within twelve months of its maturity Target Date (see “Maturity,” below). Duration is a measure of the length of an investment, taking into account the timing and amount of any interest payments and the principal repayment. Under normal market conditions, by balancing investments with slightly longer and shorter durations, the manager seeks to reduce its unknown “reinvestment risk.” Since the Fund will not be invested entirely in zero coupon securities maturing on the Target Date but also will invest in money market securities, there will be some reinvestment risk and liquidation costs.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, or is managing the Fund in anticipation of its Target Date (see the next paragraph below), it may invest all or substantially all of the Fund’s assets in U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

MATURITY

The Fund matures on the third Friday of December of 2010 (Target Date). On the Fund’s Target Date, the Fund will be converted into cash. At least 30 days prior to the Target Date, contract owners will be notified and given an opportunity to select another investment option. If the contract owner does not complete an instruction form directing what should be done with the cash proceeds, the proceeds will be automatically invested in a money market fund available under the contract and the contract owners will be notified of such event.

FZ-1 Franklin Zero Coupon Fund – 2010 - Class 2

Main Risks

Changes in interest rates affect the prices of the Fund’s debt securities. If rates rise, the value of the Fund’s debt securities will fall and so too will the Fund’s share price. You could lose money.

The Fund’s main risks may affect its share price, its distributions or income and, therefore, the Fund’s performance.

If Fund shares are redeemed prior to the maturity of the Fund, an investor may receive a significantly different investment return than anticipated at the time of purchase. Therefore, the Zero Coupon Fund may not be appropriate for contract owners who do not plan to invest for the long term or until maturity.

INTEREST RATE

Interest rate changes can be sudden and unpredictable. Debt securities tend to lose market value when interest rates rise and increase in value when interest rates fall. Because zero coupon securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. In general, securities with longer maturities usually are more sensitive to interest rate changes. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments or the proceeds from a matured debt security, resulting in less income received by the Fund.

CREDIT

An issuer may be unable to make interest payments or repay principal when due. Adverse changes in an issuer’s financial strength or in a security’s credit rating may reduce a security’s value and, thus, impact Fund performance. Debt securities rated “A” are regarded as having an adequate capacity to pay principal and interest but are vulnerable to adverse economic conditions and have some speculative characteristics.

U.S. Government-Sponsored Entities. A variety of U.S. government-sponsored entities, such as the Federal Home Loan Mortgage Company (Freddie Mac), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Banks, issue securities in which the Fund may invest. Although such entities may be chartered or sponsored by Acts of Congress, they are not funded by Congressional appropriations; and their securities are neither issued nor guaranteed by the U.S. Treasury and are not supported by the full faith and credit of the U.S. government. In most cases, their securities are supported only by the credit of the government-sponsored entity, standing alone.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

FZ-2 Franklin Zero Coupon Fund – 2010 - Class 2

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Franklin Zero Coupon Fund – maturing in December 2010 - Class 2¹	2.39%	6.12%	7.05%
Merrill Lynch 5-Year Zero Coupon Bond Total Return Index[2]	3.89%	4.99%	6.34%
Merrill Lynch 2-Year Zero Coupon Bond Total Return Index[2]	3.84%	3.06%	4.88%
Lipper VIP Target Maturity Funds Classification Average[2]	2.45%	6.06%	6.77%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Because Class 2 shares were not offered until May 12, 2003, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on May 12, 2003, Class 2’s performance reflects an additional 12b-1 fee expense, which also affects performance.

2. Sources: Standard & Poor’s Micropal; Lipper, Inc. The unmanaged Merrill Lynch 2- and 5-Year Zero Coupon Bond Indexes include zero coupon bonds that pay no interest and are issued at a discount from redemption price. The unmanaged Lipper VIP Target Maturity Funds Classification Average is an equally weighted average calculation for performance figures for all funds within the Lipper Target Maturity Funds Classification in the Lipper VIP underlying funds universe. Lipper Target Maturity Funds invest principally in zero coupon U.S. Treasury Securities or in coupon-bearing U.S. government securities targeted to mature in a specific year. For the 12-month period ended December 31, 2006, there were five funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered, An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

FZ-3 Franklin Zero Coupon Fund – 2010 - Class 2

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 2
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 2
Management fees¹	0.60%
Distribution and service (12b-1) fees²	0.25%
Other expenses	0.07%
Total annual Fund operating expenses³	0.92%

1. The Fund’s administration fees are paid indirectly through the management fees.

2. While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s average daily net assets, the Fund’s board of trustees has set the current rate at 0.25% per year through April 30, 2008.

3. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$94	$293	$509	$1,131

FZ-4 Franklin Zero Coupon Fund – 2010 - Class 2

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Funds’ investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in zero coupon debt securities. The portfolio managers of the team are as follows:

Kent C. Burns, CFA PORTFOLIO MANAGER OF ADVISERS	Mr. Burns has been a manager of the Fund since 2002. He has primary responsibility for the investments of the Fund. Mr. Burns has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1994.

Paul W. Varunok PORTFOLIO MANAGER OF ADVISERS	Mr. Varunok has been a manager of the Fund since 2006, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2001.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund’s assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2006, the Fund paid 0.60% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

FZ-5 Franklin Zero Coupon Fund – 2010 - Class 2

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 2	Year ended December 31,
	2006	2005	2004	2003[d]
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	15.96	16.43	16.52	17.39
Income from investment operations:
Net investment income[a]	0.73	0.76	0.77	0.49
Net realized and unrealized gains (losses)	(0.37)	(0.54)	(0.08)	(0.68)
Total from investment operations	0.36	0.22	0.69	(0.19)
Less distributions from:
Net investment income	(0.60)	(0.68)	(0.78)	(0.68)
Net realized gains	—	(0.01)	—	—
Total distributions	(0.60)	(0.69)	(0.78)	(0.68)
Net asset value, end of year	15.72	15.96	16.43	16.52
Total return (%)[b]	2.39	1.32	4.45	3.40
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	25,982	24,040	14,251	11,649
Ratios to average net assets: (%)
Expenses	0.92 [c]	0.94	0.93	0.93 [e]
Net investment income	4.64	4.68	4.66	4.68 [e]
Portfolio turnover rate (%)	2.00	—	11.74	38.37

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Benefit of expense reduction rounds to less than 0.01%.

d. For the period May 12, 2003 (effective date) to December 31, 2003.

e. Annualized.

FZ-6 Franklin Zero Coupon Fund – 2010 - Class 2

Mutual Discovery Securities Fund

Goal and Strategies

The Fund invests primarily in equity securities of U.S. and foreign companies the manager believes are undervalued.

GOAL

The Fund’s investment goal is capital appreciation.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in:

•	Undervalued securities. Stocks trading at a discount to intrinsic value.

And, to a lesser extent, the Fund also invests in:

•

Risk Arbitrage Securities. Securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers) or that the manager believes are cheap relative to an economically equivalent security of another or the same company.

•	Distressed Companies. Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

In pursuit of its value-oriented strategy, the Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the Fund invests the equity portion of its portfolio substantially in mid- and large cap companies and may invest a significant portion of its equity portfolio in small-cap companies. For these purposes, mid- and large cap companies are considered to be those with market capitalization values (share price multiplied by the number of shares of common stock outstanding) greater than $1.5 billion.

While the Fund generally purchases securities for investment purposes, the manager may seek to influence or control management, or invest in other companies that do so, when the manager believes the Fund may benefit.

The Fund expects to invest substantially and may invest up to 100% of its assets in foreign investments, which may include sovereign debt and participations in foreign government debt. The Fund presently does not intend to invest more than a portion of its assets in securities of emerging market countries.

The Fund generally seeks to hedge (protect) at least a part of its portfolio against currency risks, largely using forward foreign currency exchange contracts when, in the manager’s opinion it would be advantageous to the Fund to do so.

The Fund may also engage from time to time in an “arbitrage” strategy. When engaging in an arbitrage strategy, the Fund typically buys one security while at the same time selling short another security. The Fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Fund attempts to profit from a perceived relationship between the values of the two securities. The Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

The Fund’s investments in Distressed Companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By

MD-1 Mutual Discovery Securities Fund - Class 2

purchasing all or a part of a company’s direct indebtedness, the Fund, in effect, steps into the shoes of the lender. If the loan is secured, the Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Fund generally makes such investments to achieve capital appreciation, rather than to seek income.

A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest.

PORTFOLIO SELECTION

The manager employs a research driven, fundamental value strategy. In choosing equity investments, the manager focuses on the market price of a company’s securities relative to the manager’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the manager’s own analysis of the security’s intrinsic value rather than the coupon rate or rating of the security. The manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

TEMPORARY INVESTMENTS

The manager may keep a portion, which may be significant at times, of the Fund’s assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Fund’s investment criteria exist or that it may otherwise be necessary to maintain liquidity. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below their intrinsic value. In addition, when the manager believes market or economic conditions are unfavorable for investors, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. dollar denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

MD-2 Mutual Discovery Securities Fund - Class 2

Main Risks

Because the investments the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS

Although this may not be the case in foreign markets, in the U.S. stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

VALUE STYLE INVESTING

Value securities may not increase in price as anticipated by the manager, and may even decline in value, if other investors fail to recognize the company’s value, if other investors fail to recognize the companies value, or favor investing in faster growing companies, or if events or factors that the manager believes will increase a security’s value do not occur.

The Fund’s bargain-driven focus may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered “cheaply” priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (such as growth companies that have recently stumbled to levels considered “cheap” in the manager’s opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore, undervalued by the market or losing more value.

RISK ARBITRAGE SECURITIES AND DISTRESSED COMPANIES

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in Risk Arbitrage Securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Fund. Debt obligations of Distressed Companies typically are unrated, lower rated, in default, or close to default. Also, securities of Distressed Companies are generally more likely to become worthless than the securities of more financially stable companies.

FOREIGN SECURITIES

Investing in foreign securities including securities of foreign governments typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Certain of the Fund’s investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can dramatically decrease (or increase) the value of the Fund’s foreign portfolio holdings. To the extent the Fund does not hedge, or successfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices. Brokerage commissions and other fees may be higher for foreign securities. There may be

MD-3 Mutual Discovery Securities Fund - Class 2

less effective government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign issuers may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. issuers, and there may be less publicly available information about them.

Limited markets. Markets may be less liquid, and even those that are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund’s ability to sell them at favorable prices.

Emerging markets. The Fund’s investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

SMALLER AND MIDSIZE COMPANIES

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

CREDIT

An issuer may be unable to make interest payments or repay principal when due. Adverse changes in an issuer’s financial strength or in a security’s credit rating may reduce a security’s value.

Lower-rated and unrated debt securities, including indebtedness and participations. Lower-rated and unrated debt securities generally have more risk, fluctuate more in price, and are less liquid than higher rated securities and can be considered speculative. Prices are especially sensitive to developments affecting the issuer’s operations and to rating changes, and in the case of companies, typically fluctuate in response to factors that affect their stock prices. Issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. The risk that the Fund may lose its entire investment in defaulted bonds is greater in comparison to investing in bonds that are not in default. Purchasers of participations, such as the Fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the Fund takes on the risk as to the creditworthiness of the bank or other financial intermediary issuer, as well as of the company issuing the underlying indebtedness.

HEDGING INSTRUMENTS

The Fund may attempt to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.

Forward foreign currency exchange contracts are considered derivative investments, because their value depends on the value of an underlying asset to be

MD-4 Mutual Discovery Securities Fund - Class 2

purchased or sold. The Fund’s investment in derivatives may involve a small investment relative to the risk assumed. To the extent the Fund enters into these transactions, their successful use will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out its position because the trading market becomes illiquid.

ILLIQUID SECURITIES

The Fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. Illiquid securities may not be readily sold or may only be resold at a price significantly lower than if they were liquid.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

MD-5 Mutual Discovery Securities Fund - Class 2

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Mutual Discovery Securities Fund - Class 2	23.06%	14.54%	11.80%
S&P 500® Index[2]	15.78%	6.19%	8.42%
MSCI World Index[2]	20.65%	10.79%	8.09%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Because Class 2 shares were not offered until January 6, 1999, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on January 6, 1999, Class 2’s results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Source: Standard & Poor’s Micropal. The unmanaged Standard & Poor’s 500 Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The unmanaged Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted, market capitalization-weighted index that is designed to measure equity market performance in global developed markets. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

MD-6 Mutual Discovery Securities Fund - Class 2

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 2
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 2
Management fees	0.80%
Distribution and service (12b-1) fees¹	0.25%
Other expenses	0.23%
Total annual Fund operating expenses²	1.28%

1. While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s average daily net assets, the Fund’s board of trustees has set the current rate at 0.25% per year through April 30, 2008.

2. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$130	$406	$702	$1,546

MD-7 Mutual Discovery Securities Fund - Class 2

Management

Franklin Mutual Advisers, LLC (Franklin Mutual), 101 John F. Kennedy Parkway, Short Hills, NJ 07078, is the Fund’s investment manager.

Under an agreement with Franklin Mutual, Franklin Templeton Investment Management Limited (Investment Management), The Adelphi Building, 1-11 John Adams Street, London, WC2N 6HT, serves as the Fund’ s sub-advisor. Investment Management provides Franklin Mutual with investment management advice and services.

The Fund is managed by a team of dedicated professionals focused on investments in equity securities they consider to be undervalued. The portfolio managers of the team are as follows:

Anne E. Gudefin, CFA PORTFOLIO MANAGER OF INVESTMENT MANAGEMENT	Ms. Gudefin assumed the duties of manager of the Fund in 2005 and became a co-manager in January 2007. She joined Franklin Templeton Investments in 2000.

Charles M. Lahr PORTFOLIO MANAGER OF FRANKLIN MUTUAL	Mr. Lahr assumed the duties of co-manager in January 2007 and has been a portfolio manager of Franklin Mutual since joining Franklin Templeton Investments in 2003. Prior to that time, Mr. Lahr was a senior analyst for the State of Wisconsin Investment Board and also worked for U.S. Bancorp and the Principal Financial Group.

Mandana Hormozi PORTFOLIO MANAGER OF FRANKLIN MUTUAL	Ms. Hormozi assumed the duties of portfolio manager of the Fund in January 2007. Prior to joining Franklin Templeton Investments in 2003, she was a senior vice president in the equity research department at Lazard Freres, and, before that, she was an economic research analyst at Mitsubishi Bank.

As co-managers of the Fund, Ms. Gudefin and Mr. Lahr have equal authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which either may perform these functions, and the nature of these functions, may change from time to time. Ms. Hormozi provides the Fund with research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Franklin Mutual a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2006, the Fund paid 0.80% of its average daily net assets to Franklin Mutual for its services.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

MD-8 Mutual Discovery Securities Fund - Class 2

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 2	Year ended December 31,
	2006	2005		2004		2003	2002
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	18.60	16.25		13.90		10.97	12.50
Income from investment operations:
Net investment income[a]	0.43	0.19		0.21		0.13	0.16
Net realized and unrealized gains (losses)	3.68	2.38		2.30		3.02	(1.29)
Total from investment operations	4.11	2.57		2.51		3.15	(1.13)
Less distributions from:
Net investment income	(0.22)	(0.22)		(0.16)		(0.22)	(0.18)
Net realized gains	(0.76)	—		—		—	(0.22)
Total distributions	(0.98)	(0.22)		(0.16)		(0.22)	(0.40)
Net asset value, end of year	21.73	18.60		16.25		13.90	10.97
Total return (%)[b]	23.06	15.97		18.19		28.99	(9.40)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	1,365,575	811,975		403,560		160,371	37,241
Ratios to average net assets: (%)
Expenses[c]	1.28 [d]	1.28	[d]	1.26	[d]	1.29	1.28
Net investment income	2.19	1.12		1.46		1.23	1.30
Portfolio turnover rate (%)	19.83	22.94		29.81		41.52	47.46
Ratios to average net assets, excluding dividend expense on securities sold short: (%)
Expenses	1.25 [d]	1.25	[d]	1.25	[d]	1.26	1.27

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Includes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

d. Benefit of expense reduction rounds to less than 0.01%.

MD-9 Mutual Discovery Securities Fund - Class 2

Mutual Shares Securities Fund

Goals and Strategies

The Fund invests primarily in U.S. and foreign equity securities of companies the manager believes are undervalued.

GOALS

The Fund’s principal investment goal is capital appreciation. Its secondary goal is income.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in:

•	Undervalued securities. Stocks trading at a discount to intrinsic value.

And, to a lesser extent, the Fund also invests in:

•

Risk Arbitrage Securities. Securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the manager believes are cheap relative to an economically equivalent security of another or the same company.

•	Distressed Companies. Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

In pursuit of its value-oriented strategy, the Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the Fund invests the equity portion of its portfolio predominantly in medium and large capitalization companies and a portion of its equity portfolio in small capitalization companies. For these purposes, medium and large cap companies are considered to be those with market capitalization values (share price multiplied by the number of shares of common stock outstanding) greater than $1.5 billion. The Fund also may invest a portion of its assets in small capitalization companies.

While the Fund generally purchases securities for investment purposes, the manager may seek to influence or control management, or invest in other companies that do so, when the manager believes the Fund may benefit.

The Fund expects to invest significantly in foreign investments, which may include sovereign debt and participations in foreign government debt. A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest.

The Fund generally seeks to hedge (protect) at least a part of its portfolio against currency risks, largely using forward foreign currency exchange contracts when, in the manager’s opinion it would be advantageous to the Fund to do so.

The Fund may also engage from time to time in an “arbitrage” strategy. When engaging in an arbitrage strategy, the Fund typically buys one security while at the same time selling short another security. The Fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Fund attempts to profit from a perceived relationship between the values of the two securities. The Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

The Fund’s investments in Distressed Companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made

MS-1 Mutual Shares Securities Fund - Class 2

available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the Fund, in effect, steps into the shoes of the lender. If the loan is secured, the Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Fund generally makes such investments to achieve capital appreciation, rather than to seek income.

PORTFOLIO SELECTION

The manager employs a research driven, fundamental value strategy. In choosing equity investments, the manager focuses on the market price of a company’s securities relative to the manager’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the manager’s own analysis of the security’s intrinsic value rather than the coupon rate or rating of the security. The manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

TEMPORARY INVESTMENTS

The manager may keep a portion, which may be significant at times, of the Fund’s assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Fund’s investment criteria exist or that it may otherwise be necessary to maintain liquidity. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below their intrinsic value. In addition, when the manager believes market or economic conditions are unusual or unfavorable for investors, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. dollar denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

MS-2 Mutual Shares Securities Fund - Class 2

Main Risks

Because the investments the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS

Although this may not be the case in foreign markets, in the U.S. stocks have historically outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individpual companies or industries, or the securities markets as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

VALUE STYLE INVESTING

Value securities may not increase in price as anticipated by the manager, and may even decline in value, if other investors fail to recognize the company’s value (and do not become buyers, or if they become sellers), or favor investing in faster-growing companies, or if events or factors that the manager believes will increase a security’s value do not occur.

The Fund’s bargain-driven focus may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered “cheaply” priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (sometimes growth companies that have recently stumbled to levels considered “cheap” in the manager’s opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore, undervalued by the market or losing more value.

RISK ARBITRAGE SECURITIES AND DISTRESSED COMPANIES

A merger or other corporate restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in Risk Arbitrage Securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Fund. Debt obligations of Distressed Companies typically are unrated, lower rated, in default, or close to default. Also, securities of Distressed Companies are generally more likely to become worthless than the securities of more financially stable companies.

FOREIGN SECURITIES

Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Certain of the Fund’s investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can dramatically decrease (or increase) the value of the Fund’s foreign portfolio holdings. To the extent the Fund does not hedge, or successfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices. Brokerage commissions and other fees may be higher for foreign securities. There may be less effective government supervision and regulation of foreign stock exchanges, currency markets, trading

MS-3 Mutual Shares Securities Fund - Class 2

systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign issuers may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. issuers, and there may be less publicly available information about them.

Limited markets. Markets may be less liquid, and even those that are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund’s ability to sell them at favorable prices.

SMALLER AND MIDSIZE COMPANIES

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

CREDIT

An issuer may be unable to make interest payments or repay principal when due. Adverse changes in an issuer’s financial strength or in a security’s credit rating may reduce a security’s value.

Lower-rated and unrated debt securities, including indebtedness and participations. Lower-rated and unrated debt securities generally have more risk, fluctuate more in price, and are less liquid than higher rated securities and can be considered speculative. Prices are especially sensitive to developments affecting the issuer’s operations and to rating changes, and in the case of companies, typically fluctuate in response to factors that affect their stock prices. Issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. The risk that the Fund may lose its entire investment in defaulted bonds is greater in comparison to investing in bonds that are not in default. Purchasers of participations, such as the Fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the Fund takes on the risk as to the creditworthiness of the bank or other financial intermediary issuer, as well as of the company issuing the underlying indebtedness.

HEDGING INSTRUMENTS

The Fund may attempt to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.

Forward foreign currency exchange contracts are considered derivative investments, because their value depends on the value of an underlying asset to be purchased or sold. The Fund’s investment in derivatives may involve a small investment relative to the risk assumed. To the extent the Fund enters into these transactions, their successful use will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out its position because the trading market becomes illiquid.

MS-4 Mutual Shares Securities Fund - Class 2

ILLIQUID SECURITIES

The Fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. Illiquid securities may not be readily sold or may only be resold at a price significantly lower than if they were liquid.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

MS-5 Mutual Shares Securities Fund - Class 2

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Mutual Shares Securities Fund - Class 2[1]	18.38%	10.22%	10.19%
S&P 500® Index[2]	15.78%	6.19%	8.42%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Because Class 2 shares were not offered until January 6, 1999, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on January 6, 1999, Class 2’s results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Source: Standard & Poor’s Micropal. The unmanaged Standard & Poor’s 500 Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

MS-6 Mutual Shares Securities Fund - Class 2

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 2
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 2
Management fees	0.60%
Distribution and service (12b-1) fees[1]	0.25%
Other expenses	0.21%
Total annual Fund operating expenses[2]	1.06%

1. While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s average daily net assets, the Fund’s board of trustees has set the current rate at 0.25% per year through April 30, 2008.

2. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$108	$337	$585	$1,294

MS-7 Mutual Shares Securities Fund - Class 2

Management

Franklin Mutual Advisers, LLC (Franklin Mutual), 101 John F. Kennedy Parkway, Short Hills, NJ 07078, is the Fund’s investment manager.

The Fund is managed by a team of dedicated professionals focused on investments in equity securities they consider to be undervalued. The portfolio managers of the team are as follows:

Peter Langerman PRESIDENT AND CHIEF EXECUTIVE OFFICER OF FRANKLIN MUTUAL	Mr. Langerman assumed the duties of portfolio manager of the Fund when he rejoined Franklin Templeton Investments in 2005 and became a co-manager in January 2007. He joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and member of the management team of the Fund, before leaving in 2002 and serving as director of New Jersey’s Division of Investment, overseeing employee pension funds. Between 1986 and 1996, he was employed at Heine Securities Corporation, the predecessor of Franklin Mutual.

F. David Segal PORTFOLIO MANAGER OF FRANKLIN MUTUAL	Mr. Segal assumed the duties of co-manager with Mr. Langerman in January 2007 and had been a portfolio manager of the Fund since joining Franklin Templeton Investments in 2002. Prior to joining Franklin Templeton Investments in 2002, he was an analyst in the Structured Finance Group of MetLife for the period 1999-2002.

Debbie Turner, CFA PORTFOLIO MANAGER OF FRANKLIN MUTUAL	Ms. Turner has been a portfolio manager of the Fund since 2001 and has been with Franklin Templeton Investments since 1996.

As co-managers of the Fund, Mr. Langerman and Mr. Segal have equal authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which either may perform these functions, and the nature of these functions, may change from time to time. Ms. Turner provides the Fund with research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Franklin Mutual a fee for managing the Fund’s assets. For fiscal year ended December 31, 2006, the Fund paid 0.60% of its average daily net assets to Franklin Mutual for its services.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

MS-8 Mutual Shares Securities Fund - Class 2

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 2	Year ended December 31,
	2006	2005	2004		2003	2002
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	18.18	16.64	14.90		12.02	14.03
Income from investment operations:
Net investment income[a]	0.34	0.29	0.18		0.14	0.16
Net realized and unrealized gains (losses)	2.84	1.46	1.68		2.88	(1.77)
Total from investment operations	3.18	1.75	1.86		3.02	(1.61)
Less distributions from:
Net investment income	(0.25)	(0.15)	(0.12)		(0.14)	(0.11)
Net realized gains	(0.65)	(0.06)	—		—	(0.29)
Total distributions	(0.90)	(0.21)	(0.12)		(0.14)	(0.40)
Net asset value, end of year	20.46	18.18	16.64		14.90	12.02
Total return (%)[b]	18.38	10.55	12.63		25.15	(11.81)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	5,140,878	3,596,889	2,464,374		1,469,745	589,738
Ratios to average net assets: (%)
Expenses[c]	1.06 [d]	1.03 [d]	1.00	[d]	1.05	1.05
Net investment income	1.77	1.72	1.15		1.08	1.32
Portfolio turnover rate (%)	19.75	19.59	31.49		55.71	49.80
Ratios to average net assets, excluding dividend expense on securities sold short: (%)
Expenses	0.99 [d]	0.99 [d]	0.98	[d]	1.01	1.04

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Includes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

d. Benefit of expense reduction rounds to less than 0.01%.

MS-9 Mutual Shares Securities Fund - Class 2

Templeton Developing Markets Securities Fund

Goal and Strategies

The Fund invests predominantly in emerging market investments.

GOAL

The Fund’s investment goal is long-term capital appreciation.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests at least 80% of its net assets in emerging market investments. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. Under normal market conditions, the Fund invests primarily to predominantly in equity securities.

Emerging market investments generally include equity securities that trade in emerging markets or are issued by companies that derive at least 50% of total revenue from goods or services produced, or sales made, or that have their principal activities or considerable assets in, or are linked to currencies of, emerging market countries.

Emerging market countries generally include those considered to be emerging by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International World Index. These countries are typically located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. Emerging market equity securities and emerging market countries are more fully described in the SAI.

The manager generally seeks to diversify across both countries and sectors, but may from time to time have significant or substantial investments in one or more countries or sectors in part because in some countries particular sectors dominate.

While the Fund has no specific policy regarding the market capitalization of issuers in which it will invest, because of the nature of emerging market issuers, a significant or substantial amount of the Fund’s investments in equity securities of such issuers may be in small capitalization companies, that is, in companies with a market capitalization less than $1.5 billion.

In addition to its main investments, the Fund may invest up to 20% of its net assets in investments of developed market countries. The Fund also may invest in American, Global and European Depositary Receipts, which are certificates issued by a bank or trust company that represent ownership in underlying securities issued by a domestic or foreign issuer.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. Illiquid securities may not be readily sold or may only be resold at a price significantly lower than if they were liquid.

PORTFOLIO SELECTION

The manager’s investment philosophy is “bottom-up,” value-oriented, and long-term, focusing on the market price of a company’s securities relative to the manager’s evaluation of the company’s potential long-term (typically 5 years) earnings, asset value and cash flow potential. In choosing investments, the Fund’s manager may make onsite visits to companies to assess critical factors such as management strength and local conditions. A company’s historical value measures, including price/earnings ratio, profit margins and liquidation value, may also be considered.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. currency denominated short-term or medium-term (generally less than 5 years for this Fund) investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

TD-1 Templeton Developing Markets Securities Fund - Class 2

Main Risks

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS

Although this may not be the case in foreign markets, in the U.S. stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities markets as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

VALUE STYLE INVESTING

Value stock prices are considered “cheap” relative to the company’s perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company’s value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value.

FOREIGN SECURITIES

Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. Emerging markets in particular can experience significant price volatility in any given year, and even daily. The Fund should be thought of as a long-term investment for the aggressive portion of a well-diversified portfolio.

Currency exchange rates. Many of the Fund’s investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can dramatically decrease (or increase) the value of the Fund’s foreign portfolio holdings. To the extent the Fund does not hedge, or successfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices. Brokerage commissions and other fees may be higher for foreign securities. There may be less effective government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign companies may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. companies, and there may be less publicly available information about them.

Limited markets. Foreign securities markets may be less liquid, and even those which are generally considered to be liquid may become illiquid for short

TD-2 Templeton Developing Markets Securities Fund - Class 2

or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund’s ability to sell them at favorable prices.

Emerging markets. The Fund’s investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Some of the additional significant risks include:

•	Political and social uncertainty.

•	Currency exchange rate volatility.

•	Pervasiveness of corruption and crime.

•	Delays in settling portfolio transactions.

•	Risk of loss arising out of systems of share registration and custody.

•	Markets that are comparatively smaller and less liquid than developed markets. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

•	Less effective or irregular government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies.

•	Currency and capital controls and restrictions (which may have an adverse affect on the value of the securities of companies that trade or operate in emerging market countries).

•	Greater sensitivity to interest rate changes.

SMALLER AND MIDSIZE COMPANIES

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

COUNTRY, SECTOR OR INDUSTRY FOCUS

To the extent the Fund focuses on investments in a particular country, sector or industry from time to time, the Fund may carry a greater risk of loss due to adverse developments affecting that country, industry or sector than a fund that had a wide diversification among the countries, sectors or industries in which it invests.

LIQUIDITY

Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

TD-3 Templeton Developing Markets Securities Fund - Class 2

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Templeton Developing Markets Securities Fund - Class 2[1]	28.09%	25.47%	5.21%
MSCI EM Index[2]	32.59%	26.98%	9.40%
S&P/IFCI Composite Index²	35.11%	28.72%	10.55%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Performance prior to the May 1, 2000 merger reflects the historical performance of Templeton Developing Markets Fund. In addition, because Class 2 shares were not offered until May 1, 1997, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on May 1, 1997, Class 2’s results reflect an additional 12b-1 fee expense which also affects future performance.

2. Source: Standard & Poor’s Micropal. The unmanaged Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets. The unmanaged Standard & Poor’s/International Finance Corporation Investable (S&P/IFCI) Composite Index is a free float-adjusted market capitalization-weighted index designed to measure equity performance in global emerging markets. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

TD-4 Templeton Developing Markets Securities Fund - Class 2

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 2
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 2
Management fees	1.23%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.24%
Total annual Fund operating expenses[1]	1.72%

1. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$175	$542	$933	$2,030

TD-5 Templeton Developing Markets Securities Fund - Class 2

Management

Templeton Asset Management Ltd. (Asset Management), 7 Temasek Boulevard, #38-03, Suntec Tower 1, Singapore 038987, is the Fund’s investment manager. Asset Management has a branch office in Hong Kong.

The Fund is managed by a team of dedicated professionals focused on investments in emerging or developing market securities. The portfolio managers of the team are as follows:

Dr. J. Mark Mobius MANAGING DIRECTOR OF ASSET MANAGEMENT	Dr. Mobius has been a manager of the Fund since inception. He joined Franklin Templeton Investments in 1987. Dr. Mobius has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

Tom Wu DIRECTOR OF ASSET MANAGEMENT	Mr. Wu has been a manager of the Fund since inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1987.

Dennis Lim DIRECTOR OF ASSET MANAGEMENT	Mr. Lim has been a manager of the Fund since inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1990.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Asset Management a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2006, the Fund paid 1.23% of its average daily net assets to Asset Management for its services.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

TD-6 Templeton Developing Markets Securities Fund - Class 2

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 2	Year ended December 31,
	2006		2005		2004		2003	2002
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	10.90		8.67		7.09		4.69	4.76
Income from investment operations:
Net investment income[a]	0.20		0.14		0.09		0.11	0.06
Net realized and unrealized gains (losses)	2.82		2.21		1.63		2.35	(0.06)
Total from investment operations	3.02		2.35		1.72		2.46	—
Less distributions from net investment income	(0.13)		(0.12)		(0.14)		(0.06)	(0.07)
Redemption fees	—	[c]	—	[c]	—		—	—
Net asset value, end of year	13.79		10.90		8.67		7.09	4.69
Total return (%)[b]	28.09		27.43		24.71		52.99	(0.15)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	857,514		650,646		327,569		170,953	80,952
Ratios to average net assets: (%)
Expenses	1.72	[d]	1.78	[d]	1.79	[d]	1.80	1.83
Net investment income	1.68		1.52		1.27		2.10	1.20
Portfolio turnover rate (%)	53.65		31.24		55.67		46.20	57.91

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Amount rounds to less than $0.01 per share.

d. Benefit of expense reduction rounds to less than 0.01%.

TD-7 Templeton Developing Markets Securities Fund - Class 2

Templeton Foreign Securities Fund

Goal and Strategies

The Fund invests predominantly in issuers located outside the U.S., including those in emerging markets.

GOAL

The Fund’s investment goal is long-term capital growth.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. Under normal market conditions, the Fund invests predominantly in equity securities, and, while there are no set percentage targets, the Fund invests primarily to predominantly in large to medium capitalization companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $2 billion.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

The Fund may, from time to time, have significant investments in one or more countries or in particular sectors such as financial services.

The Fund may use various derivative instruments and strategies seeking to protect its assets, implement a cash management strategy or enhance its returns. No more than 5% of the Fund’s total assets may be invested in, or exposed to, options and swap agreements (as measured at the time of investment). With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

PORTFOLIO SELECTION

The manager’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing investments, the Fund’s manager focuses on the market price of a company’s securities relative to its evaluation of the company’s potential long-term earnings, asset value and cash flow. A company’s historical value measures, including price/earnings ratio, profit margins and liquidation value, may also be considered, but are not limiting factors.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

TF-1 Templeton Foreign Securities Fund - Class 2

Main Risks

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS

Although this may not be the case in foreign markets, in the U.S. stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

VALUE STYLE INVESTING

Value stock prices are considered “cheap” relative to the company’s perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company’s value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value.

FOREIGN SECURITIES

Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Many of the Fund’s investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can dramatically decrease (or increase) the value of the Fund’s foreign portfolio holdings. To the extent the Fund does not hedge, or successfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices. Brokerage commissions and other fees may be higher for foreign securities. There may be less effective government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign companies may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. companies, and there may be less publicly available information about them.

Limited markets. Foreign securities markets may be less liquid, and even those that are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund’s ability to sell them at favorable prices.

TF-2 Templeton Foreign Securities Fund - Class 2

Emerging markets. The Fund’s investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

SECTOR AND COUNTRY FOCUS

To the extent that the Fund focuses on particular sectors or countries from time to time, the Fund may carry greater risk of adverse developments in a sector or country than a fund that invests in a wide variety of sectors or countries.

Financial services companies. Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company’s profitability, and therefore its stock price, is especially sensitive to interest rate changes throughout the world as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

DERIVATIVE SECURITIES

The performance of derivative investments depends, in part, on the performance of an underlying asset. Derivatives involve costs, may be volatile, and may involve a small investment relative to the risk assumed. Their successful use will depend on the manager’s ability to predict market movements. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

TF-3 Templeton Foreign Securities Fund - Class 2

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Templeton Foreign Securities Fund - Class 2[1]	21.44%	11.29%	7.91%
MSCI EAFE Index[2]	26.86%	15.43%	8.06%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Performance prior to the May 1, 2000 merger reflects the historical performance of Templeton International Fund. In addition, because Class 2 shares were not offered until May 1, 1997, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on May 1, 1997, Class 2’s results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Source: Standard & Poor’s Micropal. The unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

TF-4 Templeton Foreign Securities Fund - Class 2

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 2
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 2
Management fees	0.63%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.15%
Acquired fund fees and expenses[1]	0.03%
Total annual Fund operating expenses¹	1.06%
Management fee reduction[3]	-0.03%
Net annual Fund operating expenses[1,2,3]	1.03%

1. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

3. The manager has agreed in advance to reduce its fee to reflect reduced services from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund or acquired fund). This reduction is required by the Fund’s board of trustees and an exemptive order by the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$105	$328	$569	$1,259

TF-5 Templeton Foreign Securities Fund - Class 2

Management

Templeton Investment Counsel, LLC (Investment Counsel), Broward Financial Centre, Suite 2100,

Fort Lauderdale, Florida 33394, is the Fund’s investment manager.

Under an agreement with Investment Counsel, Franklin Templeton Investment Management Limited (Investment Management), The Adelphi Building, 1-11 John Adams Street, London, WC2N 6HT, serves as the Fund’s sub-advisor. Investment Management provides Investment Counsel with investment management advice and services.

The Fund is managed by a team of dedicated professionals focused on global investments of issuers outside the U.S. The portfolio managers of the team are as follows:

Peter A. Nori, CFA EXECUTIVE VICE PRESIDENT/PORTFOLIO MANAGER – RESEARCH ANALYST OF INVESTMENT COUNSEL	Mr. Nori has been a manager of the Fund since 1999, and has been with Franklin Templeton Investments since 1987. He has primary responsibility for the investments of the Fund. Mr. Nori has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

Tina Sadler, CFA VICE PRESIDENT/PORTFOLIO MANAGER – RESEARCH ANALYST OF INVESTMENT COUNSEL	Ms. Sadler has been a manager of the Fund since 2003, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment, and has been with Franklin Templeton Investments since 1997.

Tucker Scott, CFA SENIOR VICE PRESIDENT OF INVESTMENT COUNSEL PORTFOLIO MANAGER OF INVESTMENT MANAGEMENT	Mr. Scott has been a manager of the Fund since 2004, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment, and has been with Franklin Templeton Investments since 1996.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Investment Counsel a fee for managing the Fund’s assets. For fiscal year ended December 31, 2006, the management fee, before any reduction, was 0.63% of the Fund’s average daily net assets. Under an agreement by Investment Counsel to reduce its fee to reflect reduced services resulting from the Fund’s investment in the Sweep Money Fund, the Fund paid 0.60% of its average daily net assets to Investment Counsel for its services. This reduction is required by the board of trustees and an SEC exemptive order.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

TF-6 Templeton Foreign Securities Fund - Class 2

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 2	Year ended December 31,
	2006		2005		2004		2003	2002
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	15.63		14.35		12.24		9.42	11.74
Income from investment operations:
Net investment income[a]	0.40		0.26		0.22		0.15	0.17
Net realized and unrealized gains (losses)	2.91		1.19		2.03		2.85	(2.32)
Total from investment operations	3.31		1.45		2.25		3.00	(2.15)
Less distributions from net investment income	(0.21)		(0.17)		(0.14)		(0.18)	(0.17)
Redemption fees	—	[c]	—	[c]	—	[c]	—	—
Net asset value, end of year	18.73		15.63		14.35		12.24	9.42
Total return (%)[b]	21.44		10.17		18.53		32.21	(18.56)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	2,941,374		2,232,990		1,445,928		653,594	299,760
Ratios to average net assets: (%)
Expenses	1.00	[d]	1.02	[d]	1.07	[d]	1.12	1.13
Net investment income	2.38		1.78		1.70		1.56	1.72
Portfolio turnover rate (%)	18.97	[e]	14.61		10.91		18.01	28.12

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Amount rounds to less than $0.01 per share.

d. Benefit of expense reduction rounds to less than 0.01%.

e. Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

TF-7 Templeton Foreign Securities Fund - Class 2

Templeton Global Asset Allocation Fund

Goal and Strategies

The Fund invests in stocks and bonds of U.S. and foreign issuers.

GOAL

The Fund’s investment goal is high total return.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests in equity securities of companies in any country, debt securities of companies and governments of any country, and in money market securities. Under normal market conditions the Fund expects to invest at least 40% of its net assets in foreign securities. The manager seeks to adjust the mix of investments to capitalize on total return potential produced by changing economic conditions throughout the world. There are no minimum or maximum percentage targets for each asset class. Under normal market conditions, the Fund invests substantially to primarily in equity securities.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, notes, and short-term debt investments.

The Fund’s debt investments generally focus on “investment grade” securities. These are securities rated in the top four rating categories by independent rating organizations such as Standard & Poor’s Ratings Group or Moody’s Investors Service or, if unrated, determined by the Fund’s manager to be of comparable quality. The Fund may also invest a portion of its net assets in debt securities that are rated below investment grade or, if unrated, determined by the manager to be of comparable quality, including a small portion in debt securities that are in default at the time of purchase. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager’s internal analysis.

The Fund may use various derivative instruments and strategies seeking to protect its assets, implement a cash management strategy or enhance its returns. The Fund may invest up to 5% of its total assets in swap agreements, put and call options and collars. With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

PORTFOLIO SELECTION

The manager’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing equity investments, the Fund’s manager focuses on the market price of a company’s securities relative to its evaluation of the company’s potential long-term earnings, asset value and cash flow. A company’s historical value measures, including price/earnings ratio, profit margins, and liquidation value, may also be considered, but are not limiting factors.

In choosing debt investments, the Fund’s manager allocates its assets among issuers, geographic regions, and currencies based upon its assessment of relative interest rates among currencies, the manager’s outlook for changes in interest rates and currencies, and credit risks. With respect to debt securities, the manager may also from time to time seek to hedge (protect) against currency risks by using forward currency exchange contracts (Hedging Instruments).

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

TGA-1 Templeton Global Asset Allocation Fund - Class 2

Main Risks

Because the stocks and bonds the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS

Although this may not be the case in foreign markets, in the U.S. stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

VALUE STYLE INVESTING

Value stock prices are considered “cheap” relative to the company’s perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company’s value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value.

FOREIGN SECURITIES

Investing in foreign securities including securities of foreign governments typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Many of the Fund’s investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can dramatically decrease (or increase) the value of the Fund’s foreign portfolio holdings. To the extent the Fund does not hedge, or successfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices. Brokerage commissions and other fees may be higher for foreign securities. There may be less effective government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign issuers may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. issuers, and there may be less publicly available information about them.

Limited markets. Foreign securities markets may be less liquid, and even those that are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund’s ability to sell them at favorable prices.

TGA-2 Templeton Global Asset Allocation Fund - Class 2

Emerging markets. The Fund’s investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

INTEREST RATE

Interest rate changes can be sudden and unpredictable. Debt securities tend to lose market value when interest rates rise and increase in value when interest rates fall. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an adverse effect on the issuers in which the Fund invests because borrowing costs go up and it may be more difficult for them to make interest payments or to obtain credit to expand.

CREDIT

An issuer may be unable to make interest payments or repay principal when due. Adverse changes in an issuer’s financial strength or in a security’s credit rating may reduce a security’s value and, thus, impact Fund performance.

Lower-rated securities. Debt securities that are rated below investment grade and comparable unrated securities generally have more risk than higher-rated securities and can be considered speculative. These securities, which are sometimes called “junk bonds,” generally pay higher yields than higher-rated securities to compensate investors for the higher risk. Issuers of high yield debt securities are not as strong financially, and are more likely to encounter financial difficulties and to be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. If an issuer stops paying interest or principal, payments may never resume. The Fund may lose its entire investment in a defaulted bond.

The prices of high yield debt securities fluctuate more than the prices of higher quality securities. Prices are especially sensitive to developments affecting the issuer’s operations and to changes in the ratings assigned by rating organizations. In the case of companies, prices are often closely linked with, and typically fluctuate in response to factors that affect, their stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, market activity, large sustained sales, a high-profile default, or other factors. High yield securities generally are less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.

DERIVATIVE SECURITIES, INCLUDING HEDGING INSTRUMENTS

The performance of derivative investments, including Hedging Instruments, depends, in part, on the performance of an underlying asset such as bond or stock prices or currency exchange rates. Derivatives used by the Fund involve costs, may be volatile, and may involve a small investment relative to the risk assumed. Their successful use will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

More detailed information about the Fund, its policies and risks can be found in the SAI.

TGA-3 Templeton Global Asset Allocation Fund - Class 2

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Templeton Global Asset Allocation Fund - Class 2[1]	21.11%	12.86%	9.48%
MSCI AC World Index[2]	21.53%	11.31%	8.20%
JPM GBI Global[2]	5.94%	8.31%	5.32%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Performance prior to the May 1, 2000 merger reflects the historical performance of Templeton Asset Allocation Fund. In addition, because Class 2 shares were not offered until May 1, 1997, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on May 1, 1997, Class 2’s results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Source: Standard & Poor’s Micropal. The unmanaged Morgan Stanley Capital International (MSCI) All Country (AC) World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The unmanaged J.P. Morgan (JPM) Government Bond Index (GBI) Global tracks total returns for liquid, fixed-rate, domestic government bonds with maturities greater than one year issued by developed countries globally. An index includes reinvested dividends and/ or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

TGA-4 Templeton Global Asset Allocation Fund - Class 2

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 2
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 2
Management fees	0.62%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.23%
Acquired fund expenses[1]	0.01%
Total annual Fund operating expenses[1,2]	1.11%
Management fee reduction[3]	-0.01%
Net annual Fund operating expenses[1,2,3]	1.10%

1. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

3. The manager has agreed in advance to reduce its fee to reflect reduced services from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund or acquired fund). This reduction is required by the board of trustees and an exemptive order by the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$112	$350	$606	$1,340

TGA-5 Templeton Global Asset Allocation Fund - Class 2

Management

Templeton Investment Counsel, LLC (Investment Counsel), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the Fund’s investment manager.

Under separate agreements with Investment Counsel, Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, and Franklin Templeton Investment Management Limited (Investment Management), The Adelphi Building, 1-11 John Adams Street, London, WC2N 6HT, serve as the Fund’s sub-advisors. Both Advisers and Investment Management provide Investment Counsel with investment management advice and services.

The Fund is managed by two teams of dedicated professionals, one focused on investments in equity securities and one focused in debt securities of companies or governments in any country. The portfolio managers of the teams are as follows:

The team responsible for the equity portion of the Fund is:

Peter A. Nori, CFA EXECUTIVE VICE PRESIDENT/PORTFOLIO MANAGER – RESEARCH ANALYST OF INVESTMENT COUNSEL	Mr. Nori has managed the equity portion of the Fund since 1996. He joined Franklin Templeton Investments in 1987. He has primary responsibility for the equity investments of the Fund. Mr. Nori has final authority over all aspects of the Fund’s equity investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

Tucker Scott, CFA SENIOR VICE PRESIDENT OF INVESTMENT COUNSEL PORTFOLIO MANAGER OF INVESTMENT MANAGEMENT	Mr. Scott has been a manager of the equity portion of the Fund since 1998, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment, and has been with Franklin Templeton Investments since 1996.

Tina Sadler, CFA VICE PRESIDENT/PORTFOLIO MANAGER – RESEARCH ANALYST OF INVESTMENT COUNSEL	Ms. Sadler has been a manager of the equity portion of Fund since 2004, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment, and has been with Franklin Templeton Investments since 1997.

The person responsible for managing the debt portion of the Fund is:

Michael Hasenstab, Ph.D. SENIOR VICE PRESIDENT OF ADVISERS	Dr. Hasenstab has been a manager of the debt portion of the Fund since 2002 and an analyst since 2001. He has primary responsibility for the debt investments of the Fund and has final authority over all aspects of the Fund’s debt investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

TGA-6 Templeton Global Asset Allocation Fund - Class 2

The Fund pays Investment Counsel a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2006, the management fee, before any reduction, was 0.62% of the Fund’s average daily net assets. Under an agreement by Investment Counsel to reduce its fee to reflect reduced services resulting from the Fund’s investment in the Sweep Money Fund, the Fund paid 0.61% of its average daily net assets to Investment Counsel for its services. This reduction is required by the board of trustees and an SEC exemptive order.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

TGA-7 Templeton Global Asset Allocation Fund - Class 2

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 2	Year ended December 31,
	2006	2005	2004	2003	2002
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	20.88	20.94	18.64	14.49	15.41
Income from investment operations:
Net investment income[a]	0.52	0.43	0.43	0.36	0.34
Net realized and unrealized gains (losses)	3.40	0.29	2.41	4.20	(1.00)
Total from investment operations	3.92	0.72	2.84	4.56	(0.66)
Less distributions from:
Net investment income and net foreign currency gains	(1.61)	(0.78)	(0.54)	(0.41)	(0.26)
Net realized gains	(1.44)	—	—	—	—
Total distributions	(3.05)	(0.78)	(0.54)	(0.41)	(0.26)
Net asset value, end of year	21.75	20.88	20.94	18.64	14.49
Total return (%)[b]	21.11	3.55	15.72	31.95	(4.39)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	78,021	68,385	65,806	55,754	39,926
Ratios to average net assets: (%)
Expenses	1.09 [c]	1.10 [c]	1.09 [c]	1.06	1.06
Net investment income	2.66	2.11	2.27	2.29	2.31
Portfolio turnover rate (%)	23.74 [d]	26.23	27.43	34.25	27.27

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Benefit of expense reduction rounds to less than 0.01%.

d. Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

TGA-8 Templeton Global Asset Allocation Fund - Class 2

Templeton Global Income Securities Fund

Goal and Strategies

The Fund invests mainly in debt securities of governments, government agencies and companies located around the world, including a significant amount in emerging markets.

GOAL

The Fund’s investment goal is high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests mainly in the debt securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets. Under normal market conditions the Fund expects to invest at least 40% of its net assets in foreign securities. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, notes, and short-term debt investments.

The Fund focuses on “investment grade” debt securities. These are securities rated in the top four rating categories by independent rating organizations such as Standard & Poor’s Ratings Group or Moody’s Investors Services, Inc. or, if unrated, determined by the Fund’s manager to be of comparable quality. The Fund may also invest in debt securities that are rated below investment grade or, if unrated, determined by the manager to be of comparable quality, including high yield debt securities and debt securities that are in default at the time of purchase. The Fund may invest a portion of its net assets in such high yield, lower-rated debt securities, including debt obligations of emerging market issuers, and a small portion in defaulted debt securities.

Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager’s internal analysis. The Fund may invest in debt securities of any maturity, and the average maturity of debt securities in the Fund’s portfolio will fluctuate depending on the manager’s outlook on changing market, economic, and political conditions.

PORTFOLIO SELECTION

The manager allocates the Fund’s assets among issuers, geographic regions, and currencies based upon its assessment of relative interest rates among currencies, the manager’s outlook for changes in interest rates and currencies, and credit risks. In considering these factors, a country’s changing market, economic, and political conditions, such as inflation rate, growth prospects, global trade patterns, and government policies may be evaluated. The manager seeks to manage the Fund’s exposure to various currencies, and may from time to time seek to hedge (protect) against currency risk by using forward currency exchange contracts (Hedging Instruments).

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

TGI-1 Templeton Global Income Securities Fund - Class 2

Main Risks

Changes in interest rates in markets around the world affect the prices of the Fund’s debt securities. If rates rise, the value of the Fund’s debt securities will fall and so too will the Fund’s share price. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

INTEREST RATE

Interest rate changes can be sudden and unpredictable. Debt securities tend to lose market value when interest rates rise and increase in value when interest rates fall. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an adverse effect on the issuers in which the Fund normally invests because they may find it difficult to make interest payments. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments, the proceeds from a matured debt security or a debt security that has been pre-paid (called), resulting in less income received by the Fund.

FOREIGN SECURITIES

Investing in foreign securities including securities of foreign governments typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Many of the Fund’s investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can dramatically decrease (or increase) the value of the Fund’s foreign portfolio holdings. To the extent the Fund does not hedge, or successfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices. Brokerage commissions and other fees may be higher for foreign securities. There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign issuers may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. issuers, and there may be less publicly available information about them.

Limited markets. Foreign securities markets may be illiquid, and even those that are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund’s ability to sell them at favorable prices.

Emerging markets. The Fund’s investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their

TGI-2 Templeton Global Income Securities Fund - Class 2

economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

CREDIT

An issuer may be unable to make interest payments or repay principal when due. Adverse changes in an issuer’s financial strength or in a security’s credit rating may reduce a security’s value and, thus, impact Fund performance.

Lower-rated securities. Debt securities that are rated below investment grade and comparable unrated securities generally have more risk than higher-rated securities and can be considered speculative. These securities, which are sometimes called “junk bonds,” generally pay higher yields than higher-rated securities to compensate investors for the higher risk. Issuers of high yield debt securities are not as strong financially, and are more likely to encounter financial difficulties and to be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. If an issuer stops paying interest or principal, payments may never resume. The Fund may lose its entire investment on bonds that may be, or fall into default.

The prices of high yield debt securities fluctuate more than the prices of higher quality securities. Prices are especially sensitive to developments affecting the issuer’s operations and to changes in the ratings assigned by rating organizations. In the case of companies, prices are often closely linked with, and typically fluctuate in response to factors that affect, their stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, market activity, large sustained sales, a high-profile default, or other factors. High yield securities generally are less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.

HEDGING INSTRUMENTS

Hedging instruments used by this Fund are considered derivative investments, which may involve a small investment relative to the risk assumed. Their successful use will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid.

NON-DIVERSIFICATION RISK

The Fund is non-diversified as defined by federal securities laws. As such, it may invest a greater portion of its assets in one or more issuers and have a smaller number of issuers than a diversified fund. Therefore, the Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. This may result in greater fluctuation in the value of the Fund’s shares. The Fund intends, however, to meet certain tax diversification requirements.

PORTFOLIO TURNOVER

The manager may rebalance the Fund’s portfolio from time to time to keep interest rate risk, country allocations, and bond maturities at desired levels, which may cause the Fund’s portfolio turnover rate to be high. High turnover will increase the Fund’s transaction costs.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

TGI-3 Templeton Global Income Securities Fund - Class 2

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Templeton Global Income Securities Fund - Class 2[1]	12.77%	13.22%	7.39%
JPM GBI Global²	5.94%	8.31%	5.32%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Because Class 2 shares were not offered until January 6, 1999, Class 2 performance for prior periods represents the historical results of Class 1 shares. For periods beginning on January 6, 1999, Class 2 results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Source: Standard & Poor’s Micropal. The unmanaged J.P. Morgan (JPM) Government Bond Index (GBI) Global tracks total returns for liquid, fixed-rate, domestic government bonds with maturities greater than one year issued by developed countries globally. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

TGI-4 Templeton Global Income Securities Fund - Class 2

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 2
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 2
Management fees¹	0.56%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.16%
Total annual Fund operating expenses[2]	0.97%

1. The Fund administration fee is paid indirectly through the management fee.

2. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$99	$309	$536	$1,190

TGI-5 Templeton Global Income Securities Fund - Class 2

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund’s investment manager.

The Fund is managed by the following dedicated professional focused on investments of debt securities in any country, including emerging markets:

Michael Hasenstab, Ph.D. SENIOR VICE PRESIDENT OF ADVISERS	Dr. Hasenstab has been a manager of the Fund since 2002 and an analyst since 2001. He has primary responsibility for the investments of the Fund. Dr. Hasenstab has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

The Fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts that he manages and his ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund’s assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2006, the Fund paid 0.56% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

TGI-6 Templeton Global Income Securities Fund - Class 2

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 2	Year ended December 31,
	2006		2005	2004	2003	2002
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	14.19		15.64	15.42	13.59	11.33
Income from investment operations:
Net investment income[a]	0.57		0.52	0.60	0.65	0.54
Net realized and unrealized gains (losses)	1.21		(1.00)	1.36	2.33	1.84
Total from investment operations	1.78		(0.48)	1.96	2.98	2.38
Less distributions from net investment income	(0.47)		(0.97)	(1.74)	(1.15)	(0.12)
Redemption fees	—	[c]	— [c]	—	—	—
Net asset value, end of year	15.50		14.19	15.64	15.42	13.59
Total return (%)[b]	12.77		(3.08)	14.74	22.44	21.15
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	205,768		61,255	19,779	5,181	2,119
Ratios to average net assets: (%)
Expenses before expense reduction	1.05		1.03	1.04	1.01	0.98
Expenses net of expense reduction	0.97		0.99	1.03	1.01	0.98
Net investment income	3.84		3.56	4.15	4.47	4.63
Portfolio turnover rate (%)	30.65		30.28	37.39	53.01	27.91

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Amount rounds to less than $0.01 per share.

TGI-7 Templeton Global Income Securities Fund - Class 2

Templeton Growth Securities Fund

Goal and Strategies

The Fund invests primarily in stocks of U.S. and foreign companies

GOAL

The Fund’s investment goal is long-term capital growth.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into).

The Fund may from time to time have significant investments in particular countries or in particular sectors.

In addition to its main investments, depending upon current market conditions, the Fund may invest up to 15% of its net assets in debt securities of companies and governments located anywhere in the world. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, notes, and short-term debt investments.

In order to increase income to the Fund, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers.

The Fund may use various derivative instruments and strategies seeking to protect its assets, implement a cash management strategy or enhance its returns. No more than 5% of the Fund’s total assets may be invested in, or exposed to, options and swap agreements (as measured at the time of investment). With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

PORTFOLIO SELECTION

The manager’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing investments, the Fund’s manager focuses on the market price of a company’s securities relative to its evaluation of the company’s potential long-term earnings, asset value and cash flow. A company’s historical value measures, including price/earnings ratio, profit margins and liquidation value, may also be considered, but are not limiting factors.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

TG-1 Templeton Growth Securities Fund - Class 2

Main Risks

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS

Although this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

VALUE STYLE INVESTING

Value stock prices are considered “cheap” relative to the company’s perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company’s value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline in value.

FOREIGN SECURITIES

Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Many of the Fund’s investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can dramatically decrease (or increase) the value of the Fund’s foreign portfolio holdings. To the extent the Fund does not hedge, or successfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices. Brokerage commissions and other fees may be higher for foreign securities. There may be less effective government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign issuers may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. issuers, and there may be less publicly available information about them.

Limited markets. Foreign securities markets may be less liquid, and even those that are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund’s ability to sell them at favorable prices.

TG-2 Templeton Growth Securities Fund - Class 2

Emerging markets. The Fund’s investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

COUNTRY OR SECTOR FOCUS

To the extent that the Fund focuses on particular countries or sectors from time to time, the Fund may carry greater risk of adverse developments in a country sector than a fund that invests in a wide variety of countries or sectors.

SECURITIES LENDING

The Fund’s loans of portfolio securities may not exceed 30% of the value of the Fund’s total assets. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower.

DERIVATIVE SECURITIES

The performance of derivative investments depends, in part, on the performance of an underlying asset. Derivatives involve costs, may be volatile, and may involve a small investment relative to the risk assumed. Their successful use will depend on the manager’s ability to predict market movements. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

TG-3 Templeton Growth Securities Fund - Class 2

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts or Funds of Funds. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Templeton Growth Securities Fund - Class 2[1]	21.81%	10.63%	9.51%
MSCI World Index[2]	20.65%	10.49%	8.09%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Because Class 2 shares were not offered until January 6, 1999, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on January 6, 1999, Class 2’s results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Source: Standard & Poor’s Micropal. The unmanaged Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

TG-4 Templeton Growth Securities Fund - Class 2

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts or by Funds of Funds. If they were included, your costs would be higher. Investors should consult the variable contract prospectus, disclosure document or Fund of Funds prospectus for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 2
Maximum sales charge (load) imposed on purchases	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 2
Management fees[1]	0.74%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.04%
Total annual Fund operating expenses[3]	1.03%

1. The Fund administration fee is paid indirectly through the management fee.

2. While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s average daily net assets, the Fund’s board of trustees has set the current rate at 0.25% per year through April 30, 2008.

3. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$105	$328	$569	$1,259

TG-5 Templeton Growth Securities Fund - Class 2

Management

Templeton Global Advisors Limited (Global Advisors), Lyford Cay, Nassau, Bahamas, is the Fund’s investment manager.

Under an agreement with Global Advisors, Templeton Asset Management Limited (Asset Management), #7 Temasek Boulevard #38-3, Suntec Tower One, Singapore 038987, serves as the Fund’s sub-advisor. Asset Management provides Global Advisors with investment management advice and assistance.

The Fund is managed by a team of dedicated professionals focused on investments in equity securities of companies anywhere in the world. The portfolio managers of the team are as follows:

Alan Chua, CFA PORTFOLIO MANAGER OF ASSET MANAGEMENT	Mr. Chua has been a manager of the Fund since 2003. He has primary responsibility for the investments of the Fund. Mr. Chua has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1995.

Murdo Murchison, CFA EXECUTIVE VICE PRESIDENT OF GLOBAL ADVISORS	Mr. Murchison has been a manager of the Fund since 2001, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1993.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Global Advisors a fee for managing its assets and providing certain administrative facilities and services to the Fund. For the fiscal year ended December 31, 2006, the Fund paid 0.74% of its average daily net assets to Global Advisors for its services.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

TG-6 Templeton Growth Securities Fund - Class 2

Financial Highlights

This table presents the financial performance of Class 2 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 2	Year ended December 31,
	2006	2005	2004	2003	2002
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	13.81	12.83	11.19	8.59	11.01
Income from investment operations:
Net investment income[a]	0.24	0.20	0.17	0.13	0.13
Net realized and unrealized gains (losses)	2.63	0.93	1.61	2.62	(2.10)
Total from investment operations	2.87	1.13	1.78	2.75	(1.97)
Less distributions from:
Net investment income	(0.20)	(0.15)	(0.14)	(0.15)	(0.23)
Net realized gains	(0.55)	—	—	—	(0.22)
Total distributions	(0.75)	(0.15)	(0.14)	(0.15)	(0.45)
Net asset value, end of year	15.93	13.81	12.83	11.19	8.59
Total return (%)[b]	21.81	8.86	16.03	32.13	(18.49)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	2,821,818	1,912,825	1,189,112	511,659	190,054
Ratios to average net assets: (%)
Expenses	1.03 [c]	1.07 [c]	1.11 [c]	1.13	1.12
Net investment income	1.68	1.56	1.50	1.49	1.44
Portfolio turnover rate (%)	20.29 [d]	22.16	19.13	37.43	30.67

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Benefit of expense reduction rounds to less than 0.01%.

d. Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

TG-7 Templeton Growth Securities Fund - Class 2

Additional Information, All Funds

Regulatory Update

On August 2, 2004, Franklin Resources, Inc. announced that Franklin Advisers, Inc. (Advisers) (investment manager to many of the funds within Franklin Templeton Investments, and an affiliate of the investment managers to the other funds) reached a settlement with the Securities and Exchange Commission (SEC) that resolved the issues resulting from the SEC’s investigation of market timing activity in the Franklin Templeton Investments funds. Under the terms of the settlement and the SEC’s administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC’s approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of that settlement and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC’s findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the Judicial Panel) ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled “In re Mutual Funds Investment Litigation” (the MDL). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. (Distributors) (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC’s investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. Such plan has been prepared and submitted to the SEC for approval. The SEC approved the independent distribution consultant’s proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan was completed in September 2006, in accordance with the terms and conditions of the SEC’s order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

1 Franklin Templeton Variable Insurance Products Trust - Class 2

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on Franklin Resources, Inc.’s website at franklintempleton.com under “Statement on Current Industry Issues.”

DEALER COMPENSATION

Franklin Templeton Distributors, Inc. (Distributors) and/or its affiliates may provide financial support to securities dealers that sell shares of Franklin Templeton funds, or participate in the offering of variable insurance products that invest in the Trust (VIP Qualifying Dealers); such financial support may be made by payments from Distributors’ and/or its affiliates’ resources, including from Distributors’ retention of underwriting concessions and, in the case of Rule 12b-1 share classes, from payments to Distributors under such plans.

Distributors makes these payments in connection with VIP Qualifying Dealers’ efforts to educate financial advisors about our funds. A number of factors will be considered in determining payments, including such dealer’s sales, assets and redemption rates, and the quality of the dealer’s relationship with Distributors. Distributors may, on an annual basis, determine the advisability of continuing these payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, Distributors and/or its affiliates will pay or allow other promotional incentives or payments to dealers. Sale of shares of the Funds, as well as shares of other Franklin Templeton funds, is not considered a factor in the selection of securities dealers to execute the Funds’ portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by VIP Qualifying Dealers is not considered marketing support payments.

You can find further details in the SAI about the payments made by Distributors and/or its affiliates and the services provided by your VIP Qualifying Dealer. While your insurance company’s fees and charges are generally disclosed in the insurance contract prospectus, your VIP Qualifying Dealer may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your insurance company and VIP Qualifying Dealer for information about any payments they receive from Distributors and/or its affiliates and any services they provide, as well as about fees and/or commissions they charge. These payments and other fees and charges are not reflected in the fee table included in this prospectus. Additional disclosure may be included in the insurance contract prospectus.

PORTFOLIO HOLDINGS

A description of the Trust’s policies and procedures regarding the release of portfolio holdings information for each Fund is also available in the Trust’s SAI. Portfolio holdings information can be viewed online at franklintempleton.com.

STATEMENTS AND REPORTS

Contract Owners will receive financial reports for the Funds related to their Contract from the sponsoring Insurer every six months.

ADMINISTRATIVE SERVICES

Franklin Templeton Services, LLC provides business administration services and facilities for each Fund and makes certain payments (see the SAI for more information) to insurance companies out of its own resources for certain administrative services.

Distributions and Taxes

INCOME AND CAPITAL GAINS DISTRIBUTIONS

Each Fund, except the Franklin Money Market Fund, normally intends to pay annual dividends representing substantially all of its net investment income and to distribute annually any net realized capital gains. Franklin Money Market Fund’s net investment income will be declared as a dividend each day and paid monthly. Dividends and capital gains are calculated and distributed the same way for each Fund and for each class of shares. The amount of any income dividends per share will differ for each class, however, generally due to the difference in the applicable Rule 12b-1 fees. Class 1 shares are not subject to Rule 12b-1 fees.

2 Franklin Templeton Variable Insurance Products Trust - Class 2

Dividends paid by a Fund will be automatically reinvested in additional shares of that Fund or, if requested, paid in cash to the insurance company shareholder.

TAX CONSIDERATIONS

Insurance company separate accounts may invest in any of the Funds and classes of the Trust and, in turn, may offer variable annuity and variable life insurance products to investors through insurance contracts. Because the insurance company separate accounts are generally the shareholders in each Fund, all of the tax characteristics of each Fund’s investments flow into the separate accounts and not to each individual contract owner. The tax consequences from each contract owner’s investment in a variable annuity or variable life insurance contract will depend upon the provisions of these contracts, and contract owners should consult with their contract prospectus for more information on these tax consequences.

3 Franklin Templeton Variable Insurance Products Trust - Class 2

Fund Account Information

Buying Shares

Insurance companies offer variable annuity and variable life insurance products to investors including pension plans (Contracts), through separate accounts (Insurers). When shares of the Funds are investment options of Contracts, separate accounts, and not the owners of the Contracts including group contract and pension plan certificate holders (Contract Owners), are generally the shareholders of each Fund. Shares of the Funds may also be purchased by other mutual funds (Funds of Funds).

Shares of each Fund are sold at net asset value (NAV). When sold in connection with Contracts, the Funds correspond with the investment options offered by an Insurer to Contract Owners. The board of trustees monitors the Funds for the existence of any material irreconcilable conflicts of interest between different types of their separate account investors. If there were any such conflicts, the board of trustees will determine what action, if any, shall be taken in response. Please refer to the accompanying contract prospectus for information on how to select a Fund as an investment option.

Contract Owners’ payments will be allocated by the insurance company separate account to sub-accounts that purchase shares of the Fund corresponding with the sub-account chosen by the Contract Owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we or our designees receive the request in proper form. The Funds do not issue share certificates.

Selling Shares

An Insurer that holds shares of a Fund in connection with a Contract sells shares of the Fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of the Contract.

Exchanging Shares

Contract Owners may exchange interests in sub-accounts of an insurance company separate account that corresponds with shares of any one class or Fund, for interests in sub-accounts that correspond with shares of other classes or Funds, subject to the terms and any specific limitations on the exchange (or “transfer”) privilege described in the Contract prospectus.

Frequent exchanges or excessive trading can harm performance and interfere with Fund portfolio management or operations and increase Fund costs. The Funds discourage short-term or excessive trading and may seek to restrict or reject such trading (please see “Market Timing Trading Policy,” below).

Market Timing Trading Policy

The board of trustees has adopted the following policies and procedures with respect to market timing (Market Timing Trading Policy):

Market timing generally. Each Fund discourages and does not intend to accommodate short-term or frequent purchases and redemptions of fund shares, often referred to as “market timing,” and asks its Fund of Fund investors and participating Insurers for their cooperation in trying to discourage such activity in their separate accounts by Contract Owners and their

4 Franklin Templeton Variable Insurance Products Trust - Class 2

financial advisors. Each Fund intends to seek to restrict or reject such trading or take other action, as described below, if in the judgment of the Fund manager or transfer agent such trading may interfere with the efficient management of the Fund’s portfolio, may materially increase the Fund’s transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders.

Market timing consequences. If information regarding trading activity in any Fund or in any other Franklin Templeton fund or non-Franklin Templeton fund is brought to the attention of the Fund’s manager or transfer agent and based on that information the Fund or its manager or transfer agent in their sole discretion conclude that such trading may be detrimental to the Fund as described in this Market Timing Trading Policy, the Fund may temporarily or permanently bar future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which an Insurer or a Fund of Funds may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund).

In considering trading activity, the Fund may consider, among other factors, trading history both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership.

Market timing through Insurers. As a Contract Owner you are also subject to this policy. An Insurer’s order for purchases and/or redemptions pursuant to a Contract Owner’s instructions (including purchases and/or redemptions by an exchange or transfer between a Fund and any mutual fund) are submitted pursuant to aggregated orders (Aggregated Orders). A Fund of Fund’s order for purchases and/or redemptions pursuant to its investors’ instructions are also submitted pursuant to Aggregated Orders. While each Fund will encourage Insurers and Funds of Funds to apply the Fund’s Market Timing Trading Policy to their investors, the Fund is limited in its ability to monitor the trading activity or enforce the Fund’s Market Timing Trading Policy because Insurers and Funds of Funds have the relationships with, and are responsible for maintaining the account records of, the individual investors. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the Aggregated Orders used by Insurers and Fund of Fund investors.

Therefore, each Fund or its agents selectively monitor the Aggregated Orders used by Insurers and Fund of Fund investors for purchases, exchanges and redemptions in respect of all their investors and seek the cooperation of Insurers and Fund of Fund investors to apply the Fund’s Market Timing Trading Policy. There may be legal and technological limitations on the ability of an Insurer or Fund of Fund to impose trading restrictions and to apply the Fund’s Market Timing Trading Policy to their investors through such methods as implementing short-term trading limitations or restrictions, assessing a Fund’s redemption fee (if applicable) and monitoring trading activity for what might be market timing. As a result, the Fund may not be able to determine whether trading by Insurers or Funds of Funds in respect of their investors is contrary to the Fund’s Market Timing Trading Policy.

Risks from market timers. Depending on various factors, including the size of the Fund, the amount of assets the portfolio manager typically maintains in cash or cash equivalents and the dollar amount and number and frequency of trades and the types of securities in which the Fund typically invests, short-term or frequent trading may interfere with the efficient management of the Fund’s portfolio, increase the Fund’s transaction costs, administrative costs and taxes and/or impact Fund performance.

In addition, if the nature of a Fund’s portfolio holdings exposes the Fund to “arbitrage market timers,” the value of the Fund’s shares may be diluted if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices. Arbitrage market timing occurs when an investor seeks to take advantage of the possible delay between the change in the value of a mutual fund’s portfolio holdings and the reflection of the change in the fund’s net asset value per share. A Fund that invests significantly in foreign securities may be

5 Franklin Templeton Variable Insurance Products Trust - Class 2

particularly vulnerable to arbitrage market timing. Arbitrage market timing in foreign investments may occur because of time zone differences between the foreign markets on which the Fund’s international portfolio securities trade and the time as of which the Fund’s NAV is calculated. Arbitrage market timers may purchase shares of the Fund based on events occurring after foreign market closing prices are established, but before calculation of the Fund’s NAV. One of the objectives of the Trust’s fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing (please see “Valuation – Foreign Securities—Potential Impact of Time Zones and Market Holidays”).

Since a Fund may invest significantly in securities that are, or may be, restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid (relatively illiquid securities), a Fund may be particularly vulnerable to arbitrage market timing. An arbitrage market timer may seek to take advantage of a possible differential between the last available market prices for one or more of these relatively illiquid securities that are used to calculate the Fund’s net asset value and the latest indications of market values for those securities. One of the objectives of the Funds’ fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing (please see “Fair Valuation – Individual Securities” under the heading “Fund Account Policies,” below).

Each Fund is currently using several methods to reduce the risk of market timing. These methods include:

•	seeking the cooperation of Insurers and Funds of Funds to assist the Fund in identifying potential market timing activity;
•	committing staff to selectively review on a continuing basis recent trading activity in order to identify trading activity that may be contrary to the Fund’s Market Timing Trading Policy;

•	monitoring potential price differentials following the close of trading in foreign markets to determine whether the application of fair value pricing procedures is warranted; and

•	seeking the cooperation of financial intermediaries to assist the Fund in identifying market timing activity.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, each Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders. There is no assurance that the Fund or its agents will gain access to any or all information necessary to detect market timing in Insurers’ separate accounts. While the Fund will seek to take actions (directly and with the assistance of Insurers) that will detect market timing, it cannot represent that such trading activity can be minimized or completely eliminated.

Revocation of market timing trades. Transactions placed in violation of a Fund’s Market Timing Trading Policy or exchange limit guidelines are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund, in full or in part, following receipt by the Fund.

Involuntary Redemptions

Each Fund reserves the right to close an account (and involuntarily redeem any investment) if it is deemed to have engaged in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the Fund (such as market timing), to the fullest extent permitted by law and consistent with the best interests of the Fund and its shareholders. Involuntary redemptions may be in cash or in kind.

6 Franklin Templeton Variable Insurance Products Trust - Class 2

Fund Account Policies

CALCULATING SHARE PRICE

When they buy and sell shares, the Funds’ shareholders pay and receive the net asset value (NAV) per share.

The value of a mutual fund is determined by deducting the fund’s liabilities from the total assets of the portfolio. The NAV per share of a class of a Fund is determined by dividing the net asset value of the Fund’s share class by the applicable number of shares outstanding of that share class. The Funds’ NAV does not include any fee or sales charge imposed by variable insurance contracts for which the Funds are investment options or Funds of Funds that purchase shares of the Funds. Investors should consult the contract prospectus, disclosure document or Fund of Funds prospectus for more information.

The Funds calculate their NAV per share each business day at the close of trading on the New York Stock Exchange (NYSE) (normally 1:00 p.m. Pacific time). The Funds do not calculate their NAV on days the NYSE is closed for trading, which include New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining their NAV, the Funds value cash and receivables at their realizable amounts, and record interest as accrued and dividends on the ex-dividend date. The Funds generally utilize two independent pricing services to assist in determining a current market value for each security. If market quotations are readily available for portfolio securities listed on a securities exchange or on the Nasdaq National Market System, the Funds value those securities at the last quoted sale price or the official closing price of the day, respectively, or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Funds value over-the-counter portfolio securities within the range of the most recent bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Funds value them according to the broadest and most representative market.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. The Funds rely on third party pricing vendors to monitor for events materially affecting the value of these securities during this period. If an event occurs, the third party pricing vendors will provide revised values to the Funds.

FAIR VALUATION – INDIVIDUAL SECURITIES

Since the Funds may invest in securities that are restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid, there is the possibility of a differential between the last available market prices for one or more of those securities and the latest indications of market values for those securities. The Funds have procedures, approved by the board of trustees, to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities). Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. The board of trustees oversees the application of fair value pricing procedures.

The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were able to sell the security at approximately the time at which a Fund determines its NAV per share.

7 Franklin Templeton Variable Insurance Products Trust - Class 2

SECURITY VALUATION – U.S. PASS-THROUGH SECURITIES, CMO, ABS, MBS

Mortgage pass-through securities (such as Ginnie Mae, Fannie Mae and Freddie Mac), other mortgage-backed securities (MBS), collateralized mortgage obligations (CMOs) and asset-backed securities (ABS), generally trade in the over-the-counter market rather than on a securities exchange. The Funds may value these portfolio securities by utilizing quotations from bond dealers, information with respect to bond and note transactions and may rely on independent pricing services. The Funds’ pricing services use valuation models or matrix pricing to determine current value. In general, they use information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves. Matrix pricing is considered a form of fair value pricing.

SECURITY VALUATION – CORPORATE DEBT SECURITIES

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may value these portfolio securities by utilizing quotations from bond dealers, information with respect to bond and note transactions and may rely on independent pricing services to assist in determining a current market value for each security. The Funds’ pricing services may utilize independent quotations from bond dealers and bond market activity to determine current value.

SECURITY VALUATION – SENIOR SECURED CORPORATE LOANS

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Funds may value these portfolio securities by utilizing quotations from loan dealers and other financial institutions, information with respect to bond and note transactions and may rely on independent pricing services to assist in determining a current market value for each security. These pricing services may utilize independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that incorporate multiple bond characteristics. These characteristics may include dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis.

SECURITY VALUATION – MUNICIPAL SECURITIES – MATRIX PRICING (FAIR VALUATION)

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use valuation models or matrix pricing to determine current value. In general, they use information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date. Matrix pricing is considered a form of fair value pricing.

SECURITY VALUATION – OPTIONS

The Funds value portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option a Fund holds is its last sale price on the relevant exchange before the Fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, a Fund values options within the range of the current closing bid and ask prices if the Fund believes the valuation fairly reflects the contract’s market value.

VALUATION – FOREIGN SECURITIES – COMPUTATION OF U.S. EQUIVALENT VALUE

Each Fund generally determines the value of a foreign security as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the NYSE, if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 1:00 p.m. Pacific time) on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. Occasionally events (such as repatriation limits or restrictions) may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the board of trustees.

8 Franklin Templeton Variable Insurance Products Trust - Class 2

VALUATION – FOREIGN SECURITIES – POTENTIAL IMPACT OF TIME ZONES AND MARKET HOLIDAYS

Trading in securities on foreign securities stock exchanges and over-the-counter markets, such as those in Europe and Asia, may be completed well before the close of business on the NYSE on each day that the NYSE is open. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign portfolio security held by a Fund. As a result, the Fund may be susceptible to what is referred to as “time zone arbitrage.” Certain investors in the Funds may seek to take advantage of discrepancies in the value of a Fund’s portfolio securities as determined by the foreign market at its close and the latest indications of value attributable to the portfolio securities at the time the Fund’s NAV is computed. Trading by these investors, often referred to as “arbitrage market timers,” may dilute the value of the Fund’s shares, if such discrepancies in security values actually exist. To attempt to minimize the possibilities for time zone arbitrage, and in accordance with procedures established and approved by the board of trustees, the managers monitor price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts (ADRs), futures contracts and exchange traded funds).

These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that might call into question the availability (including the reliability) of the values of foreign securities between the times at which they are determined and the close of the NYSE. If such an event occurs, the foreign securities may be valued using fair value procedures established and approved by the board of trustees. In certain circumstances these procedures include the use of independent pricing services. The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated, to discourage potential arbitrage market timing in Fund shares, to mitigate the dilutive impact of such attempted arbitrage market timing and to be fair to purchasing, redeeming and existing shareholders. However, the application of fair value pricing procedures may, on occasion, worsen rather than mitigate the potential dilutive impact of shareholder trading.

In addition, trading in foreign portfolio securities generally, or in securities markets in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE, and on which a Fund’s NAV is not calculated. Thus, the calculation of the Fund’s NAV does not take place contemporaneously with the determination of the prices of many of the foreign portfolio securities used in the calculation. If events affecting the last determined values of these foreign securities occur (determined through the monitoring process described above), the securities will be valued at fair value determined in good faith in accordance with a Fund’s fair value procedures established and approved by the board of trustees.

SHARE CLASSES

Class 1, Class 2 and Class 3 shares of the Funds are identical except that Class 2 and Class 3 each have a distribution plan or “rule 12b-1” plan, as described below for Class 2 shares and in their prospectuses for Class 3 shares. Class 3 shares may assess a 1.00% redemption fee, as described in the prospectuses for Class 3 shares.

Distribution and service (12b-1) fees. Class 2 has a distribution plan, sometimes known as a rule 12b-1 plan, that allows the Funds to pay distribution fees to those who sell and distribute Class 2 shares and provide services to shareholders and Contract Owners. Because these fees are paid out of Class 2’s assets on an on-going basis, over time these fees will increase the cost of an investment, and may cost you more than paying other types of sales charges. While the maximum amount payable under most Funds’ Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s Class 2 average daily net assets, the Board of Trustees has set the current rate at 0.25%. However, Franklin Strategic Income Securities Fund, Templeton Global Asset Allocation Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Templeton Global Income Securities Fund each have a maximum rule 12b-1 plan fee of 0.25% per year. A portion of the fees payable to Franklin

9 Franklin Templeton Variable Insurance Products Trust - Class 2

Templeton Distributors, Inc. (Distributors) or others under the rule 12b-1 plan may be retained by Distributors for distribution expenses.

Subject to applicable law, the board of trustees may from time to time, without the approval, vote or consent of shareholders of any Fund or class, combine, merge or otherwise consolidate the shares of two or more classes of shares of a Fund with and/or into a single class of shares of such Fund, with such designation, preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, terms and conditions of redemption and other characteristics as the board of trustees may determine. Such transactions may be effected through share-for-share exchanges, transfers or sales of assets, shareholder in-kind redemptions and purchases, exchange offers, or any other method approved by the board of trustees.

ADDITIONAL POLICIES

Please note that the Funds maintain additional policies and reserve certain rights, including:

•	Each Fund may restrict, reject or cancel any purchase order, including an exchange request.

•	At any time, the Funds may establish or change investment minimums.

•	The Funds may make material changes to or discontinue the exchange privilege on 60 days’ notice to insurance company or Fund of Fund shareholders, or as otherwise provided by law.

•	Purchases of shares of the Funds (including the purchase side of an exchange) may be made only when such shares are eligible for sale in the appropriate state or jurisdiction.

•	In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

•

For redemptions over a certain amount, a Fund may pay redemption proceeds in securities or other assets rather than cash if the manager determines it is in the best interest of the Fund, consistent with applicable law.

•	To permit their investors to obtain the current price, participating insurance companies are responsible for transmitting all orders to the Funds promptly.

Questions

More detailed information about the Trust and the Funds’ account policies can be found in the Funds’ SAI. If you have any questions about the Funds, you can write to us at One Franklin Parkway, P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/362-6243 (a toll-free number). For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

10 Franklin Templeton Variable Insurance Products Trust - Class 2

For More Information

For information on the Funds, including a free copy of the Funds’ prospectus and Statement of Additional Information, and the Funds’ Annual and Semiannual Reports, contact your financial advisor or the insurance company offering your Contract.

Shares of the Funds are offered generally only to insurance company separate accounts to serve as the investment vehicles for variable insurance contracts (Contracts) and to Funds of Funds; they are not offered to the public. Because of this, the Funds’ offering documents and shareholder reports are not available on our public website at franklintempleton.com.

Not all Funds and classes are available in all Contracts. For information on the terms of investment in a Contract, please consult the Contract prospectus that accompanies this Fund prospectus.

You can learn more about the Funds in the following documents:

Annual/Semiannual Fund Reports to Shareholders

Include a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and, in the annual report only, the Independent Registered Public Accounting Firm’s report.

STATEMENT OF ADDITIONAL INFORMATION

Contains more information about the Funds, their investments, policies, and risks. It is incorporated by reference into (is legally a part of) this prospectus.

You also can obtain information about the Funds by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202/551-8090) or the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov.

Investment Company Act file #811-05583

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Prospectus

Franklin Templeton Variable Insurance Products Trust

Class 3

May 1, 2007

Contents

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

	i	Overview

Information about each Fund you should know before investing		Individual Fund Descriptions
	TD-1	Templeton Developing Markets Securities Fund
	TF-1	Templeton Foreign Securities Fund
	TGI-1	Templeton Global Income Securities Fund

Additional Information, All Funds
	1	Regulatory Update
	2	Dealer Compensation
	2	Portfolio Holdings
	2	Statements and Reports
	2	Administrative Services

Distributions and Taxes
	2	Income and Capital Gains Distributions
	3	Tax Considerations

FUND ACCOUNT INFORMATION
Information about Fund account transactions and services	4	Buying Shares
	4	Selling Shares
	4	Exchanging Shares
	4	Market Timing Trading Policy
	6	Redemption Fee
	7	Involuntary Redemptions
	7	Fund Account Policies
	10	Questions

FOR MORE INFORMATION
Where to learn more about each Fund		Back Cover

MASTER CLASS 3

Franklin Templeton Variable Insurance Products Trust

Overview

Franklin Templeton Variable Insurance Products Trust (the Trust) currently consists of multiple series (Funds), offering a wide variety of investment choices. Funds may be available in multiple classes: Class 1, Class 2 and Class 3. The classes are identical except that Class 2 and Class 3 each has a distribution plan and Class 3 may assess a redemption fee (see “Share Classes” under Fund Account Policies). The Funds are available as investment options in variable annuity or variable life insurance contracts. Shares of the Funds may also be purchased by other mutual funds (Funds of Funds).

INVESTMENT CONSIDERATIONS

•

Each Fund has its own investment strategy and risk profile. Generally, the higher the potential rate of return, the greater the risk of loss. Although stocks in the U.S. historically have outperformed other types of investments over the long term, they tend to go up and down more than other types of investments in the short term. Bonds and other fixed income securities historically have achieved returns less than those of stocks, and with lower risk, although the value of fixed income investments can go up and down over the short term. Money market and other very short-term investments historically have achieved the lowest returns, with the lowest risk.

•

The following give a general sense of the level of fund assets associated with a particular investment or strategy: “small portion” (less than 10%); “portion” (10% to 25%); “significant” (25% to 50%); “substantial” (50% to 66%); “primary” (66% to 80%); and “predominant” (80% or more). The percentages are not limitations unless specifically stated as such in this prospectus or in the Trust’s Statement of Additional Information (SAI).

RISKS

•

There can be no assurance that any Fund will achieve its investment goal. Funds that are actively managed are subject to the risk of the manager’s judgment in the analysis and evaluation of securities selected for investment.

•

All securities markets, interest rates, and currency valuations fluctuate, sometimes dramatically. Because you could lose money by investing in a Fund, take the time to read each Fund description and consider all risks before investing.

•

Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Fund shares involve investment risks, including the possible loss of principal.

ADDITIONAL INFORMATION

More detailed information about each Fund, its investment policies, and its particular risks can be found in the SAI.

MANAGEMENT

The Funds’ investment managers and their affiliates manage $576 billion in assets, as of March 31, 2007. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Series organization became part of the Franklin Templeton organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Today, Franklin Templeton Investments is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment goals.

i

Templeton Developing Markets Securities Fund

Goal and Strategies

The Fund invests predominantly in emerging market investments.

GOAL

The Fund’s investment goal is long-term capital appreciation.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests at least 80% of its net assets in emerging market investments. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. Under normal market conditions, the Fund invests primarily to predominantly in equity securities.

Emerging market investments generally include equity securities that trade in emerging markets or are issued by companies that derive at least 50% of total revenue from goods or services produced, or sales made, or that have their principal activities or considerable assets in, or are linked to currencies of, emerging market countries.

Emerging market countries generally include those considered to be emerging by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International World Index. These countries are typically located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. Emerging market equity securities and emerging market countries are more fully described in the SAI.

The manager generally seeks to diversify across both countries and sectors, but may from time to time have significant or substantial investments in one or more countries or sectors in part because in some countries particular sectors dominate.

While the Fund has no specific policy regarding the market capitalization of issuers in which it will invest, because of the nature of emerging market issuers, a significant or substantial amount of the Fund’s investments in equity securities of such issuers may be in small capitalization companies, that is, in companies with a market capitalization less than $1.5 billion.

In addition to its main investments, the Fund may invest up to 20% of its net assets in investments of developed market countries. The Fund also may invest in American, Global and European Depositary Receipts, which are certificates issued by a bank or trust company that represent ownership in underlying securities issued by a domestic or foreign issuer.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. Illiquid securities may not be readily sold or may only be resold at a price significantly lower than if they were liquid.

PORTFOLIO SELECTION

The manager’s investment philosophy is “bottom-up,” value-oriented, and long-term, focusing on the market price of a company’s securities relative to the manager’s evaluation of the company’s potential long-term (typically 5 years) earnings, asset value and cash flow potential. In choosing investments, the Fund’s manager may make onsite visits to companies to assess critical factors such as management strength and local conditions. A company’s historical value measures, including price/earnings ratio, profit margins and liquidation value, may also be considered.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. or non- U.S. currency denominated short-term or medium-term (generally less than 5 years for this Fund) investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

TD-1 Templeton Developing Markets Securities Fund - Class 3

Main Risks

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS

Although this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

VALUE STYLE INVESTING

Value stock prices are considered “cheap” relative to the company’s perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company’s value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value.

FOREIGN SECURITIES

Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. Emerging markets in particular can experience significant price volatility in any given year, and even daily. The Fund should be thought of as a long-term investment for the aggressive portion of a well-diversified portfolio.

Currency exchange rates. Many of the Fund’s investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can dramatically decrease (or increase) the value of the Fund’s foreign portfolio holdings. To the extent the Fund does not hedge, or successfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices. Brokerage commissions and other fees may be higher for foreign securities. There may be less effective government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign companies may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. companies, and there may be less publicly available information about them.

Limited markets. Foreign securities markets may be less liquid, and even those which are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be

TD-2 Templeton Developing Markets Securities Fund - Class 3

less liquid and more volatile than many U.S. securities, which could limit the Fund’s ability to sell them at favorable prices.

Emerging markets. The Fund’s investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Some of the additional significant risks include:

•	Political and social uncertainty.

•	Currency exchange rate volatility.

•	Pervasiveness of corruption and crime.

•	Delays in settling portfolio transactions.

•	Risk of loss arising out of systems of share registration and custody.

•	Markets that are comparatively smaller and less liquid than developed markets. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

•	Less effective or irregular government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies.

•	Currency and capital controls and restrictions (which may have an adverse affect on the value of the securities of companies that trade or operate in emerging market countries).

•	Greater sensitivity to interest rate changes.

SMALLER AND MIDSIZE COMPANIES

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

COUNTRY, SECTOR OR INDUSTRY FOCUS

To the extent the Fund focuses on investments in a particular country, sector or industry from time to time, the Fund may carry a greater risk of loss due to adverse developments affecting that country, industry or sector than a fund that had a wide diversification among the countries, sectors or industries in which it invests.

LIQUIDITY

Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

TD-3 Templeton Developing Markets Securities Fund - Class 3

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, the returns shown below would be lower.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Templeton Developing Markets Securities Fund - Class 3[1]	28.17%	25.52%	5.23%
MSCI EM Index[2]	32.59%	26.98%	9.40%
S&P/IFCI Composite Index²	35.11%	28.72%	10.55%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Performance prior to the May 1, 2000 merger reflects the historical performance of Templeton Developing Markets Fund. In addition, since Class 2 shares were not offered until May 1, 1997 and Class 3 shares were not offered until May 1, 2004, the historical performance for periods prior to May 1, 1997 represents the historical results of Class 1 shares and for periods from May 1, 1997 through April 30, 2004 represents the historical results of Class 2 Fund performance. Both Class 2 and Class 3 performance reflects a 12b-1 expense, which will also affect future performance.

2. Source: Standard & Poor’s Micropal. The unmanaged Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets. The unmanaged Standard & Poor’s/International Finance Corporation Investable (S&P/IFCI) Composite Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance in global emerging markets. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

TD-4 Templeton Developing Markets Securities Fund - Class 3

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 3
Maximum sales charge (load) imposed on purchases	N/A
Redemption fee on interests in separate accounts held less than 60 days (as a % of the amount redeemed)¹	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Class 3
Management fees	1.23%
Distribution and service (12b-1) fees²	0.25%
Other expenses	0.24%
Total annual Fund operating expenses[3]	1.72%

1. Using standard routing criteria. The redemption fee is retained by the Fund. For more details, see “Redemption Fee” under “Fund Account Information.”

2. While the maximum amount payable under the Fund’s Class 3 rule 12b-1 plan is 0.35% of the Fund’s average daily net assets per year, the Fund’s board of trustees has set the current rate at 0.25% per year through April 30, 2008.

3. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown¹;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$175	$542	$933	$2,030

1. The redemption fees are not reflected in the Example, which assumes an investment in Class 3 shares for periods of at least one year.

TD-5 Templeton Developing Markets Securities Fund - Class 3

Management

Templeton Asset Management Ltd. (Asset Management), 7 Temasek Boulevard, #38-03, Suntec Tower 1, Singapore 038987, is the Fund’s investment manager. Asset Management has a branch office in Hong Kong.

The Fund is managed by a team of dedicated professionals focused on investments in emerging or developing market securities. The portfolio managers of the team are as follows:

Dr. J. Mark Mobius MANAGING DIRECTOR OF ASSET MANAGEMENT	Dr. Mobius has been a manager of the Fund since inception. He joined Franklin Templeton Investments in 1987. Dr. Mobius has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

Tom Wu DIRECTOR OF ASSET MANAGEMENT	Mr. Wu has been a manager of the Fund since inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1987.

Dennis Lim DIRECTOR OF ASSET MANAGEMENT	Mr. Lim has been a manager of the Fund since inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1990.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Asset Management a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2006, the Fund paid 1.23% of its average daily net assets to Asset Management for its services.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

TD-6 Templeton Developing Markets Securities Fund - Class 3

Financial Highlights

This table presents the financial performance of Class 3 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 3	Year ended December 31,
	2006		2005		2004[e]
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	10.90		8.68		7.13
Income from investment operations:
Net investment income[a]	0.20		0.04		0.08
Net realized and unrealized gains (losses)	2.83		2.32		1.61
Total from investment operations	3.03		2.36		1.69
Less distributions from net investment income	(0.15)		(0.14)		(0.14)
Redemption fees	—	[c]	—	[c]	—
Net asset value, end of year	13.78		10.90		8.68
Total return (%)[b]	28.17		27.45		24.15
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	43,372		11,521		12
Ratios to average net assets: (%)
Expenses	1.72	[d]	1.78	[d]	1.54	[d,f]
Net investment income	1.68		1.52		1.52	[f]
Portfolio turnover rate (%)	53.65		31.24		55.67

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

c. Amount rounds to less than $0.01 per share.

d. Benefit of expense reduction rounds to less than 0.01%.

e. For the period May 1, 2004 (effective date) to December 31, 2004.

f. Annualized.

TD-7 Templeton Developing Markets Securities Fund - Class 3

Templeton Foreign Securities Fund

Goal and Strategies

The Fund invests predominantly in issuers located outside the U.S., including those in emerging markets.

GOAL

The Fund’s investment goal is long-term capital growth.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. Under normal market conditions, the Fund invests predominantly in equity securities, and, while there are no set percentage targets, the Fund invests primarily to predominantly in large to medium capitalization companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $2 billion.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

The Fund may, from time to time, have significant investments in one or more countries or in particular sectors such as financial services.

The Fund may use various derivative instruments and strategies seeking to protect its assets, implement a cash management strategy or enhance its returns. No more than 5% of the Fund’s total assets may be invested in, or exposed to, options and swap agreements (as measured at the time of investment). With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

PORTFOLIO SELECTION

The manager’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing investments, the Fund’s manager focuses on the market price of a company’s securities relative to its evaluation of the company’s potential long-term earnings, asset value and cash flow. A company’s historical value measures, including price/earnings ratio, profit margins and liquidation value, may also be considered, but are not limiting factors.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

TF-1 Templeton Foreign Securities Fund - Class 3

Main Risks

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS

Although this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

VALUE STYLE INVESTING

Value stock prices are considered “cheap” relative to the company’s perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company’s value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value.

FOREIGN SECURITIES

Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Many of the Fund’s investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can dramatically decrease (or increase) the value of the Fund’s foreign portfolio holdings. To the extent the Fund does not hedge, or successfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices. Brokerage commissions and other fees may be higher for foreign securities. There may be less effective government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign companies may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. companies, and there may be less publicly available information about them.

Limited markets. Foreign securities markets may be less liquid, and even those that are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund’s ability to sell them at favorable prices.

Emerging markets. The Fund’s investments in emerging market countries are subject to all the risks

TF-2 Templeton Foreign Securities Fund - Class 3

of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

SECTOR AND COUNTRY FOCUS

To the extent that the Fund focuses on particular sectors or countries from time to time, the Fund may carry greater risk of adverse developments in a sector or country than a fund that invests in a wide variety of sectors or countries.

Financial services companies. Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company’s profitability, and therefore its stock price, is especially sensitive to interest rate changes throughout the world as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

DERIVATIVE SECURITIES

The performance of derivative investments depends, in part, on the performance of an underlying asset. Derivatives involve costs, may be volatile, and may involve a small investment relative to the risk assumed. Their successful use will depend on the manager’s ability to predict market movements. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

TF-3 Templeton Foreign Securities Fund - Class 3

Performance

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, the returns shown below would be lower.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Templeton Foreign Securities Fund - Class 3[1]	21.46%	11.29%	7.91%
MSCI EAFE Index[2]	26.86%	15.43%	8.06%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. Performance prior to the May 1, 2000 merger reflects the historical performance of Templeton International Fund. In addition, since Class 2 shares were not offered until May 1, 1997, and Class 3 were not offered until May 1, 2004, the historical performance for periods prior to May 1, 1997, represents the historical results of Class 1 shares and for periods from May 1, 1997 through April 30, 2004, represent the historical results of Class 2 Fund performance. Both Class 2 and Class 3 performances reflect a 12b-1 expense, which will also affect future performance.

1. Source: Standard & Poor’s Micropal. The unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

TF-4 Templeton Foreign Securities Fund - Class 3

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 3
Maximum sales charge (load) imposed on purchases	N/A
Redemption fee on interests in separate accounts held less than 60 days (as a % of the amount redeemed)¹	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Class 3
Management fees	0.63%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.15%
Acquired fund fees and expenses[3]	0.03%
Total annual Fund operating expenses[3,4]	1.06%
Management fee reduction[5]	-0.03%
Net annual Fund operating expenses[3,4,5]	1.03%

1. Using standard rounding criteria. The redemption fee is retained by the Fund. For more details, see “Redemption Fee” under “Fund Account Information.”

2. While the maximum amount payable under the Fund’s Class 3 rule 12b-1 plan is 0.35% of the Fund’s average daily net assets per year, the Fund’s board of trustees has set the current rate at 0.25% per year through April 30, 2008.

3. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

4. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

5. The manager has agreed in advance to reduce its fee to reflect reduced services from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund or acquired fund). This reduction is required by the board of trustees and an exemptive order by the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown¹;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 3	$105	$328	$569	$1,259

1. The redemption fees are not reflected in the Example, which assumes an investment in Class 3 shares for periods of at least one year.

TF-5 Templeton Foreign Securities Fund - Class 3

Management

Templeton Investment Counsel, LLC (Investment Counsel), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the Fund’s investment manager.

Under an agreement with Investment Counsel, Franklin Templeton Investment Management Limited (Investment Management), The Adelphi Building, 1-11 John Adams Street, London, WC2N 6HT, serves as the Fund’s sub-advisor. Investment Management provides Investment Counsel with investment management advice and services.

The Fund is managed by a team of dedicated professionals focused on global investments of issuers outside the U.S. The portfolio managers of the team are as follows:

Peter A. Nori, CFA EXECUTIVE VICE PRESIDENT/PORTFOLIO MANAGER - RESEARCH ANALYST OF INVESTMENT COUNSEL	Mr. Nori has been a manager of the Fund since 1999, and has been with Franklin Templeton Investments since 1987. He has primary responsibility for the investments of the Fund. Mr. Nori has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

Tina Sadler, CFA VICE PRESIDENT/PORTFOLIO MANAGER - RESEARCH ANALYST OF INVESTMENT COUNSEL	Ms. Sadler has been a manager of the Fund since 2003, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment, and has been with Franklin Templeton Investments since 1997.

Tucker Scott, CFA SENIOR VICE PRESIDENT OF INVESTMENT COUNSEL PORTFOLIO MANAGER OF INVESTMENT MANAGEMENT

Mr. Scott has been a manager of the Fund since 2004, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment, and has been with Franklin Templeton Investments since 1996.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Investment Counsel a fee for managing the Fund’s assets. For fiscal year ended December 31, 2006, the management fee, before any reduction, was 0.63% of the Fund’s average daily net assets. Under an agreement by Investment Counsel to reduce its fee to reflect reduced services resulting from the Fund’s investment in the Sweep Money Fund, the Fund paid 0.60% of its average daily net assets to Investment Counsel for its services. This reduction is required by the board of trustees and an SEC exemptive order.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

TF-6 Templeton Foreign Securities Fund - Class 3

Financial Highlights

This table presents the financial performance of Class 3 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 3	Year ended December 31,
	2006		2005		2004[h]
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	15.60		14.35		12.48
Income from investment operations:
Net investment income[a]	0.37		0.25		0.09
Net realized and unrealized gains (losses)	2.94		1.18		1.92
Total from investment operations	3.31		1.43		2.01
Less distributions from net investment income	(0.23)		(0.18)		(0.14)
Redemption fees	—	[c]	—	[c]	—	[c]
Net asset value, end of year	18.68		15.60		14.35
Total return (%)[b]	21.46		10.13		16.25
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	150,417		47,462		16,559
Ratios to average net assets: (%)
Expenses	1.00	[d]	1.02	[d]	1.07	[d,g]
Net investment income	2.38		1.78		1.70	[g]
Portfolio turnover rate (%)	18.97	[e]	14.61		10.91

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

c. Amount rounds to less than $0.01 per share.

d. Benefit of expense reduction rounds to less than 0.01%.

e. Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

f. For the period May 1, 2004 (effective date) to December 31, 2004.

g. Annualized.

TF-7 Templeton Foreign Securities Fund - Class 3

Templeton Global Income Securities Fund

Goal and Strategies

The Fund invests mainly in debt securities of governments, government agencies and companies located around the world, including a significant amount in emerging markets.

GOAL

The Fund’s investment goal is high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

MAIN INVESTMENTS

Under normal market conditions, the Fund invests mainly in the debt securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets. Under normal market conditions the Fund expects to invest at least 40% of its net assets in foreign securities. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, notes, and short-term debt investments.

The Fund focuses on “investment grade” debt securities. These are securities rated in the top four rating categories by independent rating organizations such as Standard & Poor’s Ratings Group or Moody’s Investors Services, Inc. or, if unrated, determined by the Fund’s manager to be of comparable quality. The Fund may also invest in debt securities that are rated below investment grade or, if unrated, determined by the manager to be of comparable quality, including high yield debt securities and debt securities that are in default at the time of purchase. The Fund may invest a portion of its net assets in such high yield, lower-rated debt securities, including debt obligations of emerging market issuers, and a small portion in defaulted debt securities.

Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager’s internal analysis. The Fund may invest in debt securities of any maturity, and the average maturity of debt securities in the Fund’s portfolio will fluctuate depending on the manager’s outlook on changing market, economic, and political conditions.

PORTFOLIO SELECTION

The manager allocates the Fund’s assets among issuers, geographic regions, and currencies based upon its assessment of relative interest rates among currencies, the manager’s outlook for changes in interest rates and currencies, and credit risks. In considering these factors, a country’s changing market, economic, and political conditions, such as inflation rate, growth prospects, global trade patterns, and government policies may be evaluated. The manager seeks to manage the Fund’s exposure to various currencies, and may from time to time seek to hedge (protect) against currency risk by using forward currency exchange contracts (Hedging Instruments).

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. currency denominated short-term investments, including cash or cash equivalents and money market fund shares. In these circumstances, the Fund may be unable to pursue its investment goal.

TGI-1 Templeton Global Income Securities Fund - Class 3

Main Risks

Changes in interest rates in markets around the world affect the prices of the Fund’s debt securities. If rates rise, the value of the Fund’s debt securities will fall and so too will the Fund’s share price. You could lose money.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

INTEREST RATE

Interest rate changes can be sudden and unpredictable. Debt securities tend to lose market value when interest rates rise and increase in value when interest rates fall. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an adverse effect on the issuers in which the Fund normally invests because they may find it difficult to make interest payments. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments, the proceeds from a matured debt security or a debt security that has been pre-paid (called), resulting in less income received by the Fund.

FOREIGN SECURITIES

Investing in foreign securities including securities of foreign governments typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Many of the Fund’s investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can dramatically decrease (or increase) the value of the Fund’s foreign portfolio holdings. To the extent the Fund does not hedge, or successfully hedges, its currency exposure, these currency exchange rate changes can have a disproportionate impact on the Fund’s performance, even accounting for most of the gain or loss in a particular period.

Political and economic developments. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Trading practices. Brokerage commissions and other fees may be higher for foreign securities. There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign issuers may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. issuers, and there may be less publicly available information about them.

Limited markets. Foreign securities markets may be illiquid, and even those that are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund’s ability to sell them at favorable prices.

Emerging markets. The Fund’s investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation

TGI-2 Templeton Global Income Securities Fund - Class 3

or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

CREDIT

An issuer may be unable to make interest payments or repay principal when due. Adverse changes in an issuer’s financial strength or in a security’s credit rating may reduce a security’s value and, thus, impact Fund performance.

Lower-rated securities. Debt securities that are rated below investment grade and comparable unrated securities generally have more risk than higher-rated securities and can be considered speculative. These securities, which are sometimes called “junk bonds,” generally pay higher yields than higher-rated securities to compensate investors for the higher risk. Issuers of high yield debt securities are not as strong financially, and are more likely to encounter financial difficulties and to be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. If an issuer stops paying interest or principal, payments may never resume. The Fund may lose its entire investment on bonds that may be, or fall into default.

The prices of high yield debt securities fluctuate more than the prices of higher quality securities. Prices are especially sensitive to developments affecting the issuer’s operations and to changes in the ratings assigned by rating organizations. In the case of companies, prices are often closely linked with, and typically fluctuate in response to factors that affect, their stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, market activity, large sustained sales, a high-profile default, or other factors. High yield securities generally are less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.

HEDGING INSTRUMENTS

Hedging instruments used by this Fund are considered derivative investments, which may involve a small investment relative to the risk assumed. Their successful use will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid.

NON-DIVERSIFICATION RISK

The Fund is non-diversified as defined by federal securities laws. As such, it may invest a greater portion of its assets in one or more issuers and have a smaller number of issuers than a diversified fund. Therefore, the Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. This may result in greater fluctuation in the value of the Fund’s shares. The Fund intends, however, to meet certain tax diversification requirements.

PORTFOLIO TURNOVER

The manager may rebalance the Fund’s portfolio from time to time to keep interest rate risk, country allocations, and bond maturities at desired levels, which may cause the Fund’s portfolio turnover rate to be high. High turnover will increase the Fund’s transaction costs.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

TGI-3 Templeton Global Income Securities Fund - Class 3

Performance

Because Class 3 shares were not offered until April 1, 2005, the Fund’s Class 2 performance is shown prior to that date. This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, the returns shown below would be lower.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2006

	1 Year	5 Years	10 Years
Templeton Global Income Securities Fund - Class 3[1]	12.84%	13.21%	7.39%
JPM GBI Global²	5.94%	8.31%	5.32%

Ongoing market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. All Fund performance assumes reinvestment of dividends and capital gains. Because Class 3 shares were not offered until April 1, 2005 and Class 2 shares were not offered until January 6, 1999, Class 3 shares performance is shown for the period April 1, 2005 to December 31, 2006, Class 2 shares historical results for the periods January 6, 1999 to March 31, 2005 and Class 1 shares historical results for periods prior to January 6, 1999. Both Class 2 and Class 3 results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Source: Standard & Poor’s Micropal. The unmanaged J.P. Morgan (JPM) Government Bond Index (GBI) Global tracks total returns for liquid, fixed-rate, domestic bonds with maturities greater than one year issued by developed countries globally. An index includes reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

TGI-4 Templeton Global Income Securities Fund - Class 3

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 3
Maximum sales charge (load) imposed on purchases	N/A
Redemption fee on interests in separate accounts held less than 60 days (as a % of the amount redeemed)¹	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Class 3
Management fees[2]	0.56%
Distribution and service (12b-1) fees[3]	0.25%
Other expenses	0.16%
Total annual Fund operating expenses[4]	0.97%

1. Using standard rounding criteria. The redemption fee is retained by the Fund. For more details, see “Redemption Fee” under “Fund Account Information.”

2. The Fund administration fee is paid indirectly through the management fee.

3. While the maximum amount payable under the Fund’s Class 3 rule 12b-1 plan is 0.35% of the Fund’s average daily net assets per year, the Fund’s board of trustees has set the current rate at 0.25% per year through April 30, 2008.

4. Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher than those shown.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;¹

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$99	$309	$536	$1,190

1. The redemption fees are not reflected in the Example, which assumes an investment in Class 3 shares for periods of at least one year.

TGI-5 Templeton Global Income Securities Fund - Class 3

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund’s investment manager.

The Fund is managed by the following dedicated professional focused on investments of debt securities in any country, including emerging markets:

Michael Hasenstab, Ph.D. SENIOR VICE PRESIDENT OF ADVISERS	Dr. Hasenstab has been a manager of the Fund since 2002 and an analyst since 2001. He has primary responsibility for the investments of the Fund. Dr. Hasenstab has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

The Fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts that he manages and his ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund’s assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2006, the Fund paid 0.56% of its average daily net assets to Advisers for its services.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended June 30.

TGI-6 Templeton Global Income Securities Fund - Class 3

Financial Highlights

This table presents the financial performance of Class 3 shares for the past five years or since inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP. Their report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Class 3	Year ended December 31,
	2006		2005[d]
Per share operating performance ($)
(for a share outstanding throughout the year)
Net asset value, beginning of year	14.18		15.27
Income from investment operations:
Net investment income[a]	0.58		0.38
Net realized and unrealized gains (losses)	1.21		(0.50)
Total from investment operations	1.79		(0.12)
Less distributions from net investment income	(0.48)		(0.97)
Redemption fees	—	[c]	—	[c]
Net asset value, end of year	15.49		14.18
Total return (%)[b]	12.84		(0.80)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)	35,572		5,769
Ratios to average net assets: (%)
Expenses before expense reduction	1.05		1.03	[e]
Expenses net of expense reduction	0.97		0.99	[e]
Net investment income	3.84		3.56	[e]
Portfolio turnover rate (%)	30.65		30.28

a. Based on average daily shares outstanding.

b. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

c. Amount rounds to less than $0.01 per share.

d. For the period April 1, 2005 (effective date) to December 31, 2005.

e. Annualized.

TGI-7 Templeton Global Income Securities Fund - Class 3

Additional Information, All Funds

Regulatory Update

On August 2, 2004, Franklin Resources, Inc. announced that Franklin Advisers, Inc. (Advisers) (investment manager to many of the funds within Franklin Templeton Investments, and an affiliate of the investment managers to the other funds) reached a settlement with the Securities and Exchange Commission (SEC) that resolved the issues resulting from the SEC’s investigation of market timing activity in the Franklin Templeton Investments funds. Under the terms of the settlement and the SEC’s administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC’s approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of that settlement and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC’s findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the Judicial Panel) ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled “In re Mutual Funds Investment Litigation” (the MDL). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. (Distributors) (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC’s investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. Such plan has been prepared and submitted to the SEC for approval. The SEC approved the independent distribution consultant’s proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan was completed in September 2006, in accordance with the terms and conditions of the SEC’s order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

1 Franklin Templeton Variable Insurance Products Trust - Class 3

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on Franklin Resources, Inc.’s website at franklintempleton.com under “Statement on Current Industry Issues.”

DEALER COMPENSATION

Franklin Templeton Distributors, Inc. (Distributors) and/or its affiliates may provide financial support to securities dealers that sell shares of Franklin Templeton funds, or participate in the offering of variable insurance products that invest in the Trust (VIP Qualifying Dealers); such financial support may be made by payments from Distributors’ and/or its affiliates’ resources, including from Distributors’ retention of underwriting concessions and, in the case of Rule 12b-1 share classes, from payments to Distributors under such plans.

Distributors makes these payments in connection with VIP Qualifying Dealers’ efforts to educate financial advisors about our funds. A number of factors will be considered in determining payments, including such dealer’s sales, assets and redemption rates, and the quality of the dealer’s relationship with Distributors. Distributors may, on an annual basis, determine the advisability of continuing these payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, Distributors and/or its affiliates will pay or allow other promotional incentives or payments to dealers. Sale of shares of the Funds, as well as shares of other Franklin Templeton funds, is not considered a factor in the selection of securities dealers to execute the Funds’ portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by VIP Qualifying Dealers is not considered marketing support payments.

You can find further details in the SAI about the payments made by Distributors and/or its affiliates and the services provided by your VIP Qualifying Dealer. While your insurance company’s fees and charges are generally disclosed in the insurance contract prospectus, your VIP Qualifying Dealer may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your insurance company and VIP Qualifying Dealer for information about any payments they receive from Distributors and/or its affiliates and any services they provide, as well as about fees and/or commissions they charge. These payments and other fees and charges are not reflected in the fee table included in this prospectus. Additional disclosure may be included in the insurance contract prospectus.

PORTFOLIO HOLDINGS

A description of the Trust’s policies and procedures regarding the release of portfolio holdings information for each Fund is also available in the Trust’s SAI. Portfolio holdings information can be viewed online at franklintempleton.com.

STATEMENTS AND REPORTS

Contract Owners will receive financial reports for the Funds related to their Contract from the sponsoring Insurer every six months.

ADMINISTRATIVE SERVICES

Franklin Templeton Services, LLC provides business administration services and facilities for each Fund and makes certain payments (see the SAI for more information) to insurance companies out of its own resources for certain administrative services.

Distributions and Taxes

INCOME AND CAPITAL GAINS DISTRIBUTIONS

Each Fund, except the Franklin Money Market Fund, normally intends to pay annual dividends representing substantially all of its net investment income and to distribute annually any net realized capital gains. Franklin Money Market Fund’s net investment income will be declared as a dividend each day and paid monthly. Dividends and capital gains are calculated and distributed the same way for each Fund and for each class of shares. The amount of any income

2 Franklin Templeton Variable Insurance Products Trust - Class 3

dividends per share will differ for each class, however, generally due to the difference in the applicable Rule 12b-1 fees. Class 1 shares are not subject to Rule 12b-1 fees.

Dividends paid by a Fund will be automatically reinvested in additional shares of that Fund or, if requested, paid in cash to the insurance company shareholder.

TAX CONSIDERATIONS

Insurance company separate accounts may invest in any of the Funds and classes of the Trust and, in turn, may offer variable annuity and variable life insurance products to investors through insurance contracts. Because the insurance company separate accounts are generally the shareholders in each Fund, all of the tax characteristics of each Fund’s investments flow into the separate accounts and not to each individual contract owner. The tax consequences from each contract owner’s investment in a variable annuity or variable life insurance contract will depend upon the provisions of these contracts, and contract owners should consult with their contract prospectus for more information on these tax consequences.

3 Franklin Templeton Variable Insurance Products Trust - Class 3

Fund Account Information

Buying Shares

Insurance companies offer variable annuity and variable life insurance products to investors including pension plans (Contracts), through separate accounts (Insurers). When shares of the Funds are investment options of Contracts, separate accounts, and not the owners of the Contracts including group contract and pension plan certificate holders (Contract Owners), are generally the shareholders of each Fund. Shares of the Funds may also be purchased by other mutual funds (Funds of Funds).

Shares of each Fund are sold at net asset value (NAV). When sold in connection with Contracts, the Funds correspond with the investment options offered by an Insurer to Contract Owners. The board of trustees monitors the Funds for the existence of any material irreconcilable conflicts of interest between different types of their separate account investors. If there were any such conflicts, the board of trustees will determine what action, if any, shall be taken in response. Please refer to the accompanying contract prospectus for information on how to select a Fund as an investment option.

Contract Owners’ payments will be allocated by the insurance company separate account to sub-accounts that purchase shares of the Fund corresponding with the sub-account chosen by the Contract Owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we or our designees receive the request in proper form. The Funds do not issue share certificates.

Selling Shares

An Insurer that holds shares of a Fund in connection with a Contract sells shares of the Fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of the Contract.

Exchanging Shares

Contract Owners may exchange interests in sub-accounts of an insurance company separate account that corresponds with shares of any one class or Fund, for interests in sub-accounts that correspond with shares of other classes or Funds, subject to the terms and any specific limitations on the exchange (or “transfer”) privilege described in the Contract prospectus.

Frequent exchanges or excessive trading can harm performance and interfere with Fund portfolio management or operations and increase Fund costs. The Funds discourage short-term or excessive trading and may seek to restrict or reject such trading (please see “Market Timing Trading Policy,” below).

Market Timing Trading Policy

The board of trustees has adopted the following policies and procedures with respect to market timing (Market Timing Trading Policy):

Market timing generally. Each Fund discourages and does not intend to accommodate short-term or frequent purchases and redemptions of fund shares, often referred to as “market timing,” and asks its Fund of Fund investors and participating Insurers for their cooperation in trying to discourage such activity in their separate accounts by Contract Owners and their

4 Franklin Templeton Variable Insurance Products Trust - Class 3

financial advisors. Each Fund intends to seek to restrict or reject such trading or take other action, as described below, if in the judgment of the Fund manager or transfer agent such trading may interfere with the efficient management of the Fund’s portfolio, may materially increase the Fund’s transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders.

Market timing consequences. If information regarding trading activity in any Fund or in any other Franklin Templeton fund or non-Franklin Templeton fund is brought to the attention of the Fund’s manager or transfer agent and based on that information the Fund or its manager or transfer agent in their sole discretion conclude that such trading may be detrimental to the Fund as described in this Market Timing Trading Policy, the Fund may temporarily or permanently bar future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which an Insurer or a Fund of Funds may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund).

In considering trading activity, the Fund may consider, among other factors, trading history both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership.

Market timing through Insurers. As a Contract Owner you are also subject to this policy. An Insurer’s order for purchases and/or redemptions pursuant to a Contract Owner’s instructions (including purchases and/or redemptions by an exchange or transfer between a Fund and any mutual fund) are submitted pursuant to aggregated orders (Aggregated Orders). A Fund of Fund’s order for purchases and/or redemptions pursuant to its investors’ instructions are also submitted pursuant to Aggregated Orders. While each Fund will encourage Insurers and Funds of Funds to apply the Fund’s Market Timing Trading Policy to their investors, the Fund is limited in its ability to monitor the trading activity or enforce the Fund’s Market Timing Trading Policy because Insurers and Funds of Funds have the relationships with, and are responsible for maintaining the account records of, the individual investors. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the Aggregated Orders used by Insurers and Fund of Fund investors.

Therefore, each Fund or its agents selectively monitor the Aggregated Orders used by Insurers and Fund of Fund investors for purchases, exchanges and redemptions in respect of all their investors and seek the cooperation of Insurers and Fund of Fund investors to apply the Fund’s Market Timing Trading Policy. There may be legal and technological limitations on the ability of an Insurer or Fund of Fund to impose trading restrictions and to apply the Fund’s Market Timing Trading Policy to their investors through such methods as implementing short-term trading limitations or restrictions, assessing a Fund’s redemption fee (if applicable) and monitoring trading activity for what might be market timing. As a result, the Fund may not be able to determine whether trading by Insurers or Funds of Funds in respect of their investors is contrary to the Fund’s Market Timing Trading Policy.

Risks from market timers. Depending on various factors, including the size of the Fund, the amount of assets the portfolio manager typically maintains in cash or cash equivalents and the dollar amount and number and frequency of trades and the types of securities in which the Fund typically invests, short-term or frequent trading may interfere with the efficient management of the Fund’s portfolio, increase the Fund’s transaction costs, administrative costs and taxes and/or impact Fund performance.

In addition, if the nature of a Fund’s portfolio holdings exposes the Fund to “arbitrage market timers,” the value of the Fund’s shares may be diluted if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices. Arbitrage market timing occurs when an investor seeks to take advantage of the possible delay between the change in the value of a mutual fund’s portfolio holdings and the reflection of the change in the fund’s net asset value per share. A Fund that invests significantly in foreign securities may be

5 Franklin Templeton Variable Insurance Products Trust - Class 3

particularly vulnerable to arbitrage market timing. Arbitrage market timing in foreign investments may occur because of time zone differences between the foreign markets on which the Fund’s international portfolio securities trade and the time as of which the Fund’s NAV is calculated. Arbitrage market timers may purchase shares of the Fund based on events occurring after foreign market closing prices are established, but before calculation of the Fund’s NAV. One of the objectives of the Trust’s fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing (please see “Valuation – Foreign Securities—Potential Impact of Time Zones and Market Holidays”).

Since a Fund may invest significantly in securities that are, or may be, restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid (relatively illiquid securities), a Fund may be particularly vulnerable to arbitrage market timing. An arbitrage market timer may seek to take advantage of a possible differential between the last available market prices for one or more of these relatively illiquid securities that are used to calculate the Fund’s net asset value and the latest indications of market values for those securities. One of the objectives of the Funds’ fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing (please see “Fair Valuation – Individual Securities” under the heading “Fund Account Policies,” below).

Each Fund is currently using several methods to reduce the risk of market timing. These methods include:

•	seeking the cooperation of Insurers to assist the Fund in identifying potential market timing activity;

•	committing staff to selectively review on a continuing basis recent trading activity in order to identify trading activity that may be contrary to the Fund’s Market Timing Trading Policy;

•	monitoring potential price differentials following the close of trading in foreign markets to determine whether the application of fair value pricing procedures is warranted; and

•	seeking the cooperation of financial intermediaries to assist the Fund in identifying market timing activity.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, each Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders. There is no assurance that the Fund or its agents will gain access to any or all information necessary to detect market timing in Insurers’ separate accounts. While the Fund will seek to take actions (directly and with the assistance of Insurers) that will detect market timing, it cannot represent that such trading activity can be minimized or completely eliminated.

Revocation of market timing trades. Transactions placed in violation of a Fund’s Market Timing Trading Policy or exchange limit guidelines are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund, in full or in part, following receipt by the Fund.

REDEMPTION FEE

A Contract Owner who chooses to redeem an interest in an insurance company sub-account that invests in Class 3 shares of a Fund (either by exchanging to another investment option offered by the contract or by selling, whether voluntarily or involuntarily) will be subject to a 1.00% (using standard rounding criteria) short-term trading fee if the interest in the sub-account has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last. The redemption fee is paid to the Fund, and is intended to help to offset any cost from short-term money movements in and out of a Fund. The redemption fee may be deducted from the proceeds of the redemption or exchange. In certain limited circumstances discussed in the Contract prospectus, a Contract Owner may not pay the redemption fee. Refer to the Contract prospectus for more information on the redemption fee.

To the extent permitted by law, each Fund reserves the right to waive the redemption fee at its discretion when its transfer agent believes such waiver is consistent with the best interests of the Fund including, without limitation, for unforeseen events and transactions. Also, each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.

6 Franklin Templeton Variable Insurance Products Trust - Class 3

The redemption fee is imposed only on Class 3, which constitutes a small portion of the total assets of each Fund. Therefore, it cannot be relied upon to prevent short-term trading or curtail associated costs of each Fund as a whole. While each Fund uses several other methods to help reduce the risk of market timing, it cannot represent that such risks will be completely minimized. (See Market Timing Trading Policy).

Involuntary Redemptions

Each Fund reserves the right to close an account (and involuntarily redeem any investment) if it is deemed to have engaged in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the Fund (such as market timing), to the fullest extent permitted by law and consistent with the best interests of the Fund and its shareholders. Involuntary redemptions may be in cash or in kind.

Fund Account Policies

CALCULATING SHARE PRICE

When they buy and sell shares, the Funds’ shareholders pay and receive the net asset value (NAV) per share.

The value of a mutual fund is determined by deducting the fund’s liabilities from the total assets of the portfolio. The NAV per share of a class of a Fund is determined by dividing the net asset value of the Fund’s share class by the applicable number of shares outstanding of that share class. The Funds’ NAV does not include any fee or sales charge imposed by variable insurance contracts for which the Funds are investment options or Funds of Funds that purchase shares of the Funds. Investors should consult the contract prospectus, disclosure document or Fund of Funds prospectus for more information.

The Funds calculate their NAV per share each business day at the close of trading on the New York Stock Exchange (NYSE) (normally 1:00 p.m. Pacific time). The Funds do not calculate their NAV on days the NYSE is closed for trading, which include New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining their NAV, the Funds value cash and receivables at their realizable amounts, and record interest as accrued and dividends on the ex-dividend date. The Funds generally utilize two independent pricing services to assist in determining a current market value for each security. If market quotations are readily available for portfolio securities listed on a securities exchange or on the Nasdaq National Market System, the Funds value those securities at the last quoted sale price or the official closing price of the day, respectively, or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Funds value over-the-counter portfolio securities within the range of the most recent bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Funds value them according to the broadest and most representative market.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. The Funds rely on third party pricing vendors to monitor for events materially affecting the value of these securities during this period. If an event occurs, the third party pricing vendors will provide revised values to the Funds.

7 Franklin Templeton Variable Insurance Products Trust - Class 3

FAIR VALUATION – INDIVIDUAL SECURITIES

Since the Funds may invest in securities that are restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid, there is the possibility of a differential between the last available market prices for one or more of those securities and the latest indications of market values for those securities. The Funds have procedures, approved by the board of trustees, to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities). Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. The board of trustees oversees the application of fair value pricing procedures.

The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were able to sell the security at approximately the time at which a Fund determines its NAV per share.

SECURITY VALUATION – U.S. PASS-THROUGH SECURITIES, CMO, ABS, MBS

Mortgage pass-through securities (such as Ginnie Mae, Fannie Mae and Freddie Mac), other mortgage-backed securities (MBS), collateralized mortgage obligations (CMOs) and asset-backed securities (ABS), generally trade in the over-the-counter market rather than on a securities exchange. The Funds may value these portfolio securities by utilizing quotations from bond dealers, information with respect to bond and note transactions and may rely on independent pricing services. The Funds’ pricing services use valuation models or matrix pricing to determine current value. In general, they use information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves. Matrix pricing is considered a form of fair value pricing.

SECURITY VALUATION – CORPORATE DEBT SECURITIES

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may value these portfolio securities by utilizing quotations from bond dealers, information with respect to bond and note transactions and may rely on independent pricing services to assist in determining a current market value for each security. The Funds’ pricing services may utilize independent quotations from bond dealers and bond market activity to determine current value.

SECURITY VALUATION – SENIOR SECURED CORPORATE LOANS

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Funds may value these portfolio securities by utilizing quotations from loan dealers and other financial institutions, information with respect to bond and note transactions and may rely on independent pricing services to assist in determining a current market value for each security. These pricing services may utilize independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that incorporate multiple bond characteristics. These characteristics may include dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis.

SECURITY VALUATION – MUNICIPAL SECURITIES – MATRIX PRICING (FAIR VALUATION)

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use valuation models or matrix pricing to determine current value. In general, they use information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date. Matrix pricing is considered a form of fair value pricing.

SECURITY VALUATION – OPTIONS

The Funds value portfolio securities underlying actively traded call options at their market price as

8 Franklin Templeton Variable Insurance Products Trust - Class 3

determined above. The current market value of any option a Fund holds is its last sale price on the relevant exchange before the Fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, a Fund values options within the range of the current closing bid and ask prices if the Fund believes the valuation fairly reflects the contract’s market value.

VALUATION – FOREIGN SECURITIES – COMPUTATION OF U.S. EQUIVALENT VALUE

Each Fund generally determines the value of a foreign security as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the NYSE, if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 1:00 p.m. Pacific time) on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. Occasionally events (such as repatriation limits or restrictions) may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the board of trustees.

VALUATION – FOREIGN SECURITIES – POTENTIAL IMPACT OF TIME ZONES AND MARKET HOLIDAYS

Trading in securities on foreign securities stock exchanges and over-the-counter markets, such as those in Europe and Asia, may be completed well before the close of business on the NYSE on each day that the NYSE is open. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign portfolio security held by a Fund. As a result, the Fund may be susceptible to what is referred to as “time zone arbitrage.” Certain investors in the Funds may seek to take advantage of discrepancies in the value of a Fund’s portfolio securities as determined by the foreign market at its close and the latest indications of value attributable to the portfolio securities at the time the Fund’s NAV is computed. Trading by these investors, often referred to as “arbitrage market timers,” may dilute the value of the Fund’s shares, if such discrepancies in security values actually exist. To attempt to minimize the possibilities for time zone arbitrage, and in accordance with procedures established and approved by the board of trustees, the managers monitor price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts (ADRs), futures contracts and exchange traded funds).

These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that might call into question the availability (including the reliability) of the values of foreign securities between the times at which they are determined and the close of the NYSE. If such an event occurs, the foreign securities may be valued using fair value procedures established and approved by the board of trustees. In certain circumstances these procedures include the use of independent pricing services. The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated, to discourage potential arbitrage market timing in Fund shares, to mitigate the dilutive impact of such attempted arbitrage market timing and to be fair to purchasing, redeeming and existing shareholders. However, the application of fair value pricing procedures may, on occasion, worsen rather than mitigate the potential dilutive impact of shareholder trading.

In addition, trading in foreign portfolio securities generally, or in securities markets in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE, and on which a Fund’s NAV is not calculated. Thus, the calculation of the Fund’s NAV does not take place contemporaneously with the determination of the prices of many of the foreign portfolio securities used in the calculation. If events affecting the last determined values of these foreign securities occur (determined through the monitoring process described above), the securities will be valued at fair value determined in good faith in accordance with a Fund’s fair value procedures established and approved by the Board.

9 Franklin Templeton Variable Insurance Products Trust - Class 3

SHARE CLASSES

Class 1, Class 2 and Class 3 shares of the Funds are identical except that Class 2 and Class 3 each have a distribution plan or “rule 12b-1” plan, as described below for Class 3 shares and in their prospectuses for Class 2 shares. Class 3 shares may assess a 1.00% redemption fee when contract owners redeem funds from an insurance company sub-account held for less than 60 days. For more details, see “Redemption Fee.”

Distribution and service (12b-1) fees. Class 3 has a distribution plan, sometimes known as a rule 12b-1 plan, that allows the Funds to pay distribution fees to those who sell and distribute Class 2 shares and provide services to shareholders and Contract Owners. Because these fees are paid out of Class 3’s assets on an on-going basis, over time these fees will increase the cost of an investment, and may cost you more than paying other types of sales charges. While the maximum amount payable under most Funds’ Class 3 rule 12b-1 plan is 0.35% per year of the Fund’s Class 3 average daily net assets, the board of trustees has set the current rate at 0.25%. A portion of the fees payable to Franklin Templeton Distributors, Inc. (Distributors) or others under the rule 12b-1 plan may be retained by Distributors for distribution expenses.

Subject to applicable law, the board of trustees may from time to time, without the approval, vote or consent of shareholders of any Fund or class, combine, merge or otherwise consolidate the shares of two or more classes of shares of a Fund with and/or into a single class of shares of such Fund, with such designation, preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, terms and conditions of redemption and other characteristics as the board of trustees may determine. Such transactions may be effected through share-for-share exchanges, transfers or sales of assets, shareholder in-kind redemptions and purchases, exchange offers, or any other method approved by the board of trustees.

ADDITIONAL POLICIES

Please note that the Funds maintain additional policies and reserve certain rights, including:

•	Each Fund may restrict, reject or cancel any purchase order, including an exchange request.

•	At any time, the Funds may establish or change investment minimums.

•	The Funds may make material changes to or discontinue the exchange privilege on 60 days’ notice to insurance company or Fund of Fund shareholders, or as otherwise provided by law.

•	Purchases of shares of the Funds (including the purchase side of an exchange) may be made only when such shares are eligible for sale in the appropriate state or jurisdiction.

•	In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

•

For redemptions over a certain amount, a Fund may pay redemption proceeds in securities or other assets rather than cash if the manager determines it is in the best interest of the Fund, consistent with applicable law.

•	To permit their investors to obtain the current price, participating insurance companies and Funds of Funds are responsible for transmitting all orders to the Funds promptly.

Questions

More detailed information about the Trust and the Funds’ account policies can be found in the Funds’ SAI. If you have any questions about the Funds, you can write to us at One Franklin Parkway, P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/362-6243 (a toll-free number). For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

10 Franklin Templeton Variable Insurance Products Trust - Class 3

For More Information

For information on the Funds, including a free copy of the Funds’ prospectus and Statement of Additional Information, and the Funds’ Annual and Semiannual Reports, contact your financial advisor or the insurance company offering your Contract.

Shares of the Funds are offered generally only to insurance company separate accounts to serve as the investment vehicles for variable insurance contracts (Contracts) and to Funds of Funds; they are not offered to the public. Because of this, the Funds’ offering documents and shareholder reports are not available on our public website at franklintempleton.com.

Not all Funds and classes are available in all Contracts. For information on the terms of investment in a Contract, please consult the Contract prospectus that accompanies this Fund prospectus.

You can learn more about the Funds in the following documents:

Annual/Semiannual Fund Reports to Shareholders

Include a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and, in the annual report only, the Independent Registered Public Accounting Firm’s report.

STATEMENT OF ADDITIONAL INFORMATION

Contains more information about the Funds, their investments, policies, and risks. It is incorporated by reference into (is legally a part of) this prospectus.

You also can obtain information about the Funds by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202/551-8090) or the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov.

Investment Company Act file #811-05583

May 1, 2007

As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS

FRANKLIN TEMPLETON VIP FOUNDING FUNDS

ALLOCATION FUND - Class 1 & 2

Franklin Templeton Variable Insurance Products Trust

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Information about the Fund you should know before investing

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Contents

Franklin Templeton VIP Founding Funds Allocation Fund

(i)	Overview
1	Goals and Strategies
2	Information about the Underlying Funds
3	Risks of Investing in the Underlying Funds
7	Performance
8	Fees and Expenses
9	Administration
10	Additional Information
11	Distribution and Taxes

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Information about Fund account transactions and services
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FUND ACCOUNT INFORMATION

12	Buying Shares
12	Selling Shares
12	Exchanging Shares
13	Market Timing Trading Policy
15	Involuntary Redemptions

22	Fund Account Policies
25	Questions

FOR MORE INFORMATION

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Where to learn more about the Fund

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Back Cover

Overview

Franklin Templeton Variable Insurance Products Trust (the Trust) currently consists of multiple series (Funds), offering a wide variety of investment choices. Funds may be available in multiple classes: Class 1, Class 2 and Class 3. This Prospectus describes only the Franklin Templeton VIP Founding Funds Allocation Fund - Class 1 and Class 2, which are generally available as an investment option in variable annuity or variable life insurance contracts. Please refer to the accompanying Insurer’s prospectus for further information.

INVESTMENT CONSIDERATIONS

•

Each Fund and underlying fund has its own investment strategy and risk profile. Generally, the higher the potential rate of return, the greater the risk of loss. Although stocks in the U.S. historically have outperformed other types of investments over the long term, they tend to go up and down more than other types of investments in the short term. Bonds and other fixed income securities historically have achieved returns less than those of stocks, and with lower risk, although the value of fixed income investments can go up and down over the short term. Money market and other very short-term investments historically have achieved the lowest returns, with the lowest risk.

•

The following give a general sense of the level of underlying fund assets associated with a particular investment or strategy: “small portion” (less than 10%); “portion” (10% to 25%); “significant” (25% to 50%); “substantial” (50% to 66%); “primary” (66% to 80%); and “predominant” (80% or more). The percentages are not limitations unless specifically stated as such in this prospectus or in the Trust’s Statement of Additional Information (SAI).

RISKS

•

There can be no assurance that any fund will achieve its investment goal. Funds that are actively managed are subject to the risk of the manager’s judgment in the analysis and evaluation of securities selected for investment.

•

All securities markets, interest rates, and currency valuations fluctuate, sometimes dramatically. Because you could lose money by investing in the Fund, take the time to read the Fund description and consider all risks before investing.

•

Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Fund shares involve investment risks, including the possible loss of principal.

ADDITIONAL INFORMATION

More detailed information about the Fund, its investment policies, and its particular risks can be found in the SAI.

MANAGEMENT

The underlying funds’ investment managers and their affiliates manage $576 billion in assets, as of March 31, 2007. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Series organization became part of the Franklin Templeton organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Today, Franklin Templeton Investments is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment goals.

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Franklin Templeton VIP Founding Funds Allocation Fund

Goals and Strategies

GOALS

The Fund’s principal investment goal is capital appreciation. Its secondary goal is income.

MAIN INVESTMENT STRATEGIES

The Fund invests in Class 1 shares of three other series of the Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (acquired funds or underlying funds). These underlying funds, in turn, invest in a variety of U.S. and foreign equity securities and fixed income and money market securities. The investment policies of the underlying funds are summarized in the section below entitled “Information about the Underlying Funds.”

The Fund seeks to maintain equal investments in each of the three underlying funds.

REBALANCING AND FUND PERFORMANCE

The investment results of the underlying funds will vary. Because of this, the Fund’s administrator will monitor the Fund’s investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of the three underlying funds. Whenever possible, cash flows will be used to adjust allocations. Also, the performance and income distributions of the Fund will differ from the performance and income distributions of the underlying funds as a result of the small variations in the Fund’s allocations and any cash it holds.

TEMPORARY INVESTMENTS

When the manager of an underlying fund believes that market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or nearly all of the underlying fund’s assets in U.S. or non-U.S. currency denominated short-term investments, including cash or cash equivalents, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations and money market fund shares. In these circumstances, the underlying fund may be unable to pursue its investment goal and the Fund may be unable to pursue its investment goal with respect to the portion of its assets invested in such underlying fund.

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The Fund invests in three other series of the Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund.

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Information about the Underlying Funds

Franklin Income Securities Fund. The fund seeks to maximize income while maintaining prospects for capital appreciation by investing, under normal market conditions, in debt and equity securities. The fund seeks income by investing in corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the manager believes are attractive. It seeks growth opportunities by investing in common stocks of companies from a variety of sectors that may include utilities, healthcare, financials, oil and gas. The fund may also invest a portion of its assets in convertible securities, including enhanced convertible securities and synthetic convertible securities. It may invest a significant amount of its total assets in debt securities that are either rated below investment grade or, if unrated, determined by the Fund's manager to be of comparable quality. The fund may also invest up to 5% of its total assets in defaulted debt securities. It generally invests in securities rated at least Caa by Moody’s or CCC by S&P or, if unrated, determined by its manager to be of comparable quality. The fund may invest a small portion of its assets in foreign securities and emerging markets. It ordinarily pursues foreign investment opportunities by investing in multi-national corporations with significant foreign operations and in American Depositary Receipts (ADRs).

Mutual Shares Securities Fund. The fund’s principal investment goal is capital appreciation and its secondary goal is income. Under normal market conditions, the fund invests mainly in equity securities (including securities convertible into, or that the manager expects to be exchanged for, common or preferred stock) of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, under normal market conditions, the fund invests primarily in undervalued securities and, to a lesser extent, in risk arbitrage securities and distressed companies. It invests predominantly in medium and large capitalization companies with market capitalization values greater than $1.5 billion. It also may invest a portion of its assets in small capitalization companies. While the fund generally purchases securities for investment purposes, its manager may seek to influence or control management, or invest in other companies that do so, when the manager believes the fund may benefit. The fund expects to invest significantly in foreign investments, which may include sovereign debt and participations in foreign government debt.

Templeton Growth Fund. The fund seeks long-term capital growth. Under normal market conditions, the fund invests primarily in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets. It may from time to time have significant investments in particular countries or in particular sectors. In addition to its main investments, depending upon current market conditions, the fund may invest up to 15% of its net assets in debt securities of companies and governments located anywhere in the world. In order to increase income to the fund, the fund may lend certain of its portfolio securities to qualified banks and broker-dealers. It may use various derivative instruments and strategies seeking to protect its assets, implement a cash management strategy or enhance its returns. No more than 5% of the fund’s total assets may be invested in, or exposed to, options and swap agreements (as measured at the time of investment).

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Risks of Investing in the Underlying Funds

STOCKS

Because the Fund invests in underlying funds that invest in stocks, its returns will fluctuate with changes in stock markets. In the U.S., stocks have historically outperformed other types of investments over the long term. Stocks, however, may fluctuate in value more dramatically than many other types of investments over the short term. These price movements may result from factors affecting individual companies or industries or the securities market as a whole. A slower growth or recessionary economic environment, can cause the stock prices of various stocks held by an underlying fund to decline.

VALUE STYLE INVESTING

The underlying funds use a value style of investing. Value stock prices are considered “cheap” relative to the company’s perceived value and are often out of favor with other investors. An underlying fund manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company’s value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value. Securities that are considered “cheaply” priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (sometimes growth companies that have recently stumbled to levels considered “cheap” in the manager’s opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore, undervalued by the market.

FOREIGN SECURITIES

Certain underlying funds invest in foreign securities. Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities, which can increase the potential for losses in an underlying fund and affect its share price. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks include country risks (due to general securities market movements in any country where an underlying fund has investments), company risks (due to less stringent disclosure, accounting, auditing and financial reporting standards and practices, less liquid securities, and less government supervision and regulation of foreign markets and their participants), and currency risks (due to fluctuations in currency exchange rates). Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Some of an underlying fund’s investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can dramatically decrease (or increase) the value of an underlying fund’s foreign portfolio holdings. To the extent an underlying fund does not hedge, or successfully hedge, its currency exposure, these currency exchange rate changes can have a disproportionate impact on an underlying fund’s performance, even accounting for most of the gain or loss in a particular period.

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Political and economic developments. The political, economic and social structures of some countries in which an underlying fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for an underlying fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of an underlying fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to an underlying fund’s investments.

Trading practices. Brokerage commissions and other fees may be higher for foreign securities. There may be less effective government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign issuers may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. issuers, and there may be less publicly available information about them.

Limited markets. Foreign securities markets may be less liquid, and even those that are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit an underlying fund’s ability to sell them at favorable prices.

Emerging markets. An underlying fund’s investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

CREDIT

Because the Fund invests in underlying funds that invest in debt securities, which may include indebtedness and loan participations, the Fund’s investments are subject to credit risk. An issuer may be unable to make interest payments or repay principal when due. Adverse changes in an issuer’s financial strength or in a security’s credit rating may reduce a security’s value and, thus, impact fund performance. Subordinated debt securities are riskier because their holders will be paid only after the holders of senior debt securities are paid.

Lower-rated securities. Debt securities that are rated below investment grade and comparable unrated securities generally have more risk, fluctuate more in price and are less liquid than

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higher-rated securities and can be considered speculative. These securities, which are sometimes called “junk bonds,” generally pay higher yields than higher-rated securities to compensate investors for the higher risk.

Issuers of high yield debt securities are not as strong financially as those with higher credit ratings and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. Such issuers typically do not have the track record to receive an investment grade rating, have borrowed to finance acquisitions or to expand their operations, are seeking to refinance their debt at lower rates, or have been downgraded due to financial difficulties. In addition, banks may tighten their credit standards, which may make it more difficult for issuers with weaker balance sheets to have access to capital to continue operations or to refinance their outstanding debt. If an issuer stops paying interest or principal, payments may never resume. An underlying fund may lose its entire investment in a defaulted bond.

The prices of high yield debt securities fluctuate more than the prices of higher quality securities. Prices are especially sensitive to developments affecting the issuer’s operations and to changes in the ratings assigned by rating agencies. In the case of companies, prices are often closely linked with, and typically fluctuate in response to factors that affect their stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield securities are also generally less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price. Purchasers of participations, such as an underlying fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, an underlying fund takes on the risk as to the creditworthiness of the bank or other financial intermediary issuer, as well as of the company issuing the underlying indebtedness.

INTEREST RATE

Because the Fund invests in underlying funds that invest in debt securities, the Fund’s investments are subject to interest rate risk. Interest rate changes can be sudden and unpredictable. An underlying fund’s distributions to its shareholders may decline when interest rates fall, since an underlying fund can only distribute what it earns. Debt securities tend to lose market value when interest rates rise and increase in value when interest rates decline. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an adverse effect on the issuers in which an underlying fund invests because they may find it more difficult to obtain credit to expand, or may have more difficulty making interest payments when due. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when an underlying fund seeks to reinvest interest payments, the proceeds from a matured debt security or a debt security that has been pre-paid (called), resulting in less income received by the fund.

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INCOME

Since an underlying fund can only distribute what it earns, the Fund’s distributions to its shareholders may decline when interest rates fall.

RISK ARBITRAGE SECURITIES AND DISTRESSED COMPANIES

The Mutual Shares Securities Fund may invest in risk arbitrage securities and distressed companies. Risk arbitrage securities are those of companies that are involved in restructuring such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers or securities that the manager believes are cheap relative an economically similar security of another or the same company. A merger, tender or exchange offer, or other corporate restructuring proposed at the time an underlying fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the fund. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

SMALLER AND MIDSIZE COMPANIES

Underlying funds, in particular the Mutual Shares Securities Fund, may invest in smaller and midsize companies. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions. In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

CONVERTIBLE SECURITIES

Underlying funds, particularly the Franklin Income Securities Fund, may invest in convertible securities. The value of convertible securities may fluctuate with the market value of the underlying stock or, like a debt security, in response to changes in interest rates and the credit quality of the issuer. Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally also is less volatile than the underlying stock.

DERIVATIVE SECURITIES

Underlying funds may participate in derivative transactions. The performance of derivative investments depends, in part, on the performance of an underlying asset. Derivatives involve costs, may be volatile, and may involve a small investment relative to the risk assumed. Their successful use will depend on the manager’s ability to predict market movements and their use may have the opposite effect of that intended. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

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HEDGING INSTRUMENTS

Underlying funds, in particular the Mutual Shares Securities Fund, may attempt to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager's opinion, it would be advantageous. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. Forward foreign currency exchange contracts are considered derivative investments, because their value depends on the value of an underlying asset to be purchased or sold.

Forward foreign currency exchange contracts are considered derivative investments, because their value depends on the value of an underlying asset to be purchased or sold. An underlying fund’s investment in derivatives may involve a small investment relative to the risk assumed. To the extent the underlying fund enters into these transactions, their successful use will depend on its manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out its position because the trading market becomes illiquid.

SECTOR FOCUS

Although the underlying funds do not currently concentrate their investments in any one sector, each underlying fund may from time to time allocate more of its holdings in aggregate to a particular sector or country. One of the underlying funds, the Templeton Growth Securities Fund may, from time to time, have significant investments in particular countries or in particular sectors. To the extent that an underlying fund has significant investments in one or a few sectors or countries, the underlying fund, and the Fund, will be subject to more risk than a fund that maintains broad sector and country diversification.

SECURITIES LENDING

Underlying funds may lend securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower.

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The value of an investment in the Fund is based primarily on the performance of the underlying funds. Because the prices of the underlying funds’ securities fluctuate with market conditions (the range of fluctuation depends upon the types of securities an underlying fund owns and the markets in which it trades) the value of your investment will go up and down. You could lose money.

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Performance

Because the Fund is new, it has no performance history

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Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund pursues its goal(s) by investing in other mutual funds, rather than directly in individual securities, you will bear your proportionate share of the Fund’s operating expenses, and, also, indirectly, the operating expenses of the acquired funds in which it invests. All of these fees are described below. In addition, the table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, the costs shown below would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)
	Class 1	Class 2
Maximum sales charge (load) imposed on purchases	N/A	N/A

ANNUAL FUND OPERATING EXPENSES

	(expenses deducted from Fund assets)
	Class 1	Class 2
Distribution and service (12b-1) fees	None	0.25%[2]
Other expenses, including administration fees[1]	0.13%	0.13%
Acquired funds estimated fees and expenses[3]	0.66%	0.66%
Total annual Fund operating expenses	0.79%	1.04%

1.	Other expenses are estimated, except for the administration fee, which is based on the contractual amount of 0.10% per year of the Fund’s average daily net assets. Because Fund shares are held by a limited number of Insurers, substantial withdrawals by one or more Insurers could reduce Fund assets, causing total Fund expense to become higher.

2.	While the maximum contractual amount payable under the Fund’s Class 2 Rule 12b-1 plan is 0.35% per year of the Fund’s average daily net assets, the board of trustees has set the current rate at 0.25% per year through April 30, 2008.

3.	Acquired funds’ estimated fees and expenses are based on the acquired funds expenses for the fiscal year ended December 31, 2006.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class 1	$81	$252
Class 2	$106	$331

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Administration

Franklin Templeton Services, LLC (FT Services), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund’s administrator. FT Services is a wholly-owned subsidiary of Templeton Worldwide, Inc., which is a wholly owned subsidiary of Franklin Resources, Inc.

FUND ADMINISTRATION AGREEMENT AND SERVICES

Under the Fund Administration Agreement, FT Services provides certain administrative services and facilities for the Fund. The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports and monitoring compliance with regulatory requirements. FT Services also monitors the percentage of the Fund’s assets allocated to the underlying funds and seeks to rebalance the Fund’s portfolio whenever the percentage of assets allocated to one or more underlying funds is below or above 3% of the applicable fixed percentage.

FT Services may receive assistance, at no charge to the Fund, from its corporate affiliate, Franklin Advisers, Inc. (Advisers), in monitoring the underlying funds and the Fund’s investment in the underlying funds. FT Services makes certain payments (see the SAI for more information) to insurance companies out of its own resources for certain administrative services.

T. Anthony Coffey, CFA

VICE PRESIDENT OF ADVISERS

Mr. Coffey oversees the rebalancing process on behalf of FT Services.

The Fund’s SAI provides additional information about Mr. Coffey’s compensation, other accounts he manages or oversees and his ownership of Fund shares.

ADMINISTRATION FEES

The Fund pays FT Services a monthly fee equal to an annual rate of 0.10% of the Fund's average daily net assets for its services.

The Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds. The investment manager and the management fee of each of the underlying funds, based on each underlying fund’s average net assets for the fiscal year ended December 31, 2006, are listed below:

Underlying Fund	Manager	Annual Fee Rate
Franklin Income Securities Fund	Advisers	0.46%
Mutual Shares Securities Fund	Franklin Mutual Advisers, LLC	0.60%

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Templeton Growth Securities Fund	Templeton Global Advisors, Limited	0.74%

Additional Information

Regulatory Update

On August 2, 2004, Franklin Resources, Inc. announced that Advisers (investment manager to many of the funds within Franklin Templeton Investments, and an affiliate of the investment manager to the other funds) reached a settlement with the Securities and Exchange Commission (SEC) that resolved the issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investments funds. Under the terms of the settlement and the SEC's administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. Such a distribution plan has been prepared and submitted to the SEC for approval. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC’s approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of that settlement and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC’s findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the Judicial Panel) ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled “In re Mutual Funds Investment Litigation” (the MDL). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. (Distributors) (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an

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agreement with the SEC, resolving the issues resulting from the SEC’s investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. The SEC approved the independent distribution consultant’s proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan was completed in September 2006, in accordance with the terms and conditions of the SEC’s order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on Franklin Resources, Inc.’s website at franklintempleton.com under “Statement on Current Industry Issues.”

Distributions and Taxes

INCOME AND CAPITAL GAINS DISTRIBUTIONS

The Fund will declare as dividends nearly all of its net investment income, and will generally pay dividends from net investment income and net capital gains, if any, at least annually. Dividends and capital gains are calculated and distributed the same way for each class of shares. The amount of any income dividends per share will differ for each class, however, generally due to the difference in the applicable Rule 12b-1 fees. Class 1 shares are not subject to Rule 12b-1 fees.

Dividends paid by the Fund will be automatically reinvested in additional shares of the Fund or, if requested, paid in cash to the insurance company shareholder.

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TAX CONSIDERATIONS

Insurance company separate accounts may invest in either of the classes of the Fund and, in turn, may offer variable annuity and variable life insurance products to investors through insurance contracts. Because the insurance company separate accounts are generally the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each individual contract owner. The tax consequences from each contract owner’s investment in a variable annuity or variable life insurance contract will depend upon the provisions of these contracts, and contract owners should consult with their contract prospectus for more information on these tax consequences.

Fund Account Information

BUYING SHARES

Insurance companies offer variable annuity and variable life insurance products to investors including pension plans (Contracts), through separate accounts (Insurers). Separate accounts, and not the owners of the Contracts including group contract and pension plan certificate holders (Contract Owners), are generally the shareholders of the Fund.

Shares of the Fund are sold at net asset value (NAV). The Fund corresponds with the investment option for the variable annuity or variable life insurance contracts. The board of trustees monitors the Fund for the existence of any material irreconcilable conflicts of interest between different types of its investors. If there were any such conflicts, the board of trustees will determine what action, if any, shall be taken in response. The accompanying contract prospectus provides information on how to select the Fund as an investment option.

Contract Owners’ payments will be allocated by the insurance company separate account to the sub-account that purchase shares of the Fund corresponding with the sub-account chosen by the Contract Owner, and is subject to any limits or conditions in the Contract. Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The Fund does not issue share certificates.

SELLING SHARES

Each insurance company shareholder sells shares of the Fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of its Contracts. Requests to sell shares are processed at the NAV next calculated after the Fund receives the request in proper form.

EXCHANGING SHARES

Contract Owners may exchange interests in sub-accounts of an insurance company separate account that corresponds with shares of any one class or fund, for interests in sub-accounts that correspond with shares of other classes or funds, subject to the terms and any specific limitations on the exchange (or “transfer”) privilege described in the Contract prospectus.

Frequent exchanges or excessive trading can harm performance and interfere with Fund portfolio management or operations and increase Fund costs. The Fund discourages short-term or excessive trading and may seek to restrict or reject such trading (please see “Market Timing Trading Policy,” below).

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MARKET TIMING TRADING POLICY

The board of trustees has adopted the following policies and procedures with respect to market timing (Market Timing Trading Policy):

Market timing generally. The Fund discourages and does not intend to accommodate short-term or frequent purchases and redemptions of fund shares, often referred to as “market timing,” and asks its participating Insurers for their cooperation in trying to discourage such activity in their separate accounts by Contract Owners and their financial advisors. The Fund intends to seek to restrict or reject such trading or take other action, as described below, if in the judgment of the Fund administrator or transfer agent such trading may interfere with the efficient management of the Fund’s portfolio, may materially increase the Fund’s or the underlying funds’ transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders.

Market timing consequences. If information regarding trading activity in the Fund or in any other Franklin Templeton fund or non-Franklin Templeton fund is brought to the attention of the Fund's administrator or transfer agent and based on that information the Fund or its administrator or transfer agent in their sole discretion conclude that such trading may be detrimental to the Fund as described in this Market Timing Trading Policy, the Fund may temporarily or permanently bar future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which an Insurer may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund).

In considering an investor’s trading activity, the Fund may consider, among other factors, an investor’s trading history both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership.

Market timing through Insurers. As a Contract Owner you are also subject to this policy. An Insurer’s order for purchases and/or redemptions pursuant to a Contract Owner’s instructions (including purchases and/or redemptions by an exchange or transfer between the Fund and any mutual fund) are submitted pursuant to aggregated orders (Aggregated Orders). While the Fund will encourage Insurers to apply the Fund’s Market Timing Trading Policy to their Contract Owners, the Fund is limited in its ability to monitor the trading activity or enforce the Fund's Market Timing Trading Policy because the Insurer has the relationship with, and is responsible for maintaining the account records of, the individual Contract Owners. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the Aggregated Orders used by Insurers.

Therefore, the Fund or its agents selectively monitor the Aggregated Orders used by Insurers for purchases, exchanges and redemptions in respect of all their Contract Owners and seek the cooperation of Insurers to apply the Fund’s Market Timing Trading Policy. There may be legal

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and technological limitations on the ability of an Insurer to impose trading restrictions and to apply the Fund’s Market Timing Trading Policy to their Contract Owners through such methods as implementing short-term trading limitations or restrictions, assessing the Fund’s redemption fee (if applicable) and monitoring trading activity for what might be market timing. As a result, the Fund may not be able to determine whether trading by Insurers in respect of their Contract Owners is contrary to the Fund’s Market Timing Trading Policy.

Risks from market timers. Depending on various factors, including the size of the Fund, the amount of assets the portfolio manager typically maintains in cash or cash equivalents and the dollar amount and number and frequency of trades and the types of securities in which the Fund typically invests, short-term or frequent trading may interfere with the efficient management of the Fund’s portfolio, increase the Fund’s transaction costs, administrative costs and taxes and/or impact Fund performance.

In addition, if the nature of the underlying funds’ portfolio holdings exposes them to “arbitrage market timers,” the value of the underlying fund shares and thus the Fund’s shares may be diluted if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices. Arbitrage market timing occurs when an investor seeks to take advantage of the possible delay between the change in the value of a mutual fund’s portfolio holdings and the reflection of the change in the fund’s net asset value per share. An underlying fund that invests significantly in foreign securities may be particularly vulnerable to arbitrage market timing. Arbitrage market timing in foreign investments may occur because of time zone differences between the foreign markets on which the underlying funds’ international portfolio securities trade and the time as of which the its shares’ NAV is calculated. Arbitrage market timers may purchase shares of the Fund based on events occurring after foreign market closing prices are established, but before calculation of the Fund’s NAV. One of the objectives of the Trust’s fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing (please see “Valuation - Foreign Securities – Potential Impact of Time Zones and Market Holidays”).

The Fund and the underlying funds are currently using several methods to reduce the risk of market timing. These methods include:

•	seeking the cooperation of Insurers to assist the Fund and the underlying funds in identifying potential market timing activity;

•

committing staff to selectively review on a continuing basis recent trading activity in order to identify trading activity that may be contrary to the Fund’s and the underlying funds’ Market Timing Trading Policy;

•	monitoring potential price differentials following the close of trading in foreign markets to determine whether the application of fair value pricing procedures is warranted; and

•	seeking the cooperation of financial intermediaries to assist the Fund in identifying market timing activity.

Since certain of the underlying funds may invest significantly in securities that are, or may be, restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid (“relatively illiquid

14

securities”), such fund may be particularly vulnerable to arbitrage market timing. An arbitrage market timer may seek to take advantage of a possible differential between the last available market prices for one or more of these relatively illiquid securities that are used to calculate the underlying fund’s net asset value and the latest indications of market values for those securities. One of the objectives of the Trust’s fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing (please see “Fair Valuation – Individual Securities” under the heading “Fund Account Policies”, below).

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund and the underlying funds seek to make judgments and applications that are consistent with the interests of their shareholders. There is no assurance that the Trust or its agents will gain access to any or all information necessary to detect market timing in Insurers’ separate accounts. While the Trust will seek to take actions (directly and with the assistance of Insurers) that will detect market timing, it cannot represent that such trading activity can be minimized or completely eliminated.

Revocation of market timing trades. Transactions placed in violation of the Fund’s Market Timing Trading Policy or exchange limit guidelines are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund, in full or in part, following receipt by the Fund.

INVOLUNTARY REDEMPTIONS

The Fund reserves the right to close an account (and involuntarily redeem any investment) if it is deemed to have engaged in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the Fund (such as market timing), to the fullest extent permitted by law and consistent with the best interests of the Fund and its shareholders. Involuntary redemptions may be in cash or in kind.

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Fund Account Policies

CALCULATING SHARE PRICE

When they buy and sell shares, the Fund’s shareholders pay and receive the net asset value (NAV) per share.

The value of a mutual fund is determined by deducting the fund’s liabilities from the total assets of the portfolio. The NAV per share of a class of the Fund is determined by dividing the net asset value of the Fund’s share class by the applicable number of shares outstanding of that class. The Fund’s NAV does not include any fee or sales charge imposed by the variable insurance contracts for which the Funds are investment options. Investors should consult the contract prospectus or disclosure document for more information.

The Fund calculates its NAV per share each business day at the close of trading on the New York Stock Exchange (NYSE) (normally 1:00 p.m. Pacific time). The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The assets of the Fund consist primarily of shares of the underlying funds, which are valued at their respective NAVs. When determining its NAV, the Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. The underlying funds generally utilize two independent pricing services to assist in determining a current market value for each security. If market quotations are readily available for portfolio securities listed on a securities exchange, including NASDAQ, the underlying funds value those securities at the last quoted sale price or the official closing price of the day, respectively, or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The underlying funds value over-the-counter portfolio securities within the range of the most recent bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the underlying funds value them according to the broadest and most representative market as determined by their investment manager.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. The underlying funds rely on third party pricing vendors to monitor for events materially affecting the value of these securities during this period. If an event occurs, the third party pricing vendors will provide revised values to the underlying funds.

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FAIR VALUATION – INDIVIDUAL SECURITIES

As an underlying fund may invest in securities that are restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid, there is the possibility of a differential between the last available market prices for one or more of those securities and the latest indications of market values for those securities. Each underlying fund has procedures, approved by the board of trustees, to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities). Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. The board of trustees oversees the application of fair value pricing procedures for each underlying fund.

The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that an underlying fund could obtain the fair value assigned to a security if they were able to sell the security at approximately the time at which the fund determines its NAV per share.

SECURITY VALUATION – CORPORATE DEBT SECURITIES

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. Each underlying fund, as applicable, may value these portfolio securities by utilizing quotations from bond dealers, information with respect to bond and note transactions and may rely on independent pricing services to assist in determining a current market value for each security. The underlying fund’s pricing services may utilize independent quotations from bond dealers and bond market activity to determine current value.

SECURITY VALUATION – OPTIONS

Each underlying fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option an underlying fund holds is its last sale price on the relevant exchange before the fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the underlying funds value options within the range of the current closing bid and ask prices if the underlying funds believe the valuation fairly reflects the contract’s market value.

VALUATION – FOREIGN SECURITIES – COMPUTATION OF U.S. EQUIVALENT VALUE

Each underlying fund, as applicable, generally determines the value of a foreign security as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the NYSE, if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 1:00 p.m. Pacific time) on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. Occasionally events (such as repatriation limits or restrictions) may impact the

17

availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the board of trustees.

VALUATION – FOREIGN SECURITIES – POTENTIAL IMPACT OF TIME ZONES AND MARKET HOLIDAYS.

Trading in securities on foreign securities stock exchanges and over-the-counter markets, such as those in Europe and Asia, may be completed well before the close of business on the NYSE on each day that the NYSE is open. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign portfolio security held by an underlying fund. As a result, the underlying fund may be susceptible to what is referred to as “time zone arbitrage.” Certain investors in an underlying fund may seek to take advantage of discrepancies in the value of the underlying fund’ s portfolio securities as determined by the foreign market at its close and the latest indications of value attributable to the portfolio securities at the time the underlying funds’ NAV is computed. Trading by these investors, often referred to as “arbitrage market timers,” may dilute the value of an underlying fund’s shares, if such discrepancies in security values actually exist. To attempt to minimize the possibilities for time zone arbitrage, and in accordance with procedures established and approved by the board of trustees, the manager of each underlying fund monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts (ADRs), futures contracts and exchange traded funds).

These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that might call into question the availability (including the reliability) of the values of foreign securities between the times at which they are determined and the close of the NYSE. If such an event occurs, the foreign securities may be valued using fair value procedures established and approved by the board of trustees. In certain circumstances these procedures include the use of independent pricing services. The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of an underlying fund’s portfolio at the time that the NAV is calculated, to discourage potential arbitrage market timing in fund shares, to mitigate the dilutive impact of such attempted arbitrage market timing and to be fair to purchasing, redeeming and existing shareholders. However, the application of fair value pricing procedures may, on occasion, worsen rather than mitigate the potential dilutive impact of shareholder trading.

In addition, trading in foreign portfolio securities generally, or in securities markets in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE, and on which an underlying fund's NAV is not calculated. Thus, the calculation of the underlying fund’s NAV does not take place contemporaneously with the determination of the prices of many of the foreign portfolio securities used in the calculation. If events affecting the last determined values of these foreign securities occur (determined through the monitoring process described above), the securities will be valued at fair value determined in good faith in accordance with each underlying fund’s fair value procedures established and approved by the board of trustees.

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SHARE CLASSES

Class 1 and Class 2 shares of the Fund are identical except that Class 2 has a distribution plan or “rule 12b-1” plan as described below. Please refer to the accompanying contract prospectus to find out which class is available to you under your contract.

DISTRIBUTION AND SERVICE (12B-1) FEES

Class 2 has a distribution plan, sometimes known as a rule 12b-1 plan, that allows the Fund to pay distribution fees to those who sell and distribute Class 2 shares and provide services to shareholders and Contract Owners. Because these fees are paid out of Class 2’s assets on an on-going basis, over time these fees will increase the cost of an investment, and may cost you more than paying other types of sales charges. While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s Class 2 average daily net assets, the board of trustees has set the current rate at 0.25%. A portion of the fees payable to Franklin Templeton Distributors, Inc. (Distributors) or others under the rule 12b-1 plan may be retained by Distributors for distribution expenses.

Subject to applicable law, the board of trustees may from time to time, without the approval, vote or consent of shareholders of a fund or class, combine, merge or otherwise consolidate the shares of two or more classes of shares of a fund in the Trust with and/or into a single class of shares of such fund, with such designation, preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, terms and conditions of redemption and other characteristics as the board of trustees may determine. Such transactions may be effected through share-for-share exchanges, transfers or sales of assets, shareholder in-kind redemptions and purchases, exchange offers, or any other method approved by the board of trustees.

ADDITIONAL POLICIES

Please note that the Fund maintains additional policies and reserve certain rights, including:

•	The Fund may restrict, reject or cancel any purchase order, including an exchange request.

•	At any time, the Fund may establish or change investment minimums.

•	The Fund may make material changes to or discontinue the exchange privilege on 60 days’ notice to insurance company shareholders, or as otherwise provided by law.

•	You may only buy shares of the Fund (including the purchase side of an exchange) eligible for sale in your state or jurisdiction.

•	In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

•

For redemptions over a certain amount, the Fund may pay redemption proceeds in securities or other assets rather than cash if the manager determines it is in the best interest of the Fund, consistent with applicable law.

•	To permit investors to obtain the current price, participating insurance companies are responsible for transmitting all orders to the Fund promptly.

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STATEMENTS AND REPORTS

You will receive financial reports for the Fund and Class related to your Contract from the sponsoring Insurer every six months.

Questions

More detailed information about the Trust and the Fund’s account policies can be found in the Fund’s SAI. If you have any questions about the Fund, you can write to us at One Franklin Parkway, P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/362-6243 (a toll-free number). For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

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For More Information

For information on the Fund, including a free copy of the Fund’s prospectus and Statement of Additional Information, contact your financial advisor or the insurance company offering your Contract.

Shares of the Fund are offered generally only to insurance company separate accounts to serve as the investment vehicles for variable insurance contracts (Contracts), and are not offered to the public. Because of this, the Fund’s offering documents and shareholder reports are not available on our public website at franklintempleton.com.

You can learn more about the Fund in the following documents:

STATEMENT OF ADDITIONAL INFORMATION

Contains more information about the Fund, its investments and policies. It is incorporated by reference into (is legally a part of) this prospectus.

You also can obtain information about the Fund by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202/551-8090) or the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov.

Investment Company Act file #811-05583

Franklin Templeton Variable Insurance Products Trust

FRANKLIN TEMPLETON

VARIABLE INSURANCE

PRODUCTS TRUST

CLASS 1, 2 & 3

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2007

P.O. Box 997151, Sacramento, CA 95899-9983

1/800-362-6243

Franklin Templeton Variable Insurance Products Trust (Trust) consists of multiple series (each a Fund or, altogether, the Funds). Most funds offer both Class 1 and Class 2 shares; three funds offer Class 3 shares as well. The Funds are available as investment options in variable annuity or variable life insurance contracts. Shares of the Funds may also be purchased by other mutual funds (“Funds of Funds”).

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds’ prospectuses. The Funds’ prospectuses, dated May 1, 2007, which we may amend from time to time, contain the basic information you should know before investing in the Funds. You should read this SAI together with the Funds’ prospectuses.

The audited financial statements and Report of Independent Registered Public Accounting Firm in the Funds’ Annual Report to Shareholders, for the fiscal year ended December 31, 2006, are incorporated by reference (are legally a part of this SAI).

To obtain a free additional copy of a prospectus for Class 1, Class 2, or Class 3, or an Annual Report, please call Franklin Templeton at 1-800/362-6243, or your insurance company.

Mutual funds, annuities, and other investment products:

•	are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government;

•	are not deposits or obligations of, or guaranteed or endorsed by, any bank;

•	are subject to investment risks, including the possible loss of principal.

SU MMARY TABLE OF CONTENTS

2

DETAILED TABLE OF CONTENTS

1.	Introduction			9

2.	Fundamental Investment Policies			10

3.	Non-Fundamental Investment Policies			12

4.	The Funds – Goals, Additional Strategies and Risks			13
	4.1	Franklin Flex Cap Growth Securities Fund		13
	4.2	Franklin Global Communications Securities Fund		14
	4.3	Franklin Global Real Estate Securities Fund		14
	4.4	Franklin Growth and Income Securities Fund		15
	4.5	Franklin High Income Securities Fund		16
	4.6	Franklin Income Securities Fund		17
	4.7	Franklin Large Cap Growth Securities Fund		17
	4.8	Franklin Large Cap Value Securities Fund		18
	4.9	Franklin Money Market Fund		19
	4.10	Franklin Rising Dividends Securities Fund		20
	4.11	Franklin Small Cap Value Securities Fund		20
	4.12	Franklin Small-Mid Cap Growth Securities Fund		21
	4.13	Franklin Strategic Income Securities Fund		23
	4.14	Franklin U.S. Government Fund		24
	4.15	Franklin Zero Coupon Fund – maturing in December 2010		25
	4.16	Mutual Discovery Securities Fund		26
	4.17	Mutual Shares Securities Fund		28
	4.18	Templeton Developing Markets Securities Fund		29
	4.19	Templeton Foreign Securities Fund		31
	4.20	Templeton Global Asset Allocation Fund		32
	4.21	Templeton Global Income Securities Fund		33
	4.22	Templeton Growth Securities Fund		34

5.	Glossary of Securities, Investment Techniques and their Risks			35
	5.1	Borrowing		36
	5.2	Convertible and Synthetic Convertible Securities		36
		5.2.1	Enhanced Convertibles	37
		5.2.2	Synthetic Convertibles	38
	5.3	Debt Securities		39
		5.3.1	In General	39
		5.3.2	Interest Rate	39
		5.3.3	Adjustable Rate Securities (ARS)	40
		5.3.4	Floating Interest Rate Investments.	40
		5.3.5	Inverse Floaters	40
		5.3.6	Structured Notes	41
		5.3.7	Ratings	41
		5.3.8	Lower Rated and Unrated Securities	42

3

5.3.9	Defaulted Debt			43
5.3.10	Bank Loans, Loans by Other Financial Institutions, Loan Participations and Assignments Of Loans			44
	5.3.10.1		Loans negotiated by the agent bank	44
	5.3.10.2		Three ways to invest in corporate loans	44
		5.3.10.2.1	Direct investment in corporate loans	44
		5.3.10.2.2	Assignments of corporate loans	45
		5.3.10.2.3	Participation interest in corporate loans	45
	5.3.10.3		Obligations to make future advances	45
	5.3.10.4		Delayed draw term loans	46
	5.3.10.5		Prefunded L/C term loan	46
	5.3.10.6		Risks of investments in corporate loans	47
		5.3.10.6.1	Creditworthiness	47
		5.3.10.6.2	Nonpayment of interest and/or principal	47
		5.3.10.6.3	Insufficient collateral	47
		5.3.10.6.4	Publicly available information and ratings	47
		5.3.10.6.5	Liquidity of corporate loans	48
		5.3.10.6.6	Risks based on agent banks and/or intermediate participants	48

5.3.11	Bank Obligations			49
5.3.12	Commercial Paper			49
5.3.13	Deferred Interest and Pay-In-Kind Bonds			49
5.3.14	Mortgage-Backed Securities			50
	5.3.14.1	Adjustable rate mortgage securities (ARMs)		51
	5.3.14.2	Collateralized mortgage obligations (CMOs), real estate mortgage investment conduits(REMICs) and multi-class pass-throughs		53
	5.3.14.3	Caps and floors		54
	5.3.14.4	Resets		55
	5.3.14.5	Mortgage dollar rolls		55
	5.3.14.6	Stripped mortgage securities		55
5.3.15	Asset-Backed Securities			56
5.3.16	Stripped Securities			57
	5.3.16.1	U.S. Treasury STRIPS		58
	5.3.16.2	Stripped government securities		58
	5.3.16.3	FICO strips		58
	5.3.16.4	Stripped corporate securities		58
	5.3.16.5	Stripped eurodollar obligations		58
5.3.17	U.S. Government Securities			58
	5.3.17.1	Mortgage securities		59
	5.3.17.2	Small Business Administration (SBA)		59
5.3.18	U.S. Treasury Rolls			59

4

	5.3.19	Treasury Inflation-Protected Securities		59
	5.3.20	Municipal Securities		59
	5.3.21	Zero Coupon Bonds		60
5.4	Derivative Securities			60
	5.4.1	In General		60
	5.4.2	Futures Contracts		60
		5.4.2.1	Financial futures	63
		5.4.2.2	Futures contracts on non-financial commodities	64
		5.4.2.3	Options on futures contracts	64
		5.4.2.4	Bond index futures and options on such futures	65
		5.4.2.5	Stock index futures and options on such futures	65
		5.4.2.6	Stock index futures contracts	65
		5.4.2.7	Options on stock index futures	65
		5.4.2.8	Future developments	66
	5.4.3	Forward Conversions		66
	5.4.4	Options		66
		5.4.4.1	Buying call and put options on securities	68
		5.4.4.2	Writing covered call and put options on securities	68
		5.4.4.3	Options on stock indices	70
		5.4.4.4	Over-the-counter (OTC) options	71
		5.4.4.5	Spread and straddle options transactions	72
	5.4.5	Swaps, Caps and Floors		72
		5.4.5.1	Interest rate swaps, caps and floors	74
		5.4.5.2	Mortgage swaps	75
		5.4.5.3	Currency swaps	75
		5.4.5.4	Credit default swaps	76
		5.4.5.5	Credit-linked securities	76
5.5	Diversification			78
5.6	Equity Securities			78
	5.6.1	Common Stock		78
	5.6.2	Preferred Stock		79
	5.6.3	Warrants		79
5.7	Other Investment Companies			79
	5.7.1	Exchange-Traded Funds		80
	5.7.2	Closed-End Investment Companies		80
5.8	Foreign Currency Techniques and Hedging			81
	5.8.1	Forward Currency Exchange Contracts		81
	5.8.2	Currency Rate Swaps		82
	5.8.3	Currency Futures Contracts		82
	5.8.4	Options on Foreign Currencies		83
5.9	Foreign Securities and Investments			83
	5.9.1	In General		83
	5.9.2	Currency Considerations		86
	5.9.3	Emerging Markets		86
	5. 9.4	Foreign Debt		87

5

		5.9.5	Depositary Receipts		87
		5.9.6	Limitations		88
	5.10	Illiquid Securities			88
		5.10.1	In General		88
		5.10.2	Restricted securities		89
	5.11	Loans of Portfolio Securities			89
	5.12	Portfolio Turnover			90
	5.13	Real Estate			91
		5.13.1	In General		91
		5.13.2	Real Estate Investment Trusts (REITs)		91
	5.14	Repurchase Agreements			92
		5.14.1	In General		92
		5.14.2	Reverse Repurchase Agreements		92
	5.15	Sector Concentration			93
		5.15.1	Technology companies		93
		5.15.1.1	Electronic technology and technology services companies		93
		5.15.1.2	Biotechnology and health technology companies		93
		5.15.2	Communications companies		93
		5.15.3	Financial services companies		94
			5.15.3.1	Banking and thrift institutions	94
			5.15.3.2	Insurance companies	94
		5.15.4	Health Care Companies		94
		5.15.5	Natural Resources Companies		94
			5.15.5.1	Energy companies	95
			5.15.5.2	Utilities companies	95
	5.16	Short Sales			95
	5.17	Securities Industry Related Investments			96
	5.18	Standby Commitment Agreements			96
	5.19	Temporary Investments			97
	5.20	Trade Claims			97
	5.21	When-Issued, Delayed Delivery and To-Be-Announced (TBA) transactions			98
	5.22	Policies and Procedures Regarding the Release of Portfolio Holdings			98

6.	Officers and Trustees				101
	6.1.	Independent Board Members			102
	6.2.	Interested Board Members and Officers			105
	6.3.	Board Members Beneficial Ownership			111
	6.4.	Board Committees			112

7.	Fair Valuation and Liquidity				113

8.	Proxy Voting Policies and Procedures				114

6

	8.1	Managers’ Proxy Voting Policies and Principles		115
		8.1.1	Board of directors	115
		8.1.2	Ratification of auditors of portfolio companies	115
		8.1.3	Management & director compensation	115
		8.1.4	Anti-takeover mechanisms and related issues	115
		8.1.5	Changes to capital structure	116
		8.1.6	Mergers and corporate restructuring	116
		8.1.7	Social and corporate policy issues	116
		8.1.8	Global corporate governance	116

9.	Management and Other Services			117
	9.1	Managers and Services Provided		117
		9.1.1	Table of Investment Advisers of the Funds	117
		9.1.2	Sub-Advisors	118
	9.2	Management Fees		119
		9.2.1	Table of fees paid over the last three fiscal years	123
		9.2.2	Sub-advisors, annual fee rates and fees paid over the last three fiscal years	125
	9.3	Portfolio Managers		126
		9.3.1	Other Accounts Managed by Portfolio Managers	126
		9.3.2	Potential Conflicts of Interest	129
		9.3.3	Portfolio Manager Compensation	130
		9.3.4	Portfolio Manager Ownership of Fund Shares	132
	9.4	Administrator and Services Provided		132
		9.4.1	Administration Fees	133
		9.4.2	Table of fees paid over the last three fiscal years	133
	9.5	Shareholder Servicing and Transfer Agent		134
	9.6	Custodians		135
	9.7	Independent Registered Public Accounting Firm		135
	9.8	Research Services		135

10.	Portfolio Transactions			135
	10.1	Table of Brokerage Commissions Paid Over the Last Three Fiscal Years		137
	10.2	Table Listing Brokerage Commissions Paid to Brokers Who Provided Research Services for Fiscal Year Ended December 31, 2006		139
	10.3	Table Listing Security Holdings of Brokers or Dealers By the Funds		140

11.	Distributions and Taxes			141
	11.1	Election To Be Taxed As a Regulated Investment Company		141
	11.2	Tax Considerations		142

12.	Organization, Voting Rights and Principal Holders			142
	12.1	Full Title of Each Series and Class		143

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	12.2	Principal Shareholders		145

13.	Pricing Shares			155
	13.1	Money Fund		155

14.	The Underwriter			156
	14.1	Distribution and Service (12b-1) Fees		156
	14.2	Fees Paid For Last Fiscal Year		157
	14.3	Dealer Compensation		158
		14.3.1	Marketing support payments	158
		14.3.2	Other payments	158
	14.4	Redemptions in Kind		159

15.	Performance			159
	15.1	Average Annual Total Return		160
	15.2	Cumulative Total Return		161
	15.3	Yield, Money Fund		163
	15.4	Yield, other than Money Fund		163
	15.5	Volatility		164

16.	Miscellaneous Information			164
	16.1	Fund Similarity		164

17.	Description of Ratings of Corporate Obligations, Municipal Bonds, Municipal Notes, and Short-Term Debt Ratings			166
	17.1	Corporate Obligations Ratings		166
	17.2	Municipal Bonds Ratings		168
	17.3	Municipal Notes Ratings		172
	17.4	Short-Term Debt Ratings		173

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1.	Introducti on

The information provided with respect to each Fund is in addition to that included in the Fund’s prospectus.

In addition to the main types of investments and strategies undertaken by each Fund as described in the prospectuses, the Funds also may invest in other types of securities and engage in and pursue other investment strategies, which are described in this SAI. Investments and investment strategies mentioned with respect to each Fund are discussed in greater detail in the section entitled “Glossary of Securities, Investment Techniques and their Risks” which appears after the section, “The Funds – Goals, Additional Strategies and Risks.”

Generally, the policies and restrictions discussed in this SAI and in the prospectuses apply when a Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of a Fund’s policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

If a bankruptcy or other extraordinary event occurs concerning a particular security a Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while maximizing the return to shareholders.

Each Fund is subject to various fundamental investment policies as described in the section entitled “Fundamental Investment Policies.” A fundamental investment policy may be changed only with the approval of the Trust’s board of trustees (board of trustees) and the approval of the lesser of: (1) more than 50% of the Fund’s outstanding shares; or (2) 67% or more of the Fund’s shares present at a shareholder meeting if more than 50% of the Fund’s outstanding shares are represented at the meeting in person or by proxy. Other investment policies and restrictions of each Fund that are not fundamental investment policies may be changed without the approval of shareholders.

Certain words or phrases may be used in descriptions of a Fund’s investment policies and strategies to give investors a general sense of that Fund’s level of investment. They are broadly identified with, but not limited to, the following percentages of the Fund’s total assets:

“small portion”	less than 10%
“portion”	10% to 25%
“significant”	25% to 50%
“substantial”	50% to 66%
“primary”	66% to 80%
“predominant”	80% or more

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A Fund that intends to limit particular investments or strategies to no more than specific percentages of Fund assets will clearly identify such limitations. The percentages above are not limitations unless specifically stated as such in the Fund’s prospectus or elsewhere in this SAI.

2.	Fundamental Investment Policies

Each Fund’s investment goal or goals are fundamental, asreferenced in the discussion of each Fund under “The Funds – Goals, Additional Strategies and Risks,” which means they may not be changed without the approval of that Fund’s shareholders. In addition, the Funds have adopted, the following restrictions as fundamental investment policies:

1.	BORROWING

Each Fund may not:

Borrow money, except to the extent permitted by the Investment Company Act of 1940, as amended (1940 Act), or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the U.S. Securities and Exchange Commission (SEC).

2.	UNDERWRITING

Each Fund may not:

Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3.	LENDING

Each Fund may not:

Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

4.	REAL ESTATE

Each Fund may not:

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein,

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securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, and (ii) making, purchasing or selling real estate mortgage loans.

5.	SENIOR SECURITIES

Each Fund may not:

Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

6.	COMMODITIES

Each Fund, except Mutual Discovery Securities Fund and Mutual Shares Securities Fund, may not:

Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon or (ii) investing in securities or other instruments that are secured by physical commodities.

Mutual Discovery Securities Fund and Mutual Shares Securities Fund may not:

Purchase or sell physical commodities or commodity contracts (except in conformity with regulations of the Commodities Futures Trading Commission such that the Fund would not be considered a commodity pool). Securities or other instruments backed by commodities are not considered commodities or commodity contracts for purposes of this restriction.

7.	CONCENTRATION

Each Fund, except the Franklin Global Communications Securities Fund, Franklin Global Real Estate Securities Fund and Franklin Money Market Fund, may not:

Invest more than 25% of the Fund’s net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

The Franklin Global Communications Securities Fund may not:

Invest more than 25% of the Fund’s net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that, under normal market conditions, the Fund will invest more than 25% of its net assets in the securities issued by domestic and foreign companies operating in the communications industries.

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The Franklin Global Real Estate Securities Fund may not:

Invest more than 25% of the Fund’s net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that, under normal market conditions, the Fund will invest more than 25% of its net assets in the securities issued by companies operating within the real estate industry and related industries.

The Franklin Money Market Fund may not:

Invest more than 25% of the Fund’s net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies or certificates of deposit, bankers’ acceptances and other similar obligations of domestic banks).

8.	DIVERSIFICATION

Each Fund, except for Franklin Global Real Estate Fund and Templeton Global Income Securities Fund, may not:

Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (a) more than 5% of the value of the Fund’s total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations.1

3.	Non-Fundamental Investment Policies

It is the present policy of each Fund, except Mutual Discovery Securities Fund and Mutual Shares Fund, (which policy may be changed without shareholder) not to pledge, mortgage or hypothecate its assets as security for loans (except to the extent of allowable temporary loans), nor to engage in joint or joint and several trading accounts in securities, except that the Funds (including Mutual Discovery Securities Fund and Mutual Shares Fund) may participate with other investment companies in Franklin Templeton Investments in a joint account to engage in certain large repurchase transactions and may combine orders to purchase or sell securities with orders from other persons to obtain lower brokerage commissions. A Fund’s non-fundamental policies regarding lending may be more restrictive than its fundamental policy. Please see the individual Fund’s discussion for further information.

[1]	The Franklin Money Market Fund will be considered to have satisfied this restriction if it is in compliance with Rule 2a-7(c)(4) and (c)(5) under the 1940 Act (or any successor rule thereto).

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Each of Templeton Developing Markets Fund, Templeton Foreign Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Rising Dividends Securities Fund, Franklin Global Communications Securities Fund, Franklin Global Real Estate Securities Fund, Franklin U.S. Government Fund, and Franklin Zero Coupon Fund – maturing in December 2010 is subject to a non-fundamental policy requiring that, under normal conditions, the Fund will invest at least 80% of its net assets in the type of securities that its name connotes. For the purpose of these non-fundamental policies, the “net assets” of a Fund means the Fund’s net assets, plus the amount of any borrowing for investment purposes. Although these 80% policies are non-fundamental, shareholders of a Fund will be given at least 60 days’ advance notice of any change in a Fund’s policy.

4.	The Funds – Goals, Additional Strategies and Risks

Each Fund’s investment goal or goals are fundamental, which means they may not be changed without the approval of that Fund’s shareholders.

4.1	Franklin Flex Cap Growth Securities Fund

(Flex Cap Growth Fund)

The Fund’s investment goal is capital appreciation.

Other Considerations

The Fund may invest a significant portion of its assets in companies headquartered or conducting a substantial portion of their operations in, or generating a substantial portion of their revenue from business within, California. Because of this, the Fund’s performance may be affected by economic, political and other events and conditions affecting California, which are unpredictable and can change at any time. For example, unfavorable economic conditions in Asia could adversely affect both manufacturing, technology and other California industries dependent upon exports to Asia, as well as California industries dependent upon travel and tourism.

Other Investments and Strategies

The Fund may invest up to 20% of its total assets in debt securities. The Fund may invest in debt securities that the manager believes present an opportunity for capital appreciation as a result of improvement in the creditworthiness of the issuer. The receipt of income from debt securities is incidental to the Fund’s investment goal. The Fund may invest in both rated and unrated debt securities. The Fund may buy securities that are rated at least B by Moody’s Investors Service (Moody’s) or Standard & Poor’s Ratings Group (S&P®) or unrated securities of comparable quality. The Fund will not invest more than 5% of its assets in securities rated below investment grade.

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The Fund may invest a small portion of its assets in securities of companies operating in the real estate industry, including REITs. The Fund may also invest a small portion of its assets in foreign securities.

The Fund may also buy and sell futures contracts for securities and currencies and securities index futures and options on securities index futures. The Fund may invest in futures contracts to hedge against changes in the value of its securities or those it intends to buy. The Fund will not enter into a futures contract if the amounts paid for open contracts, including required initial deposits, would exceed 5% of net assets.

The Fund also may:

•	invest in exchange-traded funds;

•	from time to time, invest a small portion of its assets in convertible securities, enhanced convertible securities and synthetic convertible securities; and

•	enter into repurchase or reverse repurchase agreements.

4.2	Franklin Global Communications Securities Fund

(Global Communications Fund)

The Fund’s investment goals are capital appreciation and current income.

Other Investments and Strategies

Debt Securities. The Fund may invest a small portion of its assets in debt securities, including convertible bonds, debt securities rated Ba or lower by Moody’s Investors Service (Moody’s) or BB or lower by Standard & Poor’s Ratings Group (S&P) or unrated securities that the manager determines are of comparable quality.

Convertible Securities. The Fund may invest a small portion of its assets in preferred stocks, convertible preferred stocks, or convertible securities including enhanced convertible securities.

The Fund also may:

•	invest up to 15% in illiquid securities;

•	purchase and sell put and call options; and

•	enter into repurchase agreements.

4.3	Franklin Global Real Estate Securities Fund

(Global Real Estate Fund)

The Fund’s principal goal is high total return.

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Other Considerations

Because the Fund invests in the real estate industry, it could own real estate directly as a result of a default on debt securities it may own. Receipt of rental income or income from the disposition of real property by the Fund may adversely affect its ability to retain its tax status. The Fund may invest in mortgage REITs, which specialize in lending money to developers, and hybrid REITs, which have a mix of equity and debt instruments. Mortgage REITs pass interest income on to shareholders. Mortgage REITs can be affected by the quality of any credit extended. Hybrid REITs can be affected by both the quality of any credit extended and, like equity REITs, by changes in the value of their holdings.

By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Terrorist Acts Affecting Real Estate. Terrorist acts affecting real estate can have a general negative impact on the value of the Fund’s investments. In addition, terrorist acts directed at real estate owned by the companies whose securities are held by the Fund could negatively impact the value of those securities. These developments can be impossible to predict and take into account with respect to management of the Fund’s investments.

Other Investments and Strategies

Debt and Convertible Securities including Enhanced and Convertible Securities. As an operating policy, the Fund will not invest more than a small portion of its net assets in debt securities, including convertible and enhanced convertible debt securities, rated Ba or lower by Moody’s or unrated securities that the manager determines are of comparable quality. Generally, however, the Fund will not acquire any securities rated lower than B by Moody’s or unrated securities that the manager determines are of comparable quality.

The Fund also may:

•	write covered call options;

•	borrow up to 5% of the value of its total assets (excluding borrowing from banks for temporary or emergency purposes and not for direct investments in securities);

•	enter into repurchase agreements; and

•	invest in illiquid securities.

4.4	Franklin Growth and Income Securities Fund

(Growth and Income Fund)

The Fund’s principal investment goal is capital appreciation. Its secondary goal is current income.

The Fund also may:

•	invest a small portion of its assets in REITs;

15

•

invest a small portion of its assets in debt securities rated below investment grade or, if unrated, determined by the manager to be of comparable quality; the Fund will not, however, invest more than a very small portion in securities rated below B or in unrated securities the manager determines are of comparable quality;

•	purchase American Depositary Receipts (ADRs);

•	write covered call and put options;

•	purchase call and put options on securities and indices of securities, including “forward conversion” transactions;

•	borrow up to 5% of the value of its total assets (excluding borrowing from banks for temporary or emergency purposes, and not for direct investments in securities); and

•	enter into repurchase agreements.

4.5	Franklin High Income Securities Fund

(High Income Securities Fund)

The Fund’s principal investment goal is to earn a high level of current income. Its secondary goal is capital appreciation.

Other Considerations

The Fund may buy zero-coupon, deferred interest and pay-in-kind securities, which may be lower-rated. The Fund may occasionally participate on creditors’ committees for issuers of defaulted debt. If it does, the Fund is generally restricted from selling those securities to anyone other than another member of the creditors’ committee, which restricts the liquidity of the holdings.

Ratings assigned by the rating agencies are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of the rating. Credit quality in the high yield debt market, however, can change suddenly and unexpectedly, and credit ratings may not reflect the issuer’s current financial condition. For these reasons, the manager does not rely principally on the ratings assigned by rating agencies, but performs its own independent investment analysis of securities being considered for the Fund’s portfolio.

Other Investments and Strategies

The Fund may also invest a small portion of its assets in bank loans, corporate loans and loan participations. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors.

The Fund also may:

•	purchase debt securities on a “when-issued” basis;

•	write covered call options;

•	borrow up to 5% of the value of its total assets (excluding borrowing from banks for temporary or emergency purposes, and not for direct investments in securities);

•	invest up to 15% in illiquid securities;

16

•

enter into repurchase agreements and forward currency exchange contracts, participate in interest rate swaps, invest in restricted securities, and invest up to 5% of its total assets in trade claims; and

•	invest a small portion of its assets in credit-linked securities, including credit default swaps.

4.6	Franklin Income Securities Fund

(Income Securities Fund)

The Fund’s investment goal is to maximize income while maintaining prospects for capital appreciation.

Other Considerations

It is the present, non-fundamental policy of the Fund that it will not acquire securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(G) or 12(d)(1)(F) of the 1940 Act.

The Fund’s investments may include zero coupon, deferred interest or pay-in-kind bonds, or preferred stocks. Because the manager has the discretion to choose the percentage of assets that can be invested in a particular type of security as market conditions change, the Fund’s portfolio may be entirely invested in debt securities or, conversely, in common stocks.

Other Investments and Strategies

Other Debt Securities. The Fund may invest up to a small portion or less of its assets in bank loans, corporate loans, loan participations and other related direct or indirect bank securities. The Fund may invest up to a small portion or less of its assets in trade claims. Both loan participations and trade claims can carry a high degree of risk.

The Fund also may:

•	borrow up to 5% of the value of its total assets (excluding borrowing from banks for temporary or emergency purposes, and not for direct investments in securities);

•	invest up to 15% in illiquid securities;

•	enter into repurchase agreements;

•	purchase securities on a “when-issued” or “delayed-delivery” basis;

•	write covered call options on securities; and

•	enter into mortgage dollar rolls.

4.7	Franklin Large Cap Growth Securities Fund

(Large Cap Growth Fund)

The Fund’s investment goal is capital appreciation. Current income is only a secondary consideration in selecting portfolio securities.

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Other Considerations

Some of the Fund’s investments in large-cap companies may yield little or no current income. The Fund’s assets may be invested in shares of common stock traded on any national securities exchange or over-the-counter, and in convertible securities including convertible preferred stocks.

Other Investments and Strategies

Debt Securities Including Lower Rated Securities. The Fund may invest a small portion or less of its assets in debt securities and convertible debt securities rated Ba or lower by Moody’s or BB or lower by S&P or unrated securities that the manager determines are of comparable quality.

The Fund also may:

•	write covered call options;

•	purchase put options on securities;

•	borrow up to 5% of the value of its total assets (excluding borrowing from banks for temporary or emergency purposes, and not for direct investments in securities);

•	purchase shares of exchange-traded funds;

•	enter into repurchase agreements; and

•	invest in restricted or illiquid securities.

4.8	Franklin Large Cap Value Securities Fund

(Large Cap Value Fund)

The Fund’s investment goal is long-term capital appreciation.

Other Investments and Strategies

The Fund also may:

•	invest in convertible securities, including enhanced convertibles and synthetic convertibles, up to 25% of its total assets;

•	enter into contracts for the purchase or sale for future delivery of securities, contracts based upon financial indices, and buy options on such contracts (financial futures);

•

purchase and sell stock index futures contracts traded on domestic exchanges and, to the extent such contracts have been approved by the CFTC for sale to customers in the U.S., on foreign exchanges; and

•	invest up to 15% in illiquid securities.

18

4.9	Franklin Money Market Fund

(Money Fund)

The Fund’s investment goal is high current income, consistent with liquidity and capital preservation. While not a fundamental goal, the Fund also seeks to maintain a stable share price of $1.00.

Other Considerations

If the disposition of a portfolio security results in a dollar-weighted average portfolio maturity in excess of 90 days, the Fund will invest its available assets so that it reduces its dollar-weighted average portfolio maturity to 90 days or less as soon as is reasonably practicable.

Although the Fund may invest up to a small portion or less of assets in securities rated in the second highest category (or unrated securities the manager determines are comparable), it generally invests in securities rated in the highest category.

The Fund may invest in obligations of U.S. branches of foreign banks only if the branches have a federal or state charter to do business in the U.S. and are subject to supervision by U.S. regulatory authorities. The Fund also may invest in time deposits, which are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Fund may invest a small portion of its assets in time deposits with maturities in excess of seven calendar days.

Obligations of foreign branches of foreign banks, U.S. branches of foreign banks (Yankee Dollar Investments), and foreign branches of U.S. banks (Eurodollar Investments), include certificates of deposit, bank notes, loan participation interests, commercial paper, unsecured promissory notes, time deposits, and bankers’ acceptances, where the parent bank has more than five billion dollars in total assets at the time of purchase.

Loss of Investment. Although the Fund seeks to maintain a $1 share price, there is no guarantee that it will be able to do so; you could lose money by investing in the Fund. During periods of very low short-term interest rates, the income earned by the Fund on its investments may be insufficient to defray the Fund’s management fee and other operating expenses, and dividends could be reduced or eliminated. Even if the Fund produces a positive yield, that yield may be insufficient to offset the fees and charges of your insurance company under your variable contract, in which case you will suffer a loss.

When-issued and delayed delivery transactions. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuations and their value at delivery may be higher or lower than the purchase price.

Other Investment Limitations. The Fund may not invest more than 5% of its total assets in securities of a single issuer, other than U.S. government securities, although it may invest more than 5% of its total assets in securities of a single issuer that are rated in the highest rating category for a period of up to three business days after purchase. The Fund also may not invest

19

more than (a) the greater of 1% of its total assets or $1 million in securities issued by a single issuer that are rated in the second highest rating category; and (b) 5% of its total assets in securities rated in the second highest rating category.

Other Investments and Strategies

•

obligations, with fixed, floating or variable interest rates, issued or guaranteed by U.S. banks with assets of at least one billion dollars, bank notes, loan participation interests and time deposits;

•	up to a small portion of the Fund’s assets in taxable municipal securities; and

•	unrated notes, paper, securities or other instruments that the manager determines to be of comparable high quality.

The Fund also may:

•	buy U.S. government securities on a when-issued or delayed delivery basis;

•	invest up to 10% in illiquid securities;

•	borrow up to 5% of the value of its total assets (excluding borrowing from banks for temporary or emergency purposes, and not for direct investments in securities); and

•	enter into repurchase agreements.

4.10	Franklin Rising Dividends Securities Fund

(Rising Dividends Fund)

The Fund’s investment goal is long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

Other Investments and Strategies

Foreign Securities. The Fund may invest a small portion of its net assets in foreign securities, including those in emerging markets.

The Fund also may:

•	invest in illiquid securities up to 15% of its net assets;

•	enter into repurchase agreements; and

•	write covered call options.

4.11	Franklin Small Cap Value Securities Fund

(Small Cap Value Fund)

The Fund’s investment goal is long-term total return.

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Other Considerations

The Fund may invest in preferred stocks, securities convertible into common stocks, warrants, secured and unsecured debt securities, and notes.

Control. The Fund purchases securities for investment purposes and not for the purpose of influencing or controlling management of the issuer. However, if the manager believes that the Fund may benefit, the manager may, but is not obligated to, seek to influence or control management.

Other Investments and Strategies

Convertible Securities. The Fund may invest in convertible securities, enhanced convertible securities and synthetic convertibles. The Fund applies the same rating criteria and investment policies to convertible debt securities as its investments in debt securities.

Lower-Rated Securities. The Fund may invest a small portion of its assets in debt securities rated below BBB by S&P or Baa by Moody’s, or in unrated debt securities that the manager determines are comparable. Debt securities rated D by S&P are in default and may be considered speculative.

The Fund also may:

•	sell short securities it does not own, up to 5% of its assets;

•	sell securities “short against the box” without limit;

•	invest in zero coupon securities, pay-in-kind bonds, structured notes, mortgage-backed and asset-backed securities;

•	purchase bank loans, corporate loans, loan participations and trade claims, which can carry a high degree of risk;

•	purchase and sell exchange-listed and over-the-counter put and call options on securities and financial indices;

•	purchase and sell futures contracts or related options with respect to securities and indices;

•	invest up to 5% of the value of its total assets in unseasoned companies;

•	purchase shares of exchange-traded funds;

•	purchase equity or debt securities of closed-end investment companies; and

•	invest in restricted or illiquid securities.

4.12	Franklin Small-Mid Cap Growth Securities Fund

(Small-Mid Cap Fund)

The Fund’s investment goal is long-term capital growth.

Other Considerations

Equity securities of small-cap and mid-cap companies may consist of common stock, preferred stock, warrants for the purchase of common stock, and convertible securities. The Fund may invest a small portion of its assets in convertible securities.

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The Fund may purchase securities in private placements, particularly late stage private placements and in venture capital financings. Late stage private placements are sales of securities made in non-public, unregistered transactions shortly before a company expects to go public. There is no public market for shares sold in these private placements and it is possible that an initial public offering will never be completed. Moreover, even after an initial public offering, there may be a limited trading market for the securities or the Fund may be subject to contractual limitations on its ability to sell the shares.

Other Investments and Strategies

Foreign Securities. The Fund may invest a small portion of its assets in foreign securities, including a small portion or less in emerging markets.

Debt Securities. The Fund also may invest in debt securities that the manager believes have the potential for capital appreciation as a result of improvement in the creditworthiness of the issuer. The receipt of income is incidental to the Fund’s goal of capital growth. The Fund may invest in debt securities rated B or above by Moody’s or S&P, or in unrated securities the manager determines are of comparable quality. The Fund may invest a small portion of its assets or less in debt securities (including convertible debt securities) rated lower than BBB by S&P or Baa by Moody’s or, if unrated, that the manager determines to be of comparable quality.

REITs. The Fund may invest a small portion of its assets in REITs, including small company REITs.

Loans of Portfolio Securities. The Fund may lend its portfolio securities up to 20% of its total assets in order to generate additional income.

Initial public offerings (IPOs) The Fund may invest in IPOs. IPOs of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities.

The Fund also may:

•	write covered put and call options on securities or financial indices;

•	purchase put and call options on securities or financial indices;

•	purchase and sell futures contracts or related options with respect to securities, indices and currencies;

•	invest in illiquid or restricted securities up to 15% of its net assets; and

•	enter into repurchase or reverse repurchase agreements.

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4.13	Franklin Strategic Income Securities Fund

(Strategic Income Fund)

The Fund’s principal goal is to earn a high level of current income. Its secondary goal is long-term capital appreciation.

Other Considerations

The Fund may invest a small portion of its assets in common stocks.

Debt Ratings. The Fund may invest in debt securities in any rating category. Ratings assigned by the rating agencies are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of the rating. The Fund also may buy defaulted debt securities if, in the opinion of the manager, it appears the issuer may resume interest payments or other advantageous developments appear likely in the near future.

Other Investments and Strategies

Currency Hedging. The Fund also may use the following currency hedging techniques: investments in foreign currency futures contracts, options on foreign currencies or currency futures, forward foreign currency exchange contracts (forward contracts), and currency swaps.

Derivative Investments. The Fund may invest limited amounts in various derivative investments, which carry high risk. Such derivatives could include: stripped mortgage-backed securities (including interest-only or principal-only securities); CMOs; options on securities, securities indices, futures contracts, and financial futures contracts; interest rate swap agreements; and mortgage dollar rolls. The Fund may only buy options on securities and securities indices if the total premium paid for such options is 5% or less of its total assets. The Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts. The Fund may invest up to 5% of its total assets in inverse floaters.

Equity Securities. In addition to its main investments, the Fund also may invest a small portion of its assets in equity securities, largely common stock, or may receive other equities as a result of a corporate restructuring or conversion of convertible securities or warrants into common stock. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.

Investment Companies. The Fund may invest a small portion of its assets in securities of investment companies which are registered under the 1940 Act or are exempt from registration under Section 3 (c) of the 1940 Act.

Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities issued by private entities, which are supported by the credit of the issuer.

Municipal Securities. The Fund may invest a small portion of its assets in municipal securities.

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Stripped Securities. The Fund may purchase stripped securities such as U.S. Treasury STRIPS, the values of which are extremely sensitive to changes in interest rates (and prepayments). Their prices will fluctuate more than the prices of interest-paying bonds or notes.

Treasury Inflation-Protected Securities. The Fund may purchase inflation-indexed securities issued by the U.S. Treasury.

The Fund also may:

•	purchase trade claims;

•	invest a small portion or less in fixed income securities issued by the government of Ukraine;

•	invest in illiquid securities up to 15% of its net assets;

•	enter into repurchase or reverse repurchase agreements; and

•	enter into mortgage dollar rolls.

4.14	Franklin U.S. Government Fund

(Government Fund)

The Fund’s investment goal is income.

Other Considerations

Mortgage-Backed Government Securities. Payments to holders of mortgage-backed government securities, including Ginnie Maes, Fannie Maes and Freddie Macs, consist of the monthly distributions of interest and principal (less Ginnie Mae’s, Fannie Mae’s or Freddie Mac’s fees and any applicable loan servicing fees). The Fund will reinvest the return of principal in securities that may have different interest rates than the securities on which the principal was returned.

Unscheduled principal payments are passed through to holders of mortgage-backed securities, such as the Fund, when mortgages in the pool underlying a Ginnie Mae, Fannie Mae or Freddie Mac mortgage-backed security are prepaid by borrowers (because a home is sold and the mortgage is paid off, or the mortgage is refinanced) or as a result of foreclosure. Accordingly, a mortgage-backed security’s life is likely to be shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to accurately predict the life of a particular mortgage-backed security.

Other Investments and Strategies

Other Pass-Through Securities. The Fund may invest in certain other types of pass-through debt securities, issued or guaranteed by U.S. government agencies or instrumentalities.

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The Fund also may:

•	enter into mortgage dollar rolls;

•	borrow up to 5% of the value of its total assets (excluding borrowing from banks for temporary or emergency purposes, and not for direct investments in securities); and

•	enter into repurchase agreements.

4.15	Franklin Zero Coupon Fund - maturing in December of 2010

(Zero Coupon Fund - maturing in December of 2010)

The Fund’s investment goal is to provide as high an investment return as is consistent with capital preservation.

Other Considerations

The availability of stripped securities, other than stripped securities issued by the U.S. Treasury, may be limited at times. During such periods, because the Fund must meet diversification rules under the Internal Revenue Code applicable to segregated asset accounts funding variable annuities, it may invest in other types of fixed-income securities.

Because the Fund will be predominantly invested in zero coupon securities, investors who hold shares to the Fund’s Target Date should experience a return consisting primarily of the amortization of discount on the underlying securities in the Fund. However, the net asset value of the Fund’s shares increases or decreases with changes in the market value of the Fund’s investments.

Maturity. The estimated expenses of terminating and liquidating the Fund will be accrued ratably over the year preceding its Target Date. These expenses, which are charged to income like all expenses, are not expected significantly to exceed the ordinary annual expenses incurred by the Fund and, therefore, should have no significant additional effect on the maturity value of the Fund. As the Fund approaches its Target Date and investments are made up of increasingly larger amounts of short-term money market investments, including cash and cash equivalents, there will be some reinvestment risk; this is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments, the proceeds from a matured debt security or a debt security that has been pre-paid (called), resulting in less income received by the Fund.

Tax Considerations. Under federal income tax law, a portion of the difference between the purchase price of the zero coupon securities and their face value (original issue discount) is considered to be income to the Zero Coupon Fund each year, even though the Fund will not receive cash payments representing the discount from these securities. This original issue discount will comprise a part of the net taxable investment income of the Fund that must be “distributed” to the insurance company, as shareholder, each year whether or not the distributions are paid in cash. To the extent the distributions are paid in cash, the Fund may have to generate the required cash from interest earned on non-zero coupon securities or possibly from the disposition of zero coupon securities.

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Other Investments and Strategies

Domestic Corporation Zero Coupon Securities. The Fund may purchase zero coupon securities issued by domestic corporations, which consist of corporate debt securities without interest coupons and, if available, interest coupons that have been stripped from corporate debt securities, and receipts and certificates for such stripped debt securities and stripped coupons.

Foreign Securities. The Fund reserves the right to invest a small portion of its assets in foreign securities, including zero coupon bonds issued by foreign governments and foreign corporations, which are generally denominated in U.S. dollars.

Money Market Instruments. The Fund may invest a small portion of its assets in money market instruments for purposes of providing income for expenses, redemption payments, and cash dividends and for managing the Fund in anticipation of its Target Date. As the Fund approaches its Target Date, it is likely that the portion of the Fund invested in money market instruments may increase.

Structured Notes. The Fund may invest a small portion or less of its assets in certain structured notes that the manager believes to be comparable to zero coupon bonds in terms of credit quality, interest rate volatility, and yield.

The Fund also may:

•	borrow up to 5% of the value of its total assets (excluding borrowing from banks for temporary or emergency purposes, and not for direct investments in securities); and

•	enter into repurchase agreements.

4.16	Mutual Discovery Securities Fund

(Mutual Discovery Fund)

The Fund’s investment goal is capital appreciation.

Other Considerations

The Fund may invest in securities that are traded on U.S. or foreign exchanges, Nasdaq or in the over-the-counter market, and may invest in any industry or sector. In addition, the Fund may invest in private securities offerings, subject to the Fund’s restriction on investments in illiquid securities. From time to time, the Fund may hold significant cash positions, consistent with its policy on temporary investments, until suitable investment opportunities are available.

Debt securities in which the Fund may invest include securities or indebtedness issued by corporations or governments in any form, as well as distressed mortgage obligations and other debt secured by real property. The Fund does not have established percentage limits for its investment in equity securities, debt securities or money market instruments.

Risk Arbitrage Securities and Distressed Companies. The Fund may invest a significant amount of its assets in such investments.

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Control. The Fund may invest in other entities that purchase securities for the purpose of influencing or controlling management. These entities may invest in a potential takeover or leveraged buyout or invest in other entities engaged in such practices.

Lower-Rated Securities. The Fund may invest in debt securities in any rating category. In general, the Fund will invest in these instruments for the same reasons as equity securities, i.e., the manager believes that the securities may be acquired at prices less than their intrinsic values. Consequently, the manager’s own analysis of a debt instrument exercises a greater influence over the investment decision than the stated coupon rate or credit rating. The Fund expects to invest in debt securities issued by reorganizing or restructuring companies, or companies that recently emerged from, or are facing the prospect of a financial restructuring. It is under these circumstances, which usually involve unrated or low rated securities that are often in, or are about to, default, that the manager seeks to identify securities which are sometimes available at prices which it believes are less than their intrinsic values. The Fund may invest without limit in defaulted debt securities, subject to the Fund’s restriction on investments in illiquid securities. The purchase of debt of a troubled company always involves a risk that the investment may be lost. However, the debt securities of reorganizing or restructuring companies typically rank senior to the equity securities of such companies. In some cases, the manager may purchase debt securities of a troubled company with the expectation that such securities will become convertible into common equity through bankruptcy restructuring.

Other Investments and Strategies

Other Indebtedness. The Fund also may invest in other forms of secured or unsecured indebtedness or participations (indebtedness), which may have very long maturities or may be illiquid.

Foreign Securities. Foreign investments may include both voting and non-voting securities, sovereign debt and participation in foreign government deals.

Currency Hedging. When the manager believes that it may be advantageous, the Fund may use the following currency hedging techniques: foreign currency futures contracts, options on foreign currencies or currency futures, forward foreign currency exchange contracts and currency swaps.

The Fund may purchase trade claims and other similar direct obligations or claims against a company in bankruptcy. Trade claims are generally purchased from creditors of the bankrupt company and typically represent money due to a supplier of goods or service to the company.

The Fund also may:

•	sell short securities it does not own, subject to the limit under the 1940 Act on borrowing and leverage, which currently is 33 1/3% of assets;

•	enter into repurchase agreements;

•	purchase securities on a “when-issued” or “delayed delivery” basis;

•	invest in restricted or illiquid securities;

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•	purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments; and

•	purchase and sell futures contracts and related options.

4.17	Mutual Shares Securities Fund

(Mutual Shares Fund)

The Fund’s principal goal is capital appreciation. Its secondary goal is income.

Other Considerations

It is the present, non-fundamental policy of the Fund that it will not acquire securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(G) or 12(d)(1)(F) of the 1940 Act.

The Fund may invest in securities that are traded on U.S. or foreign exchanges, Nasdaq or in the over-the-counter market, and may invest in any industry sector. In addition, the Fund may invest in private securities offerings, subject to the Fund’s restriction on investments in illiquid securities. From time to time, the Fund may hold significant cash positions, consistent with its policy on temporary investments, until suitable investment opportunities are available.

Debt securities in which the Fund may invest include securities or indebtedness issued by corporations or governments in any form, as well as distressed mortgage obligations and other debt secured by real property. The Fund does not have established percentage limits for its investment in equity securities, debt securities or money market instruments.

Control. The Fund may invest in other entities that purchase securities for the purpose of influencing or controlling management. These entities may invest in a potential takeover or leveraged buyout or invest in other entities engaged in such practices.

Risk Arbitrage Securities and Distressed Companies. The Fund may invest a significant amount of its assets in such investments.

Lower-Rated Securities. The Fund may invest in debt securities in any rating category. In general, the Fund will invest in these instruments for the same reasons as equity securities, i.e., the manager believes that the securities are available at prices less than their intrinsic values. Consequently, the manager’s own analysis of a debt instrument exercises a greater influence over the investment decision than the stated coupon rate or credit rating. The Fund expects to invest in debt securities issued by reorganizing or restructuring companies, or companies that recently emerged from, or are facing the prospect of a financial restructuring. It is under these circumstances, which usually involve unrated or lower rated securities that are often in, or are about to, default, that the manager seeks to identify securities which are sometimes available at prices which it believes are less than their intrinsic values. The Fund may invest without limit in defaulted debt securities, subject to the Fund’s restriction on investments in illiquid securities. The purchase of debt of a troubled company always involves a risk that the investment may be

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lost. However, the debt securities of reorganizing or restructuring companies typically rank senior to the equity securities of such companies. In some cases, the manager may purchase debt securities of a troubled company with the expectation such securities will become convertible into common equity through bankruptcy restructuring.

Other Investments and Strategies

Indebtedness. The Fund also may invest in other forms of secured or unsecured indebtedness or participations (indebtedness), which may have very long maturities or may be illiquid.

Foreign Securities. The Fund may invest a significant amount of its assets in foreign securities and a small portion of its assets or less in securities of emerging markets. Foreign investments may include both voting and non-voting securities, sovereign debt and participation in foreign government deals.

Currency Hedging. When the manager believes that it may be advantageous, the Fund may use the following currency hedging techniques: investments in foreign currency futures contracts, options on foreign currencies or currency futures, forward foreign currency exchange contracts and currency swaps.

Trade Claims. The Fund may purchase trade claims and other similar direct obligations or claims against companies in bankruptcy. Trade claims are generally purchased from creditors of the bankrupt company and typically represent money due to a supplier of goods or services to the company.

The Fund also may:

•	sell short securities it does not own, subject to the limit under the 1940 Act on borrowing and leverage, which currently is 33 1/3% of assets;

•	enter into repurchase agreements;

•	purchase securities on a “when-issued” or “delayed delivery” basis;

•	invest in restricted or illiquid securities; and

•	purchase and sell futures contracts and related options.

4.18	Templeton Developing Markets Securities Fund

(Developing Markets Fund)

The Fund’s investment goal is long-term capital appreciation.

Other Considerations

For this Fund, emerging market countries include: (i) countries that are generally considered low or middle income countries by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation; or (ii) countries that are classified by the United Nations or otherwise regarded by their authorities as emerging; or (iii) countries with a market capitalization of less than 3% of the Morgan Stanley Capital World Index.

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Emerging market equity securities are equity securities of emerging market companies. Emerging market companies are: (i) companies the principal securities trading markets of which are in emerging market countries; or (ii) companies that derive a significant share of their total revenue from either goods or services produced or sales made in emerging market countries; or (iii) companies that have a significant portion of their assets in emerging market countries; or (iv) companies that are linked to currencies of emerging market countries; or (v) companies that are organized under the laws of, or with principal offices in, emerging market countries. The manager will determine eligibility based on publicly available information and inquiries to the companies.

From time to time, the Fund may hold significant cash positions, including investment in shares of an affiliated money market fund, until suitable investment opportunities are available, consistent with its policy on temporary investments.

The Fund seeks to benefit from economic and other developments in emerging markets. The investment goal of the Fund reflects the belief that investment opportunities may result from an evolving, long-term international trend favoring more market-oriented economies. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Countries in the process of developing more market-oriented economies may experience relatively high rates of economic growth, but there are many factors that may slow development and growth. Other countries, although having relatively mature emerging markets, also may be in a position to benefit from local or international developments encouraging greater market orientation and diminishing governmental intervention in economic affairs.

The Fund may use various derivative strategies. The performance of derivative investments depends, at least in part, on the performance of an underlying asset. Derivatives involve costs, may be volatile, and may involve a small investment relative to the risk assumed. Their successful use will depend on the manager’s ability to predict market movements. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

Other Investments and Strategies

Debt Securities. The Fund may invest up to a small portion of its assets in fixed-income debt securities for capital appreciation.

To the extent the Fund invests in debt securities, it will invest in those rated at least C by Moody’s or S&P or, if unrated, that the manager determines to be of comparable quality. As a non-fundamental policy, the Fund will not invest more than 10% of its assets in defaulted debt securities. As an operating policy (which may be changed without shareholder approval), the Fund will not invest more than a small portion or less of its assets in lower-rated debt securities which include debt securities rated lower than BBB by S&P or Baa by Moody’s.

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Closed-end Investment Companies. The Fund may invest up to a small portion of its total assets in securities of closed-end investment companies to facilitate foreign investment. Investors should realize that they indirectly bear a proportionate share of the expenses of these investment companies, including operating costs, and investment advisory or administrative fees.

Foreign Securities. The Fund will at all times, except during defensive periods, maintain investments in at least three emerging markets countries.

The Fund also may:

•	purchase convertible securities and warrants;

•	invest up to 15% of its net assets in illiquid securities;

•	enter into repurchase agreements;

•	enter into forward foreign currency exchange contracts; and

•

enter into futures contracts, and related options, with respect to securities, securities indices and foreign currencies. The value of the underlying securities of written futures contracts will not exceed at any time 25% of the Fund’s total assets.

4.19	Templeton Foreign Securities Fund

(Foreign Securities Fund)

The Fund’s investment goal is long-term capital growth.

Other Considerations

The Fund may invest a small portion of its assets in smaller companies.

Other Investments and Strategies

Debt Securities. The Fund may invest a small portion of its assets in debt securities including in medium and lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody’s or unrated securities the manager determines are of comparable quality. As a non-fundamental policy, the Fund will not invest more than a small portion or less of its assets in lower-rated securities rated BB or lower by S&P, Ba or lower by Moody’s, or lower unrated securities that the manager determines are an equivalent investment quality.

The Fund also may:

•	invest up to 15% of its net assets in illiquid securities;

•	invest up to 5% of its net assets in convertible securities;

•	enter into firm commitment agreements;

•	purchase securities on a “when-issued” basis;

•	purchase shares of exchange-traded funds; and

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•

purchase and sell financial futures contracts, stock index futures contracts, and foreign currency futures contracts. It may engage in these transactions only if the total contract value of the futures does not exceed 20% of the Fund’s total assets.

4.20	Templeton Global Asset Allocation Fund

(Asset Allocation Fund)

The Fund’s investment goal is high total return.

Other Considerations

Other Investments and Strategies

Foreign Securities. The Fund has an unlimited ability to purchase exchange listed securities in any foreign country, developed or emerging. With respect to equity securities, the Fund will not invest more than a small portion in securities of foreign issuers that are not listed on a recognized U.S. or foreign securities exchange.

Debt Securities. The Fund may invest in debt securities issued by governments or companies, whether domestic or foreign, such as bonds, debentures, notes, commercial paper, CMOs and securities issued or guaranteed by governments agencies and instrumentalities. The Fund may invest in preferred stocks and certain debt securities, rated or unrated, such as convertible bonds and bonds selling at a discount. The Fund may invest in debt securities of any maturity, and the average maturity of debt securities in the Fund’s portfolio may fluctuate.

Money Market Instruments. The Fund may hold cash and time deposits with banks in the currency of any major nation and invest in certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion. The Fund also may invest in commercial paper rated Prime-1 or Prime-2 by Moody’s or A-1 or A-2 by S&P, or unrated commercial paper issued by companies having outstanding debt issue currently rated Aaa or Aa by Moody’s or AAA or AA by S&P.

The Fund also may:

•	invest a small portion or less in fixed income securities issued by the government of Ukraine;

•	invest in illiquid securities up to 15% of its net assets;

•	invest in collateralized mortgage obligations;

•	purchase securities on a “when-issued” basis;

•	invest in REITS;

•	enter into repurchase agreements;

•	invest in forward foreign currency exchange contracts; and

•

purchase and sell financial futures contracts, stock index futures contracts, and foreign currency futures contracts for hedging purpose only and not for speculation. It may engage in these transactions only if the total contract value of the futures contract does not exceed 20% of the Fund’s total assets.

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4.21	Templeton Global Income Securities Fund

(Global Income Fund)

The Fund’s investment goal is high current income consistent with preservation of capital. Although not a goal, capital appreciation is a secondary consideration.

Other Considerations

The Fund selects investments to provide a high current yield or a combination of yield, capital appreciation, and currency appreciation. As a global fund, the Fund may invest in securities issued in any currency and may hold foreign currency.

Under normal market conditions, the Fund will have at least a small portion of its assets invested in debt securities issued or guaranteed by foreign governments. Under normal circumstances, the Fund’s assets will be invested in issuers located in at least three countries, one of which may be the U.S.

The Fund may invest in illiquid securities, which are securities that may not be readily sold or may only be resold within a shorter time frame at a price significantly lower than if they were liquid.

Other Investments and Strategies

Debt Securities. The Fund may invest in debt or equity securities of any type of issuer, including domestic and foreign corporations, domestic and foreign banks (with assets in excess of one billion dollars), other business organizations, and domestic and foreign governments and their political subdivisions, including the U.S. government, its agencies, and authorities or instrumentalities, and supranational organizations. A supranational organization is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. The Fund is further authorized to invest in “semi-governmental securities,” which are debt securities issued by entities owned by either a national, state, or equivalent government or of a government jurisdiction that are not backed by its full faith and credit and general taxing powers. The Fund considers securities issued by central banks that are guaranteed by their national governments to be government securities.

The debt securities in which the Fund invests may have equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer; participation based on revenues, sales or profits; or the purchase of common stock in a unit transaction (where an issuer’s debt securities and common stock are offered as a unit).

The Fund may invest in debt securities with varying maturities.

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The Fund also may:

•	invest a small portion or less in fixed income securities issued by the government of Ukraine;

•	use forward and futures contracts, options on currencies, and interest rate swaps;

•	invest in preferred stock;

•	invest in structured notes;

•	purchase and sell call and put options on U.S. or foreign securities;

•	acquire bank loans, corporate loans and loan participations;

•	borrow up to 5% of the value of its total assets (excluding borrowing from banks for temporary or emergency purposes, and not for direct investments in securities);

•	enter into repurchase, reverse repurchase, and “when-issued” transactions; and

•	enter into futures contracts for the purchase or sale of U.S. Treasury or foreign securities or based upon financial indices.

4.22	Templeton Growth Securities Fund

(Growth Securities Fund)

The Fund’s investment goal is long-term capital growth. Any income the Fund earns will be incidental.

Other Considerations

It is the present, non-fundamental policy of the Fund that it will not acquire securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(G) or 12(d)(1)(F) of the 1940 Act.

The Fund may invest in securities of issuers anywhere in the world, including emerging market countries, and of any market capitalization. The Fund considers emerging market countries to include those generally considered low or middle income countries by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation.

Other Investments and Strategies

Debt Securities. The Fund may invest in bonds, convertible bonds, and bonds selling at a discount, as a defensive measure while looking for attractive equity investments. The Fund also may invest in debt securities for capital appreciation. The Fund may invest in debt securities that are rated as low as C by Moody’s or S&P (the lowest rating category) or, if unrated, that the manager determines to be of comparable quality. However, as a policy established by the board, the Fund will not invest more than a small portion or less of its assets in debt securities rated BBB or lower by S&P or Baa or lower by Moody’s. Consistent with the goal of the Fund, the board may consider a change if economic conditions change such that a higher level of investment in high risk, lower quality debt securities would be appropriate. As a non-fundamental policy, the Fund may not invest more than 10% of its assets in defaulted debt securities.

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Stock Index Futures. The Fund may purchase and sell stock index futures contracts having a notional value equal to, in the aggregate, a small portion of its assets. It may not at any time commit more than a small portion or less of its assets to initial margin deposits on futures contracts.

The Fund also may:

•	purchase preferred stocks;

•	invest up to 10% of its assets in securities with a limited trading market, i.e., “illiquid securities;”

•	enter into repurchase agreements;

•	borrow up to 5% of the value of its total assets (excluding borrowing from banks for temporary or emergency purposes, and not for direct investments in securities); and

•	invest in restricted securities.

5.	Glossary of Securities, Investment Techniques and their Risks

This section describes certain types of securities and investment techniques that a Fund may use to help it achieve its investment goals and to the extent not expressly prohibited by its investment policies. Not all investments, strategies and techniques are available to all Funds. You should refer to the information in the Fund’s prospectus or earlier in this SAI to determine if an investment, strategy or technique may be used by a particular Fund. If there appears to be an inconsistency between this section and the individual Fund section with respect to investments, strategies or techniques, the individual Fund section controls and should be relied upon.

Each Fund is also subject to investment policies that are described under the heading “Fundamental Investment Policies” in this SAI. The investment goal of each Fund and its listed investment policies are “fundamental policies” of each Fund, which means that they may not be changed without a majority vote of shareholders of the Fund. With the exception of a Fund’s investment goal and those restrictions specifically identified as fundamental, all investment policies and practices described in the Fund’s prospectus and in this SAI are not fundamental, which means that they may be changed without shareholder approval.

The value of your shares will increase as the value of the securities owned by a Fund increases and will decrease as the value of the Fund’s investments decreases. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares also may change with movements in the stock and bond markets as a whole.

During various periods in the past, increases in market values and/or the values of many individual securities have significantly exceeded prior historical norms. When increases in market values and/or individual securities values exceed historical norms, investors should not expect that such increases will be maintained or that the rate of such increases will continue. Investors should also not expect that such periods of increases in values exceeding historical norms will resume.

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In addition to the risks described in each Fund’s prospectus and the individual Fund summaries in this SAI, investors should consider the risks that pertain to the Funds that may invest in the instruments or engage in the following strategies.

5.1	BORROWING

None of the Funds will purchase additional securities while its borrowing exceeds its stated percentage limitations on borrowing. Under federal securities laws, a fund may borrow from banks provided it maintains continuous asset coverage of 300% with respect to such borrowings, including selling (within three days) sufficient portfolio holdings to restore such coverage should it decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint.

Leveraging by means of borrowing may make any change in the Fund’s net asset value even greater and thus result in increased volatility of returns. The Fund’s assets that are used as collateral to secure the borrowing may decrease in value while the borrowing is outstanding, which may force the Fund to use its other assets to increase the collateral. In addition, the money borrowed will be subject to interest and other costs (which may include commitment fees and the cost of maintaining minimum average balances). The cost of borrowing may exceed the income received from the securities purchased with borrowed funds.

In addition to borrowing for leverage purposes, the Funds also may borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities. This allows the Funds greater flexibility to buy and sell portfolio securities for investment rather than cash flow considerations. See “Fundamental Investment Policies” for more information about the Funds’ policies with respect to borrowing.

5.2	CONVERTIBLE AND SYNTHETIC CONVERTIBLE SECURITIES

A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but may be subordinate to other types of fixed-income securities issued by that company. A convertible security may be subject to redemption by the issuer, but only after a

36

specified date and under circumstances established at the time the security is issued. When a convertible security issued by an operating company is “converted,” the operating company often issues new stock to the holder of the convertible security. However, if the convertible security is redeemable and the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock.

If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank. The issuer of a convertible security may be important in determining the security’s true value. This is because the holder of a convertible security will have recourse only to the issuer.

Issuers of convertible securities that have lower credit ratings are often not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments on the convertible debt securities. If an issuer stops making interest and/or principal payments on the convertible debt securities, payments on such securities may never resume. These securities may be worthless and a Fund could lose its entire investment.

While the Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund’s financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer’s failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer’s business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments.

5.2.1 ENHANCED CONVERTIBLE SECURITIES. In addition to “plain vanilla” convertibles, a number of different structures have been created to fit the characteristics of specific investors and issuers. Examples of these enhanced characteristics for investors include yield enhancement, increased equity exposure or enhanced downside protection. From an issuer’s perspective, enhanced structures are designed to meet balance sheet criteria, interest/dividend payment deductibility and reduced equity dilution. The following are descriptions of common structures of enhanced convertible securities.

Mandatory convertible securities are considered the most equity-like of convertible securities. At maturity these securities are mandatorily convertible into common stock offering investors some form of yield enhancement in return for some of the upside potential in the form of a conversion premium. Typical characteristics of mandatories include: issued as preferred stock, convertible at premium, pay fixed quarterly dividend (typically higher than common stock dividend), and are non-callable for the life of the security (usually three to five years). An important feature of mandatories is that the number of shares received at maturity is determined by the difference between the price of the common stock at maturity and the price of the common stock at issuance. Mandatory convertible securities come in many forms. One increasingly popular

37

structure due to favorable tax treatment is a trust that holds a combination of a debt instrument that pays a fixed quarterly premium with a forward contract that ensures delivery of the equity security at maturity. In some cases, these trusts are registered as closed-end investment companies although they are not actively managed and do not charge any management fees (any expenses are prepaid by the issuer).

Convertible trust preferred securities are, from an investor’s viewpoint, essentially convertible preferred securities, i.e., they are issued as preferred stock convertible into common stock at a premium and pay quarterly dividends. Through this structure the company establishes a wholly owned special purpose vehicle whose sole purpose is to issue convertible preferred stock. The offering proceeds pass through to the company who issues the special purpose vehicle a convertible subordinated debenture with identical terms to the convertible preferred issued to investors. Benefits to the issuer include increased equity credit from rating agencies and the deduction of coupon payments for tax purposes.

Exchangeable securities are often used by a company divesting a holding in another company. The primary difference between exchangeables and standard convertible structures is that the issuer of an exchangeable security is different from the issuer of the underlying shares.

Zero-coupon and deep-discount convertible bonds include the following characteristics: no or low coupon payments, imbedded put options allowing the investor to put (sell) them on select dates prior to maturity, call protection (usually three to five years), and lower than normal conversion premiums at issuance. A benefit to the issuer is that while no cash interest is actually paid, the accrued interest may be deducted for tax purposes. Because of their put options, these bonds tend to be less sensitive to changes in interest rates than either long maturity bonds or preferred stocks. The put options also provide enhanced downside protection while retaining the equity participation characteristics of traditional convertible bonds.

An investment in an enhanced convertible security or any other security may involve additional risks. The Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund’s ability to dispose of particular securities, when necessary, to meet the Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio. The Fund, however, intends to acquire liquid securities, though there can be no assurances that this will be achieved.

5.2.2 SYNTHETIC CONVERTIBLES. A synthetic convertible is created by combining distinct securities which together possess the two principal characteristics of a true convertible security, i.e., fixed income and the right to acquire the underlying equity security. This combination is achieved by investing in nonconvertible fixed-income securities and in warrants or stock or stock index call options which grant the holder the right to purchase a specified quantity of securities within a specified period of time at a specified price or to receive cash in the case of stock index options.

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Synthetic convertible securities are generally not considered to be “equity securities” for purposes of the Fund’s investment policy regarding those securities. Synthetic convertibles are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then-current value of the underlying security.

Synthetic convertible securities differ from true convertible securities in several respects. The value of a synthetic convertible is the sum of the values of its fixed-income component and its convertibility component. Thus, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations. Further, although the manager expects normally to create synthetic convertibles whose two components represent one issuer, the character of a synthetic convertible allows a Fund to combine components representing distinct issuers, or to combine a fixed income security with a call option on a stock index, when the manager determines that such a combination would better promote the Fund’s investment goals. In addition, the component parts of a synthetic convertible security may be purchased simultaneously or separately; and the holder of a synthetic convertible faces the risk that the price of the stock, or the level of the market index underlying the convertibility component will decline.

Another type of synthetic convertible is created by investing in an equity security and selling a call option on that underlying equity security. This structure offers investors a higher current dividend than the underlying common stock in exchange for a cap on the participation in the stock price appreciation.

5.3	DEBT SECURITIES

5.3.1 IN GENERAL. In general, debt securities represent a loan of money to the issuer by the purchaser of the securities. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender, and to return the lender’s money over or at the end of a certain time period. A company typically must meet its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes and commercial paper are types of debt securities. Each of these differs in the length of the issuer’s payment schedule, with commercial paper having the shortest payment schedule.

Debt securities can provide the potential for capital appreciation based on various factors such as changes in interest rates, economic and market conditions, improvement in an issuer’s ability to repay principal and pay interest, and ratings upgrades.

5.3.2 INTEREST RATE. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. To the extent a Fund invests in debt securities, changes in interest rates in any country where the Fund is invested will affect the value of the Fund’s portfolio and its share price. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of debt securities generally declines. These changes in market value will be reflected in a Fund’s net asset value per share. Of course, interest rates throughout the world have increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.

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5.3.3 ADJUSTABLE RATE SECURITIES (ARS). These are debt securities with interest rates that are adjusted periodically pursuant to a pre-set formula and interval. The interest rates on ARS are readjusted periodically to an amount above the chosen interest rate index. These readjustments occur at intervals ranging from one to sixty months. Movements in the relevant index on which adjustments are based, as well as the applicable spread relating to the ARS, will affect the interest paid on ARS and, therefore, the current income earned by a Fund by investing in ARS. (See “Resets.”) The degree of volatility in the market value of the securities held by a Fund and of the net asset value of the Fund’s shares will be a function primarily of the length of the adjustment period and the degree of volatility in the applicable indices. It will also be a function of the maximum increase or decrease of the interest rate adjustment on any one adjustment date, in any one year, and over the life of the securities. These maximum increases and decreases are typically referred to as “caps” and “floors,” respectively. A Fund does not seek to maintain an overall average cap or floor, although the manager will consider caps or floors in selecting ARS for a Fund.

While the Funds investing in ARS do not attempt to maintain a stable net asset value per share, during periods when short-term interest rates move within the caps and floors of the securities held by a Fund, the fluctuation in market value of the ARS held by the Fund is expected to be relatively limited, since the interest rates on the ARS generally adjust to market rates within a short period of time. In periods of substantial short-term volatility in interest rates, the value of a Fund’s holdings may fluctuate more substantially because the caps and floors of its ARS may not permit the interest rates to adjust to the full extent of the movements in the market rates during any one adjustment period. In the event of dramatic increases in interest rates, the lifetime caps on the ARS may prevent the securities from adjusting to prevailing rates over the term of the loan. In this case, the market value of the ARS may be substantially reduced, with a corresponding decline in a Fund’s net asset value.

5.3.4 FLOATING INTEREST RATE INVESTMENTS. A floating interest rate investment is a debt security, the rate of interest on which is usually established as the sum of a base lending rate plus a specified margin. The base lending rates generally are the London Inter-Bank Offered Rate (LIBOR), the Prime Rate of a designated U.S. bank, the CD Rate, or another base lending rate used by lenders loaning money to companies, so-called commercial lenders. The interest rate on Prime Rate-based loans and securities floats daily as the Prime Rate changes, while the interest rate on LIBOR-based and CD-based loans and securities is reset periodically, typically at regular intervals ranging between 30 days and one year. Certain floating interest rate investments may permit the borrower to select an interest rate reset period of up to one year. Investments with longer interest rate reset periods or fixed interest rates may increase fluctuations in a Fund’s share price as a result of changes in interest rates. Some floating interest rate investments may have the additional feature of converting into a fixed rate instrument after certain periods of time or under certain circumstances.

5.3.5 INVERSE FLOATERS. Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction, usually at an accelerated speed, to short-term interest rates or interest rate indices. The prices of inverse floaters can be highly volatile as a result. Inverse floaters generally are considered to be “derivative” securities.

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5.3.6 STRUCTURED NOTES. Structured notes typically are issued by entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. The entity typically is organized by an investment banking firm that receives fees in connection with establishing the entity and arranging placement of its securities. Restructuring involves the deposit with or purchase by the entity, which may be a corporation or trust, of specified financial instruments, and the issuance by the entity of one or more classes of securities, including structured notes, backed by or representing interests in the underlying instruments. The cash flows arising from the underlying instruments may be apportioned among the newly issued structured investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions, as well as put or call features, or elements of financial leverage. The extent of the payments made with respect to the structured investment is dependent on the cash flows arising from the underlying instruments, and the terms and conditions of the structured security. Classes of structured notes may be either subordinated or unsubordinated to the right of payment of another class or classes. Subordinated structured investments typically have higher yields, and present greater risks, than unsubordinated structured investments. Various features of structured notes may result in substantial volatility in relation to changes in interest rates or the credit quality of the underlying instruments.

Structured notes typically are sold in private placement transactions to institutional investors such as the Funds, and there generally is no active trading market for structured investments. To the extent such investments are illiquid, they will be subject to the Funds’ restrictions on investments in illiquid securities.

5.3.7 RATINGS. Various investment services publish ratings of some of the debt securities in which the Funds may invest. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody’s or BB or lower by S&P or from unrated securities deemed by a Fund’s manager to be of comparable quality. Such high-yield securities are considered to be below “investment grade” and are sometimes referred to as “junk bonds.” Lower-rated securities typically are riskier than investment grade securities. Bonds that are rated C by Moody’s are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P are securities on which no interest is being paid. These ratings represent the opinions of the rating services with respect to the issuer’s ability to pay interest and repay principal. They do not purport to reflect other risks, such as the risk of fluctuations in market value, and are not absolute standards of quality. If the rating on an issue held in a Fund’s portfolio is changed by the rating service or the security goes into default, this event may be considered by the Fund in its evaluation of the overall investment merits of that security, but will not generally result in an automatic sale of the security.

See “Description of Ratings of Corporate Obligations, Municipal Bonds, Municipal Notes, and Short-Term Debt Ratings” for a more complete discussion of the ratings.

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5.3.8 LOWER RATED AND UNRATED SECURITIES. An investment in any Fund that invests in below-investment grade securities, including those issued by foreign companies and governments, is subject to a higher degree of risk than an investment in a Fund that invests primarily in higher-quality securities. You should consider the increased risk of loss to principal that is present with an investment in higher risk securities, such as those in which certain of the Funds invest. Accordingly, an investment in such a Fund should not be considered a complete investment program and should be carefully evaluated for its appropriateness in light of your overall investment needs and goals.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of lower-rated debt securities may be more complex than for issuers of higher rated securities. The ability of a Fund to achieve its investment goal may, to the extent of investment in lower-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher rated securities. A Fund relies on the manager’s judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the manager takes into consideration, among other things, the issuer’s financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management and regulatory matters.

Lower-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of lower-rated debt securities may be less sensitive to interest rate changes than higher rated investments, but more sensitive to economic downturns or individual adverse corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in lower rated debt securities prices. This is because an economic downturn could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of lower-rated debt securities defaults, the Fund may incur additional expenses to seek recovery.

High yield, fixed-income securities frequently have call or buy-back features that allow an issuer to redeem the securities from a Fund. Although these securities are typically not callable for a period of time, usually for three to five years from the date of issue, if an issuer calls its securities during periods of declining interest rates, the manager may find it necessary to replace the securities with lower-yielding securities, which could result in less net investment income for the Fund. The premature disposition of a high yield security due to a call or buy-back feature, the deterioration of an issuer’s creditworthiness, or a default by an issuer may make it more difficult for a Fund to manage the timing of its income. To generate cash for distributions, the Fund may have to sell portfolio securities that it otherwise may have continued to hold or use cash flows from other sources, such as the sale of Fund shares. A Fund may be required under the Internal Revenue Code and U.S. Treasury Regulations to accrue income for income tax purposes on defaulted obligations and to distribute such income to the Fund’s shareholders even though the Fund is not currently receiving interest payments on such obligations.

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The markets in which lower rated and unrated debt securities are traded are more limited than those in which high rated securities are traded. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at desirable prices either to meet redemption requests or to respond to a specific economic event, such as deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain lower rated or unrated debt securities also may make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing the Fund’s portfolio. Market quotations are generally available on many lower rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices of actual sales.

High yield, fixed-income securities that are sold without registration under federal securities laws carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if a Fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, which entails special responsibilities and liabilities. A Fund also may incur special costs in disposing of restricted securities, although the Fund will generally not incur any costs when the issuer is responsible for registering the securities.

High yield, fixed-income securities acquired during an initial underwriting involve special risks because they are new issues. The manager will carefully review their credit and other characteristics. The Funds have no arrangement with their underwriter or any other person concerning the acquisition of these securities.

The credit risk factors above also apply to lower-quality zero coupon, deferred interest and pay-in-kind securities. These securities have an additional risk, however, because unlike securities that pay interest throughout the time until maturity, a Fund will not receive any cash until the cash payment date. If the issuer defaults, the Fund may not obtain any return on its investment.

Certain of the high yielding, fixed-income securities in which the Funds may invest may be purchased at a discount. When held to maturity or retired, these securities may include an element of capital gain. Capital losses may be realized when securities purchased at a premium, that is, in excess of their stated or par value, are held to maturity or are called or redeemed at a price lower than their purchase price. Capital gains or losses also may be realized upon the sale of securities.

5.3.9 DEFAULTED DEBT. The risk of loss due to default may be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other debt of the issuer. If the issuer of a security in a Fund’s portfolio defaults, the Fund may have unrealized losses on the security, which may lower the Fund’s net asset value. Defaulted securities tend to lose much of their value before they default. Thus, a Fund’s net asset value may be adversely affected before an issuer defaults. In addition, a Fund may incur additional expenses if it must try to recover principal or interest payments on a defaulted security.

A Fund will buy defaulted debt securities if, in the opinion of the manager, they may present an opportunity for later price recovery, the issuer may resume interest payments, or other

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advantageous developments appear likely in the near future. Defaulted debt securities may be illiquid and, as such, will be part of the percentage limits on investments in illiquid securities discussed under “Fundamental Investment Policies.”

5.3.10 BANK LOANS, LOANS BY OTHER FINANCIAL INSTITUTIONS, LOAN PARTICIPATIONS AND ASSIGNMENTS OF LOANS. The Funds may invest in loans made to corporate and other business entities by banks or other financial institutions (“corporate loans”). Such corporate loans typically pay interest rates, which are re-determined periodically on the basis of a floating base lending rate such as the London Interbank Offered Rate (“LIBOR”) plus a premium. A Fund may acquire loan participations and other related direct or indirect corporate debt obligations (including assignments of corporate loans), in which the Fund will buy from a lender a portion of a larger loan that the lender has made to a borrower. Such loans may include term loans and, to the extent permissible for a Fund, revolving credit facilities, prefunded L/C term loans, delayed draw term loans and receivables purchase facilities.

5.3.10.1 Loans negotiated by the agent bank. Each type of corporate loan in which a Fund may invest typically is structured by a group of lenders. This means that the lenders participate in the negotiations with the corporate borrower and in the drafting of the terms of the corporate loan. The group of lenders often consists of commercial banks, thrift institutions, insurance companies, finance companies or other financial institutions. No Fund will act as the sole negotiator or sole originator for a corporate loan. One or more of the lenders usually administers the corporate loan on behalf of all the lenders; this lender is referred to as the Agent Bank.

5.3.10.2 Three ways to invest in corporate loans. The Funds may invest in corporate loans in one of three ways. A Fund may: (i) make a direct investment in a corporate loan by participating as one of the lenders; (ii) purchase a participation interest in a corporate loan; or (iii) purchase an assignment of a corporate loan. Participation interests are interests issued by a lender or other financial institution, which represent a fractional interest in a corporate loan. The Funds may acquire participation interests from a lender or other holders of participation interests. An assignment represents a portion of a corporate loan previously attributable to a different lender. Unlike a participation interest, a Fund will generally become a lender for the purposes of the relevant corporate loan agreement by purchasing an assignment.

5.3.10.2.1 Direct investments in corporate loans. It can be advantageous to a Fund to make a direct investment in a corporate loan as one of the lenders. When a new issue is purchased, such an investment is typically made at par. This means that the Fund receives a return at the full interest rate for the corporate loan. Secondary purchases of loans may be made at par, at a premium from par or at a discount from par. When a Fund invests in a participation interest in, or an assignment of, a corporate loan, the Fund may pay a fee or forego a portion of the interest payment. Consequently, the Fund’s return on such an investment may be lower than it would have been if the Fund had made a direct investment in the underlying corporate loan. A Fund may be able, however, to invest in corporate loans only through participation interests or assignments at certain times when reduced direct investment opportunities in corporate loans may exist.

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5.3.10.2.2. Assignments of corporate loans. If a Fund purchases an assignment of a corporate loan from a lender, the Fund will step into the shoes of the original lender and will have direct contractual rights against the corporate borrower in favor of the lenders. An assignment from a lender gives a Fund the right to receive payments directly from the corporate borrower and to enforce its rights as a lender directly against the corporate borrower.

5.3.10.2.3. Participation interests in corporate loans. In contrast to an assignment, if a Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the corporate borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the corporate borrower. Therefore, when a Fund invests in corporate loans through the purchase of participation interests, the Fund’s manager may consider the creditworthiness of the Agent Bank and any lenders and participants interposed between the Fund and the corporate borrower. These parties are referred to as Intermediate Participants.

Loan participations, however, may enable a Fund to acquire an interest in a loan from a financially strong borrower, which it could not do directly. While loan participations generally trade at par value, a Fund may buy participations trading at a premium and also may be permitted to buy loan participations that sell at a discount because of the borrower’s credit problems or other issues associated with the credit risk of the loan. To the extent the credit problems are resolved, loan participations may appreciate in value.

In the event the corporate borrower fails to pay principal and interest when due, a Fund may have to assert rights against the borrower through an Intermediate Participant. This may subject the Fund to delays, expenses and risks that are greater than those that would be involved if the Fund could enforce its rights directly against the corporate borrower. Moreover, under the terms of a participation interest, the Fund may be regarded as a creditor of the Intermediate Participant rather than of the corporate borrower. This means that the Fund does not have any direct contractual rights against the corporate borrower. Also, in the event of the insolvency of the lender or Intermediate Participant who sold the participation interest to the Fund, the Fund may not have any exclusive or senior claim with respect to the lender’s interest in the corporate loan, or in the collateral securing the corporate loan. Consequently, the Fund may not benefit directly from the collateral supporting the underlying corporate loan. There is a risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank, as described below.

5.3.10.3 Obligations to make future advances. For revolving credit facility (“revolvers”) corporate loans and some types of delayed draw loans, lenders, including the Funds, and Intermediate Participants may have an obligation to make future advances to the corporate borrower at the demand of the borrower and may have certain other obligations pursuant to the terms of these types of corporate loans. Receivables purchase facilities may be structured as revolvers that are secured by the borrower’s receivables.

For these loans, a Fund or its custodian will segregate on the books of the Fund an amount of equivalent value to meet such future obligations. This amount will be in the form of cash or

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other liquid assets. Because a Fund will maintain a sufficient amount by segregating such assets on the books for such contingent obligations, the Funds’ managers believe that such obligations do not constitute senior securities under the 1940 Act as interpreted by the SEC.

5.3.10.4 Delayed draw term loans. Delayed draw term loans are similar to revolvers, except that once drawn upon by the borrower during the commitment period, they remain permanently drawn and become term loans. They have characteristics of both revolvers and term loans, in that, before they are drawn upon by the borrower, they are similar to a revolver; however, when they are drawn upon, they become fully and permanently drawn and are identical to term loans. These delayed draw term loans may be drawn upon by the borrower for the given commitment period for various purposes, including making acquisitions. The borrower pays a fee during the commitment period (a ticking fee). Upon funding, when a loan is drawn upon, the loan becomes permanently funded and repaid amounts may not be reborrowed.

5.3.10.5 Prefunded L/C term loans. A prefunded L/C term loan (“prefunded L/C loan”) is a facility created by the borrower in conjunction with the Agent Bank as issuers of the loan, and the prefunded L/C loan is backed by letters of credit (each letter, an “L/C”). Each participant in a prefunded L/C loan (sometimes referred to as a funded letter of credit facility) fully funds its commitment amount to the Agent Bank for the facility. The funds are held and invested by the Agent Bank and held solely to satisfy a prefunded L/C loan lender’s obligation to the Agent Bank under the facility. The funds paid by the lenders are invested by the Agent Bank as deposits that pay interest usually approximating a benchmark rate , such as LIBOR, which goes to the borrower. Generally, the borrower, via the Agent Bank, pays the lenders an interest rate, equivalent to the fully drawn spread plus the benchmark rate, usually LIBOR. The funds will be returned to a Fund as a lender upon termination of the prefunded L/C loan (and upon satisfaction of all obligations). Under the terms of the prefunded L/C loan agreement, a lender, such as a Fund, may sell and assign all or a portion of its interest in the loan to another lender so long as the other lender is eligible and agrees to the terms and conditions of the prefunded L/C loan agreement.

Whenever the borrower needs funds, it draws against the prefunded L/C loan and the Agent Bank makes payment to the borrower by withdrawing some of the amount invested as deposits. Consequently, the lenders do not have to advance any additional funds at the time the borrower draws against the prefunded L/C loan facility. The prefunded L/C loan can be structured from the standpoint of the borrower as either (i) a revolving credit facility, where the borrower can reborrow, during the term of the loan, moneys it has paid back to the facility during the term of the loan, or (ii) a delayed draw term loan where the borrower may not reborrow, during the term of the loan, moneys it has paid back to the facility during the term of the loan.

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5.3.10.6 Risks of investments in corporate loans.

5.3.10.6.1 Creditworthiness. Indebtedness of companies with poor creditworthiness involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested. In addition, loans may be issued in leveraged or highly leveraged transactions. This means that the borrower is assuming large amounts of debt in order to have large amounts of financial resources to attempt to achieve its business objectives; there is no guarantee, however, that the borrower will achieve its business objectives. Loans issued in leveraged or highly leveraged transactions are subject to greater credit risks than other loans, including an increased possibility that the borrower may default or go into bankruptcy and a Fund may have more difficulty selling such investments because they are less liquid. The value of such loans is also more volatile.

5.3.10.6.2 Nonpayment of interest and/or principal. Corporate loans and other floating-rate debt instruments are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to a Fund, a reduction in the value of the investment and a potential decrease in the net asset value of a Fund.

5.3.10.6.3 Insufficient collateral. Some corporate loans may be secured by collateral, which may consist of various types of assets or interests including intangible assets, working capital assets, such as accounts receivable or inventory, or tangible fixed assets, such as real property, buildings and equipment, intangible assets, such as trademarks, copyrights and patent rights, or security interests in securities of subsidiaries or affiliates. The value of the collateral, however, may decline following investment by a Fund. Also, collateral may be difficult to sell and there are other risks which may cause the collateral to be insufficient in the event of a default. Consequently, there can be no assurance that the liquidation of any collateral securing a corporate loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, a Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a corporate loan. Collateral securing a corporate loan may lose all or substantially all of its value in the event of bankruptcy of a borrower. Some corporate loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the corporate loans to currently existing or future indebtedness of the corporate borrower or take other action detrimental to the holders of the corporate loans including, in certain circumstances, invalidating such corporate loans or causing interest previously paid to be refunded to the borrower. If interest were required to be refunded, it could negatively affect a Fund’s performance.

5.3.10.6.4 Publicly available information and ratings. Many corporate loans in which a Fund may invest may not be rated by a a nationally recognized statistical rating organization (NRSRO) such as Moody’s or S&P, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to corporate loans will generally be less than that

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available for registered or exchange listed securities. In evaluating the creditworthiness of borrowers, a manager may consider, and may rely in part, on analyses performed by others. Borrowers may have outstanding debt obligations that are rated below investment grade by the NRSRO. Corporate loans held by a Fund directly or as a participation interest or assignment of the loan may be assigned ratings below investment grade by the NRSRO, or unrated but judged by the Fund’s manager to be of comparable quality.

5.3.10.6.5 Liquidity of corporate loans. The Funds’ managers generally consider corporate loans, loan participations and assignments of corporate loans to be liquid. To the extent such investments are deemed to be liquid by the manager, they will not be subject to a Fund’s restrictions on investments in illiquid securities. Prefunded L/C term loans, delayed draw loans and receivables purchase facilities are somewhat newer types of loans to corporations, but generally also permit the lenders, including the Fund, to assign and transfer their interests in such loans to other parties. Generally, a liquid market with institutional buyers exists for such interests. Each manager monitors each type of loan and/or loan interest in which a Fund is invested to determine whether it is liquid consistent with the liquidity procedures adopted by the Fund.

However, no active trading market may exist for some corporate loans and some corporate loans may be subject to restrictions on resale. A secondary market in corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in a Fund’s net asset value. In addition, a Fund may not be able to readily dispose of its corporate loans at prices that approximate those at which a Fund could sell such loans if they were more widely-traded and, as a result of such illiquidity, a Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. During periods of limited supply and liquidity of corporate loans, a Fund’s yield may be lower.

5.3.10.6.6 Risks based on agent banks and/or intermediate participants. The Agent Bank is a lender that administers the corporate loan. The Agent Bank typically is responsible for collecting principal, interest and fee payments from the corporate borrower. The Agent Bank then distributes these payments to all lenders that are parties to the corporate loan. A Fund will not act as an Agent Bank. A Fund generally will rely on the Agent Bank or an Intermediate Participant to collect its portion of the payments. A Fund will also rely on the Agent Bank to take appropriate actions against a corporate borrower that is not making payments as scheduled. Typically, the Agent Bank is given broad discretion in enforcing the terms of the corporate loan, and is required to use only the same care it would use in the management of its own property. The corporate borrower compensates the Agent Bank for these services. Such compensation may include special fees paid at the start of corporate loans and other fees paid on a continuing basis.

In the event that a corporate borrower becomes bankrupt or insolvent, the borrower may attempt to assert certain legal defenses as a result of improper conduct by the Agent Bank or Intermediate Participant.

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There is a risk that an Agent Bank may have financial difficulty. An Agent Bank could even declare bankruptcy, or have a receiver, conservator, or similar official appointed for it by a regulatory authority. If this happens, assets held by the Agent Bank under the corporate loan should remain available to holders of corporate loans, including the Funds. However, a regulatory authority or court may determine that assets held by the Agent Bank for the benefit of a Fund are subject to the claims of the Agent Bank’s general or secured creditors. The Fund might incur costs and delays in realizing payment on a corporate loan or might suffer a loss of principal or interest. Similar risks arise in situations involving Intermediate Participants, as described above.

5.3.11 BANK OBLIGATIONS. Bank obligations, or instruments secured by bank obligations, include fixed, floating or variable rate certificates of deposit (CDs), letters of credit, time deposits, bank notes and bankers’ acceptances. CDs are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Time deposits are non-negotiable deposits that are held in a banking institution for a specified time at a stated interest rate. Bankers’ acceptances are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise. When a bank “accepts” a bankers’ acceptance, the bank, in effect, unconditionally agrees to pay the face value of the instrument upon maturity.

Certain Funds may invest in obligations of U.S. banks, foreign branches of U.S. banks, foreign branches of foreign banks, and U.S. branches of foreign banks that have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities. The Funds that are permitted to invest in bank obligations may invest in dollar-denominated certificates of deposit and bankers’ acceptances of foreign and domestic banks having total assets in excess of $1 billion, certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion, or cash and time deposits with banks in the currency of any major nation.

5.3.12 COMMERCIAL PAPER. Commercial paper typically refers to short-term obligations of banks, corporations and other borrowers with maturities of up to 270 days. A Fund may invest in domestic or foreign commercial paper. Investments in commercial paper are generally limited to obligations rated Prime-1 or Prime-2 by Moody’s or A-1 or A-2 by S&P or, if unrated, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody’s or AAA or AA by S&P. Certain Funds also may invest in lower rated commercial paper to the extent permitted by their policies on lower rated debt securities generally. See “ Description of Ratings of Corporate Obligations, Municipal Bonds, Municipal Notes, and Short-Term Debt Ratings “ for a more complete description of commercial paper ratings.

5.3.13 DEFERRED INTEREST AND PAY-IN-KIND BONDS. These are bonds issued at a discount that defer the payment of interest until a later date or pay interest through the issuance of additional bonds, known as pay-in-kind bonds. A Fund will accrue income on deferred interest bonds for tax and accounting purposes. Similarly, a Fund will be deemed to receive interest over the life of such bonds and be treated as if interest were paid on a current basis for federal income tax purposes, although no cash interest payments are received by the Fund until the cash payment date or until the bonds mature. This accrued income from both deferred interest and pay-in-kind

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bonds must be “distributed” to the insurance company shareholders each year, whether or not such distributions are paid in cash. To the extent such distributions are paid in cash, a Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use other sources such as sales of Fund shares. See “Lower-Rated and Unrated Securities” for more information about these bonds.

5.3.14 MORTGAGE-BACKED SECURITIES. These securities represent an ownership interest in a pool of mortgage loans originated by mortgage bankers, commercial banks, savings and loan associations savings banks and credit unions to finance purchases of homes, commercial buildings or other real estate. The individual mortgage loans are packaged or “pooled” together for sale to investors. These mortgage loans may have either fixed or adjustable interest rates. As the underlying mortgage loans are paid off, investors receive principal and interest payments. The primary issuers or guarantors of these securities are Ginnie Mae, Fannie Mae and Freddie Mac.

Ginnie Mae guarantees the principal and interest on Ginnie Mae securities and this guarantee is backed by the full faith and credit of the U.S. government. Ginnie Mae may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of mortgage-backed securities nor do they extend to the value of the Fund’s shares, which will fluctuate daily with market conditions.

Mortgage-backed securities from Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. Fannie Mae guarantees full and timely payment of all interest and principal, and Freddie Mac guarantees timely payment of interest and the ultimate collection of principal. Securities issued by Fannie Mae and Freddie Mac are supported only by the credit of the agency. There is no guarantee that the government would support government agency securities and, accordingly, they may involve a risk of non-payment of principal and interest. Nonetheless, because Fannie Mae and Freddie Mac are instrumentalities of the U.S. government, these securities are generally considered to be high quality investments having minimal credit risks. The yields on these mortgage securities have historically exceeded the yields on other types of U.S. government securities with comparable maturities due largely to their prepayment risk.

A Fund may invest in private mortgage securities. Private issuers of mortgage securities may be both the originators of the underlying mortgage loans as well as the guarantors of the mortgage securities. Pools of mortgage loans created by private issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. Government entities, private insurance companies or the mortgage poolers issue the insurance and guarantees. The insurance and guarantees and the creditworthiness of their issuers will be considered when determining whether a mortgage security meets a Fund’s quality standards. A Fund may buy mortgage securities without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, the manager determines that the securities meet the Fund’s quality standards.

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The mortgage securities in which a Fund invests differ from conventional bonds in that most mortgage-backed securities are pass-through securities, which means that they provide investors with monthly payments consisting of a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool (less Ginnie Mae’s, Freddie Mac’s or Fannie Mae’s fees and any applicable loan servicing fees). As a result, the holder of the mortgage securities (i.e., the Fund) receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing mortgage securities. This is called “prepayment risk.” For this reason, pass-through mortgage securities may be less effective than other types of U.S. government securities as a means of “locking in” long-term interest rates. In general, fixed-rate mortgage securities have greater exposure to this prepayment risk.

The market value of mortgage securities, like other U.S. government securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. While having less risk of a decline in value during periods of rapidly rising rates, mortgage securities may also have less potential for capital appreciation than other debt securities of comparable maturities as interest rates decline, due to the increased likelihood of mortgage prepayments. An unexpected rise in interest rates could extend the average life of a mortgage security because of a lower than expected level of prepayments, potentially reducing the security’s value and increasing its volatility. This is called “extension risk.” In view of these factors, the ability of a Fund to obtain a high level of total return may be limited under varying market conditions.

In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder’s principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

5.3.14.1 Adjustable rate mortgage securities (ARMS). ARMS, like traditional fixed-income mortgage securities, are interests in pools of mortgage loans and are issued or guaranteed by a federal agency or by private issuers. Unlike traditional mortgage securities, the mortgage loans underlying ARMS carry adjustable interest rates that are reset periodically. The interest rates paid on the ARMS in which a Fund may invest are generally readjusted at intervals of one year or less, although ARMS with longer resets such as three, five, seven and ten years are also permissible investments for the Funds.

In a changing interest rate environment, this reset feature acts as a buffer to reduce sharp changes in the ARMS’ value in response to normal interest rate fluctuations. However, the time interval between each interest reset causes the yield on the ARMS to lag behind changes in the market interest rate. As interest rates are reset on the underlying mortgages, the yields of the ARMS gradually re-align themselves to reflect changes in market rates so that their market values remain relatively stable compared to fixed-rate mortgage securities.

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As a result, ARMS also have less risk of a decline in value during periods of rising rates than if a Fund invested in more traditional long-term, fixed-rate securities. When interest rates decline, ARMS, like other mortgage securities, may have less potential for capital appreciation than other investments of comparable maturities due to the likelihood of increased prepayments of mortgages.

During periods of rising interest rates, this reset lag may result in a lower net asset value until the interest rate resets to market rates. Thus, you could suffer some principal loss if you sell your shares before the interest rates on the underlying mortgages reset to market rates. If prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund generally will be able to reinvest these amounts in securities with a higher current rate of return. However, a Fund will not benefit from increases in interest rates to the extent that interest rates exceed the maximum allowable annual or lifetime reset limits (or cap rates) for a particular mortgage security.

During periods of declining interest rates, the interest rates on the underlying mortgages may reset downward with a similar lag, resulting in lower yields to a Fund. As a result, the value of ARMS is unlikely to rise during periods of declining interest rates to the same extent as the value of fixed-rate securities. As with other mortgage-backed securities, declining interest rates may result in accelerated prepayments of mortgages, and a Fund may have to reinvest the proceeds from the prepayments at the lower prevailing rates.

In periods of more extreme fluctuation in interest rates, the resulting fluctuation in the value of the ARMS may affect a Fund’s net asset value. Also, a Fund’s net asset value could vary to the extent that current yields on mortgage-backed securities are different from market yields during interim periods between coupon reset dates.

For certain types of ARMS, the rate of amortization of principal, as well as interest payments on the underlying mortgages that collateralize the ARMs, change in accordance with movements in a pre-specified, published interest rate index. There are several categories of indices, including those based on U.S. Treasury securities, those derived from a calculated measure, such as a cost of funds index, or a moving average of mortgage rates and actual market rates. The amount of interest due to an ARMS holder is calculated by adding a specified additional amount, the “margin,” to the index, subject to limitations or “caps” on the maximum and minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

Caps and floors limit the maximum amount by which the loan rate to the residential borrower may change up or down (a) per reset or adjustment interval and (b) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization, which can extend the average life of the mortgage securities. Since most ARMs in a Fund’s portfolio will generally have annual reset limits or caps of 100 to 200 basis points, fluctuations in interest rates above these levels could cause the mortgage securities to “cap out” and to behave more like long-term, fixed-rate debt securities.

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5.3.14.2 Collateralized mortgage obligations (CMOs), real estate mortgage investment conduits (REMICs) and multi-class pass-throughs. A Fund may invest in certain debt obligations that are collateralized by mortgage loans or mortgage pass-through securities. These obligations may be issued or guaranteed by U.S. government agencies or issued by certain financial institutions and other mortgage lenders.

CMOs and REMICs may be issued by governmental or government-related entities or by private entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers and are secured by pools of mortgages backed by residential or various types of commercial properties. Privately issued CMOs and REMICs include obligations issued by private entities that are collateralized by (a) mortgage securities issued by Freddie Mac, Fannie Mae or Ginnie Mae, (b) pools of mortgages that are guaranteed by an agency or instrumentality of the U.S. government, or (c) pools of mortgages that are not guaranteed by an agency or instrumentality of the U.S. government and that may or may not be guaranteed by the private issuer.

Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on the underlying collateral provides the funds to pay the debt service on CMOs or REMICs or to make scheduled distributions on the multi-class pass-through securities. Unless the context indicates otherwise, the discussion of CMOs below may also apply to REMICs and multi-class pass-through securities.

A CMO is a mortgage-backed security that separates mortgage pools into short-, medium-, and long-term components. Each component pays a fixed rate of interest at regular intervals. These components enable an investor to predict more accurately the pace at which principal is returned. A Fund may buy CMOs that are:

(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

(2) collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and the guarantee is collateralized by U.S. government securities; or

(3) securities in which the proceeds of the issuance are invested in mortgage securities, and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

CMOs are issued in multiple classes. Each class, often referred to as a “tranche,” is issued at a specified coupon rate or adjustable rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying CMOs may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly or semiannual basis. The principal and

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interest on the mortgages underlying CMOs may be allocated among the several classes in many ways. In a common structure, payments of principal on the underlying mortgages, including any principal prepayments, are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class until all other classes having an earlier stated maturity or final distribution date have been paid in full.

One or more tranches of a CMO may have coupon rates that reset periodically at a specified increment over an index, such as LIBOR. Floating-rate CMOs may be backed by fixed- or adjustable-rate mortgages. To date, fixed-rate mortgages have been more commonly used for this purpose. Floating-rate CMOs are typically issued with lifetime “caps” on the coupon rate. These caps, similar to the caps on ARMS, represent a ceiling beyond which the coupon rate may not be increased, regardless of increases in the underlying interest rate index.

Timely payment of interest and principal (but not the market value and yield) of some of these pools is supported by various forms of insurance or guarantees issued by private issuers, those who pool the mortgage assets and, in some cases, by U.S. government agencies. Prepayments of the mortgages underlying a CMO, which usually increase when interest rates decrease, will generally reduce the life of the mortgage pool, thus impacting the CMO’s yield. Under these circumstances, the reinvestment of prepayments will generally be at a rate lower than the rate applicable to the original CMO.

Some of the CMOs in which a Fund may invest may have less liquidity than other types of mortgage securities. As a result, it may be difficult or impossible to sell the securities at an advantageous price or time under certain circumstances.

To the extent any privately issued CMOs in which a Fund invests are considered by the SEC to be an investment company, a Fund will limit its investments in such securities in a manner consistent with the provisions of the 1940 Act.

Yields on privately issued CMOs have been historically higher than the yields on CMOs issued and guaranteed by U.S. government agencies or instrumentalities. The risk of loss due to default on privately issued CMOs, however, is higher since the U.S. government does not guarantee them.

REMICs, which are authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages that collateralize the REMICs in which a Fund may invest include mortgages backed by Ginnie Maes or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency or instrumentality.

5.3.14.3 Caps and floors. The underlying mortgages that collateralize ARMS and CMOs will frequently have caps and floors that limit the maximum amount by which the loan rate to the borrower may change up or down (a) per reset or adjustment interval and (b) over the life of the

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loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

5.3.14.4 Resets. The interest rates paid on ARMS and CMOs generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index, although some securities in which the Fund may invest may have intervals as long as five years. There are three main categories of indices: those based on LIBOR, those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly used indices include the one-, three-, and five-year constant-maturity Treasury rates; the three-month Treasury bill rate; the 180-day Treasury bill rate; rates on longer-term Treasury securities; the 11th District Federal Home Loan Bank Cost of Funds; the National Median Cost of Funds; the one-, three-, six-month, or one-year LIBOR; the prime rate of a specific bank; or commercial paper rates. Some indices, such as the one-year constant-maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds, tend to lag behind changes in market interest rate levels and tend to be somewhat less volatile.

5.3.14.5 Mortgage dollar rolls. A Fund may enter into mortgage dollar rolls. In a mortgage dollar roll, a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the period between the sale and repurchase (the “roll period”), the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale.

For each mortgage dollar roll transaction, a Fund will cover the roll by segregating on its books an offsetting cash position or a position of liquid securities of equivalent value. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the mortgage dollar roll contract price.

Successful use of mortgage dollar rolls depends on the manager’s ability to predict correctly interest rates and mortgage prepayments. A Fund could suffer a loss if the contracting party fails to perform the future transaction and the Fund is therefore unable to buy back the mortgage-backed securities it initially sold. The Fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk).

Funds generally enter into mortgage dollar rolls only with high quality government securities dealers and member banks of the Federal Reserve System.

5.3.14.6 Stripped mortgage securities. A Fund may invest in stripped mortgage securities, which are derivative multi-class mortgage securities. The stripped mortgage-backed securities in which a Fund may invest will not be limited to those issued or guaranteed by agencies or instrumentalities of the U.S. government, although such securities are more liquid than privately issued stripped mortgage-backed securities.

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Stripped mortgage securities are usually structured with two classes, each receiving different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security has one class that receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class receives all of the interest (the interest-only or “IO” class), while the other class receives all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the yield to maturity of any IO class held by a Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup its initial investment fully, even if the securities are rated in the highest rating categories, AAA or Aaa, by S&P or Moody’s, respectively.

Stripped mortgage-backed securities have greater market volatility than other types of mortgage securities in which a Fund invests and are purchased and sold by institutional investors, such as a Fund, through several investment banking firms acting as brokers or dealers. Some of these securities may be illiquid. The staff of the SEC has indicated that only government-issued IO or PO securities that are backed by fixed-rate mortgages may be deemed to be liquid, if procedures with respect to determining liquidity are established by the board. The board may, in the future, adopt procedures that would permit a Fund to acquire, hold and treat as liquid government-issued IO and PO securities. At the present time, however, all such securities will be treated as illiquid and, together with other illiquid investments, will not exceed the Fund’s limit on investments in illiquid securities. This position may be changed in the future, without notice to shareholders, in response to the SEC staff’s continued reassessment of this matter, as well as to changing market conditions.

Mortgage loan pools offering pass-through investments in addition to those described above may be created in the future. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term, fixed-rate mortgages. As new types of mortgage securities are developed and offered to investors, a Fund may invest in them if they are consistent with the Fund’s goals, policies and quality standards.

5.3.15 ASSET-BACKED SECURITIES. A Fund may invest in mortgage-related asset-backed securities, including adjustable-rate asset-backed securities that have interest rates that reset at periodic intervals. Asset-backed securities are similar to mortgage-backed securities. The underlying assets, however, may include receivables on home equity loans backed by lien mortgages and loans that facilitate the purchase of manufactured homes, and other assets. Asset-backed securities are issued in either a pass-through structure (similar to a mortgage pass-through structure) or a pay-through structure (similar to a CMO structure). There may be other types of asset-backed securities that will be developed in the future in which a Fund may invest. The rate of principal payment on asset-backed securities generally depends on the rate of

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principal payments received on the underlying assets. The payment rate may be affected by various economic and other factors. Therefore, the yield may be difficult to predict, and actual yield to maturity may be more or less than the anticipated yield to maturity.

The credit quality of most asset-backed securities depends primarily on the credit quality of the underlying assets, how well the issuers of the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support, if any, provided to the securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on the underlying assets to make payments, asset-backed securities may contain elements of credit support. Credit support falls into two categories: (i) liquidity protection and (ii) protection against losses from the default by an obligor on the underlying assets. Liquidity protection refers to advances, generally provided by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses from the default by an obligor enhances the likelihood of payments of the obligations on at least some of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction, or through a combination of these approaches. A Fund will not pay any additional fees for credit support, although the existence of credit support may increase the price of a security.

Examples of credit support arising out of the structure of the transaction include “senior subordinated securities” (multiple class securities with one or more classes that are subordinate to the other classes with respect to the payment of principal and interest, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a part of the payments on the underlying assets, are held in reserve against future losses), and “over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments on the securities and pay any servicing or other fees). The degree of credit support provided generally is based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in the securities.

Like mortgage securities, asset-backed securities are subject to prepayment risk and extension risk. Asset-backed securities also entail certain risks not presented by mortgage-backed securities as they do not have the benefit of the same type of security interests in the underlying collateral. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

5.3.16 STRIPPED SECURITIES. Stripped securities are the separate income and principal components of a debt security. Once the securities have been stripped, the principal portion may be referred to as a zero coupon security or as a “principal-only strip.” Stripped securities do not make periodic payments of interest prior to maturity and the stripping of the interest coupons

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causes them to be offered at a discount from their face amount. This results in the security being subject to greater fluctuations in response to changing interest rates than interest-paying securities of similar maturities. Stripped securities include: U.S. Treasury STRIPS, Stripped Government Securities, Stripped Obligations of the Financing Corporation (FICO STRIPS), Stripped Corporate Securities, and Stripped Eurodollar Obligations.

5.3.16.1 U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) are considered U.S. Treasury securities for purposes of a Fund’s investment policies. Their risks are similar to those of other U.S. government securities, although they may be more volatile. The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system.

5.3.16.2 Stripped government securities are issued by the U.S. government and its agencies and instrumentalities, by a variety of tax-exempt issuers (such as state and local governments and their agencies and instrumentalities), and by “mixed-ownership government corporations.”

5.3.16.3 FICO STRIPS represent interests in securities issued by the Financing Corporation (FICO). FICO is the financing vehicle for the recapitalization of the Federal Savings and Loan Insurance Corporation (FSLIC). FICO STRIPS are not backed by the full faith and credit of the U.S. government but are generally treated as U.S. government agency securities.

5.3.16.4 Stripped corporate securities are zero coupon securities issued by domestic corporations. They consist of corporate debt obligations without interest coupons, interest coupons that have been stripped from corporate debt obligations, and receipts and certificates for stripped debt obligations and stripped coupons.

5.3.16.5 Stripped eurodollar obligations are stripped debt obligations denominated in U.S. dollars that are issued by foreign issuers, often subsidiaries of domestic corporations.

5.3.17 U.S. GOVERNMENT SECURITIES. U.S. government securities include: (1) U.S. Treasury obligations with varying interest rates, maturities and dates of issuance, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (original maturities of one to ten years) and U.S. Treasury bonds (generally original maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities such as Ginnie Mae, the Export-Import Bank and the Farmers Home Administration. Some of the Funds’ investments will include obligations that are supported by the full faith and credit of the U.S. government. In the case of U.S. government securities that are not backed by the full faith and credit of the U.S. government (e.g., obligations of the Fannie Mae or Freddie Mac), the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. government in the event the agency or instrumentality does not meet its commitments.

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5.3.17.1 Mortgage Securities. Please refer to the foregoing discussion of Mortgage-Backed Securities for a description of the features and risks of Ginnie Mae, Fannie Mae and Freddie Mac mortgage securities.

5.3.17.2 Small Business Administration (SBA) securities are pools of loans to small businesses that are guaranteed as to principal and interest by the SBA, and supported by the full faith and credit of the U.S. government. SBA loans generally have variable interest rates that are set at a premium above the prime rate, and generally have no interest rate caps or floors. The terms on SBA loans currently range from 7 to 25 years from the time they are issued. As with mortgage-backed securities such as Ginnie Maes, prepayments can greatly change realized yields for SBA securities. While the prepayment rate of mortgage-backed securities has generally been a function of market interest rates, the prepayment rate of SBA securities has historically depended more on the purpose and term of the loan and the rate of borrower default. Shorter-term SBA loans have had the highest prepayment rates, particularly if the loans were for working capital; long-term, real-estate backed SBA loans prepay much more slowly. SBA securities are sometimes offered at a premium above their principal amount, which increases the risks posed by prepayment.

5.3.18 U.S. TREASURY ROLLS. In “U.S. Treasury rolls,” a Fund sells outstanding U.S. Treasury securities and buys back “when-issued” U.S. Treasury securities of slightly longer maturity for simultaneous settlement on the settlement date of the “when-issued” U.S. Treasury security. Two potential advantages of this strategy are (1) the Fund can regularly and incrementally adjust its weighted average maturity of its portfolio securities (which otherwise would constantly diminish with the passage of time); and (2) in a normal yield curve environment (in which shorter maturities yield less than longer maturities), a gain in yield to maturity can be obtained along with the desired extension.

During the period before the settlement date, the Fund continues to earn interest on the securities it is selling. It does not earn interest on the securities that it is purchasing until after the settlement date. The Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. Funds generally enter into U.S. Treasury rolls only with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System.

5.3.19 TREASURY INFLATION-PROTECTED SECURITIES. A Fund may invest in Treasury Inflation-Protected Securities (TIPS), which are issued by the U.S. Treasury. TIPS are designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. The interest rate paid on TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity. The U.S. Treasury has guaranteed repayment of these securities at maturity of at least their face value in the event of sustained deflation.

5.3.20 MUNICIPAL SECURITIES. Municipal securities are issued by state and local governments, their agencies and authorities, as well as by the District of Columbia and U.S.

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territories and possessions, to borrow money for various public or private projects. The issuer pays a fixed, floating or variable rate of interest, and must repay the amount borrowed (the “principal”) at maturity.

5.3.21 ZERO COUPON BONDS. Zero coupon bonds are debt obligations that are issued at a significant discount from the value set forth on the face of the bond. The original discount approximates the total amount of interest the bonds will accumulate and compounds over the period until maturity or the first interest accumulation date at a rate of interest reflecting the market rate of the security at the time of issuance. Although a zero coupon bond pays no interest to its holder during its life, a Fund will be deemed to have received income on such investments for tax and accounting purposes. That income is distributable to shareholders even though no cash is received at the time of accrual, which may require the liquidation of other portfolio securities to satisfy the Fund’s distribution obligations. Zero coupon bonds may include stripped securities as noted above.

Zero coupon or deferred interest securities are debt securities that make no periodic interest payments before maturity or a specified date when the securities begin paying current interest (the “cash payment date”), and therefore are generally issued and traded at a discount from their face amount or par value. The discount varies depending on the time remaining until maturity or the cash payment date, as well as prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date approaches.

The value of zero coupon securities is generally more volatile than the value of other fixed-income securities that pay interest periodically. Zero-coupon securities are also likely to respond to changes in interest rates to a greater degree than other fixed-income securities having similar maturities and credit quality.

5.4	DERIVATIVE SECURITIES

5.4.1 IN GENERAL. In general, derivative securities are those securities whose values are dependent upon the performance of one or more securities, indices or currencies.

Derivatives may be used for “hedging,” which means that they may help manage risks relating to interest rates, currency fluctuations and other market factors. They also may be used to increase liquidity or to invest in a particular stock or bond in a more efficient or less expensive way.

5.4.2 FUTURES CONTRACTS. A futures contract is a standard binding agreement to buy or sell a specified quantity or grade of a commodity or a broad-based stock index at a later date. In general, commodities include most agricultural products, such as wheat, cotton and rice, other types of goods and articles, and all services, rights, and interests in which the contract calls for a future delivery of the item at a predetermined price. A futures contract for the sale and purchase of a financial instrument, such as a security, is considered a futures contract on a commodity. Although futures contracts by their terms call for the actual delivery or acquisition of the commodities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract and without the parties having to make or take delivery. A

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contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities, commodities, or cash. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it buys or sells futures contracts.

A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the securities or commodity called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the securities or commodities called for by the contract at a specified price on a specified date. The purpose of the acquisition or sale of a futures contract is to attempt to protect the Fund from fluctuations in the price of portfolio securities or of commodities that may have an effect on the price of portfolio securities, without actually buying or selling the underlying security or commodity. Futures contracts have been designed by exchanges that have been designated “contracts markets” by the Commodity Futures Trading Commission (CFTC) and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. The exchanges guarantee performance of the contracts as between the clearing members of the exchange.

A purchase or sale of a futures contract may result in losses in excess of the amount invested. A Fund may not be able to properly hedge its securities where a liquid secondary market is unavailable for the futures contract the Fund wishes to close. In addition, there may be an imperfect correlation between movements in the securities, commodities or foreign currency on which the futures or options contract is based and movements in the securities or currency held by the Fund or the commodity which may have an effect on the securities held by the Fund. Adverse market movements could cause the Fund to lose up to its full investment in a call option contract and/or to experience substantial losses on an investment in a futures contract. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option.

Although the manager believes that the use of futures contracts may benefit certain Funds, if the manager’s investment judgment about the general direction of interest or currency exchange rates or commodity prices is incorrect, a Fund’s overall performance would be poorer than if it had not entered into any such contract. For example, if a Fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the bonds which it has hedged because it will have offsetting losses in its futures positions. Similarly, if a Fund sells a foreign currency futures contract and the U.S. dollar value of the currency unexpectedly increases, the Fund will lose the beneficial effect of the increase on the value of the security denominated in that currency. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Sales of securities may be, but are not necessarily, at increased prices that reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

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The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general trends in the price of the underlying commodity, currency or securities index by the manager may still not result in a successful transaction.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and, therefore, does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

The Funds that are authorized to engage in futures transactions generally purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist. A Fund may not be able to achieve a perfect correlation between its futures positions and portfolio positions in corporate fixed-income securities because futures contracts based on these securities are not currently available.

Futures contracts that are traded on foreign exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, foreign futures contracts may be subject to varied regulatory oversight. The price of any foreign futures contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

A Fund may enter into futures contracts on foreign currencies, interest rates, or on debt securities that are backed by the full faith and credit of the U.S. government, such as long-term U.S. Treasury bonds, Treasury notes, Ginnie Mae modified pass-through mortgage-backed securities, and three-month U.S. Treasury bills. In addition, certain Funds may enter into futures contracts for commodities in other types of commodity groups, including energy, livestock, agriculture,

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industrial metals and precious metals. A Fund also may enter into futures contracts on corporate securities and non-U.S. government debt securities, but such futures contracts are not currently available.

At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment (initial deposit). Daily thereafter, the futures contract is valued and the payment of “variation margin” may be required since each day the Fund would provide or receive cash that reflects any decline or increase in the contract’s value. In addition, the Fund must maintain with its custodian bank, to the extent required by the rules of the Securities and Exchange Commission (SEC), assets in a segregated account to cover its obligations with respect to such contract, which will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the market value of such futures contract or related option.

At the time of delivery of debt securities on the settlement date of a contract for future delivery of debt securities, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

A Fund will not engage in transactions in futures contracts for speculation. Futures contracts may be used as a hedge against changes resulting from market conditions in the values of its securities or securities that it intends to buy or to attempt to protect a Fund from fluctuations in price of portfolio securities, currencies in which they are denominated or to which they are exposed, or of commodities that might affect the price of portfolio securities without actually buying or selling the underlying security, currency or commodity.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Funds do not believe that these trading and positions limits will have an adverse impact on the Funds’ strategies for hedging their portfolios.

5.4.2.1 Financial futures. Financial futures contracts are commodity contracts that obligate the purchaser or seller to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index, during a specified future period at a specified price.

Although financial futures contracts by their terms call for the actual delivery or acquisition of securities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or cash. The obligation to make or take delivery is ended by buying (or selling, as the case may be) on an exchange an identical financial futures contract calling for delivery in the same month. All transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded. The Fund will incur brokerage fees when it buys or sells financial futures.

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5.4.2.2 Futures contracts on non-financial commodities. Certain Funds may enter into futures contracts for commodities in other types of commodity groups, including energy, livestock, agriculture, industrial metals and precious metals. These Funds generally enter into such futures contracts (and any related options) only for hedging purposes. They generally do not actually take receipt or make delivery of these types of non-financial commodities and will usually enter into an offsetting futures contract to insure that the transaction is closed out prior to the delivery date contemplated under the futures contract. In addition to the risk associated with futures contracts in general, a futures contract for non-financial commodities presents the risk that the offsetting contract may fail and the counterparty to the initial futures contract may demand a party’s performance or sue for damages. The CFTC has established certain regulatory safeguards that seek to reduce this risk.

5.4.2.3 Options on futures contracts. A Fund may purchase and “write” (sell) options on futures contracts for hedging purposes only. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or currency. Depending on the price of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities, securities index or currency, the option may be less risky than direct ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance, or appreciation in the value of a foreign currency against the U.S. dollar.

If a Fund writes a call option on a futures contract and the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, which may provide a partial hedge against any decline that may have occurred in the value of the Fund’s holdings. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which may provide a partial hedge against any increase in the price of securities that the Fund intends to purchase. If a put or call option a Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Fund’s losses from options on futures may be affected by changes in the value of its portfolio securities.

The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In writing options on futures, a Fund’s loss is potentially unlimited and may exceed the amount of the premium received. Also, a Fund may not be able to properly hedge its securities or close out option contract positions if a liquid secondary market is unavailable for the option the Fund wishes to close. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

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5.4.2.4 Bond index futures and options on such futures. A Fund may buy and sell futures contracts based on an index of debt securities and options on such futures contracts to the extent they currently exist and, in the future, may be developed. The Fund also may conduct futures and options transactions based on an index that may be developed in the future to correlate with price movements in certain categories of debt securities. A Fund’s investment strategy in employing futures contracts based on an index of debt securities may be similar to that used by it in other financial futures transactions. A Fund also may buy and write put and call options on such index futures and enter into closing transactions with respect to such options.

5.4.2.5 Stock index futures and options on such futures. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and end of the contract period. A Fund may buy and sell stock index futures contracts and options on stock index futures contracts that trade on domestic exchanges and, to the extent such contracts have been approved by the CFTC for sale to customers in the U.S., on foreign exchanges. In general, these Funds may invest in index futures for hedging purposes. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contracts value.

5.4.2.6 Stock index futures contracts obligate the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

A Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset a possible decrease in market value of its equity securities. When a Fund is not fully invested in stocks and anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of common stocks that it intends to buy.

5.4.2.7 Options on stock index futures. To hedge against risks of market price fluctuations, a Fund may buy and sell call and put options on stock index futures. The need to hedge against these risks will depend on the extent of diversification of the Fund’s common stock portfolio and the sensitivity of such investments to factors influencing the stock market as a whole.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the writer of the option will deliver to the holder of the option the accumulated balance in the writer’s futures margin account representing the amount that the market price of the futures contract, at exercise, exceeds in the case of a call, or is less than in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day before the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

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5.4.2.8 Future developments. The Funds may take advantage of opportunities in the area of options, futures, and options in futures and any other derivative investments that are not presently contemplated for use by the Funds or that are not currently available but which may be developed, to the extent such opportunities are consistent with the Funds’ investment goals and legally permissible for the Funds.

Unless otherwise noted in a Fund’s policies, none of the Funds permitted to purchase or sell futures contracts will purchase or sell futures contracts or options on futures contracts if, immediately thereafter, the aggregate amount of initial margin deposits on all the futures positions of the Fund and the premiums paid on options on futures contracts would exceed 5% of the market value of the Fund’s total assets.

5.4.3 FORWARD CONVERSIONS. In a forward conversion, a Fund buys securities and writes call options and buys put options on such securities. By purchasing puts, a Fund protects against depreciation in value of an underlying security. By selling calls on the same security, a Fund receives premiums that may offset part or all of the cost of purchasing the puts, but also foregoes the opportunity for appreciation in the value of the underlying security. A Fund will not exercise a put it has purchased while a call option on the same security is outstanding.

Although it is generally intended that the exercise price of put and call options would be identical, situations might occur in which some option positions are acquired with different exercise prices. Therefore, a Fund’s return may depend in part on movements in the price of the underlying security.

5.4.4 OPTIONS. A stock option is a contract that provides the holder the right to buy or sell shares of the stock at a fixed price, within a specified period of time. An option on a stock index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index’s closing price and the option’s exercise price.

Unless otherwise noted in a Fund’s policies, the value of the underlying securities on which options may be “written” (sold) at any one time will not exceed 15% of the Fund’s assets. Nor will a Fund purchase put or call options if the aggregate premium paid for such options would exceed 5% of its assets at the time of purchase.

A Fund may write (sell) covered put and call options and buy put and call options on securities listed on a national securities exchange and in the over-the-counter (OTC) market. Additionally, a Fund may “close out” options it has entered into.

A call option gives the option holder the right to buy the underlying security from the option writer at the option exercise price at any time prior to the expiration of the option. A put option gives the option holder the right to sell the underlying security to the option writer at the option exercise price at any time prior to the expiration of the option. The OTC market is the dealer-to-dealer market in securities, or in this case, option securities in which the Fund may buy or sell.

A Fund’s options investments involve certain risks. The effectiveness of an options strategy depends on the degree to which price movements in the underlying securities correlate with price

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movements in the relevant portion of the Fund’s portfolio. In addition, the Fund bears the risk that the prices of its portfolio securities will not move the same amount as the option it has purchased, or that there may be a negative correlation that would result in a loss on both the securities and the option. If the manager is not successful in using options in managing a Fund’s investments, the Fund’s performance will be worse than if the manager did not employ such strategies.

When trading options on foreign exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. The purchaser of an option can lose the amount of the premium plus related transaction costs. Moreover, a Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements associated with option writing.

Options on securities traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options, no secondary market on an exchange may exist and a Fund may have difficulty effecting closing transactions in particular options. Therefore, the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities where a buyer exercises put or call options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers’ orders.

A Fund also may use “collars.” A “collar” position combines a long put option (the right of the Fund to sell a specific security within a specified period) with a short call option (the right of the counterparty to buy the same security) in a single instrument. The Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option.

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5.4.4.1 Buying call and put options on securities. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

A Fund may buy call options on securities that it intends to buy in order to limit the risk of a substantial increase in the market price of the security before the purchase is effected. A Fund also may buy call options on securities held in its portfolio and on which it has written call options.

As the holder of a put option, a Fund has the right to sell the underlying security at the exercise price at any time during the option period. A Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire.

A Fund may buy a put option on an underlying security or currency owned by the Fund (a protective put) as a hedging technique in order to protect against an anticipated decline in the market value of the security. Such hedge protection is provided only during the life of the put option when a Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price, regardless of any decline in the underlying security’s market price or currency’s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security when the manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the security is eventually sold.

A Fund also may buy put options at a time when it does not own the underlying security. By buying put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

5.4.4.2 Writing covered call and put options on securities. A Fund may write options to generate additional income and to hedge its portfolio against market or exchange rate movements. The writer of covered calls gives up the potential for capital appreciation above the exercise price of the option should the underlying stock rise in value. If the value of the underlying stock rises above the exercise price of the call option, the security may be “called away” and a Fund required to sell shares of the stock at the exercise price. A Fund will realize a gain or loss from the sale of the underlying security depending on whether the exercise price is greater or less than the purchase price of the stock. Any gain will be increased by the amount of the premium received from the sale of the call; any loss will be decreased by the amount of the premium received. If a covered call option expires unexercised, a Fund will realize a gain in the amount of the premium received. If, however, the stock price decreases, the hedging benefit of the covered call option is limited to the amount of the premium received.

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A call option written by a Fund is “covered” if a Fund:

(a)	owns the underlying security that is subject to the call; or
(b)	has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio.

A call option is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held:

(a)	is equal to or less than the exercise price of the call written; or
(b)	is greater than the exercise price of the call written if the difference in exercise prices is maintained by a Fund in cash and marketable securities.

Options may be written in connection with “buy-and-write” transactions; that is, a Fund may purchase a security and then write a call option against that security. The exercise price of the call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below (in-the-money), equal to (at-the-money), or above (out-of-the-money) the current value of the underlying security at the time the option is written.

When a Fund writes a covered call option, the underlying securities that are subject to the call will be held in a segregated account (or escrow) with the Fund’s custodian. It will be unable to sell the underlying securities that are subject to the call until it either effects a closing transaction with respect to the call, or otherwise satisfies the conditions for release of the underlying securities from escrow, as may be imposed by the broker through which the call is effected. In addition, if the broker fails to timely issue instructions to the Fund’s custodian to permit the release of the underlying security when the escrow is no longer required, the Fund may be unable to sell the securities when it desires to do so.

The writer of covered puts retains the risk of loss should the underlying security decline in value. If the value of the underlying stock declines below the exercise price of the put option, the security may be “put to” a Fund and the Fund required to buy the stock at the exercise price. A Fund will incur an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, the loss will be offset at least in part by the premium received from the sale of the put. If a put option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

A put option written by the Fund is “covered” if the Fund maintains cash and marketable securities with a value equal to the exercise price in a segregated account with its custodian bank. A put option is also covered if the Fund holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be

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assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.

If the writer of an option wants to terminate its obligation, the writer may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the holder of an option may liquidate its position by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction may be made at the time desired by a Fund.

Effecting a closing transaction in the case of a written call option allows the Fund to write another call option in the underlying security with a different exercise price, expiration date or both. In the case of a written put option, a closing transaction allows the Fund to write another covered put option. Effecting a closing transaction also allows the cash or proceeds from the sale of any securities subject to the option to be used for other Fund investments. If the Fund wants to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option. Likewise, a Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option. Increases in the market price of a call option will generally reflect increases in the market price of the underlying security. As a result, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

5.4.4.3 Options on stock indices. A Fund also may buy and sell both call and put options on stock indices in order to hedge against the risk of market or industry-wide stock price fluctuations or to increase income to the Fund. Call and put options on stock indices are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater (or less, in the case of puts) than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified number. Thus, unlike stock options, all settlements are in cash, and gain or loss depends on the price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stock.

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When a Fund writes an option on a stock index, the Fund may cover the option by owning securities whose price changes, in the opinion of the manager, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. The Funds also may cover the option by establishing a segregated account containing cash or marketable securities with its custodian bank in an amount at least equal to the market value of the underlying stock index. The Fund will maintain the account while the option is open or it will otherwise cover the transaction.

A Fund’s ability to effectively use options on stock indices depends on the degree to which price movements in the underlying index or underlying securities correlate with price movements in the relevant portion of the Fund’s portfolio. Inasmuch as these securities will not duplicate the components of any index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of the securities underlying the option will not move in the same amount as the option. It is also possible that there may be a negative correlation between the index and the hedged securities that would result in a loss on both the securities and the instrument. Accordingly, successful use by a Fund of options on stock indices will be subject to the manager’s ability to predict correctly movements in the direction of the securities markets generally or of a particular segment. This requires different skills and techniques than predicting changes in the prices of individual stocks.

Positions in stock index options may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option at any specific time. Thus, it may not be possible to close an option position. The inability to close options positions could have an adverse impact on the Fund’s performance.

5.4.4.4 Over-the-counter (OTC) options. Like exchange traded options, OTC options give the holder the right to buy, in the case of OTC call options, or sell, in the case of OTC put options, an underlying security from or to the writer at a stated exercise price. OTC options, however, differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done based on information from market makers. OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange traded options and the writer of an OTC option is paid the premium in advance by the dealer.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. A Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. A Fund may suffer a loss if it is not able to exercise or sell its position on a timely basis. When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Fund originally wrote the option. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

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The Funds understand the current position of the staff of the SEC to be that purchased OTC options are illiquid securities and that the assets used to cover the sale of an OTC option are considered illiquid. The Funds and the manager disagree with this position. Nevertheless, pending a change in the staff’s position, the Funds will treat OTC options and “cover” assets as subject to a Fund’s limitation on illiquid securities.

5.4.4.5 Spread and straddle options transactions. In “spread” transactions, a Fund buys and writes a put or buys and writes a call on the same underlying security with the options having different exercise prices, expiration dates, or both. In “straddles,” a Fund purchases or writes combinations of put and call options on the same security. When a Fund engages in spread and straddle transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. Because these transactions require a Fund to buy and or write more than one option simultaneously, the Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the Fund was to buy or sell a single option. Similarly, costs incurred by a Fund in connection with these transactions will in many cases be greater than if the Fund was to buy or sell a single option.

5.4.5 SWAPS, CAPS AND FLOORS. A Fund may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. A Fund will enter into these transactions primarily, among other things, to preserve a return or spread on a particular investment or portion of its portfolio; to protect against any increase in the price of securities the Fund anticipates purchasing at a later date; to shorten the effective duration of its portfolio investments; or for cash management purposes. To the extent applicable, each Fund generally uses these transactions as a hedge and not as a speculative investment. A Fund will not sell interest rate caps or floors it does not own. Interest rate swaps, caps and floors generally are considered to be “derivative securities.”
Swap agreements are contracts between a Fund and, typically, a brokerage firm, bank or other institutional buyers (swap counterparty) for periods ranging from a few days to more than a year. In a basic swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of value of predetermined investments or instruments (swap transaction). The notional amount is the set dollar or other currency value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties do not actually invest the notional amount in any investment or instrument. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples are investments in a particular security, at a particular fixed or variable interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. In some cases, for example, currency swaps, the swap agreement may include the delivery of the entire principal value of one designated currency for the other designated currency.

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A Fund will generally enter into swap agreements on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund’s obligations (or rights) under a swap agreement on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the Fund). If the swap agreement provides for other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis. To limit potential leveraging of a Fund’s portfolio, where applicable, each Fund has adopted procedures to cover any accrued but unpaid net or full amounts owed to a swap counterparty by designating, on a daily basis, as segregated, liquid assets (not otherwise encumbered) equal in current market value to such swap amounts owed. Under the procedures, the Fund designates the segregated assets by appropriate notation on the books of the Fund or its custodian. To the extent the Fund enters into swap agreements for good faith hedging purposes and the Fund’s swap obligations are fully covered by an offsetting asset or right of the Fund, the obligations will not be subject to the Fund’s segregated assets procedures. To the extent applicable, the Funds and their managers believe that swap agreement obligations that are covered, either by an offsetting asset or right or by the Fund’s segregated assets procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the Fund’s borrowing restrictions.

The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether a Fund will be successful in using swap agreements to achieve its investment objective depends on the ability of the manager correctly to predict which types of investments are likely to produce greater returns. If the manager, in using swap agreements, is incorrect in its forecasts of market values, interest rates, currency exchange rates or other applicable factors, the investment performance of the Fund will be less than its performance would be using other investments.

The risk of loss to a Fund for swap transactions on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is the loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

Because swap agreements may have terms of greater than seven days, they may be illiquid and, therefore, subject to the Fund’s limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, the Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. The swap markets have grown substantially in recent years, however, with a large number of banks and investment banking firms acting both as principals

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and agents, utilizing standardized swap documentation. As a result, the swap markets have become relatively liquid in comparison with markets for other derivative instruments that are traded in the interbank market.

Swap agreements are not traded on exchanges and are not subject to government regulation like exchange markets. As a result, swap participants are not as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Fund is subject to the risk of the inability or refusal to perform such agreement by the counterparty. No limitations on daily price movements or speculative position limits apply to swap transactions. Counterparties may, however, limit the size or duration of positions to the Fund as a consequence of credit considerations. The Fund risks the loss of the accrued but unpaid amount under a swap agreement, which could be substantial, in the event of default by or insolvency or bankruptcy of a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund’s rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses. To the extent applicable, each Fund’s manager will approve a counterparty for a swap agreement of the Fund only if the manager deems the counterparty to be creditworthy under the Fund’s Counterparty Credit Review Standards, adopted and reviewed annually by the board.

Certain Internal Revenue Service positions may limit the Fund’s ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect the Fund’s ability to benefit from using swap agreements, or could have adverse tax consequences.

5.4.5.1 Interest rate swaps, caps and floors. An interest rate swap is an agreement between two parties to exchange interest rate obligations, one based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime, commercial paper, or other benchmarks). By swapping fixed payments for floating payments, an interest rate swap is a vehicle to hedge interest rate risk. A Fund will generally enter into interest rate swap agreements on a net basis. The obligations to make repayment of principal on the underlying securities are not exchanged. Similarly, the right to receive such repayment of principal is not transferred. In addition, interest rate swaps generally do not involve the delivery of securities, other underlying assets or principal. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor.

Interest rate swap transactions generally require the participation of an intermediary, frequently a bank. For example, the first entity, which holds a fixed-rate obligation, transfers the obligation to the intermediary. The first entity is then obligated to pay to the intermediary a floating rate of

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interest, generally including a fractional percentage as a commission for the intermediary. The intermediary also makes arrangements with the second entity, which holds a floating-rate obligation that substantially mirrors the obligation desired by the first entity. In return for assuming the fixed-rate obligation, the second entity will pay the intermediary all sums that the intermediary pays on behalf of the first entity, plus an arrangement fee and other agreed upon fees. Interest rate swaps are generally used to permit the party seeking a floating rate obligation the opportunity to acquire such obligation at a rate lower than is directly available in the credit markets, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a rate lower than is directly available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at interest (or coupon) rates low enough to cover the costs involved. An interest rate swap transaction is affected by changes in interest rates, which, in turn, may affect the prepayment rate of any underlying debt obligations upon which the interest rate swap is based.

5.4.5.2 Mortgage swaps. A specific type of interest rate swap in which a Fund may invest is a mortgage swap. In a mortgage swap, cash flows based on a group of Government National Mortgage Association (Ginnie Mae) mortgage pools are exchanged for cash flows based on a floating interest rate. The return on a mortgage swap is affected by changes in interest rates, which affect the prepayment rate of the underlying mortgages upon which the mortgage swap is based.

5.4.5.3 Currency swaps. A currency swap is an agreement between two parties to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. For example, a currency swap may involve the exchange by a Fund with another party of the right to receive a foreign currency (paid from the Fund’s investment denominated in the foreign currency) for the right to receive U.S. dollars. Currency swaps sometimes involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. In such a situation, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund may also enter into currency swaps on a net basis, which means the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions could result in losses to a Fund if it is unable to deliver or receive a specified currency or funds in settlement of obligations, including swap transaction obligations. These actions could also have an adverse effect on the Fund’s swap transactions or cause the Fund’s hedging positions to be rendered useless, resulting in full currency exposure as well as incurring unnecessary transaction costs.

Also, the use of currency transactions could cause a Fund losses due to the inability of foreign securities transactions to be completed. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency

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futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market that may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

5.4.5.4 Credit default swaps. A Fund may be a buyer or seller of credit default swaps. The “buyer” in a credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. The contingent payment may be a cash settlement or the physical delivery of the reference obligation in return for payment of the face amount of the obligation. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. The buyer is subject to the risk that seller will not satisfy its contingent payment obligation, if and when due. In addition, credit default swaps are subject to general market risk, liquidity risk and credit risk. When a Fund is the seller of a swap contract, it receives the stream of payments but is obligated to pay upon a credit event with respect to the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap. See also “Credit-Linked securities” below. The Funds currently do not anticipate investing in credit default swaps, other than indirectly through investments in credit-linked securities where otherwise permitted.

5.4.5.5 Credit-linked securities. A Fund may invest in credit-linked securities. Credit-linked securities are debt securities that represent an interest in a pool of, or are otherwise collateralized by, one or more corporate debt obligations or credit default swaps on corporate debt or bank loan obligations. Such debt obligations may represent the obligations of one or more corporate issuers. The Fund has the right to receive periodic interest payments from the issuer of the credit-linked security (usually the seller of the underlying credit default swap(s)) at an agreed-upon interest rate, and a return of principal at the maturity date. The Fund currently anticipates purchasing only “funded” credit-linked securities. Funded credit-linked securities are structured so that the Fund’s total investment is made when it purchases the security with no further exposure to the Fund beyond its initial investment; consequently, the purchase of these securities will not add leverage to the Fund.

A Fund bears the risk of loss of its principal investment, and the periodic interest payments expected to be received for the duration of its investment in the credit-linked security, in the event that one or more of the debt obligations underlying the credit default swaps go into default or otherwise become non-performing. Upon the occurrence of such a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring), the Fund will generally reduce the principal balance of the related credit-linked security by the Fund’s pro rata interest in the par amount of the defaulted underlying debt obligation in exchange for the actual value of the defaulted underlying obligation or the defaulted underlying obligation itself, resulting in a loss of a part of the Fund’s investment. Thereafter, interest on the credit-linked security will accrue on a smaller principal balance and a smaller principal balance will be returned at maturity. To the

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extent a credit-linked security represents an interest in underlying obligations of a single corporate or other issuer, a credit event with respect to such issuer presents greater risk of loss to a Fund than if the credit-linked security represented an interest in underlying obligations of multiple issuers.

In addition, the Fund bears the risk that the issuer of the credit-linked security will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of its investment and the remaining periodic interest payments thereon.

An investment in credit-linked securities also involves reliance on the counterparty to the credit default swap entered into with the issuer of the credit-linked security to make periodic payments to the issuer under the terms of the swap. Any delay or cessation in the making of such payments may be expected in certain instances to result in delays or reductions in payments to the Fund as an investor in such credit-linked securities. Additionally, credit-linked securities are typically structured as limited recourse obligations of the issuer of such securities such that the securities issued will usually be obligations solely of the issuer and will not be obligations or responsibilities of any other person.

Most credit-linked securities are structured as Rule 144A securities so that they may be freely traded among institutional buyers. A Fund will generally only purchase credit-linked securities which are determined to be liquid in accordance with the Fund’s liquidity guidelines. However, the market for credit-linked securities may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit-linked securities. In certain cases, a market price for a credit-linked security may not be available or may not be reliable, and the Fund could experience difficulty in selling such security at a price the investment manager believes is fair. In the event a credit-linked security is deemed to be illiquid, the Fund will include such security in calculating its limitation on investments in illiquid securities.

The value of a credit-linked security will typically increase or decrease with any change in value of the underlying debt obligations, if any, held by the issuer and the credit default swap. Further, in cases where the credit-linked security is structured such that the payments to the Fund are based on amounts received in respect of, or the value of performance of, any underlying debt obligations specified in the terms of the relevant credit default swap, fluctuations in the value of such obligation may affect the value of the credit-linked security.

The collateral of a credit-linked security may be one or more credit default swaps, which are subject to additional risks. See “SWAPS, CAPS AND FLOORS” above for a description of additional risks associated with credit default swaps.

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5.5	DIVERSIFICATION

Each Fund, except Global Income Fund and Global Real Estate Fund, operates as a diversified fund under federal securities law. Each diversified Fund may not, with respect to 75% of its total assets, purchase the securities of any one issuer (except U.S. government securities) if (a) more than 5% of the value of the Fund’s total assets would be invested in such issuer, or (b) hold more than 10% of the outstanding voting securities of such issuer.

In addition, each diversified Fund intends to diversify its investments to meet the requirements under federal tax laws relating to regulated investment companies and variable contracts issued by insurance companies.

5.6	EQUITY SECURITIES

A Fund may invest in equity securities, which include common and preferred stocks, warrants, and securities convertible or exchangeable into common stock.

5.6.1 COMMON STOCK. Common stock represents a proportionate share of the ownership of a company. The value of a stock is based on the market’s appraisal of current and likely future success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Because it represents ownership, common stock ranks lowest in the capital structure of a company, in terms of its claim on the revenues or earnings of the company, and the value of a company’s assets in the event of bankruptcy or liquidation. A company’s creditors, including the holders of a company’s debt securities, if any, have claims that take priority over the interests of the owners of the company’s common stock. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. The returns from ownership of common stocks historically have been greater than the returns from ownership of other classes of financial assets, but their value can fluctuate dramatically over shorter periods in response to many factors affecting individual companies, industries, or the stock market or economy in general.

Common stocks sometimes are divided into several classes, with each class having different voting rights, dividend rights, or other differences in their rights and priorities.

The price of a stock also may be adversely affected by discovery and disclosure of accounting irregularities, actual or perceived weaknesses in corporate governance practices of a company’s board or management, and changes in company management. The discovery and disclosure of accounting irregularities may result in changes to a company’s past or current reported earnings, impairment of its credit rating and financial stability. These changes may result in a sudden and significant drop in the price of the company’s equity and debt securities and, in some cases, can result in bankruptcy or the threat of bankruptcy, because the company’s true financial condition after correction of accounting irregularities may violate covenants to which the company is subject under the terms of its credit arrangements.

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5.6.2 PREFERRED STOCK. Preferred stock also represents an ownership interest in a company, but that ownership interest usually is limited to a specific dollar amount per share of liquidation priority over common equity in the event of liquidation of the company. Preferred stocks usually have fixed or variable dividend payment rates, and the payment of those dividends to the holders of preferred stock takes priority over the interests of holders of common stock, but usually is subordinate to the rights of holders of the company’s debt securities. Preferred stocks often have no or limited voting rights, or have voting rights only in the event of omission of the payment of agreed dividends.

While preferred stocks represent a form of ownership in a company’s capital structure, the limited nature of that ownership interest, and their fixed or variable dividend rates, result in many preferred stocks being treated in the market as more akin to debt securities. Like debt securities, the values of preferred stocks often fluctuate more in response to changes in interest rates and the creditworthiness of the issuer, rather than in response to changes in the issuer’s profitability and business prospects. Preferred stocks sometimes are callable for redemption by the issuer on or after a specific date and at a price specified at the time of issuance.

Preferred stocks often are issued with conversion or exchange rights, pursuant to which the preferred stock may be converted into common stock of the issuing company, or exchanged for common stock or other equity securities of a different company. The characteristics of convertible preferred stocks are discussed in greater detail below under “Convertible Securities.”

5.6.3 WARRANTS. A Fund may invest in warrants. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants constitute options to purchase equity securities at a specific price, and are valid for a specific period of time. They do not represent ownership of the equity securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying equity securities.

5.7	OTHER INVESTMENT COMPANIES

A Fund may not acquire shares of another investment company if, immediately after the acquisition, the Fund would own (i) more than 3% of the total outstanding voting stock of that investment company, (ii) securities issued by that investment company having an aggregate value in excess of 5% of the Fund’s total assets, or (iii) securities issued by that investment company and all other investment companies having an aggregate value in excess of 10% of the Fund’s total assets.

If a Fund acquires shares of other investment companies, shareholders would bear both their share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such other investment companies.

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A Fund may invest in Franklin Templeton money funds. The Funds’ managers have agreed in advance to reduce their fees attributable to assets invested by a Fund in a Franklin Templeton money market fund. The reduction is required by the board and an SEC order.

5.7.1 EXCHANGE-TRADED FUNDS. A Fund may invest in exchange-traded funds (ETFs). ETFs are regulated as registered investment companies under the 1940 Act. ETFs are publicly-traded trusts that acquire and hold shares of all of the companies, or a representative sampling of companies, that are components of a particular index. ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index, and the value of their shares should, under normal circumstances, closely track the value of the index’s underlying component stocks. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly. ETF shares may be purchased and sold in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. Although each Fund, like most other investors in ETFs, generally purchases and sells ETF shares primarily on an exchange, a Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the manager believes it is in the Fund’s best interest to do so.

An investment in an ETF is subject to all of the risks of investing in the securities held by the ETF. In addition, the market value of the ETF shares may differ from their net asset value because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Because of the ability of large market participants to arbitrage price differences by purchasing or redeeming creation units, the difference between the market value and the net asset value of ETF shares should in most cases be small. Under certain circumstances, an ETF could be terminated. Should termination occur, the ETF might have to liquidate its portfolio securities at a time when the prices for those securities are falling.

5.7.2 CLOSED-END INVESTMENT COMPANIES. A Fund may invest in equity securities of closed end investment companies, subject to provisions of the 1940 Act that limit investment by a Fund in the voting securities of another investment company. The shares of a closed-end fund typically are bought and sold on an exchange. The risks of investment in a closed-end investment company typically reflect the risk of the types of securities in which the closed-end fund invests. However, investments in closed-end funds are subject to the additional risk that the price of the fund’s shares may not reflect the net asset value of the underlying securities, and the premium or discount the share prices represent versus net asset value may change over time based on a variety of factors, including supply of and demand for the fund’s shares, unrelated to the value of the

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underlying portfolio securities. Some closed-end investment companies also issue debt securities, as a means of borrowing to lever the closed-end fund’s investment portfolio. A Fund may invest in these debt securities, subject to any quality or other standards applicable to the Fund’s investment in debt securities.

5.8	FOREIGN CURRENCY TECHNIQUES AND HEDGING

The Funds typically enter into forward currency exchange contracts to protect against declines in the value of a Fund’s portfolio securities and the income on these securities. A Fund will normally conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts or exchange-traded foreign currency options to purchase or sell foreign currencies. Successful use of forward contracts, currency futures contracts and options on foreign currencies depends on the manager’s ability to properly predict movements in the foreign currency markets. There may be an imperfect correlation between movements in the foreign currency on which a forward contract, currency futures contract, or option on a foreign currency is based and movements in the foreign currency. The Funds may enter into other transactions, or use other techniques.

5.8.1 FORWARD CURRENCY EXCHANGE CONTRACTS. The Funds may use forward currency exchange contracts in an effort to minimize the risk of adverse changes in the relationship between currencies or to enhance income. A forward contract involves an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks).

A Fund may either accept or make delivery of the currency specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

A Fund may construct an investment position by combining a debt security denominated in one currency with a forward contract calling for the exchange of that currency for another currency. The investment position is not itself a security but is a combined position (i.e., a debt security coupled with a forward contract) that is intended to be similar in overall performance to a debt security denominated in the currency purchased.

A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security by buying the amount of foreign currency needed to settle the transaction. Thus, for example, when a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency. Similarly, when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy

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that foreign currency for a fixed dollar amount. A Fund also may purchase and sell forward contracts for non-hedging purposes when the manager anticipates that the foreign currency will appreciate or depreciate in value but securities denominated in that currency do not present attractive investment opportunities and are not held in a Fund.

A Fund sets aside or segregates sufficient cash, cash equivalents, or readily marketable debt securities held by its custodian bank as deposits for commitments created by open forward contracts. The Fund will cover any commitments under these contracts to sell currency by owning or acquiring the underlying currency (or an absolute right to acquire such currency). The segregated account will be marked-to-market daily. The ability of a Fund to enter into forward contracts is limited only to the extent forward contracts would, in the opinion of the manager, impede portfolio management or the ability of the Fund to honor redemption requests.

Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies or between foreign currencies. Unanticipated changes in currency exchange rates also may result in poorer overall performance for the Fund than if it had not entered into such contracts.

The Funds generally will not enter into a forward contract with a term of greater than one year.

If a Fund retains a portfolio security and enters into a closing transaction, the Fund will have a gain or a loss to the extent that the forward contract prices have increased or decreased. If a Fund enters into a closing transaction, it may subsequently enter into a new forward contract to sell the foreign currency. If forward prices decline between the date that a Fund enters into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain. If forward prices increase, a Fund will suffer a loss.

5.8.2 CURRENCY RATE SWAPS. A currency rate swap is the transfer between two counterparties of their respective rights to receive payments in specified currencies.

Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, a Fund could lose the entire principal value of a currency swap if the other party defaults.

The use of interest rate and currency swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the managers are incorrect in their forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

5.8.3 CURRENCY FUTURES CONTRACTS. Currency futures contracts are traded on regulated commodity exchanges, including non-U.S. exchanges. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date at a price set at the time of the contract. A Fund may use currency futures contracts to hedge against anticipated future changes in exchange rates that otherwise might adversely affect the value of the Fund’s portfolio securities or adversely affect the prices of securities that a Fund intends to purchase at a later date.

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A Fund may either accept or make delivery of the currency specified at the maturity of a currency futures contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to currency futures contracts are effected on the exchange on which the contract was entered into (or on a linked exchange).

5.8.4 OPTIONS ON FOREIGN CURRENCIES. A Fund may buy and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities or other assets to be acquired. As in the case of other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. A Fund could be required to buy or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Fund’s position, the Fund may lose the entire amount of the premium plus related transaction costs. The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market, as well as the risks of adverse market movements, possible intervention by governmental authorities, and the effects of other political and economic events. Options traded over-the-counter are subject to counterparty risk.

5.9	FOREIGN SECURITIES AND INVESTMENTS

5.9.1 IN GENERAL. Funds may invest in foreign securities, provided the investments are consistent with their objectives and comply with their concentration and diversification policies. The Funds may buy the securities of foreign issuers directly in foreign markets, both in developed and developing countries. The securities of foreign issuers may be denominated in foreign currency. The Funds also may buy foreign securities that are traded in the U.S. Investments in foreign securities may offer potential benefits not available from investments solely in securities of domestic issuers or dollar-denominated securities. These benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the manager, to offer:

•	a better outlook for long-term capital appreciation or current earnings than investments in domestic issuers;

•	an opportunity to invest in foreign nations whose economic policies or business cycles are different from those of the U.S.; and

•	the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.

Investments in foreign securities where delivery takes place outside the U.S. will be made in compliance with any applicable U.S. and foreign currency restrictions and tax and other laws limiting the amount and types of foreign investments. A Fund could experience investment losses if there are changes of:

•	governmental administrations;

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•	economic or monetary policies in the U.S. or abroad;

•	circumstances in dealings between nations; or

•	currency convertibility or exchange rates.

The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in a Fund. These risks can be significantly greater for investments in emerging markets. Investments in Depositary Receipts also involve some or all of the risks described below.

•

The political, economic, and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

•

There may be less publicly available information about foreign companies or governments compared to the reports and ratings published about U.S. companies and available information about public entities in the U.S. Certain countries’ financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing, and financial reporting standards and may have less government supervision of financial markets. A Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value.

•	Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S.

•	Transaction costs (the costs associated with buying and selling securities) on foreign securities markets, including those for custodial services, are generally higher than in the U.S.

•	The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity.

•

A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

•	Investments in securities of issuers in foreign nations also may be affected by cessation of trading on national exchanges, expropriation, nationalization, or confiscatory taxation,

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withholding, and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments.

•	Expropriation of assets refers to the possibility that a country’s laws will prohibit the return to the U.S. of any monies which a Fund has invested in the country.

•

Confiscatory taxation refers to the possibility that a foreign country will adopt a tax law which has the effect of requiring the Fund to pay significant amounts, if not all, of the value of the Fund’s investment to the foreign country’s taxing authority.

•

Diplomatic developments means that all communications and other official governmental relations between the country and the United States could be severed. This may occur as a result of certain actions occurring within a foreign country, such as significant civil rights violations, or because of the actions of the United States during a time of crisis in the particular country. As a result of such diplomatic developments, U.S. investors’ money in the particular country, including that of the Funds, could be abandoned with no way to recover the money.

•

Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Furthermore, in some countries the repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

A Fund’s investments in foreign securities may increase the risks with respect to the liquidity of the Fund’s portfolio. This could inhibit the Fund’s ability to meet a large number of shareholder redemption requests in the event of economic or political turmoil in a country in which the Fund has a substantial part of its assets invested or deterioration in relations between the U.S. and the foreign country.

Through the Funds’ flexible policy, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places the Funds’ investments. The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

The board considers the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. However, in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Funds’ managers, any losses resulting from the

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holding of the Funds’ portfolio securities in foreign countries and/or with securities depositories will be at the risk of the shareholders. No assurance can be given that the board’s appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

Each Fund’s definition of “foreign securities” may differ from the definition of the same or similar term as used for another Fund or in other mutual fund prospectuses. As a result, each Fund may hold foreign securities that other funds may classify differently.

5.9.2 CURRENCY CONSIDERATIONS. If a Fund holds securities denominated in foreign currencies, changes in foreign currency exchange rates will affect the value of what the Fund owns and its share price. In addition, changes in foreign currency exchange rates will affect a Fund’s income and distributions to shareholders. Some countries in which a Fund may invest also may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain currencies may not be internationally traded. To the extent that the managers intend to hedge currency risk in certain Funds, the Funds endeavor to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchange (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Some countries may adopt policies that would prevent the Funds from transferring cash out of the country or withhold portions of interest and dividends at the source.

Certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund’s portfolio securities are denominated may have a detrimental impact on the Fund. Where the exchange rate for a currency declines materially after a Fund’s income has been accrued and translated into U.S. dollars, a Fund may need to redeem portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund will have to convert a greater amount of the currency into U.S. dollars in order to pay the expenses.

5.9.3 EMERGING MARKETS. Each Fund that invests in emerging market securities may use a slightly different definition of emerging market countries. Emerging market countries generally include countries that are generally considered low or middle income countries by the International Bank for Reconstruction and Development (commonly known as the World Bank) or the International Finance Corporation.

Investments in companies domiciled or operating in emerging countries may be subject to potentially higher risks, making these investments more volatile than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the risk that the small size of the markets for such securities and the low or nonexistent volume of trading may result in a lack of liquidity and in greater price volatility; (iii) the existence of certain national policies which may restrict each Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing

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for judicial redress for injury to private property; (vi) the absence, until recently in many developing countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in some emerging countries may be slowed or reversed by unanticipated political or social events in such countries.

In addition, many countries in which the Funds may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in emerging countries may involve increased risks of nationalization, expropriation and confiscatory taxation. For example, the governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, a Fund could lose a substantial part of any investments it has made in the affected countries. Further, no accounting standards exist in certain emerging countries. Finally, even though the currencies of some emerging countries, such as certain Eastern European countries, may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to a Fund’s shareholders.

Repatriation, that is, the return to an investor’s homeland, of investment income, capital and proceeds of sales by foreign investors may require governmental registration or approval in some emerging countries. Delays in or a refusal to grant any required governmental registration or approval for such repatriation could adversely affect the Funds. Further, the economies of emerging countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

5.9.4 FOREIGN DEBT. Certain Funds may invest in debt securities issued by foreign corporations, governments and their instrumentalities, and by supranational entities. A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include the World Bank, the European Development Bank and the Asian Development Bank.

Many debt obligations of foreign issuers, and especially emerging markets issuers, are either (i) rated below investment grade or (ii) not rated by U.S. rating agencies so that their selection depends on the managers’ individual analysis.

5.9.5 DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a

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foreign corporation. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are typically issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Depositary receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the depositary receipts. To the extent a Fund acquires depositary receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the depository receipt to issue and service such depository receipts, there are may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner.

Depositary receipts also involve many of the same risks as direct investments in foreign securities, as discussed above. For purposes of a Fund’s investment policies, the Fund will consider its investments in depositary receipts to be investments in the underlying securities.

5.9.6 LIMITATIONS. Certain countries do not permit direct investments. Some countries have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In order to gain investment access to these countries, a Fund may invest up to 10% of its assets in shares of such closed-end investment companies and up to 5% of its assets in any one closed-end investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. If a Fund acquires shares of closed-end investment companies, shareholders would bear both their share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.

5.10	ILLIQUID SECURITIES

5.10.1 IN GENERAL. The Funds may invest in securities that cannot be offered to the public for sale without first being registered under the Securities Act of 1933 (restricted securities), or in other securities that, in the opinion of the board, may be illiquid. See “Fundamental Investment Policies” for more information about each Fund’s policies with respect to illiquid securities.

Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which a Fund has valued them. Reduced liquidity in the secondary market for certain securities may make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio.

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Securities acquired outside of the U.S. and that are publicly traded in the U.S. or on a foreign securities market are not considered to be illiquid assets if: (a) the Fund reasonably believes it can readily dispose of the securities for cash in the U.S. or foreign market, or (b) current market quotations are readily available. The Funds will not acquire the securities of foreign issuers outside of the U.S. if, at the time of acquisition, the Funds have reason to believe that they could not resell the securities in a public trading market.

5.10.2 RESTRICTED SECURITIES. Subject to each Fund’s percentage limitation on illiquid securities, the board has authorized the Funds to invest in restricted securities where such investment is consistent with the Fund’s investment goal. The board has authorized these securities to be considered liquid to the extent the investment manager determines on a daily basis that there is a liquid institutional or other market for such securities—for example, restricted securities which may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. The board will review any determination by the manager to treat a restricted security as a liquid security on an ongoing basis, including the managers’ assessment of current trading activity and the availability of reliable price information. In spite of the managers’ determinations in this regard, the board will remain responsible for such determinations and will consider appropriate action, consistent with a Fund’s goals and policies, if the security should become illiquid after purchase. In determining whether a restricted security is properly considered a liquid security, the investment manager and the board will take into account, among others, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent a Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

5.11	LOANS OF PORTFOLIO SECURITIES

To generate additional income, a Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. For each loan, the borrower must maintain with the Fund’s custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 100% of the current market value of the loaned securities. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund also continues to receive any distributions paid on the loaned securities. The Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

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Where voting rights with respect to the loaned securities pass with the lending of the securities, the managers intend to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the managers have knowledge that, in their opinion, a material event affecting the loaned securities will occur or the managers otherwise believe it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. Each Fund will loan its securities only to parties who meet creditworthiness standards approved by the board, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

5.12	PORTFOLIO TURNOVER

Portfolio turnover is a measure of how frequently a portfolio’s securities are bought and sold. As required by the SEC, annual portfolio turnover is calculated generally as the dollar value of the lesser of a portfolio’s purchases or sales of portfolio securities during a given year, divided by the monthly average value of the portfolio’s securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year. The portfolio turnover rates for each Fund are disclosed in the section entitled “Financial Highlights” of the Fund’s prospectus. Except for certain Funds noted in the prospectuses, the Funds generally do not expect their annual turnover rates to exceed 100%. It is not possible to estimate future turnover rates with complete accuracy, however, because so many variable factors are beyond the control of the managers.

Portfolio turnover is affected by factors within and outside the control of a Fund and its manager. The investment outlook for the type of securities in which each Fund invests may change as a result of unexpected developments in national or international securities markets, or in economic, monetary or political relationships. High market volatility may result in a manager using a more active trading strategy than it might have otherwise pursued. Each Fund’s manager will consider the economic effects of portfolio turnover but generally will not treat portfolio turnover as a limiting factor in making investment decisions. Investment decisions affecting turnover may include changes in investment policies, including changes in management personnel, as well as individual portfolio transactions.

Moreover, turnover may be increased by certain factors wholly outside the control of the managers. For example, during periods of rapidly declining interest rates the rate of mortgage prepayments may increase rapidly. When this happens, “sales” of portfolio securities are increased due to the return of principal to Funds that invest in mortgage securities. Similarly, the rate of bond calls by issuers of fixed-income securities may increase as interest rates decline. This causes “sales” of called bonds by Funds that invest in fixed-income securities and the subsequent purchase of replacement investments. In other periods, increased merger and acquisition activity, or increased rates of bankruptcy or default, may create involuntary transactions for portfolios that hold affected stocks and bonds, especially high-yield bonds. Global or international fixed-income securities funds may have higher turnover rates due to the rebalancing of the portfolio to keep interest rate risk and country allocations at desired levels.

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In addition, redemptions or exchanges by investors may require the liquidation of portfolio securities. Changes in particular portfolio holdings may be made whenever it is considered that a security is no longer the most appropriate investment for a Fund, or that another security appears to have a relatively greater opportunity, and will be made without regard to the length of time a security has been held.

Higher portfolio turnover rates generally increase transaction costs, which are portfolio expenses, but would not create taxable capital gains for investors because of the tax-deferred status of variable annuity and life insurance investments.

5.13	REAL ESTATE

5.13.1 IN GENERAL. Although none of the Funds invest directly in real estate, through an investment in a company in the real estate sector, a Fund could ultimately own real estate directly as a result of a default on debt securities it may own. Receipt of rental income or income from the disposition of real property by a Fund may adversely affect its ability to retain its tax status as a regulated investment company.

5.13.2 REAL ESTATE INVESTMENT TRUSTS (REITs). REITs typically invest directly in real estate or in mortgages and loans collateralized by real estate. “Equity” REITs are real estate companies that own and manage income-producing properties such as apartments, hotels, shopping centers or office buildings. The income, primarily rent from these properties, is generally passed on to investors in the form of dividends. These companies provide experienced property management and generally concentrate on a specific geographic region or property type. “Mortgage” REITs make loans to commercial real estate developers and earn income from interest payments. A hybrid REIT combines the characteristics of Equity REITs and Mortgage REITs, generally by holding both ownership interest and mortgage interests in real estate. Although the REIT structure originated in the U.S., a number of countries around the world have adopted, or are considering adopting, similar REIT and REIT-like structures.

For U.S. federal tax law purposes, to qualify as a REIT, a company must derive at least 75% of its gross income from real estate sources (rents, mortgage interest, gains from the sale of real estate assets), and at least 95% from real estate sources, plus dividends, interest and gains from the sale of securities. Real property, mortgage loans, cash and certain securities must comprise 75% of a company’s assets. In order to qualify as a REIT, a company must also make distributions to shareholders aggregating annually at least 95% of its REIT taxable income.

By investing in a REIT indirectly through a Fund, you will bear not only your proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Terrorist acts affecting real estate can have a general negative impact on the value of a Fund’s investments. In addition, terrorist acts directed at real estate owned by the companies whose securities are held by a Fund could negatively impact the value of those securities. These developments can be impossible to predict and take into account with respect to management of a Fund’s investments.

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5.14	REPURCHASE AGREEMENTS

5.14.1 IN GENERAL. The Funds generally will have a part of their assets in cash or cash equivalents for a variety of reasons, including waiting for a special investment opportunity, to maintain liquidity for redemptions or expenses, or taking a defensive position. To earn income on this part of its assets, a Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies, or U.S. government sponsored entities from a qualified bank or broker-dealer and simultaneously agrees to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at an agreed higher price. The bank or broker-dealer must transfer to the Fund’s custodian securities with an initial market value of at least 100% of the dollar amount invested by the Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund’s ability to sell the underlying securities. The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of a Fund, and therefore the realization by the Fund on the collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the manager acknowledges these risks, it is expected that if repurchase agreements are otherwise deemed useful to a Fund, these risks can be controlled through careful monitoring procedures. A Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

5.14.2 REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are the opposite of repurchase agreements but involve similar mechanics and risks. A Fund sells securities to a bank or dealer and agrees to repurchase them at a mutually agreed price and date. Cash or liquid high-grade debt securities having an initial market value, including accrued interest, equal to at least 100% of the dollar amount sold by the Fund are segregated, i.e., set aside, as collateral and marked-to-market daily to maintain coverage of at least 100%. These transactions may increase the volatility of a Fund’s income or net asset value. The Fund carries the risk that any securities purchased with the proceeds of the transaction will depreciate or not generate enough income to cover the Fund’s obligations under the reverse repurchase transaction. These transactions also increase the interest and operating expenses of a Fund.

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Reverse repurchase agreements involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. A default by the purchaser might cause the Fund to experience a loss or delay in the liquidation costs. The Funds generally enter into reverse repurchase agreements with domestic or foreign banks or securities dealers. The manager will evaluate the creditworthiness of these entities prior to engaging in such transactions and it will conduct these activities under the general supervision of the board.

5.15	SECTOR CONCENTRATION

By having significant investments in one or more sectors from time to time, a Fund carries greater risk of adverse developments in a sector than a fund that invests more broadly.

5.15.1 TECHNOLOGY COMPANIES. Technology company stocks can be subject to abrupt or erratic price movements and have been volatile in price, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies.

5.15.1.1 Electronic technology and technology services companies. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete. These factors can affect the profitability of technology companies and, as a result, their value. In addition, because some Internet-related, electronic technology and technology services companies are in the emerging stage of development, they are particularly vulnerable to these risks.

5.15.1.2 Biotechnology and health technology companies. These companies may be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning health care reform and changes to the U.S. Food and Drug Administration’s (FDA) approval process, which would, if enacted, affect the biotechnology and health technology industries. In addition, these industries are characterized by competition and rapid technological developments, which may make a company’s products or services obsolete in a short period of time.

5.15.2 COMMUNICATIONS COMPANIES. The securities of communications companies may experience more price volatility than securities of companies in some other sectors or industries. Communications companies are subject to a variety of risk factors including: significant competitive pressures, such as new market entrants, aggressive pricing and competition for market share; the potential for falling profit margins; and the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of communications companies and, as a result, the value of their securities. In addition, many wireless telecommunication and Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks

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of rapidly changing technologies, as well as the potential of both accidental and deliberate disruption or failure of services or equipment. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Portions of the communications sector are also subject to government regulation, which may affect company profitability and share price.

5.15.3 FINANCIAL SERVICES COMPANIES. Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways. A financial services company’s profitability, and therefore its stock price, is especially sensitive to interest rate changes throughout the world. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

5.15.3.1 Banking and thrift institutions. Banking and thrift institutions are subject to extensive government regulation. These regulations may limit both the amounts and types of loans and other financial commitments that the institutions can make, and the interest rates and fees they can charge. The profitability of these institutions largely depends upon the availability and cost of funds. Their profits have recently fluctuated significantly as a result of volatile interest rate levels. In addition, general economic conditions influence the operations of these institutions. Financial institutions are exposed to credit losses, which result when borrowers suffer financial difficulties.

5.15.3.2 Insurance companies. Insurance companies are also affected by economic and financial conditions and are subject to extensive government regulation, including rate regulation. Property and casualty companies may be exposed to material risks, including reserve inadequacy, latent exposure with respect to asbestos and environmental or other claims, and inability to collect from their reinsurance carriers.

5.15.4 HEALTH CARE COMPANIES. The activities of health care companies are strongly affected by government activities, regulation and legislation. Health care companies may be funded or subsidized by federal and state governments, and if such subsidies are discontinued or reduced, the profitability of these companies could be adversely affected. Stocks held by a Fund also may be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. Health care companies are also subject to legislative risk, which is the risk of changes in the health care system through legislation. Health care companies may face lawsuits related to product liability issues and the risk that their products and services may rapidly become obsolete. Price changes among stocks in the health care sector are often affected by developments pertaining only to one or a few companies and the value of an investment in the Fund may fluctuate significantly over relatively short periods of time.

5.15.5 NATURAL RESOURCES COMPANIES. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries. Some of the commodities that these industries use or provide are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability

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of supplies of other materials. For example, commodity prices and the supply or demand for commodities change dramatically for reasons beyond a company’s control. In addition, supply and demand factors may dictate the prices at which a company acquires raw materials or sells its products or services. Moreover, many natural resources companies will hedge commodity prices seeking to create more stable and predictable cash flows. Although the Funds’ managers attempt to determine the impact of such hedging, extreme events in the natural resources sector may result in these hedges becoming financial liabilities. These factors can affect the profitability of companies in the natural resources sector and, as a result, the value of their securities.

5.15.5.1 Energy companies. Companies that are involved in oil or gas exploration, production, refining, marketing or distribution, or any combination of the above are greatly affected by the prices and supplies of raw materials such as oil or gas. The earnings and dividends of energy companies can fluctuate significantly as a result of international economic, political, and regulatory developments.

5.15.5.2 Utilities companies. Utilities companies have generally been subject to substantial government regulation. Major changes in government policies, ranging from increased regulation or expropriation to deregulation, privatization or increased competition, may dramatically increase or reduce opportunities for these companies. For example, while certain companies may develop more profitable opportunities, others may be forced to defend their core businesses and may be less profitable.

5.16	SHORT SALES

In a short sale, the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund must pay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security, and the Fund will realize a gain if the security declines in price between those same dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund is required to pay in connection with the short sale.

The Fund will segregate, in accordance with the law, an amount equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated amount will be marked-to-market daily and at no time will the sum of the amount segregated and the amount deposited with the broker as collateral be less than the market value of the securities at the time they sold short.

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A Fund may make a short sale when the manager believes the price of the stock may decline and when the manager does not currently want to sell the stock or convertible security it owns. In this case, any decline in the value of a Fund’s portfolio securities would be reduced by a gain in the short sale transaction. Conversely, any increase in the value of a Fund’s portfolio securities would be reduced by a loss in the short sale transaction.

Short sales “against the box” are transactions in which a Fund sells a security short for which it owns an equal amount of the securities sold short or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such security.

5.17	SECURITIES INDUSTRY RELATED INVESTMENTS

Companies engaged in securities related businesses, including companies that are securities brokers, dealers, underwriters or investment advisors are considered to be part of the financial services sector. Generally, under the 1940 Act, a Fund may not acquire a security or any interest in a securities related business to the extent such acquisition would result in the Fund acquiring in excess of 5% of a class of an issuer’s outstanding equity securities or 10% of the outstanding principal amount of an issuer’s debt securities, or investing more than 5% of the value of the Fund’s total assets in securities of the issuer. In addition, any equity security of a securities-related business must be a marginable security under Federal Reserve Board regulations and any debt security of a securities-related business must be investment grade as determined by the board. The Funds that invest in these securities do not believe that these limitations will impede the attainment of their investment goal(s).

5.18	STANDBY COMMITMENT AGREEMENTS

If a Fund enters into a standby commitment agreement, it will be obligated, for a set period of time, to buy a certain amount of a security that may be issued and sold to the Fund at the option of the issuer. The price of the security is set at the time of the agreement. The Fund will receive a commitment fee equal to a percentage of the purchase price of the security. The Fund will receive this fee regardless of whether the security is actually issued.

A Fund may enter into a standby commitment agreement to invest in the security underlying the commitment at a yield or price that the manager believes is advantageous to the Fund. A Fund will not enter into a standby commitment if the remaining term of the commitment is more than 45 days. If a Fund enters into a standby commitment, it will keep cash or high-grade marketable securities in a segregated account with its custodian bank in an amount equal to the purchase price of the securities underlying the commitment.

The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the Fund’s books on the date the security can reasonably be expected to be issued. The value of the security will then be reflected in the calculation of the Fund’s net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. If the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

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5.19	TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unfavorable for a Fund’s investors, the manager may invest up to 100% of the Fund’s assets in a temporary defensive manner or hold a substantial part of the Fund’s portfolio in cash. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities market, the securities in which the Fund normally invests, or the economies of the countries where the Fund invests.

Temporary defensive investments for all Funds (other than Money Market Fund) generally may include high quality money market instruments or, in the case of Strategic Income Fund, short-term debt instruments. High-quality money market instruments include government securities, bank obligations, the highest quality commercial paper and repurchase agreements. Short-term debt instruments include high-grade commercial paper, repurchase agreements, and other money market equivalents. To the extent allowed by exemptions granted under the 1940 Act and the Funds’ other investment policies and restrictions, a manager also may invest the Fund’s assets in shares of one or more money market funds managed by the manager or its affiliates. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

In addition, certain Funds also may invest in short-term (less than twelve months to maturity) fixed-income securities, non-U.S. currency, short-term instruments denominated in non-U.S. currencies, or medium-term (not more than five years to maturity) obligations issued or guaranteed by the U.S. government or the governments of foreign countries, their agencies or instrumentalities. Certain Funds also may invest cash, including cash resulting from purchases and sales of Fund shares, temporarily in short-term debt instruments.

Because each Fund has its own goals and strategies, as well as cash flows in and out, the cash positions of the Funds may vary significantly. When a Fund’s investments in cash or cash equivalents increase, it may not participate in market advances or declines to the same extent as it would if the Fund were fully invested in stocks or bonds.

Any decision to make a substantial withdrawal for a sustained period of time from a Fund’s investment goals will be reviewed by the board.

5.20	TRADE CLAIMS

Trade claims are purchased from creditors of companies in financial difficulty. For buyers, such as a Fund, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, may generate capital appreciation if the value of the claim increases as the debtor’s financial position improves. If the debtor is able to pay the full obligation on the face of the claim as a result of a restructuring or an improvement in the debtor’s financial condition, trade claims offer the potential for higher income due to the difference in the face value of the claim as compared to the discounted purchase price.

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An investment in trade claims is speculative and carries a high degree of risk. There can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. If the debtor’s financial condition deteriorates, a trade claim may become wholly or partially worthless, and a Fund may lose some or all of its investment in a trade claim. Trade claims are not regulated by federal securities laws or the SEC. Currently, trade claims are regulated primarily by bankruptcy laws. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than most other creditors in a bankruptcy proceeding.

5.21	WHEN-ISSUED, DELAYED DELIVERY AND TO-BE-ANNOUNCED (TBA) TRANSACTIONS

When-issued, delayed delivery and to-be-announced (TBA) transactions are arrangements under which a Fund buys securities that have been authorized but not yet issued, with payment for and delivery of the security scheduled for a future time. Purchases of securities on a when-issued or delayed delivery basis are subject to the risk that the value or the yields at delivery may be more or less than the purchase price or yields available when the transaction was entered into. To the extent a Fund engages in these transactions, it will do so only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies. Although the Funds will generally buy securities on a when-issued or TBA basis with the intention of holding the securities, they may sell the securities before the settlement date if the manager believes it is advisable to do so.

When a Fund is the buyer in this type of transaction, it will maintain, in a segregated account with its custodian bank, cash or marketable securities having an aggregate value equal to the amount of the Fund’s purchase commitments until payment is made. As a buyer in one of these transactions, the Fund relies on the seller to complete the transaction. The seller’s failure to do so may cause a Fund to miss a price or yield considered advantageous to the Fund. Securities purchased on a when-issued or delayed delivery basis do not generally earn interest until their scheduled delivery date. Entering into a when-issued, delayed delivery or TBA transaction is a form of leverage that may affect changes in net asset value to a greater extent.

5.22	POLICIES AND PROCEDURES REGARDING THE RELEASE OF PORTFOLIO HOLDINGS

The Trust’s overall policy with respect to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Trust will not make available to anyone non-public information with respect to its portfolio holdings, until such time as the information is made available to all shareholders or the general public.

For purposes of this policy, portfolio holdings information does not include aggregate, composite or descriptive information that does not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the applicable U.S. registered fund. Information excluded from the definition of portfolio holdings information generally includes, without limitation: (1) descriptions of allocations among asset classes, regions, countries or industries/sectors; (2) aggregated data such as average or median ratios, market capitalization,

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credit quality or duration; (3) performance attributions by industry, sector or country; or (4) aggregated risk statistics. Such information, if made available to anyone, will be made available to any person upon request, but, because such information is generally not material to investors, it may or may not be posted on the Trust’s website. In addition, other information may also be deemed to not be portfolio holdings information if, in the reasonable belief of the Trust’s Chief Compliance Officer (or his/her designee), the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Trust.

Consistent with current law, the Trust releases complete portfolio holdings information each fiscal quarter through regulatory filings with no more than a 60-day lag.

In addition, a complete list of each Fund’s portfolio holdings is released 30 calendar days after the end of each calendar quarter. Other portfolio holdings information, such as each Fund’s top 10 holdings, may be released monthly, no sooner than five days after the end of each month. Released portfolio holdings information can be viewed on franklintempleton.com.

To the extent that this policy would require the release of portfolio holdings information regarding a particular portfolio holding for a Fund, the portfolio manager for the Fund may request that the holding be withheld from the portfolio holdings information if the holding is the subject of ongoing purchase or sale orders/programs, or if the release of such portfolio holdings information would otherwise be sensitive or inappropriate due to liquidity and other market considerations, in each case as determined by the portfolio manager in consultation with the head of Global Investment Adviser Compliance (or his/her designee).

Exceptions to the portfolio holdings release policy described above will be made only when: (1) the Trust has a legitimate business purpose for releasing portfolio holdings information to selected third parties in advance of release to all shareholders or the general public; (2) the recipient is subject to a duty of confidentiality pursuant to a signed non-disclosure agreement; and (3) the release of such information would not otherwise violate the antifraud provisions of the federal securities laws or the Trust’s fiduciary duties. The determination of whether the Trust has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public shall be made by the Fund’s manager and its Chief Compliance Officer or his/her designee, following a request submitted in writing. The Chief Compliance Officer will report to the board of trustees on exceptions granted to the policy, along with an explanation of the legitimate business purpose that is served as a result of the exception.

The eligible third parties to whom portfolio holdings information may be released in advance of general release fall into the following categories: data consolidators, including rating agencies, fund rating/ranking services and other data providers; service providers to the Trust; shareholders of a fund to whom such fund has determined to process a redemption request in-kind based upon a determination by the Fund’s portfolio manager and the Trust’s Chief Compliance Officer (or his/her designee) that such redemption in-kind is in the best interests of the redeeming fund and its remaining shareholders; provided, however, that the portfolio holdings information so released in advance of the actual delivery of the redemption proceeds is limited to only that information reasonably necessary to allow the shareholder to prepare for receipt of the in-kind redemption proceeds; municipal securities brokers using the Investor Tools product; and certain

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entities approved by the Trust’s Chief Compliance Officer (or his/her designee) on a case-by-case basis, in limited circumstances, including where the release of such information is required by foreign law or regulation (in these situations, the recipient will be requested to execute a non-disclosure agreement).

The specific entities to whom the Trust may provide portfolio holdings in advance of their release to the general public are:

•

Bloomberg, Capital Access, CDA (Thomson Financial), FactSet, Fidelity Advisors, Lipper, Inc., Morningstar, Standard & Poor’s, Vestek, and Fidelity Management Company, all of whom may receive portfolio holdings information 15 days after the quarter end;

•

Service providers to the Trust that receive portfolio holdings information from time to time in advance of general release in the course of performing or to enable them to perform services for the Trust, including: Custodian Bank: Bank of New York or JPMorgan Chase Bank; Independent Registered Public Accounting Firm: PricewaterhouseCoopers, LLP; Outside Legal Counsel: Stradley Ronon Stevens & Young, LLP and Jorden Burt LLP ; Independent Directors’/Trustees’ Counsel: Bleakley, Platt & Schmidt, LLP; Proxy Voting Services: Glass, Lewis & Co. and Institutional Shareholder Services; Brokerage Analytical Services: Sanford Bernstein, Brown Brothers Harriman, Royal Bank of Canada Capital Markets, JP Morgan Securities Inc.; Financial Printers: RR Donnelley & Sons Company or GCOM Solutions, Inc.

In all cases, eligible third parties are required to execute a non-disclosure agreement. Non-disclosure agreements include the following provisions:

•

The recipient agrees to keep confidential any portfolio holdings information received until such information either is released to the public or the release is otherwise approved by the head of Global Compliance (or his/her designee) or the Trust’s Chief Compliance Officer (or his/her designee);

•	The recipient agrees not to trade on the non-public information received; and
•	The recipient agrees to refresh its representation as to confidentiality and abstention from trading upon request from Franklin Templeton Investments.

In no case does the Trust receive any compensation in connection with the arrangements to release portfolio holdings information to any of the above-described recipients of the information.

Several investment managers within Franklin Templeton Investments (F-T Managers) serve as investment managers to offshore funds that are registered or otherwise authorized for sale with foreign regulatory authorities. The release of portfolio holdings information for such offshore funds is excluded from the Trust’s portfolio holdings release policy if such information is given to offshore banks, broker-dealers, insurance companies, registered investment managers and other financial institutions (offshore investment managers) with discretionary authority to select offshore funds on behalf of their clients. Because such offshore funds may from time to time invest in securities substantially similar to those of the Funds, there is the risk that such portfolio holdings information may be used to trade inappropriately against the Trust. To mitigate such

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risks, such information may only be disclosed for portfolio analytic purposes, such as risk analysis/asset allocation, and the offshore investment manager will be required to execute a non-disclosure agreement, whereby such offshore investment manager agrees to maintain such information as confidential, including limiting the dissemination of such information within its organization, and not to trade in any shares of any U.S. registered Franklin or Templeton fund, including the Trust.

In addition, some F-T Managers serve as investment managers to various bank commingled trusts maintained by a Franklin Templeton Investments trust company, to various Canadian institutional pooled funds, to separate accounts, and as sub-advisers to other mutual funds not within the Franklin Templeton Investments fund complex. Such trusts, pooled funds, accounts and other funds (collectively, “other accounts”) are not subject to the Trust’s portfolio holdings release policy. However, in some instances the portfolio holdings of such other accounts may be similar to and, in certain cases, nearly identical to those of a Franklin Templeton mutual fund, including the Trust. In the case of bank commingled trusts and Canadian institutional pooled funds, to mitigate risks that such portfolio holdings information may be used to trade inappropriately against a mutual fund, the recipient of such portfolio holdings information will be required to execute a non-disclosure agreement similar to the one described above for offshore funds. With respect to the other mutual funds not within the Franklin Templeton Investments fund complex, the sponsors of such funds may disclose the portfolio holdings of such funds at different times than the Trust discloses its portfolio holdings.

The Trust’s portfolio holdings release policy and all subsequent amendments have been reviewed and approved by the Trust’s board of trustees and any other material amendments shall also be reviewed and approved by the board. The investment managers’ compliance staff conduct periodic reviews of compliance with the policy and provide at least annually a report to the board regarding the operation of the policy and any material changes recommended as a result of such review. The investment managers’ compliance staff also will report to the board on exceptions granted to the policy, along with an explanation of the legitimate business purpose of the Trust that is served as a result of the exception.

6.	Officers and Trustees

The Trust has a board of trustees. Each trustee will serve until that person resigns and/or a successor is elected and qualified. The board is responsible for the overall management of the Trust, including general supervision and review of each Fund’s investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering the Funds’ day-to-day operations. The board also monitors each Fund to ensure that no material conflicts exist among share classes, among different insurance companies or between owners of variable annuity and variable life insurance contracts. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below:

6.1	INDEPENDENT BOARD MEMBERS

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1988	143	Director, Bar-S Foods (meat packing company).

Principal Occupation During Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Robert F. Carlson (1928) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1998	122	None

Principal Occupation During Past 5 Years:

Vice President, senior Member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and formerly, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and Chief Counsel, California Department of Transportation.

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Sam L. Ginn (1937) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since March 2007	119	Director, Chevron Corporation (global energy company) and ICO Global Communications (Holdings) Limited (satellite company).

Principal Occupation During Past 5 Years:

Private investor; and formerly, Chairman of the Board, Vodafone AirTouch, PLC; Chairman of the Board and Chief Executive Officer, AirTouch Communications (1993-1998) and Pacific Telesis Groups (1988-1994).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2005	143	Director, Hess Corporation (formerly Amerada Hess Corporation) (exploration and refining of oil and gas), H.J. Heinz Company (processed foods and allied products), RTI International Metals, Inc. (manufacture and distribution of titanium), Canadian National Railway (railroad) and White Mountains Insurance Group, Ltd. (holding company).

Principal Occupation During Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

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Frank W.T. LaHaye (1929) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1988	116	Director, Center for Creative Land Recycling (redevelopment).
Principal Occupation During Past 5 Years: General Partner, Las Olas L.P. (Asset Management); and formerly, Chairman, Peregrine Venture Management Company (venture capital).

Frank A. Olson (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2005	142

Director, Hess Corporation (formerly Amerada Hess Corporation) (exploration and refining of oil and gas) and Sentient Jet (private jet service); and formerly, Director, Becton Dickinson and Company (medical technology), Cooper Industries, Inc.

(electrical products and tools and hardware), Health Net, Inc. (formerly, Foundation Health) (integrated managed care), The Hertz Corporation (car rental), Pacific Southwest Airlines, The RCA Corporation, Unicom (formerly, Commonwealth Edison), UAL Corporation (airlines) and White Mountains Insurance Group, Ltd. (holding company).

Principal Occupation During Past 5 Years:

Chairman Emeritus, The Hertz Corporation (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and formerly, Chairman of the Board, President and Chief Executive Officer, UAL Corporation).

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Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since March 2007	139	None

Principal Occupation During Past 5 Years:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and formerly, Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since March 2007	122	None

Principal Occupation During Past 5 Years:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (1986-1990).

6.2	INTERESTED BOARD MEMBERS AND OFFICERS

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
**Charles B. Johnson (1933) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairman of the Board	Since 1988	143	None

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Principal Occupation During Past 5 Years:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Trustee, President and Chief Executive Officer- Investment Management	Trustee since 1988 and President and Chief Executive Officer - Investment Management since 2002	58	None

Principal Occupation During Past 5 Years:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.

James M. Davis (52) One Franklin Parkway San Mateo, CA 94403-1906	Chief Compliance Officer and Vice President – AML Compliance	Chief Compliance Officer since 2004 and Vice President – AML Compliance since 2006	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and formerly, Director of Compliance, Franklin Resources, Inc. (1994-2001).

Laura Fergerson (42) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer	Since 2004	Not Applicable	Not Applicable

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Principal Occupation During Past 5 Years:

Vice President, Franklin Templeton Services, LLC; officer of 30 of the investment companies in Franklin Templeton Investments; and formerly, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).

Jimmy D. Gambill (56) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Senior Vice President and Chief Executive Officer - Finance and Administration	Since 2002	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

David P. Goss (57) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

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Barbara J. Green (57) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC, Franklin Templeton Investor Services, LLC, Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment Services, Inc.; Vice President, Templeton Global Advisors Limited; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and formerly, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).

Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Vice President and Secretary since 2006	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and formerly, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

Galen G. Vetter (53) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Chief Financial Officer and Chief Accounting Officer	Since 2004	Not Applicable	Not Applicable

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Principal Occupation During Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and 1991-2004).

*	We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**	Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trusts’ adviser and distributor.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

Note 2: Prior to May 1, 2007, S. Joseph Fortunato and Gordon S. Macklin each ceased to be a trustee of the Trust.

The Trust pays noninterested board members $2,380 per quarter plus $670 per meeting attended. Noninterested board members also received a flat fee of $5,000 per year as a general retainer, a portion of is which is allocated to the Trust. Board members who serve on the Audit Committee of the Trust and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Trust. Frank W.T. LaHaye who serves as chairman of the Audit Committee of the Trust and certain other funds in Franklin Templeton Investments receives an additional fee of $20,000 per year, a portion of which is allocated to the Trust. Members of a committee are not separately compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to certain noninterested board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within Franklin Templeton Investments. The following table provides the total fees paid to noninterested board members by the Trust and by Franklin Templeton Investments.

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Name	Total Fees Received from the Trust ($)¹	Total Fees Received from Franklin Templeton Investments ($)²	Number of Boards in Franklin Templeton Investments on which Each Serves³
Harris J. Ashton	12,639	409,510	42
Robert R. Carlson	19,431	132,523	27
S. Joseph Fortunato[4]	8,571	292,948	N/A
Sam L. Ginn	N/A	N/A	26
Edith E. Holiday	13,946	422,501	42
Frank W.T. LaHaye	19,086	225,560	25
Gordon S. Macklin[5]	9,604	302,820	N/A
Frank A. Olson	16,554	373,818	41
Larry D. Thompson	N/A	147,950	40
John B. Wilson	N/A	117,917	27

1.	For the fiscal year ended December 31, 2006.
2.	For the calendar year ended December 31, 2006.
3.	We base the number of boards on the number of U.S. registered investment companies in Franklin Templeton Investments. This number does not include the total number of series or portfolios within each investment company for which the board members are responsible.
4.	Mr. Fortunato resigned effective September 5, 2006.
5.	Mr. Macklin resigned effective September 12, 2006.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings and are paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Funds or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

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Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton funds, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund(excluding committee fees) in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund (excluding committee fees) in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual retainer and regular board meeting fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three-year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member’s fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

6.3	BOARD MEMBERS BENEFICIAL OWNERSHIP

The following tables provide the dollar range of equity securities beneficially owned by the board members of the Trust on December 31, 2006.

Independent Board Members

Name of Board Member	Dollar Range of Equity Securities in Each Series of the Trust	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex
Harris J. Ashton	None	Over $100,000
Robert F. Carlson	None	Over $100,000

Sam L. Ginn	None	Over $100,000
Edith E. Holiday	None	Over $100,000
Frank W.T. LaHaye	None	Over $100,000

Frank A. Olson	None	Over $100,000
Larry D. Thompson	None	Over $100,000
John B. Wilson	None	Over $100,000

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Interested Board Members

Name of Board Member	Dollar Range of Equity Securities in Each Series of the Trust	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex
Charles B. Johnson	None	Over $100,000
Rupert H. Johnson, Jr.	None	Over $100,000

6.4	BOARD COMMITTEES

The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust’s independent registered public accounting firm (auditors), including evaluating their independence and meeting with such auditors to consider and review matters relating to the Trust’s financial reports and internal controls. The following Independent trustees of the Trust comprise the Audit Committee: Robert F. Carlson, Edith E. Holiday and Frank W.T. LaHaye, Chairperson. The following Independent Trustees comprise the Nominating Committee: Harris J. Ashton, Robert F. Carlson, Sam L. Ginn, Edith E. Holiday, Frank W.T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson.

The Nominating Committee is responsible for selecting candidates to serve as board members and recommending such candidates (a) for selection and nomination as independent board member by the incumbent independent board member and the full board; and (b) for selection and nomination as interested board members by the full board.

When the board has or expects to have a vacancy, the Nominating Committee receives and reviews information on individuals qualified to be recommended to the full board as nominees for election as board members, including any recommendations by “Qualifying Fund Shareholders” (as defined below). To date, the Nominating Committee has been able to identify, and expects to continue to be able to identify, from its own resources an ample number of qualified candidates. The Nominating Committee, however, will review recommendations from Qualifying Fund Shareholders to fill vacancies on the board if these recommendations are submitted in writing and addressed to the Nominating Committee at the Trust’s offices at P.O. Box 997151, Sacramento, CA 95899-9983 and are presented with appropriate background material concerning the candidate that demonstrates his or her ability to serve as a board member, including as an independent board member, of the Trust. A Qualifying Fund Shareholder is a shareholder who (i) has continuously owned of record, or beneficially through a financial intermediary, shares of the Fund having a net asset value of not less than two hundred and fifty thousand dollars ($250,000) during the 24-month period prior to submitting the recommendation; and (ii) provides a written notice to the Nominating Committee containing the following information: (a) the name and address of the Qualifying Fund Shareholder making the recommendation; (b) the number of shares of the Fund which are owned of record and

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beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (c) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (d) the name, age, date of birth, business address and residence address of the person or persons being recommended; (e) such other information regarding each person recommended by such Qualifying Fund Shareholder as would be required to be included in a proxy statement filed pursuant to the proxy rules of the SEC had the nominee been nominated by the board; (f) whether the shareholder making the recommendation believes the person recommended would or would not be an “interested person” of the Trust, as defined in the 1940 Act; and (g) the written consent of each person recommended to serve as a board member of the Trust if so nominated and elected/appointed.

The Nominating Committee may amend these procedures from time to time, including the procedures relating to the evaluation of nominees and the process for submitting recommendations to the Nominating Committee.

During the fiscal year ended December 31, 2006, the Audit Committee met five times, and the Nominating Committee met eight times.

7.	Fair Valuation and Liquidity

The board of trustees has delegated to the manager the task of ensuring that regulatory guidelines governing the fair valuation for securities are applied to the Funds and that the required level of liquidity is maintained. The managers have formed a Valuation & Liquidity Oversight Committee (VLOC) to oversee these obligations. The VLOC oversees and administers the policies and procedures governing fair valuation and liquidity determination of securities. The VLOC meets monthly to review and approve fair value and liquidity reports and conduct other business, and meets whenever necessary to review potential significant market events and take appropriate steps to adjust valuations in accordance with established policies. The VLOC provides regular reports that document its activities to the board of trustees for its review and approval of pricing determinations at scheduled meetings. VLOC meeting minutes are regularly submitted to the board of trustees for their review.

The Funds’ policies and procedures governing fair valuation and liquidity determination of securities have been initially reviewed and approved by the board of trustees and any material amendments will also be reviewed and approved by the board. The managers’ compliance staff conducts periodic reviews of compliance with the policies and provides at least annually a report to the board of trustees regarding the operation of the policies and any material changes recommended as a result of such review.

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8.	Proxy Vot ing Policies And Procedures

The board, on behalf of the Funds, has delegated the authority to vote proxies related to the portfolio securities held by the Funds to each Fund’s manager in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the managers.

Each manager has delegated its administrative duties with respect to the voting of proxies to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the manager’s instructions and/or policies.

To assist it in analyzing proxies, each manager subscribes to Institutional Shareholder Services (ISS), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. In addition, the manager subscribes to Glass Lewis & Co., LLC (Glass Lewis), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although ISS’ and/or Glass Lewis’ analyses are thoroughly reviewed and considered in making a final voting decision, the manager does not consider recommendations from ISS, Glass Lewis or any other third party to be determinative of the manager’s ultimate decision. The manager votes proxies solely in the interests of each Fund and its shareholders. As a matter of policy, the officers, trustees and employees of each Fund, the manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Funds and their shareholders. Efforts are made to resolve all conflicts in the interests of the manager’s clients. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. In situations where a material conflict of interest is identified, the Proxy Group will refer the matter, along with the recommended course of action by the manager to an interdepartmental Proxy Review Committee (which may include portfolio managers and/or research analysts employed by the manager), for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of ISS, Glass Lewis or those of another independent third party provider of proxy services; or send the proxy directly to the Fund with a recommendation regarding the vote for approval. Where the Proxy Review Committee refers a matter to the Fund, it may rely upon the instructions of a representative of the Fund, such as the board of trustees or a committee of the board.

The recommendation of management on any issue is a factor which a manager considers in determining how proxies should be voted, but is not determinative of the manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and the manager will not support the position of the company’s management in any situation where it deems that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

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8.1	MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

Each manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the managers cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.

8.1.1 BOARD OF DIRECTORS. Each manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The manager may withhold votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the manager will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis taking into consideration factors such as the company’s corporate governance guidelines or provisions and performance.

8.1.2 RATIFICATION OF AUDITORS OF PORTFOLIO COMPANIES. In light of several high profile accounting scandals, each manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, the manager will examine proposals relating to non-audit relationships and non-audit fees. The manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence.

8.1.3 MANAGEMENT AND DIRECTOR COMPENSATION. A company’s equity-based compensation plan should be in alignment with its shareholders’ long-term interests. The managers believe that executive compensation should be directly linked to the performance of the company.Each manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. The manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the manager will generally oppose “golden parachutes” that are considered to be excessive. The manager will normally support proposals that require a percentage of directors’ compensation to be in the form of common stock, as it aligns their interests with those of shareholders. The manager will review on a case-by-case basis any shareholder proposals to adopt policies on expensing stock option plans.

8.1.4 ANTI-TAKEOVER MECHANISMS AND RELATED ISSUES. Each manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. On occasion, the

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manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm a Fund or its shareholders’ interests. The manager generally supports proposals that require shareholder rights’ plans (“poison pills”) to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. The manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” The manager generally supports “fair price” provisions and confidential voting.

8.1.5 CHANGES TO CAPITAL STRUCTURE. Each manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase and proposals seeking preemptive rights. The manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable.

8.1.6 MERGERS AND CORPORATE RESTRUCTURING. Mergers and acquisitions will be subject to careful review by the research analyst to determine whether each will be beneficial to shareholders. Each manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring and reincorporation proposals are also subject to a thorough examination on a case-by-case basis.

8.1.7 SOCIAL AND CORPORATE POLICY ISSUES. Each manager will generally give management discretion with regard to social, environmental and ethical issues, although the manager may vote in favor of those that are believed to have significant economic benefits or implications for the Fund and its shareholders.

8.1.8 GLOBAL CORPORATE GOVERNANCE. Many of the tenets discussed above are applied to proxy voting decisions for international companies. However, the manager must be more flexible in these instances and must be mindful of the varied market practices of each region.

Each manager will attempt to process every proxy it receives for all domestic and foreign issuers. However, there may be situations in which the manager cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. If a security is on loan, the manager may determine that it is not in the best interests of the Fund to recall the security for voting purposes. Also, the manager may abstain from voting under certain circumstances or vote against items such as “Other Business” when the manager is not given adequate information from the company.

Shareholders may view the complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954-/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund’s proxy voting records are available online at franklintempleton.com and posted on the SEC website at www.sec.gov and reflect the twelve-month period beginning July 1, 2005, and ending June 30, 2006.

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9.	Management and Other Services
9.1	MANAGERS AND SERVICES PROVIDED

9.1.1	TABLE OF INVESTMENT ADVISERS OF THE FUNDS.

Investment Adviser	Fund
Franklin Advisers, Inc. (Franklin Advisers)

Flex Cap Growth Fund

Global Communications Fund

Growth and Income Fund

High Income Securities Fund

Income Securities Fund

Large Cap Growth Fund

Money Fund

Small-Mid Cap Growth Fund

Strategic Income Fund

U.S. Government Fund

Zero Coupon Fund – maturing in December 2010

Global Income Fund

Franklin Advisory Services, LLC (Advisory Services)	Large Cap Value Fund Rising Dividends Fund Small Cap Value Fund

Franklin Templeton Institutional, LLC (FT Institutional)	Global Real Estate Fund

Franklin Mutual Advisers, LLC (Mutual Advisers)	Mutual Discovery Fund Mutual Shares Fund

Templeton Investment Counsel, LLC (Investment Counsel)	Global Asset Allocation Fund Foreign Securities Fund

Templeton Global Advisors Limited (Global Advisors)	Growth Securities Fund

Templeton Asset Management LTD. (Asset Management)	Developing Markets Securities Fund

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The managers are directly or indirectly wholly-owned by Resources, a publicly-owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The managers provide investment research and portfolio management services, and select the securities for the Funds to buy, hold or sell. The managers also select the brokers who execute the Funds’ portfolio transactions. The managers provide periodic reports to the board, which reviews and supervises the managers’ investment activities. To protect the Funds, the managers and their officers, directors and employees are covered by fidelity insurance.

The managers and their affiliates manage numerous other investment companies and accounts. The managers may give advice and take action with respect to any of the other funds they manage, or for their own accounts, that may differ from action taken by the managers on behalf of the Funds. Similarly, with respect to the Funds, the managers are not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the managers and access persons, as defined by applicable federal securities laws, may buy or sell for their own account or for the accounts of any other fund. The managers are not obligated to refrain from investing in securities held by the Funds or other funds they manage. Because the managers are subsidiaries of a financial holding company (FHC) under the Gramm-Leach-Bliley Act of 1999, federal regulations applicable to FHCs may limit or restrict a Fund’s ability to acquire or hold a position in a given security when it might otherwise be advantageous for the Fund to acquire or hold that security.

The Funds, their managers, sub-advisors and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Funds or that are currently held by the Funds, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Funds, their manager and their principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the SEC.

The Templeton organization has been investing globally since 1940. The managers, sub-advisors and their affiliates have offices in Argentina, Australia, Austria, Bahamas, Belgium, Brazil, Canada, China, France, Germany, Holland (Netherlands), Hong Kong, India, Ireland, Italy, Japan, Luxembourg, Mexico, Poland, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Turkey, United Arab Emirates, United Kingdom, and the U.S.

9.1.2 SUB-ADVISORS. The managers have executed sub-advisory agreements with other affiliated investment advisors on behalf of certain Funds. The sub-advisors provide the manager with assistance and advice in the selection of portfolio securities to buy, hold or sell, in some cases by providing the management services of individuals who were formerly employed by the managers, in other cases, the sub-advisor provides a team with expertise in a particular investment strategy of the Fund. The sub-advisors’ activities are subject to the board’s review and control, as well as the managers’ instruction and supervision. See list below.

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Name of Sub-Advisor	Fund	Type of Services
Franklin Templeton Investment Management Limited (Investment Management)	Mutual Discovery Fund	The services of Anne E. Gudefin.

Investment Management	Foreign Securities Fund	The services of Tucker Scott.

Investment Management	Global Asset Allocation Fund	The services of Tucker Scott.

Advisers	Global Asset Allocation Fund	A team of professionals focused on the bond strategy of the Fund.

	Global Real Estate Fund	The services of Alex W. Peters.

Asset Management	Growth Securities Fund	The services of Alan Chua.

9.2	MANAGEMENT FEES

Each Fund pays the manager a fee equal to an annual rate as follows:

Fund	Management Fee Rates
Global Communications Fund	0.625% of the value of its average daily net assets up to and including $100 million; and
Growth and Income Fund	0.50% of the value of its average daily net assets over $100 million up to and including $250 million; and
High Income Securities Fund	0.45% of the value of its average daily net assets over $250 million up to and including $10 billion; and
Income Securities Fund	0.44% of the value of its average daily net assets over $10 billion up to and including $12.5 billion; and
Money Fund	0.42% of the value of its average daily net assets over $12.5 billion up to and including $15 billion; and
Global Real Estate Fund[1] U.S. Government Fund Zero Coupon Fund – maturing in December 2010 Global Income Fund	0.40% of the value of its average daily net assets over $15 billion.

Global Real Estate Fund[2]

0.80% of the value of its average daily net assets up to and including $500 million; and

0.70% of the value of its average daily net assets over $500 million up to and including $1 billion; and

0.65% of the value of its average daily net assets over $1 billion up to and including $1.5 billion; and

0.60% of the value of its average daily net assets over $1.5 billion up to and including $6.5 billion; and

0.58% of the value of its average daily net assets over $6.5 billion up to and including $11.5 billion and

0.56% of the value of its average daily net assets over $11.5 billion up to and including $16.5 billion; and

0.54% of the value of its average daily net assets over $16.5 billion up to and including $19 billion; and

0.53% of the value of its average daily net assets over $19 billion up to and including $21.5 billion; and

0.52% of the value of its average daily net assets over $21.5 billion.

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Fund	Management Fee Rates
Large Cap Growth Fund Rising Dividends Fund

0.75% of the value of its average daily net assets up to $500 million; and

0.625% of the value of its average daily net assets over $500 million up to and including $1 billion; and

0.50% of the value of its average daily net assets in excess of $1 billion.

Growth Securities Fund

1.00% of the value of its average daily net assets up to $100 million;

0.90% of the value of its average daily net assets over $100 million up to and including $250 million; and

0.80% of the value of its average daily net assets over $250 million up to and including $500 million; and

0.75% of the value of its average daily net assets over $500 million up to and including $1 billion; and

0.70% of the value of its average daily net assets over $1 billion up to and including $5 billion; and

0.675% of the value of its average daily net assets over $5 billion up to and including $10 billion; and

0.655% of the value of its average daily net assets over $10 billion up to and including $15 billion; and

0.635% of the value of its average daily net assets over $15 billion up to and including $20 billion; and

0.615% of the value of its average daily net assets over $20 billion.

Foreign Securities Fund

0.750% of the value of its average daily net assets up to and including $200 million; and

0.675% of the value of its average daily net assets over $200 million up to and including $1.3 billion; and

0.600% of the value of its average daily net assets over $1.3 billion up to and including $10 billion; and

0.580% of the value of its average daily net assets over $10 billion up to and including $15 billion; and

0.560% of the value of its average daily net assets over $15 billion up to and including $20 billion; and

0.540% of the value of its average daily net assets over $20 billion.

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Fund	Management Fee Rates
Developing Markets Fund

1.25% of the value of its average daily net assets up to and including $1 billion; and

1.20% of the value of its average daily net assets over $1 billion up to and including $5 billion; and

1.15% of the value of its average daily net assets over $5 billion up to and including $10 billion; and

1.10% of the value of its average daily net assets over $10 billion up to and including $15 billion; and

1.05% of the value of its average daily net assets over $15 billion up to and including $20 billion; and

1.00% of the value of its average daily net assets over $20 billion.

Global Asset Allocation Fund

0.65% of the value of its average daily net assets up to and including $200 million; and

0.585% of the value of its average daily net assets over $200 million up to and including $1.3 billion; and

0.52% of the value of its average daily net assets over $1.3 billion.

Small Cap Value Fund

0.60% of the value of its average daily net assets up to and including $200 million; and

0.50% of the value of its average daily net assets over $200 million up to and including $1.3 billion; and

0.40% of value of its average daily net assets over $1.3 billion.

Mutual Discovery Fund

0.800% of the value of its average daily net assets up to and including $4 billion; and

0.770% of the value of its average daily net assets over $4 billion up to an including $7 billion; and

0.750% of the value of its average daily net assets over $7 billion up to an including $10 billion; and

0.730% of the value of its average daily net assets over $10 billion.

Mutual Shares Fund

0.600% of the value of its average daily net assets up to and including $5 billion; and

0.570% of the value of its average daily net assets over $5 billion up to and including $10 billion; and

0.550% of the value of its average daily net assets over $10 billion up to and including $15 billion; and

0.530% of the value of its average daily net assets over $15 billion up to and including $20 billion; and

0.510% of the value of its average daily net assets over $20 billion.

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Fund	Management Fee Rates
Small-Mid Cap Growth Fund

0.550% of the value of its average daily net assets up to $500 million; and

0.450% of the value of its average daily net assets over $500 million up to and including $1 billion; and

0.400% of the value of its average daily net assets over $1 billion up to and including $1.5 billion; and

0.350% of the value of its average daily net assets over $1.5 billion up to and including $6.5 billion; and

0.325% of the value of its average daily net assets over $6.5 billion up to and including $11.5 billion; and

and 0.300% of the value of its average daily net assets over $11.5 billion up to and including $16.5 billion; and

0.290% of the value of its average daily net assets over $16.5 billion up to and including $19 billion; and

0.280% of the value of its average daily net assets over $19 billion up to and including $21.5 billion; and

0.270% of the value of its average daily net assets over $21.5 billion.

Strategic Income Fund

0.425% of the value of its average daily net assets up to $500 million;

0.325% of the value of its average daily net assets over $500 million up to and including $1 billion; and

0.28% of the value of its average daily net assets over $1 billion up to and including $1.5 billion; and

0.235% of the value of its average daily net assets over $1.5 billion up to and including $6.5 billion; and

0.215% of the value of its average daily net assets over $6.5 billion up to and including $11.5 billion; and

0.20% of the value of its average daily net assets over $11.5 billion up to and including $16.5 billion; and

0.19% of the value of its average daily net assets over $16.5 billion up to and including $19 billion; and

0.18% of the value of its average daily net assets over $19 billion up to and including $21.5 billion; and

and 0.17% of the value of its average daily net assets over $21.5 billion.

Large Cap Value Fund

0.750% of the value of its average daily net assets up to and including $500 million; and

0.650% of the value of its average daily net assets over $500 million up to and including $1 billion; and

0.600% of the value of its average daily net assets over $1 billion up to and including $1.5 billion; and

0.550% of the value of its average daily net assets over $1.5 billion up to and including $6.5 billion; and

0.525% of the value of its average daily net assets over $6.5 billion up to and including $11.5 billion; and

0.500% of the value of its average daily net assets over $11.5 billion up to and including $16.5 billion; and

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Fund	Management Fee Rates

0.490% of the value of its average daily net assets over $16.5 billion up to and including $19 billion; and

0.480% of the value of its average daily net assets over $19 billion up to and including $21.5 billion;

and

0.470% of the value of its average daily net assets over $21.5 billion.

Flex Cap Growth Fund

0.750% of the value of its average daily net assets up to and including $100 million; and

0.650% of the value of its average daily net assets over $100 million up to and including $250 million; and

0.600% of the value of its average daily net assets over $250 million up to and including $10 billion; and

0.550% of the value of its average daily net assets over $10 billion up to and including $12.5 billion; and

0.525% of the value of its average daily net assets over $12.5 billion up to and including $15 billion; and

0.500% of the value of its average daily net assets over $15 billion.

1.	Prior to May 1, 2007.
2.	Effective date of the agreement, May 1, 2007.

The fees are computed daily according to the terms of the management agreements and paid monthly based on the average daily net assets during the preceding month. Each class of a Fund’s shares pays its proportionate share of the fee.

9.2.1	TABLE OF FEES PAID OVER THE LAST THREE FISCAL YEARS:

	FEES PAID ($)
	2006		2005		2004
Flex Cap Growth Fund	276,285	[1]	41,116	[1]	N/A
Global Communications Fund	1,107,827		908,864		902,686
Global Real Estate Fund	7,163,553		6,175,258		4,039,591
Growth and Income Fund	3,450,128		3,525,366		3,279,684
High Income Securities Fund	1,279,880		1,246,444		1,085,462
Income Securities Fund	19,224,334		12,626,675		7,292,644
Large Cap Growth Fund	4,896,868		4,237,202		2,946,875
Large Cap Value Fund	73,779	[1]	501	[1]	N/A
Money Fund	273,147		329,528		454,071

Rising Dividends Fund[2]	11,419,113		9,197,253		6,316,757
Small-Mid Cap Growth Fund[2]	6,221,672		5,942,021		5,363,654
Small Cap Value Fund[2]	5,929,681		4,673,418		2,627,669
Strategic Income Fund[2]	3,138,693		2,655,999		1,893,753
U.S. Government Fund	2,815,865		2,951,887		2,777,945

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	2006	2005	2004
Zero Coupon Fund – maturing in December 2010	738,422	652,016	549,307
Mutual Discovery Fund	9,581,274	5,838,207	3,125,329
Mutual Shares Fund	26,645,850	19,424,964	13,210,2052
Developing Markets Fund	18,722,761	12,479,133	7,848,740
Foreign Securities Fund[2]	19,201,074	13,997,281	9,142,311
Global Asset Allocation Fund[2]	2,971,123	4,104,598	3,678,732
Global Income Fund	1,115,338	548,337	360,978
Growth Securities Fund	20,781,515	17,306,542	12,123,842

1.	The managers agreed in advance to waive or limit their respective management fee in order to keep expenses of the Funds at certain levels. The managers also agreed in advance to reduce their respective fees to reflect reduced services as the result of assets invested by the Funds in a Franklin Templeton money market fund (the Sweep Money Fund), as required by the board and an SEC exemptive order. Without these waivers and reductions the Flex Cap Growth Fund would have paid management fees of $355,880 and $69,154 and Large Cap Value Fund management fees of $123,710 and $23,063, for the fiscal years ending December 31, 2006 and 2005, respectively.
2.	The manager agreed in advance to reduce its fee to reflect reduced services as the result of assets invested by the Fund in the Sweep Money Fund, as required by the board and an SEC exemptive order. Without these reductions, the Funds would have paid the following management fees:

	FEES ACCRUED ($)
	2006	2005	2004
Rising Dividends Fund	11,606,277	9,494,657	6,539,926
Small-Mid Cap Growth Fund	6,336,078	6,139,683	5,724,936
Small Cap Value Fund	6,323,150	5,116,364	2,853,145
Strategic Income Fund	3,183,685	2,685,014	1,967,501
Mutual Shares Fund	26,645,850	N/A	13,210,205
Foreign Securities Fund	20,219,211	15,143,162	9,865,495
Global Asset Allocation Fund	3,003,972	4,199,074	3,736,353

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9.2.2 SUB-ADVISORS, ANNUAL FEE RATES AND FEES PAID OVER THE LAST THREE FISCAL YEARS:

Sub-Advisor	Services on Behalf of Fund	Annual Fee Rates
Investment Management	Mutual Discovery Fund	Franklin Mutual pays a fee equal to 60% of the advisory fees it receives from the Fund.

Investment Management	Global Asset Allocation Fund	Investment Counsel pays a fee equal to 5% of the advisory fees it receives from the Fund.

Investment Management	Foreign Securities Fund	Investment Counsel pays a fee equal to 5% of the advisory fees it receives from the Fund.

Franklin Advisers	Global Asset Allocation Fund

Investment Counsel pays a fee equal to:

0.227% of the value of net assets up to and including $200 million; and

0.205% of the value of net assets over $200 million up to and including $1.3 billion; and

0.182% of the value of net assets over $1.3 billion.

Franklin Advisers	Global Real Estate Fund	FT Institutional pays a fee equal to 50% of the advisory fees it receives from the Fund.

TAML	Growth Securities Fund

Global Advisors pays a fee equal to:

0.80% of the value of the net assets up to and including $100 million; and

0.72% of the value of the net assets up to and including $250 million; and

0.64% of the value of the net assets up to and including $500 million; and

0.60% of the value of net assets over $500 million.

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The managers pay sub-advisory fees from the management fees they receive from the Funds. For the last three fiscal years, the managers paid the following sub-advisory fees:

	FEES PAID ($)
	2006	2005		2004
Global Real Estate Fund[1]	N/A	N/A		N/A
Mutual Discovery Fund	5,748,765	2,397,984	[2]	N/A
Global Asset Allocation Fund	148,556	1,662,313	[3]	1,201,965
Growth Securities Fund	17,350,882	14,223,918		9,724,272
Foreign Securities Fund	960,053	102,589	[4]	N/A

1.	Agreement effective May 1, 2007.
2.	From 5/19/05 (effective date of agreement).
3.	Includes $26,189 fees to Investment Management from 11/16/05 (effective date of agreement).
4.	From 11/16/05 (effective date of agreement).

9.3	PORTFOLIO MANAGERS

The investment advisers of the Funds are Franklin Advisers, Inc. (Franklin Advisers), Franklin Advisory Services, LLC (Advisory Services), Franklin Mutual Advisers, LLC (Mutual Advisers), Templeton Investment Counsel, LLC (Investment Counsel), Templeton Global Advisors Limited (Global Advisors) and Templeton Asset Management Ltd. (Asset Management) (collectively, the Advisers). Please see Sections 9.1 for a list of the Funds and their investment advisers (Adviser(s)).

9.3.1	OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS.

The following table lists each Fund’s portfolio managers, the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within each category on December 31, 2006:

Name	Number of Other Investment Companies Managed[1]	Assets of Other Investment Companies Managed ($ x 1 million)[1]	Number of Other Pooled Investment Vehicles Managed[2]	Assets of Other Pooled Investments Managed ($ x 1 million)[2]	Number of Other Accounts Managed[2]	Assets of Other Accounts Managed ($ x 1 million)[2]
Bruce C. Baughman	1	5,201.1	9	9,165.8	0	N/A

Grant Bowers	1	87.8	0	N/A	0	N/A

Kent C. Burns	6	1,363.7	3	157.8	1	1,136.9

Raymond Chan	2	3,086.9	2	452.4	0	N/A

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Name	Number of Other Investment Companies Managed(1)	Assets of Other Investment Companies Managed ($ x 1 million) (1)	Number of Other Pooled Investment Vehicles Managed(2)	Assets of Other Pooled Investments Managed ($ x 1 million)(2)	Number of Accounts Managed(2)	Assets of Other Accounts ($ x 1 million) (2)
Alan Chua, CFA	0	N/A	12	1,834.4	5	1,192.1

James Cross	3	7,174.5	4	129.4	0	N/A

Frank Felicelli	1	1,003.3	0	N/A	5	3,131.5

Jack Foster	1	34.6	2	156.7	2	453.4

Anne E. Gudefin	2	18,527.1	4	3,762.9	0	N/A

Michael Hasenstab	6	6,424.2	18	8,359.8	0	N/A

Conrad B. Herrmann	5	7,555.4	6	523.3	0	N/A

Mandana Hormozi	1	12,835.6	2	541.4	0	N/A

Tiffany Hsiao	1	87.8	0	N/A	0	N/A

Edward B. Jamieson	3	7,174.5	10	177.5	0	N/A

Charles B. Johnson	1	5,2245.2	2	827.4	0	N/A

Charles M. Lahr	2	13,880.2	2	541.4	0	N/A

Peter Langerman	3	21,725.5	3	3,141.9	0	N/A

Dennis Lim	3	9,500.4	6	1,628.7	2	695.9

William J. Lippman	10	10,763.3	1	589.8	0	N/A

Stephen T. Madonna	2	346.0	0	N/A	0	N/A

Michael McCarthy	7	8,518.2	7	334.2	1	318.6

Margaret McGee	3	8,398.5	0	N/A	0	N/A

Charles J. McKinley	1	34.6	1	34.3	2	94.7

Dr. J. Mark Mobius	6	11,720.6	28	17,911.3	4	1,167.0

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Name	Number of Other Investment Companies Managed[1]	Assets of Other Investment Companies Managed ($ x 1 million)[1]	Number of Other Pooled Investment Vehicles Managed[2]	Assets of Other Pooled Investments Managed ($ x 1 million)[2]	Number of Accounts Managed[2]	Assets of Other Accounts ($ x 1 million)[2]
Matthew Moberg	2	3,500.2	1	9.3	0	N/A

Christopher J. Molumphy	7	6,255.4	4	853.0	2	328.0

Murdo Murchison	7	65,648.8	5	14,782.7	11	2,309.4

Alan E. Muschott	3	2,034.2	2	0.9	0	N/A

Peter A. Nori	10	13,992.3	3	1,332.3	30	5,171.7

Patricia O’Connor	0	N/A	1	381.2	0	N/A

Edward D. Perks	7	54,703.5	3	828.3	0	N/A

Alex W. Peters	1	1,120.4	6	460.3	7	300.1

Tina Sadler	7	1,644.4	3	157.6	31	7,668.0

F. David Segal	2	21,706.4	1	0.0	0	N/A

Tucker Scott	12	8,360.2	2	1,398.3	22	3,829.3

Kent Shepherd	0	N/A	5	453.9	7	300.1

Eric G. Takaha	4	5,232.4	2	403.0	2	11.2

Donald G. Taylor	6	10,160.0	1	589.8	0	N/A

Debbie Turner	0	N/A	0	N/A	0	N/A

Paul W. Varunok	5	7,388.2	3	3,804.6	0	N/A

Tom Wu	3	9,500.4	6	2,617.3	2	695.9

1.	These figures represent registered investment companies other than the Funds that are included in this SAI.
2.	The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the individual managers listed would not be solely responsible for managing such listed amounts.

Portfolio managers that provide investment services to the Funds do not provide services to other pooled investment vehicles such as “hedge funds” that have advisory fees that include performance based compensation. Portfolio managers that provide investment services to the Funds may also provide services to a variety of other investment products including institutional accounts and private accounts. The advisory fees for some of such accounts include performance based compensation which may result in fees that are higher (or lower) than the advisory fees paid by the Funds. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures helps to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with varying advisory fees.

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9.3.2 POTENTIAL CONFLICTS OF INTEREST.

The management of multiple funds, including the Funds, and accounts may also give rise to potential conflicts of interest if the Funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple Funds and accounts. Each Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on particular investment disciplines. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of a Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than a Fund may outperform the securities selected for a Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the Funds and the Advisers have each adopted a Code of Ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the Funds’ Code of Ethics addresses all individual conduct that could result in conflicts of interest.

The managers and the Funds have adopted certain compliance procedures that are designed to address these and other types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

The description below of portfolio manager compensation applies to all Advisers and portfolio managers except where otherwise noted.

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9.3.3 PORTFOLIO MANAGER COMPENSATION

The managers seek to maintain compensation programs that are competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Generally, if a portfolio manager works for an affiliated sub-advisor, his or her compensation is based on the guidelines of the investment manager for that Fund. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary. Each portfolio manager is paid a base salary.

Annual bonus. Annual bonuses are structured to align the interests of the portfolio managers with those of a Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and:

for: Franklin Advisers, (equity/fixed income) Mutual Advisers	restricted shares of Franklin Resources stock which vest over a three-year period (17.5% to 25%) and mutual fund shares (17.5% to 25%)

Advisory Services Investment Counsel FT Institutional Global Advisors	restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%)

Asset Management	restricted shares of a Franklin Templeton fund which vest over a three-year period (17.5% to 25%) and other mutual fund shares (17.5% to 50%)

The deferred equity based compensation is intended to build a vested interest of the portfolio manager in Franklin Resources. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The following factors are generally used in determining bonuses under the plan:

•	Investment Performance:

for: Franklin Advisers, (equity only) Advisory Services Mutual Advisers Investment Counsel FT Institutional Global Advisors

Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

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Franklin Advisers, (income only)	Primary consideration is given to the historic investment performance of all accounts managed by the portfolio manager over the 1, 3 and 5 preceding years measured against risk benchmarks developed by the fixed income management team. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•	Non-Investment Performance:

for: Franklin Advisers, (equity only); Advisory Services FT Institutional

The more qualitative contributions of a portfolio manager to an Adviser’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

Franklin Advisers, (income only)	The more qualitative contributions of a portfolio manager to an Adviser’s business and the investment management team, including business knowledge, productivity, customer service, creativity, and contribution to team goals, are evaluated in determining the amount of any bonus award.

Mutual Advisers Asset Management	The more qualitative contributions of a portfolio manager to an Adviser’s business and the investment management team, including business knowledge, contribution to team efforts, mentoring of junior staff, and contribution to the marketing of the Funds, are evaluated in determining the amount of any bonus award.

Investment Counsel Global Advisers	For senior portfolio managers, there is a qualitative evaluation based on leadership and mentoring of staff.

•	Responsibilities: The size and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

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and, for Mutual Advisers, Asset Management, Investment Counsel and Global Advisors only:

•	Research:

for: Mutual Advisers Asset Management	Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time.

Investment Counsel Global Advisers	Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

Additional long term equity-based compensation. Portfolio managers also may be awarded options to purchase shares of Franklin Resources, restricted shares Franklin Resources stock or restricted shares of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of their respective Adviser.

Peter Langerman, as the Chief Investment Officer of Mutual Advisers, may participate in a separate bonus opportunity that is linked to the achievement of certain objectives, such as team development, defining the research and investment management process and maintaining cost efficiencies.

9.3.4	PORTFOLIO MANAGER OWNERSHIP OF FUND SHARES.

Shares of the Funds of the Trust are owned only by insurance company separate accounts and qualified pension plans. As of December 31, 2006, the portfolio managers of the Funds did not have any investments in separate accounts or qualified pension plans that invested in shares of the Funds they manage.

9.4	ADMINISTRATOR AND SERVICES PROVIDED

Franklin Templeton Services, LLC (FT Services) provides certain administrative services and facilities for each Fund. FT Services has direct agreements with the following Funds:

Flex Cap Growth Fund

Global Real Estate Fund

Large Cap Value Fund

Small-Mid Cap Growth Fund

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Small Cap Value Fund

Strategic Income Fund

Mutual Discovery Fund

Mutual Shares Fund

Global Asset Allocation Fund

Developing Markets Fund

Foreign Securities Fund

FT Services has subcontracts with the managers of all other Funds not listed above. The administrative services provided by FT Services include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services may make certain payments out of its own resources to insurance companies for assuming or assisting with providing administrative services and other services that are not generally direct contractual responsibilities of FT Services, although beneficial to the Trust. In the standard agreements currently entered into by FT Services, such payments can range between 0.05% and 0.20%, as an annual rate, of a Fund’s average daily net assets, depending on a number of factors. (Under limited circumstances, payments may range up to 0.40% for two Funds, in each case as a result of a prior commitment.) The payments may be more fully described in the prospectuses for the contracts provided by the insurance companies. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Funds’ managers and principal underwriter. Unrelated forms of compensation paid to insurance companies and their affiliates by other Resources entities are described below, under “The Underwriter.”

9.4.1 ADMINISTRATION FEES. The Funds, in the case of the Funds with direct agreements with FT Services (except for Flex Cap Growth Fund, Global Real Estate Fund, Large Cap Value Fund, Small-Mid Cap Growth Fund and Strategic Income Fund) and the managers for all other Funds, pay FT Services a monthly fee for each Fund, equal to an annual rate of:

•	0.15% of the Fund’s average daily net assets up to $200 million;

•	0.135% of average daily net assets over $200 million up to $700 million;

•	0.10% of average daily net assets over $700 million up to $1.2 billion; and

•	0.075% of average daily net assets over $1.2 billion.

Flex Cap Growth Fund, Global Real Estate Fund, Large Cap Value Fund and Small-Mid Cap Growth Fund, each pays FT Services a monthly fee equal to an annual rate of 0.25% of the average daily net assets of the Fund during the preceding month.

Strategic Income Fund pays FT Services a monthly fee equal to an annual rate of 0.20% of the average daily net assets of the Fund during the preceding month.

9.4.2	TABLE OF FEES PAID OVER THE LAST THREE FISCAL YEARS:

	ADMINISTRATION FEES ($)
Fund	2006	2005	2004
Flex Cap Growth Fund	0¹	0¹	N/A

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Fund	2006	2005	2004
Global Communications Fund	293,827	234,984	233,694
Growth and Income Fund	984,907	1,003,294	941,000
High Income Securities Fund	341,785	332,902	287,263
Income Securities Fund	3,814,689	2,680,399	1,781,754
Large Cap Growth Fund	950,004	808,307	561,803
Large Cap Value Fund	0²	0²	N/A
Money Fund	65,559	79,392	109,146
Global Real Estate Fund[3]	1,733,640	1,573,940	1,125,005
Rising Dividends Fund	2,042,993	1,731,873	1,235,393
Small-Mid Cap Growth Fund	3,335,049	3,212,302	2,953,149
Small Cap Value Fund	1,489,429	1,258,848	744,127
Strategic Income Fund	1,651,499	1,344,624	931,045
U.S. Government Fund	800,040	840,565	787,936
Zero Coupon Fund – maturing in December 2010	184,094	158,078	132,005
Mutual Discovery Fund	1,458,353	991,764	556,946
Mutual Shares Fund	3,906,951	3,003,120	2,225,453
Developing Markets Fund	1,713,923	1,274,031	874,723
Foreign Securities Fund	2,961,776	2,327,271	1,668,538
Global Asset Allocation Fund	689,388	968,022	862,235
Global Income Fund	290,308	132,069	86,749
Growth Securities Fund	2,694,906	2,301,957	1,736,984

1.	Without fee waiver, administration fees would have been $118,630 and $23,051 for the fiscal years ended December 31, 2006 and 2005, respectively.
2.	Without fee waiver, administration fees would have been $41,240 and $7,688 for the fiscal years ended December 31, 2006 and 2005, respectively.
3.	For the fiscal years ended December 31, 2006. 2005 and 2004, administration fees were paid by the manager to the administrator pursuant to an agreement between the manager and the administrator. Effective May 1, 2007, administration fees will be paid directly by the Fund pursuant to an agreement between the Fund and the administrator.

9.5	SHAREHOLDER SERVICING AND TRANSFER AGENT

Franklin Templeton Investor Services, LLC (Investor Services) is the Funds’ shareholder servicing agent and acts as the Funds’ transfer agent and dividend-paying agent. Investor Services is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Under the terms of its servicing contract with the Funds, Investor Services may receive a fee for servicing Fund shareholder accounts. The Funds also will reimburse Investor Services for certain out-of-pocket expenses necessarily incurred in servicing the shareholder accounts in accordance with the terms of its servicing contract with the Fund.

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9.6	CUSTODIANS

Bank of New York, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of the Funds’ securities and other assets, except Global Asset Allocation Fund, Developing Markets Fund, Foreign Securities Fund and Growth Securities Fund. As foreign custody manager, Bank of New York selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.

JPMorgan Chase Bank at its principal office at MetroTech Center, Brooklyn, NY 11245, and at the offices of its branches and agencies throughout the world, acts as custodian of the securities and other assets of Global Asset Allocation Fund, Developing Markets Fund, Foreign Securities Fund and Growth Securities Fund. As foreign custody manager, JPMorgan Chase Bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.

9.7	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, CA 94111-4004, is the Trust’s independent registered public accounting firm. The Independent Registered Public Accounting Firm audits the financial statements included in the Trust’s Annual Report to Shareholders.

9.8	RESEARCH SERVICES

The managers may receive research services from various affiliates. The services may include information, analytical reports, computer screening studies, statistical data, and factual resumes pertaining to securities eligible for purchase by the Funds. Such supplemental research, when utilized, is subject to analysis by the managers before being incorporated into the investment advisory process.

10.	Portfolio Transactions

The managers or administrator select brokers and dealers to execute the Funds’ portfolio transactions in accordance with criteria set forth in the management agreements and any directions that the board may give.

When placing a portfolio transaction, the trading department of the managers seeks to obtain “best execution” — the best combination of high quality transaction execution services, taking into account the services and products to be provided by the broker or dealer, and low relative commission rates with the view of maximizing value for the Funds and their other clients. For most transactions in equity securities, the amount of commission paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons within the trading department of the managers responsible for placement

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and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors. The managers may also place orders to buy and sell equity securities on a principal rather than agency basis if the managers believe that trading on a principal basis will provide best execution. Orders for fixed income securities are ordinarily placed with market makers on a net basis, without any brokerage commissions. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The managers may cause the Funds to pay certain brokers commissions that are higher than those another broker may charge, if the managers determine in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services they receive. This may be viewed in terms of either the particular transaction or the managers’ overall responsibilities to client accounts over which they exercise investment discretion. The brokerage commissions that are used to acquire services other than brokerage are known as “soft dollars.” Research provided can be either proprietary (created and provided by the broker-dealer, including tangible research products as well as access to analysts and traders) or third-party (created by a third party but provided by the broker-dealer). To the extent permitted by applicable law, the managers may use soft dollars to acquire both proprietary and third-party research.

The research services that brokers may provide to the managers include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the managers in carrying out their investment advisory responsibilities. These services may not always directly benefit the Funds. They must, however, be of value to the managers in carrying out their overall responsibilities to their clients.

To the extent a Fund invests in bonds or participates in other principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker.

Purchases of portfolio securities from underwriters will include a commission or concession paid to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Funds seek to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place an accurate dollar value on the special execution or on the research services the managers receive from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the managers to supplement their own research and analysis activities and to receive the views and information of individuals and research staffs from many securities firms. The receipt of these products and services do not reduce the managers’ research activities in providing investment advice to the Funds. As long as it is lawful and appropriate to do so, the managers and their affiliates may use this research and data in their investment advisory capacities with other clients.

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Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of a Fund and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the accounts and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Fund.

Because certain Funds may, from time to time, invest in broker-dealers, it is possible that a Fund will own more than 5% of the voting securities of one or more broker-dealers through whom a Fund places portfolio brokerage transactions. In such circumstances, the broker-dealer would be considered an affiliated person of the Fund. To the extent a Fund places brokerage transactions through such a broker-dealer at a time when the broker-dealer is considered to be an affiliate of the Fund, the Fund will be required to adhere to certain rules relating to the payment of commissions to an affiliated broker-dealer. These rules require the Fund to adhere to procedures adopted by the board relating to ensuring that the commissions paid to such broker-dealers do not exceed what would otherwise be the usual and customary brokerage commissions for similar transactions.

10.1	TABLE OF BROKERAGE COMMISSIONS PAID OVER THE LAST THREE FISCAL YEARS:

	Brokerage Commissions ($)
Fund	2006	2005	2004
Flex Cap Growth Fund[1]	73,277	19,648	N/A
Global Communications Fund[2]	766,611	848,215	1,055,637
Global Real Estate Fund[3]	1,279,328	1,242,166	827,469
Growth and Income Fund[4]	381,603	704,694	711,036
High Income Securities Fund	388	8,855	6,282
Income Securities Fund[3]	1,110,588	1,181,078	713,268
Large Cap Growth Fund³	847,809	625,329	578,327

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Fund	2006	2005	2004
Large Cap Value Fund	920	1,544	N/A
Money Fund	0	0	0
Rising Dividends Fund[5]	139,465	268,164	318,339
Small Cap Value Fund[5]	289,721	365,225	398,727
Small-Mid Cap Growth Fund[6]	1,900,312	2,626,324	1,489,066
Strategic Income Fund	2,170	8,056	3,815
U.S. Government Fund	0	0	0
Zero Coupon Fund – maturing in December 2010	0	0	0
Mutual Discovery Fund[1]	1,029,347	923,102	555,389
Mutual Shares Fund[7]	4,484,616	2,903,283	1,814,096
Developing Markets Fund[1]	3,302,026	1,842,508	1,966,788
Foreign Securities Fund[3]	2,523,601	1,852,508	1,244,798
Global Asset Allocation Fund	269,860	336,515	313,149
Global Income Fund	0	0	0
Growth Securities Fund[3]	2,057,238	2,195,426	1,374,426

1.	The increase in brokerage commissions for the year 2006 was due primarily to an increase in Fund assets due to new purchases by shareholders and the resulting increase in trading activity by the Fund.
2.	The higher brokerage commissions for 2004 as opposed to 2005 and 2006 was due primarily to a decrease in trading activity.
3.	The increase in brokerage commissions for the years 2006 and 2005 as opposed to 2004 was due primarily to an increase in Fund assets due to new purchases by shareholders and the resulting increase in trading activity by the Fund.
4.	The higher brokerage commissions for 2004 and 2005 as opposed to 2006 was due primarily to a decrease in trading activity.
5.	The lower brokerage commissions for 2006 as opposed to 2004 and 2005 was due primarily to the increased use of electronic crossing networks.
6.	The increase in brokerage commissions for the year 2005 as opposed to 2006 and 2004 was due primarily to an increase in Fund assets due to new purchases by shareholders and the resulting increase in trading activity by the Fund.
7.	The increase in brokerage commission for the years 2006 and 2005 was twofold: (a) increase in Fund size due to shareholder purchases and (b) a greater percentage of trades in foreign securities, which trade at a higher price than domestic securities.

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10.2	TABLE LISTING BROKERAGE COMMISSIONS PAID TO BROKERS WHO PROVIDED RESEARCH SERVICES FOR FISCAL YEAR ENDED DECEMBER 31, 2006:

Fund Name	Aggregate Portfolio Transactions ($)	Commissions paid ($)
Flex Cap Growth Fund	50,947,711	65,305
Global Communications Fund	357,134,944	712,236
Growth and Income Fund	273,111,772	346,555
High Income Securities Fund	89,553	310
Income Securities Fund	791,871,859	991,443
Large Cap Growth Fund	591,522,603	784,974
Large Cap Value Fund	4,323	5
Money Market Fund	0	0
Global Real Estate Fund	826,841,936	1,248,720
Rising Dividends Fund	34,994,649	48,516
Small-Mid Cap Growth Fund	1,187,277,126	1,795,614
Small Cap Value Fund	82,215,608	166,334
Strategic Income Fund	5,191,094	2,140
U.S. Government Fund	0	0
Zero Coupon Fund – 2010	0	0
Developing Markets Fund	1,405,368,302	3,167,215
Foreign Securities Fund	1,361,055,960	2,367,346
Global Asset Allocation Fund	123,871,448	231,830
Global Income Fund	0	0
Growth Securities Fund	1,012,510,712	1,848,181

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10.3	TABLE LISTING SECURITIES HOLDINGS OF BROKERS OR DEALERS BY THE FUNDS.

The following table identifies each Fund that held securities of its regular brokers or dealers during 2006, the names of each such broker or dealer, and the value, if any, of such securities as of December 31, 2006.

Fund Name	Regular Broker or Dealer	December 31, 2006 value ($) (in 1,000’s)
Flex Cap Growth Fund	Goldman, Sachs, & Co.	797

Growth and Income Fund	Morgan Stanley & Co., LLC	16,229
	Wachovia Securities LLC	14,966

Income Securities Fund	Banc of America Securities LLC	80,085
	Citigroup Global Markets Inc.	34,158
	Deutsche Bank Securities Inc.	26,709
	Goldman, Sachs & Co.	19,694
	Lehman Brothers, Inc.	48,921
	Metlife Inc.	7,719
	Morgan Stanley & Co., Inc.	113,956

Large Cap Growth Fund	Citigroup Global Markets Inc.	13,802
	J.P. Morgan Securities Inc.	4,595
	Merrill Lynch Government Securities	3,063
	Morgan Stanley & Co., Inc.	6,254

Large Cap Value Fund	Morgan Stanley & Co., Inc.	415
	U.S. Bancorp Piper Jaffray Inc.	901

Money Fund	Barclays Capital, Inc.	1,471
	Goldman, Sachs, & Co.	997
	Merrill Lynch Government Securities Inc.	1,016
	Morgan Stanley & Co. Inc.	1,495
	UBS Securities LLC	1,810

Strategic Income Fund	Citigroup Global Markets Inc.	9,989

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Fund Name	Regular Broker or Dealer	December 31, 2006 value ($) (in 1,000’s)
	J.P. Morgan Securities Inc.	5,570
	Morgan Stanley & Co., Inc.	4,032

Mutual Discovery Fund	Citigroup Global Markets Inc.	4,016
	Deutsche Bank Securities Inc.	4,466
	Hartford Financial Services Group Inc.	3,807

Mutual Shares Fund	Bear, Stearns & Co. Inc.	24,437
	Hartford Financial Services Group Inc.	54,045

Global Asset Allocation Fund	HSBC Securities (USA)	2,334
	J.P. Morgan Securities, Inc.	3,294
	Morgan Stanley & Co.	1,108

Growth Securities Fund	UBS Securities LLC	22,161

Because certain Funds may, from time to time, invest in broker-dealers, it is possible that a Fund will own more than 5% of the voting securities of one or more broker-dealers through whom a Fund places portfolio brokerage transactions. In such circumstances, the broker-dealer would be considered an affiliated person of the Fund. To the extent a Fund places brokerage transactions through such a broker-dealer at a time when the broker-dealer is considered to be an affiliate of the Fund, the Fund will be required to adhere to certain rules relating to the payment of commissions to an affiliated broker-dealer. These rules require the Fund to adhere to procedures adopted by the board to ensure that the commissions paid to such broker-dealers do not exceed what would otherwise be the usual and customary brokerage commissions for similar transactions.

11.	Distributions and Taxes

11.1	ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY

Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). Each has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Each Fund also intends to comply with the additional requirements of Section 817(h) of the Code, relating to diversification of its assets, to make it possible that variable

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insurance contract holders that have chosen a Fund as an investment option under their contracts will not be subject to federal income tax on distributions made by a Fund before they receive payments under the variable insurance contracts.

The board reserves the right not to maintain the qualification of any of these Funds in the Trust as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains; and any distributions of income and gains by these Funds to insurance company separate accounts could result in these earnings becoming or a policy owner’s interest in their separate contract to become immediately taxable.

11.2.1	TAX CONSIDERATIONS

Insurance company separate accounts may invest in each of the Funds of the Trust and, in turn, may offer variable annuity and variable life insurance products to investors through insurance contracts. Because the insurance company separate accounts are directly or indirectly the shareholders in each Fund, all of the tax characteristics of each Fund’s investments flow into the separate accounts and not to each individual contract owner. The tax consequences from each contract owner’s investment in a variable annuity or variable life insurance contract will depend upon the provisions of these contracts, and contract owners should consult with their contract prospectus for more information on these tax consequences.

12.	Organization, Voting Rights and Principal Holders

The Trust is an open-end management investment company, commonly called a mutual fund. The Trust was originally organized as a Massachusetts business trust on April 26, 1988 and was reorganized effective May 1, 2007, as a Delaware statutory trust created on October 18, 2006, and is registered with the SEC. Each Fund, except the Global Real Estate Fund and Global Income Fund, is a diversified series of the Trust.

Most series or Funds in the Trust offer two classes of shares, Class 1 and Class 2, and some offer also a third class, Class 3. Shares of each class of Fund in the Trust represent proportionate interests in a Fund’s assets and are identical except that the Fund’s Class 2 and Class 3 shares will bear the expense of Class 2 or Class 3 distribution plans. A redemption fee is assessed upon Class 3 shares in connection with short-term trading. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Additional series or classes may be offered in the future.

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12.1	FULL TITLE OF EACH SERIES AND CLASS:

•	Franklin Flex Cap Growth Securities Fund – Class 2

•	Franklin Global Communications Securities Fund - Class 1¹

(prior to 11/15/99, Franklin Global Utilities Securities Fund)

(prior to 5/1/98, Utility Equity Fund)

•	Franklin Global Communications Securities Fund - Class 2¹

(prior to 11/15/99, Franklin Global Utilities Securities Fund)

•	Franklin Global Real Estate Securities Fund - Class 1

(prior to May 1, 2007, Franklin Real Estate Fund and prior to September 1999, Real Estate Securities Fund)

•	Franklin Global Real Estate Securities Fund - Class 2

(prior to May 1, 2007, Franklin Real Estate Fund and prior to September 1999, Real Estate Securities Fund)

•	Franklin Growth and Income Fund - Class 1¹

(prior to 5/1/95, Equity Growth Fund)

•	Franklin Growth and Income Fund - Class 2¹

•	Franklin High Income Securities Fund - Class 1¹

(prior to 10/01/06, Franklin High Income Fund)

•	Franklin High Income Securities Fund - Class 2¹

(prior to 10/01/06, Franklin High Income Fund)

•	Franklin Income Securities Fund - Class 1¹

•	Franklin Income Securities Fund Class 2¹

•	Franklin Large Cap Growth Securities Fund - Class 1¹

(prior to 12/15/99, Franklin Capital Growth Fund)

•	Franklin Large Cap Growth Securities Fund - Class 2¹

(prior to 12/15/99, Franklin Capital Growth Fund)

•	Franklin Large Cap Value Securities Fund – Class 2

•	Franklin Money Market Fund - Class 1¹

•	Franklin Money Market Fund - Class 2¹
•	Franklin Rising Dividends Securities Fund - Class 1

(prior to September 1999, Rising Dividends Fund)

•	Franklin Rising Dividends Securities Fund - Class 2

(prior to September 1999, Rising Dividends Fund)

•	Franklin Small Cap Value Securities Fund – Class 1¹

(prior to May 1, 2002, Franklin Value Securities Fund)

•	Franklin Small Cap Value Securities Fund – Class 2¹

(prior to May 1, 2002, Franklin Value Securities Fund)

•	Franklin Small-Mid Cap Growth Securities Fund - Class 1¹

(prior to May 1, 2005, Franklin Small Cap Fund)

•	Franklin Small-Mid Cap Growth Securities Fund - Class 2¹

(prior to May 1, 2005, Franklin Small Cap Fund)

•	Franklin Strategic Income Securities Fund – Class 1

•	Franklin Strategic Income Securities Fund – Class 2

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•	Franklin U.S. Government Fund - Class 1¹

•	Franklin U.S. Government Fund - Class 2¹

•	Franklin Zero Coupon Fund - 2010 - Class 1¹ (maturing in December 2010)

•	Franklin Zero Coupon Fund - 2010 - Class 2¹ (maturing in December 2010)

•	Mutual Discovery Securities Fund - Class 1

•	Mutual Discovery Securities Fund - Class 2

•	Mutual Shares Securities Fund - Class 1

•	Mutual Shares Securities Fund - Class 2

•	Templeton Developing Markets Securities Fund - Class 1²

(prior to May 1, 2000, Templeton Developing Markets Fund)

•	Templeton Developing Markets Securities Fund - Class 2²

(prior to May 1, 2000, Templeton Developing Markets Fund)

•	Templeton Developing Markets Securities Fund – Class 3

•	Templeton Foreign Securities Fund - Class 1²

(prior to May 1, 2002, Templeton International Securities Fund)

•	Templeton Foreign Securities Fund – Class 2²

(prior to May 1, 2002, Templeton International Securities Fund)

•	Templeton Foreign Securities Fund – Class 3

•	Templeton Global Asset Allocation Fund - Class 1²

(prior to May 1, 2002, Templeton Asset Strategy Fund)

•	Templeton Global Asset Allocation Fund - Class 2²

(prior to May 1, 2002, Templeton Asset Strategy Fund)

•	Templeton Global Income Securities Fund Class 1

(prior to May 1, 1996, Global Income Fund)

•	Templeton Global Income Securities Fund Class 2

•	Templeton Global Income Securities Fund Class 3

•	Templeton Growth Securities Fund - Class 1

•	Templeton Growth Securities Fund - Class 2

1.	In September 1999, the names of the Funds were changed to include “Franklin”.
2.	On February 8, 2000, Fund shareholders approved a merger and reorganization that combined the Fund, a series of TVP with a similar fund of the Trust, effective May 1, 2000. The Fund is the surviving fund of the merger.

The Trust has non-cumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help shareholders communicate with other shareholders about the removal of a board member. A special meeting may also be called by the board in its discretion.

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12.2	PRINCIPAL SHAREHOLDERS

Fund classes are generally sold to and owned by insurance company separate accounts to serve as the investment vehicle for variable annuity and life insurance contracts.

Shareholders will exercise voting rights attributable to shares they own in accordance with voting instructions received by owners of the contracts issued by the insurance companies. To this extent, shareholders do not exercise control over the Trust by virtue of the voting rights from their ownership of Trust shares.

The name, address and percentage of ownership of insurance companies, the separate accounts of which owned of record 5% or more of Fund shares, as of April [2], 2007, are as follows:

FUND NAME AND CLASS	NAME AND ADDRESS OF OWNER OF RECORD	PERCENTAGE OWNERSHIP
Franklin Flex Cap Growth Securities Fund – Class 2	Allstate Life Insurance Company	7.08%

	Attn: Financial Control 544 Lakeview Parkway, Suite L1B Vernon Hills, IL 60061-1826	83.69%

	Hartford Life Insurance Company Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	7.22%

	Ohio National Life Insurance Company FBO Its Separate Accounts 1 Financial Way Cincinnati, OH 45242-5851

Franklin Global Communications Securities Fund - Class 1	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	91.22%

	Allianz Life Insurance Co. of New York 5701 Golden Hills Drive Minneapolis, MN 55416	8.78%

Franklin Global Communications Securities Fund - Class 2	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	97.63%

Franklin Global Real Estate Fund - Class 1	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	93.05%

	Allianz Life Insurance Co. of New York 5701 Golden Hills Drive Minneapolis, MN 55416	6.57%

Franklin Global Real Estate Fund - Class 2	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	27.38%

	IDS Life Insurance Company 1497 AXP Financial Center Minneapolis, MN 55474-0016	64.26%

Franklin Growth and Income Fund - Class 1	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	87.37%

	Allianz Life Insurance Co. of New York 5701 Golden Hills Drive Minneapolis, MN 55416	8.15%

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FUND NAME AND CLASS	NAME AND ADDRESS OF OWNER OF RECORD	PERCENTAGE OWNERSHIP
Franklin Growth and Income Fund - Class 2	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	62.91%

	Allstate Life Insurance Company Attn: Financial Control 544 Lakeview Parkway, Suite L1B Vernon Hills, IL 60061-1826	26.77%

Franklin High Income Securities Fund - Class 1	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	92.84%
		7.16%

	Allianz Life Insurance Co. of New York 5701 Golden Hills Drive Minneapolis, MN 55416

Franklin High Income Securities Fund - Class 2	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	89.51%

	Allstate Life Insurance Company Attn: Financial Control 544 Lakeview Parkway, Suite L1B Vernon Hills, IL 60061-1826	7.39%

Franklin Income Securities Fund – Class 1	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	84.19%
		5.93%

	Allianz Life Insurance Co. of New York 5701 Golden Hills Drive Minneapolis, MN 55416	5.41%

	Integrity Life Insurance Company 515 W Market Street, 4th Floor Louisville, KY 40202

Franklin Income Securities Fund – Class 2	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	14.24%
		5.02%

	Allstate Life Insurance Company Attn: Financial Control 544 Lakeview Parkway, Suite L1B Vernon Hills, IL 60061-1826
		8.98%

	Genworth Life and Annuity Insurance Company Attn: Variable Accounting 6620 W. Broad Street – Building 2 Richmond, VA 23230-1716

	Hartford Life Insurance Company Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999
		58.569%

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FUND NAME AND CLASS	NAME AND ADDRESS OF OWNER OF RECORD	PERCENTAGE OWNERSHIP
Franklin Large Cap Growth Securities Fund - Class 1	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	93.22%

	Allianz Life Insurance Co. of New York 5701 Golden Hills Drive Minneapolis, MN 55416	6.49%

Franklin Large Cap Growth Securities Fund - Class 2	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	35.33%

	Allstate Life Insurance Company Attn: Financial Control 544 Lakeview Parkway, Suite L1B Vernon Hills, IL 60061-1826	10.76%

	Hartford Life Insurance Company Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	46.54%

Franklin Large Cap Value Securities Fund – Class 2	Hartford Life Insurance Company Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	99.62%

Franklin Money Market Fund - Class 1	AIG Life Insurance Company 2727-A Allen Parkway, 4-D1 Houston, TX 77019-2115	18.87%

	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	66.69%

	Allianz Life Insurance Co. of New York 5701 Golden Hills Drive Minneapolis, MN 55416	13.67%

Franklin Money Market Fund - Class 2	Liberty Life Assurance Company of Boston 100 Liberty Way Dover, NH 03822-0001	95.18%

147

FUND NAME AND CLASS	NAME AND ADDRESS OF OWNER OF RECORD	PERCENTAGE OWNERSHIP
Franklin Rising Dividends Securities Fund - Class 1	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	78.41%

	Allianz Life Insurance Co. of New York 5701 Golden Hills Drive Minneapolis, MN 55416	8.49%

	Nationwide Insurance Company C/O IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	9.29%

Franklin Rising Dividends Securities Fund - Class 2	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	23.15%

	Hartford Life Insurance Company Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	63.19%

	Nationwide Insurance Company C/O IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	6.71%

Franklin Small Cap Value Securities Fund – Class 1	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	34.14%

	American General Life Insurance Company 2727-A Allen Parkway Houston, TX 77019-2116	10.68%

	Connecticut General Life Insurance Company 280 Trumbull St., H14A Hartford, CT 06103-3509	13.02%

	Nationwide Insurance Company C/O IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	22.65%

148

FUND NAME AND CLASS	NAME AND ADDRESS OF OWNER OF RECORD	PERCENTAGE OWNERSHIP
	Nationwide Life & Annuity Co. of America C/O IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	5.31%

	Nationwide Life Insurance Co. of America C/O IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	11.90%

Franklin Small Cap Value Securities Fund – Class 2	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	13.16%

	Allstate Life Insurance Company Attn: Financial Control 544 Lakeview Parkway, Suite L1B Vernon Hills, IL 60061-1826	6.00%

	IDS Life Insurance Company 1497 AXP Financial Center Minneapolis, MN 55474-0016	35.43%

	ING Life Insurance & Annuity Company 151 Farmington Avenue Hartford, CT 06156-0001	15.87%

	Nationwide Insurance Company C/O IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	7.80%

Franklin Small-Mid Cap Growth Securities Fund – Class 1	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	81.73%

	Lincoln National Life Insurance Company 1300 S Clinton Street, Mail Stop 6H-02 Fort Wayne, IN 46802-3518	10.32%

Franklin Small-Mid Cap Growth Securities Fund – Class 2	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	13.42%

	Allmerica Financial Life Ins. & Annuity Co. 440 Lincoln Street, Mail Stop 310 Worchester, MA 01653-0002	6.11%

	Hartford Life Insurance Company Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	46.64%

149

FUND NAME AND CLASS	NAME AND ADDRESS OF OWNER OF RECORD	PERCENTAGE OWNERSHIP
	Lincoln National Life Insurance Company 1300 S Clinton Street, Mail Stop 6H-02 Fort Wayne, IN 46802-3518	9.25%

Franklin Strategic Income Securities Fund – Class 1	Hartford Life Insurance Company Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	99.98%

Franklin Strategic Income Securities Fund – Class 2	Equitable Life Assurance Society of the U.S. 1290 Avenue of the Americas New York, NY 10104-1472	20.06%

	Federal Kemper Life Assurance Company 2500 Westfield Dr, Bldg 2 Elgin, IL 60123-7836	13.56%

	Kemper Investors Life Insurance Company 2500 Westfield Drive, Building 2 Elgin, IL 60123-7836	58.49%

	Liberty Life Spectrum Select 100 Liberty Way Dover, NH 03822-0001	6.79%

Franklin U.S. Government Fund – Class 1	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	90.08%

	Allianz Life Insurance Co. of New York 5701 Golden Hills Drive Minneapolis, MN 55416	9.76%

Franklin U.S. Government Fund – Class 2	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	77.01%

	Allstate Life Insurance Company Attn: Financial Control 544 Lakeview Parkway, Suite L1B Vernon Hills, IL 60061-1826	5.62%

	Symetra Life Insurance Company 4854 154th Place NE Redmond, WA 98052-9664	7.28%

Franklin Zero Coupon Fund – maturing in December 2010 – Class 1	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	95.00%

	Allianz Life Insurance Co. of New York 5701 Golden Hills Drive Minneapolis, MN 55416	5.00%

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FUND NAME AND CLASS	NAME AND ADDRESS OF OWNER OF RECORD	PERCENTAGE OWNERSHIP
Franklin Zero Coupon Fund – maturing in December 2010 - Class 2	Federal Kemper Life Assurance Company 2500 Westfield Dr, Bldg 2 Elgin, IL 60123-7836	8.76%

	Kemper Investors Life Insurance Company 2500 Westfield Drive, Building 2 Elgin, IL 60123-7836	68.95%

	MONY Life Insurance Company of America 1740 Broadway New York, NY 10019-4315	18.88%

Mutual Discovery Securities Fund – Class 1	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	93.83%

	Allianz Life Insurance Co. of New York 5701 Golden Hills Drive Minneapolis, MN 55416	6.17%

Mutual Discovery Securities Fund – Class 2	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	46.21%

	Hartford Life Insurance Company Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	48.70%

Mutual Shares Securities Fund – Class 1	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	93.05%

Mutual Shares Securities Fund – Class 2	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	16.98%

	Hartford Life Insurance Company Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	51.82%

	IDS Life Insurance Company 1497 AXP Financial Center Minneapolis, MN 55474-0016	6.40%

Templeton Developing Markets Securities Fund – Class 1	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	10.53%

151

FUND NAME AND CLASS	NAME AND ADDRESS OF OWNER OF RECORD	PERCENTAGE OWNERSHIP
	Hartford Life Insurance Company Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	48.86%

	IDS Life Insurance Company 1497 AXP Financial Center Minneapolis, MN 55474-0016	31.46%

Templeton Developing Markets Securities Fund – Class 2	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	30.83%

	CUNA Mutual 2000 Heritage Way Waverly, IA 50677-9208	10.67%

	Minnesota Life Insurance Company 401 N. Robert Street, A6-5216 Saint Paul, MN 55101-2015	10.24%

	Travelers Insurance Company Attn: Shareholder Accounting Unit P.O. Box 990027 Hartford, CT 06199-0027	17.60%

	Travelers Life & Annuity Company Attn: Shareholder Accounting Unit P.O. Box 990027 Hartford, CT 06199-0027	6.87%

Templeton Developing Markets Securities Fund – Class 3	Nationwide Insurance Company C/O IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	96.22%

Templeton Foreign Securities Fund – Class 1	AIG Life Insurance Company 2727-A Allen Parkway, 4-D1 Houston, TX 77019-2115	14.35%

	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	42.18%

	Jefferson Pilot Financial Insurance Company Mutual Fund Accounting 1 Granite Place Concord, NH 03301-3258	13.17%

	Nationwide Insurance Company Security Benefit Life Insurance Company 1 Security Benefit Place Topeka, KS 66636-1000	5.44%

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FUND NAME AND CLASS	NAME AND ADDRESS OF OWNER OF RECORD	PERCENTAGE OWNERSHIP
Templeton Foreign Securities Fund – Class 2	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	6.98%

	Allstate Life Insurance Company Attn: Financial Control 544 Lakeview Parkway, Suite L1B Vernon Hills, IL 60061-1826	7.18%

	Hartford Life Insurance Company Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	32.19%

	Sun Life Assurance of Canada P.O. Box 9134 Wellesley Hills, MA 02481-9134	17.12%

	Travelers Insurance Company Attn: Shareholder Accounting Unit P.O. Box 990027 Hartford, CT 06199-0027	5.39%

Templeton Foreign Securities Fund – Class 3	Nationwide Insurance Company C/O IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	100.00%

Templeton Global Asset Allocation Fund – Class 1	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	5.67%

	Phoenix Home Life Mutual Insurance Co. 10 Krey Boulevard Rensselaer, NY 12144-9681	14.77%

	Travelers Insurance Company Attn: Shareholder Accounting Unit P.O. Box 990027 Hartford, CT 06199-0027	76.32%

Templeton Global Asset Allocation Fund – Class 2	Allmerica Financial Life Ins. & Annuity Co. 440 Lincoln Street, Mail Stop 310 Worchester, MA 01653-0002	12.41%

	Hartford Life Insurance Company Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	23.04%

	Minnesota Life Insurance Company 401 N. Robert Street, A6-5216 Saint Paul, MN 55101-2015	31.49%

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FUND NAME AND CLASS	NAME AND ADDRESS OF OWNER OF RECORD	PERCENTAGE OWNERSHIP
	Phoenix Home Life Variable Insurance Co. 10 Krey Boulevard Rensselaer, NY 12144-9681	6.28%

	Transamerica Life Insurance Company Attn: FMG Accounting, Mail Stop 4410 4333 Edgewood Road NE Cedar Rapids, IA 52499-0002	8.82%

Templeton Global Income Securities Fund Class 1	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	33.00%

	Genworth Life & Annuity Assurance Company Attn: Variable Accounting 6620 W Broad St, Building 2 Richmond, VA 23230-1716	10.80%

	Lincoln National Life Insurance Company 1300 S Clinton Street, Mail Stop 6H-02 Fort Wayne, IN 46802-3518	32.91%

	Phoenix Home Life Mutual Insurance Co. 10 Krey Boulevard Rensselaer, NY 12144-9681	5.93%

	Travelers Insurance Company Attn: Shareholder Accounting Unit P.O. Box 990027 Hartford, CT 06199-0027	8.15%

Templeton Global Income Securities Fund – Class 2	American Enterprise Life Insurance Company 1497 AXP Financial Center Minneapolis, MN 55474-0016	60.06%

	Lincoln National Life Insurance Company 1300 S Clinton Street, Mail Stop 6H-02 Fort Wayne, IN 46802-3518	32.33%

Templeton Global Income Securities Fund – Class 3	Nationwide Insurance Company C/O IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	98.42%

Templeton Growth Securities Fund – Class 1	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	64.00%

	Lincoln National Life Insurance Company 1300 S Clinton Street, Mail Stop 6H-02 Fort Wayne, IN 46802-3518	5.22%

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FUND NAME AND CLASS	NAME AND ADDRESS OF OWNER OF RECORD	PERCENTAGE OWNERSHIP
	Phoenix Home Life Mutual Insurance Co. 10 Krey Boulevard Rensselaer, NY 12144-9681	22.81%

Templeton Growth Securities Fund – Class 2	Allianz Life Insurance Co. of North America 5701 Golden Hills Drive Minneapolis, MN 55416	20.90%

	Hartford Life Insurance Company Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	56.36%

	Lincoln National Life Insurance Company 1300 S Clinton Street, Mail Stop 6H-02 Fort Wayne, IN 46802-3518	7.85%

13.	Pricing Shares

The following information is applicable only to the Money Fund. See the “Fund Account Policies” section of the Prospectus for information about valuation of Fund shares and fair valuation of various types of securities for all other funds in the Trust.

13.1	MONEY FUND

The valuation of the Money Fund’s securities, including any securities set aside on the Money Fund’s books for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Money Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments but using a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Money Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Money Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund using only market values, and existing investors in the Fund would receive less investment income. The opposite would be true in a period of rising interest rates. The Money Fund’s use of amortized cost, which helps the Money Fund maintain a $1 share price, is permitted by a rule adopted by the SEC.

The board has established procedures designed to stabilize, to the extent reasonably possible, the Money Fund’s price per share at $1, as computed for the purpose of sales and redemptions. These procedures include a review of the Money Fund’s holdings by the board, at such intervals as it may deem appropriate, to determine if the Money Fund’s net asset value calculated by using available

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market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the board. If a deviation exceeds 1/2 of 1%, the board will promptly consider what action, if any, will be initiated. If the board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations.

14.	The Underwriter

Distributors acts as the principal underwriter in the continuous public offering of the Trust’s shares. Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares, except to the extent these expenses are borne by the insurance companies. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of preparing and sending prospectuses to existing shareholders.

Distributors may be entitled to receive payment under Class 2 and Class 3 Rule 12b-1 plans as described below. Except as noted below, Distributors does not receive compensation from the Trust for acting as underwriter.

14.1	DISTRIBUTION AND SERVICE (12B-1) FEES

The board has adopted a plan pursuant to Rule 12b-1 for each Fund’s Class 2 shares. Under each Fund’s Class 2 plan (except for Strategic Income Fund, Global Asset Allocation Fund, Global Income Fund, Foreign Securities Fund and Developing Markets Fund), the Fund may pay up to a maximum of 0.35% per year of the average daily net assets attributable to its Class 2 shares. The board, however, has set the current rate at 0.25% per year, effective July 1, 1999. From January 6, 1999 to June 30, 1999, the fees were set at 0.30% per year. The maximum rate for Class 2 shares of Strategic Income Fund, Global Income Fund, Global Asset Allocation Fund, Developing Markets Fund and Foreign Securities Fund has been set at 0.25% per year under each plan.

The board has adopted a plan pursuant to Rule 12b-1 for each Fund’s Class 3 shares. Under each Fund’s Class 3 plan, the Fund may pay up to a maximum of 0.35% per year of the average daily net assets attributable to its Class 3 shares. The board, however, has set the current rate at 0.25% per year.

The plans are expected to, among other things, increase advertising of the Funds, encourage sales of the Funds and service to its shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Funds is useful in managing the Funds because the managers have more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

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Under each plan, the Funds pay Distributors, the insurance companies or others to assist in the promotion and distribution of Class 2 or Class 3 shares, or variable contracts offering Class 2 or Class 3 shares. Payments made under the plans may be used for, among other things, the printing of prospectuses and reports used for sales purposes, preparing and distributing sales literature and related expenses, advertisements, education of contract owners or dealers and their representatives, and other distribution-related expenses. Payments made under the plans may also be used to pay insurance companies, dealers or others for, among other things, furnishing personal services and maintaining customer accounts and records, or as service fees as defined under NASD rules. Together, these expenses, including the service fees, are “eligible expenses.”

Agreements for the payment of fees to the insurance companies or others shall be in a form which has been approved from time to time by the board, including the non-interested board members.

14.2	FEES PAID FOR LAST FISCAL YEAR

For the fiscal year ended December 31, 2006, the amounts paid by the Fund’s Class 2 and Class 3 shares pursuant to the plans in effect during the period, which were used by Distributors to pay insurance companies or their affiliates, were as follows:

Fund	Amounts Paid ($)
Flex Cap Growth Fund – Class 2	104,114
Global Communications Fund – Class 2	125,985
Growth and Income Fund – Class 2	792,405
High Income Securities Fund – Class 2	362,144
Income Securities Fund – Class 2	8,554,142
Large Cap Growth Fund – Class 2	1,351,884
Large Cap Value Fund – Class 2	33,005
Money Fund – Class 2	2,455
Global Real Estate Fund – Class 2	3,438,400
Rising Dividends Fund – Class 2	3,926,390
Small-Mid Cap Growth Fund – Class 2	2,954,001
Small Cap Value Fund– Class 2	2,854,871
Strategic Income Fund– Class 2	36,391
U.S. Government Fund – Class 2	927,298
Zero Coupon Fund – maturing in December 2010 – Class 2	61,791
Mutual Discovery Fund – Class 2	2,424,125
Mutual Shares Fund – Class 2	9,865,619
Developing Markets Fund – Class 2	1,852,793
Developing Markets Fund – Class 3	54,904
Foreign Securities Fund– Class 2	6,044,882

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Fund	Amounts Paid ($)
Foreign Securities Fund – Class 3	180,906
Global Asset Allocation Fund – Class 2	174,648
Global Income Fund – Class 2	238,675
Global Income Fund – Class 3	33,201
Growth Securities Fund – Class 2	5,309,644

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plans should be continued.

Each plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of each plan also are consistent with Rule 12b-1.

14.3	DEALER COMPENSATION

In addition to the payments above, Distributors and/or its affiliates may make the following payments out of its own assets to certain dealers who sell shares of Franklin Templeton funds, or participate in the offering of variable insurance products that invest in the Trust (VIP Qualifying Dealers):

MARKETING SUPPORT PAYMENTS. Distributors may make payments to VIP Qualifying Dealers. A VIP Qualifying Dealer’s marketing support services may include business planning assistance, advertising, educating dealer personnel about the Franklin Templeton funds and shareholder financial planning needs, placement on the VIP Qualifying Dealer’s list of offered funds, and access to sales meetings, sales representatives and management representatives of the dealer. Distributors compensates VIP Qualifying Dealers differently depending upon, among other factors, whether the VIP Qualifying Dealer is directly selling Franklin Templeton funds, or participating in the offering of variable insurance products that invest in the Trust, sales and asset levels, redemption rates and the level and/or type of marketing and educational activities provided by the VIP Qualifying Dealer.

OTHER PAYMENTS. From time to time, Distributors, at its expense, may provide additional compensation to VIP Qualifying Dealers which sell or arrange for the direct or indirect sale of shares of Franklin Templeton funds. Such compensation may include financial assistance to VIP Qualifying Dealers that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. These payments may vary depending upon the nature of the event.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton

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funds, however, are more likely to be considered. To the extent permitted by their firm’s policies and procedures, registered representatives’ expenses in attending these meetings may be covered by Distributors.

Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as NASD. Distributors makes payments for events it deems appropriate, subject to Distributors’ guidelines and applicable law. Distributors and/or its affiliates may also reimburse VIP Qualifying Dealers and/or their affiliates for certain costs associated with obtaining voting instructions from contract owners and the solicitation process in connection with Trust-sponsored proxy statements.

You can ask your insurance company and VIP Qualifying Dealer for information about any payments they receive from Distributors and any services provided. Additional disclosure may be included in the insurance contract prospectus.

14.4	REDEMPTIONS IN KIND

In the case of redemption requests, the board reserves the right to make payments in whole or in part in securities or other assets of a Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of that Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund’s net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

15.	Performance

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by a Fund are based on the standardized methods of computing performance mandated by the SEC. Performance figures reflect Rule 12b-1 fees from the date of the plan’s implementation. An explanation of these and other methods used by the Funds to compute or express performance follows.

For share classes offered to insurance company separate accounts for use in variable annuity and variable life insurance contracts, to the extent required by SEC rules, the advertised performance of such share classes should be displayed no more prominently than standardized performance of the applicable insurance company separate accounts/contracts. For information about how an insurance company may advertise such performance, please consult the contract prospectus that accompanies the Trust prospectus. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

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For Class 2 shares which were started at a later date than Class 1 shares, standardized Fund performance represents a “blended” figure, combining: (a) for periods prior to January 6, 1999 (or May 1, 1997 for Global Asset Allocation Fund, Developing Markets Fund and Foreign Securities Fund) historical results of Class 1 shares; and (b) for periods beginning January 6, 1999 (or May 1, 1997), Class 2’s results reflect an additional 12b-1 fee expense which also affects future performance. Class 3 shares will also be a “blended” figure, combining Class 1 performance for periods prior to May 1, 1997, Class 2 performance for periods beginning May 1, 1997 and Class 3 performance beginning May 1, 2004 (or April 1, 2005 for Global Income Fund). Class 2 and Class 3 shares have the same 12b-1 fee expense and vary only in the short-term trading fee assessed by Class 3. Historical performance data for Class 2 and Class 3 shares, based on Class 1 performance, will generally not be restated to include 12b-1 fees, although each Fund may restate these figures consistent with SEC rules.

For Global Asset Allocation Fund, Developing Markets Fund and Foreign Securities Fund, performance prior to the May 1, 2000 merger reflects the historical performance of Templeton Asset Allocation Fund, Templeton Developing Markets Fund and Templeton International Fund, respectively.

15.1	AVERAGE ANNUAL TOTAL RETURN

The average annual total return for each Fund, which is included in the Funds’ prospectuses, is determined by finding the average annual rates of return over certain periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable fund charges and fees. It does not however, include any fees or sales charges imposed by the variable insurance contract for which the Funds are investment options. If they were included, performance would be lower. The following SEC formula is used to calculate the figures:

P(1+T)n = ERV

where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

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15.2	CUMULATIVE TOTAL RETURN

Like average annual total return, the cumulative total return assumes income dividends and capital gain distributions are reinvested at net asset value. It does not however, include any fees or sales charges imposed by the variable insurance contract for which the Funds’ shares are investment options. If they were included, performance would be lower. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return. The cumulative total returns for the indicated periods ended December 31, 2006, were:

Fund & Class	One Year (%)	Five Year (%)	Ten Year or From Inception (%)
Flex Cap Growth Fund – Class 2	5.20	N/A	11.51	[1]
Global Communications Fund – Class 1	24.69	55.57	45.25
Global Communications Fund – Class 2	24.56	53.74	42.54
Global Real Estate Fund – Class 1	20.87	152.87	240.15
Global Real Estate Fund – Class 2	20.58	149.89	233.53
Growth and Income Fund – Class 1	17.05	43.37	131.91
Growth and Income Fund – Class 2	16.76	41.63	127.52
High Income Securities Fund – Class 1	9.48	48.61	51.65
High Income Securities Fund – Class 2	9.36	46.64	48.82
Income Securities Fund – Class 1	18.47	81.21	156.09
Income Securities Fund Class 2	18.24	79.07	151.15
Large Cap Growth Fund – Class 1	11.17	19.42	109.97
Large Cap Growth Fund – Class 2	10.90	17.95	105.74
Large Cap Value Fund – Class 2	16.19	N/A	21.20	[1]
Money Fund – Class 1	4.38	9.83	40.28
Money Fund – Class 2	4.12	8.42	37.42
Rising Dividend Securities Fund – Class 1	17.43	66.92	195.58
Rising Dividends Securities Fund – Class 2	17.12	64.86	189.30
Small Cap Value Fund – Class 1	17.30	91.13	116.47	[2]
Small Cap Value Fund – Class 2	16.98	88.76	112.09	[2]
Small-Mid Cap Growth Fund – Class 1	8.95	25.80	109.08

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Fund & Class	One Year (%)	Five Year (%)	Ten Year or From Inception (%)
Small-Mid Cap Growth Fund - Class 2	8.69	24.27	104.96
Strategic Income Fund – Class 1	8.51	53.63	72.89	[3]
Strategic Income Fund – Class 2	8.24	51.79	69.89	[3]
U.S. Government Fund – Class 1	4.31	25.22	75.30
U.S. Government Fund – Class 2	4.02	23.67	71.79
Zero Coupon Fund – maturing in December 2010 – Class 1	2.71	35.87	99.49
Zero Coupon Fund – maturing in December 2010 – Class 2	2.39	34.58	97.60
Mutual Discovery Fund – Class 1	23.32	99.72	210.80
Mutual Discovery Fund – Class 2	23.06	97.11	204.95
Mutual Shares Fund – Class 1	18.66	64.74	168.40
Mutual Shares Fund – Class 2	18.38	62.69	163.96
Developing Markets Fund – Class 1	28.43	215.02	70.12
Developing Markets Fund – Class 2	28.09	210.96	66.16
Developing Markets Fund – Class 3	28.17	211.57	66.49
Foreign Securities Fund – Class 1	21.70	72.85	119.37
Foreign Securities Fund – Class 2	21.44	70.75	114.07
Foreign Securities Fund – Class 3	21.46	70.72	114.03
Global Asset Allocation Fund – Class 1	21.39	85.32	153.42
Global Asset Allocation Fund – Class 2	21.11	83.10	147.42
Global Income Securities Fund – Class 1	13.14	88.40	108.36
Global Income Securities Fund – Class 2	12.77	86.01	104.09
Global Income Securities Fund – Class 3	12.84	86.00	104.08
Growth Securities Fund – Class 1	22.20	67.82	153.10
Growth Securities Fund – Class 2	21.81	65.71	148.03

1.	Inception date 03/01/05
2.	Inception date 05/01/98.
3.	Inception date 07/01/99.

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15.3	YIELD, MONEY FUND

Current yield. Current yield shows the income per share earned by the Fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by (365/7). It does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. The Fund’s current yield for the seven-day period ended December 31, 2006 was 4.49% for Class 1 and 4.23% for Class 2.

Effective yield. The fund’s effective yield is calculated in the same manner as its current yield, except the annualization of the return for the seven-day period reflects the results of compounding. The fund’s effective yield for the seven-day period ended December 31, 2006, was 4.59% for Class 1 and 4.32% for Class 2.

This figure was obtained using the following SEC formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

15.4	YIELD, OTHER THAN MONEY FUND

From time to time, the current yields of the Funds may be published in advertisements and communications to contract owners. The current yield for each Fund will be calculated by dividing the annualization of the income earned by the Fund during a recent 30-day period by the net asset value per share at the end of such period. In addition, aggregate, cumulative and average total return information for each Fund over different periods of time may also be advertised. Except as stated above, each Fund will use the same methods for calculating its performance.

A distribution rate for each Fund may also be published in communications preceded or accompanied by a copy of the Trust’s current prospectus. The Fund’s current distribution rate will be calculated by dividing the annualization of the total distributions made by that Fund during the most recent preceding fiscal quarter by the net asset value per share at the end of such period. The current distribution rate may differ from current yield because the distribution rate will be for a different period of time and may contain items of capital gain and other items of income, while current yield reflects only earned income. Uniformly computed yield and total return figures for each Fund will also be published along with publication of its distribution rate.

Hypothetical performance information may also be prepared for sales literature or advertisements. See the appropriate insurance company separate account prospectus and SAI.

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15.5	VOLATILITY

Occasionally statistics may be used to show a Fund’s volatility or risk. Measures of volatility or risk are generally used to compare a fund’s net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

16.	Miscel laneous Information

The Funds are part of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services over 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton Investments has $576 billion in assets under management for more than 7 million U.S. based mutual fund shareholder and other accounts, as of March 31, 2006. Franklin Templeton Investments offers 110 U.S. based open-end investment companies to the public. Each Fund may identify itself by its Nasdaq symbol or CUSIP number.

16.1	FUND SIMILARITY

The investment objectives and policies of the Funds in the Trust are similar but not identical to those of certain public Franklin Templeton Funds indicated in the following table. Because of differences in portfolio size, the investments held, the timing of purchases of similar investments, cash flows, minor differences in certain investment policies, insurance product related tax diversification requirements, state insurance regulations, and additional administrative and insurance costs associated with insurance company separate accounts, the investment performance of the Funds will differ from the performance of the corresponding Franklin Templeton funds:

Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Funds
Franklin Growth and Income Securities Fund	Franklin Investors Securities Trust:
Franklin Equity Income Fund
Franklin High Income Securities Fund	Franklin High Income Trust:
Franklin High Income Fund

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Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Funds

Franklin Custodian Funds, Inc.
Franklin Income Securities Fund	Franklin Income Fund
Franklin U.S. Government Fund	Franklin U.S. Government Securities Fund

Franklin Managed Trust:
Franklin Rising Dividends Fund	Franklin Rising Dividends Fund

Franklin Money Market Fund	Franklin Money Fund

Franklin Global Trust:
Franklin Global Real Estate Fund	Franklin Global Real Estate Fund

Franklin Strategic Series:
Franklin Flex Cap Growth Securities Fund	Franklin Flex Cap Growth Fund
Franklin Global Communications Securities Fund	Franklin Global Communications Fund
Franklin Small-Mid Cap Growth Securities Fund	Franklin Small-Mid Cap Growth Fund
Franklin Strategic Income Securities Fund	Franklin Strategic Income Fund

Franklin Value Investors Trust:
Franklin Large Cap Value Securities Fund	Franklin Large Cap Value Fund
Franklin Small Cap Value Securities Fund	Franklin Small Cap Value Fund

Franklin Mutual Series Fund Inc.:
Mutual Discovery Securities Fund	Mutual Discovery Fund
Mutual Shares Securities Fund	Mutual Shares Fund

Templeton Developing Markets Securities Fund	Templeton Developing Markets Trust
Templeton Foreign Securities Fund	Templeton Foreign Fund

Templeton Income Trust
Templeton Global Income Securities Fund	Templeton Global Bond Fund

Templeton Growth Securities Fund	Templeton Growth Fund, Inc.

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17.	Description of Ratings of Corporate Obligations, Municipal Bonds, Municipal Notes, and Short-Term Debt Ratings

17.1	CORPORATE OBLIGATIONS RATINGS

Moody’s Investors Service (Moody’s)

INVESTMENT GRADE

Aaa: Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Bonds rated Aa are judged to be high quality and are subject to very low credit risk.

A: Bonds rated A are considered upper medium-grade obligations and are subject to low credit risk.

Baa: Bonds rated Baa are subject to moderate credit risk and are considered medium-grade obligations. As such they may have certain speculative characteristics.

BELOW INVESTMENT GRADE

Ba: Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Bonds rated B are considered speculative and are subject to high credit risk. Caa: Bonds rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Bonds rated Ca are considered highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Bonds rated C are the lowest rated class of bonds and are typically in default. They have little prospects for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s Ratings Group (S&P)

The issue rating definitions are expressions in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

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INVESTMENT GRADE

AAA: This is the highest rating assigned by S&P to a debt obligation. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: Obligations rated AA differ from AAA issues only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: Obligations rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher ratings categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: Obligations rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BELOW INVESTMENT GRADE

BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While these obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of the adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. The C rating is also assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is still making payments.

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D: Obligations rated D are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks and highlights risks to principal or volatility of expected returns that are not addressed in the credit rating.

17.2	MUNICIPAL BOND RATINGS

Moody’s

Municipal Ratings are the opinions of the investment quality of issuers and issues in the U.S. municipal and tax-exempt markets. As such, these ratings incorporate Moody’s assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody’s municipal long-term rating scale differs from Moody’s general long-term rating scale.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

INVESTMENT GRADE

Aaa: Issues or issuers rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Aa: Issues or issuers rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

A: Issues or issuers rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Baa: Issues or issuers rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

BELOW INVESTMENT GRADE

Ba: Issues or issuers rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

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B: Issues or issuers rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Caa: Issues or issuers rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Ca: Issues or issuers rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

C: Issues or issuers demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Con.(-): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.

Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the issue or issuer ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue or issuer ranks in the lower end of its generic rating category.

S&P

INVESTMENT GRADE

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from AAA issues only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than an obligation in the higher rating categories. However, the obligor’s capacity to meet its financial commitment is considered still strong.

BBB: An obligation rated BBB normally exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BELOW INVESTMENT GRADE

BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree

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of speculation. While these obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposure to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are continuing.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on the obligation are jeopardized.

Plus (+) or minus (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

pr: The designation “pr” indicates that the rating is provisional. Such a rating assumes the successful completion of the project financed by the debt being rated and also indicates that payment of the debt service is largely or entirely dependent upon the successful and timely completion of the project. This rating addresses credit quality subsequent to the completion of the project, but makes no comment on the likelihood of or the risk of default upon failure of such completion.

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Fitch Ratings (Fitch)

INVESTMENT GRADE

AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be affected by reasonably foreseeable events.

AA: Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable future developments.

A: High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BELOW INVESTMENT GRADE

BB: Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC and C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

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Plus (+) or minus (-) signs may be appended to a rating to denote relative status within major rating categories. Plus or minus signs are not used with the AAA, CC, C, DDD, DD or D categories.

17.3	MUNICIPAL NOTES RATINGS

Moody’s

Moody’s ratings for municipal short-term investment grade obligations are designated Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation. Symbols used will be as follows:

INVESTMENT GRADE

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not so large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

BELOW INVESTMENT GRADE

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

S&P

New municipal note issues due in three years or less, will usually be assigned the ratings below. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a strong capacity to pay principal and interest. Issues determined to possess a very strong capacity to pay debt service are given a “plus” (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.

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SP-3: Issues carrying this designation have a speculative capacity to pay principal and interest.

17.4	SHORT-TERM DEBT RATINGS

Moody’s

Moody’s short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs and to individual short-term debt instruments. These obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted. Moody’s employs the following designations to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Issuers (or supporting institutions) so rated have a superior ability to repay short-term debt obligations.

P-2 (Prime-2): Issuers (or supporting institutions) so rated have a strong ability to repay short-term debt obligations.

P-3 (Prime-3): Issuers (or supporting institutions) so rated have an acceptable ability to repay short-term debt obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P

S&P’s ratings are a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1: This designation indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: Issues carrying this designation are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations carrying the higher designations. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

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A-3: Issues carrying this designation exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Issues carrying this designation are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C: Issues carrying this designation are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: Issues carrying this designation are in payment default. The D rating category is used when payments on an obligation are not made on the due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch

Fitch’s short-term ratings apply to debt obligations that have a time horizon of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F-2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as for issues in the higher ratings.

F-3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable economic and business environment.

D: Default. Actual or imminent payment default.

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FRANKLIN TEMPLETON VIP

FOUNDING FUNDS ALLOCATION FUND

CLASS 1 & 2

Franklin Templeton Variable Insurance Products Trust

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2007

P.O. Box 997151, Sacramento, CA 95899-9983

1/800-362-6243

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund’s prospectuses. The Fund’s prospectus, dated May 1, 2007, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund’s prospectus.

To obtain a free additional copy of a prospectus for Class 1 or Class 2, please call Franklin Templeton at 1-800/362-6243, or your insurance company.

Mutual funds, annuities, and other investment products:

•	are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government;

•	are not deposits or obligations of, or guaranteed or endorsed by, any bank;

•	are subject to investment risks, including the possible loss of principal.

VIP FFAF-SAI 05/07

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1. Goals, Strategies and Risks

The Fund’s assets are invested in a combination of Class 1 shares of three other series of Franklin Templeton Variable Insurance Products Trust (Trust): Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the underlying funds).

The Fund has adopted the following fundamental investment restrictions or policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of the Fund’s outstanding shares or (ii) 67% or more of the Fund’s shares present at a shareholder meeting if more than 50% of the Fund’s outstanding shares are represented at the meeting in person or by proxy, whichever is less.

Fundamental Investment Policies

The Fund has adopted the following restrictions as fundamental investment policies.

The Fund may not:

1.	Borrow money, except to the extent permitted by the Investment Company Act of 1940, as amended (1940 Act), or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the U.S. Securities and Exchange Commission (SEC).

2.	Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3.	Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

4.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interest therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, and (ii) making, purchasing or selling real estate mortgage loans.

5.

Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon or (ii) investing in securities or other instruments that are secured by physical

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commodities.

6.	Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

7.	Invest more than 25% of the Fund’s net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

8.	Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (a) more than 5% of the value of the Fund’s total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitation.

Non-Fundamental Investment Policies

The Fund’s investment goals are non-fundamental. This means that they may be changed by the board of trustees without the approval of shareholders.

The Fund’s principal investment goal is capital appreciation. Its secondary goal is income.

Investments, Techniques, Strategies and their Risks

The Fund pursues its investment goal by investing in a fixed combination of the following series of the Trust (the “underlying funds”):

33 1/3%	Franklin Income Securities Fund
33 1/3%	Mutual Shares Securities Fund
33 1/3%	Templeton Growth Securities Fund

The Fund’s administrator will monitor the Fund’s investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of the three underlying funds. Whenever possible, cash flows will be used to adjust allocations.

The value of your shares will increase as the value of the underlying funds owned by the Fund increases and will decrease as the value of the underlying funds decrease. In this way, you will be participating in any change in the value of the underlying funds owned by the Fund, less the expenses association with this Fund.

The Fund will not pay 12b-1 service or distribution fees to any of the underlying funds in connection with its investments in them.

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2. Information about the Underlying Funds’ Investments, Techniques and Risks

The following gives more detailed information about the underlying funds’ investment policies and the types of securities that they may buy along with their associated risks.

Certain words or phrases may be used in descriptions of the underlying funds’ investment policies and strategies to give investors a general sense of an underlying fund’s level of investment. They are broadly identified with, but not limited to, the following percentages of an underlying fund’s’ total assets:

“small portion”	less than 10%
“portion”	10% to 25%
“significant”	25% to 50%
“substantial”	50% to 66%
“primary”	66% to 80%
“predominant”	80% or more

In addition to the risks described in the Fund’s prospectus, investors should consider the risks that pertain to an underlying fund that may invest in the instruments or engage in the following strategies.

Glossary of Securities, Investment Techniques and their Risks.

This section describes certain types of securities and investment techniques that an underlying fund may use to help it achieve its investment goals and to the extent not expressly prohibited by its investment policies. Not all investments, strategies and techniques are available to all underlying funds. Please note that all “Glossary of Securities, Investment Techniques and their Risks” references to “Fund” refer to an underlying fund, not Franklin Templeton VIP Founding Funds Allocation Fund.

The value of your shares will increase as the value of the securities owned by a Fund increases and will decrease as the value of the Fund’s investments decreases. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares also may change with movements in the stock and bond markets as a whole.

During various periods in the past, increases in market values and/or the values of many individual securities have significantly exceeded prior historical norms. When increases in market values and/or individual securities values exceed historical norms, investors should not expect that such increases will be maintained or that the rate of such increases will continue. Investors should also not expect that such periods of increases in values exceeding historical norms will resume.

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In addition to the risks described in each Fund’s prospectus and the individual Fund summaries in this SAI, investors should consider the risks that pertain to the Funds that may invest in the instruments or engage in the following strategies.

2.1	BORROWING

None of the Funds will purchase additional securities while its borrowing exceeds its stated percentage limitations on borrowing. Under federal securities laws, a fund may borrow from banks provided it maintains continuous asset coverage of 300% with respect to such borrowings, including selling (within three days) sufficient portfolio holdings to restore such coverage should it decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint.

Leveraging by means of borrowing may make any change in the Fund’s net asset value even greater and thus result in increased volatility of returns. The Fund’s assets that are used as collateral to secure the borrowing may decrease in value while the borrowing is outstanding, which may force the Fund to use its other assets to increase the collateral. In addition, the money borrowed will be subject to interest and other costs (which may include commitment fees and the cost of maintaining minimum average balances). The cost of borrowing may exceed the income received from the securities purchased with borrowed funds.

In addition to borrowing for leverage purposes, the Funds also may borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities. This allows the Funds greater flexibility to buy and sell portfolio securities for investment rather than cash flow considerations. See “Fundamental Investment Policies” for more information about the Funds’ policies with respect to borrowing.

2.2	CONVERTIBLE AND SYNTHETIC CONVERTIBLE SECURITIES

A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but may be subordinate to other types of fixed-income securities issued by that company. A convertible security may be subject to redemption by the issuer, but only after a

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specified date and under circumstances established at the time the security is issued. When a convertible security issued by an operating company is “converted,” the operating company often issues new stock to the holder of the convertible security. However, if the convertible security is redeemable and the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock.

If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank. The issuer of a convertible security may be important in determining the security’s true value. This is because the holder of a convertible security will have recourse only to the issuer.

Issuers of convertible securities that have lower credit ratings are often not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments on the convertible debt securities. If an issuer stops making interest and/or principal payments on the convertible debt securities, payments on such securities may never resume. These securities may be worthless and a Fund could lose its entire investment.

While the Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund’s financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer’s failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer’s business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments.

2.2.1 ENHANCED CONVERTIBLE SECURITIES. In addition to “plain vanilla” convertibles, a number of different structures have been created to fit the characteristics of specific investors and issuers. Examples of these enhanced characteristics for investors include yield enhancement, increased equity exposure or enhanced downside protection. From an issuer’s perspective, enhanced structures are designed to meet balance sheet criteria, interest/dividend payment deductibility and reduced equity dilution. The following are descriptions of common structures of enhanced convertible securities.

Mandatory convertible securities are considered the most equity-like of convertible securities. At maturity these securities are mandatorily convertible into common stock offering investors some form of yield enhancement in return for some of the upside potential in the form of a conversion premium. Typical characteristics of mandatories include: issued as preferred stock, convertible at premium, pay fixed quarterly dividend (typically higher than common stock dividend), and are non-callable for the life of the security (usually three to five years). An important feature of mandatories is that the number of shares received at maturity is determined by the difference between the price of the common stock at maturity and the price of the common stock at issuance. Mandatory convertible securities come in many forms. One increasingly popular

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structure due to favorable tax treatment is a trust that holds a combination of a debt instrument that pays a fixed quarterly premium with a forward contract that ensures delivery of the equity security at maturity. In some cases, these trusts are registered as closed-end investment companies although they are not actively managed and do not charge any management fees (any expenses are prepaid by the issuer).

Convertible trust preferred securities are, from an investor’s viewpoint, essentially convertible preferred securities, i.e., they are issued as preferred stock convertible into common stock at a premium and pay quarterly dividends. Through this structure the company establishes a wholly owned special purpose vehicle whose sole purpose is to issue convertible preferred stock. The offering proceeds pass through to the company who issues the special purpose vehicle a convertible subordinated debenture with identical terms to the convertible preferred issued to investors. Benefits to the issuer include increased equity credit from rating agencies and the deduction of coupon payments for tax purposes.

Exchangeable securities are often used by a company divesting a holding in another company. The primary difference between exchangeables and standard convertible structures is that the issuer of an exchangeable security is different from the issuer of the underlying shares.

Zero-coupon and deep-discount convertible bonds include the following characteristics: no or low coupon payments, imbedded put options allowing the investor to put (sell) them on select dates prior to maturity, call protection (usually three to five years), and lower than normal conversion premiums at issuance. A benefit to the issuer is that while no cash interest is actually paid, the accrued interest may be deducted for tax purposes. Because of their put options, these bonds tend to be less sensitive to changes in interest rates than either long maturity bonds or preferred stocks. The put options also provide enhanced downside protection while retaining the equity participation characteristics of traditional convertible bonds.

An investment in an enhanced convertible security or any other security may involve additional risks. The Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund’s ability to dispose of particular securities, when necessary, to meet the Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio. The Fund, however, intends to acquire liquid securities, though there can be no assurances that this will be achieved.

2.2.2 SYNTHETIC CONVERTIBLES. A synthetic convertible is created by combining distinct securities which together possess the two principal characteristics of a true convertible security, i.e., fixed income and the right to acquire the underlying equity security. This combination is achieved by investing in nonconvertible fixed-income securities and in warrants or stock or stock index call options which grant the holder the right to purchase a specified quantity of securities within a specified period of time at a specified price or to receive cash in the case of stock index options.

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Synthetic convertible securities are generally not considered to be “equity securities” for purposes of the Fund’s investment policy regarding those securities. Synthetic convertibles are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then-current value of the underlying security.

Synthetic convertible securities differ from true convertible securities in several respects. The value of a synthetic convertible is the sum of the values of its fixed-income component and its convertibility component. Thus, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations. Further, although the manager expects normally to create synthetic convertibles whose two components represent one issuer, the character of a synthetic convertible allows a Fund to combine components representing distinct issuers, or to combine a fixed income security with a call option on a stock index, when the manager determines that such a combination would better promote the Fund’s investment goals. In addition, the component parts of a synthetic convertible security may be purchased simultaneously or separately; and the holder of a synthetic convertible faces the risk that the price of the stock, or the level of the market index underlying the convertibility component will decline.

Another type of synthetic convertible is created by investing in an equity security and selling a call option on that underlying equity security. This structure offers investors a higher current dividend than the underlying common stock in exchange for a cap on the participation in the stock price appreciation.

2.3	DEBT SECURITIES

2.3.1 IN GENERAL. In general, debt securities represent a loan of money to the issuer by the purchaser of the securities. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender, and to return the lender’s money over or at the end of a certain time period. A company typically must meet its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes and commercial paper are types of debt securities. Each of these differs in the length of the issuer’s payment schedule, with commercial paper having the shortest payment schedule.

Debt securities can provide the potential for capital appreciation based on various factors such as changes in interest rates, economic and market conditions, improvement in an issuer’s ability to repay principal and pay interest, and ratings upgrades.

2.3.2 INTEREST RATE. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. To the extent a Fund invests in debt securities, changes in interest rates in any country where the Fund is invested will affect the value of the Fund’s portfolio and its share price. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of debt securities generally declines. These changes in market value will be reflected in a Fund’s net asset value per share. Of course, interest rates throughout the world have increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.

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2.3.3 ADJUSTABLE RATE SECURITIES (ARS). These are debt securities with interest rates that are adjusted periodically pursuant to a pre-set formula and interval. The interest rates on ARS are readjusted periodically to an amount above the chosen interest rate index. These readjustments occur at intervals ranging from one to sixty months. Movements in the relevant index on which adjustments are based, as well as the applicable spread relating to the ARS, will affect the interest paid on ARS and, therefore, the current income earned by a Fund by investing in ARS. (See “Resets.”) The degree of volatility in the market value of the securities held by a Fund and of the net asset value of the Fund’s shares will be a function primarily of the length of the adjustment period and the degree of volatility in the applicable indices. It will also be a function of the maximum increase or decrease of the interest rate adjustment on any one adjustment date, in any one year, and over the life of the securities. These maximum increases and decreases are typically referred to as “caps” and “floors,” respectively. A Fund does not seek to maintain an overall average cap or floor, although the manager will consider caps or floors in selecting ARS for a Fund.

While the Funds investing in ARS do not attempt to maintain a stable net asset value per share, during periods when short-term interest rates move within the caps and floors of the securities held by a Fund, the fluctuation in market value of the ARS held by the Fund is expected to be relatively limited, since the interest rates on the ARS generally adjust to market rates within a short period of time. In periods of substantial short-term volatility in interest rates, the value of a Fund’s holdings may fluctuate more substantially because the caps and floors of its ARS may not permit the interest rates to adjust to the full extent of the movements in the market rates during any one adjustment period. In the event of dramatic increases in interest rates, the lifetime caps on the ARS may prevent the securities from adjusting to prevailing rates over the term of the loan. In this case, the market value of the ARS may be substantially reduced, with a corresponding decline in a Fund’s net asset value.

2.3.4 FLOATING INTEREST RATE INVESTMENTS. A floating interest rate investment is a debt security, the rate of interest on which is usually established as the sum of a base lending rate plus a specified margin. The base lending rates generally are the London Inter-Bank Offered Rate (LIBOR), the Prime Rate of a designated U.S. bank, the CD Rate, or another base lending rate used by lenders loaning money to companies, so-called commercial lenders. The interest rate on Prime Rate-based loans and securities floats daily as the Prime Rate changes, while the interest rate on LIBOR-based and CD-based loans and securities is reset periodically, typically at regular intervals ranging between 30 days and one year. Certain floating interest rate investments may permit the borrower to select an interest rate reset period of up to one year. Investments with longer interest rate reset periods or fixed interest rates may increase fluctuations in a Fund’s share price as a result of changes in interest rates. Some floating interest rate investments may have the additional feature of converting into a fixed rate instrument after certain periods of time or under certain circumstances.

2.3.5 INVERSE FLOATERS. Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction, usually at an accelerated speed, to short-term interest rates or interest rate indices. The prices of inverse floaters can be highly volatile as a result. Inverse floaters generally are considered to be “derivative” securities.

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2.3.6 STRUCTURED NOTES. Structured notes typically are issued by entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. The entity typically is organized by an investment banking firm that receives fees in connection with establishing the entity and arranging placement of its securities. Restructuring involves the deposit with or purchase by the entity, which may be a corporation or trust, of specified financial instruments, and the issuance by the entity of one or more classes of securities, including structured notes, backed by or representing interests in the underlying instruments. The cash flows arising from the underlying instruments may be apportioned among the newly issued structured investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions, as well as put or call features, or elements of financial leverage. The extent of the payments made with respect to the structured investment is dependent on the cash flows arising from the underlying instruments, and the terms and conditions of the structured security. Classes of structured notes may be either subordinated or unsubordinated to the right of payment of another class or classes. Subordinated structured investments typically have higher yields, and present greater risks, than unsubordinated structured investments. Various features of structured notes may result in substantial volatility in relation to changes in interest rates or the credit quality of the underlying instruments.

Structured notes typically are sold in private placement transactions to institutional investors such as the Funds, and there generally is no active trading market for structured investments. To the extent such investments are illiquid, they will be subject to the Funds’ restrictions on investments in illiquid securities.

2.3.7 RATINGS. Various investment services publish ratings of some of the debt securities in which the Funds may invest. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody’s or BB or lower by S&P or from unrated securities deemed by a Fund’s manager to be of comparable quality. Such high-yield securities are considered to be below “investment grade” and are sometimes referred to as “junk bonds.” Lower-rated securities typically are riskier than investment grade securities. Bonds that are rated C by Moody’s are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P are securities on which no interest is being paid. These ratings represent the opinions of the rating services with respect to the issuer’s ability to pay interest and repay principal. They do not purport to reflect other risks, such as the risk of fluctuations in market value, and are not absolute standards of quality. If the rating on an issue held in a Fund’s portfolio is changed by the rating service or the security goes into default, this event may be considered by the Fund in its evaluation of the overall investment merits of that security, but will not generally result in an automatic sale of the security.

See “Description of Ratings of Corporate Obligations, Municipal Bonds, Municipal Notes, and Short-Term Debt Ratings” for a more complete discussion of the ratings.

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2.3.8 LOWER RATED AND UNRATED SECURITIES. An investment in any Fund that invests in below-investment grade securities, including those issued by foreign companies and governments, is subject to a higher degree of risk than an investment in a Fund that invests primarily in higher-quality securities. You should consider the increased risk of loss to principal that is present with an investment in higher risk securities, such as those in which certain of the Funds invest. Accordingly, an investment in such a Fund should not be considered a complete investment program and should be carefully evaluated for its appropriateness in light of your overall investment needs and goals.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of lower-rated debt securities may be more complex than for issuers of higher rated securities. The ability of a Fund to achieve its investment goal may, to the extent of investment in lower-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher rated securities. A Fund relies on the manager’s judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the manager takes into consideration, among other things, the issuer’s financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management and regulatory matters.

Lower-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of lower-rated debt securities may be less sensitive to interest rate changes than higher rated investments, but more sensitive to economic downturns or individual adverse corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in lower rated debt securities prices. This is because an economic downturn could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of lower-rated debt securities defaults, the Fund may incur additional expenses to seek recovery.

High yield, fixed-income securities frequently have call or buy-back features that allow an issuer to redeem the securities from a Fund. Although these securities are typically not callable for a period of time, usually for three to five years from the date of issue, if an issuer calls its securities during periods of declining interest rates, the manager may find it necessary to replace the securities with lower-yielding securities, which could result in less net investment income for the Fund. The premature disposition of a high yield security due to a call or buy-back feature, the deterioration of an issuer’s creditworthiness, or a default by an issuer may make it more difficult for a Fund to manage the timing of its income. To generate cash for distributions, the Fund may have to sell portfolio securities that it otherwise may have continued to hold or use cash flows from other sources, such as the sale of Fund shares. A Fund may be required under the Internal Revenue Code and U.S. Treasury Regulations to accrue income for income tax purposes on defaulted obligations and to distribute such income to the Fund’s shareholders even though the Fund is not currently receiving interest payments on such obligations.

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The markets in which lower rated and unrated debt securities are traded are more limited than those in which high rated securities are traded. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at desirable prices either to meet redemption requests or to respond to a specific economic event, such as deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain lower rated or unrated debt securities also may make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing the Fund’s portfolio. Market quotations are generally available on many lower rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices of actual sales.

High yield, fixed-income securities that are sold without registration under federal securities laws carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if a Fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, which entails special responsibilities and liabilities. A Fund also may incur special costs in disposing of restricted securities, although the Fund will generally not incur any costs when the issuer is responsible for registering the securities.

High yield, fixed-income securities acquired during an initial underwriting involve special risks because they are new issues. The manager will carefully review their credit and other characteristics. The Funds have no arrangement with their underwriter or any other person concerning the acquisition of these securities.

The credit risk factors above also apply to lower-quality zero coupon, deferred interest and pay-in-kind securities. These securities have an additional risk, however, because unlike securities that pay interest throughout the time until maturity, a Fund will not receive any cash until the cash payment date. If the issuer defaults, the Fund may not obtain any return on its investment.

Certain of the high yielding, fixed-income securities in which the Funds may invest may be purchased at a discount. When held to maturity or retired, these securities may include an element of capital gain. Capital losses may be realized when securities purchased at a premium, that is, in excess of their stated or par value, are held to maturity or are called or redeemed at a price lower than their purchase price. Capital gains or losses also may be realized upon the sale of securities.

2.3.9 DEFAULTED DEBT. The risk of loss due to default may be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other debt of the issuer. If the issuer of a security in a Fund’s portfolio defaults, the Fund may have unrealized losses on the security, which may lower the Fund’s net asset value. Defaulted securities tend to lose much of their value before they default. Thus, a Fund’s net asset value may be adversely affected before an issuer defaults. In addition, a Fund may incur additional expenses if it must try to recover principal or interest payments on a defaulted security.

A Fund will buy defaulted debt securities if, in the opinion of the manager, they may present an opportunity for later price recovery, the issuer may resume interest payments, or other

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advantageous developments appear likely in the near future. Defaulted debt securities may be illiquid and, as such, will be part of the percentage limits on investments in illiquid securities discussed under “Fundamental Investment Policies.”

2.3.10 BANK LOANS, LOANS BY OTHER FINANCIAL INSTITUTIONS, LOAN PARTICIPATIONS AND ASSIGNMENTS OF LOANS. The Funds may invest in loans made to corporate and other business entities by banks or other financial institutions (“corporate loans”). Such corporate loans typically pay interest rates, which are re-determined periodically on the basis of a floating base lending rate such as the London Interbank Offered Rate (“LIBOR”) plus a premium. A Fund may acquire loan participations and other related direct or indirect corporate debt obligations (including assignments of corporate loans), in which the Fund will buy from a lender a portion of a larger loan that the lender has made to a borrower. Such loans may include term loans and, to the extent permissible for a Fund, revolving credit facilities, prefunded L/C term loans, delayed draw term loans and receivables purchase facilities.

2.3.10.1 Loans negotiated by the agent bank. Each type of corporate loan in which a Fund may invest typically is structured by a group of lenders. This means that the lenders participate in the negotiations with the corporate borrower and in the drafting of the terms of the corporate loan. The group of lenders often consists of commercial banks, thrift institutions, insurance companies, finance companies or other financial institutions. No Fund will act as the sole negotiator or sole originator for a corporate loan. One or more of the lenders usually administers the corporate loan on behalf of all the lenders; this lender is referred to as the Agent Bank.

2.3.10.2 Three ways to invest in corporate loans. The Funds may invest in corporate loans in one of three ways. A Fund may: (i) make a direct investment in a corporate loan by participating as one of the lenders; (ii) purchase a participation interest in a corporate loan; or (iii) purchase an assignment of a corporate loan. Participation interests are interests issued by a lender or other financial institution, which represent a fractional interest in a corporate loan. The Funds may acquire participation interests from a lender or other holders of participation interests. An assignment represents a portion of a corporate loan previously attributable to a different lender. Unlike a participation interest, a Fund will generally become a lender for the purposes of the relevant corporate loan agreement by purchasing an assignment.

2.3.10.2.1 Direct investments in corporate loans. It can be advantageous to a Fund to make a direct investment in a corporate loan as one of the lenders. When a new issue is purchased, such an investment is typically made at par. This means that the Fund receives a return at the full interest rate for the corporate loan. Secondary purchases of loans may be made at par, at a premium from par or at a discount from par. When a Fund invests in a participation interest in, or an assignment of, a corporate loan, the Fund may pay a fee or forego a portion of the interest payment. Consequently, the Fund’s return on such an investment may be lower than it would have been if the Fund had made a direct investment in the underlying corporate loan. A Fund may be able, however, to invest in corporate loans only through participation interests or assignments at certain times when reduced direct investment opportunities in corporate loans may exist.

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2.3.10.2.2. Assignments of corporate loans. If a Fund purchases an assignment of a corporate loan from a lender, the Fund will step into the shoes of the original lender and will have direct contractual rights against the corporate borrower in favor of the lenders. An assignment from a lender gives a Fund the right to receive payments directly from the corporate borrower and to enforce its rights as a lender directly against the corporate borrower.

2.3.10.2.3. Participation interests in corporate loans. In contrast to an assignment, if a Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the corporate borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the corporate borrower. Therefore, when a Fund invests in corporate loans through the purchase of participation interests, the Fund’s manager may consider the creditworthiness of the Agent Bank and any lenders and participants interposed between the Fund and the corporate borrower. These parties are referred to as Intermediate Participants.

Loan participations, however, may enable a Fund to acquire an interest in a loan from a financially strong borrower, which it could not do directly. While loan participations generally trade at par value, a Fund may buy participations trading at a premium and also may be permitted to buy loan participations that sell at a discount because of the borrower’s credit problems or other issues associated with the credit risk of the loan. To the extent the credit problems are resolved, loan participations may appreciate in value.

In the event the corporate borrower fails to pay principal and interest when due, a Fund may have to assert rights against the borrower through an Intermediate Participant. This may subject the Fund to delays, expenses and risks that are greater than those that would be involved if the Fund could enforce its rights directly against the corporate borrower. Moreover, under the terms of a participation interest, the Fund may be regarded as a creditor of the Intermediate Participant rather than of the corporate borrower. This means that the Fund does not have any direct contractual rights against the corporate borrower. Also, in the event of the insolvency of the lender or Intermediate Participant who sold the participation interest to the Fund, the Fund may not have any exclusive or senior claim with respect to the lender’s interest in the corporate loan, or in the collateral securing the corporate loan. Consequently, the Fund may not benefit directly from the collateral supporting the underlying corporate loan. There is a risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank, as described below.

2.3.10.3 Obligations to make future advances. For revolving credit facility (“revolvers”) corporate loans and some types of delayed draw loans, lenders, including the Funds, and Intermediate Participants may have an obligation to make future advances to the corporate borrower at the demand of the borrower and may have certain other obligations pursuant to the terms of these types of corporate loans. Receivables purchase facilities may be structured as revolvers that are secured by the borrower’s receivables.

For these loans, a Fund or its custodian will segregate on the books of the Fund an amount of equivalent value to meet such future obligations. This amount will be in the form of cash or

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other liquid assets. Because a Fund will maintain a sufficient amount by segregating such assets on the books for such contingent obligations, the Funds’ managers believe that such obligations do not constitute senior securities under the 1940 Act as interpreted by the SEC.

2.3.10.4 Delayed draw term loans. Delayed draw term loans are similar to revolvers, except that once drawn upon by the borrower during the commitment period, they remain permanently drawn and become term loans. They have characteristics of both revolvers and term loans, in that, before they are drawn upon by the borrower, they are similar to a revolver; however, when they are drawn upon, they become fully and permanently drawn and are identical to term loans. These delayed draw term loans may be drawn upon by the borrower for the given commitment period for various purposes, including making acquisitions. The borrower pays a fee during the commitment period (a ticking fee). Upon funding, when a loan is drawn upon, the loan becomes permanently funded and repaid amounts may not be reborrowed.

2.3.10.5 Prefunded L/C term loans. A prefunded L/C term loan (“prefunded L/C loan”) is a facility created by the borrower in conjunction with the Agent Bank as issuers of the loan, and the prefunded L/C loan is backed by letters of credit (each letter, an “L/C”). Each participant in a prefunded L/C loan (sometimes referred to as a funded letter of credit facility) fully funds its commitment amount to the Agent Bank for the facility. The funds are held and invested by the Agent Bank and held solely to satisfy a prefunded L/C loan lender’s obligation to the Agent Bank under the facility. The funds paid by the lenders are invested by the Agent Bank as deposits that pay interest usually approximating a benchmark rate , such as LIBOR, which goes to the borrower. Generally, the borrower, via the Agent Bank, pays the lenders an interest rate, equivalent to the fully drawn spread plus the benchmark rate, usually LIBOR. The funds will be returned to a Fund as a lender upon termination of the prefunded L/C loan (and upon satisfaction of all obligations). Under the terms of the prefunded L/C loan agreement, a lender, such as a Fund, may sell and assign all or a portion of its interest in the loan to another lender so long as the other lender is eligible and agrees to the terms and conditions of the prefunded L/C loan agreement.

Whenever the borrower needs funds, it draws against the prefunded L/C loan and the Agent Bank makes payment to the borrower by withdrawing some of the amount invested as deposits. Consequently, the lenders do not have to advance any additional funds at the time the borrower draws against the prefunded L/C loan facility. The prefunded L/C loan can be structured from the standpoint of the borrower as either (i) a revolving credit facility, where the borrower can reborrow, during the term of the loan, moneys it has paid back to the facility during the term of the loan, or (ii) a delayed draw term loan where the borrower may not reborrow, during the term of the loan, moneys it has paid back to the facility during the term of the loan.

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2.3.10.6 Risks of investments in corporate loans.

2.3.10.6.1 Creditworthiness. Indebtedness of companies with poor creditworthiness involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested. In addition, loans may be issued in leveraged or highly leveraged transactions. This means that the borrower is assuming large amounts of debt in order to have large amounts of financial resources to attempt to achieve its business objectives; there is no guarantee, however, that the borrower will achieve its business objectives. Loans issued in leveraged or highly leveraged transactions are subject to greater credit risks than other loans, including an increased possibility that the borrower may default or go into bankruptcy and a Fund may have more difficulty selling such investments because they are less liquid. The value of such loans is also more volatile.

2.3.10.6.2 Nonpayment of interest and/or principal. Corporate loans and other floating-rate debt instruments are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to a Fund, a reduction in the value of the investment and a potential decrease in the net asset value of a Fund.

2.3.10.6.3 Insufficient collateral. Some corporate loans may be secured by collateral, which may consist of various types of assets or interests including intangible assets, working capital assets, such as accounts receivable or inventory, or tangible fixed assets, such as real property, buildings and equipment, intangible assets, such as trademarks, copyrights and patent rights, or security interests in securities of subsidiaries or affiliates. The value of the collateral, however, may decline following investment by a Fund. Also, collateral may be difficult to sell and there are other risks which may cause the collateral to be insufficient in the event of a default. Consequently, there can be no assurance that the liquidation of any collateral securing a corporate loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, a Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a corporate loan. Collateral securing a corporate loan may lose all or substantially all of its value in the event of bankruptcy of a borrower. Some corporate loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the corporate loans to currently existing or future indebtedness of the corporate borrower or take other action detrimental to the holders of the corporate loans including, in certain circumstances, invalidating such corporate loans or causing interest previously paid to be refunded to the borrower. If interest were required to be refunded, it could negatively affect a Fund’s performance.

2.3.10.6.4 Publicly available information and ratings. Many corporate loans in which a Fund may invest may not be rated by a a nationally recognized statistical rating organization (NRSRO) such as Moody’s or S&P, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to corporate loans will generally be less than that

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available for registered or exchange listed securities. In evaluating the creditworthiness of borrowers, a manager may consider, and may rely in part, on analyses performed by others. Borrowers may have outstanding debt obligations that are rated below investment grade by the NRSRO. Corporate loans held by a Fund directly or as a participation interest or assignment of the loan may be assigned ratings below investment grade by the NRSRO, or unrated but judged by the Fund’s manager to be of comparable quality.

2.3.10.6.5 Liquidity of corporate loans. The Funds’ managers generally consider corporate loans, loan participations and assignments of corporate loans to be liquid. To the extent such investments are deemed to be liquid by the manager, they will not be subject to a Fund’s restrictions on investments in illiquid securities. Prefunded L/C term loans, delayed draw loans and receivables purchase facilities are somewhat newer types of loans to corporations, but generally also permit the lenders, including the Fund, to assign and transfer their interests in such loans to other parties. Generally, a liquid market with institutional buyers exists for such interests. Each manager monitors each type of loan and/or loan interest in which a Fund is invested to determine whether it is liquid consistent with the liquidity procedures adopted by the Fund.

However, no active trading market may exist for some corporate loans and some corporate loans may be subject to restrictions on resale. A secondary market in corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in a Fund’s net asset value. In addition, a Fund may not be able to readily dispose of its corporate loans at prices that approximate those at which a Fund could sell such loans if they were more widely-traded and, as a result of such illiquidity, a Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. During periods of limited supply and liquidity of corporate loans, a Fund’s yield may be lower.

2.3.10.6.6 Risks based on agent banks and/or intermediate participants. The Agent Bank is a lender that administers the corporate loan. The Agent Bank typically is responsible for collecting principal, interest and fee payments from the corporate borrower. The Agent Bank then distributes these payments to all lenders that are parties to the corporate loan. A Fund will not act as an Agent Bank. A Fund generally will rely on the Agent Bank or an Intermediate Participant to collect its portion of the payments. A Fund will also rely on the Agent Bank to take appropriate actions against a corporate borrower that is not making payments as scheduled. Typically, the Agent Bank is given broad discretion in enforcing the terms of the corporate loan, and is required to use only the same care it would use in the management of its own property. The corporate borrower compensates the Agent Bank for these services. Such compensation may include special fees paid at the start of corporate loans and other fees paid on a continuing basis.

In the event that a corporate borrower becomes bankrupt or insolvent, the borrower may attempt to assert certain legal defenses as a result of improper conduct by the Agent Bank or Intermediate Participant.

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There is a risk that an Agent Bank may have financial difficulty. An Agent Bank could even declare bankruptcy, or have a receiver, conservator, or similar official appointed for it by a regulatory authority. If this happens, assets held by the Agent Bank under the corporate loan should remain available to holders of corporate loans, including the Funds. However, a regulatory authority or court may determine that assets held by the Agent Bank for the benefit of a Fund are subject to the claims of the Agent Bank’s general or secured creditors. The Fund might incur costs and delays in realizing payment on a corporate loan or might suffer a loss of principal or interest. Similar risks arise in situations involving Intermediate Participants, as described above.

2.3.11 BANK OBLIGATIONS. Bank obligations, or instruments secured by bank obligations, include fixed, floating or variable rate certificates of deposit (CDs), letters of credit, time deposits, bank notes and bankers’ acceptances. CDs are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Time deposits are non-negotiable deposits that are held in a banking institution for a specified time at a stated interest rate. Bankers’ acceptances are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise. When a bank “accepts” a bankers’ acceptance, the bank, in effect, unconditionally agrees to pay the face value of the instrument upon maturity.

Certain Funds may invest in obligations of U.S. banks, foreign branches of U.S. banks, foreign branches of foreign banks, and U.S. branches of foreign banks that have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities. The Funds that are permitted to invest in bank obligations may invest in dollar-denominated certificates of deposit and bankers’ acceptances of foreign and domestic banks having total assets in excess of $1 billion, certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion, or cash and time deposits with banks in the currency of any major nation.

2.3.12 COMMERCIAL PAPER. Commercial paper typically refers to short-term obligations of banks, corporations and other borrowers with maturities of up to 270 days. A Fund may invest in domestic or foreign commercial paper. Investments in commercial paper are generally limited to obligations rated Prime-1 or Prime-2 by Moody’s or A-1 or A-2 by S&P or, if unrated, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody’s or AAA or AA by S&P. Certain Funds also may invest in lower rated commercial paper to the extent permitted by their policies on lower rated debt securities generally. See “ Description of Ratings of Corporate Obligations, Municipal Bonds, Municipal Notes, and Short-Term Debt Ratings “ for a more complete description of commercial paper ratings.

2.3.13 DEFERRED INTEREST AND PAY-IN-KIND BONDS. These are bonds issued at a discount that defer the payment of interest until a later date or pay interest through the issuance of additional bonds, known as pay-in-kind bonds. A Fund will accrue income on deferred interest bonds for tax and accounting purposes. Similarly, a Fund will be deemed to receive interest over the life of such bonds and be treated as if interest were paid on a current basis for federal income tax purposes, although no cash interest payments are received by the Fund until the cash payment date or until the bonds mature. This accrued income from both deferred interest and pay-in-kind

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bonds must be “distributed” to the insurance company shareholders each year, whether or not such distributions are paid in cash. To the extent such distributions are paid in cash, a Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use other sources such as sales of Fund shares. See “Lower-Rated and Unrated Securities” for more information about these bonds.

2.3.14 MORTGAGE-BACKED SECURITIES. These securities represent an ownership interest in a pool of mortgage loans originated by mortgage bankers, commercial banks, savings and loan associations savings banks and credit unions to finance purchases of homes, commercial buildings or other real estate. The individual mortgage loans are packaged or “pooled” together for sale to investors. These mortgage loans may have either fixed or adjustable interest rates. As the underlying mortgage loans are paid off, investors receive principal and interest payments. The primary issuers or guarantors of these securities are Ginnie Mae, Fannie Mae and Freddie Mac.

Ginnie Mae guarantees the principal and interest on Ginnie Mae securities and this guarantee is backed by the full faith and credit of the U.S. government. Ginnie Mae may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of mortgage-backed securities nor do they extend to the value of the Fund’s shares, which will fluctuate daily with market conditions.

Mortgage-backed securities from Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. Fannie Mae guarantees full and timely payment of all interest and principal, and Freddie Mac guarantees timely payment of interest and the ultimate collection of principal. Securities issued by Fannie Mae and Freddie Mac are supported only by the credit of the agency. There is no guarantee that the government would support government agency securities and, accordingly, they may involve a risk of non-payment of principal and interest. Nonetheless, because Fannie Mae and Freddie Mac are instrumentalities of the U.S. government, these securities are generally considered to be high quality investments having minimal credit risks. The yields on these mortgage securities have historically exceeded the yields on other types of U.S. government securities with comparable maturities due largely to their prepayment risk.

A Fund may invest in private mortgage securities. Private issuers of mortgage securities may be both the originators of the underlying mortgage loans as well as the guarantors of the mortgage securities. Pools of mortgage loans created by private issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. Government entities, private insurance companies or the mortgage poolers issue the insurance and guarantees. The insurance and guarantees and the creditworthiness of their issuers will be considered when determining whether a mortgage security meets a Fund’s quality standards. A Fund may buy mortgage securities without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, the manager determines that the securities meet the Fund’s quality standards.

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The mortgage securities in which a Fund invests differ from conventional bonds in that most mortgage-backed securities are pass-through securities, which means that they provide investors with monthly payments consisting of a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool (less Ginnie Mae’s, Freddie Mac’s or Fannie Mae’s fees and any applicable loan servicing fees). As a result, the holder of the mortgage securities (i.e., the Fund) receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing mortgage securities. This is called “prepayment risk.” For this reason, pass-through mortgage securities may be less effective than other types of U.S. government securities as a means of “locking in” long-term interest rates. In general, fixed-rate mortgage securities have greater exposure to this prepayment risk.

The market value of mortgage securities, like other U.S. government securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. While having less risk of a decline in value during periods of rapidly rising rates, mortgage securities may also have less potential for capital appreciation than other debt securities of comparable maturities as interest rates decline, due to the increased likelihood of mortgage prepayments. An unexpected rise in interest rates could extend the average life of a mortgage security because of a lower than expected level of prepayments, potentially reducing the security’s value and increasing its volatility. This is called “extension risk.” In view of these factors, the ability of a Fund to obtain a high level of total return may be limited under varying market conditions.

In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder’s principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

2.3.14.1 Adjustable rate mortgage securities (ARMS). ARMS, like traditional fixed-income mortgage securities, are interests in pools of mortgage loans and are issued or guaranteed by a federal agency or by private issuers. Unlike traditional mortgage securities, the mortgage loans underlying ARMS carry adjustable interest rates that are reset periodically. The interest rates paid on the ARMS in which a Fund may invest are generally readjusted at intervals of one year or less, although ARMS with longer resets such as three, five, seven and ten years are also permissible investments for the Funds.

In a changing interest rate environment, this reset feature acts as a buffer to reduce sharp changes in the ARMS’ value in response to normal interest rate fluctuations. However, the time interval between each interest reset causes the yield on the ARMS to lag behind changes in the market interest rate. As interest rates are reset on the underlying mortgages, the yields of the ARMS gradually re-align themselves to reflect changes in market rates so that their market values remain relatively stable compared to fixed-rate mortgage securities.

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As a result, ARMS also have less risk of a decline in value during periods of rising rates than if a Fund invested in more traditional long-term, fixed-rate securities. When interest rates decline, ARMS, like other mortgage securities, may have less potential for capital appreciation than other investments of comparable maturities due to the likelihood of increased prepayments of mortgages.

During periods of rising interest rates, this reset lag may result in a lower net asset value until the interest rate resets to market rates. Thus, you could suffer some principal loss if you sell your shares before the interest rates on the underlying mortgages reset to market rates. If prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund generally will be able to reinvest these amounts in securities with a higher current rate of return. However, a Fund will not benefit from increases in interest rates to the extent that interest rates exceed the maximum allowable annual or lifetime reset limits (or cap rates) for a particular mortgage security.

During periods of declining interest rates, the interest rates on the underlying mortgages may reset downward with a similar lag, resulting in lower yields to a Fund. As a result, the value of ARMS is unlikely to rise during periods of declining interest rates to the same extent as the value of fixed-rate securities. As with other mortgage-backed securities, declining interest rates may result in accelerated prepayments of mortgages, and a Fund may have to reinvest the proceeds from the prepayments at the lower prevailing rates.

In periods of more extreme fluctuation in interest rates, the resulting fluctuation in the value of the ARMS may affect a Fund’s net asset value. Also, a Fund’s net asset value could vary to the extent that current yields on mortgage-backed securities are different from market yields during interim periods between coupon reset dates.

For certain types of ARMS, the rate of amortization of principal, as well as interest payments on the underlying mortgages that collateralize the ARMs, change in accordance with movements in a pre-specified, published interest rate index. There are several categories of indices, including those based on U.S. Treasury securities, those derived from a calculated measure, such as a cost of funds index, or a moving average of mortgage rates and actual market rates. The amount of interest due to an ARMS holder is calculated by adding a specified additional amount, the “margin,” to the index, subject to limitations or “caps” on the maximum and minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

Caps and floors limit the maximum amount by which the loan rate to the residential borrower may change up or down (a) per reset or adjustment interval and (b) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization, which can extend the average life of the mortgage securities. Since most ARMs in a Fund’s portfolio will generally have annual reset limits or caps of 100 to 200 basis points, fluctuations in interest rates above these levels could cause the mortgage securities to “cap out” and to behave more like long-term, fixed-rate debt securities.

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2.3.14.2 Collateralized mortgage obligations (CMOs), real estate mortgage investment conduits (REMICs) and multi-class pass-throughs. A Fund may invest in certain debt obligations that are collateralized by mortgage loans or mortgage pass-through securities. These obligations may be issued or guaranteed by U.S. government agencies or issued by certain financial institutions and other mortgage lenders.

CMOs and REMICs may be issued by governmental or government-related entities or by private entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers and are secured by pools of mortgages backed by residential or various types of commercial properties. Privately issued CMOs and REMICs include obligations issued by private entities that are collateralized by (a) mortgage securities issued by Freddie Mac, Fannie Mae or Ginnie Mae, (b) pools of mortgages that are guaranteed by an agency or instrumentality of the U.S. government, or (c) pools of mortgages that are not guaranteed by an agency or instrumentality of the U.S. government and that may or may not be guaranteed by the private issuer.

Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on the underlying collateral provides the funds to pay the debt service on CMOs or REMICs or to make scheduled distributions on the multi-class pass-through securities. Unless the context indicates otherwise, the discussion of CMOs below may also apply to REMICs and multi-class pass-through securities.

A CMO is a mortgage-backed security that separates mortgage pools into short-, medium-, and long-term components. Each component pays a fixed rate of interest at regular intervals. These components enable an investor to predict more accurately the pace at which principal is returned. A Fund may buy CMOs that are:

(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

(2) collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and the guarantee is collateralized by U.S. government securities; or

(3) securities in which the proceeds of the issuance are invested in mortgage securities, and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

CMOs are issued in multiple classes. Each class, often referred to as a “tranche,” is issued at a specified coupon rate or adjustable rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying CMOs may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly or semiannual basis. The principal and

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interest on the mortgages underlying CMOs may be allocated among the several classes in many ways. In a common structure, payments of principal on the underlying mortgages, including any principal prepayments, are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class until all other classes having an earlier stated maturity or final distribution date have been paid in full.

One or more tranches of a CMO may have coupon rates that reset periodically at a specified increment over an index, such as LIBOR. Floating-rate CMOs may be backed by fixed- or adjustable-rate mortgages. To date, fixed-rate mortgages have been more commonly used for this purpose. Floating-rate CMOs are typically issued with lifetime “caps” on the coupon rate. These caps, similar to the caps on ARMS, represent a ceiling beyond which the coupon rate may not be increased, regardless of increases in the underlying interest rate index.

Timely payment of interest and principal (but not the market value and yield) of some of these pools is supported by various forms of insurance or guarantees issued by private issuers, those who pool the mortgage assets and, in some cases, by U.S. government agencies. Prepayments of the mortgages underlying a CMO, which usually increase when interest rates decrease, will generally reduce the life of the mortgage pool, thus impacting the CMO’s yield. Under these circumstances, the reinvestment of prepayments will generally be at a rate lower than the rate applicable to the original CMO.

Some of the CMOs in which a Fund may invest may have less liquidity than other types of mortgage securities. As a result, it may be difficult or impossible to sell the securities at an advantageous price or time under certain circumstances.

To the extent any privately issued CMOs in which a Fund invests are considered by the SEC to be an investment company, a Fund will limit its investments in such securities in a manner consistent with the provisions of the 1940 Act.

Yields on privately issued CMOs have been historically higher than the yields on CMOs issued and guaranteed by U.S. government agencies or instrumentalities. The risk of loss due to default on privately issued CMOs, however, is higher since the U.S. government does not guarantee them.

REMICs, which are authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages that collateralize the REMICs in which a Fund may invest include mortgages backed by Ginnie Maes or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency or instrumentality.

2.3.14.3 Caps and floors. The underlying mortgages that collateralize ARMS and CMOs will frequently have caps and floors that limit the maximum amount by which the loan rate to the borrower may change up or down (a) per reset or adjustment interval and (b) over the life of the

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loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

2.3.14.4 Resets. The interest rates paid on ARMS and CMOs generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index, although some securities in which the Fund may invest may have intervals as long as five years. There are three main categories of indices: those based on LIBOR, those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly used indices include the one-, three-, and five-year constant-maturity Treasury rates; the three-month Treasury bill rate; the 180-day Treasury bill rate; rates on longer-term Treasury securities; the 11th District Federal Home Loan Bank Cost of Funds; the National Median Cost of Funds; the one-, three-, six-month, or one-year LIBOR; the prime rate of a specific bank; or commercial paper rates. Some indices, such as the one-year constant-maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds, tend to lag behind changes in market interest rate levels and tend to be somewhat less volatile.

2.3.14.5 Mortgage dollar rolls. A Fund may enter into mortgage dollar rolls. In a mortgage dollar roll, a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the period between the sale and repurchase (the “roll period”), the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale.

For each mortgage dollar roll transaction, a Fund will cover the roll by segregating on its books an offsetting cash position or a position of liquid securities of equivalent value. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the mortgage dollar roll contract price.

Successful use of mortgage dollar rolls depends on the manager’s ability to predict correctly interest rates and mortgage prepayments. A Fund could suffer a loss if the contracting party fails to perform the future transaction and the Fund is therefore unable to buy back the mortgage-backed securities it initially sold. The Fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk).

Funds generally enter into mortgage dollar rolls only with high quality government securities dealers and member banks of the Federal Reserve System.

2.3.14.6 Stripped mortgage securities. A Fund may invest in stripped mortgage securities, which are derivative multi-class mortgage securities. The stripped mortgage-backed securities in which a Fund may invest will not be limited to those issued or guaranteed by agencies or instrumentalities of the U.S. government, although such securities are more liquid than privately issued stripped mortgage-backed securities.

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Stripped mortgage securities are usually structured with two classes, each receiving different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security has one class that receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class receives all of the interest (the interest-only or “IO” class), while the other class receives all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the yield to maturity of any IO class held by a Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup its initial investment fully, even if the securities are rated in the highest rating categories, AAA or Aaa, by S&P or Moody’s, respectively.

Stripped mortgage-backed securities have greater market volatility than other types of mortgage securities in which a Fund invests and are purchased and sold by institutional investors, such as a Fund, through several investment banking firms acting as brokers or dealers. Some of these securities may be illiquid. The staff of the SEC has indicated that only government-issued IO or PO securities that are backed by fixed-rate mortgages may be deemed to be liquid, if procedures with respect to determining liquidity are established by the board. The board may, in the future, adopt procedures that would permit a Fund to acquire, hold and treat as liquid government-issued IO and PO securities. At the present time, however, all such securities will be treated as illiquid and, together with other illiquid investments, will not exceed the Fund’s limit on investments in illiquid securities. This position may be changed in the future, without notice to shareholders, in response to the SEC staff’s continued reassessment of this matter, as well as to changing market conditions.

Mortgage loan pools offering pass-through investments in addition to those described above may be created in the future. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term, fixed-rate mortgages. As new types of mortgage securities are developed and offered to investors, a Fund may invest in them if they are consistent with the Fund’s goals, policies and quality standards.

2.3.15 ASSET-BACKED SECURITIES. A Fund may invest in mortgage-related asset-backed securities, including adjustable-rate asset-backed securities that have interest rates that reset at periodic intervals. Asset-backed securities are similar to mortgage-backed securities. The underlying assets, however, may include receivables on home equity loans backed by lien mortgages and loans that facilitate the purchase of manufactured homes, and other assets. Asset-backed securities are issued in either a pass-through structure (similar to a mortgage pass-through structure) or a pay-through structure (similar to a CMO structure). There may be other types of asset-backed securities that will be developed in the future in which a Fund may invest. The rate of principal payment on asset-backed securities generally depends on the rate of

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principal payments received on the underlying assets. The payment rate may be affected by various economic and other factors. Therefore, the yield may be difficult to predict, and actual yield to maturity may be more or less than the anticipated yield to maturity.

The credit quality of most asset-backed securities depends primarily on the credit quality of the underlying assets, how well the issuers of the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support, if any, provided to the securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on the underlying assets to make payments, asset-backed securities may contain elements of credit support. Credit support falls into two categories: (i) liquidity protection and (ii) protection against losses from the default by an obligor on the underlying assets. Liquidity protection refers to advances, generally provided by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses from the default by an obligor enhances the likelihood of payments of the obligations on at least some of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction, or through a combination of these approaches. A Fund will not pay any additional fees for credit support, although the existence of credit support may increase the price of a security.

Examples of credit support arising out of the structure of the transaction include “senior subordinated securities” (multiple class securities with one or more classes that are subordinate to the other classes with respect to the payment of principal and interest, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a part of the payments on the underlying assets, are held in reserve against future losses), and “over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments on the securities and pay any servicing or other fees). The degree of credit support provided generally is based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in the securities.

Like mortgage securities, asset-backed securities are subject to prepayment risk and extension risk. Asset-backed securities also entail certain risks not presented by mortgage-backed securities as they do not have the benefit of the same type of security interests in the underlying collateral. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

2.3.16 STRIPPED SECURITIES. Stripped securities are the separate income and principal components of a debt security. Once the securities have been stripped, the principal portion may be referred to as a zero coupon security or as a “principal-only strip.” Stripped securities do not make periodic payments of interest prior to maturity and the stripping of the interest coupons

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causes them to be offered at a discount from their face amount. This results in the security being subject to greater fluctuations in response to changing interest rates than interest-paying securities of similar maturities. Stripped securities include: U.S. Treasury STRIPS, Stripped Government Securities, Stripped Obligations of the Financing Corporation (FICO STRIPS), Stripped Corporate Securities, and Stripped Eurodollar Obligations.

2.3.16.1 U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) are considered U.S. Treasury securities for purposes of a Fund’s investment policies. Their risks are similar to those of other U.S. government securities, although they may be more volatile. The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system.

2.3.16.2 Stripped government securities are issued by the U.S. government and its agencies and instrumentalities, by a variety of tax-exempt issuers (such as state and local governments and their agencies and instrumentalities), and by “mixed-ownership government corporations.”

2.3.16.3 FICO STRIPS represent interests in securities issued by the Financing Corporation (FICO). FICO is the financing vehicle for the recapitalization of the Federal Savings and Loan Insurance Corporation (FSLIC). FICO STRIPS are not backed by the full faith and credit of the U.S. government but are generally treated as U.S. government agency securities.

2.3.16.4 Stripped corporate securities are zero coupon securities issued by domestic corporations. They consist of corporate debt obligations without interest coupons, interest coupons that have been stripped from corporate debt obligations, and receipts and certificates for stripped debt obligations and stripped coupons.

2.3.16.5 Stripped eurodollar obligations are stripped debt obligations denominated in U.S. dollars that are issued by foreign issuers, often subsidiaries of domestic corporations.

2.3.17 U.S. GOVERNMENT SECURITIES. U.S. government securities include: (1) U.S. Treasury obligations with varying interest rates, maturities and dates of issuance, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (original maturities of one to ten years) and U.S. Treasury bonds (generally original maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities such as Ginnie Mae, the Export-Import Bank and the Farmers Home Administration. Some of the Funds’ investments will include obligations that are supported by the full faith and credit of the U.S. government. In the case of U.S. government securities that are not backed by the full faith and credit of the U.S. government (e.g., obligations of the Fannie Mae or Freddie Mac), the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. government in the event the agency or instrumentality does not meet its commitments.

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2.3.17.1 Mortgage Securities. Please refer to the foregoing discussion of Mortgage-Backed Securities for a description of the features and risks of Ginnie Mae, Fannie Mae and Freddie Mac mortgage securities.

2.3.17.2 Small Business Administration (SBA) securities are pools of loans to small businesses that are guaranteed as to principal and interest by the SBA, and supported by the full faith and credit of the U.S. government. SBA loans generally have variable interest rates that are set at a premium above the prime rate, and generally have no interest rate caps or floors. The terms on SBA loans currently range from 7 to 25 years from the time they are issued. As with mortgage-backed securities such as Ginnie Maes, prepayments can greatly change realized yields for SBA securities. While the prepayment rate of mortgage-backed securities has generally been a function of market interest rates, the prepayment rate of SBA securities has historically depended more on the purpose and term of the loan and the rate of borrower default. Shorter-term SBA loans have had the highest prepayment rates, particularly if the loans were for working capital; long-term, real-estate backed SBA loans prepay much more slowly. SBA securities are sometimes offered at a premium above their principal amount, which increases the risks posed by prepayment.

2.3.18 U.S. TREASURY ROLLS. In “U.S. Treasury rolls,” a Fund sells outstanding U.S. Treasury securities and buys back “when-issued” U.S. Treasury securities of slightly longer maturity for simultaneous settlement on the settlement date of the “when-issued” U.S. Treasury security. Two potential advantages of this strategy are (1) the Fund can regularly and incrementally adjust its weighted average maturity of its portfolio securities (which otherwise would constantly diminish with the passage of time); and (2) in a normal yield curve environment (in which shorter maturities yield less than longer maturities), a gain in yield to maturity can be obtained along with the desired extension.

During the period before the settlement date, the Fund continues to earn interest on the securities it is selling. It does not earn interest on the securities that it is purchasing until after the settlement date. The Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. Funds generally enter into U.S. Treasury rolls only with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System.

2.3.19 TREASURY INFLATION-PROTECTED SECURITIES. A Fund may invest in Treasury Inflation-Protected Securities (TIPS), which are issued by the U.S. Treasury. TIPS are designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. The interest rate paid on TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity. The U.S. Treasury has guaranteed repayment of these securities at maturity of at least their face value in the event of sustained deflation.

2.3.20 MUNICIPAL SECURITIES. Municipal securities are issued by state and local governments, their agencies and authorities, as well as by the District of Columbia and U.S.

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territories and possessions, to borrow money for various public or private projects. The issuer pays a fixed, floating or variable rate of interest, and must repay the amount borrowed (the “principal”) at maturity.

2.3.21 ZERO COUPON BONDS. Zero coupon bonds are debt obligations that are issued at a significant discount from the value set forth on the face of the bond. The original discount approximates the total amount of interest the bonds will accumulate and compounds over the period until maturity or the first interest accumulation date at a rate of interest reflecting the market rate of the security at the time of issuance. Although a zero coupon bond pays no interest to its holder during its life, a Fund will be deemed to have received income on such investments for tax and accounting purposes. That income is distributable to shareholders even though no cash is received at the time of accrual, which may require the liquidation of other portfolio securities to satisfy the Fund’s distribution obligations. Zero coupon bonds may include stripped securities as noted above.

Zero coupon or deferred interest securities are debt securities that make no periodic interest payments before maturity or a specified date when the securities begin paying current interest (the “cash payment date”), and therefore are generally issued and traded at a discount from their face amount or par value. The discount varies depending on the time remaining until maturity or the cash payment date, as well as prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date approaches.

The value of zero coupon securities is generally more volatile than the value of other fixed-income securities that pay interest periodically. Zero-coupon securities are also likely to respond to changes in interest rates to a greater degree than other fixed-income securities having similar maturities and credit quality.

2.4	DERIVATIVE SECURITIES

2.4.1 IN GENERAL. In general, derivative securities are those securities whose values are dependent upon the performance of one or more securities, indices or currencies.

Derivatives may be used for “hedging,” which means that they may help manage risks relating to interest rates, currency fluctuations and other market factors. They also may be used to increase liquidity or to invest in a particular stock or bond in a more efficient or less expensive way.

2.4.2 FUTURES CONTRACTS. A futures contract is a standard binding agreement to buy or sell a specified quantity or grade of a commodity or a broad-based stock index at a later date. In general, commodities include most agricultural products, such as wheat, cotton and rice, other types of goods and articles, and all services, rights, and interests in which the contract calls for a future delivery of the item at a predetermined price. A futures contract for the sale and purchase of a financial instrument, such as a security, is considered a futures contract on a commodity. Although futures contracts by their terms call for the actual delivery or acquisition of the commodities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract and without the parties having to make or take delivery. A

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contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities, commodities, or cash. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it buys or sells futures contracts.

A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the securities or commodity called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the securities or commodities called for by the contract at a specified price on a specified date. The purpose of the acquisition or sale of a futures contract is to attempt to protect the Fund from fluctuations in the price of portfolio securities or of commodities that may have an effect on the price of portfolio securities, without actually buying or selling the underlying security or commodity. Futures contracts have been designed by exchanges that have been designated “contracts markets” by the Commodity Futures Trading Commission (CFTC) and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. The exchanges guarantee performance of the contracts as between the clearing members of the exchange.

A purchase or sale of a futures contract may result in losses in excess of the amount invested. A Fund may not be able to properly hedge its securities where a liquid secondary market is unavailable for the futures contract the Fund wishes to close. In addition, there may be an imperfect correlation between movements in the securities, commodities or foreign currency on which the futures or options contract is based and movements in the securities or currency held by the Fund or the commodity which may have an effect on the securities held by the Fund. Adverse market movements could cause the Fund to lose up to its full investment in a call option contract and/or to experience substantial losses on an investment in a futures contract. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option.

Although the manager believes that the use of futures contracts may benefit certain Funds, if the manager’s investment judgment about the general direction of interest or currency exchange rates or commodity prices is incorrect, a Fund’s overall performance would be poorer than if it had not entered into any such contract. For example, if a Fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the bonds which it has hedged because it will have offsetting losses in its futures positions. Similarly, if a Fund sells a foreign currency futures contract and the U.S. dollar value of the currency unexpectedly increases, the Fund will lose the beneficial effect of the increase on the value of the security denominated in that currency. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Sales of securities may be, but are not necessarily, at increased prices that reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

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The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general trends in the price of the underlying commodity, currency or securities index by the manager may still not result in a successful transaction.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and, therefore, does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

The Funds that are authorized to engage in futures transactions generally purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist. A Fund may not be able to achieve a perfect correlation between its futures positions and portfolio positions in corporate fixed-income securities because futures contracts based on these securities are not currently available.

Futures contracts that are traded on foreign exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, foreign futures contracts may be subject to varied regulatory oversight. The price of any foreign futures contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

A Fund may enter into futures contracts on foreign currencies, interest rates, or on debt securities that are backed by the full faith and credit of the U.S. government, such as long-term U.S. Treasury bonds, Treasury notes, Ginnie Mae modified pass-through mortgage-backed securities, and three-month U.S. Treasury bills. In addition, certain Funds may enter into futures contracts for commodities in other types of commodity groups, including energy, livestock, agriculture,

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industrial metals and precious metals. A Fund also may enter into futures contracts on corporate securities and non-U.S. government debt securities, but such futures contracts are not currently available.

At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment (initial deposit). Daily thereafter, the futures contract is valued and the payment of “variation margin” may be required since each day the Fund would provide or receive cash that reflects any decline or increase in the contract’s value. In addition, the Fund must maintain with its custodian bank, to the extent required by the rules of the Securities and Exchange Commission (SEC), assets in a segregated account to cover its obligations with respect to such contract, which will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the market value of such futures contract or related option.

At the time of delivery of debt securities on the settlement date of a contract for future delivery of debt securities, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

A Fund will not engage in transactions in futures contracts for speculation. Futures contracts may be used as a hedge against changes resulting from market conditions in the values of its securities or securities that it intends to buy or to attempt to protect a Fund from fluctuations in price of portfolio securities, currencies in which they are denominated or to which they are exposed, or of commodities that might affect the price of portfolio securities without actually buying or selling the underlying security, currency or commodity.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Funds do not believe that these trading and positions limits will have an adverse impact on the Funds’ strategies for hedging their portfolios.

2.4.2.1 Financial futures. Financial futures contracts are commodity contracts that obligate the purchaser or seller to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index, during a specified future period at a specified price.

Although financial futures contracts by their terms call for the actual delivery or acquisition of securities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or cash. The obligation to make or take delivery is ended by buying (or selling, as the case may be) on an exchange an identical financial futures contract calling for delivery in the same month. All transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded. The Fund will incur brokerage fees when it buys or sells financial futures.

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2.4.2.2 Futures contracts on non-financial commodities. Certain Funds may enter into futures contracts for commodities in other types of commodity groups, including energy, livestock, agriculture, industrial metals and precious metals. These Funds generally enter into such futures contracts (and any related options) only for hedging purposes. They generally do not actually take receipt or make delivery of these types of non-financial commodities and will usually enter into an offsetting futures contract to insure that the transaction is closed out prior to the delivery date contemplated under the futures contract. In addition to the risk associated with futures contracts in general, a futures contract for non-financial commodities presents the risk that the offsetting contract may fail and the counterparty to the initial futures contract may demand a party’s performance or sue for damages. The CFTC has established certain regulatory safeguards that seek to reduce this risk.

2.4.2.3 Options on futures contracts. A Fund may purchase and “write” (sell) options on futures contracts for hedging purposes only. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or currency. Depending on the price of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities, securities index or currency, the option may be less risky than direct ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance, or appreciation in the value of a foreign currency against the U.S. dollar.

If a Fund writes a call option on a futures contract and the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, which may provide a partial hedge against any decline that may have occurred in the value of the Fund’s holdings. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which may provide a partial hedge against any increase in the price of securities that the Fund intends to purchase. If a put or call option a Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Fund’s losses from options on futures may be affected by changes in the value of its portfolio securities.

The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In writing options on futures, a Fund’s loss is potentially unlimited and may exceed the amount of the premium received. Also, a Fund may not be able to properly hedge its securities or close out option contract positions if a liquid secondary market is unavailable for the option the Fund wishes to close. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

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2.4.2.4 Bond index futures and options on such futures. A Fund may buy and sell futures contracts based on an index of debt securities and options on such futures contracts to the extent they currently exist and, in the future, may be developed. The Fund also may conduct futures and options transactions based on an index that may be developed in the future to correlate with price movements in certain categories of debt securities. A Fund’s investment strategy in employing futures contracts based on an index of debt securities may be similar to that used by it in other financial futures transactions. A Fund also may buy and write put and call options on such index futures and enter into closing transactions with respect to such options.

2.4.2.5 Stock index futures and options on such futures. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and end of the contract period. A Fund may buy and sell stock index futures contracts and options on stock index futures contracts that trade on domestic exchanges and, to the extent such contracts have been approved by the CFTC for sale to customers in the U.S., on foreign exchanges. In general, these Funds may invest in index futures for hedging purposes. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contracts value.

2.4.2.6 Stock index futures contracts obligate the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

A Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset a possible decrease in market value of its equity securities. When a Fund is not fully invested in stocks and anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of common stocks that it intends to buy.

2.4.2.7 Options on stock index futures. To hedge against risks of market price fluctuations, a Fund may buy and sell call and put options on stock index futures. The need to hedge against these risks will depend on the extent of diversification of the Fund’s common stock portfolio and the sensitivity of such investments to factors influencing the stock market as a whole.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the writer of the option will deliver to the holder of the option the accumulated balance in the writer’s futures margin account representing the amount that the market price of the futures contract, at exercise, exceeds in the case of a call, or is less than in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day before the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

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2.4.2.8 Future developments. The Funds may take advantage of opportunities in the area of options, futures, and options in futures and any other derivative investments that are not presently contemplated for use by the Funds or that are not currently available but which may be developed, to the extent such opportunities are consistent with the Funds’ investment goals and legally permissible for the Funds.

Unless otherwise noted in a Fund’s policies, none of the Funds permitted to purchase or sell futures contracts will purchase or sell futures contracts or options on futures contracts if, immediately thereafter, the aggregate amount of initial margin deposits on all the futures positions of the Fund and the premiums paid on options on futures contracts would exceed 5% of the market value of the Fund’s total assets.

2.4.3 FORWARD CONVERSIONS. In a forward conversion, a Fund buys securities and writes call options and buys put options on such securities. By purchasing puts, a Fund protects against depreciation in value of an underlying security. By selling calls on the same security, a Fund receives premiums that may offset part or all of the cost of purchasing the puts, but also foregoes the opportunity for appreciation in the value of the underlying security. A Fund will not exercise a put it has purchased while a call option on the same security is outstanding.

Although it is generally intended that the exercise price of put and call options would be identical, situations might occur in which some option positions are acquired with different exercise prices. Therefore, a Fund’s return may depend in part on movements in the price of the underlying security.

2.4.4 OPTIONS. A stock option is a contract that provides the holder the right to buy or sell shares of the stock at a fixed price, within a specified period of time. An option on a stock index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index’s closing price and the option’s exercise price.

Unless otherwise noted in a Fund’s policies, the value of the underlying securities on which options may be “written” (sold) at any one time will not exceed 15% of the Fund’s assets. Nor will a Fund purchase put or call options if the aggregate premium paid for such options would exceed 5% of its assets at the time of purchase.

A Fund may write (sell) covered put and call options and buy put and call options on securities listed on a national securities exchange and in the over-the-counter (OTC) market. Additionally, a Fund may “close out” options it has entered into.

A call option gives the option holder the right to buy the underlying security from the option writer at the option exercise price at any time prior to the expiration of the option. A put option gives the option holder the right to sell the underlying security to the option writer at the option exercise price at any time prior to the expiration of the option. The OTC market is the dealer-to-dealer market in securities, or in this case, option securities in which the Fund may buy or sell.

A Fund’s options investments involve certain risks. The effectiveness of an options strategy depends on the degree to which price movements in the underlying securities correlate with price

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movements in the relevant portion of the Fund’s portfolio. In addition, the Fund bears the risk that the prices of its portfolio securities will not move the same amount as the option it has purchased, or that there may be a negative correlation that would result in a loss on both the securities and the option. If the manager is not successful in using options in managing a Fund’s investments, the Fund’s performance will be worse than if the manager did not employ such strategies.

When trading options on foreign exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. The purchaser of an option can lose the amount of the premium plus related transaction costs. Moreover, a Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements associated with option writing.

Options on securities traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options, no secondary market on an exchange may exist and a Fund may have difficulty effecting closing transactions in particular options. Therefore, the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities where a buyer exercises put or call options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers’ orders.

A Fund also may use “collars.” A “collar” position combines a long put option (the right of the Fund to sell a specific security within a specified period) with a short call option (the right of the counterparty to buy the same security) in a single instrument. The Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option.

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2.4.4.1 Buying call and put options on securities. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

A Fund may buy call options on securities that it intends to buy in order to limit the risk of a substantial increase in the market price of the security before the purchase is effected. A Fund also may buy call options on securities held in its portfolio and on which it has written call options.

As the holder of a put option, a Fund has the right to sell the underlying security at the exercise price at any time during the option period. A Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire.

A Fund may buy a put option on an underlying security or currency owned by the Fund (a protective put) as a hedging technique in order to protect against an anticipated decline in the market value of the security. Such hedge protection is provided only during the life of the put option when a Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price, regardless of any decline in the underlying security’s market price or currency’s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security when the manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the security is eventually sold.

A Fund also may buy put options at a time when it does not own the underlying security. By buying put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

2.4.4.2 Writing covered call and put options on securities. A Fund may write options to generate additional income and to hedge its portfolio against market or exchange rate movements. The writer of covered calls gives up the potential for capital appreciation above the exercise price of the option should the underlying stock rise in value. If the value of the underlying stock rises above the exercise price of the call option, the security may be “called away” and a Fund required to sell shares of the stock at the exercise price. A Fund will realize a gain or loss from the sale of the underlying security depending on whether the exercise price is greater or less than the purchase price of the stock. Any gain will be increased by the amount of the premium received from the sale of the call; any loss will be decreased by the amount of the premium received. If a covered call option expires unexercised, a Fund will realize a gain in the amount of the premium received. If, however, the stock price decreases, the hedging benefit of the covered call option is limited to the amount of the premium received.

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A call option written by a Fund is “covered” if a Fund:

(a)	owns the underlying security that is subject to the call; or
(b)	has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio.

A call option is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held:

(a)	is equal to or less than the exercise price of the call written; or
(b)	is greater than the exercise price of the call written if the difference in exercise prices is maintained by a Fund in cash and marketable securities.

Options may be written in connection with “buy-and-write” transactions; that is, a Fund may purchase a security and then write a call option against that security. The exercise price of the call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below (in-the-money), equal to (at-the-money), or above (out-of-the-money) the current value of the underlying security at the time the option is written.

When a Fund writes a covered call option, the underlying securities that are subject to the call will be held in a segregated account (or escrow) with the Fund’s custodian. It will be unable to sell the underlying securities that are subject to the call until it either effects a closing transaction with respect to the call, or otherwise satisfies the conditions for release of the underlying securities from escrow, as may be imposed by the broker through which the call is effected. In addition, if the broker fails to timely issue instructions to the Fund’s custodian to permit the release of the underlying security when the escrow is no longer required, the Fund may be unable to sell the securities when it desires to do so.

The writer of covered puts retains the risk of loss should the underlying security decline in value. If the value of the underlying stock declines below the exercise price of the put option, the security may be “put to” a Fund and the Fund required to buy the stock at the exercise price. A Fund will incur an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, the loss will be offset at least in part by the premium received from the sale of the put. If a put option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

A put option written by the Fund is “covered” if the Fund maintains cash and marketable securities with a value equal to the exercise price in a segregated account with its custodian bank. A put option is also covered if the Fund holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be

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assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.

If the writer of an option wants to terminate its obligation, the writer may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the holder of an option may liquidate its position by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction may be made at the time desired by a Fund.

Effecting a closing transaction in the case of a written call option allows the Fund to write another call option in the underlying security with a different exercise price, expiration date or both. In the case of a written put option, a closing transaction allows the Fund to write another covered put option. Effecting a closing transaction also allows the cash or proceeds from the sale of any securities subject to the option to be used for other Fund investments. If the Fund wants to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option. Likewise, a Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option. Increases in the market price of a call option will generally reflect increases in the market price of the underlying security. As a result, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

2.4.4.3 Options on stock indices. A Fund also may buy and sell both call and put options on stock indices in order to hedge against the risk of market or industry-wide stock price fluctuations or to increase income to the Fund. Call and put options on stock indices are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater (or less, in the case of puts) than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified number. Thus, unlike stock options, all settlements are in cash, and gain or loss depends on the price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stock.

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When a Fund writes an option on a stock index, the Fund may cover the option by owning securities whose price changes, in the opinion of the manager, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. The Funds also may cover the option by establishing a segregated account containing cash or marketable securities with its custodian bank in an amount at least equal to the market value of the underlying stock index. The Fund will maintain the account while the option is open or it will otherwise cover the transaction.

A Fund’s ability to effectively use options on stock indices depends on the degree to which price movements in the underlying index or underlying securities correlate with price movements in the relevant portion of the Fund’s portfolio. Inasmuch as these securities will not duplicate the components of any index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of the securities underlying the option will not move in the same amount as the option. It is also possible that there may be a negative correlation between the index and the hedged securities that would result in a loss on both the securities and the instrument. Accordingly, successful use by a Fund of options on stock indices will be subject to the manager’s ability to predict correctly movements in the direction of the securities markets generally or of a particular segment. This requires different skills and techniques than predicting changes in the prices of individual stocks.

Positions in stock index options may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option at any specific time. Thus, it may not be possible to close an option position. The inability to close options positions could have an adverse impact on the Fund’s performance.

2.4.4.4 Over-the-counter (OTC) options. Like exchange traded options, OTC options give the holder the right to buy, in the case of OTC call options, or sell, in the case of OTC put options, an underlying security from or to the writer at a stated exercise price. OTC options, however, differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done based on information from market makers. OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange traded options and the writer of an OTC option is paid the premium in advance by the dealer.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. A Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. A Fund may suffer a loss if it is not able to exercise or sell its position on a timely basis. When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Fund originally wrote the option. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

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The Funds understand the current position of the staff of the SEC to be that purchased OTC options are illiquid securities and that the assets used to cover the sale of an OTC option are considered illiquid. The Funds and the manager disagree with this position. Nevertheless, pending a change in the staff’s position, the Funds will treat OTC options and “cover” assets as subject to a Fund’s limitation on illiquid securities.

2.4.4.5 Spread and straddle options transactions. In “spread” transactions, a Fund buys and writes a put or buys and writes a call on the same underlying security with the options having different exercise prices, expiration dates, or both. In “straddles,” a Fund purchases or writes combinations of put and call options on the same security. When a Fund engages in spread and straddle transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. Because these transactions require a Fund to buy and or write more than one option simultaneously, the Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the Fund was to buy or sell a single option. Similarly, costs incurred by a Fund in connection with these transactions will in many cases be greater than if the Fund was to buy or sell a single option.

2.4.5 SWAPS, CAPS AND FLOORS. A Fund may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. A Fund will enter into these transactions primarily, among other things, to preserve a return or spread on a particular investment or portion of its portfolio; to protect against any increase in the price of securities the Fund anticipates purchasing at a later date; to shorten the effective duration of its portfolio investments; or for cash management purposes. To the extent applicable, each Fund generally uses these transactions as a hedge and not as a speculative investment. A Fund will not sell interest rate caps or floors it does not own. Interest rate swaps, caps and floors generally are considered to be “derivative securities.”

Swap agreements are contracts between a Fund and, typically, a brokerage firm, bank or other institutional buyers (swap counterparty) for periods ranging from a few days to more than a year. In a basic swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of value of predetermined investments or instruments (swap transaction). The notional amount is the set dollar or other currency value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties do not actually invest the notional amount in any investment or instrument. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples are investments in a particular security, at a particular fixed or variable interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. In some cases, for example, currency swaps, the swap agreement may include the delivery of the entire principal value of one designated currency for the other designated currency.

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A Fund will generally enter into swap agreements on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund’s obligations (or rights) under a swap agreement on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the Fund). If the swap agreement provides for other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis. To limit potential leveraging of a Fund’s portfolio, where applicable, each Fund has adopted procedures to cover any accrued but unpaid net or full amounts owed to a swap counterparty by designating, on a daily basis, as segregated, liquid assets (not otherwise encumbered) equal in current market value to such swap amounts owed. Under the procedures, the Fund designates the segregated assets by appropriate notation on the books of the Fund or its custodian. To the extent the Fund enters into swap agreements for good faith hedging purposes and the Fund’s swap obligations are fully covered by an offsetting asset or right of the Fund, the obligations will not be subject to the Fund’s segregated assets procedures. To the extent applicable, the Funds and their managers believe that swap agreement obligations that are covered, either by an offsetting asset or right or by the Fund’s segregated assets procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the Fund’s borrowing restrictions.

The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether a Fund will be successful in using swap agreements to achieve its investment objective depends on the ability of the manager correctly to predict which types of investments are likely to produce greater returns. If the manager, in using swap agreements, is incorrect in its forecasts of market values, interest rates, currency exchange rates or other applicable factors, the investment performance of the Fund will be less than its performance would be using other investments.
The risk of loss to a Fund for swap transactions on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is the loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

Because swap agreements may have terms of greater than seven days, they may be illiquid and, therefore, subject to the Fund’s limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, the Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. The swap markets have grown substantially in recent years, however, with a large number of banks and investment banking firms acting both as principals

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and agents, utilizing standardized swap documentation. As a result, the swap markets have become relatively liquid in comparison with markets for other derivative instruments that are traded in the interbank market.

Swap agreements are not traded on exchanges and are not subject to government regulation like exchange markets. As a result, swap participants are not as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Fund is subject to the risk of the inability or refusal to perform such agreement by the counterparty. No limitations on daily price movements or speculative position limits apply to swap transactions. Counterparties may, however, limit the size or duration of positions to the Fund as a consequence of credit considerations. The Fund risks the loss of the accrued but unpaid amount under a swap agreement, which could be substantial, in the event of default by or insolvency or bankruptcy of a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund’s rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses. To the extent applicable, each Fund’s manager will approve a counterparty for a swap agreement of the Fund only if the manager deems the counterparty to be creditworthy under the Fund’s Counterparty Credit Review Standards, adopted and reviewed annually by the board.

Certain Internal Revenue Service positions may limit the Fund’s ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect the Fund’s ability to benefit from using swap agreements, or could have adverse tax consequences.

2.4.5.1 Interest rate swaps, caps and floors. An interest rate swap is an agreement between two parties to exchange interest rate obligations, one based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime, commercial paper, or other benchmarks). By swapping fixed payments for floating payments, an interest rate swap is a vehicle to hedge interest rate risk. A Fund will generally enter into interest rate swap agreements on a net basis. The obligations to make repayment of principal on the underlying securities are not exchanged. Similarly, the right to receive such repayment of principal is not transferred. In addition, interest rate swaps generally do not involve the delivery of securities, other underlying assets or principal. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor.

Interest rate swap transactions generally require the participation of an intermediary, frequently a bank. For example, the first entity, which holds a fixed-rate obligation, transfers the obligation to the intermediary. The first entity is then obligated to pay to the intermediary a floating rate of

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interest, generally including a fractional percentage as a commission for the intermediary. The intermediary also makes arrangements with the second entity, which holds a floating-rate obligation that substantially mirrors the obligation desired by the first entity. In return for assuming the fixed-rate obligation, the second entity will pay the intermediary all sums that the intermediary pays on behalf of the first entity, plus an arrangement fee and other agreed upon fees. Interest rate swaps are generally used to permit the party seeking a floating rate obligation the opportunity to acquire such obligation at a rate lower than is directly available in the credit markets, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a rate lower than is directly available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at interest (or coupon) rates low enough to cover the costs involved. An interest rate swap transaction is affected by changes in interest rates, which, in turn, may affect the prepayment rate of any underlying debt obligations upon which the interest rate swap is based.

2.4.5.2 Mortgage swaps. A specific type of interest rate swap in which a Fund may invest is a mortgage swap. In a mortgage swap, cash flows based on a group of Government National Mortgage Association (Ginnie Mae) mortgage pools are exchanged for cash flows based on a floating interest rate. The return on a mortgage swap is affected by changes in interest rates, which affect the prepayment rate of the underlying mortgages upon which the mortgage swap is based.

2.4.5.3 Currency swaps. A currency swap is an agreement between two parties to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. For example, a currency swap may involve the exchange by a Fund with another party of the right to receive a foreign currency (paid from the Fund’s investment denominated in the foreign currency) for the right to receive U.S. dollars. Currency swaps sometimes involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. In such a situation, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund may also enter into currency swaps on a net basis, which means the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions could result in losses to a Fund if it is unable to deliver or receive a specified currency or funds in settlement of obligations, including swap transaction obligations. These actions could also have an adverse effect on the Fund’s swap transactions or cause the Fund’s hedging positions to be rendered useless, resulting in full currency exposure as well as incurring unnecessary transaction costs.

Also, the use of currency transactions could cause a Fund losses due to the inability of foreign securities transactions to be completed. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency

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futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market that may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

2.4.5.4 Credit default swaps. A Fund may be a buyer or seller of credit default swaps. The “buyer” in a credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. The contingent payment may be a cash settlement or the physical delivery of the reference obligation in return for payment of the face amount of the obligation. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. The buyer is subject to the risk that seller will not satisfy its contingent payment obligation, if and when due. In addition, credit default swaps are subject to general market risk, liquidity risk and credit risk. When a Fund is the seller of a swap contract, it receives the stream of payments but is obligated to pay upon a credit event with respect to the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap. See also “Credit-Linked securities” below. The Funds currently do not anticipate investing in credit default swaps, other than indirectly through investments in credit-linked securities where otherwise permitted.

2.4.5.5 Credit-linked securities. A Fund may invest in credit-linked securities. Credit-linked securities are debt securities that represent an interest in a pool of, or are otherwise collateralized by, one or more corporate debt obligations or credit default swaps on corporate debt or bank loan obligations. Such debt obligations may represent the obligations of one or more corporate issuers. The Fund has the right to receive periodic interest payments from the issuer of the credit-linked security (usually the seller of the underlying credit default swap(s)) at an agreed-upon interest rate, and a return of principal at the maturity date. The Fund currently anticipates purchasing only “funded” credit-linked securities. Funded credit-linked securities are structured so that the Fund’s total investment is made when it purchases the security with no further exposure to the Fund beyond its initial investment; consequently, the purchase of these securities will not add leverage to the Fund.

A Fund bears the risk of loss of its principal investment, and the periodic interest payments expected to be received for the duration of its investment in the credit-linked security, in the event that one or more of the debt obligations underlying the credit default swaps go into default or otherwise become non-performing. Upon the occurrence of such a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring), the Fund will generally reduce the principal balance of the related credit-linked security by the Fund’s pro rata interest in the par amount of the defaulted underlying debt obligation in exchange for the actual value of the defaulted underlying obligation or the defaulted underlying obligation itself, resulting in a loss of a part of the Fund’s investment. Thereafter, interest on the credit-linked security will accrue on a smaller principal balance and a smaller principal balance will be returned at maturity. To the

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extent a credit-linked security represents an interest in underlying obligations of a single corporate or other issuer, a credit event with respect to such issuer presents greater risk of loss to a Fund than if the credit-linked security represented an interest in underlying obligations of multiple issuers.

In addition, the Fund bears the risk that the issuer of the credit-linked security will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of its investment and the remaining periodic interest payments thereon.

An investment in credit-linked securities also involves reliance on the counterparty to the credit default swap entered into with the issuer of the credit-linked security to make periodic payments to the issuer under the terms of the swap. Any delay or cessation in the making of such payments may be expected in certain instances to result in delays or reductions in payments to the Fund as an investor in such credit-linked securities. Additionally, credit-linked securities are typically structured as limited recourse obligations of the issuer of such securities such that the securities issued will usually be obligations solely of the issuer and will not be obligations or responsibilities of any other person.

Most credit-linked securities are structured as Rule 144A securities so that they may be freely traded among institutional buyers. A Fund will generally only purchase credit-linked securities which are determined to be liquid in accordance with the Fund’s liquidity guidelines. However, the market for credit-linked securities may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit-linked securities. In certain cases, a market price for a credit-linked security may not be available or may not be reliable, and the Fund could experience difficulty in selling such security at a price the investment manager believes is fair. In the event a credit-linked security is deemed to be illiquid, the Fund will include such security in calculating its limitation on investments in illiquid securities.

The value of a credit-linked security will typically increase or decrease with any change in value of the underlying debt obligations, if any, held by the issuer and the credit default swap. Further, in cases where the credit-linked security is structured such that the payments to the Fund are based on amounts received in respect of, or the value of performance of, any underlying debt obligations specified in the terms of the relevant credit default swap, fluctuations in the value of such obligation may affect the value of the credit-linked security.

The collateral of a credit-linked security may be one or more credit default swaps, which are subject to additional risks. See “SWAPS, CAPS AND FLOORS” above for a description of additional risks associated with credit default swaps.

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2.5	DIVERSIFICATION

Each Fund, except Global Income Fund and Global Real Estate Fund, operates as a diversified fund under federal securities law. Each diversified Fund may not, with respect to 75% of its total assets, purchase the securities of any one issuer (except U.S. government securities) if (a) more than 5% of the value of the Fund’s total assets would be invested in such issuer, or (b) hold more than 10% of the outstanding voting securities of such issuer.

In addition, each diversified Fund intends to diversify its investments to meet the requirements under federal tax laws relating to regulated investment companies and variable contracts issued by insurance companies.

2.6	EQUITY SECURITIES

A Fund may invest in equity securities, which include common and preferred stocks, warrants, and securities convertible or exchangeable into common stock.

2.6.1 COMMON STOCK. Common stock represents a proportionate share of the ownership of a company. The value of a stock is based on the market’s appraisal of current and likely future success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Because it represents ownership, common stock ranks lowest in the capital structure of a company, in terms of its claim on the revenues or earnings of the company, and the value of a company’s assets in the event of bankruptcy or liquidation. A company’s creditors, including the holders of a company’s debt securities, if any, have claims that take priority over the interests of the owners of the company’s common stock. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. The returns from ownership of common stocks historically have been greater than the returns from ownership of other classes of financial assets, but their value can fluctuate dramatically over shorter periods in response to many factors affecting individual companies, industries, or the stock market or economy in general.

Common stocks sometimes are divided into several classes, with each class having different voting rights, dividend rights, or other differences in their rights and priorities.

The price of a stock also may be adversely affected by discovery and disclosure of accounting irregularities, actual or perceived weaknesses in corporate governance practices of a company’s board or management, and changes in company management. The discovery and disclosure of accounting irregularities may result in changes to a company’s past or current reported earnings, impairment of its credit rating and financial stability. These changes may result in a sudden and significant drop in the price of the company’s equity and debt securities and, in some cases, can result in bankruptcy or the threat of bankruptcy, because the company’s true financial condition after correction of accounting irregularities may violate covenants to which the company is subject under the terms of its credit arrangements.

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2.6.2 PREFERRED STOCK. Preferred stock also represents an ownership interest in a company, but that ownership interest usually is limited to a specific dollar amount per share of liquidation priority over common equity in the event of liquidation of the company. Preferred stocks usually have fixed or variable dividend payment rates, and the payment of those dividends to the holders of preferred stock takes priority over the interests of holders of common stock, but usually is subordinate to the rights of holders of the company’s debt securities. Preferred stocks often have no or limited voting rights, or have voting rights only in the event of omission of the payment of agreed dividends.

While preferred stocks represent a form of ownership in a company’s capital structure, the limited nature of that ownership interest, and their fixed or variable dividend rates, result in many preferred stocks being treated in the market as more akin to debt securities. Like debt securities, the values of preferred stocks often fluctuate more in response to changes in interest rates and the creditworthiness of the issuer, rather than in response to changes in the issuer’s profitability and business prospects. Preferred stocks sometimes are callable for redemption by the issuer on or after a specific date and at a price specified at the time of issuance.

Preferred stocks often are issued with conversion or exchange rights, pursuant to which the preferred stock may be converted into common stock of the issuing company, or exchanged for common stock or other equity securities of a different company. The characteristics of convertible preferred stocks are discussed in greater detail below under “Convertible Securities.”

2.6.3 WARRANTS. A Fund may invest in warrants. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants constitute options to purchase equity securities at a specific price, and are valid for a specific period of time. They do not represent ownership of the equity securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying equity securities.

2.7	OTHER INVESTMENT COMPANIES

A Fund may not acquire shares of another investment company if, immediately after the acquisition, the Fund would own (i) more than 3% of the total outstanding voting stock of that investment company, (ii) securities issued by that investment company having an aggregate value in excess of 5% of the Fund’s total assets, or (iii) securities issued by that investment company and all other investment companies having an aggregate value in excess of 10% of the Fund’s total assets.

If a Fund acquires shares of other investment companies, shareholders would bear both their share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such other investment companies.

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A Fund may invest in Franklin Templeton money funds. The Funds’ managers have agreed in advance to reduce their fees attributable to assets invested by a Fund in a Franklin Templeton money market fund. The reduction is required by the board and an SEC order.

2.7.1 EXCHANGE-TRADED FUNDS. A Fund may invest in exchange-traded funds (ETFs). ETFs are regulated as registered investment companies under the 1940 Act. ETFs are publicly-traded trusts that acquire and hold shares of all of the companies, or a representative sampling of companies, that are components of a particular index. ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index, and the value of their shares should, under normal circumstances, closely track the value of the index’s underlying component stocks. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly. ETF shares may be purchased and sold in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. Although each Fund, like most other investors in ETFs, generally purchases and sells ETF shares primarily on an exchange, a Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the manager believes it is in the Fund’s best interest to do so.

An investment in an ETF is subject to all of the risks of investing in the securities held by the ETF. In addition, the market value of the ETF shares may differ from their net asset value because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Because of the ability of large market participants to arbitrage price differences by purchasing or redeeming creation units, the difference between the market value and the net asset value of ETF shares should in most cases be small. Under certain circumstances, an ETF could be terminated. Should termination occur, the ETF might have to liquidate its portfolio securities at a time when the prices for those securities are falling.

2.7.2 CLOSED-END INVESTMENT COMPANIES. A Fund may invest in equity securities of closed end investment companies, subject to provisions of the 1940 Act that limit investment by a Fund in the voting securities of another investment company. The shares of a closed-end fund typically are bought and sold on an exchange. The risks of investment in a closed-end investment company typically reflect the risk of the types of securities in which the closed-end fund invests. However, investments in closed-end funds are subject to the additional risk that the price of the fund’s shares may not reflect the net asset value of the underlying securities, and the premium or discount the share prices represent versus net asset value may change over time based on a variety of factors, including supply of and demand for the fund’s shares, unrelated to the value of the

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underlying portfolio securities. Some closed-end investment companies also issue debt securities, as a means of borrowing to lever the closed-end fund’s investment portfolio. A Fund may invest in these debt securities, subject to any quality or other standards applicable to the Fund’s investment in debt securities.

2.8	FOREIGN CURRENCY TECHNIQUES AND HEDGING

The Funds typically enter into forward currency exchange contracts to protect against declines in the value of a Fund’s portfolio securities and the income on these securities. A Fund will normally conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts or exchange-traded foreign currency options to purchase or sell foreign currencies. Successful use of forward contracts, currency futures contracts and options on foreign currencies depends on the manager’s ability to properly predict movements in the foreign currency markets. There may be an imperfect correlation between movements in the foreign currency on which a forward contract, currency futures contract, or option on a foreign currency is based and movements in the foreign currency. The Funds may enter into other transactions, or use other techniques.

2.8.1 FORWARD CURRENCY EXCHANGE CONTRACTS. The Funds may use forward currency exchange contracts in an effort to minimize the risk of adverse changes in the relationship between currencies or to enhance income. A forward contract involves an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks).

A Fund may either accept or make delivery of the currency specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

A Fund may construct an investment position by combining a debt security denominated in one currency with a forward contract calling for the exchange of that currency for another currency. The investment position is not itself a security but is a combined position (i.e., a debt security coupled with a forward contract) that is intended to be similar in overall performance to a debt security denominated in the currency purchased.

A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security by buying the amount of foreign currency needed to settle the transaction. Thus, for example, when a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency. Similarly, when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy

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that foreign currency for a fixed dollar amount. A Fund also may purchase and sell forward contracts for non-hedging purposes when the manager anticipates that the foreign currency will appreciate or depreciate in value but securities denominated in that currency do not present attractive investment opportunities and are not held in a Fund.

A Fund sets aside or segregates sufficient cash, cash equivalents, or readily marketable debt securities held by its custodian bank as deposits for commitments created by open forward contracts. The Fund will cover any commitments under these contracts to sell currency by owning or acquiring the underlying currency (or an absolute right to acquire such currency). The segregated account will be marked-to-market daily. The ability of a Fund to enter into forward contracts is limited only to the extent forward contracts would, in the opinion of the manager, impede portfolio management or the ability of the Fund to honor redemption requests.

Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies or between foreign currencies. Unanticipated changes in currency exchange rates also may result in poorer overall performance for the Fund than if it had not entered into such contracts.

The Funds generally will not enter into a forward contract with a term of greater than one year.

If a Fund retains a portfolio security and enters into a closing transaction, the Fund will have a gain or a loss to the extent that the forward contract prices have increased or decreased. If a Fund enters into a closing transaction, it may subsequently enter into a new forward contract to sell the foreign currency. If forward prices decline between the date that a Fund enters into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain. If forward prices increase, a Fund will suffer a loss.

2.8.2 CURRENCY RATE SWAPS. A currency rate swap is the transfer between two counterparties of their respective rights to receive payments in specified currencies.

Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, a Fund could lose the entire principal value of a currency swap if the other party defaults.

The use of interest rate and currency swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the managers are incorrect in their forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

2.8.3 CURRENCY FUTURES CONTRACTS. Currency futures contracts are traded on regulated commodity exchanges, including non-U.S. exchanges. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date at a price set at the time of the contract. A Fund may use currency futures contracts to hedge against anticipated future changes in exchange rates that otherwise might adversely affect the value of the Fund’s portfolio securities or adversely affect the prices of securities that a Fund intends to purchase at a later date.

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A Fund may either accept or make delivery of the currency specified at the maturity of a currency futures contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to currency futures contracts are effected on the exchange on which the contract was entered into (or on a linked exchange).

2.8.4 OPTIONS ON FOREIGN CURRENCIES. A Fund may buy and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities or other assets to be acquired. As in the case of other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. A Fund could be required to buy or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Fund’s position, the Fund may lose the entire amount of the premium plus related transaction costs. The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market, as well as the risks of adverse market movements, possible intervention by governmental authorities, and the effects of other political and economic events. Options traded over-the-counter are subject to counterparty risk.

2.9	FOREIGN SECURITIES AND INVESTMENTS

2.9.1 IN GENERAL. Funds may invest in foreign securities, provided the investments are consistent with their objectives and comply with their concentration and diversification policies. The Funds may buy the securities of foreign issuers directly in foreign markets, both in developed and developing countries. The securities of foreign issuers may be denominated in foreign currency. The Funds also may buy foreign securities that are traded in the U.S. Investments in foreign securities may offer potential benefits not available from investments solely in securities of domestic issuers or dollar-denominated securities. These benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the manager, to offer:

•	a better outlook for long-term capital appreciation or current earnings than investments in domestic issuers;

•	an opportunity to invest in foreign nations whose economic policies or business cycles are different from those of the U.S.; and

•	the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.

Investments in foreign securities where delivery takes place outside the U.S. will be made in compliance with any applicable U.S. and foreign currency restrictions and tax and other laws limiting the amount and types of foreign investments. A Fund could experience investment losses if there are changes of:

•	governmental administrations;

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•	economic or monetary policies in the U.S. or abroad;

•	circumstances in dealings between nations; or

•	currency convertibility or exchange rates.

The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in a Fund. These risks can be significantly greater for investments in emerging markets. Investments in Depositary Receipts also involve some or all of the risks described below.

•

The political, economic, and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

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There may be less publicly available information about foreign companies or governments compared to the reports and ratings published about U.S. companies and available information about public entities in the U.S. Certain countries’ financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing, and financial reporting standards and may have less government supervision of financial markets. A Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value.

•	Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S.

•	Transaction costs (the costs associated with buying and selling securities) on foreign securities markets, including those for custodial services, are generally higher than in the U.S.

•	The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity.

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A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

•	Investments in securities of issuers in foreign nations also may be affected by cessation of trading on national exchanges, expropriation, nationalization, or confiscatory taxation,

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withholding, and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments.

•	Expropriation of assets refers to the possibility that a country’s laws will prohibit the return to the U.S. of any monies which a Fund has invested in the country.

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Confiscatory taxation refers to the possibility that a foreign country will adopt a tax law which has the effect of requiring the Fund to pay significant amounts, if not all, of the value of the Fund’s investment to the foreign country’s taxing authority.

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Diplomatic developments means that all communications and other official governmental relations between the country and the United States could be severed. This may occur as a result of certain actions occurring within a foreign country, such as significant civil rights violations, or because of the actions of the United States during a time of crisis in the particular country. As a result of such diplomatic developments, U.S. investors’ money in the particular country, including that of the Funds, could be abandoned with no way to recover the money.

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Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Furthermore, in some countries the repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

A Fund’s investments in foreign securities may increase the risks with respect to the liquidity of the Fund’s portfolio. This could inhibit the Fund’s ability to meet a large number of shareholder redemption requests in the event of economic or political turmoil in a country in which the Fund has a substantial part of its assets invested or deterioration in relations between the U.S. and the foreign country.

Through the Funds’ flexible policy, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places the Funds’ investments. The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

The board considers the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. However, in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Funds’ managers, any losses resulting from the

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holding of the Funds’ portfolio securities in foreign countries and/or with securities depositories will be at the risk of the shareholders. No assurance can be given that the board’s appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

Each Fund’s definition of “foreign securities” may differ from the definition of the same or similar term as used for another Fund or in other mutual fund prospectuses. As a result, each Fund may hold foreign securities that other funds may classify differently.

2.9.2 CURRENCY CONSIDERATIONS. If a Fund holds securities denominated in foreign currencies, changes in foreign currency exchange rates will affect the value of what the Fund owns and its share price. In addition, changes in foreign currency exchange rates will affect a Fund’s income and distributions to shareholders. Some countries in which a Fund may invest also may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain currencies may not be internationally traded. To the extent that the managers intend to hedge currency risk in certain Funds, the Funds endeavor to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchange (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Some countries may adopt policies that would prevent the Funds from transferring cash out of the country or withhold portions of interest and dividends at the source.

Certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund’s portfolio securities are denominated may have a detrimental impact on the Fund. Where the exchange rate for a currency declines materially after a Fund’s income has been accrued and translated into U.S. dollars, a Fund may need to redeem portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund will have to convert a greater amount of the currency into U.S. dollars in order to pay the expenses.

2.9.3 EMERGING MARKETS. Each Fund that invests in emerging market securities may use a slightly different definition of emerging market countries. Emerging market countries generally include countries that are generally considered low or middle income countries by the International Bank for Reconstruction and Development (commonly known as the World Bank) or the International Finance Corporation.

Investments in companies domiciled or operating in emerging countries may be subject to potentially higher risks, making these investments more volatile than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the risk that the small size of the markets for such securities and the low or nonexistent volume of trading may result in a lack of liquidity and in greater price volatility; (iii) the existence of certain national policies which may restrict each Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing

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for judicial redress for injury to private property; (vi) the absence, until recently in many developing countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in some emerging countries may be slowed or reversed by unanticipated political or social events in such countries.

In addition, many countries in which the Funds may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in emerging countries may involve increased risks of nationalization, expropriation and confiscatory taxation. For example, the governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, a Fund could lose a substantial part of any investments it has made in the affected countries. Further, no accounting standards exist in certain emerging countries. Finally, even though the currencies of some emerging countries, such as certain Eastern European countries, may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to a Fund’s shareholders.

Repatriation, that is, the return to an investor’s homeland, of investment income, capital and proceeds of sales by foreign investors may require governmental registration or approval in some emerging countries. Delays in or a refusal to grant any required governmental registration or approval for such repatriation could adversely affect the Funds. Further, the economies of emerging countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

2.9.4 FOREIGN DEBT. Certain Funds may invest in debt securities issued by foreign corporations, governments and their instrumentalities, and by supranational entities. A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include the World Bank, the European Development Bank and the Asian Development Bank.

Many debt obligations of foreign issuers, and especially emerging markets issuers, are either (i) rated below investment grade or (ii) not rated by U.S. rating agencies so that their selection depends on the managers’ individual analysis.

2.9.5 DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a

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foreign corporation. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are typically issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Depositary receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the depositary receipts. To the extent a Fund acquires depositary receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the depository receipt to issue and service such depository receipts, there are may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner.

Depositary receipts also involve many of the same risks as direct investments in foreign securities, as discussed above. For purposes of a Fund’s investment policies, the Fund will consider its investments in depositary receipts to be investments in the underlying securities.

2.9.6 LIMITATIONS. Certain countries do not permit direct investments. Some countries have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In order to gain investment access to these countries, a Fund may invest up to 10% of its assets in shares of such closed-end investment companies and up to 5% of its assets in any one closed-end investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. If a Fund acquires shares of closed-end investment companies, shareholders would bear both their share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.

2.10	ILLIQUID SECURITIES

2.10.1 IN GENERAL. The Funds may invest in securities that cannot be offered to the public for sale without first being registered under the Securities Act of 1933 (restricted securities), or in other securities that, in the opinion of the board, may be illiquid. See “Fundamental Investment Policies” for more information about each Fund’s policies with respect to illiquid securities.

Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which a Fund has valued them. Reduced liquidity in the secondary market for certain securities may make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio.

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Securities acquired outside of the U.S. and that are publicly traded in the U.S. or on a foreign securities market are not considered to be illiquid assets if: (a) the Fund reasonably believes it can readily dispose of the securities for cash in the U.S. or foreign market, or (b) current market quotations are readily available. The Funds will not acquire the securities of foreign issuers outside of the U.S. if, at the time of acquisition, the Funds have reason to believe that they could not resell the securities in a public trading market.

2.10.2 RESTRICTED SECURITIES. Subject to each Fund’s percentage limitation on illiquid securities, the board has authorized the Funds to invest in restricted securities where such investment is consistent with the Fund’s investment goal. The board has authorized these securities to be considered liquid to the extent the investment manager determines on a daily basis that there is a liquid institutional or other market for such securities—for example, restricted securities which may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. The board will review any determination by the manager to treat a restricted security as a liquid security on an ongoing basis, including the managers’ assessment of current trading activity and the availability of reliable price information. In spite of the managers’ determinations in this regard, the board will remain responsible for such determinations and will consider appropriate action, consistent with a Fund’s goals and policies, if the security should become illiquid after purchase. In determining whether a restricted security is properly considered a liquid security, the investment manager and the board will take into account, among others, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent a Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

2.11	LOANS OF PORTFOLIO SECURITIES

To generate additional income, a Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. For each loan, the borrower must maintain with the Fund’s custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 100% of the current market value of the loaned securities. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund also continues to receive any distributions paid on the loaned securities. The Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

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Where voting rights with respect to the loaned securities pass with the lending of the securities, the managers intend to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the managers have knowledge that, in their opinion, a material event affecting the loaned securities will occur or the managers otherwise believe it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. Each Fund will loan its securities only to parties who meet creditworthiness standards approved by the board, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

2.12	PORTFOLIO TURNOVER

Portfolio turnover is a measure of how frequently a portfolio’s securities are bought and sold. As required by the SEC, annual portfolio turnover is calculated generally as the dollar value of the lesser of a portfolio’s purchases or sales of portfolio securities during a given year, divided by the monthly average value of the portfolio’s securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year. The portfolio turnover rates for each Fund are disclosed in the section entitled “Financial Highlights” of the Fund’s prospectus. Except for certain Funds noted in the prospectuses, the Funds generally do not expect their annual turnover rates to exceed 100%. It is not possible to estimate future turnover rates with complete accuracy, however, because so many variable factors are beyond the control of the managers.

Portfolio turnover is affected by factors within and outside the control of a Fund and its manager. The investment outlook for the type of securities in which each Fund invests may change as a result of unexpected developments in national or international securities markets, or in economic, monetary or political relationships. High market volatility may result in a manager using a more active trading strategy than it might have otherwise pursued. Each Fund’s manager will consider the economic effects of portfolio turnover but generally will not treat portfolio turnover as a limiting factor in making investment decisions. Investment decisions affecting turnover may include changes in investment policies, including changes in management personnel, as well as individual portfolio transactions.

Moreover, turnover may be increased by certain factors wholly outside the control of the managers. For example, during periods of rapidly declining interest rates the rate of mortgage prepayments may increase rapidly. When this happens, “sales” of portfolio securities are increased due to the return of principal to Funds that invest in mortgage securities. Similarly, the rate of bond calls by issuers of fixed-income securities may increase as interest rates decline. This causes “sales” of called bonds by Funds that invest in fixed-income securities and the subsequent purchase of replacement investments. In other periods, increased merger and acquisition activity, or increased rates of bankruptcy or default, may create involuntary transactions for portfolios that hold affected stocks and bonds, especially high-yield bonds. Global or international fixed-income securities funds may have higher turnover rates due to the rebalancing of the portfolio to keep interest rate risk and country allocations at desired levels.

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In addition, redemptions or exchanges by investors may require the liquidation of portfolio securities. Changes in particular portfolio holdings may be made whenever it is considered that a security is no longer the most appropriate investment for a Fund, or that another security appears to have a relatively greater opportunity, and will be made without regard to the length of time a security has been held.

Higher portfolio turnover rates generally increase transaction costs, which are portfolio expenses, but would not create taxable capital gains for investors because of the tax-deferred status of variable annuity and life insurance investments.

2.13	REAL ESTATE

2.13.1 IN GENERAL. Although none of the Funds invest directly in real estate, through an investment in a company in the real estate sector, a Fund could ultimately own real estate directly as a result of a default on debt securities it may own. Receipt of rental income or income from the disposition of real property by a Fund may adversely affect its ability to retain its tax status as a regulated investment company.

2.13.2 REAL ESTATE INVESTMENT TRUSTS (REITs). REITs typically invest directly in real estate or in mortgages and loans collateralized by real estate. “Equity” REITs are real estate companies that own and manage income-producing properties such as apartments, hotels, shopping centers or office buildings. The income, primarily rent from these properties, is generally passed on to investors in the form of dividends. These companies provide experienced property management and generally concentrate on a specific geographic region or property type. “Mortgage” REITs make loans to commercial real estate developers and earn income from interest payments. A hybrid REIT combines the characteristics of Equity REITs and Mortgage REITs, generally by holding both ownership interest and mortgage interests in real estate. Although the REIT structure originated in the U.S., a number of countries around the world have adopted, or are considering adopting, similar REIT and REIT-like structures.

For U.S. federal tax law purposes, to qualify as a REIT, a company must derive at least 75% of its gross income from real estate sources (rents, mortgage interest, gains from the sale of real estate assets), and at least 95% from real estate sources, plus dividends, interest and gains from the sale of securities. Real property, mortgage loans, cash and certain securities must comprise 75% of a company’s assets. In order to qualify as a REIT, a company must also make distributions to shareholders aggregating annually at least 95% of its REIT taxable income.

By investing in a REIT indirectly through a Fund, you will bear not only your proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Terrorist acts affecting real estate can have a general negative impact on the value of a Fund’s investments. In addition, terrorist acts directed at real estate owned by the companies whose securities are held by a Fund could negatively impact the value of those securities. These developments can be impossible to predict and take into account with respect to management of a Fund’s investments.

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2.14	REPURCHASE AGREEMENTS

5.14.1 IN GENERAL. The Funds generally will have a part of their assets in cash or cash equivalents for a variety of reasons, including waiting for a special investment opportunity, to maintain liquidity for redemptions or expenses, or taking a defensive position. To earn income on this part of its assets, a Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies, or U.S. government sponsored entities from a qualified bank or broker-dealer and simultaneously agrees to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at an agreed higher price. The bank or broker-dealer must transfer to the Fund’s custodian securities with an initial market value of at least 100% of the dollar amount invested by the Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund’s ability to sell the underlying securities. The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of a Fund, and therefore the realization by the Fund on the collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the manager acknowledges these risks, it is expected that if repurchase agreements are otherwise deemed useful to a Fund, these risks can be controlled through careful monitoring procedures. A Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

2.14.2 REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are the opposite of repurchase agreements but involve similar mechanics and risks. A Fund sells securities to a bank or dealer and agrees to repurchase them at a mutually agreed price and date. Cash or liquid high-grade debt securities having an initial market value, including accrued interest, equal to at least 100% of the dollar amount sold by the Fund are segregated, i.e., set aside, as collateral and marked-to-market daily to maintain coverage of at least 100%. These transactions may increase the volatility of a Fund’s income or net asset value. The Fund carries the risk that any securities purchased with the proceeds of the transaction will depreciate or not generate enough income to cover the Fund’s obligations under the reverse repurchase transaction. These transactions also increase the interest and operating expenses of a Fund.

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Reverse repurchase agreements involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. A default by the purchaser might cause the Fund to experience a loss or delay in the liquidation costs. The Funds generally enter into reverse repurchase agreements with domestic or foreign banks or securities dealers. The manager will evaluate the creditworthiness of these entities prior to engaging in such transactions and it will conduct these activities under the general supervision of the board.

2.15	SECTOR CONCENTRATION

By having significant investments in one or more sectors from time to time, a Fund carries greater risk of adverse developments in a sector than a fund that invests more broadly.

2.15.1 TECHNOLOGY COMPANIES. Technology company stocks can be subject to abrupt or erratic price movements and have been volatile in price, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies.

2.15.1.1 Electronic technology and technology services companies. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete. These factors can affect the profitability of technology companies and, as a result, their value. In addition, because some Internet-related, electronic technology and technology services companies are in the emerging stage of development, they are particularly vulnerable to these risks.

2.15.1.2 Biotechnology and health technology companies. These companies may be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning health care reform and changes to the U.S. Food and Drug Administration’s (FDA) approval process, which would, if enacted, affect the biotechnology and health technology industries. In addition, these industries are characterized by competition and rapid technological developments, which may make a company’s products or services obsolete in a short period of time.

2.15.2 COMMUNICATIONS COMPANIES. The securities of communications companies may experience more price volatility than securities of companies in some other sectors or industries. Communications companies are subject to a variety of risk factors including: significant competitive pressures, such as new market entrants, aggressive pricing and competition for market share; the potential for falling profit margins; and the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of communications companies and, as a result, the value of their securities. In addition, many wireless telecommunication and Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks

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of rapidly changing technologies, as well as the potential of both accidental and deliberate disruption or failure of services or equipment. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Portions of the communications sector are also subject to government regulation, which may affect company profitability and share price.

2.15.3 FINANCIAL SERVICES COMPANIES. Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways. A financial services company’s profitability, and therefore its stock price, is especially sensitive to interest rate changes throughout the world. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

2.15.3.1 Banking and thrift institutions. Banking and thrift institutions are subject to extensive government regulation. These regulations may limit both the amounts and types of loans and other financial commitments that the institutions can make, and the interest rates and fees they can charge. The profitability of these institutions largely depends upon the availability and cost of funds. Their profits have recently fluctuated significantly as a result of volatile interest rate levels. In addition, general economic conditions influence the operations of these institutions. Financial institutions are exposed to credit losses, which result when borrowers suffer financial difficulties.

2.15.3.2 Insurance companies. Insurance companies are also affected by economic and financial conditions and are subject to extensive government regulation, including rate regulation. Property and casualty companies may be exposed to material risks, including reserve inadequacy, latent exposure with respect to asbestos and environmental or other claims, and inability to collect from their reinsurance carriers.

2.15.4 HEALTH CARE COMPANIES. The activities of health care companies are strongly affected by government activities, regulation and legislation. Health care companies may be funded or subsidized by federal and state governments, and if such subsidies are discontinued or reduced, the profitability of these companies could be adversely affected. Stocks held by a Fund also may be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. Health care companies are also subject to legislative risk, which is the risk of changes in the health care system through legislation. Health care companies may face lawsuits related to product liability issues and the risk that their products and services may rapidly become obsolete. Price changes among stocks in the health care sector are often affected by developments pertaining only to one or a few companies and the value of an investment in the Fund may fluctuate significantly over relatively short periods of time.

2.15.5 NATURAL RESOURCES COMPANIES. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries. Some of the commodities that these industries use or provide are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability

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of supplies of other materials. For example, commodity prices and the supply or demand for commodities change dramatically for reasons beyond a company’s control. In addition, supply and demand factors may dictate the prices at which a company acquires raw materials or sells its products or services. Moreover, many natural resources companies will hedge commodity prices seeking to create more stable and predictable cash flows. Although the Funds’ managers attempt to determine the impact of such hedging, extreme events in the natural resources sector may result in these hedges becoming financial liabilities. These factors can affect the profitability of companies in the natural resources sector and, as a result, the value of their securities.

2.15.5.1 Energy companies. Companies that are involved in oil or gas exploration, production, refining, marketing or distribution, or any combination of the above are greatly affected by the prices and supplies of raw materials such as oil or gas. The earnings and dividends of energy companies can fluctuate significantly as a result of international economic, political, and regulatory developments.

2.15.5.2 Utilities companies. Utilities companies have generally been subject to substantial government regulation. Major changes in government policies, ranging from increased regulation or expropriation to deregulation, privatization or increased competition, may dramatically increase or reduce opportunities for these companies. For example, while certain companies may develop more profitable opportunities, others may be forced to defend their core businesses and may be less profitable.

2.16	SHORT SALES

In a short sale, the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund must pay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security, and the Fund will realize a gain if the security declines in price between those same dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund is required to pay in connection with the short sale.

The Fund will segregate, in accordance with the law, an amount equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated amount will be marked-to-market daily and at no time will the sum of the amount segregated and the amount deposited with the broker as collateral be less than the market value of the securities at the time they sold short.

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A Fund may make a short sale when the manager believes the price of the stock may decline and when the manager does not currently want to sell the stock or convertible security it owns. In this case, any decline in the value of a Fund’s portfolio securities would be reduced by a gain in the short sale transaction. Conversely, any increase in the value of a Fund’s portfolio securities would be reduced by a loss in the short sale transaction.

Short sales “against the box” are transactions in which a Fund sells a security short for which it owns an equal amount of the securities sold short or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such security.

2.17	SECURITIES INDUSTRY RELATED INVESTMENTS

Companies engaged in securities related businesses, including companies that are securities brokers, dealers, underwriters or investment advisors are considered to be part of the financial services sector. Generally, under the 1940 Act, a Fund may not acquire a security or any interest in a securities related business to the extent such acquisition would result in the Fund acquiring in excess of 5% of a class of an issuer’s outstanding equity securities or 10% of the outstanding principal amount of an issuer’s debt securities, or investing more than 5% of the value of the Fund’s total assets in securities of the issuer. In addition, any equity security of a securities-related business must be a marginable security under Federal Reserve Board regulations and any debt security of a securities-related business must be investment grade as determined by the board. The Funds that invest in these securities do not believe that these limitations will impede the attainment of their investment goal(s).

2.18	STANDBY COMMITMENT AGREEMENTS

If a Fund enters into a standby commitment agreement, it will be obligated, for a set period of time, to buy a certain amount of a security that may be issued and sold to the Fund at the option of the issuer. The price of the security is set at the time of the agreement. The Fund will receive a commitment fee equal to a percentage of the purchase price of the security. The Fund will receive this fee regardless of whether the security is actually issued.

A Fund may enter into a standby commitment agreement to invest in the security underlying the commitment at a yield or price that the manager believes is advantageous to the Fund. A Fund will not enter into a standby commitment if the remaining term of the commitment is more than 45 days. If a Fund enters into a standby commitment, it will keep cash or high-grade marketable securities in a segregated account with its custodian bank in an amount equal to the purchase price of the securities underlying the commitment.

The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the Fund’s books on the date the security can reasonably be expected to be issued. The value of the security will then be reflected in the calculation of the Fund’s net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. If the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

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2.19	TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unfavorable for a Fund’s investors, the manager may invest up to 100% of the Fund’s assets in a temporary defensive manner or hold a substantial part of the Fund’s portfolio in cash. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities market, the securities in which the Fund normally invests, or the economies of the countries where the Fund invests.

Temporary defensive investments for all Funds (other than Money Market Fund) generally may include high quality money market instruments or, in the case of Strategic Income Fund, short-term debt instruments. High-quality money market instruments include government securities, bank obligations, the highest quality commercial paper and repurchase agreements. Short-term debt instruments include high-grade commercial paper, repurchase agreements, and other money market equivalents. To the extent allowed by exemptions granted under the 1940 Act and the Funds’ other investment policies and restrictions, a manager also may invest the Fund’s assets in shares of one or more money market funds managed by the manager or its affiliates. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

In addition, certain Funds also may invest in short-term (less than twelve months to maturity) fixed-income securities, non-U.S. currency, short-term instruments denominated in non-U.S. currencies, or medium-term (not more than five years to maturity) obligations issued or guaranteed by the U.S. government or the governments of foreign countries, their agencies or instrumentalities. Certain Funds also may invest cash, including cash resulting from purchases and sales of Fund shares, temporarily in short-term debt instruments.

Because each Fund has its own goals and strategies, as well as cash flows in and out, the cash positions of the Funds may vary significantly. When a Fund’s investments in cash or cash equivalents increase, it may not participate in market advances or declines to the same extent as it would if the Fund were fully invested in stocks or bonds.

Any decision to make a substantial withdrawal for a sustained period of time from a Fund’s investment goals will be reviewed by the board.

2.20	TRADE CLAIMS

Trade claims are purchased from creditors of companies in financial difficulty. For buyers, such as a Fund, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, may generate capital appreciation if the value of the claim increases as the debtor’s financial position improves. If the debtor is able to pay the full obligation on the face of the claim as a result of a restructuring or an improvement in the debtor’s financial condition, trade claims offer the potential for higher income due to the difference in the face value of the claim as compared to the discounted purchase price.

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An investment in trade claims is speculative and carries a high degree of risk. There can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. If the debtor’s financial condition deteriorates, a trade claim may become wholly or partially worthless, and a Fund may lose some or all of its investment in a trade claim. Trade claims are not regulated by federal securities laws or the SEC. Currently, trade claims are regulated primarily by bankruptcy laws. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than most other creditors in a bankruptcy proceeding.

2.21	WHEN-ISSUED, DELAYED DELIVERY AND TO-BE-ANNOUNCED (TBA) TRANSACTIONS

When-issued, delayed delivery and to-be-announced (TBA) transactions are arrangements under which a Fund buys securities that have been authorized but not yet issued, with payment for and delivery of the security scheduled for a future time. Purchases of securities on a when-issued or delayed delivery basis are subject to the risk that the value or the yields at delivery may be more or less than the purchase price or yields available when the transaction was entered into. To the extent a Fund engages in these transactions, it will do so only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies. Although the Funds will generally buy securities on a when-issued or TBA basis with the intention of holding the securities, they may sell the securities before the settlement date if the manager believes it is advisable to do so.

When a Fund is the buyer in this type of transaction, it will maintain, in a segregated account with its custodian bank, cash or marketable securities having an aggregate value equal to the amount of the Fund’s purchase commitments until payment is made. As a buyer in one of these transactions, the Fund relies on the seller to complete the transaction. The seller’s failure to do so may cause a Fund to miss a price or yield considered advantageous to the Fund. Securities purchased on a when-issued or delayed delivery basis do not generally earn interest until their scheduled delivery date. Entering into a when-issued, delayed delivery or TBA transaction is a form of leverage that may affect changes in net asset value to a greater extent.

2.22	POLICIES AND PROCEDURES REGARDING THE RELEASE OF PORTFOLIO HOLDINGS

The Trust’s overall policy with respect to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Trust will not make available to anyone non-public information with respect to its portfolio holdings, until such time as the information is made available to all shareholders or the general public.

For purposes of this policy, portfolio holdings information does not include aggregate, composite or descriptive information that does not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the applicable U.S. registered fund. Information excluded from the definition of portfolio holdings information generally includes, without limitation: (1) descriptions of allocations among asset classes, regions, countries or industries/sectors; (2) aggregated data such as average or median ratios, market capitalization, Credit quality or duration; (3) performance attributions by industry, sector or country; or (4) aggregated risk statistics. Such information, if made available to anyone, will be made available to any person upon request, but, because such information is not material to investors.

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it may or may not be posted on the Trust’s website. In addition, other information may also be deemed to not be portfolio holdings information if, in the reasonable belief of the Trust’s Chief Compliance Officer (or his/her designee), the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Fund.

Consistent with current law, the Fund releases complete portfolio holdings information each fiscal quarter through regulatory filings with no more than a 60-day lag.

In addition, a complete list of the Fund’s portfolio holdings is released 30 calendar days after the end of each calendar quarter. Other descriptive information, such as the Fund’s top 10 holdings, industry weightings and geographic weightings, may be released monthly, no sooner than five days after the end of each month. Released portfolio holdings information can be viewed on franklintempleton.com.

To the extent that this policy would require the release of portfolio holdings information regarding a particular portfolio holding for a fund, the portfolio manager for the fund may request that the holding be withheld from the portfolio holdings information if the holding is the subject of ongoing purchase or sale orders/programs, or if the release of such portfolio holdings information would otherwise be sensitive or inappropriate due to liquidity and other market considerations, in each case as determined by the portfolio manager in consultation with the head of Global Investment Adviser Compliance (or his/her designee).

Exceptions to the portfolio holdings release policy described above will be made only when: (1) the Trust has a legitimate business purpose for releasing portfolio holdings information to selected third parties in advance of release to all shareholders or the general public; (2) the recipient is subject to a duty of confidentiality pursuant to a signed non-disclosure agreement; and (3) the release of such information would not otherwise violate the antifraud provisions of the federal securities laws or the Trust’s fiduciary duties. The determination of whether the Trust has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public shall be made by the Trust’s Chief Compliance Officer or his/her designee, following a request submitted in writing. The Chief Compliance Officer will report to the board of trustees on exceptions granted to the policy, along with an explanation of the legitimate business purpose that is served as a result of the exception.

The eligible third parties to whom portfolio holdings information may be released in advance of general release fall into the following categories: data consolidators, including rating agencies, fund rating/ranking services and other data providers; service providers to the Trust; shareholders of a fund to whom such fund has determined to process a redemption request in-kind based upon a determination by the Fund’s portfolio manager and the Trust’s Chief Compliance Officer (or his/her designee) that such redemption in-kind is in the best interests of the redeeming fund and its remaining shareholders; provided, however, that the portfolio holdings information so released in advance of the actual delivery of the redemption proceeds is limited to only that information reasonably necessary to allow the shareholder to prepare for receipt of the in-kind redemption proceeds; municipal securities brokers using the Investor Tools product; and certain entities approved by the Trust’s Chief Compliance Officer (or his/her designee) on a case-by-case basis, in limited circumstances, including where the release of such information is required by

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foreign law or regulation (in these situations, the recipient will be requested to execute a non-disclosure agreement.

The specific entities to whom the Trust may provide portfolio holdings in advance of their release to the general public are:

•

Bloomberg, Capital Access, CDA (Thomson Financial), FactSet, Fidelity Advisors, Lipper, Inc., Morningstar, Standard and Poor’s, Vestek, and Fidelity Management Trust Company, all of whom may receive portfolio holdings information 15 days after the quarter end;

•

Service providers to the Trust that receive portfolio holdings information from time to time in advance of general release in the course of performing or to enable them to perform services for the Trust, including: Custodian Bank: Bank of New York or JPMorgan Chase Bank; Independent Registered Public Accounting Firm: PricewaterhouseCoopers, LLP; Outside Legal Counsel: Stradley Ronon Stevens & Young, LLP and Jorden Burt LLP ; Independent Directors’/Trustees’ Counsel: Bleakley, Platt & Schmidt, LLP; Proxy Voting Services: Glass, Lewis & Co. and Institutional Shareholder Services; Brokerage Analytical Services: Sanford Bernstein, Brown Brothers Harriman, Royal Bank of Canada Capital Markets, JP Morgan Securities Inc.; Financial Printers: RR Donnelley & Sons Company or GCOM Solutions, Inc.

In all cases, eligible third parties are required to execute a non-disclosure agreement. Non-disclosure agreements include the following provisions:

•

The recipient agrees to keep confidential any portfolio holdings information received until such information either is released to the public or the release is otherwise approved by the head of Global Compliance (or his/her designee) or the Trust’s Chief Compliance Officer (or his/her designee);

•	The recipient agrees not to trade on the non-public information received; and

•	The recipient agrees to refresh its representation as to confidentiality and abstention from trading upon request from Franklin Templeton Investments.

In no case does the Trust receive any compensation in connection with the arrangements to release portfolio holdings information to any of the above-described recipients of the information.

Several investment managers within Franklin Templeton Investments (F-T Managers) serve as investment managers to offshore funds that are registered or otherwise authorized for sale with foreign regulatory authorities. The release of portfolio holdings information for such offshore funds is excluded from the Trust’s portfolio holdings release policy if such information is given to offshore banks, broker-dealers, insurance companies, registered investment managers and other financial institutions (offshore investment managers) with discretionary authority to select offshore funds on behalf of their clients. Because such offshore funds may from time to time invest in securities substantially similar to those of the Fund, there is the risk that such portfolio holdings information may be used to trade inappropriately against the Trust. To mitigate such

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risks, such information may only be disclosed for portfolio analytic purposes, such as risk analysis/asset allocation, and the offshore investment manager will be required to execute a non-disclosure agreement, whereby such offshore investment manager agrees to maintain such information as confidential, including limiting the dissemination of such information within its organization, and not to trade in any shares of any U.S. registered Franklin or Templeton fund, including the Fund.

In addition, some F-T Managers serve as investment managers to various bank commingled trusts maintained by a Franklin Templeton Investments trust company, to various Canadian institutional pooled funds, to separate accounts, and as sub-advisers to other mutual funds not within the Franklin Templeton Investments fund complex. Such trusts, pooled funds, accounts and other funds (collectively, “other accounts”) are not subject to the Trust’s portfolio holdings release policy. However, in some instances the portfolio holdings of such other accounts may be similar to and, in certain cases, nearly identical to those of a Franklin Templeton mutual fund, including the Trust. In the case of bank commingled trusts and Canadian institutional pooled funds, to mitigate risks that such portfolio holdings information may be used to trade inappropriately against a mutual fund, the recipient of such portfolio holdings information will be required to execute a non-disclosure agreement similar to the one described above for offshore funds. With respect to the other mutual funds not within the Franklin Templeton Investments fund complex, the sponsors of such funds may disclose the portfolio holdings of such funds at different times than the Fund discloses its portfolio holdings.

The Trust’s portfolio holdings release policy and all subsequent amendments has been reviewed and approved by the board of trustees and any other material amendments shall also be reviewed and approved by the board. The investment managers’ compliance staff conduct periodic reviews of compliance with the policy and provide at least annually a report to the board regarding the operation of the policy and any material changes recommended as a result of such review. The investment managers’ compliance staff also will report to the board on exceptions granted to the policy, along with an explanation of the legitimate business purpose of the Trust that is served as a result of the exception.

3. Officers and Trustees

The Trust has a board of trustees. Each trustee will serve until that person resigns and/or a successor is elected and qualified. The board is responsible for the overall management of the Trust, including general supervision and review of the Fund’s investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering the Fund’s day-to-day operations. The board also monitors the Fund to ensure that no material conflicts exist among share classes, among different insurance companies or between owners of variable annuity and variable life insurance contracts. While none are expected, the board will act appropriately to resolve any material conflict that may arise.

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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below.

INDEPENDENT BOARD MEMBERS

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1988	143	Director, Bar-S Foods (meat packing company).

Principal Occupation During Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Robert F. Carlson (1928) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1998	122	None

Principal Occupation During Past 5 Years:

Vice President, senior Member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and formerly, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and Chief Counsel, California Department of Transportation.

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Sam L. Ginn (1937) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since March 2007	119	Director, Chevron Corporation (global energy company) and ICO Global Communications (Holdings) Limited (satellite company).

Principal Occupation During Past 5 Years:

Private investor; and formerly, Chairman of the Board, Vodafone AirTouch, PLC; Chairman of the Board and Chief Executive Officer, AirTouch Communications (1993-1998) and Pacific Telesis Groups (1988-1994).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2005	143	Director, Hess Corporation (formerly Amerada Hess Corporation) (exploration and refining of oil and gas), H.J. Heinz Company (processed foods and allied products), RTI International Metals, Inc. (manufacture and distribution of titanium), Canadian National Railway (railroad) and White Mountains Insurance Group, Ltd. (holding company).

Principal Occupation During Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

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Frank W.T. LaHaye (1929) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1988	116	Director, Center for Creative Land Recycling (redevelopment).

Principal Occupation During Past 5 Years: General Partner, Las Olas L.P. (Asset Management); and formerly, Chairman, Peregrine Venture Management Company (venture capital).

Frank A. Olson (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2005	142

Director, Hess Corporation (formerly Amerada Hess Corporation) (exploration and refining of oil and gas) and Sentient Jet (private jet service); and formerly, Director, Becton Dickinson and Company (medical technology), Cooper Industries, Inc.

(electrical products and tools and hardware), Health Net, Inc. (formerly, Foundation Health) (integrated managed care), The Hertz Corporation (car rental), Pacific Southwest Airlines, The RCA Corporation, Unicom (formerly, Commonwealth Edison), UAL Corporation (airlines) and White Mountains Insurance Group, Ltd. (holding company).

Principal Occupation During Past 5 Years:

Chairman Emeritus, The Hertz Corporation (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and formerly, Chairman of the Board, President and Chief Executive Officer, UAL Corporation).

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Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since March 2007	139	None

Principal Occupation During Past 5 Years:

Senior Vice President—Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and formerly, Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since March 2007	122	None

Principal Occupation During Past 5 Years:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (1986-1990).

INTERESTED BOARD MEMBERS AND OFFICERS

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
**Charles B. Johnson (1933) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairman of the Board	Since 1988	143	None

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Principal Occupation During Past 5 Years:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Trustee, President and Chief Executive Officer - Investment Management	Trustee since 1988 and President and Chief Executive Officer - Investment Management since 2002	58	None

Principal Occupation During Past 5 Years:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.

James M. Davis (52) One Franklin Parkway San Mateo, CA 94403-1906	Chief Compliance Officer and Vice President – AML Compliance	Chief Compliance Officer since 2004 and Vice President – AML Compliance since 2006	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and formerly, Director of Compliance, Franklin Resources, Inc. (1994-2001).

Laura Fergerson (42) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer	Since 2004	Not Applicable	Not Applicable

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Principal Occupation During Past 5 Years:

Vice President, Franklin Templeton Services, LLC; officer of 30 of the investment companies in Franklin Templeton Investments; and formerly, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).

Jimmy D. Gambill (56) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Senior Vice President and Chief Executive Officer - Finance and Administration	Since 2002	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

David P. Goss (57) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

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Barbara J. Green (57) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC, Franklin Templeton Investor Services, LLC, Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment Services, Inc.; Vice President, Templeton Global Advisors Limited; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and formerly, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).

Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2006	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and formerly, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

Galen G. Vetter (53) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL	Chief Financial Officer and Chief	Since 2004	Not Applicable	Not Applicable

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33394-3091	Accounting Officer

Principal Occupation During Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and 1991-2004).

*	We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**	Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trusts’ adviser and distributor.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

Note 2: Prior to May 1, 2007, S. Joseph Fortunato and Gordon S. Macklin each ceased to be a trustee of the Trust.

The Trust pays noninterested board members $2,380 per quarter plus $670 per meeting attended. Noninterested board members also received a flat fee of $5,000 per year as a general retainer, a portion of is which is allocated to the Trust. Board members who serve on the Audit Committee of the Trust and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Trust. Frank W.T. LaHaye who serves as chairman of the Audit Committee of the Trust and certain other funds in Franklin Templeton Investments receives an additional fee of $20,000 per year, a portion of which is allocated to the Trust. Members of a committee are not separately compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to certain noninterested board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within Franklin Templeton Investments. The following table provides the total fees paid to noninterested board members by the Trust and by Franklin Templeton Investments.

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Name	Total Fees Received from the Trust ($)¹	Total Fees Received from Franklin Templeton Investments ($)²	Number of Boards in Franklin Templeton Investments on which Each Serves³
Harris J. Ashton	12,639	409,510	42
Robert R. Carlson	19,431	132,523	27
S. Joseph Fortunato[4]	8,571	292,948	N/A
Sam L. Ginn	N/A	N/A	26
Edith E. Holiday	13,946	422,501	42
Frank W.T. LaHaye	19,086	225,560	25
Gordon S. Macklin[5]	9,604	302,820	N/A
Frank A. Olson	16,554	373,818	41
Larry D. Thompson	N/A	147,950	40
John B. Wilson	N/A	117,917	27

1.	For the fiscal year ended December 31, 2006.
2.	For the calendar year ended December 31, 2006.
3.	We base the number of boards on the number of U.S. registered investment companies in Franklin Templeton Investments. This number does not include the total number of series or portfolios within each investment company for which the board members are responsible.
4.	Mr. Fortunato resigned effective September 5, 2006.
5.	Mr. Macklin resigned effective September 12, 2006.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings and are paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Funds or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

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Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton funds, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund(excluding committee fees) in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund (excluding committee fees) in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual retainer and regular board meeting fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three-year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member’s fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

Board members beneficial ownership The following tables provide the dollar range of equity securities beneficially owned by the board members of the Trust on December 31, 2006.

Independent Board Members

Name of Board Member	Dollar Range of Equity Securities in Each Series of the Trust	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex
Harris J. Ashton	None	Over $100,000
Robert F. Carlson	None	Over $100,000
Sam L. Ginn	None	Over $100,000
Edith E. Holiday	None	Over $100,000
Frank W.T. LaHaye	None	Over $100,000
Frank A. Olson	None	Over $100,000
Larry D. Thompson	None	Over $100,000
John B. Wilson	None	Over $100,000

Interested Board Members

Name of Board Member	Dollar Range of Equity Securities in Each Series of the Trust	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex

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Charles B. Johnson	None	Over $100,000
Rupert H. Johnson, Jr.	None	Over $100,000

Board committees The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust’s independent registered public accounting firm (auditors), including evaluating their independence and meeting with such auditors to consider and review matters relating to the Trust’s financial reports and internal controls. The following Independent trustees of the Trust comprise the Audit Committee: Robert F. Carlson, Edith E. Holiday and Frank W.T. LaHaye, Chairperson. The following Independent Trustees comprise the Nominating Committee: Harris J. Ashton, Robert F. Carlson, Sam. L. Ginn, Edith E. Holiday, Frank W.T. LaHaye , Frank A. Olson, Larry D. Thompson and John B. Wilson.

The Nominating Committee is responsible for selecting candidates to serve as board members and recommending such candidates (a) for selection and nomination as independent board member by the incumbent independent board member and the full board; and (b) for selection and nomination as interested board members by the full board.

When the board has or expects to have a vacancy, the Nominating Committee receives and reviews information on individuals qualified to be recommended to the full board as nominees for election as board members, including any recommendations by “Qualifying Fund Shareholders” (as defined below). To date, the Nominating Committee has been able to identify, and expects to continue to be able to identify, from its own resources an ample number of qualified candidates. The Nominating Committee, however, will review recommendations from Qualifying Fund Shareholders to fill vacancies on the board if these recommendations are submitted in writing and addressed to the Nominating Committee at the Trust’s offices at P.O. Box 997151, Sacramento, CA 95899-9983 and are presented with appropriate background material concerning the candidate that demonstrates his or her ability to serve as a board member, including as an independent board member, of the Trust. A Qualifying Fund Shareholder is a shareholder who (i) has continuously owned of record, or beneficially through a financial intermediary, shares of the Fund having a net asset value of not less than two hundred and fifty thousand dollars ($250,000) during the 24-month period prior to submitting the recommendation; and (ii) provides a written notice to the Nominating Committee containing the following information: (a) the name and address of the Qualifying Fund Shareholder making the recommendation; (b) the number of shares of the Fund which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (c) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (d) the name, age, date of birth, business address and residence address of the person or persons being recommended; (e) such other information regarding each person recommended by such Qualifying Fund Shareholder as would be required to be included in a proxy statement filed pursuant to the proxy rules of the SEC had the nominee been nominated by the board; (f) whether the shareholder making the recommendation believes the person recommended would or would not be an “interested person” of the Trust, as defined in the 1940 Act; and (g) the written

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consent of each person recommended to serve as a board member of the Trust if so nominated and elected/appointed.

The Nominating Committee may amend these procedures from time to time, including the procedures relating to the evaluation of nominees and the process for submitting recommendations to the Nominating Committee.

During the fiscal year ended December 31, 2006, the Audit Committee met five times, and the Nominating Committee met eight times.

4. Fair Valuation and Liquidity

The board of trustees has delegated to the underlying funds’ managers the task of ensuring that regulatory guidelines governing the fair valuation for securities are applied to the funds and that the required level of liquidity is maintained. The managers have formed a Valuation & Liquidity Oversight Committee (VLOC) to oversee these obligations. The VLOC oversees and administers the policies and procedures governing fair valuation and liquidity determination of securities. The VLOC meets monthly to review and approve fair value and liquidity reports and conduct other business, and meets whenever necessary to review potential significant market events and take appropriate steps to adjust valuations in accordance with established policies. The VLOC provides regular reports that document its activities to the board of trustees for its review and approval of pricing determinations at scheduled meetings. VLOC meeting minutes are regularly submitted to the board of trustees for their review.

The Trust’s policies and procedures governing fair valuation and liquidity determination of securities have been initially reviewed and approved by the board of trustees and any material amendments will also be reviewed and approved by the board. The managers’ compliance staff conducts periodic reviews of compliance with the policies and provides at least annually a report to the board of trustees regarding the operation of the policies and any material changes recommended as a result of such review.

5. Proxy Voting Policies and Procedures

The board of trustees on behalf of the underlying funds has delegated the authority to vote proxies related to the portfolio securities held by each of the underlying funds to each fund’s manager in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by such manager.

The managers have delegated their administrative duties with respect to the voting of proxies to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the managers’ instructions and/or policies.

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To assist it in analyzing proxies, the managers subscribe to Institutional Shareholder Services (ISS), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. In addition, the managers subscribe to Glass, Lewis & Co., LLC (Glass Lewis), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although ISS’ and/or Glass Lewis’ analyses are thoroughly reviewed and considered in making a final voting decision, the managers do not consider recommendations from ISS, Glass Lewis or any other third party to be determinative of the managers’ ultimate decision. The managers vote proxies solely in the interests of the funds and their shareholders. As a matter of policy, the officers, directors/trustees and employees of the underlying funds, the managers and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the fund and their shareholders. Efforts are made to resolve all conflicts in the interests of the managers’ clients. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. In situations where a material conflict of interest is identified, the Proxy Group will refer the matter, along with the recommended course of action by the manager to an interdepartmental Proxy Review Committee (which may include portfolio managers and/or research analysts employed by the manager), for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of ISS, Glass Lewis or those of another independent third party provider of proxy services; or send the proxy directly to the Fund with a recommendation regarding the vote for approval. Where the Proxy Review Committee refers a matter to the Fund, it may rely upon the instructions of a representative of the Fund, such as the board of trustees or a committee of the board.

The recommendation of management on any issue is a factor which the manager considers in determining how proxies should be voted, but is not determinative of the manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and the manager will not support the position of the company’s management in any situation where it deems that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

Managers’ proxy voting policies and principles The managers of the underlying funds have adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the managers cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.

Board of directors. The managers of the underlying funds support an independent board of directors, and prefer that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The managers will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The managers may withhold votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the

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managers will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company’s corporate governance guidelines or provisions and performance.

Ratification of auditors of portfolio companies. In light of several high profile accounting scandals, the manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, the managers will examine proposals relating to non-audit relationships and non-audit fees. The managers will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence.

Management and director compensation. A company’s equity-based compensation plan should be in alignment with its shareholders’ long-term interests. The managers of the underlying funds believe that executive compensation should be directly linked to the performance of the company. The managers of the underlying funds evaluate plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The managers will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. The managers will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the managers of the underlying funds will generally oppose “golden parachutes” that are considered to be excessive. The managers will normally support proposals that require a percentage of directors’ compensation to be in the form of common stock, as it aligns their interests with those of shareholders. The managers will review on a case-by-case basis any shareholder proposals to adopt policies on expensing stock option plans.

Anti-takeover mechanisms and related issues. The managers of the underlying funds generally opposes anti-takeover measures since they tend to reduce shareholder rights. On occasion, the managers may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the funds or their shareholders’ interests. The managers generally supports proposals that require shareholder rights’ plans (“poison pills”) to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. The managers will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The managers generally opposes any supermajority voting requirements as well as the payment of “greenmail.” The managers generally supports “fair price” provisions and confidential voting.

Changes to capital structure. The managers of the underlying funds will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase and proposals seeking preemptive rights. The managers will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The managers will generally vote in favor of the issuance of

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preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable.

Mergers and corporate restructuring. Mergers and acquisitions will be subject to careful review by the research analyst to determine whether each will be beneficial to shareholders. The managers will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring and reincorporation proposals are also subject to a thorough examination on a case-by-case basis.

Social and corporate policy issues. The managers will generally give management discretion with regard to social, environmental and ethical issues, although the manager may vote in favor of those that are believed to have significant economic benefits or implications for the fund and their shareholders.

Global corporate governance. Many of the tenets discussed above are applied to proxy voting decisions for international companies. However, the managers must be more flexible in these instances and must be mindful of the varied market practices of each region.

The managers will attempt to process every proxy it receives for all domestic and foreign issuers. However, there may be situations in which the managers cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. If a security is on loan, the managers may determine that it is not in the best interests of the Fund to recall the security for voting purposes. Also, the managers may abstain from voting under certain circumstances or vote against items such as “Other Business” when the managers are not given adequate information from the company.

Shareholders may view the complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund’s proxy voting records will be available online at franklintempleton.com and posted on the SEC website at www.sec.gov.

Each manager has delegated its administrative duties with respect to the voting of proxies to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the manager’s instructions and/or policies.

To assist it in analyzing proxies, each manager subscribes to Institutional Shareholder Services (ISS), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. In addition, the manager subscribes to Glass Lewis & Co., LLC (Glass Lewis), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although ISS’ and/or Glass Lewis’ analyses are thoroughly reviewed and considered in making a final voting decision, the manager does not consider recommendations from ISS, Glass Lewis or any other third party to be determinative of the manager’s ultimate decision. The manager votes proxies

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solely in the interests of the Fund and its shareholders. As a matter of policy, the officers, trustees and employees of the Fund, the manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. Efforts are made to resolve all conflicts in the interests of the manager’s clients. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. In situations where a material conflict of interest is identified, the Proxy Group will refer the matter, along with the recommended course of action by the manager to an interdepartmental Proxy Review Committee (which may include portfolio managers and/or research analysts employed by the manager), for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of ISS, Glass Lewis or those of another independent third party provider of proxy services; or send the proxy directly to the Fund with a recommendation regarding the vote for approval. Where the Proxy Review Committee refers a matter to the Fund, it may rely upon the instructions of a representative of the Fund, such as the board of trustees or a committee of the board.

The recommendation of management on any issue is a factor which a manager considers in determining how proxies should be voted, but is not determinative of the manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and the manager will not support the position of the company’s management in any situation where it deems that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

6. Asset Allocation and Other Services

Asset allocation Franklin Templeton Services LLC (FT Services) monitors the percentage of the Fund’s assets allocated to the underlying funds and rebalances the Fund’s portfolio whenever the percentage of assets allocated to one or more underlying funds is below or above 3% of the applicable fixed percentage.

The Fund and its principal underwriter have adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for a Fund or that are currently held by a Fund, subject to certain general restrictions and procedures. The personal securities transactions of access persons of a Fund and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the Securities and Exchange Commission (SEC).

Portfolio manager This section reflects information about the portfolio manager as of December 31, 2006. Tony Coffey, a portfolio manager of Franklin Advisers, Inc., (Advisers), a registered investment adviser and affiliate of FT Services, the Fund’s administrator, oversees the rebalancing process on behalf of FT Services.

The following table shows the number of other accounts managed by Mr. Coffey and the total

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assets in the accounts managed within each category:

Name	Number of Other Registered Investment Companies Managed	Assets of Other Registered Investment Companies Managed (x $1 million)	Number of Other Pooled Investment Vehicles Managed	Assets of Other Pooled Investment Vehicles Managed (x $1 million)[1]	Number of Other Accounts Managed[1]	Assets of Other Accounts Managed (x $1 million)
T. Anthony Coffey	11	14,461.5	12	9.8	N/A	0

1. The various pooled investment companies, vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the individual manager listed would not be solely responsible for managing such listed amounts.

Mr. Coffey may also provide portfolio management services to a variety of other investment products, including other funds, institutional accounts and private accounts. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures helps to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts. The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. Advisers seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of a fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. Since the Fund invests in other funds in the Trust, they generally are not competing with other funds and accounts for investment opportunities. However, the portfolio manager may execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by an underlying fund, thus indirectly impacting the Fund. Securities selected for funds or accounts other than the underlying fund may outperform the securities selected for an underlying fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, an underlying fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using

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procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

Advisers does not receive a fee for the allocation services it offers to the Fund. However, the structure of the portfolio manager’s compensation may give rise to potential conflicts of interest. The portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

Franklin Templeton Investments has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation. Franklin Templeton seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. The portfolio manager receives a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. The portfolio manager is provided no financial incentive to favor one fund or account over another. The portfolio manager’s compensation consists of the following three elements:

Base salary The portfolio manager is paid a base salary.

Annual bonus Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

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•

Investment performance Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•

Non-investment performance The more qualitative contributions of the portfolio manager to the manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

•	Responsibilities The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation The portfolio manager may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

The portfolio manager also participates in benefit plans and programs available generally to all employees of the manager.

Ownership of Fund shares. The manager has a policy of encouraging portfolio managers to invest in the funds they manage. Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager.

Administrator and services provided Franklin Templeton Services, LLC (FT Services) provides certain administrative services and facilities for the Fund. The administrative services provided by FT Services include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services may make certain payments out of its own resources to insurance companies for assuming or assisting with providing administrative services and other services that are not generally direct contractual responsibilities of FT Services, although beneficial to the Trust. In the standard agreements currently entered into by FT Services, such payments can range between 0.05% and 0.20%, as an annual rate, of a Fund’s average daily net assets, depending on a number of factors. The payments may be more fully described in the prospectuses for the contracts provided by the insurance companies. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the underlying funds’ managers and principal underwriter. Unrelated forms of compensation paid to insurance companies and their affiliates by other Resources entities are described below, under “The Underwriter.”

Shareholder servicing and transfer agent Franklin Templeton Investor Services, LLC (Investor Services) is the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent

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and dividend-paying agent. Investor Services is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Under the terms of its servicing contract with the Fund, Investor Services may receive a fee for servicing Fund shareholder accounts. The Fund also will reimburse Investor Services for certain out-of-pocket expenses necessarily incurred in servicing the shareholder accounts in accordance with the terms of its servicing contract with the Fund.

Custodian Investor Services, as the transfer agent for the underlying funds, effectively acts as the Fund’s custodian and holds the Fund’s shares of the underlying funds on its books. Bank of New York, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of the Fund’s cash, pending investment in shares of the underlying funds.

Independent registered public accounting firm PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, CA 94111-4004 is the Trust’s independent registered public accounting firm. The Independent Registered Public Accounting Firm audits the financial statements included in the Trust’s Annual Report to Shareholders.

Research services The managers may receive services from various affiliates. The services may include information, analytical reports, computer screening studies, statistical data, and factual resumes pertaining to securities eligible for purchase by the funds. Such supplemental research, when utilized, is subject to analysis by the managers before being incorporated into the investment advisory process.

7. Portfolio Transactions

Orders for the purchase and sale of shares of the underlying funds will be placed directly with Franklin Templeton Distributors, Inc. (Distributors), which also acts as principal underwriter for shares of the underlying funds. The Funds will not incur any commissions or sales charges with respect to investments in underlying Franklin Templeton funds.

The underlying funds’ managers select brokers and dealers to execute the funds’ portfolio transactions in accordance with criteria set forth in their management agreements and any directions that the board may give.

When placing a portfolio transaction, the trading department of the underlying funds seeks to obtain “best execution”—the best combination of high quality transaction execution services, taking into account the services and products to be provided by the broker or dealer, and low relative commission rates with the view of maximizing value for the funds and their other clients. For most transactions in equity securities, the amount of commissions paid is negotiated between the underlying funds’ managers and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons within the trading department of the manager responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors. The managers may also place orders to

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buy and sell equity securities on a principal rather than agency basis if they believe that trading on a principal basis will provide best execution. Purchases of portfolio securities from underwriters will include a commission or concession paid to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The underlying funds’ managers may cause the funds to pay certain brokers commissions that are higher than those another broker may charge, if the managers determine in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services they receive. This may be viewed in terms of either the particular transaction or the underlying funds’ managers’ overall responsibilities to client accounts over which they exercise investment discretion. The brokerage commissions that are used to acquire services other than brokerage are known as “soft dollars.” Research provided can be either proprietary (created and provided by the broker-dealer, including tangible research products as well as access to analysts and traders) or third party (created by a third party but provided by the broker-dealer). To the extent permitted by applicable law, the managers may use soft dollars to acquire both proprietary and third party research.

The research services that brokers may provide to the managers include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the underlying funds’ managers in carrying out their investment advisory responsibilities. These services may not always directly benefit the funds. They must, however, be of value to the underlying funds’ managers in carrying out their overall responsibilities to their clients.

It is not possible to place an accurate dollar value on the special execution or on the research services the underlying funds’ managers receive from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the underlying funds’ managers to supplement their own research and analysis activities and to receive the views and information of individuals and research staffs from many securities firms. The receipt of these products and services does not reduce the underlying funds managers’ research activities in providing investment advice to the funds.

As long as it is lawful and appropriate to do so, the underlying funds’ managers and their affiliates may use this research and data in their investment advisory capacities with other clients.

Because Distributors is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the underlying funds tender portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the underlying funds, any portfolio securities tendered by the underlying funds will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fees payable to the underlying funds’ managers will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the underlying funds and one or more other investment companies or clients supervised by an underlying fund’s manager are considered at or about the

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same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the fund’s manager, taking into account the respective sizes of the accounts and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the underlying funds are concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the underlying funds.

8. Distributions and Taxes

The Fund, as a Fund-of-Funds investment vehicle, will invest substantially all of its assets in shares of three other series of the Trust.

Election to be taxed as a regulated investment company The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes. The Fund intends to comply with the additional requirements of Section 817(h) of the Code, relating to diversification of its assets, to make it possible that variable insurance contract holders that have chosen the Fund as an investment option under their contracts will not be subject to federal income tax on distributions made by the Fund before they receive payments under the variable insurance contracts. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains. and any distributions of income or gains by the Fund to insurance company separate accounts could result in these earnings becoming or a policy owner’s interest in their separate contract to become immediately taxable.

Tax considerations Insurance company separate accounts invest in shares of either class of the Fund and in turn offer variable annuity and variable life insurance products to investors through insurance contracts. Because the insurance company separate accounts are generally the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each individual contract owner. The tax consequences from each contract owner’s investment in a variable annuity or variable life insurance contract will depend upon the provisions of these contracts, and contract owners should consult with their contract prospectus for more information on these tax consequences.

9. Organization, Voting Rights and Principal Holders

The Trust is an open-end management investment company, commonly called a mutual fund. The Trust was originally organized as a Massachusetts business trust on April 26, 1988 and was reorganized effective May 1, 2007, as a Delaware statutory trust created on October 18, 2006, and is registered with the SEC.

The Fund currently offers two classes of shares, Class 1 and Class 2. The Fund may offer

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additional classes in the future. The full title of each class is:

Franklin Templeton VIP Founding Funds Allocation Fund - Class 1

Franklin Templeton VIP Founding Funds Allocation Fund – Class 2

Shares of each class of the Fund represent proportionate interests in the Fund’s assets and are identical except that the Fund’s Class 2 will bear the expense of the Class 2 distribution plan. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law.

The Fund offers other series not included in this SAI. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Additional series and classes may be offered in the future.

The Trust has non-cumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help shareholders communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.

Fund classes are generally sold to and owned by insurance company separate accounts to serve as the investment vehicle for variable annuity and life insurance contracts.

Shareholders will exercise voting rights attributable to shares they own in accordance with voting instructions received by owners of the contracts issued by the insurance companies. To this extent, shareholders do not exercise control over the Trust by virtue of the voting rights from their ownership of Trust shares.

As of the date of this SAI, there were no shareholders of record for the Fund.

10. The Underwriter

Distributors acts as the principal underwriter in the continuous public offering of the Trust’s shares. Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares, except to the extent these expenses are borne by the insurance companies. The Fund pays the expenses of preparing and

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printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of preparing and sending prospectuses to existing shareholders.

Distributors may be entitled to receive payment under Class 2 Rule 12b-1 plan as described below. Except as noted below, Distributors does not receive compensation from the Trust for acting as underwriter.

Distribution and service (12b-1) fees The board has adopted a plan pursuant to Rule 12b-1 for Class 2 shares. Under the Fund’s Class 2 plan, the Fund may pay up to a maximum of 0.35% per year of the average daily net assets attributable to its Class 2 shares. The board, however, has set the current rate at 0.25% per year.

The plan is expected to, among other things, increase advertising of the Fund, encourage sales of the Fund and service to its shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Fund is useful in managing the Fund because the Fund has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Under the plan, the Fund pays Distributors, the insurance companies or others to assist in the promotion and distribution of Class 2 shares, or variable contracts offering Class 2 shares. Payments made under the plan may be used for, among other things, the printing of prospectuses and reports used for sales purposes, preparing and distributing sales literature and related expenses, advertisements, education of contract owners or dealers and their representatives, and other distribution-related expenses, including a prorated portion of Distributors’ or the insurance companies’ overhead expenses attributable to the distribution of these variable contracts or shares of the Fund. Payments made under the plans may also be used to pay insurance companies, dealers or others for, among other things, furnishing personal services and maintaining customer accounts and records, or as service fees as defined under NASD rules. Together, these expenses, including the service fees, are “eligible expenses.”

Agreements for the payment of fees to the insurance companies or others shall be in a form which has been approved from time to time by the board, including the non-interested board members.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plans should be continued.

The plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of the plan also are consistent with Rule 12b-1.

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Dealer compensation In addition to the payments above, Distributors and/or its affiliates may make the following payments out of its own assets to certain dealers who sell shares of Franklin Templeton funds, or participate in the offering of variable insurance products that invest in the Trust (VIP Qualifying Dealers):

Marketing support payments. Distributors may make payments to VIP Qualifying Dealers. A VIP Qualifying Dealer’s marketing support services may include business planning assistance, advertising, educating dealer personnel about the Franklin Templeton funds and shareholder financial planning needs, placement on the VIP Qualifying Dealer’s list of offered funds, and access to sales meetings, sales representatives and management representatives of the dealer. Distributors compensates VIP Qualifying Dealers differently depending upon, among other factors, whether the VIP Qualifying Dealer is directly selling Franklin Templeton funds, or participating in the offering of variable insurance products that invest in the Trust, sales and asset levels, redemption rates and the level and/or type of marketing and educational activities provided by the VIP Qualifying Dealer.

Other payments. From time to time, Distributors, at its expense, may provide additional compensation to VIP Qualifying Dealers which sell or arrange for the direct or indirect sale of shares of Franklin Templeton funds. Such compensation may include financial assistance to VIP Qualifying Dealers that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. These payments may vary depending upon the nature of the event.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm’s policies and procedures, registered representatives’ expenses in attending these meetings may be covered by Distributors.

Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as the NASD. Distributors makes payments for events it deems appropriate, subject to Distributors’ guidelines and applicable law.

You should ask your insurance company and VIP Qualifying Dealer for information about any payments they receive from Distributors and any services provided. Additional disclosure may be included in the insurance contract prospectus.

Redemptions in-kind The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund’s net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment

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of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund’s net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

11. Performance

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by a Fund are based on the standardized methods of computing performance mandated by the SEC. Performance figures reflect Rule 12b-1 fees from the date of the plan’s implementation. An explanation of these and other methods used by the Fund to compute or express performance follows.

For share classes offered to insurance company separate accounts for use in variable annuity and variable life insurance contracts, to the extent required by SEC rules, the advertised performance of such share classes should be displayed no more prominently than standardized performance of the applicable insurance company separate accounts/contracts. For information about how an insurance company may advertise such performance, please consult the contract prospectus that accompanies the Trust prospectus. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

Because the Fund is new, it has no performance history and thus no performance quotations have been provided.

Average annual total return The average annual total return for the Fund will be determined by finding the average annual rates of return over certain periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable fund charges and fees. It does not however, include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, performance would be lower. The following SEC formula will be used to calculate these figures:

P(1+T)n = ERV

where:

P = a hypothetical initial payment of $1,000

T = average annual total return

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n = number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

Cumulative total return Like average annual total return, the cumulative total return assumes income dividends and capital gain distributions are reinvested at net asset value. It does not however, include any fees or sales charges imposed by the variable insurance contract for which the Fund’s shares are investment options. If they were included, performance would be lower. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return.

Volatility Occasionally statistics may be used to show the Fund’s volatility or risk. Measures of volatility or risk are generally used to compare a fund’s net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

12. Miscellaneous Information

The Fund is a member of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services over 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton Investments has $576 billion in assets under management for more than 7 million U.S. based mutual fund shareholder and other accounts, as of March 31, 2007. Franklin Templeton Investments offers 110 U.S. based open-end investment companies to the public. The Fund may identify itself by its Nasdaq symbol or CUSIP number.

Fund similarity The investment objectives and policies of the Fund are similar but not identical to those of the public Franklin Templeton fund: Franklin Templeton Founding Funds Allocation Fund. Because of differences in portfolio size, the investments held, the timing of purchases of similar investments, cash flows, minor differences in certain investment policies, insurance product related tax diversification requirements, state insurance regulations, and additional administrative and insurance costs associated with insurance company separate accounts, the investment

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performance of the Fund will differ from the performance of the corresponding Franklin Templeton fund.

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13. Description of Ratings of Corporate Obligations, Municipal Bonds, Municipal Notes, and

Short-Term Debt Ratings

Corporate obligations ratings

Moody’s Investors Service (Moody’s)

INVESTMENT GRADE

Aaa: Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Bonds rated Aa are judged to be high quality and are subject to very low credit risk.

A: Bonds rated A are considered upper medium-grade obligations and are subject to low credit risk.

Baa: Bonds rated Baa are subject to moderate credit risk and are considered medium-grade obligations. As such they may have certain speculative characteristics.

Below investment grade

Ba: Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Bonds rated B are considered speculative and are subject to high credit risk. Caa: Bonds rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Bonds rated Ca are considered highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Bonds rated C are the lowest rated class of bonds and are typically in default. They have little prospects for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s Ratings Group (S&P)

The issue rating definitions are expressions in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

Investment grade

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AAA: This is the highest rating assigned by S&P to a debt obligation. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: Obligations rated AA differ from AAA issues only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: Obligations rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher ratings categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: Obligations rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Below investment grade

BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While these obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of the adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. The C rating is also assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is still making payments.

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D: Obligations rated D are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks and highlights risks to principal or volatility of expected returns that are not addressed in the credit rating.

Municipal bond ratings

Moody’s

Municipal Ratings are the opinions of the investment quality of issuers and issues in the U.S. municipal and tax-exempt markets. As such, these ratings incorporate Moody’s assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody’s municipal long-term rating scale differs from Moody’s general long-term rating scale.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

Investment grade

Aaa: Issues or issuers rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Aa: Issues or issuers rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

A: Issues or issuers rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Baa: Issues or issuers rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Below investment grade

Ba: Issues or issuers rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

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B: Issues or issuers rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Caa: Issues or issuers rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Ca: Issues or issuers rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

C: Issues or issuers demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Con.(-): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.

Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the issue or issuer ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue or issuer ranks in the lower end of its generic rating category.

S&P

Investment grade

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from AAA issues only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than an obligation in the higher rating categories. However, the obligor’s capacity to meet its financial commitment is considered still strong.

BBB: An obligation rated BBB normally exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Below investment grade

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BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While these obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposure to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are continuing.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on the obligation are jeopardized.

Plus (+) or minus (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

pr: The designation “pr” indicates that the rating is provisional. Such a rating assumes the successful completion of the project financed by the debt being rated and also indicates that payment of the debt service is largely or entirely dependent upon the successful and timely completion of the project. This rating addresses credit quality subsequent to the completion of the project, but makes no comment on the likelihood of or the risk of default upon failure of such completion.

Fitch Ratings (Fitch)

Investment grade

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AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be affected by reasonably foreseeable events.

AA: Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable future developments.

A: High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Below investment grade

BB: Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC and C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a

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formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

Plus (+) or minus (-) signs may be appended to a rating to denote relative status within major rating categories. Plus or minus signs are not used with the AAA, CC, C, DDD, DD or D categories.

Municipal notes ratings

Moody’s

Moody’s ratings for municipal short-term investment grade obligations are designated Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation. Symbols used will be as follows:

Investment grade

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not so large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

Below investment grade

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

S&P

New municipal note issues due in three years or less, will usually be assigned the ratings below. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a strong capacity to pay principal and interest. Issues determined to possess a very strong capacity to pay debt service are given a “plus” (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.

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SP-3: Issues carrying this designation have a speculative capacity to pay principal and interest.

Short-term debt ratings

Moody’s

Moody’s short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs and to individual short-term debt instruments. These obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted. Moody’s employs the following designations to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Issuers (or supporting institutions) so rated have a superior ability to repay short-term debt obligations.

P-2 (Prime-2): Issuers (or supporting institutions) so rated have a strong ability to repay short-term debt obligations.

P-3 (Prime-3): Issuers (or supporting institutions) so rated have an acceptable ability to repay short-term debt obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P

S&P’s ratings are a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1: This designation indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: Issues carrying this designation are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations carrying the higher designations. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

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A-3: Issues carrying this designation exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Issues carrying this designation are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C: Issues carrying this designation are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: Issues carrying this designation are in payment default. The D rating category is used when payments on an obligation are not made on the due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch

Fitch’s short-term ratings apply to debt obligations that have a time horizon of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F-2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as for issues in the higher ratings.

F-3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable economic and business environment.

D: Default. Actual or imminent payment default.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

File Nos. 33-23493 & 811-05583

FORM N-1A

PART C

Other Information

Item 23.	Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a)	Declaration of Trust

(i)	Agreement and Declaration of Trust of Franklin Templeton Variable Insurance Products Trust, a Delaware Statutory Trust, dated October 18, 2006 (“FTVIPT-DE” or the “Fund”)

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: February 15, 2007

(ii)	Certificate of Trust of Franklin Templeton Variable Insurance Products Trust, a Delaware Statutory Trust, dated October 18, 2006

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: February 15, 2007

(b)	By-Laws.

(i)	By-Laws of Franklin Templeton Variable Insurance Products Trust, a Delaware Statutory Trust, effective as of October 18, 2006

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: February 15, 2007

(c)	Instruments Defining Rights Of Security Holders

Not Applicable

(d)	Investment Advisory Contracts.

(i)	Form of Investment Management Agreement between the Fund, on behalf of Franklin Flex Cap Growth Securities Fund, and Franklin Advisers, Inc.

(ii)	Form of Investment Management Agreement between the Fund, on behalf of Franklin Global Real Estate Securities Fund, and Franklin Templeton Institutional, LLC

(iii)	Form of Management Agreement between the Fund, on behalf of Franklin Large Cap Growth Securities Fund, and Franklin Advisers, Inc.

(iv)	Form of Investment Advisory Agreement between the Fund, on behalf of Franklin Large Cap Value Securities Fund, and Franklin Advisory Services LLC

(v)	Form of Investment Management Agreement between the Fund, on behalf of Franklin Money Market Fund, Franklin Growth and Income Securities Fund, Franklin Global Communications Securities Fund, Franklin High Income Securities Fund, Templeton Global Income Securities Fund, Franklin Income Securities Fund, Franklin U.S. Government Fund and Franklin Zero Coupon Fund—2010, and Franklin Advisers, Inc.

(vi)	Form of Management Agreement between the Fund, on behalf of Franklin Rising Dividends Securities Fund, and Franklin Advisory Services, LLC

(vii)	Investment Management Agreement between the Fund, on behalf of Franklin Small Cap Value Securities Fund, and Franklin Advisory Services, LLC

(viii)	Form of Investment Management Agreement between the Fund, on behalf of Franklin Small-Mid Cap Growth Securities Fund, and Franklin Advisers, Inc.

(ix)	Form of Investment Advisory Agreement between the Fund, on behalf of Franklin Strategic Income Securities Fund, and Franklin Advisers, Inc.

(x)	Form of Investment Management Agreement between the Fund, on behalf of Mutual Discovery Securities Fund and Mutual Shares Securities Fund, and Franklin Mutual Advisers, LLC

(xi)	Form of Investment Management Agreement between the Fund, on behalf of Templeton Developing Markets Securities Fund, and Templeton Asset Management Ltd.

(xii)	Form of Investment Management Agreement between the Fund, on behalf of Templeton Foreign Securities Fund, and Templeton Investment Counsel, LLC

(xiii)	Form of Investment Management Agreement between the Fund, on behalf of Templeton Global Asset Allocation Fund, and Templeton Investment Counsel, LLC

(xiv)	Form of Investment Management Agreement between the Fund, on behalf of Templeton Growth Securities Fund, and Templeton Global Advisors Limited

(xv)	Form of Sub-advisory Agreement between Franklin Templeton Institutional, LLC and Franklin Advisers, Inc., for services to Franklin Global Real Estate Securities Fund, a series of the Fund

(xvi)	Form of Sub-advisory Agreement between Franklin Mutual Advisers, LLC and Franklin Templeton Investment Management Limited, for services to Mutual Discovery Securities Fund, a series of the Fund

(xvii)	Form of Sub-advisory Agreement between Templeton Investment Counsel, LLC and Franklin Templeton Investment Management Limited for services to Templeton Foreign Securities Fund, a series of the Fund

(xviii)	Form of Sub-advisory agreement between Templeton Investment Counsel, LLC and Franklin Advisers, Inc. for services to Templeton Global Asset Allocation Fund, a series of the Fund

2

(xix)	Form of Sub-advisory Agreement between Templeton Investment Counsel, LLC and Franklin Templeton Investment Management Limited for services to Templeton Global Asset Allocation Fund, a series of the Fund

(xx)	Form of Sub-Advisory Agreement between Templeton Global Advisors Limited and Templeton Asset Management Limited, for services to Templeton Growth Securities Fund, a series of the Fund

(e)	Underwriting Contracts.

(i)	Form of Distribution Agreement between FTVIPT-DE and Franklin/Templeton Distributors, Inc.

(f)	Bonus Or Profit Sharing Contracts.

Not Applicable

(g)	Custodian Agreements.

(i)	Foreign Exchange Netting Agreement between Franklin Valuemark Funds, on behalf of International Equity Fund, and Morgan Guaranty Trust Company of New York, dated March 19, 1992

Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: August 18, 1995

(ii)	Custody Agreement between the Fund, on behalf of Templeton Developing Markets Equity Fund and Templeton Global Growth Fund, and The Chase Manhattan Bank, N.A., dated March 15, 1994

Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: August 18, 1995

(iii)	Master Custody Agreement between the Fund and Bank of New York, dated February 16, 1996

Filing: Post-Effective Amendment No. 19 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: April 24, 1996

(iv)	Terminal Link Agreement between the Fund and Bank of New York, dated February 16, 1996.

Filing: Post-Effective Amendment No. 19 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: April 24, 1996

(v)	Amendment to Global Custody Agreement between the Fund and The Chase Manhattan Bank, N.A., dated April 1, 1996

Filing: Post-Effective Amendment No. 23 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: April 29, 1997

3

(vi)	Amendment to Master Custody Agreement between the Fund and Bank of New York, dated April 1, 1996

Filing: Post-Effective Amendment No. 23 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: April 29, 1997

(vii)	Letter Agreement between the Fund and Bank of New York, dated April 22, 1996

Filing: Post-Effective Amendment No. 19 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: April 24, 1996

(viii)	Custody Agreement between the Fund, on behalf of Mutual Discovery Securities Fund and Mutual Shares Securities Fund, and State Street Bank and Trust Company, dated November 8, 1996

Filing: Post-Effective Amendment No. 23 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: April 29, 1997

(ix)	Global Custody Agreement, effective as of May 1, 2000, between The Chase Manhattan Bank, N.A. and the Fund Filing: Post Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: April 29, 2000

(x)	Master Custody Master Custody Agreement, Exhibit A, revised February 16, 2007

Filing: Post-Effective Amendment No. 49 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: March 2, 2007

(xi)	Amendment dated May 16, 2001, to the Master Custody Agreement between the Fund and Bank of New York, dated February 16, 1996

Filing: Post-Effective Amendment No. 30 to Registration Statement of Franklin Investors Securities Trust on Form N-1A

File No. 33-11444

Filing Date: December 20, 2001

(xii)	Amended and Restated Foreign Custody Manager Agreement between the Fund and Bank of New York, dated as of May 16, 2001

Filing: Post-Effective Amendment No. 30 to Registration Statement of Franklin Investors Securities Trust on Form N-1A

File No. 33-11444

Filing Date: December 20, 2001

4

(xiii)	Amended Schedule 1 of the Amended and Restated Foreign Custody

Manager Agreement between the Fund and Bank of New York, revised February 16, 2007

Filing: Post-Effective Amendment No. 49 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: March 2, 2007

(xiv)	Amended Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Fund and Bank of New York.

Filing: Post-Effective Amendment No. 47 to Registration Statement of the Fund on Form N-1A

File No. 33-23493

Filing Date: April 28, 2006

(h)	Other Material Contracts.

(i)	Form of Administration Agreement between the Fund, on behalf of Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund and Franklin Small Mid Cap Growth Securities Fund, and Franklin Templeton Services, LLC

(ii)	Form of Administration Agreement between the Fund, on behalf of Franklin Small Cap Value Securities Fund, Mutual Discovery Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Templeton Global Asset Allocation Fund, and Franklin Templeton Services, LLC

(iii)	Form of Fund Administration Agreement between the Fund, on behalf of Franklin Strategic Income Securities Fund, and Franklin Templeton Services, LLC

(iv)	Form of Administration Agreement between the Fund, on behalf of Franklin Templeton VIP Founding Funds Allocation Fund, and Franklin Templeton Services, LLC

(v)	Form of Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC, for services to Franklin Global Communications Securities Fund, Franklin Growth and Income Securities Fund, Franklin High Income Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Money Market Fund, Franklin U.S. Government Fund, Franklin Zero Coupon Fund – 2010 and Templeton Global Income Securities Fund, series of the Fund

(vi)	Form of Subcontract for Fund Administrative Services Agreement between Franklin Advisory Services, LLC and Franklin Templeton Services, LLC, for services to Franklin Rising Dividends Securities Fund, a series of the Fund

(vii)	Form of Subcontract for Fund Administrative Services between Templeton Global Advisors Limited and Franklin Templeton Services, LLC, for services to Templeton Growth Securities Fund, a series of the Fund

(viii)	Form of Administration Agreement between the Fund, on behalf of Franklin Global Real Estate Securities Fund, and Franklin Templeton Services, LLC

5

(i)	Legal Opinion.

(i)	Legal Opinion, Securities Act of 1933, with respect to FTVIPT-DE and each of its series, dated April 25, 2007

(j)	Other Opinions.

(i)	Consent of Registered Independent Public Accounting Firm

(k)	Omitted Financial Statements.

Not Applicable

(l)	Initial Capital Agreement.

Not Applicable

(m)	Rule 12b-1 Plan

(i)	Form of Class 2 Distribution Plan pursuant to Rule 12b-1for all series of the Fund, except Franklin Strategic Income Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund and Templeton Global Income Securities Fund

(ii)	Form of Class 2 Distribution Plan pursuant to Rule 12b-1 for Franklin Strategic Income Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund and Templeton Global Income Securities Fund

(iii)	Form of Class 3 Distribution Plan pursuant to Rule 12b-1 for Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Templeton Global Income Securities Fund

(n)	Rule 18f-3 Plan.

(i)	Multiple Class Plan for all series of the Fund, except Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Templeton Global Income Securities Fund

(ii)	Multiple Class Plan for the Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Templeton Global Income Securities Fund series of the Fund

(p)	Code of Ethics

(i)	Code of Ethics dated May 2006

Filing: Post-Effective Amendment No. 49 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: March 2, 2007

6

(q)	Power of Attorney

(i)	Power of Attorney, dated as of October 17, 2006, for Franklin Templeton Variable Insurance Products Trust, a Massachusetts Business Trust

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: February 15, 2007

(ii)	Power of Attorney, dated as of October 18, 2006, for Franklin Templeton Variable Insurance Products Trust, a Delaware Statutory Trust

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: February 15, 2007

Item 24.	Persons Controlled by or Under Common Control with the Fund

None

Item 25.	Indemnification

The Agreement and Declaration of Trust (the “Declaration”) of FTVIPT-DE provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own Willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the “Delaware Act”). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

FTVIPT-DE shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party to any Proceeding (as defined in the Declaration) because the person is or was an agent of such trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended may be permitted to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is,

7

therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of the Investment Adviser

(i)	The officers and directors of the Fund’s investment advisers also serve as officers and/or directors or trustees for (1) the corporate parent of Franklin Advisers, Inc., (Advisers) the investment manager or sub-adviser of 14 of the Fund’s series, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments. For additional information, please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(ii)	Templeton Investment Counsel, LLC, formerly Templeton Investment Counsel, Inc.

Templeton Investment Counsel, LLC. (Investment Counsel), an indirect, wholly owned subsidiary of Resources, serves as adviser to Templeton Global Asset Allocation Fund and Templeton Foreign Securities Fund. For additional information please see Part B and Schedules A and D of Form ADV of Investment Counsel (SEC File 801-15125), incorporated herein by reference, which set forth the officers and directors of Investment Counsel and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

(iii)	Templeton Global Advisors Limited, formerly known as Templeton Galbraith and Hansberger Ltd.

Templeton Global Advisors Limited (Templeton Nassau), an indirect, wholly owned subsidiary of Resources, serves as investment manager to Templeton Growth Securities Fund. For additional information please see Part B and Schedules A and D of Form ADV of Templeton Nassau (SEC File 801-42343), incorporated herein by reference, which set forth the officers and directors of Templeton Nassau and information as to any business, profession, vocation of employment of a substantial nature engages in by those officers and directors during the past two years.

8

(iv)	Templeton Asset Management Ltd., formerly known as Templeton Investment Management (Singapore) Pte Ltd.

Templeton Asset Management Ltd. (TAML), an indirect, wholly owned subsidiary of Resources, serves as investment manager to Templeton Developing Markets Securities Fund and as sub-advisor to Templeton Growth Securities Fund, furnishing to the investment manager in that capacity portfolio management services and investment research. For information please see Part B and Schedules A and D of Form ADV of TAML (SEC File 801-46997), incorporated herein by reference, which set forth the officers and directors of TAML and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

(v)	Franklin Advisory Services, LLC, formerly Franklin Advisory Services, Inc.

Franklin Advisory Services, LLC (Franklin New Jersey), an indirect, wholly owned subsidiary of Resources, serves as investment manager to Franklin Rising Dividends Securities Fund, Franklin Small Cap Value Securities Fund and Franklin Large Cap Value Securities Fund. For information please see Part B and Schedules A and D of Form ADV of Franklin New Jersey (SEC File 801-51967), incorporated herein by reference, which set forth the officers and directors of Franklin New Jersey and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

(vi)	Franklin Mutual Advisers, LLC, formerly Franklin Mutual Advisers, Inc.

Franklin Mutual Advisers, LLC (Mutual Advisers), an indirect, wholly owned subsidiary of Resources, serves as investment manager to the Mutual Discovery Securities Fund and Mutual Shares Securities Fund. For information please see Part B and Schedules A and D of Form ADV of Mutual Advisers (SEC File 801-53068), incorporated herein by reference, which set forth the officers and directors of Mutual Advisers and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

(vii)	Franklin Templeton Investment Management Limited

Franklin Templeton Investment Management Limited (Investment Management), serves as sub-advisor for three of the Fund’s series. Investment Management is an indirect subsidiary of Templeton Worldwide, Inc. which is a subsidiary of Resources. For additional information please see Part B and Schedules A and D of Form ADV of Investment Management (SEC File 801-55170), incorporated herein by reference, which sets forth the officers and directors of Investment Management and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

9

(viii)	Franklin Templeton Institutional, LLC

Franklin Templeton Institutional, LLC (FT Institutional), serves as sub-advisor for three of the Fund’s series. FT Institutional is wholly owned subsidiary of Resources. For additional information please see Part B and Schedules A and D of Form ADV of FT Institutional (SEC File 801-60684), incorporated herein by reference, which sets forth the officers and directors of FT Institutional and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 27.	Principal Underwriters

a)	Franklin/Templeton Distributors, Inc., (Distributors) also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund, Inc.

Franklin California Tax-Free Trust

Franklin Capital Growth Fund

Franklin Custodian Funds, Inc.

Franklin Federal Tax-Free Income Fund

Franklin Global Trust

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin Investors Securities Trust

Franklin Managed Trust

Franklin Money Fund

Franklin Municipal Securities Trust

Franklin Mutual Series Fund Inc.

Franklin Mutual Recovery Fund

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin Real Estate Securities Trust

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Tax-Exempt Money Fund

Franklin Tax-Free Trust

Franklin Templeton Fund Allocator Series

Franklin Templeton Global Trust

Franklin Templeton International Trust

Franklin Templeton Money Fund Trust

Franklin Value Investors Trust

Institutional Fiduciary Trust

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds, Inc.

Templeton Global Investment Trust

10

Templeton Global Opportunities Trust

Templeton Global Smaller Companies Fund, Inc.

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Institutional Funds, Inc.

(b)	The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934, as amended (SEC File No. 8-5889).

Item 28.	Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or by its shareholder service agent, Franklin Templeton Investor Services LLC, at 3344 Quality Drive, P.O. Box 2258 Rancho Cordova, CA 95741-2258.

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

Not Applicable

11

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act the undersigned Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 26th day of April, 2007.

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST, a Massachusetts Business Trust (Fund)

/s/ Karen L. Skidmore
Karen L. Skidmore
Vice President and Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated on behalf of Franklin Templeton Variable Insurance Products Trust, a Massachusetts Business Trust:

RUPERT H. JOHNSON, JR*	Chief Executive Officer – Investment Management and Trustee
Rupert H. Johnson, Jr.	Dated: April 26, 2007

JIMMY D. GAMBILL*	Chief Executive Officer – Finance and Administration
Jimmy D. Gambill	Dated: April 26, 2007

GALEN VETTER*	Chief Financial Officer
Galen Vetter	Dated: April 26, 2007

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: April 26, 2007

ROBERT F. CARLSON*	Trustee
Robert F. Carlson	Dated: April 26, 2007

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: April 26, 2007

CHARLES B. JOHNSON*	Trustee
Charles B. Johnson	Dated: April 26, 2007

FRANK W.T. LAHAYE*	Trustee
Frank W.T. LaHaye	Dated: April 26, 2007

FRANK A. OLSON*	Trustee
Frank A. Olson	Dated: April 26, 2007

*By:	/s/ Karen L. Skidmore
Karen L. Skidmore, as Attorney-in-Fact
(Pursuant to power of attorney previously filed)

12

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the undersigned Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 26th day of April, 2007.

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST, a Delaware Statutory Trust (Fund)

/s/ Karen L. Skidmore
Karen L. Skidmore
Vice President and Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated on behalf of Franklin Templeton Variable Insurance Products Trust, a Delaware Statutory Trust:

RUPERT H. JOHNSON, JR*	Chief Executive Officer – Investment Management and Trustee
Rupert H. Johnson, Jr.	Dated: April 26, 2007

JIMMY D. GAMBILL*	Chief Executive Officer – Finance and Administration
Jimmy D. Gambill	Dated: April 26, 2007

GALEN VETTER*	Chief Financial Officer
Galen Vetter	Dated: April 26, 2007

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: April 26, 2007

ROBERT F. CARLSON*	Trustee
Robert F. Carlson	Dated: April 26, 2007

CHARLES B. JOHNSON*	Trustee
Charles B. Johnson	Dated: April 26, 2007

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: April 26, 2007

FRANK W.T. LAHAYE*	Trustee
Frank W.T. LaHaye	Dated: April 26, 2007

FRANK A. OLSON*	Trustee
Frank A. Olson	Dated: April 26, 2007

*By:	/s/ Karen L. Skidmore
Karen L. Skidmore, as Attorney-in-Fact
(Pursuant to power of attorney previously filed)

13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO	DESCRIPTION
EX-99 (d) (i)	Form of Investment Management Agreement between the Fund, on behalf of Franklin Flex Cap Growth Securities Fund, and Franklin Advisers, Inc.

EX-99 (d) (ii)	Form of Investment Management Agreement between the Fund, on behalf of Franklin Global Real Estate Securities Fund, and Franklin Templeton Institutional, LLC

EX-99 (d) (iii)	Form of Management Agreement between the Fund, on behalf of Franklin Large Cap Growth Securities Fund, and Franklin Advisers, Inc.

EX-99 (d) (iv)	Form of Investment Advisory Agreement between the Fund, on behalf of Franklin Large Cap Value Securities Fund, and Franklin Advisory Services LLC

EX-99 (d) (v)	Form of Investment Management Agreement between the Fund, on behalf of Franklin Money Market Fund, Franklin Growth and Income Securities Fund, Franklin Global Communications Securities Fund, Franklin High Income Securities Fund, Templeton Global Income Securities Fund, Franklin Income Securities Fund, Franklin U.S. Government Fund and Franklin Zero Coupon Fund - 2010, and Franklin Advisers, Inc.

EX-99 (d) (vi)	Form of Management Agreement between the Fund, on behalf of Franklin Rising Dividends Securities Fund, and Franklin Advisory Services, LLC

EX-99 (d) (vii)	Investment Management Agreement between the Fund, on behalf of Franklin Small Cap Value Securities Fund, and Franklin Advisory Services, LLC

EX-99 (d) (viii)	Form of Investment Management Agreement between the Fund, on behalf of Franklin Small-Mid Cap Growth Fund, and Franklin Advisers, Inc.

EX-99 (d) (ix)	Form of Investment Advisory Agreement between the Fund, on behalf of Franklin Strategic Income Securities Fund, and Franklin Advisers, Inc.

EX-99 (d) (x)	Form of Investment Management Agreement between the Fund, on behalf of Mutual Discovery Securities Fund and Mutual Shares Securities Fund, and Franklin Mutual Advisers, LLC

14

EX-99 (d) (xi)	Form of Investment Management Agreement between the Fund, on behalf of Templeton Developing Markets Securities Fund, and Templeton Asset Management, Ltd.

EX-99 (d) (xii)	Form of Investment Management Agreement between the Fund, on behalf of Templeton Foreign Securities Fund, and Templeton Investment Counsel, LLC

EX-99 (d) (xiii)	Form of Investment Management Agreement between the Fund, on behalf of Templeton Global Asset Allocation Fund, and Templeton Investment Counsel, LLC

EX-99 (d) (xiv)	Form of Investment Management Agreement between the Fund, on behalf of Templeton Growth Securities Fund, and Templeton Global Advisors Limited

EX-99 (d) (xv)	Form of Sub-advisory Agreement between Franklin Templeton Institutional, LLC and Franklin Advisers, Inc. for services to Franklin Global Real Estate Securities Fund, a series of the Fund

EX-99 (d) (xvi)	Form of Sub-advisory Agreement between Franklin Mutual Advisers, LLC and Franklin Templeton Investment Management Limited, for services to Mutual Discovery Securities Fund, a series of the Fund.

EX-99 (d) (xvii)	Form of Sub-advisory Agreement between Templeton Investment Counsel, LLC and Franklin Templeton Investment Management Limited for services to Templeton Foreign Securities Fund, a series of the Fund.

EX-99 (d) (xviii)	Form of Sub-advisory agreement between Templeton Investment Counsel, LLC and Franklin Advisers, Inc. for services to Templeton Global Asset Allocation Fund, a series of the Fund

EX-99 (d) (xix)	Form of Sub-advisory Agreement between Templeton Investment Counsel, LLC and Franklin Templeton Investments Management Limited for services to Templeton Global Asset Allocation Fund, a series of the Fund

EX-99 (d) (xx)	Form of Sub-Advisory Agreement between Templeton Global Advisors Limited and Templeton Asset Management Limited, for services to Templeton Growth Securities Fund

EX-99 (e) (i)	Form of Distribution Agreement between FTVIPT-DE and Franklin/Templeton Distributors, Inc.

15

EX-99 (h) (i)	Form of Administration Agreement between the Fund, on behalf of Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund and Franklin Small-Mid Cap Growth Securities Fund, and Franklin Templeton Services, LLC

EX-99 (h) (ii)	Form of Administration Agreement between the Fund, on behalf of Franklin Small Cap Value Securities Fund, Mutual Discovery Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Templeton Global Asset Allocation Fund, and Franklin Templeton Services, LLC

EX-99 (h) (iii)	Form of Fund Administration Agreement between the Fund, on behalf of Franklin Strategic Income Securities Fund, and Franklin Templeton Services, LLC

EX-99 (h) (iv)	Form of Administration Agreement between the Fund, on behalf of Franklin Templeton VIP Founding Funds Allocation Fund, and Franklin Templeton Services, LLC

EX-99 (h) (v)	Form of Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC, for services to Franklin Global Communications Securities Fund, Franklin Global Real Estate Securities Fund, Franklin Growth and Income Securities Fund, Franklin High Income Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Money Market Fund, Franklin U.S. Government Securities Fund, Franklin Zero Coupon Fund –2010 and Templeton Global Income Securities Fund, series of the Fund

EX-99 (h) (vi)	Form of Subcontract for Fund Administrative Services Agreement between Franklin Advisory Services, LLC and Franklin Templeton Services, LLC, for services to Franklin Rising Dividends Securities Fund, a series of the Fund

EX-99 (h) (vii)	Form of Subcontract Form of Subcontract for Fund Administrative Services between Templeton Global Advisors Limited and Franklin Templeton Services, LLC, for services to Templeton Growth Securities Fund, a series of the Fund

EX-99 (h) (viii)	Form of Administration Agreement between the Fund, on behalf of Franklin Global Real Estate Securities Fund, and Franklin Templeton Services, LLC

EX-99 (i) (i)	Legal Opinion, Securities Act of 1933, with respect to FTVIPT-DE and each of its series, dated April 27, 2007

EX-99 (j) (i)	Consent of Registered Independent Public Accounting Firm

EX-99 (m) (i)	Form of Class 2 Distribution Plan pursuant to Rule 12b-1for all series of the Fund, except Franklin Strategic Income Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund and Templeton Global Income Securities Fund

16

EX-99 (m) (ii)	Form of Class 2 Distribution Plan pursuant to Rule 12b-1 for Franklin Strategic Income Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund and Templeton Global Income Securities Fund

EX-99 (m) (iii)	Form of Class 3 Distribution Plan pursuant to Rule 12b-1 for Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Templeton Global Income Securities Fund

EX-99 (n) (i)	Multiple Class Plan for all series of the Fund, except Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Fund, Franklin Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Templeton Global Income Securities Fund

EX-99 (n) (ii)	Multiple Class Plan for the Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Templeton Global Income Securities Fund series of the Fund

17